As filed with the Securities and Exchange Commission on April 20, 2007
                   Registration Nos. 333- 44876 and 811- 04844

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment Number                                      [ ]
         Post-Effective Amendment Number:   12                               [x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment Number:   51                                              [x]
                        (Check appropriate box or boxes)

             Separate Account I of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)
                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                           (513) 629-1854 (Depositor's
                     Telephone Number, including Area Code)

                 The Western and Southern Life Insurance Company
                               (Name of Guarantor)
                      400 Broadway, Cincinnati, Ohio 45202
         (Address of Guarantor's Principal Executive Offices) (Zip Code)
                           (513) 629-1854 (Guarantor's
                     Telephone Number, including Area Code)

                             Rhonda S. Malone, Esq.
                          Associate Counsel -Securities
                    Western & Southern Financial Group, Inc.
                      400 Broadway, Cincinnati, Ohio 45202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

             immediately upon filing pursuant to paragraph (b) of Rule 485
         ---
          x  on May 1, 2007  pursuant to paragraph (b) of Rule 485
         ---
             60 days after filing pursuant to paragraph (a)(1) of Rule 485
         ---
             on (date) pursuant to paragraph (a)(1) of Rule 485
         ---
             75 days after filing pursuant to paragraph (a)(2) of Rule 485
         ---
             on (date) pursuant to paragraph (a)(2) of Rule 485
         ---

If appropriate, check the following box:

         --- This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

     Title of Securities Being Registered: AnnuiChoice II - Flexible Premium
                                Variable Annuity

                       ANNUICHOICE(R) II VARIABLE ANNUITY
                                   MAY 1, 2007


INTEGRITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT I

This prospectus describes the AnnuiChoice II flexible premium variable annuity contract and the Investment Options available under the contract. You may invest your contributions in any of the Variable Account Options or Fixed Accounts listed below.

----------------------------------------------------------------- ---------------------------------------------------------------
DWS INVESTMENTS VIT FUND                                          TOUCHSTONE VARIABLE SERIES TRUST
DWS Small Cap Index VIP Fund, Class B                             Touchstone VST Balanced Fund
                                                                  Touchstone VST Baron Small Cap Fund
FIDELITY VIP TRUST - ALL SERVICE CLASS 2                          Touchstone VST Core Bond Fund
Fidelity VIP Asset ManagerSM Portfolio                            Touchstone VST Eagle Capital Appreciation Fund
Fidelity VIP Balanced Portfolio                                   Touchstone VST Enhanced Dividend 30 Fund
Fidelity VIP Contrafund(R) Portfolio                              Touchstone VST Growth & Income Fund
Fidelity VIP Disciplined Small Cap Portfolio                      Touchstone VST High Yield Fund
Fidelity VIP Dynamic Capital Appreciation Portfolio               Touchstone VST Mid Cap Growth Fund
Fidelity VIP Equity-Income Portfolio                              Touchstone VST Money Market Fund, Service Class
Fidelity VIP Freedom 2010 Portfolio                               Touchstone VST Third Avenue Value Fund
Fidelity VIP Freedom 2015 Portfolio                               Touchstone VST Value Plus Fund
Fidelity VIP Freedom 2020 Portfolio                               Touchstone VST Aggressive ETF Fund, Service Class
Fidelity VIP Freedom 2025 Portfolio                               Touchstone VST Conservative ETF Fund, Service Class
Fidelity VIP Freedom 2030 Portfolio                               Touchstone VST Enhanced ETF Fund, Service Class
Fidelity VIP Growth Portfolio                                     Touchstone VST Moderate ETF Fund, Service Class
Fidelity VIP Growth & Income Portfolio
Fidelity VIP Growth Opportunities Portfolio                       VAN KAMPEN LIFE INVESTMENT TRUST AND
Fidelity VIP High Income Portfolio                                UNIVERSAL INSTITUTIONAL FUNDS, INC. - ALL CLASS II
Fidelity VIP Index 500 Portfolio                                  Van Kampen LIT Comstock Portfolio
Fidelity VIP Investment Grade Bond Portfolio                      Van Kampen LIT Strategic Growth Portfolio
Fidelity VIP Mid Cap Portfolio                                    Van Kampen UIF Emerging Markets Debt Portfolio
Fidelity VIP Overseas Portfolio                                   Van Kampen UIF Emerging Markets Equity Portfolio
                                                                  Van Kampen UIF U.S. Real Estate Portfolio
FRANKLIN TEMPLETON VIP TRUST - ALL CLASS 2
FTVIPT Franklin Growth and Income Securities Fund                 FIXED ACCOUNTS
FTVIPT Franklin Income Securities Fund                            Guaranteed Rate Options
FTVIPT Franklin Large Cap Growth Securities Fund                  Systematic Transfer Option
FTVIPT Franklin Small Cap Value Securities Fund
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund
FTVIPT Templeton Growth Securities Fund

----------------------------------------------------------------- ---------------------------------------------------------------

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THIS PROSPECTUS IS ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS ANNUITY IS NOT A BANK PRODUCT AND IS NOT AN OBLIGATION OF, NOR GUARANTEED BY, THE FINANCIAL INSTITUTION WHERE IT IS OFFERED. IT IS NOT INSURED BY THE FDIC, NCUSIF OR OTHER FEDERAL ENTITY. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


                                     AC2I-1

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2007, has been filed with the Securities and Exchange Commission (file numbers 811-04844 and 333-44876). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the Glossary. The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC's Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 202-551-8090. You may also obtain information about this annuity contract on the SEC's Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, 100 F. Street NE, Washington, D.C. 20459-0102.

--------------------------------------------------------------------------------

We offer a contract with lower expenses that is otherwise substantially similar to this one. This contract's higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

Not all terms, conditions, benefits, programs, features and Investment Options are available or approved for use in every state. For more information, contact your financial advisor or our Administrative Office listed in the Glossary.

--------------------------------------------------------------------------------

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI's only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity's variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity's variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity's variable annuity products.

--------------------------------------------------------------------------------

  To request a copy of the STATEMENT OF ADDITIONAL INFORMATION FOR THE INTEGRITY ANNUICHOICE II (MAY 1, 2007) tear off this section and mail it to us at the Administrative Office listed in the Glossary.


  NAME:    __________________________________

  ADDRESS: __________________________________

           __________________________________

  PHONE:   __________________________________


                                     AC2I-2

                                TABLE OF CONTENTS

                                                                                                            PAGE AC2I-
---------------------------------------------------------------------------------------------------------- -----------
GLOSSARY                                                                                                       5
---------------------------------------------------------------------------------------------------------- -----------
PART 1 - FEES AND EXPENSE TABLES AND SUMMARY                                                                   7
---------------------------------------------------------------------------------------------------------- -----------
Contract Owner Transaction Expenses                                                                            7
---------------------------------------------------------------------------------------------------------- -----------
Annual Administrative Charge                                                                                   7
---------------------------------------------------------------------------------------------------------- -----------
Separate Account Annual Expenses                                                                               7
---------------------------------------------------------------------------------------------------------- -----------
Total Annual Portfolio Operating Expenses                                                                      8
---------------------------------------------------------------------------------------------------------- -----------
Examples                                                                                                       10
---------------------------------------------------------------------------------------------------------- -----------
Accumulation Unit Values                                                                                       11
---------------------------------------------------------------------------------------------------------- -----------
Summary of Contract                                                                                            11
---------------------------------------------------------------------------------------------------------- -----------
Investment Goals and Risks                                                                                     11
---------------------------------------------------------------------------------------------------------- -----------
Your Rights and Benefits                                                                                       11
---------------------------------------------------------------------------------------------------------- -----------
Account Value and Surrender Value                                                                              11
---------------------------------------------------------------------------------------------------------- -----------
Your Right to Revoke (Free Look Period)                                                                        12
---------------------------------------------------------------------------------------------------------- -----------
How Your Contract is Taxed                                                                                     12
---------------------------------------------------------------------------------------------------------- -----------
PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT                                                                    12
---------------------------------------------------------------------------------------------------------- -----------
Integrity Life Insurance Company                                                                               12
---------------------------------------------------------------------------------------------------------- -----------
Separate Account I and the Variable Account Options                                                            12
---------------------------------------------------------------------------------------------------------- -----------
Distribution of Variable Annuity Contracts                                                                     13
---------------------------------------------------------------------------------------------------------- -----------
Changes In How We Operate                                                                                      13
---------------------------------------------------------------------------------------------------------- -----------
PART 3 - YOUR INVESTMENT OPTIONS                                                                               13
---------------------------------------------------------------------------------------------------------- -----------
The Variable Account Options                                                                                   13
---------------------------------------------------------------------------------------------------------- -----------
The Fixed Accounts                                                                                             23
---------------------------------------------------------------------------------------------------------- -----------
PART 4 - DEDUCTIONS AND CHARGES                                                                                24
---------------------------------------------------------------------------------------------------------- -----------
Mortality and Expenses Risk Charge                                                                             24
---------------------------------------------------------------------------------------------------------- -----------
Annual Administrative Charge                                                                                   25
---------------------------------------------------------------------------------------------------------- -----------
Reduction or Elimination of Mortality and Expense Risk or Annual Administrative Charges                        25
---------------------------------------------------------------------------------------------------------- -----------
Portfolio Charges                                                                                              25
---------------------------------------------------------------------------------------------------------- -----------
Withdrawal Charge                                                                                              25
---------------------------------------------------------------------------------------------------------- -----------
Reduction or Elimination of the Withdrawal Charge                                                              26
---------------------------------------------------------------------------------------------------------- -----------
Hardship Waiver                                                                                                26
---------------------------------------------------------------------------------------------------------- -----------
Commission Allowance and Additional Payments to Distributors                                                   26
---------------------------------------------------------------------------------------------------------- -----------
Optional Benefit Charges                                                                                       27
---------------------------------------------------------------------------------------------------------- -----------
Transfer Charge                                                                                                27
---------------------------------------------------------------------------------------------------------- -----------
Tax Reserve                                                                                                    27
---------------------------------------------------------------------------------------------------------- -----------
State Premium Tax                                                                                              27
---------------------------------------------------------------------------------------------------------- -----------
PART 5 - TERMS OF YOUR VARIABLE ANNUITY                                                                        27
---------------------------------------------------------------------------------------------------------- -----------
Your Contributions                                                                                             27
---------------------------------------------------------------------------------------------------------- -----------
Units in Our Separate Account                                                                                  27
---------------------------------------------------------------------------------------------------------- -----------
How We Determine Unit Value                                                                                    28
---------------------------------------------------------------------------------------------------------- -----------
Transfers                                                                                                      28
---------------------------------------------------------------------------------------------------------- -----------
Excessive Trading                                                                                              29
---------------------------------------------------------------------------------------------------------- -----------
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading                        29
---------------------------------------------------------------------------------------------------------- -----------
Withdrawals                                                                                                    31
---------------------------------------------------------------------------------------------------------- -----------
Assignments                                                                                                    32
---------------------------------------------------------------------------------------------------------- -----------
Death Benefit Paid on Death of Annuitant                                                                       32
---------------------------------------------------------------------------------------------------------- -----------
Distribution on Death of Owner                                                                                 33
---------------------------------------------------------------------------------------------------------- -----------
Spousal Continuation                                                                                           33
---------------------------------------------------------------------------------------------------------- -----------
Death Claims                                                                                                   34
---------------------------------------------------------------------------------------------------------- -----------
Retirement Date and Annuity Benefit                                                                            34
---------------------------------------------------------------------------------------------------------- -----------
Annuity Benefit Payments                                                                                       35
---------------------------------------------------------------------------------------------------------- -----------
Timing of Payment                                                                                              35
---------------------------------------------------------------------------------------------------------- -----------
How You Make Requests and Give Instructions                                                                    35
---------------------------------------------------------------------------------------------------------- -----------


                                     AC2I-3

---------------------------------------------------------------------------------------------------------- -----------
PART 6 - OPTIONAL BENEFITS                                                                                     36
---------------------------------------------------------------------------------------------------------- -----------
Guaranteed Minimum Accumulation Benefit Rider                                                                  36
---------------------------------------------------------------------------------------------------------- -----------
Guaranteed Minimum Withdrawal Benefit Rider                                                                    38
---------------------------------------------------------------------------------------------------------- -----------
Highest Anniversary Death Benefit Rider                                                                        46
---------------------------------------------------------------------------------------------------------- -----------
Enhanced Earnings Benefit Rider                                                                                46
---------------------------------------------------------------------------------------------------------- -----------
PART 7 - VOTING RIGHTS                                                                                         47
---------------------------------------------------------------------------------------------------------- -----------
How Portfolio Shares Are Voted                                                                                 47
---------------------------------------------------------------------------------------------------------- -----------
How We Determine Your Voting Shares                                                                            47
---------------------------------------------------------------------------------------------------------- -----------
Separate Account Voting Rights                                                                                 47
---------------------------------------------------------------------------------------------------------- -----------
PART 8 - TAX ASPECTS OF THE CONTRACT                                                                           48
---------------------------------------------------------------------------------------------------------- -----------
Introduction                                                                                                   48
---------------------------------------------------------------------------------------------------------- -----------
Your Contract is an Annuity                                                                                    48
---------------------------------------------------------------------------------------------------------- -----------
Taxation of Annuities Generally                                                                                48
---------------------------------------------------------------------------------------------------------- -----------
Tax-Favored Retirement Programs                                                                                49
---------------------------------------------------------------------------------------------------------- -----------
Federal and State Income Tax Withholding                                                                       50
---------------------------------------------------------------------------------------------------------- -----------
Impact of Taxes on the Company                                                                                 50
---------------------------------------------------------------------------------------------------------- -----------
Transfers Among Investment Options                                                                             50
---------------------------------------------------------------------------------------------------------- -----------
PART 9 - ADDITIONAL INFORMATION                                                                                50
---------------------------------------------------------------------------------------------------------- -----------
Systematic Withdrawal Program                                                                                  50
---------------------------------------------------------------------------------------------------------- -----------
Income Plus Withdrawal Program                                                                                 51
---------------------------------------------------------------------------------------------------------- -----------
Choices Plus Required Minimum Distribution Program                                                             51
---------------------------------------------------------------------------------------------------------- -----------
Dollar Cost Averaging Program                                                                                  51
---------------------------------------------------------------------------------------------------------- -----------
Systematic Transfer Program                                                                                    52
---------------------------------------------------------------------------------------------------------- -----------
Customized Asset Rebalancing Program                                                                           52
---------------------------------------------------------------------------------------------------------- -----------
Systematic Contributions Program                                                                               53
---------------------------------------------------------------------------------------------------------- -----------
Legal Proceedings                                                                                              53
---------------------------------------------------------------------------------------------------------- -----------
Table of Contents of Statement of Additional Information                                                       53
---------------------------------------------------------------------------------------------------------- -----------
PART 10 - PRIOR CONTRACTS                                                                                      53
---------------------------------------------------------------------------------------------------------- -----------

---------------------------------------------------------------------------------------------------------- -----------
APPENDIX A - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I                                                      57
---------------------------------------------------------------------------------------------------------- -----------
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                                                         73
---------------------------------------------------------------------------------------------------------- -----------
APPENDIX C - GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES                                                    75
---------------------------------------------------------------------------------------------------------- -----------
APPENDIX D - ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLES                                                    79
---------------------------------------------------------------------------------------------------------- -----------

---------------------------------------------------------------------------------------------------------- -----------


                                     AC2I-4

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Investment Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

ADMINISTRATIVE OFFICE - Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

ANNUITANT - the person whose life is used to determine the amount of the Annuity Benefit. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

ANNUITY BENEFIT - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CONTRACT ANNIVERSARY - occurs once annually on the same day as the Contract
Date.

CONTRACT DATE - the date we issue you the contract. It is shown on the schedule page of your contract.

CONTRACT YEAR - a year that starts on your Contract Date or any Contract Anniversary.

DEATH BENEFIT - benefit paid to a named Annuitant's beneficiary on the death of the Annuitant.

DISTRIBUTION ON DEATH - a distribution paid to a named owner's beneficiary on the death of the owner.

ENHANCED EARNINGS BENEFIT (EEB) - an optional Death Benefit.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

FREE WITHDRAWAL AMOUNT - the amount you may withdraw in any Contract Year without paying withdrawal charges.

GENERAL ACCOUNT - the account that contains all of our assets other than those held in Separate Accounts.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) - an optional benefit that provides a guaranteed minimum future value of amounts invested under a GMAB Rider.

     GMAB INVESTMENT OPTIONS - Investment Options available for contributions under the GMAB Rider.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) - an optional benefit that provides a guaranteed minimum value will be available for withdrawal when invested under a GMWB Rider.

     GMWB INVESTMENT OPTIONS - Investment Options available for contributions under the GMWB Rider.

GUARANTEED RATE OPTION (GRO) - a Fixed Account which offers Guarantee Periods of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

     GUARANTEE PERIOD - the length of time from the date of your contribution into a GRO, until the GRO matures.

     MARKET VALUE ADJUSTMENT (MVA) - an upward or downward adjustment made to the value of your


                                     AC2I-5

     GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit before the end of the Guarantee Period.

HIGHEST ANNIVERSARY DEATH BENEFIT - an optional Death Benefit.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

PORTFOLIO - a mutual fund in which a Variable Account Option invests.

RETIREMENT DATE - the date you choose to begin your Annuity Benefit or receive a lump sum payment.

RIDER - a supplement to your contract that provides optional benefit at an additional cost.

SEPARATE ACCOUNT - Separate Account I of Integrity Life Insurance Company. Its assets are segregated by Integrity and invested in Variable Account Options.

SURRENDER VALUE - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

SYSTEMATIC TRANSFER OPTION (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into other Investment Options within either a six or twelve month period. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

UNIT - measure of your ownership interest in a Variable Account Option.

UNIT VALUE - value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.


                                     AC2I-6

PART 1 - FEES AND EXPENSE TABLES AND SUMMARY

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)


The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options. State premium tax may also be deducted.(2)

CONTRACT OWNER TRANSACTION EXPENSES

         -------------------------------------------------------------------------------------- -----------------
         Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions (3)   8%
         -------------------------------------------------------------------------------------- -----------------
         Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)         $20
         -------------------------------------------------------------------------------------- -----------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

         -------------------------------------------------------------------------------------- -----------------
         Annual Administrative Charge(5)                                                        $30
         -------------------------------------------------------------------------------------- -----------------

SEPARATE ACCOUNT ANNUAL EXPENSES as a percentage of value charged

         -------------------------------------------------------------------------------------- -----------------
         Mortality and Expense Risk Charge(6)                                                   1.15%
         -------------------------------------------------------------------------------------- -----------------
         Optional Highest Anniversary Death Benefit Charge(7)                                   0.20%
         -------------------------------------------------------------------------------------- -----------------
         Optional Enhanced Earnings Benefit Charge (maximum charge)(8)                          0.50%
         -------------------------------------------------------------------------------------- -----------------
         Optional Guaranteed Minimum Accumulation Benefit Charge(9)                             0.60%
         -------------------------------------------------------------------------------------- -----------------
         Optional Guaranteed Minimum Withdrawal Benefit Charge(10)                              0.60%
         -------------------------------------------------------------------------------------- -----------------
         Highest Possible Total Separate Account Annual Expenses(11)                            1.95%
         -------------------------------------------------------------------------------------- -----------------

----------------------
(1) Expenses for prior versions of the contract, if different, are located in
Part 10, Prior Contracts.
(2) State premium taxes currently range from 0 to 4%.
(3) Withdrawal charges decrease based on the age of each contribution.
See Part 4.
(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
(5) This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.
(6) Assessed daily on the amount allocated to the Variable Account Options
(7) Assessed quarterly on the amount allocated to the Variable Account Options
(8) Assessed quarterly to the Account Value and is based on the Annuitant's age on the Contract Date:

     -------------------- ------------------------------ -----------------------------------------
             Age           Charge at annual effective        Total Charge to Variable Account
                                      rate                               Options
     -------------------- ------------------------------ -----------------------------------------
         59 or less                   0.20%                               1.35%
     -------------------- ------------------------------ -----------------------------------------
            60-69                     0.40%                               1.55%
     -------------------- ------------------------------ -----------------------------------------
            70-79                     0.50%                               1.65%
     -------------------- ------------------------------ -----------------------------------------

(9) Assessed daily on the amount allocated to your GMAB Investment Options
(10) Assessed annually based on the Adjusted GWB - See Part 6
(11) You may elect only one of these optional benefits: EEB, GMAB or GMWB. Therefore the highest possible total separate account annual expenses reflect the election of one of these optional benefits, which carries the highest cost.


                                     AC2I-7

The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio. The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios' assets, including management fees, distribution or 12b-1 fees, and other expenses are:

 Minimum: 0.35%                     Maximum: 1.98%

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
                                                                             MANAGE-      12B-1       OTHER     ACQUIRED     TOTAL
PORTFOLIO                                                                     MENT         FEE       EXPENSES     FUND       ANNUAL
                                                                              FEES                              EXPENSES    EXPENSES
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
DWS Small Cap Index VIP Fund, Class B(1)                                    0.45%        0.25%       0.05%        N/A         0.75%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Asset Manager Portfolio, Service Class 2 (2)                   0.52%        0.25%       0.15%        N/A         0.92%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Balanced Portfolio, Service Class 2 (3)                        0.42%        0.25%       0.20%        N/A         0.87%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Contrafund Portfolio, Service Class 2 (2)                      0.57%        0.25%       0.09%        N/A         0.91%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2 (4),(5)       0.71%        0.25%       0.73%        N/A         1.69%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Dynamic Capital Appreciation Portfolio,                        0.56%        0.25%       0.24%        N/A         1.05%
Service Class 2 (3)
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Equity-Income Portfolio, Service Class 2                       0.47%        0.25%       0.10%        N/A         0.82%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Freedom 2010 Portfolio, Service Class 2                         N/A         0.25%        N/A        0.57%        0.82%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Freedom 2015 Portfolio, Service Class 2                         N/A         0.25%        N/A        0.61%        0.86%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Freedom 2020 Portfolio, Service Class 2                         N/A         0.25%        N/A        0.64%        0.89%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Freedom 2025 Portfolio, Service Class 2                         N/A         0.25%        N/A        0.65%        0.90%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Freedom 2030 Portfolio, Service Class 2                         N/A         0.25%        N/A        0.68%        0.93%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Growth Portfolio, Service Class 2 (2)                          0.57%        0.25%       0.12%        N/A         0.94%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Growth & Income Portfolio, Service Class 2 (2)                 0.47%        0.25%       0.13%        N/A         0.85%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Growth Opportunities Portfolio, Service Class 2 (3)            0.57%        0.25%       0.17%        N/A         0.99%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP High Income Portfolio, Service Class 2                         0.57%        0.25%       0.15%        N/A         0.97%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Index 500 Portfolio, Service Class 2 (6)                       0.10%        0.25%       0.00%        N/A         0.35%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2               0.32%        0.25%       0.12%        N/A         0.69%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Mid Cap Portfolio, Service Class 2 (2)                         0.57%        0.25%       0.11%        N/A         0.93%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Fidelity VIP Overseas Portfolio, Service Class 2 (2)                        0.72%        0.25%       0.16%        N/A         1.13%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Franklin Growth and Income Securities Fund, Class 2 (7)              0.49%        0.25%       0.05%        N/A         0.79%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Franklin Income Securities Fund, Class 2 (7)                         0.46%        0.25%       0.01%         N/A        0.72%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Franklin Large Cap Growth Securities Fund, Class 2 (7)               0.72%        0.25%        0.04%        N/A        1.01%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Franklin Small Cap Value Securities Fund, Class 2 (8),(9)            0.51%        0.25%        0.17%       0.03%       0.96%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Mutual Shares Securities Fund, Class 2                               0.60%        0.25%        0.21%        N/A        1.06%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Templeton Foreign Securities, Class 2 (8),(10)                       0.63%        0.25%        0.15%       0.03%       1.06%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
FTVIPT Templeton Growth Securities, Class 2 (7)                             0.74%        0.25%        0.04%        N/A        1.03%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Balanced Fund (11)                                           0.80%        0.00%       0.53%        N/A         1.33%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Baron Small Cap Fund (11)                                    1.05%        0.00%       0.50%        N/A         1.55%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Core Bond Fund (11)                                          0.55%        0.00%       0.46%        N/A         1.01%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Eagle Capital Appreciation Fund (11)                         0.75%        0.00%       0.48%       0.01%        1.24%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Enhanced Dividend 30 Fund (11)                               0.65%        0.00%       0.55%        N/A         1.20%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Growth & Income Fund (11)                                    0.80%        0.00%       0.51%       0.02%        1.33%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST High Yield Fund (11)                                         0.50%        0.00%       0.48%        N/A         0.98%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Mid Cap Growth Fund (11)                                     0.80%        0.00%       0.48%        N/A         1.28%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Money Market Fund, Service Class (11)                        0.18%        0.25%       0.37%        N/A         0.80%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Third Avenue Value Fund (11)                                 0.79%        0.00%       0.36%       0.02%        1.17%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Value Plus Fund (11)                                         0.75%        0.00%       0.69%       0.01%        1.45%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Aggressive ETF Fund, Service Class (11),(12)                 0.40%        0.25%       0.77%       0.20%        1.62%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Conservative ETF Fund, Service Class (11),(12)               0.40%        0.25%       0.99%       0.18%        1.82%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Enhanced ETF Fund, Service Class (11),(12)                   0.40%        0.25%       0.45%       0.26%        1.36%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------


                                     AC2I-8

------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
                                                                             MANAGE-      12B-1       OTHER     ACQUIRED     TOTAL
PORTFOLIO                                                                     MENT         FEE       EXPENSES     FUND       ANNUAL
                                                                              FEES                              EXPENSES    EXPENSES
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Touchstone VST Moderate ETF Fund, Service Class (11),(12)                   0.40%        0.25%       0.62%       0.20%        1.47%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Van Kampen LIT Comstock Portfolio, Class II                                 0.56%        0.25%        0.03%        N/A        0.84%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Van Kampen LIT Strategic Growth Portfolio, Class II                         0.70%        0.25%        0.08%        N/A        1.03%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Van Kampen UIF Emerging Markets Debt Portfolio, Class II (13)               0.75%        0.35%        0.35%        N/A        1.45%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Van Kampen UIF Emerging Markets Equity Portfolio, Class II (13)             1.23%        0.35%        0.40%        N/A        1.98%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------
Van Kampen UIF U.S. Real Estate Portfolio, Class II (13)                    0.73%        0.35%        0.28%        N/A        1.36%
------------------------------------------------------------------------ ------------- ----------- ----------- ----------- ---------

(1) Includes 0.10% administration fee.
(2) A portion of the brokerage commissions that each Fidelity VIP Portfolio pays may be reimbursed and used to reduce that Portfolio's expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been as set forth in the table in below. These offsets may be discontinued at any time.

   ---------------------------------------------------------------- ---------------------------------------
   Fidelity VIP Portfolio                                           Net Total Expenses after Arrangements
                                                                               Described Above
   ---------------------------------------------------------------- ---------------------------------------
   Asset Manager, Service Class 2                                                   0.90%
   ---------------------------------------------------------------- ---------------------------------------
   Contrafund, Service Class 2                                                      0.90%
   ---------------------------------------------------------------- ---------------------------------------
   Growth, Service Class 2                                                          0.92%
   ---------------------------------------------------------------- ---------------------------------------
   Growth & Income, Service Class 2                                                 0.84%
   ---------------------------------------------------------------- ---------------------------------------
   Mid Cap, Service Class 2                                                         0.91%
   ---------------------------------------------------------------- ---------------------------------------
   Overseas, Service Class 2                                                        1.06%
   ---------------------------------------------------------------- ---------------------------------------

(3) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio's expenses. Including this reduction, the total class operating expenses for these Portfolios would have been as set forth in the table below. These offsets may be discontinued at any time.

   ---------------------------------------------------------------- ---------------------------------------
   Fidelity VIP Portfolio                                           Net Total Expenses after Arrangements
                                                                               Described Above
   ---------------------------------------------------------------- ---------------------------------------
   Balanced, Service Class 2                                                        0.84%
   ---------------------------------------------------------------- ---------------------------------------
   Dynamic Capital Appreciation, Service Class 2                                    1.04%
   ---------------------------------------------------------------- ---------------------------------------
   Growth Opportunities, Service Class 2                                            0.94%
   ---------------------------------------------------------------- ---------------------------------------

(4) The Portfolio's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxed certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25%. This arrangement can be discontinued by the fund's manger at any time.
(5) Through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio's custodian expenses. Including these reductions, the total class operating expenses for these Portfolios would have been 1.23%. These offsets may be discontinued at any time.
(6) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses). This expense limit may not be increased without approval of the Portfolio's shareholders and board of trustees. Thus, the expense limit is required by contract and is not voluntary on the fund manager's part. This expense limit may be discontinued at any time.
(7) The Portfolio administration fee is paid indirectly through the management fee.
(8) The manager has agreed in advance to reduce its fee from assets invested by the Portfolio in a Franklin Templeton money market fund (the acquired fund) to the extent that the Portfolio's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC and will remain in place until April 30, 2008.
(9) Net total annual Portfolio expenses after management and administration fee reductions were 0.93%.
(10) Net total annual Portfolio expenses after management and administration fee reductions were 1.03%.
(11) The advisor has contractually agreed until at least December 31, 2007 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

   ---------------------------------- ----------------------------------- ------------------------------------
   Touchstone Variable Series          Net Total Expenses after Waivers    Net Total Expenses after Waivers
   Trust Portfolio                     and Reimbursements with Acquired       and Reimbursements without
                                                Fund Expenses                   Acquired Fund Expenses
   ---------------------------------- ----------------------------------- ------------------------------------
   Balanced                                         0.90%                                0.90%
   ---------------------------------- ----------------------------------- ------------------------------------
   Baron Small Cap                                  1.65%                                1.65%
   ---------------------------------- ----------------------------------- ------------------------------------
   Core Bond                                        0.75%                                0.75%
   ---------------------------------- ----------------------------------- ------------------------------------
   Eagle Capital Appreciation                       1.06%                                1.05%
   ---------------------------------- ----------------------------------- ------------------------------------
   Enhanced Dividend 30                             0.75%                                0.75%
   ---------------------------------- ----------------------------------- ------------------------------------
   Growth & Income                                  0.87%                                0.85%
   ---------------------------------- ----------------------------------- ------------------------------------
   High Yield                                       0.80%                                0.80%
   ---------------------------------- ----------------------------------- ------------------------------------
   Mid Cap Growth                                   1.15%                                1.15%
   ---------------------------------- ----------------------------------- ------------------------------------
   Money Market, Service Class                      0.54%                                0.54%
   ---------------------------------- ----------------------------------- ------------------------------------
   Third Avenue Value                               1.07%                                1.05%
   ---------------------------------- ----------------------------------- ------------------------------------
   Value Plus                                       1.16%                                1.15%
   ---------------------------------- ----------------------------------- ------------------------------------
   Aggressive ETF, Service Class                    0.95%                                0.75%
   ---------------------------------- ----------------------------------- ------------------------------------


                                     AC2I-9

   ---------------------------------- ----------------------------------- ------------------------------------
   Conservative ETF, Service Class                  0.93%                                0.75%
   ---------------------------------- ----------------------------------- ------------------------------------
   Enhanced ETF, Service Class                      1.01%                                0.75%
   ---------------------------------- ----------------------------------- ------------------------------------
   Moderate ETF, Service Class                      0.95%                                0.75%
   ---------------------------------- ----------------------------------- ------------------------------------

(12) The Service Class shares began operations in July, 2006. Integrity and Touchstone Advisors have agreements which provide that Integrity is responsible for payment of expenses exceeding the expense caps on the ETF Portfolios.
(13) The fees disclosed reflect gross ratios prior to any voluntary waivers and reimbursements of expenses by the adviser. For the year ended December 31, 2006, the management fee was reduced to reflect the voluntary waiver of a portion of the management fee and the reimbursement by the Portfolio's adviser to the extent total annual operating expenses exceed the following "Operating Expense Limitations:" 1.35% for Emerging Markets Debt and U.S. Real Estate, and 1.65% for the Emerging Markets Equity. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive 0.30% of the 12b-1 fee for the Emerging Markets Equity and Emerging Markets Debt and 0.10% of the 12b-1 fee for the U.S. Real Estate. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these waivers and reimbursements, the total annual operating expenses are: 1.15% for Emerging Markets Debt, Class II, 1.65% for Emerging Markets Equity, Class II and 1.26% for U.S. Real Estate, Class II.

We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios. The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. These fees may be paid by the investment advisors from the investment advisors' assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.)

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

      ------------------------------ -------------------- ------------------------ ------------------------
      1 year                         3 years              5 years                  10 years
      ------------------------------ -------------------- ------------------------ ------------------------
      $1,156                         $1,783               $2,329                   $3,784
      ------------------------------ -------------------- ------------------------ ------------------------

If you select an Annuity Benefit with a life contingency at the end of the applicable period:

      -------------------------- ------------------------ ------------------------ ------------------------
      1 year                     3 years                  5 years                  10 years
      -------------------------- ------------------------ ------------------------ ------------------------
      $356                       $1,083                   $1,829                   $3,784
      -------------------------- ------------------------ ------------------------ ------------------------

If you do not surrender the contract:

      -------------------------- ------------------------ ------------------------ ------------------------
      1 year                     3 years                  5 years                  10 years
      -------------------------- ------------------------ ------------------------ ------------------------
      $356                       $1,083                   $1,829                   $3,784
      -------------------------- ------------------------ ------------------------ ------------------------

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, and the cost of the GMWB Rider. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

      -------------------------- ------------------------ ------------------------ ------------------------
      1 year                     3 years                  5 years                  10 years
      -------------------------- ------------------------ ------------------------ ------------------------
      $1,216                     $1,966                   $2,638                   $4,414
      -------------------------- ------------------------ ------------------------ ------------------------

If you select and Annuity Benefit with a life contingency at the end of the applicable period:


                                     AC2I-10

      -------------------------- ------------------------ ------------------------ ------------------------
      1 year                     3 years                  5 years                  10 years
      -------------------------- ------------------------ ------------------------ ------------------------
      $416                       $1,266                   $2,138                   $4,414
      -------------------------- ------------------------ ------------------------ ------------------------

If you do not surrender the contract:

      -------------------------- ------------------------ ------------------------ ------------------------
      1 year                     3 years                  5 years                  10 years
      -------------------------- ------------------------ ------------------------ ------------------------
      $416                       $1,266                   $2,138                   $4,414
      -------------------------- ------------------------ ------------------------ ------------------------

ACCUMULATION UNIT VALUES

See Appendix A

SUMMARY OF CONTRACT

"We," "our," "us," "the Company" and "Integrity" mean Integrity Life Insurance Company. "You" and "your" mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. The Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner's beneficiary and the Annuitant's beneficiary in order to achieve your objectives. See Part 5, sections titled "Death Benefits Paid on Death of Annuitant," "Distribution on Death of Owner" and "Spousal Continuation."

INVESTMENT GOALS AND RISKS

This contract allows you to accumulate money for retirement or other long term goals. An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Portfolios, most of which invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

YOUR RIGHTS AND BENEFITS

As the owner of the contract, you have the following rights, subject to the rules and significant limitations stated in this prospectus:

     o    To contribute, transfer and withdraw money. See Part 5

     o    To invest in the Investment Options. See Part 3

     o To elect an Annuity Benefit. See Part 5, section titled "Retirement Date and Annuity Benefit"

     o    To name the Annuitant

     o To name the Annuitant's beneficiary and the owner's beneficiary. The Annuitant's beneficiary will receive the Death Benefit upon the death of the Annuitant; OR the owner's beneficiary will receive a distribution upon your death, as owner. If there are joint owners, the death of either one will be treated as the death of both under this contract, which triggers a required Distribution on Death. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant" and "Distribution on Death of Owner."

ACCOUNT VALUE AND SURRENDER VALUE

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio. The value of contributions allocated to the Variable Account


                                     AC2I-11

Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs. Your Account Value is subject to various charges. See Part 4.

Your Adjusted Account Value is your Account Value, as increased or decreased by any MVAs. See Part 3, Market Value Adjustment.

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge and minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable. See Part 4.

Your minimum Account Value is $1,000. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions.

YOUR RIGHT TO REVOKE (FREE LOOK PERIOD)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten day period if required by state law. If you cancel your contract, we'll return your contribution net of any investment performance and applicable charges, which may be more or less than your original contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4. In some states, the law requires that we return the amount of your contribution.

HOW YOUR CONTRACT IS TAXED

Your benefits under the contract are controlled by the Internal Revenue Code of 1986, as amended (the Code) and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8, "Tax Aspects of the Contract" for more information, and consult a tax advisor. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. THIS CONTRACT CAN PROVIDE BENEFITS UNDER CERTAIN TAX-FAVORED RETIREMENT PROGRAMS, SUCH AS IRAS; HOWEVER, IT PROVIDES NO ADDITIONAL TAX DEFERRAL BENEFIT, AS THESE PROGRAMS ALREADY PROVIDE TAX-DEFERRAL.

PART 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888. The Western and Southern Life Insurance Company has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee). Insurance obligations include the Account Value invested in the Fixed Account, the Death Benefit and Annuity Benefit. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.

THE SEPARATE ACCOUNT I AND THE VARIABLE ACCOUNT OPTIONS

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of Ohio. The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act. The Separate Account invests in the Variable Account Options. Each Variable Account Option


                                     AC2I-12
invests in shares of a corresponding Portfolio (or "Fund") with the same name. We may add, substitute or close Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3.

Under Ohio law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts. The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

CHANGES IN HOW WE OPERATE

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

     o add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

     o register or end the registration of the Separate Account under the 1940 Act;

     o operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity);

     o restrict or eliminate any voting rights of owners or others that affect our Separate Account;

     o cause one or more Variable Account Options to invest in a Portfolio other than or in addition to the Portfolios;

     o operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish.

PART 3 - YOUR INVESTMENT OPTIONS

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you purchase the GMWB Rider, your Investment Options are limited. See Part 6.)

Each Variable Account Option (also called a sub account) invests in shares of a mutual fund, referred to as a Portfolio (or "Fund"). Each Variable Account Option and its corresponding Portfolio share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

THE VARIABLE ACCOUNT OPTIONS

The investment objective and advisor of each Portfolio are described below. Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE


                                     AC2I-13

TOLL-FREE AT 1-800-325-8583.

DWS INVESTMENTS VIT FUNDS
The investment advisor for the DWS Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies. Northern Trust, Inc. is the sub advisor of DWS small Cap Index VIP Fund.

Following is a summary of the investment objectives of the DWS Investments VIT Fund. We can't guarantee that these objectives will be met. YOU SHOULD READ THE DWS INVESTMENTS VIT FUND'S PROSPECTUS CAREFULLY BEFORE INVESTING.

DWS Small Cap Index VIP Fund
The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Index includes the reinvestment of all distributions and is not available for direct investment.

FIDELITY(R) VIP TRUST
Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio. FRM is a registered investment advisor under the Investment Advisors Act of 1940 and is located at 82 Devonshire Street, Boston, MA 02109. FRM is a manager of mangers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Geode, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500.

Below is a summary of the investment objectives and strategies of Fidelity's VIP Portfolios. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Fidelity VIP Asset ManagerSM Portfolio
VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security's current price relative to estimated long-term value.

Fidelity VIP Balanced Portfolio
VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more "value" characteristics than "growth" characteristics. FMR analyzes issuers using fundamental factors and evaluating each security's current price relative to the estimated long-term value to select investments.

Fidelity VIP Contrafund(R) Portfolio
VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. FMR may invest in "growth" stocks, "value" stocks or both. In buying and selling securities for the Portfolio, FMR


                                     AC2I-14
relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Disciplined Small Cap Portfolio
VIP Small Cap Portfolio seeks capital appreciation by investing at least 80% of assets in securities of domestic and foreign companies with small market capitalizations, which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000(R) Index or the Standard & Poor's(R) SmallCap 600 Index (S&P(R) SmallCap 600). FMR investing in either "growth" stocks, "value" stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors in its investment decisions.

Fidelity VIP Dynamic Capital Appreciation Portfolio
VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR may invest in "growth" stocks, "value" stocks or both. FMR uses fundamental analysis of each issuer financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Equity-Income Portfolio
VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500(R)). FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks, and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Freedom 2010 Portfolio
VIP Freedom 2010 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 40% Domestic Equity Funds, 10% International Equity Fund, 5% High Yield Fixed-Income Fund, 35% Investment Grade Fixed-Income Fund, and 10% Short Term Fund.

Fidelity VIP Freedom 2015 Portfolio
VIP Freedom 2015 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 46% Domestic Equity Funds, 12% International Equity Fund, 6% High Yield Fixed-Income Fund, 31% Investment Grade Fixed-Income Fund, and 5% Short Term Fund.

Fidelity VIP Freedom 2020 Portfolio
VIP Freedom 2020 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative


                                     AC2I-15
until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 55% Domestic Equity Funds, 14% International Equity Fund, 7% High Yield Fixed-Income Fund, 24% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Freedom 2025 Portfolio
VIP Freedom 2025 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 57% Domestic Equity Funds, 14% International Equity Fund, 8% High Yield Fixed-Income Fund, 21% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Freedom 2030 Portfolio
VIP Freedom 2030 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030). As of December 31, 2006, the Portfolio uses an asset allocation of approximately 66% Domestic Equity Funds, 16% International Equity Fund, 8% High Yield Fixed-Income Fund, 10% Investment Grade Fixed-Income Fund, and 0% Short Term Fund.

Fidelity VIP Growth Portfolio
VIP Growth Portfolio seeks capital appreciation by investing the Portfolio's assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio
VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. FMR may invest in "growth" stocks, "value" stocks or both. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio
VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks of domestic and foreign issuers that FMR believes have above average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio
VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio's assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio's assets in non-income producing securities, including defaulted securities and


                                     AC2I-16
common stocks. FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Index 500 Portfolio
VIP Index 500 seeks investment results that correspond to the S&P 500 Index. The Portfolio invests at least 80% of its assets in common stocks included in the S&P 500 Index as a whole and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio
VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. The Portfolio may invest in Lower-quality debt securities. FMR manages the Portfolio to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers(R) Aggregate Bond Index. FMR allocates assets across different market sectors and maturities, and analyzes a security's structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio
VIP Mid Cap Portfolio seeks long-term growth of capital. FMR invests the Portfolio's assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization which, for purposes of this Portfolio are those companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index (S&P(R) MidCap 400). FMR may buy "growth" stocks, "value" stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Overseas Portfolio
VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio's assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST FUNDS
Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds, as indicated below.

Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a fund will be able to achieve its objective. YOU SHOULD READ FRANKLIN TEMPLETON VIPT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FTVIPT Franklin Growth and Income Securities Portfolio
The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio
The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities. The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend


                                     AC2I-17
yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio
The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Franklin Advisory Services, LLC.

FTVIPT Franklin Small Cap Value Securities Portfolio
The Franklin Small Cap Value Securities Portfolio seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities of companies that the advisor believes are undervalued. The investment advisor is Franklin Advisory Services, LLC.

FTVIPT Mutual Shares Securities Portfolio
The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued. The Portfolio normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio
The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio
The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.

TOUCHSTONE VARIABLE SERIES TRUST
Each Portfolio of the Touchstone Variable Series Trust is an open-end management investment company. Touchstone Advisors, Inc., which is affiliated with Integrity, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.

Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ TOUCHSTONE VARIABLE SERIES TRUST FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Touchstone VST Balanced Fund
Oppenheimer Capital LLC is the sub-advisor for the Touchstone VST Balanced Fund. The fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the fund, the Portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The Portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

Touchstone VST Baron Small Cap Fund
BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the Touchstone VST Baron Small Cap Fund. The fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their


                                     AC2I-18
capital appreciation potential. In making investment decisions for the fund, the Portfolio manager seeks securities believed to have favorable price to value characteristics based on the Portfolio manager's assessment of their prospects for future growth and profitability, and the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund
Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Core Bond Fund. The fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing at least 80% of its assets in bonds. The fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B. In making investment decisions for the fund, the Portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST Eagle Capital Appreciation Fund
Eagle Asset Management, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Eagle Capital Appreciation Fund. The fund seeks long-term capital appreciation. In selecting equity securities for the fund, the Portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks, which are assigned to the four co-Portfolio managers based on sector. Each Portfolio manager then uses fundamental research to develop five-year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The Portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years. The earnings estimates and premium/discount assigned by each Portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the fund.

Touchstone VST Enhanced Dividend 30 Fund
Todd Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for Touchstone VST Enhanced Dividend 30 Fund. The fund seeks to achieve a total return that is higher than the total return of the Dow Jones Industrial Average (DJIA). The fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

Touchstone VST Growth & Income Fund
Deutsche Investment Management Americas Inc. is the sub-advisor for the Touchstone VST Growth & Income Fund. The fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The Portfolio manager may purchase up to 50% of securities that do not pay dividends, but which are expected to increase in value or produce high-income payments in the future. The Portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earnings fundamentals.

Touchstone VST High Yield Fund
Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST High Yield Fund. The fund seeks to achieve a high level of current income as its main


                                     AC2I-19
goal, with capital appreciation as a secondary consideration. The fund invests at least 80% of its assets in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

Touchstone VST Mid Cap Growth Fund
Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the Touchstone VST Mid Cap Growth Fund. The fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests at least 80% of its assets in common stocks of mid cap companies. The fund is sub-advised by two separate management teams that use different style methodologies. Mid cap growth companies can include companies that have earnings that the Portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Mid cap growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Money Market Fund
Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Money Market Fund. The fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund
Third Avenue Management LLC is the sub-advisor for the Touchstone VST Third Avenue Value Fund. The fund seeks long-term capital appreciation. It is a non-diversified fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the Portfolio manager believes is their liquid value. The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the fund's investments at any time will depend on the industries and types of securities that the Portfolio manager believes hold the most value.

Touchstone VST Value Plus Fund
Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Value Plus Fund. The fund seeks to increase value of the fund shares over the long-term by investing primarily in common stock of large and mid cap companies that the Portfolio manager believes are undervalued. In choosing undervalued stocks, the Portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These companies may include companies in the technology sector.

TOUCHSTONE VST ETF FUNDS
The Touchstone VST ETF Funds ("ETF Funds") are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares(R) Funds Trust. Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a "fund of funds" and bears a proportionate share of the expenses charged by the underlying funds in which it invests. You can invest directly in ETF Funds and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of the ETF Funds is an "index fund," which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting


                                     AC2I-20
varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the ETF Funds' assets invested in stocks or bonds at any given time may be different than that ETF Fund's planned asset allocation model. Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each ETF Fund's assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Investment Advisors, Inc. is the sub-advisor for the Touchstone VST Aggressive ETF, Conservative ETF, Enhanced ETF and Moderate ETF Funds. Todd Investment Advisors, Inc. is affiliated with Integrity.

Touchstone VST Conservative ETF Fund
The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 65% of its assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund
The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 60% of its assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund
The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 80% of its assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund
The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes


                                     AC2I-21
intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund's investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

VAN KAMPEN LIT PORTFOLIOS
Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ EACH VAN KAMPEN LIT PORTFOLIOS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Van Kampen LIT Comstock Portfolio
The Portfolio's investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Strategic Growth Portfolio
The Portfolio's investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be strategic growth companies.

VAN KAMPEN UIF PORTFOLIOS
Morgan Stanley Investment Management Inc., doing business as Van Kampen, is the investment advisor for each of the UIF Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ VAN KAMPEN UIF FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

Van Kampen UIF Emerging Markets Debt Portfolio
The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio
The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Advisor's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Real Estate Portfolio
The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Advisor's approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.


                                     AC2I-22

THE FIXED ACCOUNTS

Our Fixed Accounts, General Account and the non-unitized separate account are not registered under the Securities Act of 1933 (1933 Act) or the 1940 Act. The General Account supports the Account Value you invest in the Fixed Accounts (unless otherwise supported by a separate account), the Death Benefit in excess of Account Value and the Annuity Benefit. The non-unitized separate account supports the GROs. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GUARANTEED RATE OPTIONS
We offer GROs with Guarantee Periods of two, three, five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available from time to time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We won't declare a Guaranteed Interest Rate less than the minimum interest rate stated in your contract. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

The value of a contribution to your GRO is called the GRO Value. Assuming you haven't transferred or withdrawn any amounts, the GRO Value will be the amount you contributed, plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be guaranteed for the Guarantee Period's first year and declared at the time of purchase. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your three-year GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

All contributions you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GROs
We'll notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to another Investment Option. If you do nothing, when the Guarantee Period ends, we will set up a new GRO for the same length of time as your old one, at the then-current Guaranteed Interest Rate for that Guarantee Period.

If a GRO matures and it can't be renewed for the same length of time, the new GRO will be set up for the next shortest available Guarantee Period. For example, if your mature GRO was for 10 years and when it matures, we don't offer a 10-year Guarantee Period, but we do offer a seven-year Guarantee Period, your new GRO will be for seven years. You can't renew a GRO that would mature after your Retirement Date.


                                     AC2I-23

MARKET VALUE ADJUSTMENTS
An MVA is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal, surrender or transfer from your GRO or if you elect an Annuity Benefit before the end of the Guaranteed Period. An MVA also applies on a Distribution on Death of the owner before the end of the Guaranteed Period, but not on the calculation of Death Benefits (which are paid on the death of the Annuitant). No MVA is made for withdrawals of the Free Withdrawal Amount or for withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, which are made within 30 days of the expiration of the GRO Guarantee Period. No MVA shall apply when withdrawals are taken to meet required minimum distributions under the Code. The value after the MVA may be higher or lower than the GRO Value, but will never be less than an amount equal to your contribution to the GRO, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO, plus interest accumulated at the minimum interest rate declared in your contract, less any annual administrative charge and less any charges for the optional benefits, if elected.

The MVA we make to your GRO is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your contribution, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

    MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where:

    A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

    B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

    N is the number of whole months remaining in your GRO.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.
 See Appendix B for illustrations of the MVA.

SYSTEMATIC TRANSFER OPTION
We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected. STOs are available for 6 months or 1 year. All STO contributions must be transferred into other Investment Options within either six months or one year of your STO contribution, depending on which STO you select. We will automatically transfer installments of $1,000 or more each. Transfers are made monthly for the 6 month STO and either monthly or quarterly for the one-year STO. The STO is available for new contributions only. You can't transfer from other Investment Options into the STO. See "Systematic Transfer Program" in Part 9 for more details on this program.

PART 4 - DEDUCTIONS AND CHARGES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge equal to an annual effective rate of 1.15% of your Account Value in each of the Variable Account Options to cover mortality and expense risk and certain administrative expenses.


                                     AC2I-24

A portion of the 1.15% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits or greater Death Benefits than anticipated. The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses. A portion of the 1.15% is used to reimburse us for administrative expenses not covered by the annual administrative charge including the cost of distribution of the contracts. We expect to make a profit from this fee. The mortality and expense risk charge can't be increased without your consent.

ANNUAL ADMINISTRATIVE CHARGE

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $75,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

REDUCTION OF THE MORTALITY AND EXPENSE RISK CHARGE OR ANNUAL ADMINISTRATIVE
CHARGE

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

PORTFOLIO CHARGES

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio's net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

WITHDRAWAL CHARGE

If you withdraw your contributions, you may be charged a withdrawal charge of up to 8%. The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

              --------------------------------------- ----------------------------------------
                          CONTRIBUTION                    CHARGE AS A PERCENTAGE OF THE
                              YEAR                           CONTRIBUTION WITHDRAWN
              --------------------------------------- ----------------------------------------
                               1                                       8%
              --------------------------------------- ----------------------------------------
                               2                                      7.5%
              --------------------------------------- ----------------------------------------
                               3                                       7%
              --------------------------------------- ----------------------------------------
                               4                                       6%
              --------------------------------------- ----------------------------------------
                               5                                       5%
              --------------------------------------- ----------------------------------------
                               6                                       4%
               --------------------------------------- ----------------------------------------
                               7                                       3%
              --------------------------------------- ----------------------------------------
                           thereafter                                   0
              --------------------------------------- ----------------------------------------

The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current Contract Year. We don't deduct a withdrawal charge when you withdraw contributions made more than seven years prior to your withdrawal. The oldest contributions are treated as the first withdrawn and more recent contributions next.


                                     AC2I-25

Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge. Details on the Free Withdrawal Amount are in Part 5, in the section titled "Withdrawals."

We won't deduct a withdrawal charge if:

     o    we calculate the Death Benefits on the death of the Annuitant; or

     o you use the withdrawal to buy an immediate Annuity Benefit from us with either (i) life contingencies, or (ii) a restricted prepayment option that provides for level payments over five or more years.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

HARDSHIP WAIVER

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We may also waive the MVA on any amounts withdrawn from the GROs. Hardship circumstances may include the owner's
(1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of the withdrawal charge and MVA apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the owner and the joint owner.

COMMISSION ALLOWANCE AND ADDITIONAL PAYMENTS TO DISTRIBUTORS

We generally pay a commission to the sales representative equal to a maximum of 6.00% of contributions, plus up to 0.25% trail commission paid on Account Value starting in the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation. We may also pay a broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could be considered a conflict of interest.

Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret, Grant & Co., Inc., Cadaret Grant Agency, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Inc., Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, FFP Securities, Raymond James, American Portfolios, Sterne, Agee & Leach and Linsco/Private Ledger.


                                     AC2I-26

OPTIONAL BENEFIT CHARGES

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

TRANSFER CHARGE

You have twelve free transfers during a Contract Year. Then we charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the twelve free transfers and we do not charge for transfers made under these programs.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

STATE PREMIUM TAX

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we'll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 4%.

PART 5 - TERMS OF YOUR VARIABLE ANNUITY

YOUR CONTRIBUTIONS

     o   Minimum initial contribution      $ 10,000
     o   Minimum additional contribution   $    100
     o   Maximum total contribution        $1,000,000 if the Annuitant is age 75
                                           or younger

                                           $  500,000 if the Annuitant is age 76
                                           or older

Different contribution limits apply if you select the GMAB or GMWB. See Part 6. Contributions may also be limited by various state or federal laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law. Contributions will be accepted at any time up to eight years before your Retirement Date.

Your contributions are invested in the Investment Options you select. Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office. Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone. See "Transfers" in Part 5. Different rules apply to the GMAB Investment Options and the GMWB Investment Options. See Part 6.

UNITS IN OUR SEPARATE ACCOUNT

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value


                                     AC2I-27
you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge and to pay for certain optional benefits. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio's expenses.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

     o First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

     o Next, we add any dividends or capital gains distributions by the Portfolio on that day.

     o Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

     o Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

     o Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.15%, or 1.75% from the GMAB Investment Options if you have purchased the GMAB Rider.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios, the mortality and expense risk charge, and in the case of the GMAB Investment Options, a GMAB Rider charge, if elected.

TRANSFERS

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

     o The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

     o Transfers into a GRO must be to a newly elected GRO (that is, to a GRO you haven't already purchased) at the then-current Guaranteed Interest Rate.

     o Transfers into the GMAB Investment Options or the STO are not permitted.

     o Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an MVA. See Part 3.

     o Transfers out of the GMAB are not permitted for the first seven years after each contribution into the GMAB. See Part 6.


                                     AC2I-28

     o Transfers into and out of the GMWB Investment Options are restricted. See Part 6.

After your twelve free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year. See Part 4, "Transfer Charge."

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Each request for a transfer must specify:

     o    the contract number

     o    the amounts to be transferred, and

     o the Investment Options to and from which the amounts are to be transferred.

Transfers may also be arranged through our telephone transfer service using your personal identifiers. We'll honor telephone transfer instructions from any person who provides correct identifying information. We aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call. Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Different rules apply to the GMWB Investment Options. See Part 6.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.

SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING OR FREQUENT TRADING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may


                                     AC2I-29
not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1. Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     o a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

     o a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2. Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.   Notification. We will notify you if your requested transfer is not made.

4. Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     o If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     o In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, internet, telephone request, or fax.

     o All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     o Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     o Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contract owner is attempting to engage in


                                     AC2I-30
improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios' investment advisors regarding improper trading. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $100. The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options. You can tell us if you want your withdrawal handled differently.

For partial withdrawals, the total amount deducted from your Account Value will include:

     o    the withdrawal amount requested,

     o    plus or minus any MVA that may apply (see Part 3, "MVA"),

     o    minus any withdrawal charges that apply (see Part 4, "Withdrawal
          Charge").

The net amount you receive will be the amount you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, "Death Benefits Paid on Death of Annuitant" and
Part 6.

FREE WITHDRAWAL AMOUNT
You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA. The Free Withdrawal Amount is the greater of:

     o 10% of your Account Value at the time you make your first withdrawal request during a Contract Year; or

     o    10% of your Account Value at your most recent Contract Anniversary.

During your first Contract Year, the Free Withdrawal Amount is 10% of your initial contribution received on the Contract Date.

If you don't take the Free Withdrawal Amount in any one Contract Year, you can't add it to the next year's Free Withdrawal Amount. If you completely surrender the contract, withdrawal charges on your contributions will not be reduced by your Free Withdrawal Amount.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. These payments are withdrawals from your Account Value. We will withdraw the requested payment according to the third party's instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Additional restrictions apply to withdrawals from the GMAB Investment Options and the GMWB Investment Options. See Part 6.


                                     AC2I-31

ASSIGNMENTS

We do not allow partial or collateral assignment of your contract.

DEATH BENEFIT PAID ON DEATH OF ANNUITANT

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant's death, rather than upon the owner's death. You name the Annuitant's beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant's surviving beneficiary if:

     o    the Annuitant dies before the Retirement Date; and

     o    there is no contingent Annuitant.

If an Annuitant's beneficiary doesn't survive the Annuitant, then the Death Benefit is generally paid to the Annuitant's estate.

A Death Benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

STANDARD DEATH BENEFIT
The standard Death Benefit varies depending on the Annuitant's age on the Contract Date.

>> For contracts where the Annuitant's age on the Contract Date is up to and including age 73:

     If the Annuitant dies in the first seven Contract Years, the Death Benefit is the greater of:

     o    total contributions minus any withdrawals (and associated charges); or

     o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

     If the Annuitant dies more than seven years after the Contract Date, the Death Benefit is the greatest of:

     o your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus proportional adjustments for any subsequent withdrawals (and associated charges);

     o    total contributions minus any withdrawals (and associated charges); or

     o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

>> For contracts where the Annuitant's age on the Contract Date is between 74 and 85, the Death Benefit is the greater of:

     o    total Contributions minus any withdrawals (and associated charges); or

     o your current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

>> For contracts where the Annuitant's age on the Contract Date is 86 or older:

          The Death Benefit is the current Account Value on the Business Day we receive due proof of death and the beneficiary's election in good order.

The Death Benefit can be paid in a lump sum or as an annuity. You may select either option. If you have not selected an option before the Annuitant dies, the Annuitant's beneficiary may select either option at the Annuitant's death. However, a beneficiary that is not a natural person automatically receives a lump sum distribution.

EFFECT OF WITHDRAWALS ON THE DEATH BENEFIT
If you take withdrawals from your contract after your seventh Contract Anniversary, we will make a


                                     AC2I-32
proportional adjustment to your Account Value on the seventh Contract Anniversary (for purposes of determining your Death Benefit only.) This means that your stepped-up Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

     o If your Account Value on the seventh Contract Anniversary is $100,000, and

     o one year later you take a withdrawal of $10,000 when your current Account Value is $90,000,

     o we will reduce your seventh Contract Anniversary Account Value (for purposes of determining the Death Benefit) by 11.11% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$90,000).

     o Therefore, your seventh Contract Anniversary Account Value for purposes of determining the Death Benefit only is reduced by $11,111.

Because the Account Value at the time of the withdrawal in this example is less than the Account Value on the seventh Contract Anniversary, the seventh Contract Anniversary Account Value for purposes of determining the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. If the Account Value at the time of the withdrawal was more than the Account Value on the seventh Contract Anniversary, the seventh Contract Anniversary Account Value for purposes of determining the Death Benefit would be decreased by a smaller dollar amount than the partial withdrawal amount.

All Death Benefits that are reduced for withdrawals and any charges associated with the withdrawal.

DISTRIBUTION ON DEATH OF OWNER

When you, as owner, die before the Retirement Date, your entire interest in this contract is required to be distributed to the owner's beneficiary within five years. However, any interest that is payable to the owner's beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, as long as distributions begin within one year after the owner's death. This distribution is required by Section 72(s) of the Code.

You name the owner's beneficiary (or beneficiaries). We will pay the owner's surviving beneficiary the Distribution on Death. If an owner's beneficiary doesn't survive the owner, then the Distribution on Death of the owner is generally paid to the owner's estate.

If there are joint owners, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owners' beneficiary will be required.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner's beneficiary at least as quickly as the method in effect when you died.

If your sole owner's beneficiary is your spouse, the contract (along with its deferred tax status) may be continued in your spouse's name as the owner.

You may change any beneficiary by sending the appropriate form in good order to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

SPOUSAL CONTINUATION

UNDER THE CODE
If you (as owner) die, the Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, so long as your spouse is your sole owner's beneficiary. This is called spousal continuation.


                                     AC2I-33

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UNDER THE CONTRACT
This annuity contract also provides an enhanced type of spousal continuation (Spousal Continuation). The Spousal Continuation under this contract is available ONLY if you have structured your contract as follows:

     o    you are the sole owner and Annuitant;

     o    no contingent Annuitant is named; and

     o your spouse is the owner's sole beneficiary and the Annuitant's sole beneficiary.

Under this enhanced Spousal Continuation, we will increase the continued contract's Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse's contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse's beneficiary. Under this enhanced Spousal Continuation, we may also waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected, but the MVA will apply.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

DEATH CLAIMS

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary's election. During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his election.

RETIREMENT DATE AND ANNUITY BENEFIT

Your Annuity Benefit under this contract is calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant's 100th birthday (Maximum Retirement Date) by writing to the Administrative Office any time before the Maximum Retirement Date. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA), distributions may continue beyond the Maximum Retirement Date.

Upon your Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

We currently offer the following types of annuities, funded through our General
Account:


                                     AC2I-34

     o Life and ten years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.

     o Period certain annuity, which provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

     o Period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

     o Life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you haven't already selected a form of Annuity Benefit, within six months prior to your Retirement Date, we'll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don't receive a completed form from you on or before your Retirement Date, we'll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

ANNUITY BENEFIT PAYMENTS

Fixed Annuity Benefit payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists as determined by the SEC so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can't honor your requests unless they are in proper and complete form. Whenever possible, use


                                     AC2I-35
one of our printed forms, which may be obtained from our Administrative Office.

PART 6 - OPTIONAL BENEFITS

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER

The GMAB, which we call the "Guarantee Return Plus" in our marketing material, is an optional benefit Rider that you may purchase for an additional fee. The GMAB Rider guarantees the future value of amounts contributed to a GMAB Investment Option for a specified period.

OVERVIEW OF THE BENEFIT AND INVESTMENT OPTIONS
We currently offer a ten-year accumulation period in three Investment Options, designated as "GMAB Investment Options." You may select only one of the three GMAB Investment Options. We provide a guarantee minimum value for each contribution to a GMAB Investment Option as shown in the table below:

  --------------------------------------------------------------------- ----------------------------------
                                                                         GUARANTEED MINIMUM VALUE AT THE
                         GMAB INVESTMENT OPTION                                  END OF 10 YEARS
  --------------------------------------------------------------------- ----------------------------------
  Touchstone VST Conservative ETF Fund, Service Class                                 125%
  --------------------------------------------------------------------- ----------------------------------
  Touchstone VST Moderate ETF Fund, Service Class                                     115%
  --------------------------------------------------------------------- ----------------------------------
  Touchstone VST Aggressive ETF Fund, Service Class                                   100%
  --------------------------------------------------------------------- ----------------------------------

We guarantee that the minimum value of each contribution to your GMAB Investment Option, at the end of its ten-year period, will be at least the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals and costs.

At the end of the ten-year period:

>> If the accumulated value of a contribution to your GMAB Investment Option is greater than the guaranteed minimum value due to market performance, you will receive the accumulated value.

>> If the accumulated value of a contribution to your GMAB Investment Option is less than the guaranteed minimum value due to market performance, we will increase the accumulated value of that contribution to equal the guaranteed minimum value.

RIDER FEE
We will assess the cost of the GMAB Rider by deducting an additional daily charge equal to an annual effective rate of 0.60% from the amount invested in your GMAB Investment Option. Therefore, the total daily charge deducted from your GMAB Investment Option (including the mortality and expense risk charge) will be an annual effective rate of 1.75%.

CONTRIBUTION LIMITS
         Your initial contribution to a GMAB Investment Option must be at least $10,000. Each additional contribution must be at least $1,000 and must be made to the same GMAB Investment Option. We reserve the right to revise the minimum contribution amounts and to limit the maximum total contribution you may make to your GMAB Investment Option.


                                     AC2I-36

WITHDRAWALS AND TRANSFERS

In years 1-7 of the ten-year period for each contribution, you may:

     o    withdraw some or all of your contribution to the GMAB Investment
          Option: or

     o    surrender your contract entirely.

In either case, a withdrawal charge will apply. See Part 4.

In years 8-10 of the ten-year period for each contribution, you may:

     o    withdraw some or all of your contribution to a GMAB Investment Option,

     o    surrender your contract entirely; or

     o transfer funds from the GMAB Investment Options to other available Investment Options.

Partial withdrawals at any time before the end of the ten-year period will reduce the guaranteed minimum value of your GMAB Investment Option on a proportional basis. For example:

     o You contribute $100,000 to the Touchstone VST Moderate ETF Fund, which has a guaranteed minimum value of $115,000 at the end of the ten-year period.

     o In year 8, the accumulated value of the contribution is $90,000 and you request a $10,000 withdrawal.

     o    The withdrawal reduces the accumulated value by 11.11%
          ($10,000/$90,000)

     o Therefore the guaranteed minimum value of $115,000 is also reduced by 11.11%, which is $12,777.

Because the guaranteed minimum value in this example is greater than the accumulated value, the guaranteed minimum value is decreased by a larger dollar amount than the partial withdrawal amount. If the guaranteed minimum value was less than the accumulated value at the time of the withdrawal, the guaranteed minimum value would be decreased by a smaller dollar amount than the partial withdrawal amount.

If you withdraw (or transfer in years 8-10) all of a contribution to your GMAB Investment Option before the end of a ten-year period for that contribution (or surrender your contract entirely), the value of that contribution will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs. Also, if the Annuitant dies and a Death Benefit is calculated, the value of a contribution to a GMAB Investment Option will be its current accumulated value with no guaranteed minimum value, reduced by prior partial withdrawals, withdrawal charges and costs.

At the end of a ten-year period for each contribution, you may transfer that amount to any Investment Option then available. We will notify you at least 45 days before the end of the ten-year period for each contribution to your GMAB Investment Option. If we do not receive your instructions prior to the end of the ten-year period, the amount will be transferred to the Touchstone VST ETF Fund that corresponds to your GMAB Investment Option, without the GMAB benefit or the fee.

Partial Withdrawals from your Account Value taken pro-rata among your Investment Options will include your GMAB Investment Options and will reduce the guaranteed minimum value of your contribution to the GMAB Investment Option on a proportional basis. You may request that your withdrawal not be taken from your GMAB Investment Option.

Withdrawals from your GMAB Investment Option will be taken first from the earliest contributions you made to your GMAB Investment Option, then from the next contribution and so on (first-in-first-out). We reserve the right to require a minimum balance in the GMAB Investment Option.

The GMAB Investment Option is not available if the ten-year period ends on a date later than either the Retirement Date or in the Contract Year in which the Annuitant attains age 100.

The GMAB Rider will terminate on the earliest of the following:


                                     AC2I-37

     o the owner's beneficiary succeeds as the owner of the contract, unless the owner's beneficiary is the owner's spouse and elects spousal continuation under the Code in lieu of taking a distribution of the Surrender Value;

     o    a Death Benefit is calculated under the contract;

     o    you transfer ownership of the contract;

     o    you elect an Annuity Benefit under the contract;

     o    the contract terminates.

If the GMAB is selected, the EEB and the GMWB are not available.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

The GMWB, which we refer to as the "Guaranteed Lifetime Income Advantage" in our marketing material, is an optional benefit Rider, which you may purchase for an additional fee. The GMWB Rider guarantees that you can withdraw a certain amount each Contract Year as long as the Rider is in effect and you limit your withdrawals to the amount available under the Rider. If you withdraw more than the amount available under the Rider, your guaranteed values will usually decrease. Once you purchase this Rider, you cannot voluntarily terminate or cancel it for 10 years.

DEFINITIONS
In addition to the definitions located in the Glossary at the beginning of this prospectus, we use the following terms to describe how the GMWB Rider works:

Annual Processing Date is the close of business on the day before a Contract Anniversary. If the Annual Processing Date is not a Business Day, we will use the values from the next Business Day for all calculations occurring on the Annual Processing Date. If a Withdrawal is taken on an Annual Processing Date, we will process the Withdrawal first. Then we will deduct the Rider fee, the Annual Administrative Charge and the Highest Anniversary Death Benefit Charge, if applicable. See Part 4. After deduction of the fees, we will apply a Bonus, if any, and then determine whether to Step-Up the Guaranteed Withdrawal Balance.

Bonus is an increase in the Guaranteed Withdrawal Balance on an Annual Processing Date during the Bonus period if you have taken no withdrawals during that Contract Year.

GMWB Investment Option Portfolios are the Portfolios available within the GMWB Investment Options.

Guaranteed Annual Withdrawal Amount (GAWA) is the amount we guarantee to be available for Withdrawal each Contract Year until the Guaranteed Withdrawal Balance is depleted. The initial GAWA is set at 5% of the initial Guaranteed Withdrawal Balance.

Guaranteed Payment Phase begins when the Account Value of your contract is zero but either the Guaranteed Withdrawal Balance or the Lifetime Payout Amount is more than zero.

Guaranteed Withdrawal Balance (GWB) is the total amount we guarantee to be available for withdrawals while the Rider is in effect. The initial GWB is equal to your initial contribution. The maximum GWB permitted at any time is $5 million.

Lifetime Payout Amount (LPA) is the amount we guarantee to be available for withdrawal each Contract Year during the life of the primary Annuitant, once that amount is determined. We determine the initial LPA on the Annual Processing Date prior to the Contract Anniversary on or after which the primary Annuitant reaches age 65. If the primary Annuitant is already age 65 when you purchase the Rider, the LPA is determined on the Contract Date. The initial LPA is set at 5% of the GWB.

Reset is a reduction in the GWB, which may occur any time you withdraw more than your GAWA during a Contract Year.


                                     AC2I-38

Step-Up is an increase in the GWB to equal the Account Value if the Account Value is greater than the GWB on an Annual Processing Date.

Withdrawal, for purposes of the GMWB, means the amount withdrawn plus income taxes that we withhold from the amount withdrawn, but does not include any applicable Withdrawal Charge. A Withdrawal Charge may still be deducted from your Account Value. See "Withdrawal Charge" in Part 4 and the "Other Important Facts About Withdrawals" section below.

OVERVIEW OF THE GMWB RIDER
If you elect the GMWB Rider, we will separately track two values: the Account Value under your contract and the GWB under your GMWB Rider. Market performance, contributions and Withdrawals affect both values, but in different ways.

Market Performance
Your Account Value increases or decreases daily due to the performance of the GMWB Investment Option Portfolios you choose. In contrast, the GWB is affected by market performance only when we apply a Step-Up or Reset.

>> If the value of your GMWB Investment Option Portfolios increases due to market performance, your GWB may increase when we apply a Step-Up.

>> If the value of your GMWB Investment Option Portfolios decreases due to market performance, your GWB may decrease if we apply a Reset.

Contributions and Withdrawals
Your contributions increase both your Account Value and your GWB dollar-for-dollar. Withdrawals decrease your Account Value dollar-for-dollar. However, the effect of Withdrawals on your GWB can be significantly greater than dollar-for-dollar depending on the amounts you withdraw in each Contract Year. See the section below titled "Effect of Withdrawals and Reset."

GMWB FEE
We charge a fee for the GMWB Rider of 0.60% on each Annual Processing Date while the GMWB is in effect. The 0.60% fee is multiplied by the Adjusted GWB. The Adjusted GWB is the GWB at the end of the prior Annual Processing Date, plus any additional contributions you made during the current Contract Year. We will deduct the fee from your GMWB Investment Option Portfolios in the same proportion that the value of each of the Portfolios bears to the Account Value (pro-rata). If the GMWB Rider terminates on any day other than an Annual Processing Date, we will charge a proportional share of the fee for the part of the Contract Year the Rider was in effect. We do not deduct the fee during the Guaranteed Payment Phase. This fee decreases your Account Value dollar-for-dollar, but does not decrease your GWB.

We reserve the right to increase the annual GMWB Rider fee up to 1.20%. If we do increase the fee, we will give you prior written notice of the increase and an opportunity to reject the increase. If you reject the increase by giving us written notice, your fee will remain at the then-current rate, but you will not receive any Step-Ups that would otherwise take place after the effective date of the Rider fee increase. Your decision to reject an increase is permanent and once an increase is rejected, you will not receive additional Step-Ups. If you do not reject the increase in writing, the annual fee for your GMWB Rider will increase and you will continue to receive Step-Ups under the terms of the Rider. We may implement more than one Rider fee increase, up to the maximum annual fee of 1.20%. Once you have rejected a fee increase, you will no longer be eligible to receive notice of or accept additional fee increases.

RESET AND THE EFFECT OF WITHDRAWALS ON YOUR GWB AND GAWA
Each time you make a Withdrawal, we decrease the GWB. As long as your total Withdrawals in any Contract Year are less than or equal to the GAWA, we will simply decrease the GWB dollar-for-dollar.

However, once your total Withdrawals during a Contract Year are more than the GAWA, we will lower or "Reset" the GWB to equal the Account Value, if your Account Value is less than the GWB. Then, each


                                     AC2I-39
time you take an additional Withdrawal during that Contract Year, if your Account Value is less than the GWB immediately after each Withdrawal, we will again Reset the GWB to equal the Account Value. THIS RESET CAN HAVE A SIGNIFICANT NEGATIVE EFFECT ON YOUR GWB AND GAWA, ESPECIALLY IN A DECLINING MARKET.

Each time we Reset the GWB, we also recalculate the GAWA. The new GAWA will be the lesser of:

     o    the GAWA before the Withdrawal; or

     o    5% of the Account Value after the Withdrawal.

IF YOU WITHDRAW MORE THAN YOUR GAWA IN ANY CONTRACT YEAR, YOU MAY REDUCE OR ELIMINATE YOUR GUARANTEED VALUES.

EFFECT OF WITHDRAWALS ON YOUR LPA
After we determine the LPA, if you limit your Withdrawals in each Contract Year to the LPA, you may continue to receive the LPA even if your Account Value reduces to zero as long as the primary Annuitant is alive and the GMWB Rider is in effect. See the section below titled "Guaranteed Payment Phase."

However, once your total Withdrawals during a Contract Year are more than the LPA, we will recalculate the LPA. The new LPA will be the lesser of:

     o    the LPA before the Withdrawal; or

     o    5% of the greater of

          o    the Account Value after the Withdrawal; or

          o    the new GWB

If you take any Withdrawals before we determine the LPA, the initial amount of the LPA may be less than the GAWA. IF YOU WITHDRAW MORE THAN YOUR LPA IN ANY CONTRACT YEAR, YOU MAY REDUCE OR ELIMINATE YOUR GUARANTEED VALUES.

OTHER IMPORTANT FACTS ABOUT WITHDRAWALS:

>> The GAWA is not cumulative. If you withdraw less than the GAWA in any Contract Year, you cannot carry over or add the remaining GAWA to Withdrawals made in future years.

>>   If you withdraw more than your Free Withdrawal Amount (10% in any Contract
     Year) a Withdrawal Charge may apply, even if the Withdrawal amount is less than your GAWA or LPA. A Withdrawal charge applies to each contribution for the first 7 years after you make a contribution. See Part 4, "Withdrawal Charge" and Part 5, "Withdrawals." The Withdrawal Charge is deducted from your Account Value, but not from your GWB.

>> Withdrawals will be taken pro-rata from your GMWB Investment Option Portfolios. You cannot make a Withdrawal from specific Portfolios.

>> If you take Withdrawals under our required minimum distribution program (see following "Required Minimum Distributions" ), we will not Reset the GWB, or recalculate the GAWA and/or the LPA, even where a Withdrawal exceeds the GAWA and/or LPA for a Contract Year.

>> The taxable portion of your Withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59 1/2 at the time of the Withdrawal.

>> Since the benefit of the GMWB Rider is accessed through Withdrawals, the GMWB Rider may not be appropriate if you do not expect to take Withdrawals while this Rider is in effect. YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR BEFORE PURCHASING THIS RIDER.

BONUS
We will increase your GWB if you make no Withdrawals in a Contract Year during the GMWB Bonus period. The GMWB Bonus period is the lesser of:

     o    the first 10 Contract Years; or


                                     AC2I-40

     o each Contract Year up to and including the Contract Year in which the primary Annuitant reaches age 80.

The Bonus amount is 5% of the sum of all contributions minus 5% of the sum of all Withdrawals. We calculate and apply the Bonus on the Annual Processing Date before any Step-Up that may be applied.

Each time we apply a Bonus to the GWB, we will recalculate the GAWA. The new GAWA will be the greater of:

     o    the GAWA before the Bonus; or

     o    5% of the GWB after the Bonus.

Each time we apply a Bonus to the GWB after the LPA has been determined, we will recalculate the LPA. The new LPA will be the greater of:

     o    the LPA before the Bonus; or

     o    5% of the GWB after the Bonus.

STEP-UP
Your GWB may increase due to favorable market performance. On each Annual Processing Date up to and including the 30th Annual Processing Date as long as the GMWB Rider is in effect, we will compare your Account Value to your GWB. If your Account Value is greater than the GWB, we will increase or "step up" the GWB to equal the Account Value, up to the maximum GWB of $5 million.

Each time we apply a Step-Up, we will recalculate the GAWA. The new GAWA will be the greater of:

     o    the GAWA before the Step-Up; or

     o    5% of the GWB after the Step-Up.

Each time we apply a Step-Up after the LPA has been determined, we will recalculate the LPA. The new LPA will be the greater of:

     o    the LPA before the Step-Up; or

     o    5% of the GWB after the Step-Up.

ADDITIONAL CONTRIBUTIONS
Your GWB will increase dollar-for-dollar by the amount of any additional contribution, up to the maximum GWB of $5 million.

Each time you make an additional contribution, we will recalculate the GAWA. The new GAWA will be the lesser of:

     o the GAWA before the additional contribution, plus 5% of the additional contribution; or

     o    5% of the GWB after the additional contribution.

Each time you make an additional contribution after the LPA has been determined, we will recalculate the LPA. The new LPA will be the lesser of:

     o the LPA before the additional contribution, plus 5% of the additional contribution; or

     o    5% of the GWB after the additional contribution.

CONTRIBUTION LIMITS
Your initial contribution must be at least $25,000 and each additional contribution must be at least $1,000. Your initial contribution cannot be more than $1 million. Each additional contribution cannot be more than any amount that would cause the total additional contributions in that Contract Year to be greater than $100,000, or would cause the Account Value to exceed $5 million.

We reserve the right to refuse to accept additional contributions at any time after the first Contract Anniversary to the extent permitted in the state we issue your contract, and subject to the requirements of tax qualified retirement plans, including IRAs. If we refuse to accept additional contributions, we will do so on a nondiscriminatory basis. You cannot make additional contributions after the Annuitant's 80th birthday or during the Guaranteed Payment Phase.


                                     AC2I-41

GMWB INVESTMENT OPTIONS
If you elect to purchase the GMWB Rider, you must invest 100% of your Account Value at all times in ONLY ONE of the three GMWB Investment Options described below.

GMWB INVESTMENT OPTION 1 - You may invest 100% in the three GMWB Investment Option Portfolios listed below. You may select one or more of the three Portfolios, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Portfolio.

TOUCHSTONE VST                             TOUCHSTONE VST                          TOUCHSTONE VST
CONSERVATIVE ETF PORTFOLIO                 MODERATE ETF PORTFOLIO                  AGGRESSIVE ETF PORTFOLIO
0 - 100%                                   0 - 100%                                0% - 50%

GMWB INVESTMENT OPTION 2 - You may invest 100% in the five GMWB Investment Option Portfolios listed below. You may select one or more of the five Portfolios, as long as your allocations add up to 100%.

FIDELITY VIP FREEDOM      FIDELITY VIP FREEDOM    FIDELITY VIP FREEDOM    FIDELITY VIP FREEDOM    FIDELITY VIP FREEDOM
2010 PORTFOLIO            2015 PORTFOLIO          2020 PORTFOLIO          2025 PORTFOLIO          2030 PORTFOLIO

GMWB INVESTMENT OPTION 3 - You may invest 100% in the GMWB Investment Option Portfolios listed below. You may select more than one Portfolio in each category and Portfolios in more than one category, but your total allocations must add up to 100% and your allocations in each category must stay within the specified range for that category. You must allocate a minimum of 35% to the Fixed Income Portfolios.

-------------------------------------------------------------- ---------------------------------------------------------------
FIXED INCOME PORTFOLIOS CATEGORY                               CASH EQUIVALENTS CATEGORY
-------------------------------------------------------------- ---------------------------------------------------------------
35% - 100%                                                     0 - 10%
-------------------------------------------------------------- ---------------------------------------------------------------
Fidelity VIP Investment Grade Bond                             Touchstone VST Money Market, Service Class
-------------------------------------------------------------- ---------------------------------------------------------------
Touchstone VST Core Bond
-------------------------------------------------------------- ---------------------------------------------------------------

------------------------------------------------------------- ----------------------------------------------------------------
CORE EQUITY PORTFOLIOS CATEGORY                               OTHER PORTFOLIOS CATEGORY
------------------------------------------------------------- ----------------------------------------------------------------
0 - 65%                                                       0 - 10%
------------------------------------------------------------- ----------------------------------------------------------------
Fidelity VIP Asset Manager, Service Class 2                   DWS Small Cap Index VIP, Class B
------------------------------------------------------------- ----------------------------------------------------------------
Fidelity VIP Balanced, Service Class 2                        Fidelity VIP Disciplined Small Cap, Service Class 2
------------------------------------------------------------- ----------------------------------------------------------------
Fidelity VIP Contrafund, Service Class 2                      Fidelity VIP Dynamic Capital Appreciation, Service Class 2
------------------------------------------------------------- ----------------------------------------------------------------
Fidelity VIP Equity-Income, Service Class 2                   Fidelity VIP Growth, Service Class 2
------------------------------------------------------------- ----------------------------------------------------------------
Fidelity VIP Index 500, Service Class 2                       Fidelity VIP Growth Opportunities , Service Class 2
------------------------------------------------------------- ----------------------------------------------------------------
Fidelity VIP Growth & Income, Service Class 2                 Fidelity VIP High Income , Service Class 2
------------------------------------------------------------- ----------------------------------------------------------------
FTVIPT Franklin Growth and Income Securities, Class 2         Fidelity VIP Mid Cap, Service Class 2
------------------------------------------------------------- ----------------------------------------------------------------
FTVIPT Franklin Large Cap Growth Securities, Class 2          Fidelity VIP Overseas, Service Class 2
------------------------------------------------------------- ----------------------------------------------------------------
FTVIPT Mutual Shares Securities, Class 2                      FTVIPT Franklin Income Securities, Class 2
------------------------------------------------------------- ----------------------------------------------------------------
FTVIPT Templeton Growth Securities, Class 2                   FTVIPT Franklin Small Cap Value Securities, Class 2
------------------------------------------------------------- ----------------------------------------------------------------
FTVIPT Templeton Foreign Securities, Class 2                  Touchstone VST Baron Small Cap
------------------------------------------------------------- ----------------------------------------------------------------
Touchstone VST Enhanced Dividend  30                          Touchstone VST Enhanced ETF, Service Class
------------------------------------------------------------- ----------------------------------------------------------------
Touchstone VST Value Plus                                     Touchstone VST Mid Cap Growth
------------------------------------------------------------- ----------------------------------------------------------------
Van Kampen LIT Comstock, Class II                             Touchstone VST Third Avenue Value
------------------------------------------------------------- ----------------------------------------------------------------
Van Kampen UIF Emerging Markets Debt, Class II                Touchstone VST High Yield
------------------------------------------------------------- ----------------------------------------------------------------
                                                              Van Kampen UIF Emerging Markets Equity, Class II
------------------------------------------------------------- ----------------------------------------------------------------
                                                              Van Kampen LIT Strategic Growth, Class II
------------------------------------------------------------- ----------------------------------------------------------------
                                                              Van Kampen UIF U.S. Real Estate, Class II
------------------------------------------------------------- ----------------------------------------------------------------

For more information regarding these Portfolios, including information relating to their investment objectives and policies, and the risks of investing, see
Part 3, "Your Investment Options" as well as the prospectuses for the applicable Portfolios. You can obtain a copy of the Portfolio prospectuses by


                                     AC2I-42
contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute GMWB Investment Options or Portfolios at any time.

TRANSFER AND ALLOCATION RESTRICTIONS
The following special limitations apply to your allocations and transfers among the GMWB Investment Options and the GMWB Investment Option Portfolios.

>> Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

>> To change your investment allocation, you can make one or more transfers among the GMWB Investment Option Portfolios, or you can move 100% of your investment from one GMWB Investment Option to another GMWB Investment Option. You must make your transfers at the same time.

>> Your first transfer is allowed 90 days after the Contract Date, and no more than once every 90 days after that. Each transfer starts a 90-day waiting period before you can make another transfer.

>>   Each transfer changes your investment allocation.

>> We will automatically rebalance your GMWB Investment Option Portfolios quarterly. The transfers resulting from automatic rebalancing do not count against your transfers allowed once every 90 days.

YOUR FINANCIAL PROFESSIONAL OR A THIRD PARTY MAY OFFER YOU ASSET ALLOCATION OR INVESTMENT ADVISORY SERVICES RELATED TO THIS CONTRACT OR RIDER FOR AN ADDITIONAL FEE TO BE DEDUCTED FROM YOUR CONTRACT. SUCH FEES ARE CONSIDERED WITHDRAWALS AND COULD CAUSE A RESET OR MAKE YOU INELIGIBLE TO RECEIVE A BONUS. THEREFORE, IF YOU PURCHASE THE GMWB RIDER, WE DO NOT RECOMMEND USING THIS CONTRACT TO PAY FOR SUCH SERVICES.

REQUIRED MINIMUM DISTRIBUTIONS
If you have elected the GMWB Rider, we offer a special program to provide you the minimum distributions from your tax-qualified contracts (such as an IRA) as required by the Code (RMD Program). If you enroll in the RMD Program, follow its rules and only make Withdrawals through the program, those Withdrawals will reduce the Account Value and the GWB on a dollar-for-dollar basis, regardless of the size of the Withdrawal. In other words, we will not Reset your GWB.

The required minimum distribution amount (RMDA) is calculated based on the prior calendar year-end fair market value of this contract only. We do not take into account your other assets or distributions in making this calculation. The RMDA is calculated and automatically distributed in monthly withdrawals each calendar year. During the calendar year in which you enroll in the RMD Program, the entire RMDA for that calendar year will be paid in equal monthly payments.

The first yearly RMDA is taken in the calendar year you attain age 70 1/2. If you are 70 1/2 or older in the calendar year that includes the Contract Date (the year of issue), you may enroll in the RMD Program the following calendar year, provided that you have taken your minimum distribution required by the Code for the calendar year that includes the Contract Date.

To enroll in the RMD Program, you must not have taken any Withdrawals during the current Contract Year. To remain in the RMD program, you may not make any Withdrawals from the contract other than through the RMD Program. If you opt out of the RMD Program or make a Withdrawal other than through the RMD Program, you will be removed from the RMD Program and cannot be reinstated. Thereafter, any Withdrawals will be treated as ordinary Withdrawals, subject to the terms of this Rider. So even if you take Withdrawals for the purpose of meeting your required minimum distributions, if you are not enrolled in our RMD Program, you will not be protected against Reset. See "Effect of Withdrawals and Reset," above.

The RMD Program is not available during the Guaranteed Payment Phase. We reserve the right to make any changes we deem necessary to comply with the Code and related regulations. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING THE GMWB RIDER.


                                     AC2I-43

GUARANTEED PAYMENT PHASE
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but either the GWB or LPA is more than zero. During this phase, you will receive automatic payments.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GMWB Rider and any other Riders, will terminate, except those described in this section and in the "Alternate Death Benefit" section below. We will send you a written notice when the contract enters the Guaranteed Payment Phase.

During the Guaranteed Payment Phase, we will make annual payments on each Contract Anniversary. The amount of the annual payment will be equal to the LPA on the date of the first annual payment, except that we will pay the GAWA as of the date of the first annual payment instead of the LPA if:

     o    the LPA is zero;

     o    the LPA has not yet been determined; or

     o    the GAWA is more than the LPA and you request the GAWA in writing.

If the LPA is paid, the payments will continue until the death of the primary Annuitant. If the GAWA is paid, payments will reduce the GWB dollar-for-dollar and the payments will continue until the GWB decreases to zero. However, in either case, the Guaranteed Payment Phase will end and payments will cease if the Rider terminates. See "Termination" section below.

ALTERNATE DEATH BENEFIT
If the primary Annuitant dies while this Rider is in effect, the Annuitant's beneficiary may choose either:

     o the Alternate Death Benefit under the GMWB Rider, which is the remaining GWB as determined on the Business Day we receive due proof of death and the beneficiary's election in good order; or

     o    the Death Benefit otherwise payable under the contract.

If the Annuitant's beneficiary chooses the Alternate Death Benefit, that amount will be paid out annually over a Payment Certain Period. The Payment Certain Period will be a number of years that is equal to the lesser of:

     o    the GWB divided by the GAWA as of the Death Benefit Date; or

     o    the life expectancy (in whole years) of the Annuitant's beneficiary.

The amount of the annual payment will be the GWB divided by the Payment Certain Period. If the annual payment is less than $1,000 we will pay the GWB as a lump sum. If the primary Annuitant's death occurs during the Guaranteed Payment Phase, we will automatically pay this benefit to the Annuitant's beneficiary.

If the Annuitant's beneficiary dies before all payments have been made, the remaining payments will be paid to the person designated by the Annuitant's beneficiary to receive payments, if any, and otherwise to the estate of the Annuitant's beneficiary.

If the Annuitant's beneficiary chooses the Alternate Death Benefit, all other rights, benefits, values and charges under the contract, this Rider, and all other Riders, will terminate.

TERMINATION OF RIDER

Owner's Death

This Rider will terminate on the date you, as owner, die unless:

     o    you are also the primary Annuitant; or

     o your sole owner's beneficiary is your spouse and he or she elects spousal continuation under the Code instead of taking a distribution of the Surrender Value.

If you have a joint owner, the first of you or the joint owner to die triggers this termination.

Annuitant's Death


                                     AC2I-44

This Rider will also terminate on the date the primary Annuitant dies unless the Alternate Death Benefit is elected.

Other triggers for automatic termination of the Rider are any one of the following:

     o    the Account Value, the GWB and the LPA all equal zero;

     o    the Guaranteed Payment Phase ends;

     o    you transfer ownership of the contract;

     o    you assign the contract;

     o    a Death Benefit is calculated under the contract;

     o    the last Alternate Death Benefit payment is made under this Rider;

     o    you elect an Annuity Benefit under the contract;

     o you request termination of this Rider after the 10th Contract Anniversary; or

     o    the contract terminates.

On the first Contract Anniversary in the Guaranteed Payment Phase, or under the Alternate Death Benefit, if the amount of the annual payment would be less than $1,000 we will pay the GWB in a lump sum and this Rider will terminate.

Once terminated, this Rider may not be reinstated.

ADDITIONAL RESTRICTIONS
The following additional restrictions apply to your contract if you elect the GMWB Rider:

>>   You may elect the GMWB Rider only at the time you purchase a contract.

>>   The primary Annuitant must be between 50 and 80 years old.

>>   You cannot cancel the GMWB Rider for 10 Contract Years.

>> We reserve the right to discontinue offering the GMWB Rider at any time, but this will not affect your GMWB Rider once it is issued.

>> The Guaranteed Rate Options and Systematic Transfer Option are not available.

>>   Dollar Cost Averaging is not available.

>>   Systematic contributions are not available.

>>   The Guaranteed Minimum Accumulation Benefit is not available.

>>   The Enhanced Earnings Benefit is not available.

>> Contingent Annuitants are allowed on contracts with the GMWB; however, while the Rider is in effect, the primary Annuitant will be the only measuring life with respect to the Rider and the contract. If you name a contingent Annuitant, it will have no effect on the benefits available under the GMWB Rider or the contract, as long as this Rider is in effect.

THE ADDITION OF THE GMWB RIDER TO YOUR CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL ADVISORS AND CAREFULLY CONSIDER YOUR ALTERNATIVES BEFORE DECIDING IF THE GMWB RIDER IS SUITABLE FOR YOUR NEEDS. KEEP IN MIND THE FOLLOWING:

>>   An additional fee is imposed annually for this benefit.

>>   Your Investment Options are limited to the GMWB Investment Option
     Portfolios.

>> The GMWB Investment Option Portfolios are available, in addition to other Portfolios, without the Rider and the associated guarantees and fees.

>> Withdrawals in excess of the limits described above may reduce or eliminate your guaranteed values.

>> The GMWB Rider terminates and provides no guaranteed withdrawal benefits once you begin receiving Annuity Benefits as described in Part 5, Terms of Your Variable Annuity, in the section titled "Annuity Benefits."

>> If you are purchasing the GMWB to meet income requirements, you should consider whether an immediate annuity is better suited to your needs.

EXAMPLES
Please see Appendix C for hypothetical examples that illustrate how the GMWB Rider works.


                                     AC2I-45

HIGHEST ANNIVERSARY DEATH BENEFIT RIDER

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant's age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

     o your highest Account Value on any Contract Anniversary up to and including Annuitant's age 75, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or

     o    the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% on the value of your Variable Account Options. This fee is assessed at the end of each calendar quarter for the life of the contract.

ENHANCED EARNINGS BENEFIT RIDER

The EEB is an optional benefit Rider, which you may purchase for an additional fee. The EEB Rider provides an enhancement of the standard Death Benefit under the contract, specifically a percentage of the gain in the contract is paid in addition to the standard Death Benefit. If there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a portion of the gain as an additional Death Benefit.

The cost of the EEB and the percentage of gain paid depends on the Annuitant's age on the Contract Date. We will assess the cost of the EEB by deducting a quarterly fee equal to an annual effective rate as indicated in the chart below on your Account Value. The quarterly charge is assessed at the end of each calendar quarter.

--------------------------------------------- ------------------------------ --------------------------------------------
     ANNUITANT AGE ON THE CONTRACT DATE               BENEFIT PAID               CHARGE ON ACCOUNT VALUE AT ANNUAL
                                                                                          EFFECTIVE RATE
--------------------------------------------- ------------------------------ --------------------------------------------
                 59 or less                            40% of Gain                              0.20%
--------------------------------------------- ------------------------------ --------------------------------------------
                   60-69                               40% of Gain                              0.40%
--------------------------------------------- ------------------------------ --------------------------------------------
                   70-79                               25% of Gain                              0.50%
--------------------------------------------- ------------------------------ --------------------------------------------
                 80 or more                           Not Available                         Not Available
--------------------------------------------- ------------------------------ --------------------------------------------

The maximum benefit is 150% of your contributions less adjustments for withdrawals. Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.

If there is no gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit. Contributions received from exchanged contracts shall be treated as a contribution for purposes of the EEB and determination of the percentage of gain paid. Any gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB. It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix D for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit. If either the GMAB or the GMWB is selected, the EEB is not available.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution. You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.


                                     AC2I-46

A SPECIAL NOTE IF YOU ARE PURCHASING THIS ANNUITY FOR USE AS AN IRA: If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA. You should carefully consider selecting the EEB if this contract is an IRA. Consult your tax or legal advisor if you are considering using the EEB with an IRA. The contract owner bears the risk of any adverse tax consequences.

PART 7 - VOTING RIGHTS

HOW PORTFOLIO SHARES ARE VOTED

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose can't be more than 60 days before the shareholders' meeting. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part 2) may require contract owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options. We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.


                                     AC2I-47

PART 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

     o    our tax status

     o    the tax status of the contract

     o the type of retirement plan, if any, for which the contract is purchased

     o    the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

YOUR CONTRACT IS AN ANNUITY

>> You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

>> You may purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

>> You may also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan.

This prospectus covers the basic tax rules that apply to an annuity purchased with after-tax dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into a non-qualified annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, you are not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can elect an Annuity Benefit. The tax implications are different for each type of distribution:

     o Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules


                                     AC2I-48
          may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

     o If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to the expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of each annuity payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

     o    you are 59 1/2 or older

     o    payment is a result of the owner's death

     o payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancy) of the taxpayer and beneficiary

     o payment is a result of the taxpayer becoming disabled within the meaning of Code section 72(m)(7)

     o payment is from certain qualified plans (note, however, other penalties may apply)

     o payment is under a qualified funding asset as defined in Section 130(d) of the Code

     o payment is under certain types of qualified plans held by the employer until the employee separates from service

     o payment is under an immediate annuity as defined in Code Section 72(u)(4) (non-qualified contracts only)

     o payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

     o    payment is for certain higher education expenses (IRA only)

     o payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. Also, we do not offer loans through our annuity contracts even if the qualified plan does.

INHERITED IRAS
This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner's beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The owner's beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.


                                     AC2I-49

Special tax rules apply to an inherited IRA. The tax law does not permit additional contributions to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a required minimum distribution (RMD) must be withdrawn each year from an inherited IRA. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS
IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A QUALIFIED RETIREMENT PLAN (SUCH AS A 401(K) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as the Death Benefit, Annuity Benefit or Optional Riders.

This contract offers an enhanced Death Benefit. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(A), 403(B) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY OFFERING AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office listed in the Glossary.

IMPACT OF TAXES ON THE COMPANY

We may charge the Separate Account for taxes. We can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

PART 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWAL PROGRAM

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal Amount to be used. The minimum Systematic Withdrawal is $100. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. You may specify an account for direct deposit of your Systematic Withdrawals. Withdrawals under this program are treated as ordinary withdrawals under the contract and are subject to income tax and a 10% tax penalty if you are under age 59 1/2 . See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time.


                                     AC2I-50

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract anytime before you reach age 59 1/2. You won't have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

     o    the date you reach age 59 1/2; or

     o    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59 1/2 made under the Income Plus Withdrawal Program, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution, subject to a $100 minimum. If on any withdrawal date you don't have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days' prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program. Withdrawals under this program are treated as ordinary withdrawals under the contract.

CHOICES PLUS REQUIRED MINIMUM DISTRIBUTION PROGRAM

We offer a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70 1/2. The Code requires that you take minimum distributions from an IRA beginning on or before April 1st of the calendar year following the calendar year in which you turn 70 1/2 years old. These withdrawals are subject to ordinary income tax. See
Part 8.

You can choose the Choices Plus Required Minimum Distribution Program for your IRA at any time if you're age 70 1/2 or older by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these calculations are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs. This program is not available with the GMWB Rider. See Part 6, "Guaranteed Minimum Withdrawal Benefits, Required Minimum Distributions."

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund to one or more other Investment Options on a monthly,


                                     AC2I-51
quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The minimum transfer to each Investment Option is $100. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day's prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don't have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available in connection with the GMAB Investment Options or the GMWB Investment Options.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions from a STO to one or more other Investment Options on a monthly or quarterly basis. We'll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don't have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a Contract Year.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

You cannot transfer Account Value into the STO or a GMAB Investment Option. This feature is not available with the GMWB Rider.

CUSTOMIZED ASSET REBALANCING PROGRAM

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. Fixed Accounts and the GMAB Investment Options are not included in the Customized Asset Rebalancing Program. If you elect the GMWB Rider, a different rebalancing program is used. See Part 6. We won't charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won't count towards your twelve free transfers.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time. We


                                     AC2I-52
recommend you consult with your financial professional when establishing your investment portfolio. This feature is not available with the GMWB Rider.

SYSTEMATIC CONTRIBUTIONS PROGRAM

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Contributions to the GMAB Investment Options or the GMWB Investment Options may not be made via the Systematic Contribution Program.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 - Integrity and Custodian
Part 2 - Distribution of the Contract
Part 3 - Performance Information
Part 4 - Determination of Accumulation Unit Values
Part 5 - Distributions from Tax Favored Retirement Programs
Part 6 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
P.O. Box 5720
Cincinnati, OH 45201-5720
ATTN: Request for SAI of Separate Account I (AnnuiChoice II)

PART 10 - PRIOR CONTRACTS

Over time, we have made changes to the AnnuiChoice variable annuity contract. You may own a prior version of the AnnuiChoice contract. Material features in prior versions of the AnnuiChoice contract that differ from the AnnuiChoice contract we are currently offering are described below. The dates given are the company roll-out dates, but these dates vary state by state. Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

ANNUICHOICE II (2006) AND ANNUICHOICE I - ALL CONTRACTS ISSUED FROM JULY 31, 2006 TO MAY 1, 2007

Highest Anniversary Death Benefit Rider
The Highest Anniversary Death Benefit (HADB) was available if the Annuitant was up to and including age 75 on the Contract Date. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

     o Your highest Account Value on any Contract Anniversary up to and including Annuitant's age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or


                                     AC2I-53

     o    the standard Death Benefit described in Part 5.

Optional Benefits

The Guaranteed Minimum Withdrawal Benefit was not available.

ANNUICHOICE I - ALL CONTRACTS ISSUED BETWEEN APPROXIMATELY MAY 1, 2004 AND JULY 31, 2006

Separate Account Annual Expenses as a percentage of value charged

         -------------------------------------------------------------------------------------- -----------------
         Mortality and Expense Risk Charge                                                      1.00%
         -------------------------------------------------------------------------------------- -----------------
         Optional Highest Anniversary Death Benefit Charge                                      0.20%
         -------------------------------------------------------------------------------------- -----------------
         Optional Enhanced Earnings Benefit Charge (maximum charge)                             0.50%
         -------------------------------------------------------------------------------------- -----------------
         Optional Guaranteed Minimum Accumulation Benefit Charge                                0.60%
         -------------------------------------------------------------------------------------- -----------------
         Highest Possible Total Separate Account Annual Expenses (12)                           1.80%
         -------------------------------------------------------------------------------------- -----------------

Optional Benefits

The Guaranteed Minimum Accumulation Benefit and the Guaranteed Minimum Withdrawal Benefit were not available.

ANNUICHOICE I - ALL CONTRACTS ISSUED PRIOR TO APPROXIMATELY MAY 1, 2004

Separate Account Annual Expenses as a percentage of value charged

         -------------------------------------------------------------------------------------- -----------------
         Mortality and Expense Risk Charge                                                      1.00%
         -------------------------------------------------------------------------------------- -----------------
         Optional Death Benefit Charge, Option C                                                0.35%
         -------------------------------------------------------------------------------------- -----------------
         Optional Enhanced Earnings Benefit Charge (maximum charge)                             0.50%
         -------------------------------------------------------------------------------------- -----------------
         Optional AVO Charge (maximum charge 5%)                                                0.75%
         -------------------------------------------------------------------------------------- -----------------
         Highest Possible Total Separate Account Annual Expenses                                2.60%
         -------------------------------------------------------------------------------------- -----------------

Optional Benefits

The Guaranteed Minimum Withdrawal Benefit and the Guaranteed Minimum Accumulation Benefit were not available.

THE ADDED VALUE OPTION (AVO) WAS AVAILABLE. The AVO was an optional benefit Rider available for an additional cost, which is shown in the table below. If you selected the AVO (you would have selected the AVO at the time of application) Integrity credited from 1% up to 5% of all your contributions made during the first Contract Year. For example, if $50,000 was contributed and the 3% AVO was selected, Integrity would have credited $1500 to your Account Value.

-------------------------------- -------------------------------------- ------------------------------------------------
    AVO percentage elected          Charge at annual effective rate         Total Separate Account Charges with AVO
-------------------------------- -------------------------------------- ------------------------------------------------
              1%                                 0.15%                                       1.15%
-------------------------------- -------------------------------------- ------------------------------------------------
              2%                                 0.30%                                       1.30%
-------------------------------- -------------------------------------- ------------------------------------------------
              3%                                 0.45%                                       1.45%
-------------------------------- -------------------------------------- ------------------------------------------------
              4%                                 0.60%                                       1.60%
-------------------------------- -------------------------------------- ------------------------------------------------
              5%                                 0.75%                                       1.75%
-------------------------------- -------------------------------------- ------------------------------------------------

The dollar amount of the charge for the AVO is subject to a minimum and maximum amount. For a 1% credit the minimum amount is .145% multiplied by first-year total contributions and the maximum amount is .182% multiplied by first-year total contributions. To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select. First-Year Total Contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.


----------------------
(12) You may elect only one of these optional benefits: EEB or GMAB. Therefore the highest possible total separate account annual charges reflect the election of GMAB, which carries the higher cost.


                                     AC2I-54

---------------------------------------- -------------------------------------- --------------------------------------
        AVO percentage elected                    Minimum Percentage                     Maximum Percentage
---------------------------------------- -------------------------------------- --------------------------------------
                  1%                                    0.145%                                  .182%
---------------------------------------- -------------------------------------- --------------------------------------
                  2%                                    0.290%                                  .364%
---------------------------------------- -------------------------------------- --------------------------------------
                  3%                                    0.435%                                  .546%
---------------------------------------- -------------------------------------- --------------------------------------
                  4%                                    0.580%                                  .728%
---------------------------------------- -------------------------------------- --------------------------------------
                  5%                                    0.725%                                  .910%
---------------------------------------- -------------------------------------- --------------------------------------

This fee is assessed quarterly to the Account Value for seven Contract Years. Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit. Over time, the benefit of the AVO may be more than offset by the fees associated with the option.

Integrity uses this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO. Integrity intends to make a profit from these fees and charges. Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings. Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the AVO. Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the Fixed Accounts, you will not benefit from the AVO. The approximate average annual investment performance threshold needed to benefit from the AVO is as follows:

---------------------------------------- -----------------------------------------------------------------------------
        AVO percentage elected                   Approximate Average Annual Investment Performance Threshold
---------------------------------------- -----------------------------------------------------------------------------
                  1%                                                        7.10%
---------------------------------------- -----------------------------------------------------------------------------
                  2%                                                        7.45%
---------------------------------------- -----------------------------------------------------------------------------
                  3%                                                        7.80%
---------------------------------------- -----------------------------------------------------------------------------
                  4%                                                        8.15%
---------------------------------------- -----------------------------------------------------------------------------
                  5%                                                        8.50%
---------------------------------------- -----------------------------------------------------------------------------

Some or all of the AVO will be recaptured by the company if withdrawals in excess of the Free Withdrawal Amount were taken. The chart below shows what portion of the AVO originally credited was recaptured. The factors in the chart were applied to a percentage of the AVO amount credited, where the percentage equals the amount subject to a withdrawal charge divided by the Account Value at the time of withdrawal. The amount recaptured is based upon the year the withdrawal is taken. The total amount recaptured will never exceed what was credited. The AVO will not be recaptured for withdrawals to meet required minimum distributions, withdrawals based on a Hardship Waiver, election of an Annuity Benefit under the contract, or payment of a Death Benefit.

---------------------------------------- ----------------------------------------------------------------------------
             Contract Year                                        Amount of AVO Recaptured
---------------------------------------- ----------------------------------------------------------------------------
                   1                                                        100%
---------------------------------------- ----------------------------------------------------------------------------
                   2                                                         85%
---------------------------------------- ----------------------------------------------------------------------------
                   3                                                         65%
---------------------------------------- ----------------------------------------------------------------------------
                   4                                                         55%
---------------------------------------- ----------------------------------------------------------------------------
                   5                                                         40%
---------------------------------------- ----------------------------------------------------------------------------
                   6                                                         25%
---------------------------------------- ----------------------------------------------------------------------------
                   7                                                         10%
---------------------------------------- ----------------------------------------------------------------------------
                   8                                                          0%
---------------------------------------- ----------------------------------------------------------------------------

If the Annuitant was age 0-75 on the Contract Date, all five options were available. If the Annuitant was age 76-79 only the 1%-3% options were available. At age 80 and above the AVO was not available.

THE FOLLOWING OPTIONAL DEATH BENEFITS WERE AVAILABLE.
You may have elected any of the following options when the contract was purchased. These options may not be cancelled once the contract is issued. They may not be added after the contract is issued.


                                     AC2I-55

Option A - Highest Anniversary
For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the death benefit will be the greater of:

     o highest account value on any Contract Anniversary up to and including Annuitant's age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (and associated charges) after that Contract Anniversary; or

     o    the standard contract Death Benefit.

Option B - Roll Up
For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

     o total contributions, minus any subsequent withdrawals (and associated charges), accumulated at an annual growth rate of 5% from the date of each contribution . The growth rate of 5% will stop accruing at the earlier of age 81 or when the accumulated amount reaches 200% of the sum of contributions minus an withdrawals (and associated charges); or

     o    The standard contract Death Benefit.

Option C - Greater of Highest Anniversary or Roll Up
For contracts where the Annuitant's age on the Contract Date is up to and including age 75, the death benefit will be the greatest of:

     o    the Death Benefit if Option A had been chosen; or

     o    the Death Benefit if Option B had been chosen; or

     o    the standard contract Death Benefit.

The fees for the optional death benefits are assessed quarterly for the life of the contract on the value of the Variable Account Options:

      ------------------------ -------------------------------------- --------------------------------------
              Option              Charge at annual Effective Rate      Total Separate Account Charges with
                                                                                     Option
      ------------------------ -------------------------------------- --------------------------------------
                 A                             0.15%                                  1.15%
      ------------------------ -------------------------------------- --------------------------------------
                 B                             0.30%                                  1.30%
      ------------------------ -------------------------------------- --------------------------------------
                 C                             0.35%                                  1.35%
      ------------------------ -------------------------------------- --------------------------------------

FOR CONTRACTS ISSUED UNDER THE NAME "TOUCHSTONE CHOICE," the differences are the only Variable Account Options available are the Touchstone VST Funds and the Fidelity VIP Overseas Portfolio.


                                     AC2I-56

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I OF INTEGRITY (ANNUICHOICE II)

For the Variable Account Options we currently offer, the table below shows the following data for AnnuiChoice II contracts with a mortality and expense risk charge of 1.15% issued after approximately July 31, 2006 (date varies by states): Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

------------------------------------------------- ------------ -----------

                                                               INCEPTION
                                                                VALUE &
                                                     2006         DATE
------------------------------------------------- ------------ -----------

DWS SMALL CAP INDEX VIP, CLASS B (1760)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.90
Number of units outstanding at end of period          327       7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP ASSET MANAGER SERVICE, CLASS 2
(1707)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.46
Number of units outstanding at end of period           0        7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (1712)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.58
Number of units outstanding at end of period        35        7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP CONTRAFUND, SERVICE CLASS 2 (1709)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.72
Number of units outstanding at end of period         7,750      7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (1786)
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-27-07
------------------------------------------------- ------------ -----------


                                     AC2I-57

------------------------------------------------- ------------ -----------

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (1715)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.92
Number of units outstanding at end of period          26        7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP EQUITY-INCOME, SERVICE CLASS 2
(1702)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.99
Number of units outstanding at end of period          57        7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP FREEDOM 2010,  SERVICE CLASS 2
(1787)
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------

FIDELITY VIP FREEDOM 2015,  SERVICE CLASS 2
(1788)
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------

FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(1789)
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------

FIDELITY VIP FREEDOM 2025,  SERVICE CLASS 2
(1790)
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------

FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(1791)
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------


                                     AC2I-58

------------------------------------------------- ------------ -----------

FIDELITY VIP GROWTH, SERVICE CLASS 2 (1703)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.55
Number of units outstanding at end of period          368       7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP GROWTH & INCOME SERVICE, CLASS 2
(1713)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.75
Number of units outstanding at end of period           0        7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE
CLASS 2 (1711)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $11.28
Number of units outstanding at end of period           0        7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP HIGH INCOME, SERVICE CLASS 2 (1705)
Unit value at beginning of period
Unit value at end of period                         $10.00       $10.00
Number of units outstanding at end of period        $10.50
                                                       0        7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP INDEX 500, SERVICE CLASS 2 (1779)
Unit value at beginning of period                                $10.00
Unit value at end of period                                 -
Number of units outstanding at end of period                    4-27-07
------------------------------------------------- ------------ -----------

FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (1706)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.16
Number of units outstanding at end of period           0        7-31-06
------------------------------------------------- ------------ -----------

FIDELITY VIP MID CAP, SERVICE CLASS 2 (1714)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.49
Number of units outstanding at end of period         6,850      7-31-06
------------------------------------------------- ------------ -----------


                                     AC2I-59

------------------------------------------------- ------------ -----------

FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (1704)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.92
Number of units outstanding at end of period         2,063      7-31-06
------------------------------------------------- ------------ -----------

FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (1771)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.85
Number of units outstanding at end of period         2,226      7-31-06
------------------------------------------------- ------------ -----------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2
(1770)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.64
Number of units outstanding at end of period        20,283      7-31-06
------------------------------------------------- ------------ -----------

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES,
CLASS 2 (1772)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.82
Number of units outstanding at end of period          240       7-31-06
------------------------------------------------- ------------ -----------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2 (1792)
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-30-07
------------------------------------------------- ------------ -----------

FTVIPT MUTUAL SHARES SECURITIES, CLASS 2 (1774)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.80
Number of units outstanding at end of period         3,768      7-31-06
------------------------------------------------- ------------ -----------

FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2
(1773)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.96
Number of units outstanding at end of period         5,085      7-31-06
------------------------------------------------- ------------ -----------


                                     AC2I-60

------------------------------------------------- ------------ -----------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(1775)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $11.02
Number of units outstanding at end of period         1,829      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST BALANCED (1757)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.56
Number of units outstanding at end of period           0        7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST BARON SMALL CAP (1735)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $11.29
Number of units outstanding at end of period         1,204      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST CORE BOND (1751)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.16
Number of units outstanding at end of period         1,982      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION (1732)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.86
Number of units outstanding at end of period         3,771      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST ENHANCED DIVIDEND 30 (1750)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.97
Number of units outstanding at end of period         1,890      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST GROWTH & INCOME (1756)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.64
Number of units outstanding at end of period           0        7-31-06
------------------------------------------------- ------------ -----------


                                     AC2I-61

------------------------------------------------- ------------ -----------

TOUCHSTONE VST HIGH YIELD (1748)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.48
Number of units outstanding at end of period           0        7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST MID CAP GROWTH (1747)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.82
Number of units outstanding at end of period         7,861      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST MONEY MARKET, SERVICE CLASS
(1769)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.13
Number of units outstanding at end of period        13,893      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST THIRD AVENUE VALUE (1733)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.95
Number of units outstanding at end of period         3,725      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST VALUE PLUS (1749)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $11.10
Number of units outstanding at end of period         1,873      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS
(1731)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.72
Number of units outstanding at end of period         1,363      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST CONSERVATIVE ETF, SERVICE CLASS
(1720)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.43
Number of units outstanding at end of period          478       7-31-06
------------------------------------------------- ------------ -----------


                                     AC2I-62

------------------------------------------------- ------------ -----------

TOUCHSTONE VST ENHANCED ETF, SERVICE CLASS
(1734)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.85
Number of units outstanding at end of period          144       7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS
(1725)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.57
Number of units outstanding at end of period         1,264      7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS,
GMAB OPTION (1754)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.70
Number of units outstanding at end of period           0        7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST CONSERVATIVE ETF, SERVICE CLASS,
GMAB OPTION (1752)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.41
Number of units outstanding at end of period           0        7-31-06
------------------------------------------------- ------------ -----------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS,
GMAB OPTION (1753)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.55
Number of units outstanding at end of period           0        7-31-06
------------------------------------------------- ------------ -----------

VAN KAMPEN LIT COMSTOCK, CLASS II (1764)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.82
Number of units outstanding at end of period          381       7-31-06
------------------------------------------------- ------------ -----------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II (1767)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $10.78
Number of units outstanding at end of period          627       7-31-06
------------------------------------------------- ------------ -----------


                                     AC2I-63

------------------------------------------------- ------------ -----------

VAN KAMPEN UIF EMERGING MARKETS DEBT, CLASS II
(1793)
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-27-07
------------------------------------------------- ------------ -----------

VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS
II (1768)
Unit value at beginning of period                   $10.00       $10.00
Unit value at end of period                         $11.99
Number of units outstanding at end of period          455       7-31-06
------------------------------------------------- ------------ -----------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II (1794)
Unit value at beginning of period                           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                    4-27-07
------------------------------------------------- ------------ -----------


                                     AC2I-64

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT I OF INTEGRITY (ANNUICHOICE)

For the Variable Account Options we currently offer, the table below shows the following data for AnnuiChoice contracts with a mortality and expense risk charge of 1.00% sold prior to approximately July 31, 2006 (dates vary by state):
Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception

----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
                                                   2006        2005        2004        2003        2002        2001      INCEPTION
                                                                                                                          VALUE &
                                                                                                                           DATE
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
DWS SMALL CAP INDEX VIP, CLASS B (760)
Unit value at beginning of period                   $13.33      $12.94      $11.13       $7.70           -           -    $10.00
Unit value at end of period                         $15.46      $13.33      $12.94      $11.13       $7.70
Number of units outstanding at end of period        60,975      53,551      58,787      96,831         292
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP ASSET MANAGER, SERVICE CLASS 2
(707)
Unit value at beginning of period                   $10.59      $10.31       $9.90       $8.50       $9.44           -    $10.00
Unit value at end of period                         $11.23      $10.59      $10.31       $9.90       $8.50       $9.44
Number of units outstanding at end of period        41,234      56,315      56,286      61,570      47,187      22,414
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP BALANCED, SERVICE CLASS 2 (712)
Unit value at beginning of period                   $10.90      $10.43      $10.02       $8.62       $9.56           -    $10.00
Unit value at end of period                         $12.03      $10.90      $10.43      $10.02       $8.62       $9.56
Number of units outstanding at end of period       132,175     136,792     162,562     152,405     158,750     170,409
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP CONTRAFUND, SERVICE CLASS 2 (709)
Unit value at beginning of period                   $13.47      $11.66      $10.23       $8.06       $9.01           -    $10.00
Unit value at end of period                         $14.86      $13.47      $11.66      $10.23       $8.06       $9.01
Number of units outstanding at end of period       582,536     505,133     388,674     280,569     182,638      86,383
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP DISCIPLINED SMALL CAP, SERVICE
CLASS 2 (781)
Unit value at beginning of period                                                                                         $10.00
Unit value at end of period                              -           -           -           -           -           -
Number of units outstanding at end of period                                                                              4-27-07
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------


                                     AC2I-65

----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
                                                   2006        2005        2004        2003        2002        2001      INCEPTION
                                                                                                                          VALUE &
                                                                                                                           DATE
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
FIDELITY VIP DYNAMIC CAPITAL APPRECIATION,
SERVICE CLASS 2 (715)
Unit value at beginning of period                   $13.17      $11.02      $10.99       $8.89       $9.71           -    $10.00
Unit value at end of period                         $14.84      $13.17      $11.02      $10.99       $8.89       $9.71
Number of units outstanding at end of period         9,432       1,897       1,415       1,348       2,448       3,148
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP EQUITY-INCOME, SERVICE CLASS 2
(702)
Unit value at beginning of period                   $11.41      $10.92       $9.92       $7.70       $9.39           -    $10.00
Unit value at end of period                         $13.55      $11.41      $10.92       $9.92       $7.70       $9.39
Number of units outstanding at end of period       285,466     374,386     391,588     366,381     312,357     116,865
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP FREEDOM 2010, SERVICE CLASS 2
(782)
Unit value at beginning of period                                                                                         $10.00
Unit value at end of period                              -           -           -           -           -           -
Number of units outstanding at end of period                                                                              4-30-07
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP FREEDOM 2015, SERVICE CLASS 2
(783)
Unit value at beginning of period                                                                                         $10.00
Unit value at end of period                              -           -           -           -           -           -
Number of units outstanding at end of period                                                                              4-30-07
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP FREEDOM 2020, SERVICE CLASS 2
(784)
Unit value at beginning of period                                                                                         $10.00
Unit value at end of period                              -           -           -           -           -           -
Number of units outstanding at end of period                                                                              4-30-07
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP FREEDOM 2025, SERVICE CLASS 2
(785)
Unit value at beginning of period                                                                                         $10.00
Unit value at end of period                              -           -           -           -           -           -
Number of units outstanding at end of period                                                                              4-30-07
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP FREEDOM 2030, SERVICE CLASS 2
(786)
Unit value at beginning of period                                                                                         $10.00
Unit value at end of period                              -           -           -           -           -           -
Number of units outstanding at end of period                                                                              4-30-07
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------


                                     AC2I-66

----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
                                                   2006        2005        2004        2003        2002        2001      INCEPTION
                                                                                                                          VALUE &
                                                                                                                           DATE
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
FIDELITY VIP GROWTH, SERVICE CLASS 2 (703)
Unit value at beginning of period                    $7.65       $7.33       $7.18       $5.47       $7.93           -    $10.00
Unit value at end of period                          $8.07       $7.65       $7.33       $7.18       $5.47       $7.93
Number of units outstanding at end of period       185,066     254,877     437,684     311,614     120,360      74,826
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP GROWTH & INCOME, SERVICE CLASS 2
(713)
Unit value at beginning of period                   $10.16       $9.56       $9.15       $7.48       $9.09           -    $10.00
Unit value at end of period                         $11.35      $10.16       $9.56       $9.15       $7.48       $9.09
Number of units outstanding at end of period        97,764     198,845     218,287     286,601     107,316      51,694
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP GROWTH OPPORTUNITIES, SERVICE
CLASS (711)
Unit value at beginning of period                   $10.51       $9.76       $9.23       $7.20       $9.33           -    $10.00
Unit value at end of period                         $10.93      $10.51       $9.76       $9.23       $7.20       $9.33
Number of units outstanding at end of period         7,948       7,844       9,366      16,694      19,494       6,707
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP HIGH INCOME, SERVICE CLASS 2
(705)
Unit value at beginning of period                   $11.37      $11.22      $10.36       $8.26       $8.07           -    $10.00
Unit value at end of period                         $12.49      $11.37      $11.22      $10.36       $8.26       $8.07
Number of units outstanding at end of period       105,453      71,586     280,414     300,335     148,541      71,936
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP INDEX 500, SERVICE CLASS 2 (708)
Unit value at beginning of period                    $9.25       $8.94       $8.18       $6.45       $8.40           -    $10.00
Unit value at end of period                         $10.57       $9.25       $8.94       $8.18       $6.45       $8.40
Number of units outstanding at end of period       130,819     173,756     236,880     283,852     275,297     250,833
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP INVESTMENT GRADE BOND, SERVICE
CLASS 2 (706)
Unit value at beginning of period                   $12.52      $12.41      $12.03      $11.58      $10.62           -    $10.00
Unit value at end of period                         $12.90      $12.52      $12.41      $12.03      $11.58      $10.62
Number of units outstanding at end of period       445,568     533,242     573,127     620,375     777,416     302,723
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------


                                     AC2I-67

----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
                                                   2006        2005        2004        2003        2002        2001      INCEPTION
                                                                                                                          VALUE &
                                                                                                                           DATE
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
FIDELITY VIP MID CAP, SERVICE CLASS 2 (714)
Unit value at beginning of period                   $17.94      $15.35      $12.44       $9.09      $10.21           -    $10.00
Unit value at end of period                         $19.97      $17.94      $15.35      $12.44       $9.09      $10.21
Number of units outstanding at end of period       337,280     327,294     325,209     273,621     259,631     158,737
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FIDELITY VIP OVERSEAS, SERVICE CLASS 2 (704)
Unit value at beginning of period                   $11.34       $9.65       $8.60       $6.07       $7.71           -    $10.00
Unit value at end of period                         $13.23      $11.34       $9.65       $8.60       $6.07       $7.71
Number of units outstanding at end of period        80,670      54,424      35,330      63,605      11,383      13,423
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FTVIPT FRANKLIN GROWTH & INCOME SECURITIES,
CLASS 2 (771)
Unit value at beginning of period                   $13.22      $12.90      $11.78           -           -           -    $10.00
Unit value at end of period                         $15.29      $13.22      $12.90      $11.78
Number of units outstanding at end of period       107,028     141,664     207,510     125,961
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FTVIPT FRANKLIN INCOME SECURITIES, CLASS 2
(770)
Unit value at beginning of period                   $14.32      $14.24      $12.63           -           -           -    $10.00
Unit value at end of period                         $16.77      $14.32      $14.24      $12.63
Number of units outstanding at end of period       480,274     397,796     261,436     201,051
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FTVIPT FRANKLIN LARGE CAP GROWTH SECURITIES,
CLASS 2 (772)
Unit value at beginning of period                   $12.77      $12.76      $11.94           -           -           -    $10.00
Unit value at end of period                         $14.02      $12.77      $12.76      $11.94
Number of units outstanding at end of period        25,200      18,494      10,839      26,667
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES,
CLASS 2
Unit value at beginning of period                        -           -           -           -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                                                                              4-30-07
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FTVIPT MUTUAL SHARES SECURITIES, CLASS 2 (774)
Unit value at beginning of period                   $14.84      $13.56      $12.16           -           -           -    $10.00
Unit value at end of period                         $17.39      $14.84      $13.56      $12.16
Number of units outstanding at end of period       251,108     263,881     180,194      88,440
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------


                                     AC2I-68

----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
                                                   2006        2005        2004        2003        2002        2001      INCEPTION
                                                                                                                          VALUE &
                                                                                                                           DATE
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
FTVIPT TEMPLETON FOREIGN SECURITIES, CLASS 2
(773)
Unit value at beginning of period                   $16.14      $14.80      $12.61           -           -           -    $10.00
Unit value at end of period                         $19.40      $16.14      $14.80      $12.61
Number of units outstanding at end of period        93,236     104,228      62,448      23,080
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

FTVIPT TEMPLETON GROWTH SECURITIES, CLASS 2
(775)
Unit value at beginning of period                   $15.46      $14.34      $12.49      $10.00           -           -    $10.00
Unit value at end of period                         $18.64      $15.46      $14.34      $12.49       $4.66
Number of units outstanding at end of period       195,003     128,633      30,475       7,042     118,537
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST BALANCED (757)
Unit value at beginning of period                   $12.57      $11.91      $10.97       $9.11      $10.13           -    $10.00
Unit value at end of period                         $13.80      $12.57      $11.91      $10.97       $9.11      $10.13
Number of units outstanding at end of period       150,501     164,930     182,916     168,504     110,336      45,628
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST BARON SMALL CAP (735)
Unit value at beginning of period                   $15.32      $14.37      $11.35       $8.59      $10.11           -    $10.00
Unit value at end of period                         $17.94      $15.32      $14.37      $11.35       $8.59      $10.11
Number of units outstanding at end of period       133,711     157,407     171,697     173,930     109,315      34,150
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST CORE BOND (751)
Unit value at beginning of period                   $11.71      $11.63      $11.38      $11.10      $10.39           -    $10.00
Unit value at end of period                         $12.06      $11.71      $11.63      $11.38      $11.10      $10.39
Number of units outstanding at end of period       141,591     165,663     183,625     223,975     244,737     128,053
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST EAGLE CAPITAL APPRECIATION
(732)
Unit value at beginning of period                    $8.34       $8.42       $7.40       $5.65       $9.68           -    $10.00
Unit value at end of period                          $9.64       $8.34       $8.42       $7.40       $5.65       $9.68
Number of units outstanding at end of period        83,353      94,020     103,454     203,284      50,125       1,006
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST ENHANCED DIVIDEND 30 (750)
Unit value at beginning of period                    $9.36       $9.75       $9.36       $7.17       $9.37           -    $10.00
Unit value at end of period                         $11.73       $9.36       $9.75       $9.36       $7.17       $9.37
Number of units outstanding at end of period        20,050      20,949      30,876      16,790      11,724       4,640
---------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------


                                     AC2I-69

----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
                                                   2006        2005        2004        2003        2002        2001      INCEPTION
                                                                                                                          VALUE &
                                                                                                                           DATE
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST GROWTH & INCOME (756)
Unit value at beginning of period                   $11.38      $11.28      $10.35       $7.87       $9.34           -    $10.00
Unit value at end of period                         $12.80      $11.38      $11.28      $10.35       $7.87       $9.34
Number of units outstanding at end of period        16,765      14,454      27,203      59,885      35,269       3,976
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST HIGH YIELD (748)
Unit value at beginning of period                   $13.96      $13.65      $12.59      $10.26      $10.07           -    $10.00
Unit value at end of period                         $14.91      $13.96      $13.65      $12.59      $10.26      $10.07
Number of units outstanding at end of period        55,804      61,036      62,441      74,122     147,568       5,546
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST MID CAP GROWTH (747)
Unit value at beginning of period                   $13.82      $12.11      $10.91       $7.49       $9.73           -    $10.00
Unit value at end of period                         $15.90      $13.82      $12.11      $10.91       $7.49       $9.73
Number of units outstanding at end of period       197,899     191,604     237,878     225,905     156,067      15,467
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST MONEY MARKET, SERVICE CLASS
(769)
Unit value at beginning of period                   $10.17       $9.99       $9.98      $10.00           -           -    $10.00
Unit value at end of period                         $10.54      $10.17       $9.99       $9.98
Number of units outstanding at end of period       529,813     438,988     442,664     469,084
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST THIRD AVENUE VALUE (733)
Unit value at beginning of period
Unit value at end of period                         $17.80      $15.32      $12.29       $8.85      $10.83           -    $10.00
Number of units outstanding at end of period        $20.42      $17.80      $15.32      $12.29       $8.85      $10.83
                                                   406,491     438,558     460,631     455,925     373,765     185,592
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST VALUE PLUS (749)
Unit value at beginning of period                   $10.00       $9.88       $9.03       $7.03       $9.69           -    $10.00
Unit value at end of period                         $11.85      $10.00       $9.88       $9.03       $7.03       $9.69
Number of units outstanding at end of period        96,336     110,585     126,545     168,626      28,640       8,277
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST CONSERVATIVE ETF, SERVICE
CLASS (1716)
Unit value at beginning of period                   $10.00           -           -           -           -           -    $10.00
Unit value at end of period                         $10.60
Number of units outstanding at end of period        14,277                                                                7-31-06
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------


                                     AC2I-70

----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
                                                   2006        2005        2004        2003        2002        2001      INCEPTION
                                                                                                                          VALUE &
                                                                                                                           DATE
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
TOUCHSTONE VST CONSERVATIVE ETF, SERVICE
CLASS, GMAB OPTION (1721)
Unit value at beginning of period                   $10.00           -           -           -           -           -    $10.00
Unit value at end of period                         $10.57
Number of units outstanding at end of period             0                                                                7-31-06
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS
(1717)
Unit value at beginning of period                   $10.00           -           -           -           -           -    $10.00
Unit value at end of period                         $10.74
Number of units outstanding at end of period        30,023                                                                7-31-06
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST MODERATE ETF, SERVICE CLASS,
GMAB OPTION (1722)
Unit value at beginning of period                   $10.00           -           -           -           -           -    $10.00
Unit value at end of period                         $10.72
Number of units outstanding at end of period         3,385                                                                7-31-06
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS
(1718)
Unit value at beginning of period                   $10.00           -           -           -           -           -    $10.00
Unit value at end of period                         $10.92
Number of units outstanding at end of period        20,631                                                                7-31-06
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST AGGRESSIVE ETF, SERVICE CLASS,
GMAB OPTION (1723)
Unit value at beginning of period                   $10.00           -           -           -           -           -    $10.00
Unit value at end of period                         $10.89
Number of units outstanding at end of period             0                                                                7-31-06
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

TOUCHSTONE VST ENHANCED ETF, SERVICE CLASS
(1719)
Unit value at beginning of period                   $10.00           -           -           -           -           -    $10.00
Unit value at end of period                         $11.05
Number of units outstanding at end of period        15,914                                                                7-31-06
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------


                                     AC2I-71

----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
                                                   2006        2005        2004        2003        2002        2001      INCEPTION
                                                                                                                          VALUE &
                                                                                                                           DATE
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------
VAN KAMPEN LIT COMSTOCK, CLASS II (764)
Unit value at beginning of period Unit              $14.74      $14.30      $12.30           -           -           -    $10.00
value at end of period                              $16.93      $14.74      $14.30      $12.30
Number of units outstanding at end of period        68,107      71,673      57,035      22,955
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

VAN KAMPEN LIT STRATEGIC GROWTH, CLASS II
(767)
Unit value at beginning of period                   $13.48      $12.65      $11.97           -           -           -    $10.00
Unit value at end of period                         $13.70      $13.48      $12.65      $11.97
Number of units outstanding at end of period         2,500       4,225       4,150         295
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

VAN KAMPEN UIF EMERGING MARKET DEBT, CLASS II
(788)
Unit value at beginning of period                                                                                         $10.00
Unit value at end of period                              -           -           -           -           -           -
Number of units outstanding at end of period                                                                              4-27-07
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

VAN KAMPEN UIF EMERGING MARKETS EQUITY, CLASS
II (768)
Unit value at beginning of period                   $23.28      $17.58      $14.44           -           -           -    $10.00
Unit value at end of period                         $31.62      $23.28      $17.58      $14.44
Number of units outstanding at end of period        31,049      39,501      47,781       4,784
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------

VAN KAMPEN UIF U.S. REAL ESTATE, CLASS II
(789)
Unit value at beginning of period                        -           -           -           -           -           -    $10.00
Unit value at end of period
Number of units outstanding at end of period                                                                             04-27-07
----------------------------------------------- ----------- ----------- ----------- ----------- ----------- ----------- ------------


                                     AC2I-72

                                   APPENDIX B

                    ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

     o    Contribution to a GRO - $50,000

     o    Guarantee Period - 7 Years

     o    Withdrawal - at the end of year three of the 7 year Guarantee Period

     o    No prior partial withdrawals or transfers

     o    Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution is $70,110.76 at the end of the Guarantee Period. After three years, the GRO Value is $57,786.68.

The MVA will be based on the current rate we are offering (at the time of the withdrawal) on new contributions to GROs for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months. If we don't declare a current rate for the exact time remaining, we'll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased and at the time of the withdrawal, the current rate for four-year Guarantee Period is 6.25%. Upon a full withdrawal, the MVA would be:

         -0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,187.45 in the value of the GRO:
         -$3,187.45= -0.0551589 x 57,786.68

The Market Adjusted Value would be: $54,599.23= 57,786.68 - 3,187.45

A withdrawal charge of 7% would be assessed against the $50,000 original contribution:
         $3,500= 50,000 x .07

Thus, the amount payable on a full withdrawal would be:
         $51,099.23 = 57,786.68 - 3,187.45 - 3,500

If instead of a full withdrawal, $20,000 was requested, we would first determine the Free Withdrawal Amount:
         $5,778.67 = 57,786.68 x .10

         Free Amount = $5,778.67

The amount subject to a withdrawal change (non-free amount) would be:
         $14,221.33 = 20,000 - 5,778.67

The MVA, which is only applicable to the non-free amount, would be:
         -784.43 = -0.0551589 x 14,221.33

The withdrawal charge would be:
         $1,129.47 = [(14,221.33 + 784.43)/(1-.07)] - (14,221.33 + 784.43)


                                     AC2I-73

Thus, the total amount needed to provide $20,000 after the MVA and withdrawal charge would be:
         $21,913.90 = 20,000 + 784.43 + 1,129.47

The value remaining in the GRO after the withdrawal would be:
         $35,872.78 = 57,786.68 - 21,913.90

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have increased and at the time of the withdrawal, the current rate for four-year Guarantee Period is 4%. Upon a full withdrawal, the MVA would be:

         .0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,680.96 to the value in the GRO:
         $1,680.96 = 0.0290890 x 57,786.68

The Market Adjusted Value would be:
         $59,467.64 = 57,786.68 + 1,680.96

A withdrawal charge of 7% would be assessed against the $50,000 original contribution:
         $3,500 = 50,000 x .07

Thus, the amount payable on a full withdrawal would be:
         $55,967.64 = 57,786.68 + 1,680.96 - 3,500

If instead of a full withdrawal, $20,000 was requested, the Free Withdrawal Amount and non-free amount would first be determined as above:

         Free Amount = $ 5,778.67              Non-Free Amount = $14,221.33

The MVA would be:  413.68 = 0.0290890 x 14,221.33

The withdrawal charge would be:
         $1,039.29 = [(14,221.33 - 413.68)/(1-.07)] - (14,221.33 - 413.68)

Thus, the total amount needed to provide $20,000 after the MVA and withdrawal charge would be:
         $20,625.61 = 20,000 - 413.68 + 1,039.29

The value remaining in the GRO after the withdrawal would be:
         $37,161.07 = 57,786.68 - 20,625.61

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges don't apply to transfers.

THE MVA CALCULATION WILL BE ADJUSTED TO COMPLY WITH APPLICABLE STATE REGULATION REQUIREMENTS FOR CONTRACTS ISSUED IN CERTAIN STATES.


                                     AC2I-74

                                   APPENDIX C

                 GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES


The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

EXAMPLE #1

This example illustrates withdrawals equal to the GAWA, Bonuses, calculation of the LPA different from the GAWA, and the dollar-for-dollar reduction to the GWB each time there is a withdrawal not greater than the GAWA. It also illustrates payments for the life of the Primary Annuitant even though the GWB has been reduced to zero.

ASSUMPTIONS:
Annuitants age on Contract Date = 60

Initial contribution = $100,000; no additional contributions

Withdrawals equal to GAWA in Contract Years 2, 3 and 5; withdrawals equal to LPA in years 6+

Hypothetical Account Values (for illustrative purposes only) are less than GWB on each Annual Processing Date (APD)

The Rider remains in effect during the period covered in this example.

------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
 Contract    Annuitants                                  LPA          Annual        Bonus          Hypothetical        GWB at end
   Year          Age      Contributions    GAWA                     Withdrawal                  Account Value (A)      of the ADP
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
     1           60        $100,000       $5,000 (B)     N/A            0           $5,000           $102,000           $105,000
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
     2           61                       $5,250         N/A          $5,250          0              $ 98,790           $ 99,750
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
     3           62                       $5,250         N/A          $5,250          0              $ 88,601           $ 94,500
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
     4           63                       $5,250         N/A            0            4,475 (C)       $ 86,829           $ 98,975
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
     5           64                       $5,250         N/A          $5,250          0              $ 79,842           $ 93,725
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
     6           65                       $5,250        $4,686 (D)    $4,686          0              $ 75,156           $ 89,039
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
     7           66                       $5,250        $4,686        $4,686          0              $ 67,464           $ 84,353
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
     8           67                       $5,250        $4,686        $4,686          0              $ 64,127           $ 79,667
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
     9           68                       $5,250        $4,686        $4,686          0              $ 59,441           $ 74,981
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    10           69                       $5,250        $4,686        $4,686          0              $ 53,566           $ 70,295
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    11           70                       $5,250        $4,686        $4,686          0              $ 49,416           $ 65,609
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    12           71                       $5,250        $4,686        $4,686          0              $ 42,753           $ 60,923 (E)
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    13           72                       $5,250        $4,686        $4,686          0              $ 38,922           $ 56,237
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    14           73                       $5,250        $4,686        $4,686          0              $ 34,625           $ 51,551
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    15           74                       $5,250        $4,686        $4,686          0              $ 30,285           $ 46,865
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    16           75                       $5,250        $4,686        $4,686          0              $ 26,810           $ 42,179
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    17           76                       $5,250        $4,686        $4,686          0              $ 22,392           $ 37,493
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    18           77                       $5,250        $4,686        $4,686          0              $ 17,258           $ 32,807
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    19           78                       $5,250        $4,686        $4,686          0              $ 11,709           $ 28,121
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    20           79                       $5,250        $4,686        $4,686          0              $ 7,491            $ 23,435
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    21           80                       $5,250        $4,686        $4,686          0              $ 2,730            $ 18,749
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    22           81                       $5,250        $4,686        $4,686          0                 0               $ 14,063
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    23           82                       $5,250        $4,686        $4,686          0                 0               $  9,377
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    24           83                       $5,250        $4,686        $4,686          0                 0               $  4,691
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------


                                     AC2I-75

------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    25           84                       $4,691 (F)    $4,686        $4,686          0                 0                $     5
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    26           85                         $5          $4,686        $4,686          0                 0                   0
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    27           86                         0           $4,686        $4,686          0                 0                   0
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    28           87                         0           $4,686        $4,686          0                 0                   0
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    29           88                         0           $4,686        $4,686          0                 0                   0
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    30           89                         0           $4,686        $4,686          0                 0                   0
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------
    31+          90                         0           $4,686        $4,686          0                 0                   0
------------ ------------ ------------ ------------- ------------- ------------- ------------- --------------------- ---------------

     A) The hypothetical Account Value includes deduction of all fees, except Withdrawal Charges. Rounding of amounts less than $1.00 is used in this example.

     B) The initial GWB is set equal to the initial contribution of $100,000. The initial GAWA equals 5% of the initial GWB (5% x $100,000 = $5,000).

     C) A Bonus was added to the GWB in Contract Years 1 and 4 because no withdrawals were taken during those Contract Years. This Bonus was calculated as 5% of the total of all contributions minus 5% of the total of all withdrawals. For example, the Bonus in Contract Year 4 is calculated as (5% x $100,000) - (5% x $10,500) = $4,475. The GWB after the Bonus is then $94,500 + $4,475 = $98,975.

     D) The LPA is available on the Contract Anniversary on or after the Primary Annuitant attains age 65. It is calculated as 5% of the GWB at that time (5% x $93,725 = $4,686).

     E) Because annual withdrawals are not greater than the GAWA, the GWB reduces dollar for dollar by the amount of the withdrawal. For example, the GWB in Contract Year 12 is calculated as $65,609 - $4,686 = $60,923.

     F) Because the ending GWB in Contract Year 24 is less than the GAWA, the GAWA in Contract Year 25 is reduced to equal the remaining GWB.


EXAMPLE #2

This example illustrates an additional Contribution, Bonuses and Step-Ups.

ASSUMPTIONS:

Annuitants age on Contract Date = 65

Initial contribution = $100,000

Additional contribution = $50,000 at the beginning of the Contract Year 4

No withdrawals

Hypothetical Account Values are provided for illustrative purposes only

The Rider remains in effect during the period covered in this example.

------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
 Contract     Annuitants   Contributions     GAWA/          Bonus          GWB after         Account Value           GWB after
   Year          Age                          LPA                         Bonus before         on APD (A)           Step-Up on
                                                                            Step-Up                                   the APD
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
     1            65         $100,000       $ 5,000 (B)     $5,000          $105,000            $103,465             $105,000
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
     2            66                        $ 5,250         $5,000          $110,000            $129,763             $129,763 (C)
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
     3            67                        $ 6,488 (D)     $5,000          $134,763            $132,528             $134,763
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
     4            68         $ 50,000       $ 9,238         $7,500 (E)      $192,263            $191,881             $192,263
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
     5            69                        $ 9,613         $7,500          $199,763            $210,315             $210,315 (C)
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
     6            70                        $10,516         $7,500          $217,815            $214,214             $217,815
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
     7            71                        $10,891         $7,500          $225,315            $223,007             $225,315
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
     8            72                        $11,266         $7,500          $232,815            $236,964             $236,964 (C)
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
     9            73                        $11,848         $7,500          $244,464            $241,093             $244,464
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------
    10            74                        $12,223         $7,500          $251,964            $248,661             $251,964
------------ ------------- ------------- -------------- --------------- ----------------- --------------------- --------------------


                                     AC2I-76

     A) The hypothetical Account Value includes deduction of all fees. Rounding of amounts less than $1.00 is used in this example.

     B) The initial GWB is set equal to the initial contribution of $100,000. The initial GAWA equals 5% of the initial GWB (5% x $100,000 = $5,000)

     C) In Contract Years 2, 5, and 8, the GWB steps up to the Account Value on the Annual Processing Date. This is because the Account Value is more than the GWB after any Bonus. In Contract Year two, the Account Value is $129,763 while the GWB after the Bonus is $110,000 ($105,000 + $5,000).

     D) There is a $50,000 additional contribution at the beginning of year 4. Before this contribution, the GAWA and LPA are equal to $6,738 (5% x $134,763). After the $50,000 contribution, the GAWA and LPA are recalculated as the lesser of

               o 5% of the GWB immediately after the premium [5% x ($134,763 + $50,000) = $9,238]; and

               o the GAWA/LPA before the contribution plus 5% of the additional contribution ($6,738 + 5% x $50,000 = $9,238)

     E) A Bonus is added to the GWB on each APD because no withdrawals were taken during the Contract Year. This Bonus was calculated as 5% of the total of all contributions minus 5% of the total of all withdrawals. For example, the Bonus in Contract Year 4 is calculated as (5% x $150,000) - (5% x $0) = $7,500. The GWB after the Bonus is then $184,763 (the GWB after the additional contribution) + $7,500 = $192,263.


EXAMPLE 3

This example illustrates withdrawals in excess of the GAWA and the resulting Reset.

ASSUMPTIONS:

Annuitants age on Contract Date = 65

Initial contribution = $100,000; no additional contributions

Withdrawals of LPA amount in years 1, 2, 4, and 5

Single withdrawal of $20,000 in Contract Year 3; single withdrawal of $3,500 in Contract Year 7

Hypothetical Account Values are provided for illustrative purposes only

The Rider remains in effect during the period covered in this example.

------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
 Contract     Annuitants   Contributions    GAWA/           Annual        GWB before    Account Value after        GWB after
   Year          Age                         LPA          Withdrawal      withdrawal       withdrawal (A)      Withdrawal and any
                                                                                                                     Reset
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
     1            65         $100,000       $5,000 (B)     $ 5,000         $100,000           $94,250               $95,000
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
     2            66                        $5,000         $ 5,000         $ 95,000           $83,175               $90,000
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
     3            67                        $5,000         $20,000 (C)     $ 90,000           $64,500               $64,500
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
     4            68                        $3,225         $ 3,225         $ 64,500           $57,164               $61,275
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
     5            69                        $3,225         $ 3,225         $ 61,275           $56,995               $58,050
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
     6            70                        $3,225         $ 3,225         $ 58,050           $51,240               $54,825
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
     7            71                        $3,225         $ 3,500 (D)     $ 54,825           $45,189               $45,189
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
     8            72                        $2,259         $ 2,259         $ 45,189           $42,212               $42,930
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
     9            73                        $2,259         $ 2,259         $ 42,930           $39,057               $40,671
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------
    10            74                        $2,259         $ 2,259         $ 40,671           $36,338               $38,412
------------ ------------- ------------- ------------- ----------------- -------------- --------------------- ---------------------

     A) The hypothetical Account Value includes deduction of all fees, except Withdrawal Charges. Rounding of amounts less than $1.00 is used in this example.

     B) The initial GWB is set equal to the initial contribution of $100,000. The initial GAWA/LPA equals 5% of the initial GWB (5% x $100,000 = $5,000)


                                     AC2I-77

     C) In year 3, the $20,000 withdrawal exceeds the GAWA/LPA. At this time the GWB is Reset to be the lesser of

          o the GWB before the withdrawal minus the withdrawal amount ($90,000 - $20,000 = $70,000)

          o    the Account Value after the withdrawal ($64,500)

          The GAWA and LPA are then recalculated as the lesser of

          o    5% of the Account Value after the withdrawal ($64,500); or

          o    the GAWA before the withdrawal ($5,000)

          Thus, the GAWA and LPA are equal to $3,225 (5% x $64,500), which is less than the GAWA before the Withdrawal.

     D) In year 7, the $3,500 withdrawal exceeds the GAWA/LPA. At this time the GWB is Reset to be the lesser of

          o the GWB before the withdrawal minus the withdrawal amount ($54,825 - $3,500 = $51,325)

          o    the Account Value after the withdrawal ($45,189).

          The GAWA and LPA are then recalculated as the lesser of

          o    5% of the Account Value after the withdrawal ($45,189); or

          o    the GAWA before the withdrawal ($3,225).

          Thus, the GAWA and LPA are equal to $2,259 (5% x $45,189), which is less than the GAWA before the withdrawal.


EXAMPLE #4

This example illustrates withdrawals, additional contribution and the Rider fee

ASSUMPTIONS:

Annuitants age on Contract Date = 65

Initial contribution = $100,000

One additional contributions = $50,000 at the beginning of the Contract Year 4

Take LPA withdrawal in all years illustrated

Hypothetical Account Values are provided for illustrative purposes only

The Rider remains in effect during the period covered in this example.

------------------------------------------------------------------------------------------------------------------------------------
  Contract   Annuitants  Contributions   GAWA/ LPA      Annual      Adjusted GWB  Rider Fee (C) Account Value on     GWB at end of
    Year         Age                                  Withdrawal                                     Annual        Annual Processing
                                                                                                 Processing Date       Date (A)
                                                                                                 after all fees
------------------------------------------------------------------------------------------------------------------------------------
     1           65        $100,000      $5,000 (B)     $5,000        $100,000        $600          $ 94,756           $ 95,000
------------------------------------------------------------------------------------------------------------------------------------
     2           66                       $5,000        $5,000        $ 95,000        $570          $ 87,213           $ 90,000
------------------------------------------------------------------------------------------------------------------------------------
     3           67                       $5,000        $5,000        $ 10,000        $540          $ 82,997           $ 85,000
------------------------------------------------------------------------------------------------------------------------------------
     4           68        $ 50,000       $6,750        $6,750        $135,000        $810          $127,102           $128,250
------------------------------------------------------------------------------------------------------------------------------------
     5           69                       $6,750        $6,750        $128,250        $770          $120,890           $121,500
------------------------------------------------------------------------------------------------------------------------------------
     6           70                       $6,750        $6,750        $121,500        $729          $114,044           $114,750
------------------------------------------------------------------------------------------------------------------------------------
     7           71                       $6,750        $6,750        $114,750        $689          $106,551           $108,000
------------------------------------------------------------------------------------------------------------------------------------
     8           72                       $6,750        $6,750       $ 108,000        $648          $100,016           $101,250
------------------------------------------------------------------------------------------------------------------------------------
     9           73                       $6,750        $6,750        $101,250        $608          $ 92,683           $ 94,500
------------------------------------------------------------------------------------------------------------------------------------
     10          74                       $6,750        $6,750        $94,500         $567          $ 85,004           $ 87,750
------------------------------------------------------------------------------------------------------------------------------------

     A) The hypothetical Account Value includes deduction of all fees, except Withdrawal Charges. Rounding of amounts less than $1.00 is used in this example.

     B) The initial GWB is set equal to the initial contribution of $100,000. The initial GAWA/LPA equals 5% of the initial GWB (5% x $100,000 = $5,000)

     C) The rider charge is calculated as 0.60% multiplied by the Adjusted GWB. The Adjusted GWB is defined as the GWB at the end of the previous Annual Processing Date plus any additional contributions since the last Annual Processing Date. In year 4, the Adjusted GWB is $135,000 ($85,000 + $50,000). Thus, the Rider fee charged in year 4 equals $810 (0.60% X $135,000).


                                     AC2I-78

                                   APPENDIX D

                 ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLES


EXAMPLE 1 - The following is a hypothetical example of how the EEB works:

Assumptions:

     o    Annuitant was age 60 on the Contract Date (40% benefit)

     o    Initial contribution = $100,000

     o    No additional contributions

     o    No withdrawals

     o Hypothetical Account Value at the time the Death Benefit is calculated = $125,000

Based on the assumptions stated above:

>>   The gain in the contract is $25,000 ($125,000-$100,000 =$25,000)

>>   Benefit paid would be $10,000 ($25,000 x 40%)


EXAMPLE 2 - The following is an example of how the EEB will be calculated and paid in conjunction with the standard Death Benefit under this contract.

Assumptions:

     o    Annuitant was age 60 on the Contract Date (40% benefit)

     o    Initial contribution = $50,000

     o    No additional contributions

     o    No withdrawals

     o Hypothetical Account Value at the time the Death Benefit is calculated = $60,000

     o    Highest anniversary Account Value = $70,000


Based on these assumptions:

>>   the gain in the contract is $10,000 ($60,000 - $50,000);

>>   the EEB is $4,000 (40% x $10,000); and thus

>>   the total payment to the beneficiaries is $74,000 ($70,000 + $4,000)


                                     AC2I-79

                                 ANNUICHOICE II
                        FLEXIBLE PREMIUM VARIABLE ANNUITY


                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2007




                 ISSUED BY INTEGRITY LIFE INSURANCE COMPANY AND
                      FUNDED THROUGH ITS SEPARATE ACCOUNT I



                                TABLE OF CONTENTS
                                                                            Page

Part 1 - Integrity and Custodian...............................................2
Part 2 - Distribution of the Contracts.........................................2
Part 3 - Performance Information...............................................2
Part 4 - Determination of Accumulation Values..................................6
Part 5 - Distributions Under Tax Favored Retirement Programs...................7
Part 6 - Financial Statements..................................................7



This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2007. For definitions of special terms used in the SAI, please refer to the prospectus.


A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company ("Integrity"), P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company (Integrity) is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202. Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

Integrity is the custodian for the shares of the Portfolios owned by the Separate Account. The shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investor Service, Standard & Poor's Corporation, Fitch, or other recognized rating services. Integrity is currently rated "A++" (Superior) by A.M. Best Company, "AA+" (Very Strong) by Standard & Poor's Corporation, "Aa2" (Excellent) by Moody's Investors Service, Inc., and "AA+" (Very Strong) by Fitch. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF INTEGRITY

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). Since the Separate Account isn't a separate entity from Integrity, and its operations form a part of Integrity, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, isn't taxed to Integrity. Integrity can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, and indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. The contracts are offered through Touchstone Securities on a continuous basis.

In addition to commissions and other incentives described in the prospectus, we also offer a 0.75% annual trail commission paid quarterly to certain producers who qualify for a program called "Dynasty Trail." Producers who have at least $6,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission.


Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $28,701,189 in 2006, $20,409,914 in 2005 and $19,986,052 in 2004. Touchstone Securities did not retain distribution allowances during these years.


PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its shares in advertisements or in information furnished to shareholders. The Money Market Option may also from time to time include the Yield and Effective Yield of its shares in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past. Historical performance does not predict future results.

Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option), including the automatic reinvestment by the Option of all distributions and the deduction of all charges that apply to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if they would apply. Total returns may be shown at the same time, which do not take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Non-standardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable withdrawal charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge isn't reflected because the contracts are designed for long- term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Option over certain periods, including 1, 3, 5, and 10 years (up to the life of the Option), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period shown. Average annual returns are calculated pursuant to the following formula:
P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or any contingent withdrawal charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)365/7} - 1

Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may from time to time also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services (Lipper) as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron's, Business Week, CDA Technologies, Inc., Changing Times, Consumer's Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert's Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stanger's Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option's shares against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 400 industrial, 60 transportation and 50 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International World Index - An arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign-targeted issues are not included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman
Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/ Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and does not include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Stocks, Bonds, Bills and Inflation, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation. Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Fund may also describe general economic and market conditions affecting the Options and may compare the performance of the Options with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this Statement of Additional Information, or (4) data developed by Integrity or any of the portfolio advisers derived from such indices or averages.

Individualized Computer Generated Illustrations

Integrity may from time to time use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We reserve the right to republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time. Each Option's accumulation unit value is calculated separately. For all Options, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70-1/2 or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70-1/2. Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. Owners of traditional IRAs and five percent owners must begin distributions by age 70-1/2. The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution at age 70 1/2 for Roth IRAs.

Distributions from a tax-favored plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the distributee directs the transfer of such amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the distributee elects not to have withholding apply.

We are not permitted to make distributions from a contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the federal income tax consequences of the different types of tax-favored retirement plans which may be funded by the contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a plan and purchase of a contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS


The financial statements of Separate Account I as of December 31, 2006, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity as of and for the years ended December 31, 2006 and 2005 and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of and for the years ended December 31, 2006 and 2005 included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, as set forth in their reports included herein. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.

You should distinguish the financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity financial statements only as they relate to the ability of Integrity to meet its obligations under the contracts. You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to Integrity policy holders dated March 3, 2000.
 You should not consider the Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

                              Financial Statements

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                          Year Ended December 31, 2006
                      With Report of Independent Registered
                             Public Accounting Firm

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                              Financial Statements


                          Year Ended December 31, 2006


                                    Contents



Report of Independent Registered Public Accounting Firm..............1

Audited Financial Statements

Statements of Assets and Liabilities ................................2
Statements of Operations.............................................9
Statements of Changes in Net Assets.................................20
Notes to Financial Statements.......................................35

             Report of Independent Registered Public Accounting Firm

The Contract Owners
         Separate Account I of Integrity Life Insurance Company
And
The Board of Directors
         Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Statements of Assets and Liabilities, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2006, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                                         /s/ Ernst & Young LLP

Cincinnati, Ohio
April 9, 2007

                           Separate Account I
                                   of
                    Integrity Life Insurance Company

                  Statements of Assets and Liabilities

                           December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments       of            NET       UNIT       UNITS
                             Division                                  at value     Integrity        ASSETS     VALUE   OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                          $   358,530  $          5   $   358,535  $ 11.96       29,975
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                      1,974,388             6     1,974,394    11.82      167,017
  Touchstone Aggressive ETF (Grandmaster TM)                              361,450            (2)      361,448    11.87       30,445
  Touchstone Aggressive ETF (IQ Annuity TM)                             3,887,278             2     3,887,280    11.85      328,130
  Touchstone Aggressive ETF (Pinnacleplus TM)                             106,424             3       106,427    11.79        9,026
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)                        4,395            (6)        4,389    12.65          347
  Touchstone Aggressive ETF (IQ Advisor Standard TM)                       19,131             1        19,132    12.71        1,505
  Touchstone Balanced (AnnuiChoice TM)                                  2,076,592             2     2,076,594    13.80      150,501
  Touchstone Balanced (GrandMaster flex3 TM)                            1,369,565             4     1,369,569    13.47      101,710
  Touchstone Balanced (Grandmaster TM)                                    431,471            (6)      431,465    12.45       34,651
  Touchstone Balanced (IQ Annuity TM)                                   1,359,921            (2)    1,359,919    13.55      100,367
  Touchstone Balanced (Pinnacleplus TM)                                   524,563            (2)      524,561    13.50       38,864
  Touchstone Baron Small Cap (AnnuiChoice TM)                           2,398,224            (3)    2,398,221    17.94      133,711
  Touchstone Baron Small Cap (AnnuiChoice TM 2)                            13,594             3        13,597    11.29        1,204
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                     1,476,109             6     1,476,115    16.30       90,550
  Touchstone Baron Small Cap (Grandmaster TM)                             386,609             1       386,610    14.61       26,465
  Touchstone Baron Small Cap (IQ Annuity TM)                            3,427,117            (4)    3,427,113    17.57      195,099
  Touchstone Baron Small Cap (Pinnacleplus TM)                            485,835            (1)      485,834    17.08       28,438
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM)                       5,825             7         5,832    15.47          377
  Touchstone Baron Small Cap (IQ Advisor Standard TM)                     174,884            (6)      174,878    15.56       11,238
  Touchstone Conservative ETF (AnnuiChoice TM)                            976,312            (5)      976,307    11.13       87,702
  Touchstone Conservative ETF (GrandMaster flex3 TM)                    2,080,528            (2)    2,080,526    11.00      189,102
  Touchstone Conservative ETF (Grandmaster TM)                            810,266            (2)      810,264    11.05       73,332
  Touchstone Conservative ETF (IQ Annuity TM)                             938,638            (4)      938,634    11.03       85,132
  Touchstone Conservative ETF (Pinnacleplus TM)                            38,064             4        38,068    10.97        3,469
  Touchstone Conservative ETF (IQ Advisor Standard TM)                    122,410            (5)      122,405    11.58       10,566
  Touchstone Core Bond (AnnuiChoice TM)                                 1,708,264             9     1,708,273    12.06      141,591
  Touchstone Core Bond (AnnuiChoice TM 2)                                  20,130             4        20,134    10.16        1,982
  Touchstone Core Bond (GrandMaster flex3 TM)                             585,953             6       585,959    11.15       52,570
  Touchstone Core Bond (Grandmaster TM)                                    88,208             3        88,211    10.58        8,335
  Touchstone Core Bond (IQ Annuity TM)                                    674,743             5       674,748    11.60       58,173
  Touchstone Core Bond (Pinnacleplus TM)                                  383,054            (1)      383,053    10.37       36,947
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)                  803,700            (3)      803,697     9.64       83,353
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM 2)                 40,956            (1)       40,955    10.86        3,771
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)            319,623             6       319,629    12.71       25,151
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)                   283,393            (3)      283,390     9.48       29,893
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)                  98,672             2        98,674    14.14        6,977
  Touchstone Mid Cap Growth (AnnuiChoice TM)                            3,145,746            --     3,145,746    15.90      197,899
  Touchstone Mid Cap Growth (AnnuiChoice TM 2)                             85,092             1        85,093    10.82        7,861
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                      1,924,842             4     1,924,846    15.87      121,324
  Touchstone Mid Cap Growth (Grandmaster TM)                               99,504            (5)       99,499    14.01        7,104
  Touchstone Mid Cap Growth (IQ Annuity TM)                               843,279             7       843,286    16.12       52,314
  Touchstone Mid Cap Growth (Pinnacleplus TM)                             206,563             8       206,571    16.51       12,513
  Touchstone Mid Cap Growth (IQ Advisor Standard TM)                       61,276            (5)       61,271    14.37        4,263
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                        235,113             3       235,116    11.73       20,050
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM 2)                       20,722             5        20,727    10.97        1,890
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)                1,452,215            (3)    1,452,212    12.34      117,649
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                         20,965             5        20,970    12.65        1,658
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                         326,908            (2)      326,906    11.69       27,976
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                       151,400             1       151,401    13.67       11,077
  Touchstone Enhanced Dividend 30 (IQ Advisor Standard TM)                 30,187             3        30,190    12.51        2,413
  Touchstone Enhanced ETF (AnnuiChoice TM)                              1,115,607            (4)    1,115,603    12.59       88,581
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                       14,018,637             3    14,018,640    12.45    1,126,255
  Touchstone Enhanced ETF (Grandmaster TM)                              1,451,908            (4)    1,451,904    12.50      116,148
  Touchstone Enhanced ETF (IQ Annuity TM)                               5,779,356             4     5,779,360    12.47      463,322
  Touchstone Enhanced ETF (Pinnacleplus TM)                               182,428             1       182,429    12.42       14,694
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                         48,395            (5)       48,390    13.60        3,559
  Touchstone Enhanced ETF (IQ Advisor Standard TM)                        603,908            (1)      603,907    13.66       44,197
  Touchstone Growth & Income (AnnuiChoice TM)                             214,634            (2)      214,632    12.80       16,765
  Touchstone Growth & Income (GrandMaster flex3 TM)                       140,158             4       140,162    12.73       11,011
  Touchstone Growth & Income (Grandmaster TM)                              10,478            (3)       10,475    12.29          852
  Touchstone Growth & Income (IQ Annuity TM)                              361,973             3       361,976    12.90       28,068
  Touchstone Growth & Income (Pinnacleplus TM)                            116,262             3       116,265    13.81        8,419
  Touchstone High Yield (AnnuiChoice TM)                                  832,075             3       832,078    14.91       55,804

SEE ACCOMPANYING NOTES.


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments       of            NET       UNIT       UNITS
                             Division                                  at value     Integrity        ASSETS     VALUE   OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone High Yield (GrandMaster flex3 TM)                        $ 1,253,340  $         --   $ 1,253,340  $ 13.98       89,678
  Touchstone High Yield (Grandmaster TM)                                  592,547            (4)      592,543    11.57       51,198
  Touchstone High Yield (IQ Annuity TM)                                   873,958            --       873,958    14.40       60,697
  Touchstone High Yield (Pinnacleplus TM)                                 334,876             4       334,880    12.25       27,335
  Touchstone High Yield (IQ Advisor Standard TM)                          670,145             5       670,150    11.76       56,984
  Touchstone Moderate ETF (AnnuiChoice TM)                              3,690,511            (4)    3,690,507    11.59      318,293
  Touchstone Moderate ETF (GrandMaster flex3 TM)                        6,093,997             1     6,093,998    11.46      531,793
  Touchstone Moderate ETF (Grandmaster TM)                                760,918            (4)      760,914    11.51       66,118
  Touchstone Moderate ETF (IQ Annuity TM)                               2,567,460             3     2,567,463    11.48      223,572
  Touchstone Moderate ETF (Pinnacleplus TM)                               260,292             2       260,294    11.43       22,773
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                         49,355             5        49,360    12.16        4,060
  Touchstone Moderate ETF (IQ Advisor Standard TM)                        117,877             1       117,878    12.22        9,648
  Touchstone Money Market (AnnuiChoice TM)                                 71,800            (5)       71,795    10.82        6,637
  Touchstone Money Market (Grandmaster TM)                              5,962,791           (21)    5,962,770    10.50      567,756
  Touchstone Money Market (IQ Annuity TM)                                 452,897            (9)      452,888    10.52       43,045
  Touchstone Money Market (IQ Annuity TM)                                 135,957            (1)      135,956    10.52       12,922
  Touchstone Third Avenue Value (AnnuiChoice TM)                        8,302,186             7     8,302,193    20.42      406,491
  Touchstone Third Avenue Value (AnnuiChoice TM 2)                         40,789            (4)       40,785    10.95        3,725
  Touchstone Third Avenue Value (GrandMaster flex3 TM)                  5,629,698            (7)    5,629,691    17.20      327,354
  Touchstone Third Avenue Value (Grandmaster TM)                        1,983,504             8     1,983,512    16.10      123,184
  Touchstone Third Avenue Value (IQ Annuity TM)                         8,050,081            (5)    8,050,076    18.21      441,949
  Touchstone Third Avenue Value (Pinnacleplus TM)                       1,618,086            (2)    1,618,084    19.50       82,986
  Touchstone Third Avenue Value (IQ Advisor Standard TM)                  162,638             2       162,640    16.01       10,159
  Touchstone Value Plus (AnnuiChoice TM)                                1,141,639            (8)    1,141,631    11.85       96,336
  Touchstone Value Plus (AnnuiChoice TM 2)                                 20,782             5        20,787    11.10        1,873
  Touchstone Value Plus (GrandMaster flex3 TM)                            161,008             5       161,013    12.51       12,869
  Touchstone Value Plus (Grandmaster TM)                                   79,038            (3)       79,035    12.99        6,086
  Touchstone Value Plus (IQ Annuity TM)                                 2,652,497            (1)    2,652,496    11.56      229,433
  Touchstone Value Plus (Pinnacleplus TM)                                  49,578             1        49,579    14.25        3,480
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                         978,175             1       978,176    11.79       82,995
  JP Morgan Bond (GrandMaster flex3 TM)                                 1,897,382            --     1,897,382    11.52      164,695
  JP Morgan Bond (Grandmaster TM)                                         318,243            (5)      318,238    10.80       29,477
  JP Morgan Bond (IQ3 TM)                                               1,425,883            (4)    1,425,879    11.57      123,280
  JP Morgan Bond (Pinnacleplus TM)                                        386,942            (4)      386,938    10.55       36,673
  JP Morgan International Equity (AnnuiChoice TM)                         364,863             1       364,864    16.54       22,063
  JP Morgan International Equity (AnnuiChoice TM 2)                        28,786             2        28,788    10.74        2,680
  JP Morgan International Equity (GrandMaster flex3 TM)                   446,824            (4)      446,820    15.58       28,688
  JP Morgan International Equity (Grandmaster TM)                         392,411             4       392,415    15.35       25,569
  JP Morgan International Equity (IQ3 TM)                                 435,897             3       435,900    15.94       27,352
  JP Morgan International Equity (Pinnacleplus TM)                        468,304            (6)      468,298    18.09       25,885
  JP Morgan International Equity (IQ Advisor Standard TM)                  57,091            (1)       57,090    15.37        3,715
  JP Morgan Mid Cap Value (AnnuiChoice TM)                                657,674            (4)      657,670    17.73       37,089
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                        1,365,840             3     1,365,843    17.11       79,834
  JP Morgan Mid Cap Value (Grandmaster TM)                                207,905            (4)      207,901    14.28       14,560
  JP Morgan Mid Cap Value (IQ3 TM)                                        447,130             1       447,131    17.37       25,742
  JP Morgan Mid Cap Value (Pinnacleplus TM)                               422,258            (3)      422,255    16.42       25,713
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                          28,918,499            20    28,918,519    57.94      499,115
  Fidelity VIP Growth (Grandmaster TM)                                 16,805,251           (29)   16,805,222    55.86      300,847
  Fidelity VIP High Income (Grandmaster TM)                             4,774,519             2     4,774,521    17.84      267,616
  Fidelity VIP II Asset Manager (Grandmaster TM)                       12,892,083            (2)   12,892,081    34.05      378,569
  Fidelity VIP II Contrafund (Grandmaster TM)                          29,048,129            13    29,048,142    40.69      713,802
  Fidelity VIP II Index 500 (Grandmaster TM)                           12,857,387           (14)   12,857,373    32.91      390,699
  Fidelity VIP II Index 500 (IQ Annuity TM)                             1,007,887             4     1,007,891    10.91       92,343
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)                8,106,934           (16)    8,106,918    29.64      273,550
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)                 1,384,367            (5)    1,384,362    14.07       98,405
  Fidelity VIP III Balanced (Grandmaster TM)                            1,896,307            (4)    1,896,303    15.55      121,930
  Fidelity VIP III Growth & Income (Grandmaster TM)                     4,312,060            (3)    4,312,057    17.74      243,121
  Fidelity VIP III Growth Opportunities (Grandmaster TM)                1,603,787             3     1,603,790    12.13      132,224
  Fidelity VIP Overseas (Grandmaster TM)                                9,110,838            11     9,110,849    32.78      277,919
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Annuichoice TM)                              225,253             2       225,255    10.92       20,631
  Touchstone Aggressive ETF (Annuichoice TM 2)                             14,612             1        14,613    10.72        1,363


SEE ACCOMPANYING NOTES.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments       of            NET       UNIT       UNITS
                             Division                                  at value     Integrity        ASSETS     VALUE   OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS (CONTINUED):
  Touchstone Conservative ETF (Annuichoice TM)                        $   151,360  $         (3)  $   151,357    10.60       14,277
  Touchstone Conservative ETF (Annuichoice TM 2)                            4,986             1         4,987    10.43          478
  Touchstone Enhanced ETF (Annuichoice TM)                                175,797             3       175,800    11.05       15,914
  Touchstone Enhanced ETF (Annuichoice TM 2)                                1,565            (2)        1,563    10.85          144
  Touchstone GMAB Moderate ETF (Annuichoice TM)                            36,270             3        36,273    10.72        3,385
  Touchstone Moderate ETF (Annuichoice TM)                                322,547           (1)       322,546    10.74       30,023
  Touchstone Moderate ETF (Annuichoice TM 2)                               13,362             1        13,363    10.57        1,264
  Touchstone Money Market (AnnuiChoice TM)                              5,585,909           (17)    5,585,892    10.54      529,813
  Touchstone Money Market (AnnuiChoice TM 2)                              140,704            --       140,704    10.13       13,893
  Touchstone Money Market (GrandMaster flex3 TM)                        1,877,755           (11)    1,877,744    10.34      181,565
  Touchstone Money Market (IQ Annuity TM)                               6,030,442           (20)    6,030,422    10.38      581,062
  Touchstone Money Market (Pinnacleplus TM)                               329,841            (6)      329,835    10.30       32,029
  Touchstone Money Market (IQ Advisor Standard TM)                        266,644            (1)      266,643    10.69       24,940
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                            1,228,410            (3)    1,228,407    13.83       88,846
  Fidelity VIP Growth (IQ Annuity TM)                                     732,154             1       732,155     9.09       80,556
  Fidelity VIP High Income (IQ Annuity TM)                                650,366             1       650,367    10.10       64,391
  Fidelity VIP II Asset Manager (IQ Annuity TM)                           234,092             5       234,097    10.88       21,520
  Fidelity VIP II Contrafund (IQ Annuity TM)                            2,322,941            (4)    2,322,937    15.08      154,027
  Fidelity VIP III Balanced (IQ Annuity TM)                               157,615            (4)      157,611    11.40       13,829
  Fidelity VIP III Growth & Income (IQ Annuity TM)                        283,812             1       283,813    11.05       25,678
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)                   104,294             4       104,298     7.95       13,125
  Fidelity VIP III Mid Cap (Grandmaster TM)                             8,460,711             7     8,460,718    31.89      265,313
  Fidelity VIP III Mid Cap (IQ Annuity TM)                              2,139,772           (13)    2,139,759    33.30       64,266
  Fidelity VIP Overseas (IQ Annuity TM)                                   229,322             3       229,325    14.26       16,086
  MFS Capital Opportunities (AnnuiChoice TM)                              328,356            (4)      328,352     8.08       40,644
  MFS Capital Opportunities (AnnuiChoice TM 2)                             20,485            (5)       20,480    10.96        1,869
  MFS Capital Opportunities (GrandMaster flex3 TM)                        323,563             2       323,565    11.58       27,940
  MFS Capital Opportunities (Grandmaster TM)                              111,182            (1)      111,181     8.62       12,905
  MFS Capital Opportunities (IQ Annuity TM)                               512,371            (4)      512,367     7.76       66,007
  MFS Capital Opportunities (Pinnacleplus TM)                              55,219            (3)       55,216    13.27        4,161
  MFS Emerging Growth (AnnuiChoice TM)                                    135,607             3       135,610     7.62       17,807
  MFS Emerging Growth (Annuichoice TM 2)                                      562            (2)          560    10.98           51
  MFS Emerging Growth (GrandMaster flex3 TM)                               63,465            (2)       63,463    12.16        5,219
  MFS Emerging Growth (Grandmaster TM)                                     98,871             3        98,874     8.43       11,723
  MFS Emerging Growth (IQ Annuity TM)                                     444,032            (1)      444,031     6.22       71,437
  MFS Emerging Growth (Pinnacleplus TM)                                     6,641             2         6,643    13.34          498
  MFS Investors Growth Stock (AnnuiChoice TM)                             514,995             1       514,996     9.30       55,364
  MFS Investors Growth Stock (GrandMaster flex3 TM)                       600,127            (6)      600,121    11.01       54,517
  MFS Investors Growth Stock (Grandmaster TM)                              60,618             6        60,624     8.55        7,089
  MFS Investors Growth Stock (IQ Annuity TM)                              169,245            (1)      169,244     7.19       23,538
  MFS Investors Growth Stock (Pinnacleplus TM)                            186,121            (1)      186,120    12.02       15,487
  MFS Mid Cap Growth (AnnuiChoice TM)                                     512,015             1       512,016     6.79       75,396
  MFS Mid Cap Growth (AnnuiChoice TM 2)                                     5,613            --         5,613    10.88          516
  MFS Mid Cap Growth (GrandMaster flex3 TM)                               227,487             3       227,490    11.11       20,480
  MFS Mid Cap Growth (Grandmaster TM)                                     248,261            (2)      248,259     7.01       35,420
  MFS Mid Cap Growth (IQ Annuity TM)                                      802,798             5       802,803     6.94      115,660
  MFS Mid Cap Growth (Pinnacleplus TM)                                    110,256            (3)      110,253    12.47        8,838
  MFS New Discovery (AnnuiChoice TM)                                      273,012             1       273,013    10.40       26,239
  MFS New Discovery (AnnuiChoice TM 2)                                      4,189            (3)        4,186    11.37          368
  MFS New Discovery (GrandMaster flex3 TM)                                108,314            (5)      108,309    12.03        9,006
  MFS New Discovery (Grandmaster TM)                                      165,040             5       165,045     9.76       16,916
  MFS New Discovery (IQ Annuity TM)                                       268,031            (3)      268,028     9.72       27,582
  MFS New Discovery (Pinnacleplus TM)                                      26,396             7        26,403    13.27        1,989
  MFS Total Return (AnnuiChoice TM)                                     3,516,693            (3)    3,516,690    13.22      266,022
  MFS Total Return (AnnuiChoice TM 2)                                      13,442            (3)       13,439    10.67        1,260
  MFS Total Return (GrandMaster flex3 TM)                               2,037,999             2     2,038,001    12.72      160,240
  MFS Total Return (Grandmaster TM)                                     1,544,140            --     1,544,140    12.81      120,519
  MFS Total Return (IQ Annuity TM)                                      3,012,889            (1)    3,012,888    14.34      210,174
  MFS Total Return (Pinnacleplus TM)                                      806,252            (6)      806,246    12.88       62,579
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                             463,215            (1)      463,214    11.23       41,234
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                       288,560            (2)      288,558    11.16       25,854
  Fidelity VIP Asset Manager (IQ3)                                        457,273            (5)      457,268    11.27       40,582


SEE ACCOMPANYING NOTES.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments       of            NET       UNIT       UNITS
                             Division                                  at value     Integrity        ASSETS     VALUE   OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Asset Manager (Pinnacleplus TM)                        $   110,644  $          1   $   110,645  $ 11.64        9,509
  Fidelity VIP Balanced (AnnuiChoice TM)                                1,590,169             6     1,590,175    12.03      132,175
  Fidelity VIP Balanced (AnnuiChoice TM 2)                                    370            --           370    10.58           35
  Fidelity VIP Balanced (GrandMaster flex3 TM)                            447,652             6       447,658    13.18       33,960
  Fidelity VIP Balanced (IQ3 TM)                                          738,921             3       738,924    11.93       61,925
  Fidelity VIP Balanced (Pinnacleplus TM)                                  71,132            (6)       71,126    12.25        5,806
  Fidelity VIP Contrafund (AnnuiChoice TM)                              8,655,629            (7)    8,655,622    14.86      582,536
  Fidelity VIP Contrafund (AnnuiChoice TM 2)                               83,092            (5)       83,087    10.72        7,750
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                        8,810,152             7     8,810,159    15.52      567,617
  Fidelity VIP Contrafund (IQ3)                                         7,193,149            (8)    7,193,141    15.44      465,788
  Fidelity VIP Contrafund (Pinnacleplus TM)                             1,848,490             7     1,848,497    16.04      115,257
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                        176,946             5       176,951    14.59       12,128
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)              139,977             1       139,978    14.84        9,432
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM 2)                283             1           284    10.92           26
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 TM)         60,753             1        60,754    14.17        4,287
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)              105,321             3       105,324    14.25        7,392
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)                10,648             4        10,652    13.52          788
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)              93,839            (2)       93,837    14.13        6,643
  Fidelity VIP Dynamic Capital Appreciation (IQ Advisor Standard TM)       29,816             1        29,817    12.96        2,300
  Fidelity VIP Equity-Income (AnnuiChoice TM)                           3,868,852             6     3,868,858    13.55      285,466
  Fidelity VIP Equit-Income (AnnuiChoice TM 2)                                625             1           626    10.99           57
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                     1,563,547             3     1,563,550    13.88      112,608
  Fidelity VIP Equity-Income (IQ3 TM)                                   3,731,035            (6)    3,731,029    13.23      281,965
  Fidelity VIP Equity-Income (Pinnacleplus TM)                            391,472            (1)      391,471    15.21       25,730
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)                     116,194             1       116,195    13.65        8,512
  Fidelity VIP Growth & Income (AnnuiChoice TM)                         1,109,863             1     1,109,864    11.35       97,764
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                     413,517            (5)      413,512    12.87       32,133
  Fidelity VIP Growth & Income (IQ3 TM)                                   856,926            (3)      856,923    11.54       74,254
  Fidelity VIP Growth & Income (Pinnacleplus TM)                          374,179            (4)      374,175    12.86       29,091
  Fidelity VIP Growth (AnnuiChoice TM)                                  1,494,362            (1)    1,494,361     8.07      185,066
  Fidelity VIP Growth (AnnuiChoice TM 2)                                    3,877             4         3,881    10.55          368
  Fidelity VIP Growth (GrandMaster flex3 TM)                              688,294            (2)      688,292    10.75       64,018
  Fidelity VIP Growth (IQ3 TM)                                            960,293            (1)      960,292     8.45      113,602
  Fidelity VIP Growth (Pinnacleplus TM)                                    80,632            (2)       80,630    12.15        6,637
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                       86,898             2        86,900    10.93        7,948
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)                 37,890             2        37,892    12.04        3,146
  Fidelity VIP Growth Opportunities (IQ3 TM)                              102,537            (3)      102,534    10.33        9,925
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                      39,254            (1)       39,253    12.77        3,073
  Fidelity VIP High Income (AnnuiChoice TM)                             1,317,532            (6)    1,317,526    12.49      105,453
  Fidelity VIP High Income (GrandMaster flex3 TM)                       1,984,542            --     1,984,542    13.61      145,824
  Fidelity VIP High Income (IQ3 TM)                                     1,549,485             9     1,549,494    13.63      113,702
  Fidelity VIP High Income (Pinnacleplus TM)                              117,364            (4)      117,360    12.62        9,298
  Fidelity VIP High Income (IQ Advisor Standard TM)                        56,290             2        56,292    11.98        4,699
  Fidelity VIP Index 500 (AnnuiChoice TM)                               1,383,363             1     1,383,364    10.57      130,819
  Fidelity VIP Index 500 (IQ3 TM)                                         948,681             8       948,689    11.27       84,186
  Fidelity VIP Index 500 (Pinnacleplus TM)                                 23,112            --        23,112    14.00        1,651
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                   5,749,487           (10)    5,749,477    12.90      445,568
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)               936,456            (2)      936,454    10.61       88,275
  Fidelity VIP Investment Grade Bond (IQ3 TM)                           4,351,985             9     4,351,994    12.33      352,969
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                    596,788             5       596,793    10.52       56,712
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)              64,533             4        64,537    10.73        6,017
  Fidelity VIP Mid Cap (AnnuiChoice TM)                                 6,734,220            (1)    6,734,219    19.97      337,280
  Fidelity VIP Mid Cap (AnnuiChoice TM 2)                                  71,881           (10)       71,871    10.49        6,850
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                           4,695,338            (2)    4,695,336    18.17      258,392
  Fidelity VIP Mid Cap (Grandmaster TM)                                    26,092            (6)       26,086    15.81        1,650
  Fidelity VIP Mid Cap (IQ Annuity TM)                                  4,219,035             1     4,219,036    19.87      212,290
  Fidelity VIP Mid Cap (Pinnacleplus TM)                                1,234,207             5     1,234,212    19.18       64,355
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                            12,100             1        12,101    16.03          755
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                            75,907             3        75,910    16.12        4,708
  Fidelity VIP Overseas (AnnuiChoice TM)                                1,066,919             2     1,066,921    13.23       80,670
  Fidelity VIP Overseas (AnnuiChoice TM 2)                                 22,528            (3)       22,525    10.92        2,063
  Fidelity VIP Overseas (GrandMaster flex3 TM)                            748,114             5       748,119    14.99       49,915
  Fidelity VIP Overseas (IQ3 TM)                                          821,484            --       821,484    13.48       60,940
  Fidelity VIP Overseas (Pinnacleplus TM)                                 261,263             8       261,271    18.50       14,123


SEE ACCOMPANYING NOTES.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments       of            NET       UNIT       UNITS
                             Division                                  at value     Integrity        ASSETS     VALUE   OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                      $    18,862  $          6   $    18,868  $ 15.03        1,255
  Fidelity VIP Overseas (IQ Advisor Standard TM)                          140,363            --       140,363    15.12        9,281
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                   419,616             5       419,621    17.18       24,422
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM 2)                  22,638            (5)       22,633    10.57        2,142
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)             656,680            (6)      656,674    16.71       39,305
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                           434,907            (2)      434,905    16.87       25,784
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                      2,817,997            12     2,818,009    26.63      105,839
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM 2)                       45,040            (3)       45,037    11.35        3,968
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)                2,589,768           (10)    2,589,758    26.26       98,610
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                              2,252,283             8     2,252,291    25.67       87,746
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                             187,575             2       187,577     7.57       24,791
  Putnam VT Discovery Growth (AnnuiChoice TM 2)                             2,025            (5)        2,020    10.86          186
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                        29,666            (5)       29,661    11.90        2,493
  Putnam VT Discovery Growth (Grandmaster TM)                              13,193             4        13,197     9.28        1,422
  Putnam VT Discovery Growth (IQ Annuity TM)                               35,098            (3)       35,095     9.16        3,830
  Putnam VT Discovery Growth (Pinnacleplus TM)                             18,839            (4)       18,835    13.08        1,440
  Putnam VT Growth and Income (AnnuiChoice TM)                            666,750            (5)      666,745    12.54       53,185
  Putnam VT Growth and Income (AnnuiChoice TM 2)                           20,737            --        20,737    11.05        1,876
  Putnam VT Growth and Income (GrandMaster flex3 TM)                      283,592            --       283,592    13.10       21,651
  Putnam VT Growth and Income (Grandmaster TM)                             67,754            (9)       67,745    12.09        5,604
  Putnam VT Growth and Income (IQ Annuity TM)                             458,350            (4)      458,346    11.98       38,255
  Putnam VT Growth and Income (Pinnacleplus TM)                            33,428             2        33,430    14.25        2,346
  Putnam VT International Equity (AnnuiChoice TM)                         581,983            (2)      581,981    13.53       43,020
  Putnam VT International Equity (AnnuiChoice TM 2)                         4,433             6         4,439    11.10          400
  Putnam VT International Equity (GrandMaster flex3 TM)                 1,348,849            (6)    1,348,843    15.95       84,568
  Putnam VT International Equity (Grandmaster TM)                         500,324             5       500,329    14.51       34,492
  Putnam VT International Equity (IQ Annuity TM)                          543,715            (1)      543,714    14.71       36,958
  Putnam VT International Equity (Pinnacleplus TM)                        472,965            (9)      472,956    18.50       25,563
  Putnam VT International Equity (IQ Advisor Standard TM)                  51,445            (7)       51,438    15.96        3,223
  Putnam VT Small Cap Value (AnnuiChoice TM)                            2,601,035            (5)    2,601,030    21.03      123,695
  Putnam VT Small Cap Value (AnnuiChoice TM 2)                             57,898            (5)       57,893    11.05        5,239
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                      1,346,149            (1)    1,346,148    16.40       82,082
  Putnam VT Small Cap Value (Grandmaster TM)                            1,847,912             3     1,847,915    19.64       94,109
  Putnam VT Small Cap Value (IQ Annuity TM)                             1,114,773             4     1,114,777    18.46       60,380
  Putnam VT Small Cap Value (Pinnacleplus TM)                             334,278            (9)      334,269    18.08       18,486
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                        5,742            (4)        5,738    14.83          387
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                        2,247             5         2,252    14.92          151
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)              39,056             3        39,059    13.68        2,856
  Putnam VT The George Putnam Fund of Boston (GrandMaster flex3 TM)         5,974             5         5,979    13.38          447
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)              35,634             6        35,640    13.48        2,643
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)               87,426             6        87,432    13.43        6,510
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)             24,610             6        24,616    12.65        1,946
  Putnam VT Voyager (AnnuiChoice TM)                                       57,332            (7)       57,325    13.35        4,294
  Putnam VT Voyager (AnnuiChoice TM 2)                                        562             1           563    11.04           51
  Putnam VT Voyager (GrandMaster flex3 TM)                                 15,517            (5)       15,512    13.06        1,188
  Putnam VT Voyager (Grandmaster TM)                                        4,760             5         4,765    13.16          362
  Putnam VT Voyager (IQ Annuity TM)                                        10,658             1        10,659    13.11          813
  Putnam VT Voyager (Pinnacleplus TM)                                      31,525             5        31,530    11.88        2,653
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                           1,696,752            (9)    1,696,743    19.06       89,042
  Franklin Growth and Income Securities (AnnuiChoice TM)                1,636,034             6     1,636,040    15.29      107,028
  Franklin Growth and Income Securities (AnnuiChoice TM 2)                 24,157            (5)       24,152    10.85        2,226
  Franklin Growth and Income Securities (GrandMaster flex3 TM)            697,677             5       697,682    14.95       46,664
  Franklin Growth and Income Securities (Grandmaster TM)                  645,542             3       645,545    15.07       42,830
  Franklin Growth and Income Securities (IQ Annuity TM)                   956,373            (3)      956,370    15.01       63,709
  Franklin Growth and Income Securities (Pinnacleplus TM)                 395,608             4       395,612    14.43       27,422
  Franklin Income Securities (AnnuiChoice TM)                           8,052,182             7     8,052,189    16.77      480,274
  Franklin Income Securities (AnnuiChoice TM 2)                           215,860             4       215,864    10.64       20,283
  Franklin Income Securities (GrandMaster flex3 TM)                     6,444,255             1     6,444,256    16.40      392,978
  Franklin Income Securities (Grandmaster TM)                           6,754,545            (5)    6,754,540    16.53      408,591
  Franklin Income Securities (IQ Annuity TM)                            7,278,786            (4)    7,278,782    16.46      442,084
  Franklin Income Securities (Pinnacleplus TM)                          2,626,566             3     2,626,569    14.55      180,515


SEE ACCOMPANYING NOTES.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments       of            NET       UNIT       UNITS
                             Division                                  at value     Integrity        ASSETS     VALUE   OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Income Securities (IQ Advisor Enhanced TM)                 $    10,427  $         (2)  $    10,425  $ 13.16          792
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                   353,177             1       353,178    14.02       25,200
  Franklin Large Cap Growth Securities (AnnuiChoice TM 2)                   2,599            (3)        2,596    10.82          240
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)             378,916            (1)      378,915    13.71       27,642
  Franklin Large Cap Growth Securities (Grandmaster TM)                    92,259            (4)       92,255    13.82        6,676
  Franklin Large Cap Growth Securities (IQ Annuity TM)                    229,630            (4)      229,626    13.76       16,684
  Franklin Large Cap Growth Securities (Pinnacleplus TM)                  264,834            (5)      264,829    12.52       21,149
  Franklin Mutual Shares Securities (AnnuiChoice TM)                    4,367,312            (9)    4,367,303    17.39      251,108
  Franklin Mutual Shares Securities (AnnuiChoice TM 2)                     40,695             3        40,698    10.80        3,768
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)              4,147,502             8     4,147,510    17.01      243,812
  Franklin Mutual Shares Securities (IQ Annuity TM)                     2,846,248             8     2,846,256    17.08      166,645
  Franklin Mutual Shares Securities (Pinnacleplus TM)                   1,743,089            (1)    1,743,088    15.63      111,538
  Franklin Mutual Shares Securities (IQ Advisor Standard TM)              129,744             2       129,746    14.36        9,038
  Franklin Mutual Shares Securities(Grandmaster TM)                     2,593,038             4     2,593,042    17.15      151,208
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)              1,686,265            (3)    1,686,262    18.98       88,849
  Templeton Foriegn Securities Fund (Grandmaster TM)                      559,585             6       559,591    19.13       29,248
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                     355,565            (6)      355,559    17.73       20,057
  Templeton Foreign Securities Fund (AnnuiChoice TM)                    1,809,163            (9)    1,809,154    19.40       93,236
  Templeton Foreign Securities Fund (AnnuiChoice TM 2)                     55,753            (3)       55,750    10.96        5,085
  Templeton Foriegn Securities Fund (IQ Advisor Standard TM)               65,981            (2)       65,979    15.23        4,332
  Templeton Growth Securities (AnnuiChoice TM)                          3,635,752            (1)    3,635,751    18.64      195,003
  Templeton Growth Securities (AnnuiChoice TM 2)                           20,156             1        20,157    11.02        1,829
  Templeton Growth Securities (GrandMaster flex3 TM)                    2,793,409             1     2,793,410    18.24      153,180
  Templeton Growth Securities (Grandmaster TM)                          4,705,745            (9)    4,705,736    18.38      255,972
  Templeton Growth Securities (IQ Annuity TM)                           2,491,545             4     2,491,549    18.31      136,078
  Templeton Growth Securities (Pinnacleplus TM)                         1,108,263            (5)    1,108,258    16.88       65,640
  Van Kampen LIT Comstock (AnnuiChoice TM)                              1,153,005            (4)    1,153,001    16.93       68,107
  Van Kampen LIT Comstock (AnnuiChoice TM2)                                 4,117             4         4,121    10.82          381
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                        1,115,814             5     1,115,819    16.56       67,387
  Van Kampen LIT Comstock (Grandmaster TM)                                427,498            (4)      427,494    16.69       25,610
  Van Kampen LIT Comstock (IQ Annuity TM)                               1,458,553           (27)    1,458,526    16.63       87,730
  Van Kampen LIT Comstock (Pinnacleplus TM)                               330,163            (3)      330,160    15.22       21,687
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                         34,247             1        34,248    13.70        2,500
  Van Kampen LIT Strategic Growth (AnnuiChoice TM 2)                        6,762            (2)        6,760    10.78          627
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                   91,835             2        91,837    13.40        6,854
  Van Kampen LIT Strategic Growth (Grandmaster TM)                         20,332            (3)       20,329    13.51        1,505
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                           4,414            (1)        4,413    13.45          328
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                        16,662            (4)       16,658    11.87        1,403
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                   278,728            (3)      278,725    16.35       17,051
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)                    103,581            (3)      103,578    16.28        6,362
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)                  135,496            (1)      135,495    14.23        9,523
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)                 981,681             4       981,685    31.62       31,049
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM 2)                 5,459            (4)        5,455    11.99          455
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)           942,441            (3)      942,438    30.92       30,475
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)                 402,835            11       402,846    31.18       12,922
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)                1,093,862           (12)    1,093,850    31.05       35,229
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)                325,628            10       325,638    27.03       12,046
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard TM)          20,096           (11)       20,085    21.69          926
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                      722,601             7       722,608    23.95       30,176
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                      1,094,873           (11)    1,094,862    27.73       39,477
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                         836,964            (2)      836,962    27.62       30,300
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard TM)                175,529             4       175,533    21.32        8,233
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index (AnnuiChoice TM)                                 1,465,998            --     1,465,998    13.69      107,073
  DWS Equity 500 Index (AnnuiChoice TM 2)                                   7,586             2         7,588    10.89          697
  DWS Equity 500 Index (GrandMaster flex3 TM)                             992,164            (3)      992,161    12.82       77,367
  DWS Equity 500 Index (Grandmaster TM)                                 2,259,563            (7)    2,259,556    12.81      176,329
  DWS Equity 500 Index (IQ3 TM)                                         1,259,632             8     1,259,640    13.37       94,230
  DWS Equity 500 Index (Pinnacleplus TM)                                  225,322             1       225,323    13.95       16,151
  DWS Equity 500 Index (IQ Advisor Standard TM)                           155,993            (2)      155,991    12.80       12,188
  DWS Small Cap Index (AnnuiChoice TM)                                    942,799             5       942,804    15.46       60,975
  DWS Small Cap Index (AnnuiChoice TM 2)                                    3,570            (5)        3,565    10.90          327
  DWS Small Cap Index (GrandMaster flex3 TM)                              335,105             6       335,111    14.95       22,411
  DWS Small Cap Index (Grandmaster TM)                                    100,591             2       100,593    13.73        7,329

SEE ACCOMPANYING NOTES.


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                Statements of Assets and Liabilities (continued)

                                December 31, 2006


                                                                                    Receivable
                                                                                       from
                                                                                   (payable to)
                                                                                   the general
                                                                                     account
                                                                      Investments       of            NET       UNIT       UNITS
                             Division                                  at value     Integrity        ASSETS     VALUE   OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS B (CONTINUED):
  DWS Small Cap Index (IQ3 TM)                                        $   646,069  $          6   $   646,075  $ 15.01       43,030
  DWS Small Cap Index (Pinnacleplus TM)                                   168,242            --       168,242    15.73       10,694
  DWS Small Cap Index (IQ Advisor Standard TM)                             26,395             2        26,397    13.37        1,975


SEE ACCOMPANYING NOTES.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                            Statements of Operations

                      For the Year Ended December 31, 2006


                                                                  INVESTMENT
                                                                    INCOME        EXPENSES
                                                                 ----------------------------

                                                                                 Mortality
                                                                                and expense        Net
                                                                                  risk and      investment
                                                                  Reinvested   administrative     income
                           Division                               dividends       charges         (loss)
----------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                      $    4,975   $        2,950   $    2,025
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                    27,900           33,514       (5,614)
  Touchstone Aggressive ETF (Grandmaster TM)                           5,016            4,944           72
  Touchstone Aggressive ETF (IQ Annuity TM)                           54,581           56,448       (1,867)
  Touchstone Aggressive ETF (Pinnacleplus TM)                          1,441            1,480          (39)
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)                      61               33           28
  Touchstone Aggressive ETF (IQ Advisor Standard TM)                     265              136          129
  Touchstone Balanced (AnnuiChoice TM)                                36,766           21,163       15,603
  Touchstone Balanced (GrandMaster flex3 TM)                          24,240           19,443        4,797
  Touchstone Balanced (Grandmaster TM)                                 7,636            4,918        2,718
  Touchstone Balanced (IQ Annuity TM)                                 24,066           19,817        4,249
  Touchstone Balanced (Pinnacleplus TM)                                9,283            7,074        2,209
  Touchstone Baron Small Cap (AnnuiChoice TM)                             --           22,936      (22,936)
  Touchstone Baron Small Cap (AnnuiChoice TM 2) (September 1)*            --               17          (17)
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                       --           20,807      (20,807)
  Touchstone Baron Small Cap (Grandmaster TM)                             --            5,739       (5,739)
  Touchstone Baron Small Cap (IQ Annuity TM)                              --           52,224      (52,224)
  Touchstone Baron Small Cap (Pinnacleplus TM)                            --            7,054       (7,054)
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM) "                   --               43          (43)
  Touchstone Baron Small Cap (IQ Advisor Standard TM)                     --              752         (752)
  Touchstone Conservative ETF (AnnuiChoice TM)                         8,454            9,361         (907)
  Touchstone Conservative ETF (GrandMaster flex3 TM)                  16,473           15,414        1,059
  Touchstone Conservative ETF (Grandmaster TM)                         6,432            5,895          537
  Touchstone Conservative ETF (IQ Annuity TM)                          7,564           13,070       (5,506)
  Touchstone Conservative ETF (Pinnacleplus TM)                          302              499         (197)
  Touchstone Conservative ETF (IQ Advisor Standard TM)                   972              700          272
  Touchstone Core Bond (AnnuiChoice TM)                               72,946           18,351       54,595
  Touchstone Core Bond (AnnuiChoice TM 2) (September 1)*                 860               34          826
  Touchstone Core Bond (GrandMaster flex3 TM)                         25,022           10,742       14,280
  Touchstone Core Bond (Grandmaster TM)                                3,767            1,103        2,664
  Touchstone Core Bond (IQ Annuity TM)                                29,468           13,997       15,471
  Touchstone Core Bond (Pinnacleplus TM)                              16,357            5,978       10,379

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                      $    5,641   $           --
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                   111,106               --
  Touchstone Aggressive ETF (Grandmaster TM)                           8,857               --
  Touchstone Aggressive ETF (IQ Annuity TM)                          147,766               --
  Touchstone Aggressive ETF (Pinnacleplus TM)                            138               --
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)                       4               --
  Touchstone Aggressive ETF (IQ Advisor Standard TM)                   1,204               --
  Touchstone Balanced (AnnuiChoice TM)                                86,338          192,782
  Touchstone Balanced (GrandMaster flex3 TM)                          37,394          124,748
  Touchstone Balanced (Grandmaster TM)                                (1,546)          39,471
  Touchstone Balanced (IQ Annuity TM)                                 72,246          122,730
  Touchstone Balanced (Pinnacleplus TM)                                1,553           47,425
  Touchstone Baron Small Cap (AnnuiChoice TM)                        369,252           72,796
  Touchstone Baron Small Cap (AnnuiChoice TM 2) (September 1)*             1              377
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                   85,904           42,282
  Touchstone Baron Small Cap (Grandmaster TM)                         36,615           10,576
  Touchstone Baron Small Cap (IQ Annuity TM)                         282,820           97,778
  Touchstone Baron Small Cap (Pinnacleplus TM)                        37,713           13,788
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM) "                   10              166
  Touchstone Baron Small Cap (IQ Advisor Standard TM)                  9,952            4,700
  Touchstone Conservative ETF (AnnuiChoice TM)                        12,868              118
  Touchstone Conservative ETF (GrandMaster flex3 TM)                   5,299              224
  Touchstone Conservative ETF (Grandmaster TM)                        13,326               89
  Touchstone Conservative ETF (IQ Annuity TM)                         22,472              104
  Touchstone Conservative ETF (Pinnacleplus TM)                           62                4
  Touchstone Conservative ETF (IQ Advisor Standard TM)                    47               14
  Touchstone Core Bond (AnnuiChoice TM)                               (4,816)              --
  Touchstone Core Bond (AnnuiChoice TM 2) (September 1)*                  --               --
  Touchstone Core Bond (GrandMaster flex3 TM)                         (1,300)              --
  Touchstone Core Bond (Grandmaster TM)                                  (23)              --
  Touchstone Core Bond (IQ Annuity TM)                                15,761               --
  Touchstone Core Bond (Pinnacleplus TM)                               3,301               --

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning     End of        during        (loss) on        from
                           Division                              of period     period      the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                      $    2,221  $  29,763   $      27,542    $   33,183    $   35,208
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                    83,394    221,209         137,815       248,921       243,307
  Touchstone Aggressive ETF (Grandmaster TM)                          13,863     46,906          33,043        41,900        41,972
  Touchstone Aggressive ETF (IQ Annuity TM)                           86,608    382,862         296,254       444,020       442,153
  Touchstone Aggressive ETF (Pinnacleplus TM)                          1,367     11,283           9,916        10,054        10,015
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)                     263        723             460           464           492
  Touchstone Aggressive ETF (IQ Advisor Standard TM)                   2,460      3,506           1,046         2,250         2,379
  Touchstone Balanced (AnnuiChoice TM)                               233,523    132,913        (100,610)      178,510       194,113
  Touchstone Balanced (GrandMaster flex3 TM)                          62,786      6,823         (55,963)      106,179       110,976
  Touchstone Balanced (Grandmaster TM)                                (1,667)    (9,895)         (8,228)       29,697        32,415
  Touchstone Balanced (IQ Annuity TM)                                100,888     23,952         (76,936)      118,040       122,289
  Touchstone Balanced (Pinnacleplus TM)                               10,020     (7,562)        (17,582)       31,396        33,605
  Touchstone Baron Small Cap (AnnuiChoice TM)                        447,161    434,026         (13,135)      428,913       405,977
  Touchstone Baron Small Cap (AnnuiChoice TM 2) (September 1)*            --       (180)           (180)          198           181
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                  120,116    220,795         100,679       228,865       208,058
  Touchstone Baron Small Cap (Grandmaster TM)                         18,040     33,029          14,989        62,180        56,441
  Touchstone Baron Small Cap (IQ Annuity TM)                         472,274    692,825         220,551       601,149       548,925
  Touchstone Baron Small Cap (Pinnacleplus TM)                        55,790     64,083           8,293        59,794        52,740
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM) "                  791      1,518             727           903           860
  Touchstone Baron Small Cap (IQ Advisor Standard TM)                 10,502     19,535           9,033        23,685        22,933
  Touchstone Conservative ETF (AnnuiChoice TM)                         7,257     62,390          55,133        68,119        67,212
  Touchstone Conservative ETF (GrandMaster flex3 TM)                  13,543     75,856          62,313        67,836        68,895
  Touchstone Conservative ETF (Grandmaster TM)                         4,411     29,882          25,471        38,886        39,423
  Touchstone Conservative ETF (IQ Annuity TM)                         14,277     50,603          36,326        58,902        53,396
  Touchstone Conservative ETF (Pinnacleplus TM)                          230      2,357           2,127         2,193         1,996
  Touchstone Conservative ETF (IQ Advisor Standard TM)                 4,353     12,561           8,208         8,269         8,541
  Touchstone Core Bond (AnnuiChoice TM)                              (17,345)   (15,413)          1,932        (2,884)       51,711
  Touchstone Core Bond (AnnuiChoice TM 2) (September 1)*                  --       (696)           (696)         (696)          130
  Touchstone Core Bond (GrandMaster flex3 TM)                         (3,926)    (3,268)            658          (642)       13,638
  Touchstone Core Bond (Grandmaster TM)                                 (138)      (742)           (604)         (627)        2,037
  Touchstone Core Bond (IQ Annuity TM)                                 2,458        653          (1,805)       13,956        29,427
  Touchstone Core Bond (Pinnacleplus TM)                                (394)    (3,236)         (2,842)          459        10,838


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                ----------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)         $    6,368   $        7,485   $   (1,117)
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM 2)
   (September 1)*                                                       325               68          257
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)        2,532            4,792       (2,260)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)               2,245            4,621       (2,376)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)               782            1,821       (1,039)
  Touchstone Mid Cap Growth (AnnuiChoice TM)                             --           30,306      (30,306)
  Touchstone Mid Cap Growth (AnnuiChoice TM 2) (September 1)*            --              255         (255)
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                       --           21,575      (21,575)
  Touchstone Mid Cap Growth (Grandmaster TM)                             --            1,459       (1,459)
  Touchstone Mid Cap Growth (IQ Annuity TM)                              --           12,165      (12,165)
  Touchstone Mid Cap Growth (Pinnacleplus TM)                            --            4,034       (4,034)
  Touchstone Mid Cap Growth (IQ Advisor Standard TM)                     --              127         (127)
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                    5,224            2,737        2,487
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM 2)
   (September 1)*                                                       460               34          426
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)             32,268           12,978       19,290
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                      466              160          306
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                     7,264            3,123        4,141
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                   3,364            1,461        1,903
  Touchstone Enhanced Dividend 30 (IQ Advisor Standard TM)              671               22          649
  Touchstone Enhanced ETF (AnnuiChoice TM)                            7,519            9,663       (2,144)
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                     94,784          187,031      (92,247)
  Touchstone Enhanced ETF (Grandmaster TM)                            9,790           13,164       (3,374)
  Touchstone Enhanced ETF (IQ Annuity TM)                            38,309           73,933      (35,624)
  Touchstone Enhanced ETF (Pinnacleplus TM)                           1,198            2,570       (1,372)
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                      326              361          (35)
  Touchstone Enhanced ETF (IQ Advisor Standard TM)                    4,286            3,280        1,006
  Touchstone Growth & Income (AnnuiChoice TM)                         4,702            1,664        3,038
  Touchstone Growth & Income (GrandMaster flex3 TM)                   3,229            2,085        1,144
  Touchstone Growth & Income (Grandmaster TM)                           242              132          110
  Touchstone Growth & Income (IQ Annuity TM)                          8,359            5,619        2,740
  Touchstone Growth & Income (Pinnacleplus TM)                        2,680            1,903          777
  Touchstone High Yield (AnnuiChoice TM)                             60,004            8,312       51,692
  Touchstone High Yield (GrandMaster flex3 TM)                       90,386           18,843       71,543
  Touchstone High Yield (Grandmaster TM)                             43,508            6,291       37,217
  Touchstone High Yield (IQ Annuity TM)                              62,800           13,519       49,281
  Touchstone High Yield (Pinnacleplus TM)                            24,150            5,093       19,057
  Touchstone High Yield (IQ Advisor Standard TM)                     48,326            1,979       46,347

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                 Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)         $   39,004   $           --
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM 2)
   (September 1)*                                                         1               --
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)       18,073               --
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)              25,393               --
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)             6,701               --
  Touchstone Mid Cap Growth (AnnuiChoice TM)                         53,324          184,841
  Touchstone Mid Cap Growth (AnnuiChoice TM 2) (September 1)*             7            4,375
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                  (66,163)         103,205
  Touchstone Mid Cap Growth (Grandmaster TM)                        (31,939)           3,167
  Touchstone Mid Cap Growth (IQ Annuity TM)                         (21,868)          45,874
  Touchstone Mid Cap Growth (Pinnacleplus TM)                       (25,676)          11,033
  Touchstone Mid Cap Growth (IQ Advisor Standard TM)                     14            3,312
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                   46,560               --
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM 2)
   (September 1)*                                                         1               --
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)             71,750               --
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                    2,387               --
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                    14,242               --
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                   1,976               --
  Touchstone Enhanced Dividend 30 (IQ Advisor Standard TM)              187               --
  Touchstone Enhanced ETF (AnnuiChoice TM)                            6,726               --
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                    530,696               --
  Touchstone Enhanced ETF (Grandmaster TM)                            7,057               --
  Touchstone Enhanced ETF (IQ Annuity TM)                            53,966               --
  Touchstone Enhanced ETF (Pinnacleplus TM)                           1,724               --
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                       68               --
  Touchstone Enhanced ETF (IQ Advisor Standard TM)                    9,229               --
  Touchstone Growth & Income (AnnuiChoice TM)                            59           15,251
  Touchstone Growth & Income (GrandMaster flex3 TM)                  15,355           12,687
  Touchstone Growth & Income (Grandmaster TM)                             6              948
  Touchstone Growth & Income (IQ Annuity TM)                         31,144           33,084
  Touchstone Growth & Income (Pinnacleplus TM)                        4,093           10,543
  Touchstone High Yield (AnnuiChoice TM)                              6,478               --
  Touchstone High Yield (GrandMaster flex3 TM)                       19,322               --
  Touchstone High Yield (Grandmaster TM)                             26,469               --
  Touchstone High Yield (IQ Annuity TM)                              25,442               --
  Touchstone High Yield (Pinnacleplus TM)                               806               --
  Touchstone High Yield (IQ Advisor Standard TM)                       (624)              --


                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)         $  131,538  $  203,456  $       71,918   $   110,922   $   109,805
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM 2)
   (September 1)*                                                        --         699             699           700           957
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)       58,796      86,034          27,238        45,311        43,051
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)              39,387      61,327          21,940        47,333        44,957
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)            14,511      24,006           9,495        16,196        15,157
  Touchstone Mid Cap Growth (AnnuiChoice TM)                       (208,605)     11,135         219,740       457,905       427,599
  Touchstone Mid Cap Growth (AnnuiChoice TM 2) (September 1)*            --       1,262           1,262         5,644         5,389
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                 (209,103)     (2,651)        206,452       243,494       221,919
  Touchstone Mid Cap Growth (Grandmaster TM)                        (44,779)      1,965          46,744        17,972        16,513
  Touchstone Mid Cap Growth (IQ Annuity TM)                        (111,024)    (10,300)        100,724       124,730       112,565
  Touchstone Mid Cap Growth (Pinnacleplus TM)                       (56,163)      6,539          62,702        48,059        44,025
  Touchstone Mid Cap Growth (IQ Advisor Standard TM)                     --       1,723           1,723         5,049         4,922
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                     (464)     19,001          19,465        66,025        68,512
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM 2)
   (September 1)*                                                        --         295             295           296           722
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)             (1,200)     76,047          77,247       148,997       168,287
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                      (47)      1,334           1,381         3,768         4,074
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                        86      30,564          30,478        44,720        48,861
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                     766      18,087          17,321        19,297        21,200
  Touchstone Enhanced Dividend 30 (IQ Advisor Standard TM)               --         270             270           457         1,106
  Touchstone Enhanced ETF (AnnuiChoice TM)                            8,854     132,081         123,227       129,953       127,809
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                    272,593   1,272,969       1,000,376     1,531,072     1,438,825
  Touchstone Enhanced ETF (Grandmaster TM)                           10,829     140,092         129,263       136,320       132,946
  Touchstone Enhanced ETF (IQ Annuity TM)                           141,518     742,043         600,525       654,491       618,867
  Touchstone Enhanced ETF (Pinnacleplus TM)                           5,661      22,630          16,969        18,693        17,321
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                    5,138      11,223           6,085         6,153         6,118
  Touchstone Enhanced ETF (IQ Advisor Standard TM)                    4,678      64,233          59,555        68,784        69,790
  Touchstone Growth & Income (AnnuiChoice TM)                        (5,944)     (4,620)          1,324        16,634        19,672
  Touchstone Growth & Income (GrandMaster flex3 TM)                   8,177      (4,658)        (12,835)       15,207        16,351
  Touchstone Growth & Income (Grandmaster TM)                           (19)         52              71         1,025         1,135
  Touchstone Growth & Income (IQ Annuity TM)                         25,866       2,846         (23,020)       41,208        43,948
  Touchstone Growth & Income (Pinnacleplus TM)                        6,136       3,623          (2,513)       12,123        12,900
  Touchstone High Yield (AnnuiChoice TM)                             17,644      14,324          (3,320)        3,158        54,850
  Touchstone High Yield (GrandMaster flex3 TM)                       25,295       8,854         (16,441)        2,881        74,424
  Touchstone High Yield (Grandmaster TM)                             13,751     (17,499)        (31,250)       (4,781)       32,436
  Touchstone High Yield (IQ Annuity TM)                              22,590       3,021         (19,569)        5,873        55,154
  Touchstone High Yield (Pinnacleplus TM)                             7,203       6,120          (1,083)        (277)        18,780
  Touchstone High Yield (IQ Advisor Standard TM)                         --      (6,603)         (6,603)       (7,227)       39,120


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                ----------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Moderate ETF (AnnuiChoice TM)                       $   35,607   $       32,676   $    2,931
  Touchstone Moderate ETF (GrandMaster flex3 TM)                     58,685           54,226        4,459
  Touchstone Moderate ETF (Grandmaster TM)                            7,496            8,483         (987)
  Touchstone Moderate ETF (IQ Annuity TM)                            24,731           33,343       (8,612)
  Touchstone Moderate ETF (Pinnacleplus TM)                           2,492            4,009       (1,517)
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                      476              462           14
  Touchstone Moderate ETF (IQ Advisor Standard TM)                    1,137              658          479
  Touchstone Money Market (AnnuiChoice TM)                            5,126            1,080        4,046
  Touchstone Money Market (Grandmaster TM)                          389,449          109,498      279,951
  Touchstone Money Market (IQ Annuity TM)                            71,739           21,441       50,298
  Touchstone Money Market (IQ Annuity TM)                             9,335            2,824        6,511
  Touchstone Third Avenue Value (AnnuiChoice TM)                     85,505           77,176        8,329
  Touchstone Third Avenue Value (AnnuiChoice2 TM)
   (September 1)*                                                       291               58          233
  Touchstone Third Avenue Value (GrandMaster flex3 TM)               56,404           69,626      (13,222)
  Touchstone Third Avenue Value (Grandmaster TM)                     20,113           26,480       (6,367)
  Touchstone Third Avenue Value (IQ Annuity TM)                      80,455          120,063      (39,608)
  Touchstone Third Avenue Value (Pinnacleplus TM)                    16,379           24,158       (7,779)
  Touchstone Third Avenue Value (IQ Advisor Standard TM)              1,633              820          813
  Touchstone Value Plus (AnnuiChoice TM)                              9,489           11,387       (1,898)
  Touchstone Value Plus (AnnuiChoice TM 2) (September 1)*               160               34          126
  Touchstone Value Plus (GrandMaster flex3 TM)                        1,237            2,518       (1,281)
  Touchstone Value Plus (Grandmaster TM)                                607              984         (377)
  Touchstone Value Plus (IQ Annuity TM)                              20,376           20,088          288
  Touchstone Value Plus (Pinnacleplus TM)                               367              441          (74)
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                    36,728            9,177       27,551
  JP Morgan Bond (GrandMaster flex3 TM)                              74,001           28,063       45,938
  JP Morgan Bond (Grandmaster TM)                                    13,082            5,807        7,275
  JP Morgan Bond (IQ3 TM)                                            49,101           18,087       31,014
  JP Morgan Bond (Pinnacleplus TM)                                   15,213            6,271        8,942
  JP Morgan International Equity (AnnuiChoice TM)                     3,789            3,944         (155)
  JP Morgan International Equity (AnnuiChoice TM 2)
   (September 1)*                                                        --               38         (38)
  JP Morgan International Equity (GrandMaster flex3 TM)               4,537            6,625       (2,088)
  JP Morgan International Equity (Grandmaster TM)                     1,975            2,687         (712)
  JP Morgan International Equity (IQ3 TM)                             4,464            5,607       (1,143)
  JP Morgan International Equity (Pinnacleplus TM)                    3,413            6,023       (2,610)

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Moderate ETF (AnnuiChoice TM)                       $    15,753   $         151
  Touchstone Moderate ETF (GrandMaster flex3 TM)                      27,036             247
  Touchstone Moderate ETF (Grandmaster TM)                            25,528              32
  Touchstone Moderate ETF (IQ Annuity TM)                             59,608             104
  Touchstone Moderate ETF (Pinnacleplus TM)                            1,681              11
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                     1,575               2
  Touchstone Moderate ETF (IQ Advisor Standard TM)                       376               5
  Touchstone Money Market (AnnuiChoice TM)                                --              --
  Touchstone Money Market (Grandmaster TM)                                --              --
  Touchstone Money Market (IQ Annuity TM)                                 --              --
  Touchstone Money Market (IQ Annuity TM)                                 --              --
  Touchstone Third Avenue Value (AnnuiChoice TM)                     781,707         441,030
  Touchstone Third Avenue Value (AnnuiChoice2 TM)
   (September 1)*                                                          2           1,113
  Touchstone Third Avenue Value (GrandMaster flex3 TM)               617,933         290,628
  Touchstone Third Avenue Value (Grandmaster TM)                      54,061         103,713
  Touchstone Third Avenue Value (IQ Annuity TM)                    1,209,284         413,915
  Touchstone Third Avenue Value (Pinnacleplus TM)                    104,218          84,945
  Touchstone Third Avenue Value (IQ Advisor Standard TM)              14,502           8,427
  Touchstone Value Plus (AnnuiChoice TM)                             105,033              --
  Touchstone Value Plus (AnnuiChoice TM 2) (September 1)*                  1              --
  Touchstone Value Plus (GrandMaster flex3 TM)                        11,311              --
  Touchstone Value Plus (Grandmaster TM)                               1,660              --
  Touchstone Value Plus (IQ Annuity TM)                               63,230              --
  Touchstone Value Plus (Pinnacleplus TM)                                202              --
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                     (9,636)             --
  JP Morgan Bond (GrandMaster flex3 TM)                              (31,048)             --
  JP Morgan Bond (Grandmaster TM)                                      2,823              --
  JP Morgan Bond (IQ3 TM)                                             (5,989)             --
  JP Morgan Bond (Pinnacleplus TM)                                    (3,787)             --
  JP Morgan International Equity (AnnuiChoice TM)                     81,973              --
  JP Morgan International Equity (AnnuiChoice TM 2)
   (September 1)*                                                          1              --
  JP Morgan International Equity (GrandMaster flex3 TM)               27,861              --
  JP Morgan International Equity (Grandmaster TM)                     21,128              --
  JP Morgan International Equity (IQ3 TM)                             64,860              --
  JP Morgan International Equity (Pinnacleplus TM)                     7,233              --



                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Moderate ETF (AnnuiChoice TM)                       $   63,156  $  360,644  $      297,488   $   313,392   $   316,323
  Touchstone Moderate ETF (GrandMaster flex3 TM)                     82,671     426,102         343,431       370,714       375,173
  Touchstone Moderate ETF (Grandmaster TM)                           17,019      51,278          34,259        59,819        58,832
  Touchstone Moderate ETF (IQ Annuity TM)                            38,461     188,929         150,468       210,180       201,568
  Touchstone Moderate ETF (Pinnacleplus TM)                           4,101      24,841          20,740        22,432        20,915
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                    1,832       5,203           3,371         4,948         4,962
  Touchstone Moderate ETF (IQ Advisor Standard TM)                    7,277      17,415          10,138        10,519        10,998
  Touchstone Money Market (AnnuiChoice TM)                                8           8              --            --         4,046
  Touchstone Money Market (Grandmaster TM)                               --          --              --            --       279,951
  Touchstone Money Market (IQ Annuity TM)                                40          40              --            --        50,298
  Touchstone Money Market (IQ Annuity TM)                                --          --              --            --         6,511
  Touchstone Third Avenue Value (AnnuiChoice TM)                  1,595,990   1,459,619        (136,371)    1,086,366     1,094,695
  Touchstone Third Avenue Value (AnnuiChoice2 TM)
   (September 1)*                                                        --         (36)            (36)        1,079         1,312
  Touchstone Third Avenue Value (GrandMaster flex3 TM)              488,647     266,028        (222,619)      685,942       672,720
  Touchstone Third Avenue Value (Grandmaster TM)                     34,494     123,577          89,083       246,857       240,490
  Touchstone Third Avenue Value (IQ Annuity TM)                   1,316,750     801,227        (515,523)    1,107,676     1,068,068
  Touchstone Third Avenue Value (Pinnacleplus TM)                   217,693     230,529          12,836       201,999       194,220
  Touchstone Third Avenue Value (IQ Advisor Standard TM)             15,424       9,027          (6,397)       16,532        17,345
  Touchstone Value Plus (AnnuiChoice TM)                            246,766     343,784          97,018       202,051       200,153
  Touchstone Value Plus (AnnuiChoice TM 2) (September 1)*                --         656             656           657           783
  Touchstone Value Plus (GrandMaster flex3 TM)                       12,542      29,529          16,987        28,298        27,017
  Touchstone Value Plus (Grandmaster TM)                              4,860      16,064          11,204        12,864        12,487
  Touchstone Value Plus (IQ Annuity TM)                              26,552     268,861         242,309       305,539       305,827
  Touchstone Value Plus (Pinnacleplus TM)                             2,353       6,902           4,549         4,751         4,677
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                   (11,225)        510          11,735         2,099        29,650
  JP Morgan Bond (GrandMaster flex3 TM)                             (26,346)      1,306          27,652        (3,396)       42,542
  JP Morgan Bond (Grandmaster TM)                                     1,083       8,178           7,095         9,918        17,193
  JP Morgan Bond (IQ3 TM)                                            (3,584)      6,136           9,720         3,731        34,745
  JP Morgan Bond (Pinnacleplus TM)                                   (6,186)     (2,530)          3,656          (131)        8,811
  JP Morgan International Equity (AnnuiChoice TM)                    33,719      33,806              87        82,060        81,905
  JP Morgan International Equity (AnnuiChoice TM 2)
   (September 1)*                                                        --         824             824           825           787
  JP Morgan International Equity (GrandMaster flex3 TM)              10,533      51,343          40,810        68,671        66,583
  JP Morgan International Equity (Grandmaster TM)                    11,128      33,469          22,341        43,469        42,757
  JP Morgan International Equity (IQ3 TM)                            59,753      72,564          12,811        77,671        76,528
  JP Morgan International Equity (Pinnacleplus TM)                   30,387      92,526          62,139        69,372        66,762


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                ----------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan International Equity (IQ Advisor Standard TM)        $       --   $          108   $     (108)
  JP Morgan Mid Cap Value (AnnuiChoice TM)                           14,542            7,561        6,981
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                     24,456           22,196        2,260
  JP Morgan Mid Cap Value (Grandmaster TM)                            5,545            3,306        2,239
  JP Morgan Mid Cap Value (IQ3 TM)                                   11,894            8,386        3,508
  JP Morgan Mid Cap Value (Pinnacleplus TM)                           7,729            7,085          644
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                     1,439,571          408,603    1,030,968
  Fidelity VIP Growth (Grandmaster TM)                               79,450          250,294     (170,844)
  Fidelity VIP High Income (Grandmaster TM)                         359,997           71,733      288,264
  Fidelity VIP II Asset Manager (Grandmaster TM)                    411,817          190,652      221,165
  Fidelity VIP II Contrafund (Grandmaster TM)                       375,757          404,313      (28,556)
  Fidelity VIP II Index 500 (Grandmaster TM)                        265,830          187,233       78,597
  Fidelity VIP II Index 500 (IQ Annuity TM)                          19,205           15,053        4,152
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)            377,447          120,637      256,810
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)              64,818           22,203       42,615
  Fidelity VIP III Balanced (Grandmaster TM)                         45,475           28,440       17,035
  Fidelity VIP III Growth & Income (Grandmaster TM)                  84,394           81,062        3,332
  Fidelity VIP III Growth Opportunities (Grandmaster TM)             15,918           26,914      (10,996)
  Fidelity VIP Overseas (Grandmaster TM)                            151,369          127,127       24,242
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Annuichoice TM) (July 31)*               3,126              694        2,432
  Touchstone Aggressive ETF (Annuichoice TM 2)
   (September 1)*                                                       180               18          162
  Touchstone Conservative ETF (Annuichoice TM) (July 31)*             1,204              401          803
  Touchstone Conservative ETF (Annuichoice TM 2)
   (September 1)*                                                        35                2           33
  Touchstone Enhanced ETF (Annuichoice TM) (July 31)*                 1,140              404          736
  Touchstone Enhanced ETF Annuichoice TM 2) (September 1)*                4               --            4
  Touchstone GMAB Moderate ETF (Annuichoice TM) (July 31)*              351              171          180
  Touchstone Moderate ETF (Annuichoice TM) (July 31)*                 3,114              935        2,179
  Touchstone Moderate ETF (Annuichoice TM 2) (September 1)*             123               25           98
  Touchstone Money Market (AnnuiChoice TM)                          205,494           44,837      160,657
  Touchstone Money Market (AnnuiChoice TM 2) (September 1)*             900              195          705
  Touchstone Money Market (GrandMaster flex3 TM)                    145,054           49,163       95,891
  Touchstone Money Market (IQ Annuity TM)                           367,073          117,882      249,191
  Touchstone Money Market (Pinnacleplus TM)                          17,354            6,321       11,033
  Touchstone Money Market (IQ Advisor Standard TM)                   10,135            1,279        8,856

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan International Equity (IQ Advisor Standard TM)        $        10   $          --
  JP Morgan Mid Cap Value (AnnuiChoice TM)                            59,156          10,027
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                     170,769          16,864
  JP Morgan Mid Cap Value (Grandmaster TM)                            18,105           3,823
  JP Morgan Mid Cap Value (IQ3 TM)                                    50,413           8,201
  JP Morgan Mid Cap Value (Pinnacleplus TM)                           56,195           5,330
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                      1,404,177       3,248,123
  Fidelity VIP Growth (Grandmaster TM)                            (1,360,117)             --
  Fidelity VIP High Income (Grandmaster TM)                          (58,053)             --
  Fidelity VIP II Asset Manager (Grandmaster TM)                    (243,550)             --
  Fidelity VIP II Contrafund (Grandmaster TM)                      3,538,786       2,321,193
  Fidelity VIP II Index 500 (Grandmaster TM)                         485,184              --
  Fidelity VIP II Index 500 (IQ Annuity TM)                           36,342              --
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)            (189,576)         22,602
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)              (22,248)          3,881
  Fidelity VIP III Balanced (Grandmaster TM)                         143,779          74,306
  Fidelity VIP III Growth & Income (Grandmaster TM)                  897,170         235,807
  Fidelity VIP III Growth Opportunities (Grandmaster TM)             251,665              --
  Fidelity VIP Overseas (Grandmaster TM)                           1,403,492              --
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Annuichoice TM) (July 31)*                  253              --
  Touchstone Aggressive ETF (Annuichoice TM 2)
   (September 1)*                                                          1              --
  Touchstone Conservative ETF (Annuichoice TM) (July 31)*                103              17
  Touchstone Conservative ETF (Annuichoice TM 2)
   (September 1)*                                                         --              --
  Touchstone Enhanced ETF (Annuichoice TM) (July 31)*                     25              --
  Touchstone Enhanced ETF Annuichoice TM 2) (September 1)*                --              --
  Touchstone GMAB Moderate ETF (Annuichoice TM) (July 31)*                 7               1
  Touchstone Moderate ETF (Annuichoice TM) (July 31)*                    125              13
  Touchstone Moderate ETF (Annuichoice TM 2) (September 1)*                1              --
  Touchstone Money Market (AnnuiChoice TM)                                --              --
  Touchstone Money Market (AnnuiChoice TM 2) (September 1)*               --              --
  Touchstone Money Market (GrandMaster flex3 TM)                          --              --
  Touchstone Money Market (IQ Annuity TM)                                 --              --
  Touchstone Money Market (Pinnacleplus TM)                               --              --
  Touchstone Money Market (IQ Advisor Standard TM)                        --              --

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan International Equity (IQ Advisor Standard TM)        $       --  $    4,727  $        4,727   $     4,737   $     4,629
  JP Morgan Mid Cap Value (AnnuiChoice TM)                           65,829      94,568          28,739        97,922       104,903
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                    164,340     171,069           6,729       194,362       196,622
  JP Morgan Mid Cap Value (Grandmaster TM)                           15,463      26,553          11,090        33,018        35,257
  JP Morgan Mid Cap Value (IQ3 TM)                                   40,943      61,317          20,374        78,988        82,496
  JP Morgan Mid Cap Value (Pinnacleplus TM)                          64,577      63,498          (1,079)       60,446        61,090
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                     6,395,765   5,902,589        (493,176)    4,159,124     5,190,092
  Fidelity VIP Growth (Grandmaster TM)                             (412,372)  2,040,844       2,453,216     1,093,099       922,255
  Fidelity VIP High Income (Grandmaster TM)                        (276,401)    (19,589)        256,812       198,759       487,023
  Fidelity VIP II Asset Manager (Grandmaster TM)                    706,652   1,515,607         808,955       565,405       786,570
  Fidelity VIP II Contrafund (Grandmaster TM)                     8,945,201   5,819,860      (3,125,341)    2,734,638     2,706,082
  Fidelity VIP II Index 500 (Grandmaster TM)                      2,068,720   3,319,862       1,251,142     1,736,326     1,814,923
  Fidelity VIP II Index 500 (IQ Annuity TM)                         230,086     324,131          94,045       130,387       134,539
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)           (279,210)   (124,970)        154,240      (12,734)       244,076
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)             (42,630)    (28,121)         14,509       (3,858)        38,757
  Fidelity VIP III Balanced (Grandmaster TM)                        260,794     216,294         (44,500)      173,585       190,620
  Fidelity VIP III Growth & Income (Grandmaster TM)                 575,705     144,488        (431,217)      701,760       705,092
  Fidelity VIP III Growth Opportunities (Grandmaster TM)            410,119     231,592        (178,527)       73,138        62,142
  Fidelity VIP Overseas (Grandmaster TM)                          3,927,374   3,905,318         (22,056)    1,381,436     1,405,678
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Annuichoice TM) (July 31)*                  --      12,080          12,080        12,333        14,765
  Touchstone Aggressive ETF (Annuichoice TM 2)
   (September 1)*                                                        --         140             140           141           303
  Touchstone Conservative ETF (Annuichoice TM) (July 31)*                --       4,820           4,820         4,940         5,743
  Touchstone Conservative ETF (Annuichoice TM 2)
   (September 1)*                                                        --         (47)            (47)          (47)         (14)
  Touchstone Enhanced ETF (Annuichoice TM) (July 31)*                    --      10,077          10,077        10,102        10,838
  Touchstone Enhanced ETF Annuichoice TM 2) (September 1)*               --          (1)             (1)           (1)            3
  Touchstone GMAB Moderate ETF (Annuichoice TM) (July 31)*               --       1,946           1,946         1,954         2,134
  Touchstone Moderate ETF (Annuichoice TM) (July 31)*                    --      14,867          14,867        15,005        17,184
  Touchstone Moderate ETF (Annuichoice TM 2) (September 1)*              --         195             195           196           294
  Touchstone Money Market (AnnuiChoice TM)                               --          --              --            --       160,657
  Touchstone Money Market (AnnuiChoice TM 2) (September 1)*              --          --              --            --           705
  Touchstone Money Market (GrandMaster flex3 TM)                         --          --              --            --        95,891
  Touchstone Money Market (IQ Annuity TM)                                20          20              --            --       249,191
  Touchstone Money Market (Pinnacleplus TM)                              --          --              --            --        11,033
  Touchstone Money Market (IQ Advisor Standard TM)                       --          --              --            --         8,856


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                ----------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                     $   51,005   $       16,236   $   34,769
  Fidelity VIP Growth (IQ Annuity TM)                                 2,528           12,159       (9,631)
  Fidelity VIP High Income (IQ Annuity TM)                           48,762           12,118       36,644
  Fidelity VIP II Asset Manager (IQ Annuity TM)                       8,904            4,157        4,747
  Fidelity VIP II Contrafund (IQ Annuity TM)                         29,482           34,278       (4,796)
  Fidelity VIP III Balanced (IQ Annuity TM)                           4,369            2,751        1,618
  Fidelity VIP III Growth & Income (IQ Annuity TM)                    3,374            4,920       (1,546)
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)                 829            1,731         (902)
  Fidelity VIP III Mid Cap (Grandmaster TM)                          78,684          108,222      (29,538)
  Fidelity VIP III Mid Cap (IQ Annuity TM)                           35,826           35,072          754
  Fidelity VIP Overseas (IQ Annuity TM)                               3,691            3,751          (60)
  MFS Capital Opportunities (AnnuiChoice TM)                            757            3,868       (3,111)
  MFS Capital Opportunities (AnnuiChoice TM 2) (September 1)*            --               34          (34)
  MFS Capital Opportunities (GrandMaster flex3 TM)                      506            4,947       (4,441)
  MFS Capital Opportunities (Grandmaster TM)                            334            2,479       (2,145)
  MFS Capital Opportunities (IQ Annuity TM)                             934            7,680       (6,746)
  MFS Capital Opportunities (Pinnacleplus TM)                           115            1,049         (934)
  MFS Emerging Growth (AnnuiChoice TM)                                   --            1,550       (1,550)
  MFS Emerging Growth (Annuichoice TM 2) (September 1)*                  --               --           --
  MFS Emerging Growth (GrandMaster flex3 TM)                             --            1,171       (1,171)
  MFS Emerging Growth (Grandmaster TM)                                   --            1,277       (1,277)
  MFS Emerging Growth (IQ Annuity TM)                                    --            7,565       (7,565)
  MFS Emerging Growth (Pinnacleplus TM)                                  --              172         (172)
  MFS Investors Growth Stock (AnnuiChoice TM)                            --            6,204       (6,204)
  MFS Investors Growth Stock (GrandMaster flex3 TM)                      --           10,730      (10,730)
  MFS Investors Growth Stock (Grandmaster TM)                            --            1,416       (1,416)
  MFS Investors Growth Stock (IQ Annuity TM)                             --            3,542       (3,542)
  MFS Investors Growth Stock (Pinnacleplus TM)                           --            2,971       (2,971)
  MFS Mid Cap Growth (AnnuiChoice TM)                                    --            6,270       (6,270)
  MFS Mid Cap Growth (AnnuiChoice TM 2) (September 1)*                   --                6           (6)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                              --            4,014       (4,014)
  MFS Mid Cap Growth (Grandmaster TM)                                    --            4,274       (4,274)
  MFS Mid Cap Growth (IQ Annuity TM)                                     --           12,739      (12,739)
  MFS Mid Cap Growth (Pinnacleplus TM)                                   --            1,417       (1,417)
  MFS New Discovery (AnnuiChoice TM)                                     --            2,876       (2,876)
  MFS New Discovery (AnnuiChoice TM 2) (September 1)*                    --                1           (1)

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                     $   168,707   $     124,805
  Fidelity VIP Growth (IQ Annuity TM)                                 31,481              --
  Fidelity VIP High Income (IQ Annuity TM)                           (50,050)             --
  Fidelity VIP II Asset Manager (IQ Annuity TM)                        9,748              --
  Fidelity VIP II Contrafund (IQ Annuity TM)                         380,669         193,193
  Fidelity VIP III Balanced (IQ Annuity TM)                           12,950           7,558
  Fidelity VIP III Growth & Income (IQ Annuity TM)                    41,738          10,509
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)               23,310              --
  Fidelity VIP III Mid Cap (Grandmaster TM)                          897,132         632,682
  Fidelity VIP III Mid Cap (IQ Annuity TM)                           468,425         288,078
  Fidelity VIP Overseas (IQ Annuity TM)                               38,628              --
  MFS Capital Opportunities (AnnuiChoice TM)                          31,374              --
  MFS Capital Opportunities (AnnuiChoice TM 2) (September 1)*              1              --
  MFS Capital Opportunities (GrandMaster flex3 TM)                    23,425              --
  MFS Capital Opportunities (Grandmaster TM)                          23,680              --
  MFS Capital Opportunities (IQ Annuity TM)                           51,072              --
  MFS Capital Opportunities (Pinnacleplus TM)                          3,461              --
  MFS Emerging Growth (AnnuiChoice TM)                                32,879              --
  MFS Emerging Growth (Annuichoice TM 2) (September 1)*                   --              --
  MFS Emerging Growth (GrandMaster flex3 TM)                           7,927              --
  MFS Emerging Growth (Grandmaster TM)                                 1,730              --
  MFS Emerging Growth (IQ Annuity TM)                                 42,648              --
  MFS Emerging Growth (Pinnacleplus TM)                                1,018              --
  MFS Investors Growth Stock (AnnuiChoice TM)                         48,062              --
  MFS Investors Growth Stock (GrandMaster flex3 TM)                   42,024              --
  MFS Investors Growth Stock (Grandmaster TM)                          7,977              --
  MFS Investors Growth Stock (IQ Annuity TM)                          54,509              --
  MFS Investors Growth Stock (Pinnacleplus TM)                         3,201              --
  MFS Mid Cap Growth (AnnuiChoice TM)                                 44,479          21,975
  MFS Mid Cap Growth (AnnuiChoice TM 2) (September 1)*                    --              --
  MFS Mid Cap Growth (GrandMaster flex3 TM)                           42,442           6,763
  MFS Mid Cap Growth (Grandmaster TM)                                 43,550           9,239
  MFS Mid Cap Growth (IQ Annuity TM)                                  65,387          29,169
  MFS Mid Cap Growth (Pinnacleplus TM)                                 3,135           3,052
  MFS New Discovery (AnnuiChoice TM)                                  23,675           4,789
  MFS New Discovery (AnnuiChoice TM 2) (September 1)*                     --              --

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                     $  208,724  $ 56,403    $     (152,321)  $   141,191   $   175,960
  Fidelity VIP Growth (IQ Annuity TM)                               167,223   190,219            22,996        54,477        44,846
  Fidelity VIP High Income (IQ Annuity TM)                          (91,897)   (3,987)           87,910        37,860        74,504
  Fidelity VIP II Asset Manager (IQ Annuity TM)                      20,184    18,166            (2,018)        7,730        12,477
  Fidelity VIP II Contrafund (IQ Annuity TM)                        404,599    73,163          (331,436)      242,426       237,630
  Fidelity VIP III Balanced (IQ Annuity TM)                          23,094    18,895            (4,199)       16,309        17,927
  Fidelity VIP III Growth & Income (IQ Annuity TM)                   61,709    45,820           (15,889)       36,358        34,812
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)              35,878    17,978           (17,900)        5,410         4,508
  Fidelity VIP III Mid Cap (Grandmaster TM)                       1,661,161   663,301          (997,860)      531,954       502,416
  Fidelity VIP III Mid Cap (IQ Annuity TM)                          857,033   359,638          (497,395)      259,108       259,862
  Fidelity VIP Overseas (IQ Annuity TM)                              52,589    49,953            (2,636)       35,992        35,932
  MFS Capital Opportunities (AnnuiChoice TM)                         62,946    72,500             9,554        40,928        37,817
  MFS Capital Opportunities (AnnuiChoice TM 2) (September 1)*            --       518               518           519           485
  MFS Capital Opportunities (GrandMaster flex3 TM)                   41,143    59,389            18,246        41,671        37,230
  MFS Capital Opportunities (Grandmaster TM)                         23,250    20,946            (2,304)       21,376        19,231
  MFS Capital Opportunities (IQ Annuity TM)                         106,893   122,246            15,353        66,425        59,679
  MFS Capital Opportunities (Pinnacleplus TM)                         7,634    12,004             4,370         7,831         6,897
  MFS Emerging Growth (AnnuiChoice TM)                               28,145     9,796           (18,349)       14,530        12,980
  MFS Emerging Growth (Annuichoice TM 2) (September 1)*                  --        (1)               (1)           (1)           (1)
  MFS Emerging Growth (GrandMaster flex3 TM)                          9,424     5,524            (3,900)        4,027         2,856
  MFS Emerging Growth (Grandmaster TM)                               10,782     7,280            (3,502)      (1,772)        (3,049)
  MFS Emerging Growth (IQ Annuity TM)                                43,159    34,147            (9,012)       33,636        26,071
  MFS Emerging Growth (Pinnacleplus TM)                               1,065       473              (592)          426           254
  MFS Investors Growth Stock (AnnuiChoice TM)                        87,544    83,956            (3,588)       44,474        38,270
  MFS Investors Growth Stock (GrandMaster flex3 TM)                  61,961    59,921            (2,040)       39,984        29,254
  MFS Investors Growth Stock (Grandmaster TM)                         7,228     6,387              (841)        7,136         5,720
  MFS Investors Growth Stock (IQ Annuity TM)                         45,564    13,286           (32,278)       22,231        18,689
  MFS Investors Growth Stock (Pinnacleplus TM)                       18,600    27,841             9,241        12,442         9,471
  MFS Mid Cap Growth (AnnuiChoice TM)                                87,100    35,849           (51,251)       15,203         8,933
  MFS Mid Cap Growth (AnnuiChoice TM 2) (September 1)*                   --       118               118           118           112
  MFS Mid Cap Growth (GrandMaster flex3 TM)                          38,436     5,710           (32,726)       16,479        12,465
  MFS Mid Cap Growth (Grandmaster TM)                                47,480     5,631           (41,849)       10,940         6,666
  MFS Mid Cap Growth (IQ Annuity TM)                                103,817    39,922           (63,895)       30,661        17,922
  MFS Mid Cap Growth (Pinnacleplus TM)                                9,663     5,164            (4,499)        1,688           271
  MFS New Discovery (AnnuiChoice TM)                                 34,907    46,876            11,969        40,433        37,557
  MFS New Discovery (AnnuiChoice TM 2) (September 1)*                    --       (10)              (10)          (10)          (11)


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                ----------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (GrandMaster flex3 TM)                       $       --   $        1,812   $   (1,812)
  MFS New Discovery (Grandmaster TM)                                     --            2,475       (2,475)
  MFS New Discovery (IQ Annuity TM)                                      --            4,062       (4,062)
  MFS New Discovery (Pinnacleplus TM)                                    --              421         (421)
  MFS Total Return (AnnuiChoice TM)                                 135,179           41,437       93,742
  MFS Total Return (AnnuiChoice TM 2) (September 1)*                     --               31          (31)
  MFS Total Return (GrandMaster flex3 TM)                            56,690           30,906       25,784
  MFS Total Return (Grandmaster TM)                                 156,929           41,128      115,801
  MFS Total Return (IQ Annuity TM)                                   90,540           46,947       43,593
  MFS Total Return (Pinnacleplus TM)                                 23,143           13,210        9,933
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                        14,499            5,598        8,901
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                   3,668            3,732          (64)
  Fidelity VIP Asset Manager (IQ3)                                   28,612            9,994       18,618
  Fidelity VIP Asset Manager (Pinnacleplus TM)                        3,434            2,080        1,354
  Fidelity VIP Balanced (AnnuiChoice TM)                             27,490           15,085       12,405
  Fidelity VIP Balanced (AnnuiChoice TM 2) (September 1)*                --               --           --
  Fidelity VIP Balanced (GrandMaster flex3 TM)                        6,892            7,099         (207)
  Fidelity VIP Balanced (IQ3 TM)                                     11,767           10,888          879
  Fidelity VIP Balanced (Pinnacleplus TM)                             1,631            1,285          346
  Fidelity VIP Contrafund (AnnuiChoice TM)                           81,771           76,803        4,968
  Fidelity VIP Contrafund (AnnuiChoice TM 2) (September 1)*             505              144          361
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                     87,167          111,846      (24,679)
  Fidelity VIP Contrafund (IQ3)                                      76,579          107,143      (30,564)
  Fidelity VIP Contrafund (Pinnacleplus TM)                          17,347           26,778       (9,431)
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                    1,698              974          724
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)            314              790         (476)
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice
   TM 2) (September 1)*                                                  --               --           --
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster
   flex3 TM)                                                            137              648         (511)
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)            237            1,079         (842)
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)              26              547         (521)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)           212            1,755       (1,543)
  Fidelity VIP Dynamic Capital Appreciation (IQ Advisor
   Standard TM)                                                          67               22           45
  Fidelity VIP Equity-Income (AnnuiChoice TM)                       173,200           38,538      134,662
  Fidelity VIP Equit-Income (AnnuiChoice TM 2) (September 1)*             5               --            5
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                  71,586           26,555       45,031

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (GrandMaster flex3 TM)                       $     6,666   $       1,983
  MFS New Discovery (Grandmaster TM)                                  11,628           3,669
  MFS New Discovery (IQ Annuity TM)                                   29,612           5,168
  MFS New Discovery (Pinnacleplus TM)                                    442             447
  MFS Total Return (AnnuiChoice TM)                                  362,350         129,940
  MFS Total Return (AnnuiChoice TM 2) (September 1)*                       1              --
  MFS Total Return (GrandMaster flex3 TM)                             69,493          54,493
  MFS Total Return (Grandmaster TM)                                  656,638         150,846
  MFS Total Return (IQ Annuity TM)                                   224,287          87,030
  MFS Total Return (Pinnacleplus TM)                                  10,936          22,246
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                         21,238              --
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                      766              --
  Fidelity VIP Asset Manager (IQ3)                                     4,792              --
  Fidelity VIP Asset Manager (Pinnacleplus TM)                         2,357              --
  Fidelity VIP Balanced (AnnuiChoice TM)                              18,137          50,532
  Fidelity VIP Balanced (AnnuiChoice TM 2) (September 1)*                 --              --
  Fidelity VIP Balanced (GrandMaster flex3 TM)                        17,876          12,668
  Fidelity VIP Balanced (IQ3 TM)                                      21,673          21,631
  Fidelity VIP Balanced (Pinnacleplus TM)                              1,727           3,000
  Fidelity VIP Contrafund (AnnuiChoice TM)                           519,248         694,021
  Fidelity VIP Contrafund (AnnuiChoice TM 2) (September 1)*                5           5,793
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                     912,158         707,594
  Fidelity VIP Contrafund (IQ3)                                      885,963         589,933
  Fidelity VIP Contrafund (Pinnacleplus TM)                           91,593         145,873
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                     3,305          14,079
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)           6,926           3,714
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice
   TM 2) (September 1)*                                                   --               8
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster
   flex3 TM)                                                           2,980           1,618
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)           5,920           2,805
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)            2,388             301
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)         23,335           2,499
  Fidelity VIP Dynamic Capital Appreciation (IQ Advisor
   Standard TM)                                                           --             794
  Fidelity VIP Equity-Income (AnnuiChoice TM)                        431,780         430,898
  Fidelity VIP Equit-Income (AnnuiChoice TM 2) (September 1)*             --              16
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                  147,095         177,086

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------

NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS New Discovery (GrandMaster flex3 TM)                       $    8,820  $ 13,883    $        5,063   $    13,712   $    11,900
  MFS New Discovery (Grandmaster TM)                                 22,287    26,037             3,750        19,047        16,572
  MFS New Discovery (IQ Annuity TM)                                  87,272    88,871             1,599        36,379        32,317
  MFS New Discovery (Pinnacleplus TM)                                 3,222     5,477             2,255         3,144         2,723
  MFS Total Return (AnnuiChoice TM)                                 568,806   387,399          (181,407)      310,883       404,625
  MFS Total Return (AnnuiChoice TM 2) (September 1)*                     --       517               517           518           487
  MFS Total Return (GrandMaster flex3 TM)                           136,468   166,060            29,592       153,578       179,362
  MFS Total Return (Grandmaster TM)                                 754,103   109,871          (644,232)      163,252       279,053
  MFS Total Return (IQ Annuity TM)                                  322,869   267,066           (55,803)      255,514       299,107
  MFS Total Return (Pinnacleplus TM)                                 29,337    60,490            31,153        64,335        74,268
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                        27,731    30,357             2,626        23,864        32,765
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                   6,112    15,526             9,414        10,180        10,116
  Fidelity VIP Asset Manager (IQ3)                                   16,562    20,814             4,252         9,044        27,662
  Fidelity VIP Asset Manager (Pinnacleplus TM)                        7,908    10,781             2,873         5,230         6,584
  Fidelity VIP Balanced (AnnuiChoice TM)                            163,442   232,525            69,083       137,752       150,157
  Fidelity VIP Balanced (AnnuiChoice TM 2) (September 1)*                --         5                 5             5             5
  Fidelity VIP Balanced (GrandMaster flex3 TM)                       22,369    33,398            11,029        41,573        41,366
  Fidelity VIP Balanced (IQ3 TM)                                     34,587    65,039            30,452        73,756        74,635
  Fidelity VIP Balanced (Pinnacleplus TM)                             5,613     8,137             2,524         7,251         7,597
  Fidelity VIP Contrafund (AnnuiChoice TM)                        1,113,086   625,841          (487,245)      726,024       730,992
  Fidelity VIP Contrafund (AnnuiChoice TM 2) (September 1)*              --    (4,012)           (4,012)        1,786         2,147
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                    915,701    46,002          (869,699)      750,053       725,374
  Fidelity VIP Contrafund (IQ3)                                   1,047,981   269,182          (778,799)      697,097       666,533
  Fidelity VIP Contrafund (Pinnacleplus TM)                         247,855   169,052           (78,803)      158,663       149,232
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                   19,593    18,412           (1,181)        16,203        16,927
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)          5,618     5,651                33        10,673        10,197
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice
   TM 2) (September 1)*                                                  --        (6)               (6)            2             2
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster
   flex3 TM)                                                          2,155     2,515               360         4,958         4,447
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)          4,203      (146)           (4,349)        4,376         3,534
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)             496       137              (359)        2,330         1,809
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)        10,108     3,707            (6,401)       19,433        17,890
  Fidelity VIP Dynamic Capital Appreciation (IQ Advisor
   Standard TM)                                                          --       (51)              (51)          743           788
  Fidelity VIP Equity-Income (AnnuiChoice TM)                       658,625   338,362          (320,263)      542,415       677,077
  Fidelity VIP Equit-Income (AnnuiChoice TM 2) (September 1)*            --       (13)              (13)            3             8
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                 216,833   119,851           (96,982)      227,199       272,230


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                ----------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------

NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equity-Income (IQ3 TM)                            $  121,505   $       41,307   $   80,198
  Fidelity VIP Equity-Income (Pinnacleplus TM)                       19,188            6,881       12,307
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)                 3,808              521        3,287
  Fidelity VIP Growth & Income (AnnuiChoice TM)                      14,689           14,609           80
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                 3,608            7,515       (3,907)
  Fidelity VIP Growth & Income (IQ3 TM)                               6,884           14,292       (7,408)
  Fidelity VIP Growth & Income (Pinnacleplus TM)                      3,427            6,717       (3,290)
  Fidelity VIP Growth (AnnuiChoice TM)                                3,131           16,536      (13,405)
  Fidelity VIP Growth (AnnuiChoice TM 2) (September 1)*                  --                4           (4)
  Fidelity VIP Growth (GrandMaster flex3 TM)                          1,057           10,611       (9,554)
  Fidelity VIP Growth (IQ3 TM)                                        3,591           15,543      (11,952)
  Fidelity VIP Growth (Pinnacleplus TM)                                 228            1,791       (1,563)
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                    700              945         (245)
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)              253              722         (469)
  Fidelity VIP Growth Opportunities (IQ3 TM)                          5,795            2,789        3,006
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                   121              567         (446)
  Fidelity VIP High Income (AnnuiChoice TM)                          97,126           12,640       84,486
  Fidelity VIP High Income (GrandMaster flex3 TM)                   146,793           28,183      118,610
  Fidelity VIP High Income (IQ3 TM)                                 116,804           31,034       85,770
  Fidelity VIP High Income (Pinnacleplus TM)                          8,737            1,865        6,872
  Fidelity VIP High Income (IQ Advisor Standard TM)                   4,123              415        3,708
  Fidelity VIP Index 500 (AnnuiChoice TM)                            24,630           15,082        9,548
  Fidelity VIP Index 500 (IQ3 TM)                                    15,280           13,745        1,535
  Fidelity VIP Index 500 (Pinnacleplus TM)                              319              358          (39)
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)               253,521           63,436      190,085
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)          28,735           13,822       14,913
  Fidelity VIP Investment Grade Bond (IQ3 TM)                       181,397           65,991      115,406
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)               21,322            9,680       11,642
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)         1,777              272        1,505
  Fidelity VIP Mid Cap (AnnuiChoice TM)                              73,911           65,202        8,709
  Fidelity VIP Mid Cap (AnnuiChoice TM 2) (September 1)*                 --              112         (112)
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                        58,691           63,843       (5,152)
  Fidelity VIP Mid Cap (Grandmaster TM)                                 112              282         (170)
  Fidelity VIP Mid Cap (IQ Annuity TM)                               53,605           62,923       (9,318)
  Fidelity VIP Mid Cap (Pinnacleplus TM)                             11,815           18,116       (6,301)
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                         144               93           51

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equity-Income (IQ3 TM)                            $   113,681   $     332,386
  Fidelity VIP Equity-Income (Pinnacleplus TM)                        26,033          46,470
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)                     14          10,390
  Fidelity VIP Growth & Income (AnnuiChoice TM)                      168,396          53,161
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                 31,153          13,059
  Fidelity VIP Growth & Income (IQ3 TM)                               80,011          24,911
  Fidelity VIP Growth & Income (Pinnacleplus TM)                      26,266          12,401
  Fidelity VIP Growth (AnnuiChoice TM)                               108,521              --
  Fidelity VIP Growth (AnnuiChoice TM 2) (September 1)*                   --              --
  Fidelity VIP Growth (GrandMaster flex3 TM)                          57,785              --
  Fidelity VIP Growth (IQ3 TM)                                       112,676              --
  Fidelity VIP Growth (Pinnacleplus TM)                                4,866              --
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                  10,481              --
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)             6,948              --
  Fidelity VIP Growth Opportunities (IQ3 TM)                          21,660              --
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                    144              --
  Fidelity VIP High Income (AnnuiChoice TM)                           (2,270)             --
  Fidelity VIP High Income (GrandMaster flex3 TM)                    (41,896)             --
  Fidelity VIP High Income (IQ3 TM)                                 (132,781)             --
  Fidelity VIP High Income (Pinnacleplus TM)                            (870)             --
  Fidelity VIP High Income (IQ Advisor Standard TM)                    1,970              --
  Fidelity VIP Index 500 (AnnuiChoice TM)                            114,374              --
  Fidelity VIP Index 500 (IQ3 TM)                                     37,844              --
  Fidelity VIP Index 500 (Pinnacleplus TM)                                38              --
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)               (150,584)         15,911
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)          (11,131)          1,803
  Fidelity VIP Investment Grade Bond (IQ3 TM)                        (57,397)         11,385
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                (1,941)          1,338
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)         (2,719)            112
  Fidelity VIP Mid Cap (AnnuiChoice TM)                              545,966         634,439
  Fidelity VIP Mid Cap (AnnuiChoice TM 2) (September 1)*                   7              --
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                        582,568         503,799
  Fidelity VIP Mid Cap (Grandmaster TM)                                   72             962
  Fidelity VIP Mid Cap (IQ Annuity TM)                               225,351         460,135
  Fidelity VIP Mid Cap (Pinnacleplus TM)                              58,010         101,427
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                           16           1,232

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equity-Income (IQ3 TM)                            $  193,729  $ 181,238   $      (12,491)  $   433,576   $   513,774
  Fidelity VIP Equity-Income (Pinnacleplus TM)                       37,920     23,382          (14,538)       57,965        70,272
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)                 1,746      4,754            3,008        13,412        16,699
  Fidelity VIP Growth & Income (AnnuiChoice TM)                     206,534    159,728          (46,806)      174,751       174,831
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                53,610     55,859            2,249        46,461        42,554
  Fidelity VIP Growth & Income (IQ3 TM)                             116,024    100,613          (15,411)       89,511        82,103
  Fidelity VIP Growth & Income (Pinnacleplus TM)                     51,256     59,897            8,641        47,308        44,018
  Fidelity VIP Growth (AnnuiChoice TM)                              187,236    177,182          (10,054)       98,467        85,062
  Fidelity VIP Growth (AnnuiChoice TM 2) (September 1)*                  --         15               15            15            11
  Fidelity VIP Growth (GrandMaster flex3 TM)                         61,766     34,340          (27,426)       30,359        20,805
  Fidelity VIP Growth (IQ3 TM)                                       76,917     45,428          (31,489)       81,187        69,235
  Fidelity VIP Growth (Pinnacleplus TM)                               8,905      9,948            1,043         5,909         4,346
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                 11,664      3,912           (7,752)        2,729         2,484
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)            6,588      1,502           (5,086)        1,862         1,393
  Fidelity VIP Growth Opportunities (IQ3 TM)                         18,652      6,183          (12,469)        9,191        12,197
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                 1,772      3,594            1,822         1,966         1,520
  Fidelity VIP High Income (AnnuiChoice TM)                         (51,801)    (6,928)          44,873        42,603       127,089
  Fidelity VIP High Income (GrandMaster flex3 TM)                  (115,110)   (15,730)          99,380        57,484       176,094
  Fidelity VIP High Income (IQ3 TM)                                (260,631)   (18,196)         242,435       109,654       195,424
  Fidelity VIP High Income (Pinnacleplus TM)                         (9,302)    (5,529)           3,773         2,903         9,775
  Fidelity VIP High Income (IQ Advisor Standard TM)                      --     (1,829)          (1,829)          141         3,849
  Fidelity VIP Index 500 (AnnuiChoice TM)                           240,934    311,366           70,432       184,806       194,354
  Fidelity VIP Index 500 (IQ3 TM)                                   116,943    198,429           81,486       119,330       120,865
  Fidelity VIP Index 500 (Pinnacleplus TM)                            1,782      4,528            2,746         2,784         2,745
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)              (240,751)  (109,664)         131,087       (3,586)       186,499
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)          (1,736)    17,382           19,118         9,790        24,703
  Fidelity VIP Investment Grade Bond (IQ3 TM)                       (35,943)     9,055           44,998       (1,014)       114,392
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)              (13,049)   (10,181)           2,868         2,265        13,907
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)        (1,517)       718            2,235         (372)         1,133
  Fidelity VIP Mid Cap (AnnuiChoice TM)                           1,504,046    927,838         (576,208)      604,197       612,906
  Fidelity VIP Mid Cap (AnnuiChoice TM 2) (September 1)*                 --      1,413            1,413         1,420         1,308
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                       819,980    198,206         (621,774)      464,593       459,441
  Fidelity VIP Mid Cap (Grandmaster TM)                               2,482      2,912              430         1,464         1,294
  Fidelity VIP Mid Cap (IQ Annuity TM)                              411,952    167,339         (244,613)      440,873       431,555
  Fidelity VIP Mid Cap (Pinnacleplus TM)                            167,070    115,239          (51,831)      107,606       101,305
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                       2,349      2,298              (51)        1,197         1,248


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                ----------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                  $      173   $          200   $      (27)
  Fidelity VIP Overseas (AnnuiChoice TM)                             10,541           10,152          389
  Fidelity VIP Overseas (AnnuiChoice TM 2) (September 1)*                --               35          (35)
  Fidelity VIP Overseas (GrandMaster flex3 TM)                       10,187           10,631         (444)
  Fidelity VIP Overseas (IQ3 TM)                                     14,180           14,922         (742)
  Fidelity VIP Overseas (Pinnacleplus TM)                             3,262            3,817         (555)
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                        221              137           84
  Fidelity VIP Overseas (IQ Advisor Standard TM)                      1,698              794          904
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)              28,980            7,782       21,198
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM 2)
   (September 1)*                                                        --               40          (40)
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)        51,481           25,733       25,748
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                      34,916            8,931       25,985
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                   30,819           25,538        5,281
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM 2)
   (September 1)*                                                        --               81          (81)
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)             34,488           35,160         (672)
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                           22,059           24,854       (2,795)
NON-AFFILIATED CLASS 1B:
  Putnam VT Discovery Growth (AnnuiChoice TM)                            --            2,148       (2,148)
  Putnam VT Discovery Growth (AnnuiChoice TM 2)
   (September 1)*                                                        --                2           (2)
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                      --              725         (725)
  Putnam VT Discovery Growth (Grandmaster TM)                            --              180         (180)
  Putnam VT Discovery Growth (IQ Annuity TM)                             --              989         (989)
  Putnam VT Discovery Growth (Pinnacleplus TM)                           --              327         (327)
  Putnam VT Growth and Income (AnnuiChoice TM)                       11,663            6,927        4,736
  Putnam VT Growth and Income (AnnuiChoice TM 2)
   (September 1)*                                                        --               34          (34)
  Putnam VT Growth and Income (GrandMaster flex3 TM)                  4,064            4,106          (42)
  Putnam VT Growth and Income (Grandmaster TM)                        3,572            1,941        1,631
  Putnam VT Growth and Income (IQ Annuity TM)                        13,847           11,016        2,831
  Putnam VT Growth and Income (Pinnacleplus TM)                         469              515         (46)
  Putnam VT International Equity (AnnuiChoice TM)                     3,516            6,274       (2,758)
  Putnam VT International Equity (AnnuiChoice TM 2)
   (September 1)*                                                        --                5           (5)
  Putnam VT International Equity (GrandMaster flex3 TM)               9,571           14,033       (4,462)
  Putnam VT International Equity (Grandmaster TM)                     1,827            4,872       (3,045)
  Putnam VT International Equity (IQ Annuity TM)                      3,790            8,192       (4,402)
  Putnam VT International Equity (Pinnacleplus TM)                    1,707            5,838       (4,131)

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                  $     (275)  $        1,483
  Fidelity VIP Overseas (AnnuiChoice TM)                            115,845               --
  Fidelity VIP Overseas (AnnuiChoice TM 2) (September 1)*                 1               --
  Fidelity VIP Overseas (GrandMaster flex3 TM)                       53,138               --
  Fidelity VIP Overseas (IQ3 TM)                                    116,171               --
  Fidelity VIP Overseas (Pinnacleplus TM)                            38,022               --
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                         36               --
  Fidelity VIP Overseas (IQ Advisor Standard TM)                      4,464               --
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)              (9,703)           2,273
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM 2)
   (September 1)*                                                         2               --
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)       (70,987)           4,038
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                     (27,154)           2,739
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                  344,782          138,533
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM 2)
   (September 1)*                                                         5               --
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)            310,813          155,028
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                          100,436           99,154
NON-AFFILIATED CLASS 1B:
  Putnam VT Discovery Growth (AnnuiChoice TM)                        29,384               --
  Putnam VT Discovery Growth (AnnuiChoice TM 2)
   (September 1)*                                                        --               --
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                   3,304               --
  Putnam VT Discovery Growth (Grandmaster TM)                           594               --
  Putnam VT Discovery Growth (IQ Annuity TM)                          8,773               --
  Putnam VT Discovery Growth (Pinnacleplus TM)                          503               --
  Putnam VT Growth and Income (AnnuiChoice TM)                       52,475           18,168
  Putnam VT Growth and Income (AnnuiChoice TM 2)
   (September 1)*                                                         1               --
  Putnam VT Growth and Income (GrandMaster flex3 TM)                 15,191            6,331
  Putnam VT Growth and Income (Grandmaster TM)                       20,345            5,564
  Putnam VT Growth and Income (IQ Annuity TM)                       174,135           21,569
  Putnam VT Growth and Income (Pinnacleplus TM)                          89              731
  Putnam VT International Equity (AnnuiChoice TM)                   150,066               --
  Putnam VT International Equity (AnnuiChoice TM 2)
   (September 1)*                                                        --               --
  Putnam VT International Equity (GrandMaster flex3 TM)             233,382               --
  Putnam VT International Equity (Grandmaster TM)                    55,282               --
  Putnam VT International Equity (IQ Annuity TM)                    112,798               --
  Putnam VT International Equity (Pinnacleplus TM)                   12,691               --

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                  $   1,701   $  3,356    $        1,655   $     2,863   $     2,836
  Fidelity VIP Overseas (AnnuiChoice TM)                            93,590    128,430            34,840       150,685       151,074
  Fidelity VIP Overseas (AnnuiChoice TM 2) (September 1)*               --      1,218             1,218         1,219         1,184
  Fidelity VIP Overseas (GrandMaster flex3 TM)                      48,748     90,466            41,718        94,856        94,412
  Fidelity VIP Overseas (IQ3 TM)                                    88,278     61,428           (26,850)       89,321        88,579
  Fidelity VIP Overseas (Pinnacleplus TM)                           32,470     30,218            (2,252)       35,770        35,215
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                     3,482      6,081             2,599         2,635         2,719
  Fidelity VIP Overseas (IQ Advisor Standard TM)                    18,492     33,851            15,359        19,823        20,727
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)              8,657      4,549            (4,108)      (11,538)        9,660
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM 2)
   (September 1)*                                                       --        665               665           667           627
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)        9,795     44,044            34,249       (32,700)      (6,952)
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                     21,887     36,657            14,770        (9,645)       16,340
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                 397,488    701,727           304,239       787,554       792,835
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM 2)
   (September 1)*                                                       --      3,212             3,212         3,217         3,136
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)           312,421    543,661           231,240       697,081       696,409
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                          78,927    414,975           336,048       535,638       532,843
NON-AFFILIATED CLASS 1B:
  Putnam VT Discovery Growth (AnnuiChoice TM)                       50,068     39,608           (10,460)       18,924        16,776
  Putnam VT Discovery Growth (AnnuiChoice TM 2)
   (September 1)*                                                       --         27                27            27            25
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                  3,173      4,306             1,133         4,437         3,712
  Putnam VT Discovery Growth (Grandmaster TM)                        1,097      2,128             1,031         1,625         1,445
  Putnam VT Discovery Growth (IQ Annuity TM)                         7,100      5,481            (1,619)        7,154         6,165
  Putnam VT Discovery Growth (Pinnacleplus TM)                       2,482      3,978             1,496         1,999         1,672
  Putnam VT Growth and Income (AnnuiChoice TM)                     146,808    158,031            11,223        81,866        86,602
  Putnam VT Growth and Income (AnnuiChoice TM 2)
   (September 1)*                                                       --        770               770           771           737
  Putnam VT Growth and Income (GrandMaster flex3 TM)                25,715     38,797            13,082        34,604        34,562
  Putnam VT Growth and Income (Grandmaster TM)                      24,804      9,665           (15,139)       10,770        12,401
  Putnam VT Growth and Income (IQ Annuity TM)                      177,301     60,839          (116,462)       79,242        82,073
  Putnam VT Growth and Income (Pinnacleplus TM)                        673      3,979             3,306         4,126         4,080
  Putnam VT International Equity (AnnuiChoice TM)                  109,238    124,743            15,505       165,571       162,813
  Putnam VT International Equity (AnnuiChoice TM 2)
   (September 1)*                                                       --        252               252           252           247
  Putnam VT International Equity (GrandMaster flex3 TM)             78,397    106,857            28,460       261,842       257,380
  Putnam VT International Equity (Grandmaster TM)                   34,073     52,609            18,536        73,818        70,773
  Putnam VT International Equity (IQ Annuity TM)                    68,153    100,775            32,622       145,420       141,018
  Putnam VT International Equity (Pinnacleplus TM)                  35,792    104,950            69,158        81,849        77,718


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                ----------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B (CONTINUED):
  Putnam VT International Equity (IQ Advisor Standard TM)        $       --   $           95   $      (95)
  Putnam VT Small Cap Value (AnnuiChoice TM)                         75,450           28,480       46,970
  Putnam VT Small Cap Value (AnnuiChoice TM 2) (September 1)*            --               78          (78)
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                   30,285           21,106        9,179
  Putnam VT Small Cap Value (Grandmaster TM)                        149,515           49,645       99,870
  Putnam VT Small Cap Value (IQ Annuity TM)                          26,605           15,911       10,694
  Putnam VT Small Cap Value (Pinnacleplus TM)                         9,782            6,166        3,616
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                    117               43           74
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                     49               18           31
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)           850              360          490
  Putnam VT The George Putnam Fund of Boston (GrandMaster
   flex3 TM)                                                            153               97           56
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)           568              310          258
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)          2,126            1,246          880
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)          491              367          124
  Putnam VT Voyager (AnnuiChoice TM)                                     75              636         (561)
  Putnam VT Voyager (AnnuiChoice TM 2) (September 1)*                    --               --           --
  Putnam VT Voyager (GrandMaster flex3 TM)                               71              638         (567)
  Putnam VT Voyager (Grandmaster TM)                                      6               73          (67)
  Putnam VT Voyager (IQ Annuity TM)                                      25              332         (307)
  Putnam VT Voyager (Pinnacleplus TM)                                    55              756         (701)
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                        20,071           24,665       (4,594)
  Franklin Growth and Income Securities (AnnuiChoice TM)             47,199           17,642       29,557
  Franklin Growth and Income Securities (AnnuiChoice TM 2)
   (September 1)*                                                        --               38          (38)
  Franklin Growth and Income Securities (GrandMaster flex3 TM)       14,589            8,307        6,282
  Franklin Growth and Income Securities (Grandmaster TM)             16,806            8,282        8,524
  Franklin Growth and Income Securities (IQ Annuity TM)              31,652           16,003       15,649
  Franklin Growth and Income Securities (Pinnacleplus TM)             8,981            5,273        3,708
  Franklin Income Securities (AnnuiChoice TM)                       261,688           68,452      193,236
  Franklin Income Securities (AnnuiChoice TM 2) (September 1)*           --              209        (209)
  Franklin Income Securities (GrandMaster flex3 TM)                 205,093           84,156      120,937
  Franklin Income Securities (Grandmaster TM)                       265,586           75,717      189,869
  Franklin Income Securities (IQ Annuity TM)                        134,885           62,716       72,169
  Franklin Income Securities (Pinnacleplus TM)                       68,076           31,029       37,047
  Franklin Income Securities (IQ Advisor Enhanced TM)                   359               76          283
  Franklin Large Cap Growth Securities (AnnuiChoice TM)               1,924            2,675        (751)

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B (CONTINUED):
  Putnam VT International Equity (IQ Advisor Standard TM)        $        12   $          --
  Putnam VT Small Cap Value (AnnuiChoice TM)                         318,406         270,375
  Putnam VT Small Cap Value (AnnuiChoice TM 2) (September 1)*              2              --
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                    57,154         108,529
  Putnam VT Small Cap Value (Grandmaster TM)                       1,821,220         535,782
  Putnam VT Small Cap Value (IQ Annuity TM)                           31,547          95,337
  Putnam VT Small Cap Value (Pinnacleplus TM)                         16,200          35,055
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                       6             419
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                   (464)             174
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)            895           1,208
  Putnam VT The George Putnam Fund of Boston (GrandMaster
   flex3 TM)                                                             266             219
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)            264             807
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)           1,014           3,022
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)            25             698
  Putnam VT Voyager (AnnuiChoice TM)                                   2,697              --
  Putnam VT Voyager (AnnuiChoice TM 2) (September 1)*                     --              --
  Putnam VT Voyager (GrandMaster flex3 TM)                            25,636              --
  Putnam VT Voyager (Grandmaster TM)                                     186              --
  Putnam VT Voyager (IQ Annuity TM)                                  (3,252)              --
  Putnam VT Voyager (Pinnacleplus TM)                                  3,099              --
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                        187,724              --
  Franklin Growth and Income Securities (AnnuiChoice TM)              60,171          81,936
  Franklin Growth and Income Securities (AnnuiChoice TM 2)
   (September 1)*                                                          1              --
  Franklin Growth and Income Securities (GrandMaster flex3 TM)         6,137          25,328
  Franklin Growth and Income Securities (Grandmaster TM)               5,899          29,177
  Franklin Growth and Income Securities (IQ Annuity TM)               54,316          54,946
  Franklin Growth and Income Securities (Pinnacleplus TM)              1,565          15,591
  Franklin Income Securities (AnnuiChoice TM)                        294,025          20,072
  Franklin Income Securities (AnnuiChoice TM 2) (September 1)*             7              --
  Franklin Income Securities (GrandMaster flex3 TM)                   72,535          15,731
  Franklin Income Securities (Grandmaster TM)                        232,358          20,371
  Franklin Income Securities (IQ Annuity TM)                          66,232          10,346
  Franklin Income Securities (Pinnacleplus TM)                        23,829           5,222
  Franklin Income Securities (IQ Advisor Enhanced TM)                      7              28
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                6,485              --


                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B (CONTINUED):
  Putnam VT International Equity (IQ Advisor Standard TM)        $       --  $  5,658    $        5,658   $     5,670   $     5,575
  Putnam VT Small Cap Value (AnnuiChoice TM)                        356,067   223,564          (132,503)      456,278       503,248
  Putnam VT Small Cap Value (AnnuiChoice TM 2) (September 1)*            --     1,534             1,534         1,536         1,458
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                   54,800    47,435            (7,365)      158,318       167,497
  Putnam VT Small Cap Value (Grandmaster TM)                      1,778,211    94,384        (1,683,827)      673,175       773,045
  Putnam VT Small Cap Value (IQ Annuity TM)                          59,814    74,251            14,437       141,321       152,015
  Putnam VT Small Cap Value (Pinnacleplus TM)                        26,185    26,885               700        51,955        55,571
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                    489       797               308           733           807
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                     19       110                91         (199)         (168)
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)         1,576     2,895             1,319         3,422         3,912
  Putnam VT The George Putnam Fund of Boston (GrandMaster
   flex3 TM)                                                            659       701                42           527           583
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)         2,656     3,592               936         2,007         2,265
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)          6,945    10,310             3,365         7,401         8,281
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)          725     2,123             1,398         2,121         2,245
  Putnam VT Voyager (AnnuiChoice TM)                                  8,392     8,026              (366)        2,331         1,770
  Putnam VT Voyager (AnnuiChoice TM 2) (September 1)*                    --       (1)                (1)          (1)           (1)
  Putnam VT Voyager (GrandMaster flex3 TM)                           28,440     2,302           (26,138)        (502)       (1,069)
  Putnam VT Voyager (Grandmaster TM)                                    798       848                50           236           169
  Putnam VT Voyager (IQ Annuity TM)                                    (384)      799             1,183        (2,069)      (2,376)
  Putnam VT Voyager (Pinnacleplus TM)                                 5,342     4,325            (1,017)        2,082         1,381
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                       156,402   276,486           120,084       307,808       303,214
  Franklin Growth and Income Securities (AnnuiChoice TM)             96,446   176,747            80,301       222,408       251,965
  Franklin Growth and Income Securities (AnnuiChoice TM 2)
   (September 1)*                                                        --       694               694           695           657
  Franklin Growth and Income Securities (GrandMaster flex3 TM)       22,460    60,244            37,784        69,249        75,531
  Franklin Growth and Income Securities (Grandmaster TM)             16,086    56,768            40,682        75,758        84,282
  Franklin Growth and Income Securities (IQ Annuity TM)              54,851    75,952            21,101       130,363       146,012
  Franklin Growth and Income Securities (Pinnacleplus TM)             4,166    29,767            25,601        42,757        46,465
  Franklin Income Securities (AnnuiChoice TM)                       395,803   985,466           589,663       903,760     1,096,996
  Franklin Income Securities (AnnuiChoice TM 2) (September 1)*           --     2,990             2,990         2,997         2,788
  Franklin Income Securities (GrandMaster flex3 TM)                  30,252   639,784           609,532       697,798       818,735
  Franklin Income Securities (Grandmaster TM)                       101,285   520,856           419,571       672,300       862,169
  Franklin Income Securities (IQ Annuity TM)                        (11,230)  506,737           517,967       594,545       666,714
  Franklin Income Securities (Pinnacleplus TM)                       37,362   260,398           223,036       252,087       289,134
  Franklin Income Securities (IQ Advisor Enhanced TM)                   207     1,428             1,221         1,256         1,539
  Franklin Large Cap Growth Securities (AnnuiChoice TM)               9,243    32,711            23,468        29,953        29,202


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                ----------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities (AnnuiChoice TM 2)
   (September 1)*                                                $       --   $            2   $       (2)
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)         3,047            6,333       (3,286)
  Franklin Large Cap Growth Securities (Grandmaster TM)                 926            1,535         (609)
  Franklin Large Cap Growth Securities (IQ Annuity TM)                2,495            4,763       (2,268)
  Franklin Large Cap Growth Securities (Pinnacleplus TM)              1,803            4,261       (2,458)
  Franklin Mutual Shares Securities (AnnuiChoice TM)                 79,559           39,438       40,121
  Franklin Mutual Shares Securities (AnnuiChoice TM 2)
   (September 1)*                                                        --               31          (31)
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)           68,378           51,321       17,057
  Franklin Mutual Shares Securities (IQ Annuity TM)                  47,196           34,571       12,625
  Franklin Mutual Shares Securities (Pinnacleplus TM)                30,519           22,883        7,636
  Franklin Mutual Shares Securities (IQ Advisor Standard TM)            182              252          (70)
  Franklin Mutual Shares Securities(Grandmaster TM)                  45,958           31,553       14,405
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)           16,881           21,902       (5,021)
  Templeton Foriegn Securities Fund (Grandmaster TM)                  8,261            8,572         (311)
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                 3,806            5,480       (1,674)
  Templeton Foreign Securities Fund (AnnuiChoice TM)                 19,936           17,572        2,364
  Templeton Foreign Securities Fund (AnnuiChoice TM 2)
   (September 1)*                                                        --               84          (84)
  Templeton Foriegn Securities Fund (IQ Advisor Standard TM)            892              359          533
  Templeton Growth Securities (AnnuiChoice TM)                       39,975           28,968       11,007
  Templeton Growth Securities (AnnuiChoice TM 2)
   (September 1)*                                                        --               21          (21)
  Templeton Growth Securities (GrandMaster flex3 TM)                 26,345           32,409       (6,064)
  Templeton Growth Securities (Grandmaster TM)                       63,683           46,996       16,687
  Templeton Growth Securities (IQ Annuity TM)                        22,555           26,546       (3,991)
  Templeton Growth Securities (Pinnacleplus TM)                      10,640           12,910       (2,270)
  Van Kampen LIT Comstock (AnnuiChoice TM)                           28,339           10,810       17,529
  Van Kampen LIT Comstock (AnnuiChoice TM 2) (September 1)*              --                4           (4)
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                     26,585           15,973       10,612
  Van Kampen LIT Comstock (Grandmaster TM)                           16,059            7,527        8,532
  Van Kampen LIT Comstock (IQ Annuity TM)                            34,941           20,253       14,688
  Van Kampen LIT Comstock (Pinnacleplus TM)                           7,710            5,108        2,602
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                       --              522        (522)
  Van Kampen LIT Strategic Growth (AnnuiChoice TM 2)
   (September 1)*                                                        --                4           (4)
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                 --            1,385      (1,385)
  Van Kampen LIT Strategic Growth (Grandmaster TM)                       --              668        (668)
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                        --            1,673       (1,673)
  Van Kampen LIT Startegic Growth (Pinnacleplus TM)                      --              184        (184)
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)              20,996            3,474       17,522

                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities (AnnuiChoice TM 2)
   (September 1)*                                                $        --   $          --
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)          7,864              --
  Franklin Large Cap Growth Securities (Grandmaster TM)                5,095              --
  Franklin Large Cap Growth Securities (IQ Annuity TM)                15,494              --
  Franklin Large Cap Growth Securities (Pinnacleplus TM)               7,819              --
  Franklin Mutual Shares Securities (AnnuiChoice TM)                 216,577          97,348
  Franklin Mutual Shares Securities (AnnuiChoice TM 2)
   (September 1)*                                                          4              --
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)           115,370          83,667
  Franklin Mutual Shares Securities (IQ Annuity TM)                  218,343          57,747
  Franklin Mutual Shares Securities (Pinnacleplus TM)                 42,499          37,342
  Franklin Mutual Shares Securities (IQ Advisor Standard TM)             705             223
  Franklin Mutual Shares Securities(Grandmaster TM)                  233,376          56,235
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)           168,777              --
  Templeton Foriegn Securities Fund (Grandmaster TM)                  90,388              --
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                 34,423              --
  Templeton Foreign Securities Fund (AnnuiChoice TM)                 213,551              --
  Templeton Foreign Securities Fund (AnnuiChoice TM 2)
   (September 1)*                                                          4              --
  Templeton Foriegn Securities Fund (IQ Advisor Standard TM)          11,795              --
  Templeton Growth Securities (AnnuiChoice TM)                       137,555         111,367
  Templeton Growth Securities (AnnuiChoice TM 2)
   (September 1)*                                                          1              --
  Templeton Growth Securities (GrandMaster flex3 TM)                 176,775          73,397
  Templeton Growth Securities (Grandmaster TM)                       169,720         177,414
  Templeton Growth Securities (IQ Annuity TM)                        114,921          62,836
  Templeton Growth Securities (Pinnacleplus TM)                       17,563          29,640
  Van Kampen LIT Comstock (AnnuiChoice TM)                            19,942          52,491
  Van Kampen LIT Comstock (AnnuiChoice TM 2) (September 1)*               --              --
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                      40,283          49,241
  Van Kampen LIT Comstock (Grandmaster TM)                             6,698          29,746
  Van Kampen LIT Comstock (IQ Annuity TM)                             22,786          64,722
  Van Kampen LIT Comstock (Pinnacleplus TM)                            4,085          14,281
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                     6,341              --
  Van Kampen LIT Strategic Growth (AnnuiChoice TM 2)
   (September 1)*                                                         --              --
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)               9,061              --
  Van Kampen LIT Strategic Growth (Grandmaster TM)                     4,825              --
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                      6,814              --
  Van Kampen LIT Startegic Growth (Pinnacleplus TM)                      299              --
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                7,597           1,654

                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Large Cap Growth Securities (AnnuiChoice TM 2)
   (September 1)*                                                $      --   $     39    $           39   $        39   $        37
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)        5,276     33,482            28,206        36,070        32,784
  Franklin Large Cap Growth Securities (Grandmaster TM)              5,760     10,061             4,301         9,396         8,787
  Franklin Large Cap Growth Securities (IQ Annuity TM)               7,639     23,614            15,975        31,469        29,201
  Franklin Large Cap Growth Securities (Pinnacleplus TM)            15,781     33,111            17,330        25,149        22,691
  Franklin Mutual Shares Securities (AnnuiChoice TM)               464,189    729,198           265,009       578,934       619,055
  Franklin Mutual Shares Securities (AnnuiChoice TM 2)
   (September 1)*                                                       --        607               607           611           580
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)         298,460    600,456           301,996       501,033       518,090
  Franklin Mutual Shares Securities (IQ Annuity TM)                235,809    321,838            86,029       362,119       374,744
  Franklin Mutual Shares Securities (Pinnacleplus TM)              103,731    223,833           120,102       199,943       207,579
  Franklin Mutual Shares Securities (IQ Advisor Standard TM)           611      9,638             9,027         9,955         9,885
  Franklin Mutual Shares Securities(Grandmaster TM)                345,536    402,408            56,872       346,483       360,888
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)         209,402    313,488           104,086       272,863       267,842
  Templeton Foriegn Securities Fund (Grandmaster TM)                74,699     94,932            20,233       110,621       110,310
  Templeton Foriegn Securities Fund (Pinnacleplus TM)               37,257     65,167            27,910        62,333        60,659
  Templeton Foreign Securities Fund (AnnuiChoice TM)               205,972    329,229           123,257       336,808       339,172
  Templeton Foreign Securities Fund (AnnuiChoice TM 2)
   (September 1)*                                                       --      2,429             2,429         2,433         2,349
  Templeton Foriegn Securities Fund (IQ Advisor Standard TM)         6,337      4,977            (1,360)       10,435        10,968
  Templeton Growth Securities (AnnuiChoice TM)                     167,372    429,156           261,784       510,706       521,713
  Templeton Growth Securities (AnnuiChoice TM 2)
   (September 1)*                                                       --        442               442           443           422
  Templeton Growth Securities (GrandMaster flex3 TM)               253,334    403,450           150,116       400,288       394,224
  Templeton Growth Securities (Grandmaster TM)                     110,868    281,660           170,792       517,926       534,613
  Templeton Growth Securities (IQ Annuity TM)                      171,591    344,744           173,153       350,910       346,919
  Templeton Growth Securities (Pinnacleplus TM)                     30,048    135,654           105,606       152,809       150,539
  Van Kampen LIT Comstock (AnnuiChoice TM)                          70,080    131,002            60,922       133,355       150,884
  Van Kampen LIT Comstock (AnnuiChoice TM 2) (September 1)*             --        145               145           145           141
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                   103,413    142,025            38,612       128,136       138,748
  Van Kampen LIT Comstock (Grandmaster TM)                          19,144     42,500            23,356        59,800        68,332
  Van Kampen LIT Comstock (IQ Annuity TM)                           50,853    138,309            87,456       174,964       189,652
  Van Kampen LIT Comstock (Pinnacleplus TM)                         20,848     40,511            19,663        38,029        40,631
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                   6,707      1,156            (5,551)          790           268
  Van Kampen LIT Strategic Growth (AnnuiChoice TM 2)
   (September 1)*                                                       --          3                 3             3            (1)
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)             4,883      (804)            (5,687)        3,374         1,989
  Van Kampen LIT Strategic Growth (Grandmaster TM)                   3,784      (129)            (3,913)          912           244
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                      944        334              (610)        6,204         4,531
  Van Kampen LIT Startegic Growth (Pinnacleplus TM)                  1,068      1,288               220           519           335
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)             11,234      5,114            (6,120)        3,131        20,653


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                      Statements of Operations (continued)

                      For the Year Ended December 31, 2006


                                                                 INVESTMENT
                                                                   INCOME        EXPENSES
                                                                ----------------------------

                                                                                Mortality
                                                                               and expense        Net
                                                                                 risk and      investment
                                                                 Reinvested   administrative     income
                           Division                              dividends       charges         (loss)
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)           $   14,684   $        2,797   $   11,887
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)             12,026            2,014       10,012
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)             7,806           10,965       (3,159)
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM 2)
   (September 1)*                                                        --               14          (14)
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)       4,662           11,783       (7,121)
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)             2,050            4,031       (1,981)
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)             22,509           29,862       (7,353)
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)            1,425            3,281       (1,856)
  Van Kampen UIF Emerging Markets Equity (IQ Advisor
   Standard TM)                                                          --               11          (11)
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                  6,555            8,921       (2,366)
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                   12,775           13,557         (782)
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                     8,883           10,354       (1,471)
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard TM)              651              523          128
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index (AnnuiChoice TM)                              13,965           14,628         (663)
  DWS Equity 500 Index (AnnuiChoice TM 2) (September 1)*                 --                4           (4)
  DWS Equity 500 Index (GrandMaster flex3 TM)                        11,564           20,270       (8,706)
  DWS Equity 500 Index (Grandmaster TM)                              20,408           28,982       (8,574)
  DWS Equity 500 Index (IQ3 TM)                                       8,774           18,273       (9,499)
  DWS Equity 500 Index (Pinnacleplus TM)                              1,658            3,213       (1,555)
  DWS Equity 500 Index (IQ Advisor Standard TM)                         983              733          250
  DWS Small Cap Index (AnnuiChoice TM)                                4,572            8,327       (3,755)
  DWS Small Cap Index (AnnuiChoice TM 2) (September 1)*                  --                4           (4)
  DWS Small Cap Index (GrandMaster flex3 TM)                          1,677            4,880       (3,203)
  DWS Small Cap Index (Grandmaster TM)                                   77              751         (674)
  DWS Small Cap Index (IQ3 TM)                                        3,851           10,010       (6,159)
  DWS Small Cap Index (Pinnacleplus TM)                                 813            2,560       (1,747)
  DWS Small Cap Index (IQ Advisor Standard TM)                           --               39          (39)


                                                                REALIZED AND UNREALIZED GAIN
                                                                    (LOSS) ON INVESTMENTS
                                                                ----------------------------
                                                                  Realized
                                                                    gain
                                                                  (loss) on
                                                                  sales of     Realized gain
                           Division                              investments   distributions
--------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)           $     3,390   $       1,156
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)                   8             947
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)            306,322          24,509
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM 2)
   (September 1)*                                                          1              --
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)      206,285          14,640
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)             35,086           6,438
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)              35,053          70,675
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)             9,762           4,477
  Van Kampen UIF Emerging Markets Equity (IQ Advisor
   Standard TM)                                                            1              --
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                  27,338          32,663
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                   180,428          63,655
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                     81,031          44,261
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard TM)             8,103           3,241
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index (AnnuiChoice TM)                               78,236              --
  DWS Equity 500 Index (AnnuiChoice TM 2) (September 1)*                  --              --
  DWS Equity 500 Index (GrandMaster flex3 TM)                        157,574              --
  DWS Equity 500 Index (Grandmaster TM)                               98,624              --
  DWS Equity 500 Index (IQ3 TM)                                      140,123              --
  DWS Equity 500 Index (Pinnacleplus TM)                               4,519              --
  DWS Equity 500 Index (IQ Advisor Standard TM)                          132              --
  DWS Small Cap Index (AnnuiChoice TM)                                19,786          33,900
  DWS Small Cap Index (AnnuiChoice TM 2) (September 1)*                   --              --
  DWS Small Cap Index (GrandMaster flex3 TM)                          11,751          12,432
  DWS Small Cap Index (Grandmaster TM)                                 9,933             571
  DWS Small Cap Index (IQ3 TM)                                         3,106          28,556
  DWS Small Cap Index (Pinnacleplus TM)                               12,413           6,032
  DWS Small Cap Index (IQ Advisor Standard TM)                             5              --


                                                                  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                -----------------------------------------------------
                                                                      NET UNREALIZED APPRECIATION
                                                                     (DEPRECIATION) OF INVESTMENTS
                                                                ---------------------------------------
                                                                                                                            Net
                                                                                                              Net         increase
                                                                                         Change in net     realized      (decrease)
                                                                                           unrealized         and          in net
                                                                                          appreciation    unrealized       assets
                                                                                         (depreciation)      gain        resulting
                                                                 Beginning    End of         during        (loss) on        from
                           Division                              of period    period       the period     investments    operations
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)           $   7,498   $   (797)   $       (8,295)  $    (3,749)  $     8,138
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)             4,789      4,494              (295)          660        10,672
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)          169,615    153,781           (15,834)      314,997       311,838
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM 2)
   (September 1)*                                                       --        878               878           879           865
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)    108,661    145,298            36,637       257,562       250,441
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)           29,128     57,505            28,377        69,901        67,920
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)           105,290    143,991            38,701       144,429       137,076
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)          43,794     92,679            48,885        63,124        61,268
  Van Kampen UIF Emerging Markets Equity (IQ Advisor
   Standard TM)                                                         --      1,322             1,322         1,323         1,312
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                72,207    175,654           103,447       163,448       161,082
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                 159,461    215,966            56,505       300,588       299,806
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                  129,589    223,343            93,754       219,046       217,575
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard TM)           5,644     24,582            18,938        30,282        30,410
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index (AnnuiChoice TM)                             96,942    204,365           107,423       185,659       184,996
  DWS Equity 500 Index (AnnuiChoice TM 2) (September 1)*                --         46                46            46            42
  DWS Equity 500 Index (GrandMaster flex3 TM)                      189,633    194,172             4,539       162,113       153,407
  DWS Equity 500 Index (Grandmaster TM)                            104,323    275,072           170,749       269,373       260,799
  DWS Equity 500 Index (IQ3 TM)                                     50,375    119,694            69,319       209,442       199,943
  DWS Equity 500 Index (Pinnacleplus TM)                            16,111     38,415            22,304        26,823        25,268
  DWS Equity 500 Index (IQ Advisor Standard TM)                      4,911     22,954            18,043        18,175        18,425
  DWS Small Cap Index (AnnuiChoice TM)                              46,028    118,862            72,834       126,520       122,765
  DWS Small Cap Index (AnnuiChoice TM 2) (September 1)*                 --         73                73            73            69
  DWS Small Cap Index (GrandMaster flex3 TM)                        35,510     60,143            24,633        48,816        45,613
  DWS Small Cap Index (Grandmaster TM)                               2,240     10,003             7,763        18,267        17,593
  DWS Small Cap Index (IQ3 TM)                                       (952)     63,662            64,614        96,276        90,117
  DWS Small Cap Index (Pinnacleplus TM)                             18,414     26,166             7,752        26,197        24,450
  DWS Small Cap Index (IQ Advisor Standard TM)                          --      1,851             1,851         1,856         1,817


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                       Statements of Changes in Net Assets

                      For the Year Ended December 31, 2006


                                                                   Increase (decrease) in net assets from operations:
                                                         -------------------------------------------------------------------
                                                                                          Change in net
                                                                                            unrealized
                                                                           Net realized    appreciation      Net increase
                                                                           gain (loss)    (depreciation)   (decrease) in net
                                                          Net investment    on sale of      during the     assets resulting
                       Division                           income (loss)    investments        period        from operations
----------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)              $        2,025   $      5,641   $       27,542   $          35,208
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                (5,614)       111,106          137,815             243,307
  Touchstone Aggressive ETF (Grandmaster TM)                          72          8,857           33,043              41,972
  Touchstone Aggressive ETF (IQ Annuity TM)                       (1,867)       147,766          296,254             442,153
  Touchstone Aggressive ETF (Pinnacleplus TM)                        (39)           138            9,916              10,015
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)                  28              4              460                 492
  Touchstone Aggressive ETF (IQ Advisor Standard TM)                 129          1,204            1,046               2,379
  Touchstone Balanced (AnnuiChoice TM)                            15,603        279,120         (100,610)            194,113
  Touchstone Balanced (GrandMaster flex3 TM)                       4,797        162,142          (55,963)            110,976
  Touchstone Balanced (Grandmaster TM)                             2,718         37,925           (8,228)             32,415
  Touchstone Balanced (IQ Annuity TM)                              4,249        194,976          (76,936)            122,289
  Touchstone Balanced (Pinnacleplus TM)                            2,209         48,978          (17,582)             33,605
  Touchstone Baron Small Cap (AnnuiChoice TM)                    (22,936)       442,048          (13,135)            405,977
  Touchstone Baron Small Cap (AnnuiChoice TM 2)
   (September 1)*                                                    (17)           378             (180)                181
  Touchstone Baron Small Cap (GrandMaster flex3 TM)              (20,807)       128,186          100,679             208,058
  Touchstone Baron Small Cap (Grandmaster TM)                     (5,739)        47,191           14,989              56,441
  Touchstone Baron Small Cap (IQ Annuity TM)                     (52,224)       380,598          220,551             548,925
  Touchstone Baron Small Cap (Pinnacleplus TM)                    (7,054)        51,501            8,293              52,740
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM)"               (43)           176              727                 860
  Touchstone Baron Small Cap (IQ Advisor Standard TM)               (752)        14,652            9,033              22,933
  Touchstone Conservative ETF (AnnuiChoice TM)                      (907)        12,986           55,133              67,212
  Touchstone Conservative ETF (GrandMaster flex3 TM)               1,059          5,523           62,313              68,895
  Touchstone Conservative ETF (Grandmaster TM)                       537         13,415           25,471              39,423
  Touchstone Conservative ETF (IQ Annuity TM)                     (5,506)        22,576           36,326              53,396
  Touchstone Conservative ETF (Pinnacleplus TM)                     (197)            66            2,127               1,996
  Touchstone Conservative ETF (IQ Advisor Standard TM)               272             61            8,208               8,541
  Touchstone Core Bond (AnnuiChoice TM)                           54,595         (4,816)           1,932              51,711
  Touchstone Core Bond (AnnuiChoice TM 2)
   (September 1)*                                                    826             --             (696)                130
  Touchstone Core Bond (GrandMaster flex3 TM)                     14,280         (1,300)             658              13,638
  Touchstone Core Bond (Grandmaster TM)                            2,664            (23)            (604)              2,037
  Touchstone Core Bond (IQ Annuity TM)                            15,471         15,761           (1,805)             29,427
  Touchstone Core Bond (Pinnacleplus TM)                          10,379          3,301           (2,842)             10,838
  Touchstone Eagle Capital Appreciation
   (AnnuiChoice TM)                                               (1,117)        39,004           71,918             109,805
  Touchstone Eagle Capital Appreciation
   (AnnuiChoice TM 2) (September 1)*                                 257              1              699                 957
  Touchstone Eagle Capital Appreciation (GrandMaster
   flex3 TM)                                                      (2,260)        18,073           27,238              43,051
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)           (2,376)        25,393           21,940              44,957
  Touchstone Eagle Capital Appreciation
   (Pinnacleplus TM)                                              (1,039)         6,701            9,495              15,157
  Touchstone Mid Cap Growth (AnnuiChoice TM)                     (30,306)       238,165          219,740             427,599
  Touchstone Mid Cap Growth (AnnuiChoice TM 2)
   (September 1)*                                                   (255)         4,382            1,262               5,389
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)               (21,575)        37,042          206,452             221,919
  Touchstone Mid Cap Growth (Grandmaster TM)                      (1,459)       (28,772)          46,744              16,513
  Touchstone Mid Cap Growth (IQ Annuity TM)                      (12,165)        24,006          100,724             112,565
  Touchstone Mid Cap Growth (Pinnacleplus TM)                     (4,034)       (14,643)          62,702              44,025
  Touchstone Mid Cap Growth (IQ Advisor Standard TM)                (127)         3,326            1,723               4,922
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                 2,487         46,560           19,465              68,512
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM 2)
   (September 1)*                                                    426              1              295                 722
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)          19,290         71,750           77,247             168,287
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                   306          2,387            1,381               4,074
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                  4,141         14,242           30,478              48,861
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                1,903          1,976           17,321              21,200
  Touchstone Enhanced Dividend 30
   (IQ Advisor Standard TM)                                          649            187              270               1,106
  Touchstone Enhanced ETF (AnnuiChoice TM)                        (2,144)         6,726          123,227             127,809
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                 (92,247)       530,696        1,000,376           1,438,825
  Touchstone Enhanced ETF (Grandmaster TM)                        (3,374)         7,057          129,263             132,946

                                                            Increase (decrease) in net assets from contract related transactions
                                                          -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                              Net                         in net
                                                                                           transfers                   assets from
                                                          Contributions      Contract        among        Contract       contract
                                                          from contract    terminations   investment    maintenance      related
                       Division                              holders       and benefits     options       charges      transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)              $      129,257   $     (4,006)  $    23,162   $    (1,234)   $    147,179
  Touchstone Aggressive ETF (GrandMaster flex3 TM)               281,014       (117,555)   (1,006,477)         (441)       (843,459)
  Touchstone Aggressive ETF (Grandmaster TM)                          --        (65,030)       11,848           (49)        (53,231)
  Touchstone Aggressive ETF (IQ Annuity TM)                      434,005       (436,804)      (63,346)       (2,628)        (68,773)
  Touchstone Aggressive ETF (Pinnacleplus TM)                      2,783             --        16,307          (324)         18,766
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)                  --             --            (1)           --              (1)
  Touchstone Aggressive ETF (IQ Advisor Standard TM)                  --         (8,092)           --           (30)         (8,122)
  Touchstone Balanced (AnnuiChoice TM)                            78,685       (271,797)       15,949       (12,947)       (190,110)
  Touchstone Balanced (GrandMaster flex3 TM)                     260,664       (522,251)      394,809        (1,673)        131,549
  Touchstone Balanced (Grandmaster TM)                                --        (77,537)      277,073           (56)        199,480
  Touchstone Balanced (IQ Annuity TM)                            143,269       (346,385)      (44,395)       (1,337)       (248,848)
  Touchstone Balanced (Pinnacleplus TM)                            6,815         (5,039)      246,745        (1,080)        247,441
  Touchstone Baron Small Cap (AnnuiChoice TM)                     69,306       (402,324)      (74,252)      (11,721)       (418,991)
  Touchstone Baron Small Cap (AnnuiChoice TM 2)
   (September 1)*                                                 12,795             (7)          628            --          13,416
  Touchstone Baron Small Cap (GrandMaster flex3 TM)               92,982       (140,907)      168,095        (1,548)        118,622
  Touchstone Baron Small Cap (Grandmaster TM)                      9,827        (94,054)       (8,444)          (58)        (92,729)
  Touchstone Baron Small Cap (IQ Annuity TM)                     136,771       (713,388)      (61,528)       (1,109)       (639,254)
  Touchstone Baron Small Cap (Pinnacleplus TM)                    61,914        (13,054)       (5,697)         (925)         42,238
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM)"                --             --             1            --               1
  Touchstone Baron Small Cap (IQ Advisor Standard TM)             29,651           (319)       27,477            --          56,809
  Touchstone Conservative ETF (AnnuiChoice TM)                    14,918        (98,847)      266,769        (1,034)        181,806
  Touchstone Conservative ETF (GrandMaster flex3 TM)             197,160        (31,940)    1,274,984          (418)      1,439,786
  Touchstone Conservative ETF (Grandmaster TM)                        --       (388,270)      942,789           (10)        554,509
  Touchstone Conservative ETF (IQ Annuity TM)                    303,806       (248,726)        9,240        (1,775)         62,545
  Touchstone Conservative ETF (Pinnacleplus TM)                       --         (1,599)       13,449            (7)         11,843
  Touchstone Conservative ETF (IQ Advisor Standard TM)                --             --            (1)           --              (1)
  Touchstone Core Bond (AnnuiChoice TM)                           15,523       (305,485)       19,571       (13,200)       (283,591)
  Touchstone Core Bond (AnnuiChoice TM 2)
   (September 1)*                                                 20,000             --             4            --          20,004
  Touchstone Core Bond (GrandMaster flex3 TM)                     39,281       (253,539)       81,681        (3,118)       (135,695)
  Touchstone Core Bond (Grandmaster TM)                               --        (14,520)       26,922           (13)         12,389
  Touchstone Core Bond (IQ Annuity TM)                            11,078       (299,950)      (35,494)         (957)       (325,323)
  Touchstone Core Bond (Pinnacleplus TM)                         135,370        (14,449)      (16,727)         (981)        103,213
  Touchstone Eagle Capital Appreciation
   (AnnuiChoice TM)                                                  172        (98,960)       12,688        (4,056)        (90,156)
  Touchstone Eagle Capital Appreciation
   (AnnuiChoice TM 2) (September 1)*                              40,000             --            (2)           --          39,998
  Touchstone Eagle Capital Appreciation (GrandMaster
   flex3 TM)                                                      11,133        (28,443)      (16,295)       (1,525)        (35,130)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)               --        (50,576)      (84,098)         (135)       (134,809)
  Touchstone Eagle Capital Appreciation
   (Pinnacleplus TM)                                                  --        (33,822)           84          (140)        (33,878)
  Touchstone Mid Cap Growth (AnnuiChoice TM)                     359,166       (223,117)      (52,989)      (12,867)         70,193
  Touchstone Mid Cap Growth (AnnuiChoice TM 2)
   (September 1)*                                                 79,200             --           504            --          79,704
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)               241,985       (122,148)       24,197        (2,931)        141,103
  Touchstone Mid Cap Growth (Grandmaster TM)                       2,383        (11,827)      (98,323)          (51)       (107,818)
  Touchstone Mid Cap Growth (IQ Annuity TM)                       81,539       (146,712)      (88,494)         (740)       (154,407)
  Touchstone Mid Cap Growth (Pinnacleplus TM)                      4,084        (76,348)     (121,480)         (917)       (194,661)
  Touchstone Mid Cap Growth (IQ Advisor Standard TM)              56,821            (79)         (393)           --          56,349
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                14,078        (23,342)      (18,648)       (1,519)        (29,431)
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM 2)
   (September 1)*                                                 20,000             --             5            --          20,005
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)              --        (92,333)     (109,782)       (2,436)       (204,551)
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                    --         (2,101)       (1,657)           (9)         (3,767)
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                  2,603        (15,116)       27,465          (174)         14,778
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                6,733         (1,721)       75,455           (11)         80,456
  Touchstone Enhanced Dividend 30
   (IQ Advisor Standard TM)                                       29,028             --            56            --          29,084
  Touchstone Enhanced ETF (AnnuiChoice TM)                       237,625         (3,649)        7,586        (1,817)        239,745
  Touchstone Enhanced ETF (GrandMaster flex3 TM)               7,284,433        (77,293)     (511,880)       (2,877)      6,692,383
  Touchstone Enhanced ETF (Grandmaster TM)                           400        (28,082)      883,793           (52)        856,059

                                                             Increase      Net assets,
                                                            (decrease)      beginning     Net assets,
                       Division                           in net assets      of year      end of year
-------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)              $     182,387    $   176,148   $    358,535
  Touchstone Aggressive ETF (GrandMaster flex3 TM)             (600,152)     2,574,546      1,974,394
  Touchstone Aggressive ETF (Grandmaster TM)                    (11,259)       372,707        361,448
  Touchstone Aggressive ETF (IQ Annuity TM)                     373,380      3,513,900      3,887,280
  Touchstone Aggressive ETF (Pinnacleplus TM)                    28,781         77,646        106,427
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)                491          3,898          4,389
  Touchstone Aggressive ETF (IQ Advisor Standard TM)             (5,743)        24,875         19,132
  Touchstone Balanced (AnnuiChoice TM)                            4,003      2,072,591      2,076,594
  Touchstone Balanced (GrandMaster flex3 TM)                    242,525      1,127,044      1,369,569
  Touchstone Balanced (Grandmaster TM)                          231,895        199,570        431,465
  Touchstone Balanced (IQ Annuity TM)                          (126,559)     1,486,478      1,359,919
  Touchstone Balanced (Pinnacleplus TM)                         281,046        243,515        524,561
  Touchstone Baron Small Cap (AnnuiChoice TM)                   (13,014)     2,411,235      2,398,221
  Touchstone Baron Small Cap (AnnuiChoice TM 2)
   (September 1)*                                                13,597             --         13,597
  Touchstone Baron Small Cap (GrandMaster flex3 TM)             326,680      1,149,435      1,476,115
  Touchstone Baron Small Cap (Grandmaster TM)                   (36,288)       422,898        386,610
  Touchstone Baron Small Cap (IQ Annuity TM)                    (90,329)     3,517,442      3,427,113
  Touchstone Baron Small Cap (Pinnacleplus TM)                   94,978        390,856        485,834
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM)"              861          4,971          5,832
  Touchstone Baron Small Cap (IQ Advisor Standard TM)            79,742         95,136        174,878
  Touchstone Conservative ETF (AnnuiChoice TM)                  249,018        727,289        976,307
  Touchstone Conservative ETF (GrandMaster flex3 TM)          1,508,681        571,845      2,080,526
  Touchstone Conservative ETF (Grandmaster TM)                  593,932        216,332        810,264
  Touchstone Conservative ETF (IQ Annuity TM)                   115,941        822,693        938,634
  Touchstone Conservative ETF (Pinnacleplus TM)                  13,839         24,229         38,068
  Touchstone Conservative ETF (IQ Advisor Standard TM)            8,540        113,865        122,405
  Touchstone Core Bond (AnnuiChoice TM)                        (231,880)     1,940,153      1,708,273
  Touchstone Core Bond (AnnuiChoice TM 2)
   (September 1)*                                                20,134             --         20,134
  Touchstone Core Bond (GrandMaster flex3 TM)                  (122,057)       708,016        585,959
  Touchstone Core Bond (Grandmaster TM)                          14,426         73,785         88,211
  Touchstone Core Bond (IQ Annuity TM)                         (295,896)       970,644        674,748
  Touchstone Core Bond (Pinnacleplus TM)                        114,051        269,002        383,053
  Touchstone Eagle Capital Appreciation
   (AnnuiChoice TM)                                              19,649        784,048        803,697
  Touchstone Eagle Capital Appreciation
   (AnnuiChoice TM 2) (September 1)*                             40,955             --         40,955
  Touchstone Eagle Capital Appreciation (GrandMaster
   flex3 TM)                                                      7,921        311,708        319,629
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)         (89,852)       373,242        283,390
  Touchstone Eagle Capital Appreciation
   (Pinnacleplus TM)                                            (18,721)       117,395         98,674
  Touchstone Mid Cap Growth (AnnuiChoice TM)                    497,792      2,647,954      3,145,746
  Touchstone Mid Cap Growth (AnnuiChoice TM 2)
   (September 1)*                                                85,093             --         85,093
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)              363,022      1,561,824      1,924,846
  Touchstone Mid Cap Growth (Grandmaster TM)                    (91,305)       190,804         99,499
  Touchstone Mid Cap Growth (IQ Annuity TM)                     (41,842)       885,128        843,286
  Touchstone Mid Cap Growth (Pinnacleplus TM)                  (150,636)       357,207        206,571
  Touchstone Mid Cap Growth (IQ Advisor Standard TM)             61,271             --         61,271
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)               39,081        196,035        235,116
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM 2)
   (September 1)*                                                20,727             --         20,727
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)        (36,264)     1,488,476      1,452,212
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                  307         20,663         20,970
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                63,639        263,267        326,906
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)             101,656         49,745        151,401
  Touchstone Enhanced Dividend 30
   (IQ Advisor Standard TM)                                      30,190             --         30,190
  Touchstone Enhanced ETF (AnnuiChoice TM)                      367,554        748,049      1,115,603
  Touchstone Enhanced ETF (GrandMaster flex3 TM)              8,131,208      5,887,432     14,018,640
  Touchstone Enhanced ETF (Grandmaster TM)                      989,005        462,899      1,451,904

                                                                         Unit Transactions
                                                          -----------------------------------------------
                                                                                                Increase
                                                            Units     Units         Units      (decrease)
Division                                                  purchased   redeemed   transferred    in units
---------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                 11,797       (471)        2,098       13,424
  Touchstone Aggressive ETF (GrandMaster flex3 TM)           26,159    (10,674)      (91,877)     (76,392)
  Touchstone Aggressive ETF (Grandmaster TM)                     --     (5,810)        1,097       (4,713)
  Touchstone Aggressive ETF (IQ Annuity TM)                  39,806    (39,456)       (4,066)      (3,716)
  Touchstone Aggressive ETF (Pinnacleplus TM)                   260        (29)        1,444        1,675
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)             --         --            --           --
  Touchstone Aggressive ETF (IQ Advisor Standard TM)             --       (703)           --         (703)
  Touchstone Balanced (AnnuiChoice TM)                        6,124    (21,862)        1,309      (14,429)
  Touchstone Balanced (GrandMaster flex3 TM)                 21,060    (42,049)       31,307       10,318
  Touchstone Balanced (Grandmaster TM)                           --     (6,552)       23,667       17,115
  Touchstone Balanced (IQ Annuity TM)                        11,163    (27,321)       (3,387)     (19,545)
  Touchstone Balanced (Pinnacleplus TM)                         545       (478)       19,121       19,188
  Touchstone Baron Small Cap (AnnuiChoice TM)                 4,332    (24,588)       (3,440)     (23,696)
  Touchstone Baron Small Cap (AnnuiChoice TM 2)
   (September 1)*                                             1,149         (1)           56        1,204
  Touchstone Baron Small Cap (GrandMaster flex3 TM)           6,278     (9,380)       11,551        8,449
  Touchstone Baron Small Cap (Grandmaster TM)                   739     (6,798)       (1,252)      (7,311)
  Touchstone Baron Small Cap (IQ Annuity TM)                  8,626    (43,086)       (3,834)     (38,294)
  Touchstone Baron Small Cap (Pinnacleplus TM)                3,928       (888)       (1,209)       1,831
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM)"           --         --            --           --
  Touchstone Baron Small Cap (IQ Advisor Standard TM)         2,141        (22)        1,932        4,051
  Touchstone Conservative ETF (AnnuiChoice TM)                1,413     (9,020)       25,358       17,751
  Touchstone Conservative ETF (GrandMaster flex3 TM)         18,960     (3,059)      117,859      133,760
  Touchstone Conservative ETF (Grandmaster TM)                   --    (36,778)       89,221       52,443
  Touchstone Conservative ETF (IQ Annuity TM)                28,692    (23,529)          440        5,603
  Touchstone Conservative ETF (Pinnacleplus TM)                  --       (154)        1,275        1,121
  Touchstone Conservative ETF (IQ Advisor Standard TM)           --         --            --           --
  Touchstone Core Bond (AnnuiChoice TM)                       1,607    (27,345)        1,666      (24,072)
  Touchstone Core Bond (AnnuiChoice TM 2)
   (September 1)*                                             1,982         --            --        1,982
  Touchstone Core Bond (GrandMaster flex3 TM)                 4,090    (24,164)        7,569      (12,505)
  Touchstone Core Bond (Grandmaster TM)                          --     (1,419)        2,597        1,178
  Touchstone Core Bond (IQ Annuity TM)                        1,018    (26,535)       (2,128)     (27,645)
  Touchstone Core Bond (Pinnacleplus TM)                     13,349     (1,524)       (1,427)      10,398
  Touchstone Eagle Capital Appreciation
   (AnnuiChoice TM)                                             108    (11,769)          994      (10,667)
  Touchstone Eagle Capital Appreciation
   (AnnuiChoice TM 2) (September 1)*                          3,771         --            --        3,771
  Touchstone Eagle Capital Appreciation (GrandMaster
   flex3 TM)                                                  1,007     (2,555)       (1,504)      (3,052)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)          --     (5,885)       (9,538)     (15,423)
  Touchstone Eagle Capital Appreciation
   (Pinnacleplus TM)                                             --     (2,562)            6       (2,556)
  Touchstone Mid Cap Growth (AnnuiChoice TM)                 24,427    (15,955)       (2,177)       6,295
  Touchstone Mid Cap Growth (AnnuiChoice TM 2)
   (September 1)*                                             7,812         --            49        7,861
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)           16,586     (8,600)          736        8,722
  Touchstone Mid Cap Growth (Grandmaster TM)                    188       (920)       (7,778)      (8,510)
  Touchstone Mid Cap Growth (IQ Annuity TM)                   5,322     (9,730)       (6,149)     (10,557)
  Touchstone Mid Cap Growth (Pinnacleplus TM)                   263     (5,087)       (7,383)     (12,207)
  Touchstone Mid Cap Growth (IQ Advisor Standard TM)          4,299         (6)          (30)       4,263
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)            1,336     (2,324)           89         (899)
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM 2)
   (September 1)*                                             1,890         --            --        1,890
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)         --     (8,900)      (23,726)     (32,626)
  Touchstone Enhanced Dividend 30 (Grandmaster TM)               --       (186)         (196)        (382)
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)               251     (1,418)        1,038         (129)
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)             580       (140)        6,107        6,547
  Touchstone Enhanced Dividend 30
   (IQ Advisor Standard TM)                                   2,413         --            --        2,413
  Touchstone Enhanced ETF (AnnuiChoice TM)                   20,563       (459)          625       20,729
  Touchstone Enhanced ETF (GrandMaster flex3 TM)            633,277     (6,524)      (37,835)     588,918
  Touchstone Enhanced ETF (Grandmaster TM)                       35     (2,352)       76,312       73,995


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                             Increase (decrease) in net assets from operations:
                                                                    --------------------------------------------------------------
                                                                                                Change in net
                                                                                                  unrealized
                                                                                 Net realized    appreciation      Net increase
                                                                                 gain (loss)    (depreciation)   (decrease) in net
                                                                Net investment    on sale of      during the     assets resulting
                       Division                                 income (loss)    investments        period        from operations
----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced ETF (IQ Annuity TM)                       $      (35,624)  $     53,966   $      600,525   $         618,867
  Touchstone Enhanced ETF (Pinnacleplus TM)                             (1,372)         1,724           16,969              17,321
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                         (35)            68            6,085               6,118
  Touchstone Enhanced ETF (IQ Advisor Standard TM)                       1,006          9,229           59,555              69,790
  Touchstone Growth & Income (AnnuiChoice TM)                            3,038         15,310            1,324              19,672
  Touchstone Growth & Income (GrandMaster flex3 TM)                      1,144         28,042          (12,835)             16,351
  Touchstone Growth & Income (Grandmaster TM)                              110            954               71               1,135
  Touchstone Growth & Income (IQ Annuity TM)                             2,740         64,228          (23,020)             43,948
  Touchstone Growth & Income (Pinnacleplus TM)                             777         14,636           (2,513)             12,900
  Touchstone High Yield (AnnuiChoice TM)                                51,692          6,478           (3,320)             54,850
  Touchstone High Yield (GrandMaster flex3 TM)                          71,543         19,322          (16,441)             74,424
  Touchstone High Yield (Grandmaster TM)                                37,217         26,469          (31,250)             32,436
  Touchstone High Yield (IQ Annuity TM)                                 49,281         25,442          (19,569)             55,154
  Touchstone High Yield (Pinnacleplus TM)                               19,057            806           (1,083)             18,780
  Touchstone High Yield (IQ Advisor Standard TM)                        46,347           (624)          (6,603)             39,120
  Touchstone Moderate ETF  (AnnuiChoice TM)                              2,931         15,904          297,488             316,323
  Touchstone Moderate ETF (GrandMaster flex3 TM)                         4,459         27,283          343,431             375,173
  Touchstone Moderate ETF (Grandmaster TM)                                (987)        25,560           34,259              58,832
  Touchstone Moderate ETF (IQ Annuity TM)                               (8,612)        59,712          150,468             201,568
  Touchstone Moderate ETF (Pinnacleplus TM)                             (1,517)         1,692           20,740              20,915
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                          14          1,577            3,371               4,962
  Touchstone Moderate ETF (IQ Advisor Standard TM)                         479            381           10,138              10,998
  Touchstone Money Market (AnnuiChoice TM)                               4,046             --               --               4,046
  Touchstone Money Market (Grandmaster TM)                             279,951             --               --             279,951
  Touchstone Money Market (IQ Annuity TM)                               50,298             --               --              50,298
  Touchstone Money Market (IQ Annuity TM)                                6,511             --               --               6,511
  Touchstone Third Avenue Value (AnnuiChoice TM)                         8,329      1,222,737         (136,371)          1,094,695
  Touchstone Third Avenue Value (AnnuiChoiceTM 2)
   (September 1)*                                                          233          1,115              (36)              1,312
  Touchstone Third Avenue Value (GrandMaster flex3 TM)                 (13,222)       908,561         (222,619)            672,720
  Touchstone Third Avenue Value (Grandmaster TM)                        (6,367)       157,774           89,083             240,490
  Touchstone Third Avenue Value (IQ Annuity TM)                        (39,608)     1,623,199         (515,523)          1,068,068
  Touchstone Third Avenue Value (Pinnacleplus TM)                       (7,779)       189,163           12,836             194,220
  Touchstone Third Avenue Value (IQ Advisor Standard TM)                   813         22,929           (6,397)             17,345
  Touchstone Value Plus (AnnuiChoice TM)                                (1,898)       105,033           97,018             200,153
  Touchstone Value Plus (AnnuiChoiceTM 2) (September 1)*                   126              1              656                 783
  Touchstone Value Plus (GrandMaster flex3 TM)                          (1,281)        11,311           16,987              27,017
  Touchstone Value Plus (Grandmaster TM)                                  (377)         1,660           11,204              12,487
  Touchstone Value Plus (IQ Annuity TM)                                    288         63,230          242,309             305,827
  Touchstone Value Plus (Pinnacleplus TM)                                  (74)           202            4,549               4,677
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                       27,551         (9,636)          11,735              29,650
  JP Morgan Bond (GrandMaster flex3 TM)                                 45,938        (31,048)          27,652              42,542
  JP Morgan Bond (Grandmaster TM)                                        7,275          2,823            7,095              17,193
  JP Morgan Bond (IQ3 TM)                                               31,014         (5,989)           9,720              34,745
  JP Morgan Bond (Pinnacleplus TM)                                       8,942         (3,787)           3,656               8,811
  JP Morgan International Equity (AnnuiChoice TM)                         (155)        81,973               87              81,905
  JP Morgan International Equity (AnnuiChoiceTM 2)
   (September 1)*                                                          (38)             1              824                 787
  JP Morgan International Equity (GrandMaster flex3 TM)                 (2,088)        27,861           40,810              66,583
  JP Morgan International Equity (Grandmaster TM)                         (712)        21,128           22,341              42,757
  JP Morgan International Equity (IQ3 TM)                               (1,143)        64,860           12,811              76,528
  JP Morgan International Equity (Pinnacleplus TM)                      (2,610)         7,233           62,139              66,762
  JP Morgan International Equity (IQ Advisor Standard TM)                 (108)            10            4,727               4,629

                                                             Increase (decrease) in net assets from contract related transactions
                                                           -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                         (decrease)
                                                                                               Net                         in net
                                                                                            transfers                  assets from
                                                           Contributions      Contract        among        Contract      contract
                                                           from contract    terminations   investment    maintenance     related
                       Division                               holders       and benefits     options       charges     transactions
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced ETF (IQ Annuity TM)                  $     637,711    $   (258,066)  $  793,338    $    (1,005)  $  1,171,978
  Touchstone Enhanced ETF (Pinnacleplus TM)                           --          (1,470)      38,756            (34)        37,252
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                    --              --           (3)            --             (3)
  Touchstone Enhanced ETF (IQ Advisor Standard TM)                60,806              --      259,539             --        320,345
  Touchstone Growth & Income (AnnuiChoice TM)                      5,458         (12,309)      38,399         (1,011)        30,537
  Touchstone Growth & Income (GrandMaster flex3 TM)               20,058          (9,833)    (213,376)          (928)      (204,079)
  Touchstone Growth & Income (Grandmaster TM)                         --              --           11             --             11
  Touchstone Growth & Income (IQ Annuity TM)                       1,691         (54,811)    (105,529)          (293)      (158,942)
  Touchstone Growth & Income (Pinnacleplus TM)                        --          (4,568)     (19,814)          (105)       (24,487)
  Touchstone High Yield (AnnuiChoice TM)                          37,263         (53,414)     (54,324)        (4,257)       (74,732)
  Touchstone High Yield (GrandMaster flex3 TM)                    42,347        (118,212)    (101,375)        (1,410)      (178,650)
  Touchstone High Yield (Grandmaster TM)                             695        (585,160)     243,698            (20)      (340,787)
  Touchstone High Yield (IQ Annuity TM)                           57,939        (286,783)    (117,877)          (909)      (347,630)
  Touchstone High Yield (Pinnacleplus TM)                          3,430         (24,198)      34,803           (194)        13,841
  Touchstone High Yield (IQ Advisor Standard TM)                      --         (24,265)     655,295             --        631,030
  Touchstone Moderate ETF  (AnnuiChoice TM)                      855,532         (65,333)     106,098         (4,394)       891,903
  Touchstone Moderate ETF (GrandMaster flex3 TM)                 775,814         (93,236)   2,466,407         (1,038)     3,147,947
  Touchstone Moderate ETF (Grandmaster TM)                         5,962        (183,951)     272,969            (74)        94,906
  Touchstone Moderate ETF (IQ Annuity TM)                        617,143        (534,772)     312,293         (3,514)       391,150
  Touchstone Moderate ETF (Pinnacleplus TM)                        1,796          (2,002)       7,251           (342)         6,703
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                    --         (18,750)           2             --        (18,748)
  Touchstone Moderate ETF (IQ Advisor Standard TM)                 4,397          (2,976)           3            (30)         1,394
  Touchstone Money Market (AnnuiChoice TM)                            --         (87,109)      (7,732)        (1,029)       (95,870)
  Touchstone Money Market (Grandmaster TM)                        72,961      (5,122,047)   4,267,162         (2,826)      (784,750)
  Touchstone Money Market (IQ Annuity TM)                          3,439      (2,172,554)   1,733,476           (804)      (436,443)
  Touchstone Money Market (IQ Annuity TM)                             --         (63,033)          (8)          (209)       (63,250)
  Touchstone Third Avenue Value (AnnuiChoice TM)                 445,589      (1,132,057)     126,006        (39,836)      (600,298)
  Touchstone Third Avenue Value (AnnuiChoiceTM 2)
   (September 1)*                                                 38,256             (15)       1,232             --         39,473
  Touchstone Third Avenue Value (GrandMaster flex3 TM)           709,033        (626,668)    (349,262)        (3,643)      (270,540)
  Touchstone Third Avenue Value (Grandmaster TM)                   9,381        (365,681)     391,613           (414)        34,899
  Touchstone Third Avenue Value (IQ Annuity TM)                  790,801      (2,249,369)    (672,625)        (6,992)    (2,138,185)
  Touchstone Third Avenue Value (Pinnacleplus TM)                242,567         (86,984)     (97,778)        (2,129)        55,676
  Touchstone Third Avenue Value (IQ Advisor Standard TM)           8,794         (40,679)      65,958             --         34,073
  Touchstone Value Plus (AnnuiChoice TM)                           2,373        (238,198)      77,886         (6,208)      (164,147)
  Touchstone Value Plus (AnnuiChoiceTM 2) (September 1)*          20,000              --            4             --         20,004
  Touchstone Value Plus (GrandMaster flex3 TM)                     8,843         (19,226)     (33,790)          (729)       (44,902)
  Touchstone Value Plus (Grandmaster TM)                              --         (11,831)           3             (7)       (11,835)
  Touchstone Value Plus (IQ Annuity TM)                           78,318        (181,771)   1,516,433         (1,783)     1,411,197
  Touchstone Value Plus (Pinnacleplus TM)                             --            (337)      23,520            (27)        23,156
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                 30,388         (94,114)     122,000         (2,901)        55,373
  JP Morgan Bond (GrandMaster flex3 TM)                           84,288        (168,240)       5,229         (4,787)       (83,510)
  JP Morgan Bond (Grandmaster TM)                                     --         (96,377)      76,236            (54)       (20,195)
  JP Morgan Bond (IQ3 TM)                                        110,161        (267,899)     212,174           (951)        53,485
  JP Morgan Bond (Pinnacleplus TM)                                 2,412         (42,589)      49,203           (460)         8,566
  JP Morgan International Equity (AnnuiChoice TM)                 20,482        (110,034)      97,676         (2,235)         5,889
  JP Morgan International Equity (AnnuiChoiceTM 2)
   (September 1)*                                                 26,763             (15)       1,253             --         28,001
  JP Morgan International Equity (GrandMaster flex3 TM)               --        (125,259)     403,788         (2,498)       276,031
  JP Morgan International Equity (Grandmaster TM)                     42         (22,406)     276,372            (43)       253,965
  JP Morgan International Equity (IQ3 TM)                         72,528        (210,713)     119,628           (348)       (18,905)
  JP Morgan International Equity (Pinnacleplus TM)                 7,221         (23,461)     148,966           (885)       131,841
  JP Morgan International Equity (IQ Advisor Standard TM)         37,881             (78)      14,658             --         52,461

                                                               Increase      Net assets,
                                                              (decrease)      beginning     Net assets,
                       Division                             in net assets      of year      end of year
--------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced ETF (IQ Annuity TM)                   $   1,790,845    $  3,988,515   $  5,779,360
  Touchstone Enhanced ETF (Pinnacleplus TM)                        54,573         127,856        182,429
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                  6,115          42,275         48,390
  Touchstone Enhanced ETF (IQ Advisor Standard TM)                390,135         213,772        603,907
  Touchstone Growth & Income (AnnuiChoice TM)                      50,209         164,423        214,632
  Touchstone Growth & Income (GrandMaster flex3 TM)              (187,728)        327,890        140,162
  Touchstone Growth & Income (Grandmaster TM)                       1,146           9,329         10,475
  Touchstone Growth & Income (IQ Annuity TM)                     (114,994)        476,970        361,976
  Touchstone Growth & Income (Pinnacleplus TM)                    (11,587)        127,852        116,265
  Touchstone High Yield (AnnuiChoice TM)                          (19,882)        851,960        832,078
  Touchstone High Yield (GrandMaster flex3 TM)                   (104,226)      1,357,566      1,253,340
  Touchstone High Yield (Grandmaster TM)                         (308,351)        900,894        592,543
  Touchstone High Yield (IQ Annuity TM)                          (292,476)      1,166,434        873,958
  Touchstone High Yield (Pinnacleplus TM)                          32,621         302,259        334,880
  Touchstone High Yield (IQ Advisor Standard TM)                  670,150              --        670,150
  Touchstone Moderate ETF  (AnnuiChoice TM)                     1,208,226       2,482,281      3,690,507
  Touchstone Moderate ETF (GrandMaster flex3 TM)                3,523,120       2,570,878      6,093,998
  Touchstone Moderate ETF (Grandmaster TM)                        153,738         607,176        760,914
  Touchstone Moderate ETF (IQ Annuity TM)                         592,718       1,974,745      2,567,463
  Touchstone Moderate ETF (Pinnacleplus TM)                        27,618         232,676        260,294
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                (13,786)         63,146         49,360
  Touchstone Moderate ETF (IQ Advisor Standard TM)                 12,392         105,486        117,878
  Touchstone Money Market (AnnuiChoice TM)                        (91,824)        163,619         71,795
  Touchstone Money Market (Grandmaster TM)                       (504,799)      6,467,569      5,962,770
  Touchstone Money Market (IQ Annuity TM)                        (386,145)        839,033        452,888
  Touchstone Money Market (IQ Annuity TM)                         (56,739)        192,695        135,956
  Touchstone Third Avenue Value (AnnuiChoice TM)                  494,397       7,807,796      8,302,193
  Touchstone Third Avenue Value (AnnuiChoiceTM 2)
   (September 1)*                                                  40,785              --         40,785
  Touchstone Third Avenue Value (GrandMaster flex3 TM)            402,180       5,227,511      5,629,691
  Touchstone Third Avenue Value (Grandmaster TM)                  275,389       1,708,123      1,983,512
  Touchstone Third Avenue Value (IQ Annuity TM)                (1,070,117)      9,120,193      8,050,076
  Touchstone Third Avenue Value (Pinnacleplus TM)                 249,896       1,368,188      1,618,084
  Touchstone Third Avenue Value (IQ Advisor Standard TM)           51,418         111,222        162,640
  Touchstone Value Plus (AnnuiChoice TM)                           36,006       1,105,625      1,141,631
  Touchstone Value Plus (AnnuiChoiceTM 2) (September 1)*           20,787              --         20,787
  Touchstone Value Plus (GrandMaster flex3 TM)                    (17,885)        178,898        161,013
  Touchstone Value Plus (Grandmaster TM)                              652          78,383         79,035
  Touchstone Value Plus (IQ Annuity TM)                         1,717,024         935,472      2,652,496
  Touchstone Value Plus (Pinnacleplus TM)                          27,833          21,746         49,579
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                  85,023         893,153        978,176
  JP Morgan Bond (GrandMaster flex3 TM)                           (40,968)      1,938,350      1,897,382
  JP Morgan Bond (Grandmaster TM)                                  (3,002)        321,240        318,238
  JP Morgan Bond (IQ3 TM)                                          88,230       1,337,649      1,425,879
  JP Morgan Bond (Pinnacleplus TM)                                 17,377         369,561        386,938
  JP Morgan International Equity (AnnuiChoice TM)                  87,794         277,070        364,864
  JP Morgan International Equity (AnnuiChoiceTM 2)
   (September 1)*                                                  28,788              --         28,788
  JP Morgan International Equity (GrandMaster flex3 TM)           342,614         104,206        446,820
  JP Morgan International Equity (Grandmaster TM)                 296,722          95,693        392,415
  JP Morgan International Equity (IQ3 TM)                          57,623         378,277        435,900
  JP Morgan International Equity (Pinnacleplus TM)                198,603         269,695        468,298
  JP Morgan International Equity (IQ Advisor Standard TM)          57,090              --         57,090

                                                                           Unit Transactions
                                                            -----------------------------------------------
                                                                                                  Increase
                                                              Units      Units        Units      (decrease)
Division                                                    purchased   redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced ETF (IQ Annuity TM)                      54,724    (22,199)       67,181       99,706
  Touchstone Enhanced ETF (Pinnacleplus TM)                        --       (131)        3,140        3,009
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                 --         --            --           --
  Touchstone Enhanced ETF (IQ Advisor Standard TM)              4,972         --        21,281       26,253
  Touchstone Growth & Income (AnnuiChoice TM)                     431     (1,077)        2,957        2,311
  Touchstone Growth & Income (GrandMaster flex3 TM)             1,745       (944)      (18,619)     (17,818)
  Touchstone Growth & Income (Grandmaster TM)                      --         --             1            1
  Touchstone Growth & Income (IQ Annuity TM)                      147     (4,536)       (8,978)     (13,367)
  Touchstone Growth & Income (Pinnacleplus TM)                     --       (360)       (1,570)      (1,930)
  Touchstone High Yield (AnnuiChoice TM)                        2,601     (4,034)       (3,799)      (5,232)
  Touchstone High Yield (GrandMaster flex3 TM)                  3,194     (8,948)       (7,757)     (13,511)
  Touchstone High Yield (Grandmaster TM)                           64    (52,944)       21,219      (31,661)
  Touchstone High Yield (IQ Annuity TM)                         4,201    (20,951)       (8,698)     (25,448)
  Touchstone High Yield (Pinnacleplus TM)                         295     (2,086)        2,948        1,157
  Touchstone High Yield (IQ Advisor Standard TM)                   --     (2,089)       59,073       56,984
  Touchstone Moderate ETF  (AnnuiChoice TM)                    79,400     (6,322)        9,998       83,076
  Touchstone Moderate ETF (GrandMaster flex3 TM)               71,984     (8,741)      223,425      286,668
  Touchstone Moderate ETF (Grandmaster TM)                        555    (16,853)       24,654        8,356
  Touchstone Moderate ETF (IQ Annuity TM)                      57,105    (50,131)       28,524       35,498
  Touchstone Moderate ETF (Pinnacleplus TM)                       170       (216)          604          558
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                 --     (1,658)           --       (1,658)
  Touchstone Moderate ETF (IQ Advisor Standard TM)                392       (268)           --          124
  Touchstone Money Market (AnnuiChoice TM)                         --     (8,339)         (738)      (9,077)
  Touchstone Money Market (Grandmaster TM)                      7,110   (497,036)      420,161      (69,765)
  Touchstone Money Market (IQ Annuity TM)                         334   (209,962)      170,200      (39,428)
  Touchstone Money Market (IQ Annuity TM)                          --     (6,019)           --       (6,019)
  Touchstone Third Avenue Value (AnnuiChoice TM)               24,165    (61,635)        5,403      (32,067)
  Touchstone Third Avenue Value (AnnuiChoiceTM 2)
   (September 1)*                                               3,613         (1)          113        3,725
  Touchstone Third Avenue Value (GrandMaster flex3 TM)         44,873    (40,349)      (23,953)     (19,429)
  Touchstone Third Avenue Value (Grandmaster TM)                  625    (24,253)       25,544        1,916
  Touchstone Third Avenue Value (IQ Annuity TM)                46,445   (133,295)      (43,001)    (129,851)
  Touchstone Third Avenue Value (Pinnacleplus TM)              13,096     (4,884)       (5,182)       3,030
  Touchstone Third Avenue Value (IQ Advisor Standard TM)          611     (2,901)        4,447        2,157
  Touchstone Value Plus (AnnuiChoice TM)                          333    (21,939)        7,357      (14,249)
  Touchstone Value Plus (AnnuiChoiceTM 2) (September 1)*        1,873         --            --        1,873
  Touchstone Value Plus (GrandMaster flex3 TM)                    802     (1,742)       (3,045)      (3,985)
  Touchstone Value Plus (Grandmaster TM)                           --     (1,043)           --       (1,043)
  Touchstone Value Plus (IQ Annuity TM)                         7,563    (17,652)      144,048      133,959
  Touchstone Value Plus (Pinnacleplus TM)                          --        (29)        1,712        1,683
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                               2,692     (8,523)       10,694        4,863
  JP Morgan Bond (GrandMaster flex3 TM)                         7,789    (15,627)           23       (7,815)
  JP Morgan Bond (Grandmaster TM)                                  --     (9,132)        8,039       (1,093)
  JP Morgan Bond (IQ3 TM)                                       9,718    (23,824)       18,687        4,581
  JP Morgan Bond (Pinnacleplus TM)                                236     (4,152)        4,720          804
  JP Morgan International Equity (AnnuiChoice TM)               1,490     (7,339)        7,669        1,820
  JP Morgan International Equity (AnnuiChoiceTM 2)
   (September 1)*                                               2,563         (1)          118        2,680
  JP Morgan International Equity (GrandMaster flex3 TM)            --     (8,548)       29,197       20,649
  JP Morgan International Equity (Grandmaster TM)                   3     (1,567)       19,626       18,062
  JP Morgan International Equity (IQ3 TM)                       4,855    (14,242)        8,190       (1,197)
  JP Morgan International Equity (Pinnacleplus TM)                442     (1,507)        9,060        7,995
  JP Morgan International Equity (IQ Advisor Standard TM)       2,693         (5)        1,027        3,715


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                             Increase (decrease) in net assets from operations:
                                                                    ---------------------------------------------------------------
                                                                                                Change in net
                                                                                                  unrealized
                                                                                 Net realized    appreciation      Net increase
                                                                                 gain (loss)    (depreciation)   (decrease) in net
                                                                Net investment    on sale of      during the     assets resulting
                       Division                                 income (loss)    investments        period        from operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan Mid Cap Value (AnnuiChoice TM)                      $        6,981   $     69,183   $       28,739   $         104,903
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                         2,260        187,633            6,729             196,622
  JP Morgan Mid Cap Value (Grandmaster TM)                               2,239         21,928           11,090              35,257
  JP Morgan Mid Cap Value (IQ3 TM)                                       3,508         58,614           20,374              82,496
  JP Morgan Mid Cap Value (Pinnacleplus TM)                                644         61,525           (1,079)             61,090
  Fidelity VIP Equity-Income (Grandmaster TM)                        1,030,968      4,652,300         (493,176)          5,190,092
  Fidelity VIP Growth (Grandmaster TM)                                (170,844)    (1,360,117)       2,453,216             922,255
  Fidelity VIP High Income (Grandmaster TM)                            288,264        (58,053)         256,812             487,023
  Fidelity VIP II Asset Manager (Grandmaster TM)                       221,165       (243,550)         808,955             786,570
  Fidelity VIP II Contrafund (Grandmaster TM)                          (28,556)     5,859,979       (3,125,341)          2,706,082
  Fidelity VIP II Index 500 (Grandmaster TM)                            78,597        485,184        1,251,142           1,814,923
  Fidelity VIP II Index 500 (IQ Annuity TM)                              4,152         36,342           94,045             134,539
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)               256,810       (166,974)         154,240             244,076
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)                 42,615        (18,367)          14,509              38,757
  Fidelity VIP III Balanced (Grandmaster TM)                            17,035        218,085          (44,500)            190,620
  Fidelity VIP III Growth & Income (Grandmaster TM)                      3,332      1,132,977         (431,217)            705,092
  Fidelity VIP III Growth Opportunities (Grandmaster TM)               (10,996)       251,665         (178,527)             62,142
  Fidelity VIP Overseas (Grandmaster TM)                                24,242      1,403,492          (22,056)          1,405,678
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Annuichoice TM) (July 31)*                  2,432            253           12,080              14,765
  Touchstone Aggressive ETF (Annuichoice TM 2)
   (September 1)*                                                          162              1              140                 303
  Touchstone Conservative ETF (Annuichoice TM) (July 31)*                  803            120            4,820               5,743
  Touchstone Conservative ETF (Annuichoice TM 2)
   (September 1)*                                                           33             --              (47)                (14
  Touchstone Enhanced ETF (Annuichoice TM) (July 31)*                      736             25           10,077              10,838
  Touchstone Enhanced ETF (Annuichoice TM 2) (September 1)*                  4             --               (1)                  3
  Touchstone GMAB Moderate ETF (Annuichoice TM) (July 31)*                 180              8            1,946               2,134
  Touchstone Moderate ETF (Annuichoice TM) (July 31)*                    2,179            138           14,867              17,184
  Touchstone Moderate ETF (Annuichoice TM 2) (September 1)*                 98              1              195                 294
  Touchstone Money Market (AnnuiChoice TM)                             160,657             --               --             160,657
  Touchstone Money Market (AnnuiChoiceTM 2) (September 1)*                 705             --               --                 705
  Touchstone Money Market (GrandMaster flex3 TM)                        95,891             --               --              95,891
  Touchstone Money Market (IQ Annuity TM)                              249,191             --               --             249,191
  Touchstone Money Market (Pinnacleplus TM)                             11,033             --               --              11,033
  Touchstone Money Market (IQ Advisor Standard TM)                       8,859             --               (3)              8,856
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                            34,769        293,512         (152,321)            175,960
  Fidelity VIP Growth (IQ Annuity TM)                                   (9,631)        31,481           22,996              44,846
  Fidelity VIP High Income (IQ Annuity TM)                              36,644        (50,050)          87,910              74,504
  Fidelity VIP II Asset Manager (IQ Annuity TM)                          4,747          9,748           (2,018)             12,477
  Fidelity VIP II Contrafund (IQ Annuity TM)                            (4,796)       573,862         (331,436)            237,630
  Fidelity VIP III Balanced (IQ Annuity TM)                              1,618         20,508           (4,199)             17,927
  Fidelity VIP III Growth & Income (IQ Annuity TM)                      (1,546)        52,247          (15,889)             34,812
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)                   (902)        23,310          (17,900)              4,508
  Fidelity VIP III Mid Cap (Grandmaster TM)                            (29,538)     1,529,814         (997,860)            502,416
  Fidelity VIP III Mid Cap (IQ Annuity TM)                                 754        756,503         (497,395)            259,862
  Fidelity VIP Overseas (IQ Annuity TM)                                    (60)        38,628           (2,636)             35,932
  MFS Capital Opportunities (AnnuiChoice TM)                            (3,111)        31,374            9,554              37,817
  MFS Capital Opportunities (AnnuiChoiceTM 2)
   (September 1)*                                                          (34)             1              518                 485
  MFS Capital Opportunities (GrandMaster flex3 TM)                      (4,441)        23,425           18,246              37,230
  MFS Capital Opportunities (Grandmaster TM)                            (2,145)        23,680           (2,304)             19,231
  MFS Capital Opportunities (IQ Annuity TM)                             (6,746)        51,072           15,353              59,679
  MFS Capital Opportunities (Pinnacleplus TM)                             (934)         3,461            4,370               6,897

                                                             Increase (decrease) in net assets from contract related transactions
                                                           -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                              Net                         in net
                                                                                           transfers                   assets from
                                                           Contributions     Contract        among         Contract      contract
                                                           from contract   terminations    investment    maintenance     related
                       Division                               holders      and benefits     options        charges     transactions
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan Mid Cap Value (AnnuiChoice TM)                   $    27,376   $    (49,912)  $   (175,733)  $    (4,081)  $   (202,350)
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                   9,330        (77,528)        16,985        (2,134)       (53,347)
  JP Morgan Mid Cap Value (Grandmaster TM)                            10        (42,556)       (76,544)          (30)      (119,120)
  JP Morgan Mid Cap Value (IQ3 TM)                                 6,445       (311,224)       (65,057)         (732)      (370,568)
  JP Morgan Mid Cap Value (Pinnacleplus TM)                          500        (49,732)      (143,326)         (537)      (193,095)
  Fidelity VIP Equity-Income (Grandmaster TM)                     91,963     (5,482,641)    (5,176,511)      (12,213)   (10,579,402)
  Fidelity VIP Growth (Grandmaster TM)                           101,816     (4,287,575)    (1,421,653)       (9,800)    (5,617,212)
  Fidelity VIP High Income (Grandmaster TM)                       27,337     (1,678,021)    (1,455,319)       (1,851)    (3,107,854)
  Fidelity VIP II Asset Manager (Grandmaster TM)                  69,084     (3,022,114)      (794,380)       (7,583)    (3,754,993)
  Fidelity VIP II Contrafund (Grandmaster TM)                    107,733     (6,497,576)     3,849,977       (12,952)    (2,552,818)
  Fidelity VIP II Index 500 (Grandmaster TM)                          --     (3,587,603)    (1,047,529)       (6,627)    (4,641,759)
  Fidelity VIP II Index 500 (IQ Annuity TM)                           --       (204,017)       (27,085)         (946)      (232,048)
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)          15,145     (1,947,870)      (157,650)       (2,660)    (2,093,035)
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)           12,289       (123,341)      (164,682)         (308)      (276,042)
  Fidelity VIP III Balanced (Grandmaster TM)                      48,956       (558,112)       (87,133)         (869)      (597,158)
  Fidelity VIP III Growth & Income (Grandmaster TM)               13,442     (1,639,897)    (4,112,735)       (2,571)    (5,741,761)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)           5,275       (685,426)      (226,174)       (1,524)      (907,849)
  Fidelity VIP Overseas (Grandmaster TM)                          14,338     (2,024,725)      (267,169)       (4,235)    (2,281,791)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Annuichoice TM) (July 31)*          195,679         (4,000)        18,814            (3)       210,490
  Touchstone Aggressive ETF (Annuichoice TM 2)
   (September 1)*                                                 14,309             --              1            --         14,310
  Touchstone Conservative ETF (Annuichoice TM) (July 31)*         86,728         (2,968)        61,854            --        145,614
  Touchstone Conservative ETF (Annuichoice TM 2)
   (September 1)*                                                  5,000             --              1            --          5,001
  Touchstone Enhanced ETF (Annuichoice TM) (July 31)*              9,489             --        155,555           (82)       164,962
  Touchstone Enhanced ETF (Annuichoice TM 2)
   (September 1)*                                                  1,562             --             (2)           --          1,560
  Touchstone GMAB Moderate ETF (Annuichoice TM) (July 31)*        34,135             --              4            --         34,139
  Touchstone Moderate ETF (Annuichoice TM) (July 31)*            217,512         (2,833)        90,706           (23)       305,362
  Touchstone Moderate ETF (Annuichoice TM 2) (September 1)*       13,068             --              1            --         13,069
  Touchstone Money Market (AnnuiChoice TM)                        89,765     (2,383,842)     3,278,053       (25,307)       958,669
  Touchstone Money Market (AnnuiChoiceTM 2) (September 1)*       140,000             --             (1)           --        139,999
  Touchstone Money Market (GrandMaster flex3 TM)                 608,240     (1,498,769)     1,051,593        (7,452)       153,612
  Touchstone Money Market (IQ Annuity TM)                      1,128,636     (6,914,063)     1,731,610       (26,558)    (4,080,375)
  Touchstone Money Market (Pinnacleplus TM)                      250,421         (3,560)      (174,962)         (465)        71,434
  Touchstone Money Market (IQ Advisor Standard TM)             1,034,127         (7,352)      (830,256)           --        196,519
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                         165       (111,201)       (22,065)         (349)      (133,450)
  Fidelity VIP Growth (IQ Annuity TM)                              1,450        (93,235)      (186,580)         (616)      (278,981)
  Fidelity VIP High Income (IQ Annuity TM)                         1,000       (336,635)      (467,378)         (470)      (803,483)
  Fidelity VIP II Asset Manager (IQ Annuity TM)                       --        (36,192)       (90,273)         (166)      (126,631)
  Fidelity VIP II Contrafund (IQ Annuity TM)                      20,259       (726,770)      (147,749)         (941)      (855,201)
  Fidelity VIP III Balanced (IQ Annuity TM)                           --        (73,818)        (9,827)         (146)       (83,791)
  Fidelity VIP III Growth & Income (IQ Annuity TM)                    --       (100,348)       (67,932)         (237)      (168,517)
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)               --        (51,607)       (35,742)          (85)       (87,434)
  Fidelity VIP III Mid Cap (Grandmaster TM)                        6,051     (2,177,696)     4,389,875        (2,435)     2,215,795
  Fidelity VIP III Mid Cap (IQ Annuity TM)                        11,501       (413,000)      (367,439)         (613)      (769,551)
  Fidelity VIP Overseas (IQ Annuity TM)                               --        (59,669)        (3,737)          (98)       (63,504)
  MFS Capital Opportunities (AnnuiChoice TM)                       8,876       (202,033)       (16,213)       (1,777)      (211,147)
  MFS Capital Opportunities (AnnuiChoiceTM 2)
   (September 1)*                                                 20,000             --             (5)           --         19,995
  MFS Capital Opportunities (GrandMaster flex3 TM)                    --        (39,709)       (63,309)         (225)      (103,243)
  MFS Capital Opportunities (Grandmaster TM)                          --        (81,577)       (66,386)          (44)      (148,007)
  MFS Capital Opportunities (IQ Annuity TM)                          350        (67,423)      (105,635)         (354)      (173,062)
  MFS Capital Opportunities (Pinnacleplus TM)                         --        (21,100)            (1)          (95)       (21,196)

                                                                 Increase     Net assets,
                                                                (decrease)     beginning     Net assets,
                       Division                               in net assets     of year      end of year
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan Mid Cap Value (AnnuiChoice TM)                    $     (97,447)  $    755,117   $    657,670
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                    143,275      1,222,568      1,365,843
  JP Morgan Mid Cap Value (Grandmaster TM)                          (83,863)       291,764        207,901
  JP Morgan Mid Cap Value (IQ3 TM)                                 (288,072)       735,203        447,131
  JP Morgan Mid Cap Value (Pinnacleplus TM)                        (132,005)       554,260        422,255
  Fidelity VIP Equity-Income (Grandmaster TM)                    (5,389,310)    34,307,829     28,918,519
  Fidelity VIP Growth (Grandmaster TM)                           (4,694,957)    21,500,179     16,805,222
  Fidelity VIP High Income (Grandmaster TM)                      (2,620,831)     7,395,352      4,774,521
  Fidelity VIP II Asset Manager (Grandmaster TM)                 (2,968,423)    15,860,504     12,892,081
  Fidelity VIP II Contrafund (Grandmaster TM)                       153,264     28,894,878     29,048,142
  Fidelity VIP II Index 500 (Grandmaster TM)                     (2,826,836)    15,684,209     12,857,373
  Fidelity VIP II Index 500 (IQ Annuity TM)                         (97,509)     1,105,400      1,007,891
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)         (1,848,959)     9,955,877      8,106,918
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)            (237,285)     1,621,647      1,384,362
  Fidelity VIP III Balanced (Grandmaster TM)                       (406,538)     2,302,841      1,896,303
  Fidelity VIP III Growth & Income (Grandmaster TM)              (5,036,669)     9,348,726      4,312,057
  Fidelity VIP III Growth Opportunities (Grandmaster TM)           (845,707)     2,449,497      1,603,790
  Fidelity VIP Overseas (Grandmaster TM)                           (876,113)     9,986,962      9,110,849
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Annuichoice TM) (July 31)*             225,255             --        225,255
  Touchstone Aggressive ETF (Annuichoice TM 2)
   (September 1)*                                                    14,613             --         14,613
  Touchstone Conservative ETF (Annuichoice TM) (July 31)*           151,357             --        151,357
  Touchstone Conservative ETF (Annuichoice TM 2)
   (September 1)*                                                     4,987             --          4,987
  Touchstone Enhanced ETF (Annuichoice TM) (July 31)*               175,800             --        175,800
  Touchstone Enhanced ETF (Annuichoice TM 2)
   (September 1)*                                                     1,563             --          1,563
  Touchstone GMAB Moderate ETF (Annuichoice TM) (July 31)*           36,273             --         36,273
  Touchstone Moderate ETF (Annuichoice TM) (July 31)*               322,546             --        322,546
  Touchstone Moderate ETF (Annuichoice TM 2) (September 1)*          13,363             --         13,363
  Touchstone Money Market (AnnuiChoice TM)                        1,119,326      4,466,566      5,585,892
  Touchstone Money Market (AnnuiChoiceTM 2) (September 1)*          140,704             --        140,704
  Touchstone Money Market (GrandMaster flex3 TM)                    249,503      1,628,241      1,877,744
  Touchstone Money Market (IQ Annuity TM)                        (3,831,184)     9,861,606      6,030,422
  Touchstone Money Market (Pinnacleplus TM)                          82,467        247,368        329,835
  Touchstone Money Market (IQ Advisor Standard TM)                  205,375         61,268        266,643
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                         42,510      1,185,897      1,228,407
  Fidelity VIP Growth (IQ Annuity TM)                              (234,135)       966,290        732,155
  Fidelity VIP High Income (IQ Annuity TM)                         (728,979)     1,379,346        650,367
  Fidelity VIP II Asset Manager (IQ Annuity TM)                    (114,154)       348,251        234,097
  Fidelity VIP II Contrafund (IQ Annuity TM)                       (617,571)     2,940,508      2,322,937
  Fidelity VIP III Balanced (IQ Annuity TM)                         (65,864)       223,475        157,611
  Fidelity VIP III Growth & Income (IQ Annuity TM)                 (133,705)       417,518        283,813
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)             (82,926)       187,224        104,298
  Fidelity VIP III Mid Cap (Grandmaster TM)                       2,718,211      5,742,507      8,460,718
  Fidelity VIP III Mid Cap (IQ Annuity TM)                         (509,689)     2,649,448      2,139,759
  Fidelity VIP Overseas (IQ Annuity TM)                             (27,572)       256,897        229,325
  MFS Capital Opportunities (AnnuiChoice TM)                       (173,330)       501,682        328,352
  MFS Capital Opportunities (AnnuiChoiceTM 2)
   (September 1)*                                                    20,480             --         20,480
  MFS Capital Opportunities (GrandMaster flex3 TM)                  (66,013)       389,578        323,565
  MFS Capital Opportunities (Grandmaster TM)                       (128,776)       239,957        111,181
  MFS Capital Opportunities (IQ Annuity TM)                        (113,383)       625,750        512,367
  MFS Capital Opportunities (Pinnacleplus TM)                       (14,299)        69,515         55,216

                                                                             Unit Transactions
                                                              -----------------------------------------------
                                                                                                    Increase
                                                                Units     Units         Units      (decrease)
Division                                                      purchased   redeemed   transferred    in units
-------------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan Mid Cap Value (AnnuiChoice TM)                        1,744     (3,260)      (10,655)     (12,171)
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                    619     (5,086)        2,097       (2,370)
  JP Morgan Mid Cap Value (Grandmaster TM)                            1     (3,166)       (5,828)      (8,993)
  JP Morgan Mid Cap Value (IQ3 TM)                                  450    (19,585)       (3,863)     (22,998)
  JP Morgan Mid Cap Value (Pinnacleplus TM)                          33     (3,349)       (9,750)     (13,066)
  Fidelity VIP Equity-Income (Grandmaster TM)                     1,787   (105,378)      (99,426)    (203,017)
  Fidelity VIP Growth (Grandmaster TM)                            1,887    (79,350)      (27,418)    (104,881)
  Fidelity VIP High Income (Grandmaster TM)                       1,651   (100,330)      (88,597)    (187,276)
  Fidelity VIP II Asset Manager (Grandmaster TM)                  2,099    (92,382)      (24,237)    (114,520)
  Fidelity VIP II Contrafund (Grandmaster TM)                     2,842   (168,553)       96,955      (68,756)
  Fidelity VIP II Index 500 (Grandmaster TM)                         --   (118,610)      (34,834)    (153,444)
  Fidelity VIP II Index 500 (IQ Annuity TM)                          --    (20,475)       (2,695)     (23,170)
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)            526    (67,633)       (5,176)     (72,283)
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)             894     (8,999)      (12,037)     (20,142)
  Fidelity VIP III Balanced (Grandmaster TM)                      3,389    (38,302)       (6,337)     (41,250)
  Fidelity VIP III Growth & Income (Grandmaster TM)                 818    (99,741)     (246,486)    (345,409)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)            460    (58,987)      (19,348)     (77,875)
  Fidelity VIP Overseas (Grandmaster TM)                            481    (67,988)       (9,458)     (76,965)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Annuichoice TM) (July 31)*          19,233       (377)        1,775       20,631
  Touchstone Aggressive ETF (Annuichoice TM 2)
   (September 1)*                                                 1,363         --            --        1,363
  Touchstone Conservative ETF (Annuichoice TM) (July 31)*         8,573       (285)        5,989       14,277
  Touchstone Conservative ETF (Annuichoice TM 2)
   (September 1)*                                                   478         --            --          478
  Touchstone Enhanced ETF (Annuichoice TM) (July 31)*               907         (8)       15,015       15,914
  Touchstone Enhanced ETF (Annuichoice TM 2)
   (September 1)*                                                   144         --            --          144
  Touchstone GMAB Moderate ETF (Annuichoice TM) (July 31)*        3,385         --            --        3,385
  Touchstone Moderate ETF (Annuichoice TM) (July 31)*            21,534       (272)        8,761       30,023
  Touchstone Moderate ETF (Annuichoice TM 2) (September 1)*       1,264         --            --        1,264
  Touchstone Money Market (AnnuiChoice TM)                       11,820   (237,274)      316,279       90,825
  Touchstone Money Market (AnnuiChoiceTM 2) (September 1)*       13,893         --            --       13,893
  Touchstone Money Market (GrandMaster flex3 TM)                 60,852   (148,478)      106,953       19,327
  Touchstone Money Market (IQ Annuity TM)                       116,358   (689,014)      173,554     (399,102)
  Touchstone Money Market (Pinnacleplus TM)                      24,794       (397)      (17,091)       7,306
  Touchstone Money Market (IQ Advisor Standard TM)               99,125       (705)      (79,442)      18,978
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                         14     (8,984)       (3,690)     (12,660)
  Fidelity VIP Growth (IQ Annuity TM)                               162    (10,523)      (20,917)     (31,278)
  Fidelity VIP High Income (IQ Annuity TM)                          107    (35,720)      (49,632)     (85,245)
  Fidelity VIP II Asset Manager (IQ Annuity TM)                      --     (3,475)       (8,839)     (12,314)
  Fidelity VIP II Contrafund (IQ Annuity TM)                      1,444    (50,884)      (10,962)     (60,402)
  Fidelity VIP III Balanced (IQ Annuity TM)                          --     (6,846)         (899)      (7,745)
  Fidelity VIP III Growth & Income (IQ Annuity TM)                   --     (9,799)       (6,596)     (16,395)
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)              --     (6,892)       (4,434)     (11,326)
  Fidelity VIP III Mid Cap (Grandmaster TM)                         198    (70,800)      135,896       65,294
  Fidelity VIP III Mid Cap (IQ Annuity TM)                          357    (12,643)      (11,746)     (24,032)
  Fidelity VIP Overseas (IQ Annuity TM)                              --     (4,539)         (322)      (4,861)
  MFS Capital Opportunities (AnnuiChoice TM)                      1,421    (28,386)       (2,173)     (29,138)
  MFS Capital Opportunities (AnnuiChoiceTM 2)
   (September 1)*                                                 1,869         --            --        1,869
  MFS Capital Opportunities (GrandMaster flex3 TM)                   --     (3,706)       (5,947)      (9,653)
  MFS Capital Opportunities (Grandmaster TM)                         --     (9,908)       (8,375)     (18,283)
  MFS Capital Opportunities (IQ Annuity TM)                          48     (9,527)      (14,691)     (24,170)
  MFS Capital Opportunities (Pinnacleplus TM)                        --     (1,686)           --       (1,686)


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                       Increase (decrease) in net assets from operations:
                                                              -------------------------------------------------------------------
                                                                                              Change in net
                                                                                                unrealized
                                                                               Net realized    appreciation      Net increase
                                                                               gain (loss)    (depreciation)   (decrease) in net
                                                              Net investment    on sale of      during the     assets resulting
                       Division                               income (loss)    investments        period        from operations
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Emerging Growth (AnnuiChoice TM)                          $     (1,550)  $     32,879   $      (18,349)  $          12,980
  MFS Emerging Growth (Annuichoice TM 2) (September 1)*                   --             --               (1)                 (1)
  MFS Emerging Growth (GrandMaster flex3 TM)                          (1,171)         7,927           (3,900)              2,856
  MFS Emerging Growth (Grandmaster TM)                                (1,277)         1,730           (3,502)             (3,049)
  MFS Emerging Growth (IQ Annuity TM)                                 (7,565)        42,648           (9,012)             26,071
  MFS Emerging Growth (Pinnacleplus TM)                                 (172)         1,018             (592)                254
  MFS Investors Growth Stock (AnnuiChoice TM)                         (6,204)        48,062           (3,588)             38,270
  MFS Investors Growth Stock (GrandMaster flex3 TM)                  (10,730)        42,024           (2,040)             29,254
  MFS Investors Growth Stock (Grandmaster TM)                         (1,416)         7,977             (841)              5,720
  MFS Investors Growth Stock (IQ Annuity TM)                          (3,542)        54,509          (32,278)             18,689
  MFS Investors Growth Stock (Pinnacleplus TM)                        (2,971)         3,201            9,241               9,471
  MFS Mid Cap Growth (AnnuiChoice TM)                                 (6,270)        66,454          (51,251)              8,933
  MFS Mid Cap Growth (AnnuiChoiceTM 2) (September 1)*                     (6)            --              118                 112
  MFS Mid Cap Growth (GrandMaster flex3 TM)                           (4,014)        49,205          (32,726)             12,465
  MFS Mid Cap Growth (Grandmaster TM)                                 (4,274)        52,789          (41,849)              6,666
  MFS Mid Cap Growth (IQ Annuity TM)                                 (12,739)        94,556          (63,895)             17,922
  MFS Mid Cap Growth (Pinnacleplus TM)                                (1,417)         6,187           (4,499)                271
  MFS New Discovery (AnnuiChoice TM)                                  (2,876)        28,464           11,969              37,557
  MFS New Discovery (AnnuiChoiceTM 2) (September 1)*                      (1)            --              (10)                (11)
  MFS New Discovery (GrandMaster flex3 TM)                            (1,812)         8,649            5,063              11,900
  MFS New Discovery (Grandmaster TM)                                  (2,475)        15,297            3,750              16,572
  MFS New Discovery (IQ Annuity TM)                                   (4,062)        34,780            1,599              32,317
  MFS New Discovery (Pinnacleplus TM)                                   (421)           889            2,255               2,723
  MFS Total Return (AnnuiChoice TM)                                   93,742        492,290         (181,407)            404,625
  MFS Total Return (AnnuiChoiceTM 2) (September 1)*                      (31)             1              517                 487
  MFS Total Return (GrandMaster flex3 TM)                             25,784        123,986           29,592             179,362
  MFS Total Return (Grandmaster TM)                                  115,801        807,484         (644,232)            279,053
  MFS Total Return (IQ Annuity TM)                                    43,593        311,317          (55,803)            299,107
  MFS Total Return (Pinnacleplus TM)                                   9,933         33,182           31,153              74,268
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                          8,901         21,238            2,626              32,765
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                      (64)           766            9,414              10,116
  Fidelity VIP Asset Manager (IQ3)                                    18,618          4,792            4,252              27,662
  Fidelity VIP Asset Manager (Pinnacleplus TM)                         1,354          2,357            2,873               6,584
  Fidelity VIP Balanced (AnnuiChoice TM)                              12,405         68,669           69,083             150,157
  Fidelity VIP Balanced (AnnuiChoiceTM 2) (September 1)*                  --             --                5                   5
  Fidelity VIP Balanced (GrandMaster flex3 TM)                          (207)        30,544           11,029              41,366
  Fidelity VIP Balanced (IQ3 TM)                                         879         43,304           30,452              74,635
  Fidelity VIP Balanced (Pinnacleplus TM)                                346          4,727            2,524               7,597
  Fidelity VIP Contrafund (AnnuiChoice TM)                             4,968      1,213,269         (487,245)            730,992
  Fidelity VIP Contrafund (AnnuiChoiceTM 2) (September 1)*               361          5,798           (4,012)              2,147
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                     (24,679)     1,619,752         (869,699)            725,374
  Fidelity VIP Contrafund (IQ3)                                      (30,564)     1,475,896         (778,799)            666,533
  Fidelity VIP Contrafund (Pinnacleplus TM)                           (9,431)       237,466          (78,803)            149,232
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                       724         17,384           (1,181)             16,927
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)            (476)        10,640               33              10,197
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoiceTM 2)
   (September 1)*                                                         --              8               (6)                  2
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster
   flex3 TM)                                                            (511)         4,598              360               4,447
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)            (842)         8,725           (4,349)              3,534
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)             (521)         2,689             (359)              1,809
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)         (1,543)        25,834           (6,401)             17,890
  Fidelity VIP Dynamic Capital Appreciation (IQ Advisor
   Standard TM)                                                           45            794              (51)                788
  Fidelity VIP Equity-Income (AnnuiChoice TM)                        134,662        862,678         (320,263)            677,077

                                                              Increase (decrease) in net assets from contract related transactions
                                                          -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                               Net                        in net
                                                                                            transfers                  assets from
                                                            Contributions     Contract        among        Contract      contract
                                                            from contract   terminations   investment    maintenance     related
                       Division                                holders      and benefits     options       charges     transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Emerging Growth (AnnuiChoice TM)                         $       --   $     (9,918)  $  (216,749)  $    (1,413)  $   (228,080)
  MFS Emerging Growth (Annuichoice TM 2) (September 1)*               563             --            (2)           --            561
  MFS Emerging Growth (GrandMaster flex3 TM)                        6,121             --        (6,343)          (35)          (257)
  MFS Emerging Growth (Grandmaster TM)                                 10        (50,762)       41,986           (19)        (8,785)
  MFS Emerging Growth (IQ Annuity TM)                              15,058        (84,675)      (44,797)         (308)      (114,722)
  MFS Emerging Growth (Pinnacleplus TM)                             5,170           (735)       (8,088)           (4)        (3,657)
  MFS Investors Growth Stock (AnnuiChoice TM)                       6,582       (252,157)      (49,444)       (3,883)      (298,902)
  MFS Investors Growth Stock (GrandMaster flex3 TM)                    --        (94,221)      178,558        (2,106)        82,231
  MFS Investors Growth Stock (Grandmaster TM)                       2,040        (75,659)       12,561           (44)       (61,102)
  MFS Investors Growth Stock (IQ Annuity TM)                        3,917        (94,608)     (122,094)         (335)      (213,120)
  MFS Investors Growth Stock (Pinnacleplus TM)                      1,000        (20,502)       38,720          (209)        19,009
  MFS Mid Cap Growth (AnnuiChoice TM)                              14,484       (135,343)     (137,187)       (4,816)      (262,862)
  MFS Mid Cap Growth (AnnuiChoiceTM 2) (September 1)*               5,500             --             1            --          5,501
  MFS Mid Cap Growth (GrandMaster flex3 TM)                        17,846        (30,601)     (229,227)         (570)      (242,552)
  MFS Mid Cap Growth (Grandmaster TM)                                 293        (45,632)     (244,808)         (135)      (290,282)
  MFS Mid Cap Growth (IQ Annuity TM)                               70,494       (188,897)     (229,751)         (658)      (348,812)
  MFS Mid Cap Growth (Pinnacleplus TM)                              5,170        (29,847)       41,936          (137)        17,122
  MFS New Discovery (AnnuiChoice TM)                               10,071        (14,467)     (103,531)       (1,665)      (109,592)
  MFS New Discovery (AnnuiChoiceTM 2) (September 1)*                4,200             --            (3)           --          4,197
  MFS New Discovery (GrandMaster flex3 TM)                          4,268        (28,472)       14,507          (144)        (9,841)
  MFS New Discovery (Grandmaster TM)                                   --        (47,118)       (4,456)          (61)       (51,635)
  MFS New Discovery (IQ Annuity TM)                                   150        (41,840)      (52,844)         (252)       (94,786)
  MFS New Discovery (Pinnacleplus TM)                                  --         (1,807)            2            --         (1,805)
  MFS Total Return (AnnuiChoice TM)                                84,014       (721,430)   (1,342,690)      (22,557)    (2,002,663)
  MFS Total Return (AnnuiChoiceTM 2) (September 1)*                12,940             --            12            --         12,952
  MFS Total Return (GrandMaster flex3 TM)                         124,689       (418,118)       63,848        (1,972)      (231,553)
  MFS Total Return (Grandmaster TM)                                20,031       (542,634)   (4,063,790)         (745)    (4,587,138)
  MFS Total Return (IQ Annuity TM)                                159,049       (871,594)     (425,729)       (2,649)    (1,140,923)
  MFS Total Return (Pinnacleplus TM)                               11,190        (66,881)      (60,796)         (909)      (117,396)
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                     112,683       (173,167)     (103,269)       (2,234)      (165,987)
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                73,147         (7,461)       87,886          (156)       153,416
  Fidelity VIP Asset Manager (IQ3)                                126,102       (124,766)     (685,335)       (1,106)      (685,105)
  Fidelity VIP Asset Manager (Pinnacleplus TM)                         --        (33,498)          668          (349)       (33,179)
  Fidelity VIP Balanced (AnnuiChoice TM)                           17,670        (84,304)       27,710       (11,912)       (50,836)
  Fidelity VIP Balanced (AnnuiChoiceTM 2) (September 1)*              366             --            (1)           --            365
  Fidelity VIP Balanced (GrandMaster flex3 TM)                    123,440       (106,361)       20,448          (263)        37,264
  Fidelity VIP Balanced (IQ3 TM)                                  132,149       (120,142)          387        (1,267)        11,127
  Fidelity VIP Balanced (Pinnacleplus TM)                          21,622        (46,997)           (7)          (82)       (25,464)
  Fidelity VIP Contrafund (AnnuiChoice TM)                        502,503       (947,484)    1,597,893       (31,603)     1,121,309
  Fidelity VIP Contrafund (AnnuiChoiceTM 2) (September 1)*         79,841             (7)        1,106            --         80,940
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                  591,282       (810,336)      114,262       (10,366)      (115,158)
  Fidelity VIP Contrafund (IQ3)                                 1,167,084     (1,588,476)   (1,318,915)       (6,783)    (1,747,090)
  Fidelity VIP Contrafund (Pinnacleplus TM)                       261,923       (144,156)      127,103        (2,322)       242,548
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                     --           (645)        7,976            --          7,331
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)       13,480        (15,158)      106,988          (514)       104,796
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoiceTM 2)
   (September 1)*                                                     281             --             1            --            282
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster
   flex3 TM)                                                           --         (7,466)       27,606           (16)        20,124
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)           --         (4,841)       76,516           (23)        71,652
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)        24,905        (28,964)        4,438           (20)           359
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)          --         (2,329)      (28,229)         (560)       (31,118)
  Fidelity VIP Dynamic Capital Appreciation (IQ Advisor
   Standard TM)                                                    29,028             --             1            --         29,029
  Fidelity VIP Equity-Income (AnnuiChoice TM)                     225,676       (440,610)     (847,473)      (19,201)    (1,081,608)

                                                                  Increase       Net assets,
                                                                 (decrease)       beginning     Net assets,
                       Division                                 in net assets      of year      end of year
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Emerging Growth (AnnuiChoice TM)                          $    (215,100)   $    350,710   $    135,610
  MFS Emerging Growth (Annuichoice TM 2) (September 1)*                   560              --            560
  MFS Emerging Growth (GrandMaster flex3 TM)                            2,599          60,864         63,463
  MFS Emerging Growth (Grandmaster TM)                                (11,834)        110,708         98,874
  MFS Emerging Growth (IQ Annuity TM)                                 (88,651)        532,682        444,031
  MFS Emerging Growth (Pinnacleplus TM)                                (3,403)         10,046          6,643
  MFS Investors Growth Stock (AnnuiChoice TM)                        (260,632)        775,628        514,996
  MFS Investors Growth Stock (GrandMaster flex3 TM)                   111,485         488,636        600,121
  MFS Investors Growth Stock (Grandmaster TM)                         (55,382)        116,006         60,624
  MFS Investors Growth Stock (IQ Annuity TM)                         (194,431)        363,675        169,244
  MFS Investors Growth Stock (Pinnacleplus TM)                         28,480         157,640        186,120
  MFS Mid Cap Growth (AnnuiChoice TM)                                (253,929)        765,945        512,016
  MFS Mid Cap Growth (AnnuiChoiceTM 2) (September 1)*                   5,613              --          5,613
  MFS Mid Cap Growth (GrandMaster flex3 TM)                          (230,087)        457,577        227,490
  MFS Mid Cap Growth (Grandmaster TM)                                (283,616)        531,875        248,259
  MFS Mid Cap Growth (IQ Annuity TM)                                 (330,890)      1,133,693        802,803
  MFS Mid Cap Growth (Pinnacleplus TM)                                 17,393          92,860        110,253
  MFS New Discovery (AnnuiChoice TM)                                  (72,035)        345,048        273,013
  MFS New Discovery (AnnuiChoiceTM 2) (September 1)*                    4,186              --          4,186
  MFS New Discovery (GrandMaster flex3 TM)                              2,059         106,250        108,309
  MFS New Discovery (Grandmaster TM)                                  (35,063)        200,108        165,045
  MFS New Discovery (IQ Annuity TM)                                   (62,469)        330,497        268,028
  MFS New Discovery (Pinnacleplus TM)                                     918          25,485         26,403
  MFS Total Return (AnnuiChoice TM)                                (1,598,038)      5,114,728      3,516,690
  MFS Total Return (AnnuiChoiceTM 2) (September 1)*                    13,439              --         13,439
  MFS Total Return (GrandMaster flex3 TM)                             (52,191)      2,090,192      2,038,001
  MFS Total Return (Grandmaster TM)                                (4,308,085)      5,852,225      1,544,140
  MFS Total Return (IQ Annuity TM)                                   (841,816)      3,854,704      3,012,888
  MFS Total Return (Pinnacleplus TM)                                  (43,128)        849,374        806,246
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                        (133,222)        596,436        463,214
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                   163,532         125,026        288,558
  Fidelity VIP Asset Manager (IQ3)                                   (657,443)      1,114,711        457,268
  Fidelity VIP Asset Manager (Pinnacleplus TM)                        (26,595)        137,240        110,645
  Fidelity VIP Balanced (AnnuiChoice TM)                               99,321       1,490,854      1,590,175
  Fidelity VIP Balanced (AnnuiChoiceTM 2) (September 1)*                  370              --            370
  Fidelity VIP Balanced (GrandMaster flex3 TM)                         78,630         369,028        447,658
  Fidelity VIP Balanced (IQ3 TM)                                       85,762         653,162        738,924
  Fidelity VIP Balanced (Pinnacleplus TM)                             (17,867)         88,993         71,126
  Fidelity VIP Contrafund (AnnuiChoice TM)                          1,852,301       6,803,321      8,655,622
  Fidelity VIP Contrafund (AnnuiChoiceTM 2) (September 1)*             83,087              --         83,087
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                      610,216       8,199,943      8,810,159
  Fidelity VIP Contrafund (IQ3)                                    (1,080,557)      8,273,698      7,193,141
  Fidelity VIP Contrafund (Pinnacleplus TM)                           391,780       1,456,717      1,848,497
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                     24,258         152,693        176,951
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)          114,993          24,985        139,978
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoiceTM 2)
   (September 1)*                                                         284              --            284
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster
   flex3 TM)                                                           24,571          36,183         60,754
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)           75,186          30,138        105,324
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)             2,168           8,484         10,652
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)         (13,228)        107,065         93,837
  Fidelity VIP Dynamic Capital Appreciation (IQ Advisor
   Standard TM)                                                        29,817              --         29,817
  Fidelity VIP Equity-Income (AnnuiChoice TM)                        (404,531)      4,273,389      3,868,858

                                                                                 Unit Transactions
                                                                -----------------------------------------------
                                                                                                      Increase
                                                                  Units      Units        Units      (decrease)
Division                                                        purchased   redeemed   transferred    in units
---------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Emerging Growth (AnnuiChoice TM)                                 --     (1,588)      (29,668)     (31,256)
  MFS Emerging Growth (Annuichoice TM 2) (September 1)*                51         --            --           51
  MFS Emerging Growth (GrandMaster flex3 TM)                          531         (3)         (612)         (84)
  MFS Emerging Growth (Grandmaster TM)                                  1     (6,758)        4,545       (2,212)
  MFS Emerging Growth (IQ Annuity TM)                               2,477    (14,215)       (7,714)     (19,452)
  MFS Emerging Growth (Pinnacleplus TM)                               409        (56)         (652)        (299)
  MFS Investors Growth Stock (AnnuiChoice TM)                       1,177    (28,855)       (5,540)     (33,218)
  MFS Investors Growth Stock (GrandMaster flex3 TM)                    --     (8,826)       16,447        7,621
  MFS Investors Growth Stock (Grandmaster TM)                         250     (9,064)        1,543       (7,271)
  MFS Investors Growth Stock (IQ Annuity TM)                          571    (13,616)      (16,906)     (29,951)
  MFS Investors Growth Stock (Pinnacleplus TM)                         85     (1,790)        3,351        1,646
  MFS Mid Cap Growth (AnnuiChoice TM)                               2,257    (20,952)      (20,138)     (38,833)
  MFS Mid Cap Growth (AnnuiChoiceTM 2) (September 1)*                 516         --            --          516
  MFS Mid Cap Growth (GrandMaster flex3 TM)                         1,601     (2,818)      (19,792)     (21,009)
  MFS Mid Cap Growth (Grandmaster TM)                                  42     (6,476)      (34,729)     (41,163)
  MFS Mid Cap Growth (IQ Annuity TM)                                9,967    (27,282)      (31,693)     (49,008)
  MFS Mid Cap Growth (Pinnacleplus TM)                                426     (2,416)        3,340        1,350
  MFS New Discovery (AnnuiChoice TM)                                1,016     (1,633)      (10,221)     (10,838)
  MFS New Discovery (AnnuiChoiceTM 2) (September 1)*                  368         --            --          368
  MFS New Discovery (GrandMaster flex3 TM)                            397     (2,439)        1,225         (817)
  MFS New Discovery (Grandmaster TM)                                   --     (5,456)         (478)      (5,934)
  MFS New Discovery (IQ Annuity TM)                                    17     (4,553)       (5,735)     (10,271)
  MFS New Discovery (Pinnacleplus TM)                                  --       (143)           --         (143)
  MFS Total Return (AnnuiChoice TM)                                 7,345    (59,975)     (108,924)    (161,554)
  MFS Total Return (AnnuiChoiceTM 2) (September 1)*                 1,259         --             1        1,260
  MFS Total Return (GrandMaster flex3 TM)                          10,654    (35,464)        4,437      (20,373)
  MFS Total Return (Grandmaster TM)                                 1,700    (45,361)     (338,815)    (382,476)
  MFS Total Return (IQ Annuity TM)                                 11,959    (65,526)      (32,075)     (85,642)
  MFS Total Return (Pinnacleplus TM)                                  943     (5,605)       (5,124)      (9,786)
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                      10,527    (16,256)       (9,352)     (15,081)
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                 6,668       (726)        8,096       14,038
  Fidelity VIP Asset Manager (IQ3)                                 11,586    (11,604)      (63,857)     (63,875)
  Fidelity VIP Asset Manager (Pinnacleplus TM)                         --     (2,976)           59       (2,917)
  Fidelity VIP Balanced (AnnuiChoice TM)                            1,594     (8,522)        2,311       (4,617)
  Fidelity VIP Balanced (AnnuiChoiceTM 2) (September 1)*               35         --            --           35
  Fidelity VIP Balanced (GrandMaster flex3 TM)                      9,907     (8,426)        1,747        3,228
  Fidelity VIP Balanced (IQ3 TM)                                   11,738    (10,512)          549        1,775
  Fidelity VIP Balanced (Pinnacleplus TM)                           1,880     (4,038)           (1)      (2,159)
  Fidelity VIP Contrafund (AnnuiChoice TM)                         36,513    (69,785)      110,675       77,403
  Fidelity VIP Contrafund (AnnuiChoiceTM 2) (September 1)*          7,645         (1)          106        7,750
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                   40,899    (55,564)        2,677      (11,988)
  Fidelity VIP Contrafund (IQ3)                                    78,827   (108,486)      (92,932)    (122,591)
  Fidelity VIP Contrafund (Pinnacleplus TM)                        16,990     (9,526)        8,265       15,729
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                     --        (48)          584          536
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)          956     (1,138)        7,717        7,535
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoiceTM 2)
   (September 1)*                                                      26         --            --           26
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster
   flex3 TM)                                                           --       (566)        1,992        1,426
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)           --       (367)        5,384        5,017
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)         1,930     (2,311)          465           84
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)          --       (211)       (1,629)      (1,840)
  Fidelity VIP Dynamic Capital Appreciation (IQ Advisor
   Standard TM)                                                     2,300         --            --        2,300
  Fidelity VIP Equity-Income (AnnuiChoice TM)                      18,888    (38,358)      (69,450)     (88,920)


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                       Increase (decrease) in net assets from operations:
                                                              ------------------------------------------------------------------
                                                                                              Change in net
                                                                                                unrealized
                                                                               Net realized    appreciation      Net increase
                                                                               gain (loss)    (depreciation)   (decrease) in net
                                                              Net investment    on sale of      during the     assets resulting
                       Division                               income (loss)    investments        period        from operations
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equit-Income (AnnuiChoiceTM 2) (September 1)*    $          5   $         16   $          (13)  $               8
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                   45,031        324,181          (96,982)            272,230
  Fidelity VIP Equity-Income (IQ3 TM)                                 80,198        446,067          (12,491)            513,774
  Fidelity VIP Equity-Income (Pinnacleplus TM)                        12,307         72,503          (14,538)             70,272
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)                  3,287         10,404            3,008              16,699
  Fidelity VIP Growth & Income (AnnuiChoice TM)                           80        221,557          (46,806)            174,831
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                 (3,907)        44,212            2,249              42,554
  Fidelity VIP Growth & Income (IQ3 TM)                               (7,408)       104,922          (15,411)             82,103
  Fidelity VIP Growth & Income (Pinnacleplus TM)                      (3,290)        38,667            8,641              44,018
  Fidelity VIP Growth (AnnuiChoice TM)                               (13,405)       108,521          (10,054)             85,062
  Fidelity VIP Growth (AnnuiChoiceTM 2) (September 1)*                    (4)            --               15                  11
  Fidelity VIP Growth (GrandMaster flex3 TM)                          (9,554)        57,785          (27,426)             20,805
  Fidelity VIP Growth (IQ3 TM)                                       (11,952)       112,676          (31,489)             69,235
  Fidelity VIP Growth (Pinnacleplus TM)                               (1,563)         4,866            1,043               4,346
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                    (245)        10,481           (7,752)              2,484
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)              (469)         6,948           (5,086)              1,393
  Fidelity VIP Growth Opportunities (IQ3 TM)                           3,006         21,660          (12,469)             12,197
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                   (446)           144            1,822               1,520
  Fidelity VIP High Income (AnnuiChoice TM)                           84,486         (2,270)          44,873             127,089
  Fidelity VIP High Income (GrandMaster flex3 TM)                    118,610        (41,896)          99,380             176,094
  Fidelity VIP High Income (IQ3 TM)                                   85,770       (132,781)         242,435             195,424
  Fidelity VIP High Income (Pinnacleplus TM)                           6,872           (870)           3,773               9,775
  Fidelity VIP High Income (IQ Advisor Standard TM)                    3,708          1,970           (1,829)              3,849
  Fidelity VIP Index 500 (AnnuiChoice TM)                              9,548        114,374           70,432             194,354
  Fidelity VIP Index 500 (IQ3 TM)                                      1,535         37,844           81,486             120,865
  Fidelity VIP Index 500 (Pinnacleplus TM)                               (39)            38            2,746               2,745
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                190,085       (134,673)         131,087             186,499
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)           14,913         (9,328)          19,118              24,703
  Fidelity VIP Investment Grade Bond (IQ3 TM)                        115,406        (46,012)          44,998             114,392
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                11,642           (603)           2,868              13,907
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)          1,505         (2,607)           2,235               1,133
  Fidelity VIP Mid Cap (AnnuiChoice TM)                                8,709      1,180,405         (576,208)            612,906
  Fidelity VIP Mid Cap (AnnuiChoiceTM 2) (September 1)*                 (112)             7            1,413               1,308
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                         (5,152)     1,086,367         (621,774)            459,441
  Fidelity VIP Mid Cap (Grandmaster TM)                                 (170)         1,034              430               1,294
  Fidelity VIP Mid Cap (IQ Annuity TM)                                (9,318)       685,486         (244,613)            431,555
  Fidelity VIP Mid Cap (Pinnacleplus TM)                              (6,301)       159,437          (51,831)            101,305
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                           51          1,248              (51)              1,248
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                          (27)         1,208            1,655               2,836
  Fidelity VIP Overseas (AnnuiChoice TM)                                 389        115,845           34,840             151,074
  Fidelity VIP Overseas (AnnuiChoiceTM 2) (September 1)*                 (35)             1            1,218               1,184
  Fidelity VIP Overseas (GrandMaster flex3 TM)                          (444)        53,138           41,718              94,412
  Fidelity VIP Overseas (IQ3 TM)                                        (742)       116,171          (26,850)             88,579
  Fidelity VIP Overseas (Pinnacleplus TM)                               (555)        38,022           (2,252)             35,215
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                          84             36            2,599               2,719
  Fidelity VIP Overseas (IQ Advisor Standard TM)                         904          4,464           15,359              20,727
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)               21,198         (7,430)          (4,108)              9,660
  Van Kampen UIF Emerging Markets Debt (AnnuiChoiceTM 2)
   (September 1)*                                                        (40)             2              665                 627
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)         25,748        (66,949)          34,249              (6,952)
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                       25,985        (24,415)          14,770              16,340
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                     5,281        483,315          304,239             792,835

                                                            Increase (decrease) in net assets from contract related transactions
                                                          -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                               Net                        in net
                                                                                            transfers                  assets from
                                                            Contributions     Contract        among       Contract       contract
                                                            from contract   terminations   investment   maintenance      related
                       Division                                holders      and benefits     options      charges      transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equit-Income (AnnuiChoiceTM 2) (September 1)*   $       --   $         (7)  $       625   $       --    $        618
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                86,857       (583,229)      (73,395)      (4,073)       (573,840)
  Fidelity VIP Equity-Income (IQ3 TM)                              79,953       (610,675)    1,405,908       (3,148)        872,038
  Fidelity VIP Equity-Income (Pinnacleplus TM)                     35,635        (83,793)     (161,269)        (559)       (209,986)
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)                  --           (589)       29,788           --          29,199
  Fidelity VIP Growth & Income (AnnuiChoice TM)                    60,829       (212,994)     (926,443)      (6,728)     (1,085,336)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)              11,944       (141,852)       (1,842)        (843)       (132,593)
  Fidelity VIP Growth & Income (IQ3 TM)                            82,366       (227,177)     (105,819)        (682)       (251,312)
  Fidelity VIP Growth & Income (Pinnacleplus TM)                   26,203        (51,778)     (118,928)        (225)       (144,728)
  Fidelity VIP Growth (AnnuiChoice TM)                             56,020       (354,277)     (233,272)      (9,753)       (541,282)
  Fidelity VIP Growth (AnnuiChoiceTM 2) (September 1)*              3,866             --             4           --           3,870
  Fidelity VIP Growth (GrandMaster flex3 TM)                       14,417       (177,987)      200,228         (956)         35,702
  Fidelity VIP Growth (IQ3 TM)                                      7,068       (216,839)      (84,450)        (662)       (294,883)
  Fidelity VIP Growth (Pinnacleplus TM)                             1,000        (12,053)      (51,694)        (205)        (62,952)
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)               15,573         (9,578)       (3,564)        (423)          2,008
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)          4,920        (10,648)      (14,715)        (130)        (20,573)
  Fidelity VIP Growth Opportunities (IQ3 TM)                        7,617       (128,828)       47,373         (282)        (74,120)
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                  --         (1,868)       11,879          (32)          9,979
  Fidelity VIP High Income (AnnuiChoice TM)                       115,255       (205,756)      472,431       (5,181)        376,749
  Fidelity VIP High Income (GrandMaster flex3 TM)                   8,939     (1,269,445)    1,040,305         (759)       (220,960)
  Fidelity VIP High Income (IQ3 TM)                                14,136     (2,506,324)     (498,199)      (1,636)     (2,992,023)
  Fidelity VIP High Income (Pinnacleplus TM)                           24         (3,751)       12,720         (117)          8,876
  Fidelity VIP High Income (IQ Advisor Standard TM)                    --            (94)       52,537           --          52,443
  Fidelity VIP Index 500 (AnnuiChoice TM)                              --       (144,254)     (266,427)      (8,018)       (418,699)
  Fidelity VIP Index 500 (IQ3 TM)                                      --        (82,716)     (110,566)        (574)       (193,856)
  Fidelity VIP Index 500 (Pinnacleplus TM)                             --             --             4           (9)             (5)
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)             253,682       (748,557)     (578,590)     (37,536)     (1,111,001)
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)       138,297       (157,738)      194,840       (1,282)        174,117
  Fidelity VIP Investment Grade Bond (IQ3 TM)                     612,838       (903,308)      (75,446)      (5,196)       (371,112)
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)             21,898        (22,612)       15,216         (477)         14,025
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)          --           (488)       17,109           --          16,621
  Fidelity VIP Mid Cap (AnnuiChoice TM)                           301,650       (800,835)      782,593      (34,359)        249,049
  Fidelity VIP Mid Cap (AnnuiChoiceTM 2) (September 1)*            69,348            (15)        1,230           --          70,563
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                     260,998       (418,024)       46,953       (7,910)       (117,983)
  Fidelity VIP Mid Cap (Grandmaster TM)                                --             --        16,309           --          16,309
  Fidelity VIP Mid Cap (IQ Annuity TM)                            642,168     (1,360,050)      533,527       (5,064)       (189,419)
  Fidelity VIP Mid Cap (Pinnacleplus TM)                          210,597       (143,501)      255,135       (1,616)        320,615
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                        --             --             1           --               1
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                    56,821        (21,764)       24,957           --          60,014
  Fidelity VIP Overseas (AnnuiChoice TM)                          175,565       (242,180)      370,680       (5,545)        298,520
  Fidelity VIP Overseas (AnnuiChoiceTM 2) (September 1)*           21,344             --            (3)          --          21,341
  Fidelity VIP Overseas (GrandMaster flex3 TM)                     44,804       (109,004)      321,805       (2,541)        255,064
  Fidelity VIP Overseas (IQ3 TM)                                  192,960       (366,906)      (69,822)      (1,289)       (245,057)
  Fidelity VIP Overseas (Pinnacleplus TM)                           1,000         (4,938)      130,013         (302)        125,773
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                       --             --            --           --              --
  Fidelity VIP Overseas (IQ Advisor Standard TM)                    8,794           (521)      (12,682)          --          (4,409)
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)            20,248        (39,422)      148,753       (2,307)        127,272
  Van Kampen UIF Emerging Markets Debt (AnnuiChoiceTM 2)
   (September 1)*                                                  22,011             --            (5)          --          22,006
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)      35,047       (340,981)      629,938         (475)        323,529
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                    92,184       (100,753)     (290,786)      (1,615)       (300,970)
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                 62,489       (261,678)     (198,237)     (13,298)       (410,724)

                                                                Increase      Net assets,
                                                               (decrease)      beginning     Net assets,
                       Division                              in net assets      of year      end of year
----------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equit-Income (AnnuiChoiceTM 2) (September 1)*   $       626    $        --    $       626
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)               (301,610)     1,865,160      1,563,550
  Fidelity VIP Equity-Income (IQ3 TM)                            1,385,812      2,345,217      3,731,029
  Fidelity VIP Equity-Income (Pinnacleplus TM)                    (139,714)       531,185        391,471
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)               45,898         70,297        116,195
  Fidelity VIP Growth & Income (AnnuiChoice TM)                   (910,505)     2,020,369      1,109,864
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)              (90,039)       503,551        413,512
  Fidelity VIP Growth & Income (IQ3 TM)                           (169,209)     1,026,132        856,923
  Fidelity VIP Growth & Income (Pinnacleplus TM)                  (100,710)       474,885        374,175
  Fidelity VIP Growth (AnnuiChoice TM)                            (456,220)     1,950,581      1,494,361
  Fidelity VIP Growth (AnnuiChoiceTM 2) (September 1)*               3,881             --          3,881
  Fidelity VIP Growth (GrandMaster flex3 TM)                        56,507        631,785        688,292
  Fidelity VIP Growth (IQ3 TM)                                    (225,648)     1,185,940        960,292
  Fidelity VIP Growth (Pinnacleplus TM)                            (58,606)       139,236         80,630
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                 4,492         82,408         86,900
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)         (19,180)        57,072         37,892
  Fidelity VIP Growth Opportunities (IQ3 TM)                       (61,923)       164,457        102,534
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)               11,499         27,754         39,253
  Fidelity VIP High Income (AnnuiChoice TM)                        503,838        813,688      1,317,526
  Fidelity VIP High Income (GrandMaster flex3 TM)                  (44,866)     2,029,408      1,984,542
  Fidelity VIP High Income (IQ3 TM)                             (2,796,599)     4,346,093      1,549,494
  Fidelity VIP High Income (Pinnacleplus TM)                        18,651         98,709        117,360
  Fidelity VIP High Income (IQ Advisor Standard TM)                 56,292             --         56,292
  Fidelity VIP Index 500 (AnnuiChoice TM)                         (224,345)     1,607,709      1,383,364
  Fidelity VIP Index 500 (IQ3 TM)                                  (72,991)     1,021,680        948,689
  Fidelity VIP Index 500 (Pinnacleplus TM)                           2,740         20,372         23,112
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)             (924,502)     6,673,979      5,749,477
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)        198,820        737,634        936,454
  Fidelity VIP Investment Grade Bond (IQ3 TM)                     (256,720)     4,608,714      4,351,994
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)              27,932        568,861        596,793
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)       17,754         46,783         64,537
  Fidelity VIP Mid Cap (AnnuiChoice TM)                            861,955      5,872,264      6,734,219
  Fidelity VIP Mid Cap (AnnuiChoiceTM 2) (September 1)*             71,871             --         71,871
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                      341,458      4,353,878      4,695,336
  Fidelity VIP Mid Cap (Grandmaster TM)                             17,603          8,483         26,086
  Fidelity VIP Mid Cap (IQ Annuity TM)                             242,136      3,976,900      4,219,036
  Fidelity VIP Mid Cap (Pinnacleplus TM)                           421,920        812,292      1,234,212
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                      1,249         10,852         12,101
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                     62,850         13,060         75,910
  Fidelity VIP Overseas (AnnuiChoice TM)                           449,594        617,327      1,066,921
  Fidelity VIP Overseas (AnnuiChoiceTM 2) (September 1)*            22,525             --         22,525
  Fidelity VIP Overseas (GrandMaster flex3 TM)                     349,476        398,643        748,119
  Fidelity VIP Overseas (IQ3 TM)                                  (156,478)       977,962        821,484
  Fidelity VIP Overseas (Pinnacleplus TM)                          160,988        100,283        261,271
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                     2,719         16,149         18,868
  Fidelity VIP Overseas (IQ Advisor Standard TM)                    16,318        124,045        140,363
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)            136,932        282,689        419,621
  Van Kampen UIF Emerging Markets Debt (AnnuiChoiceTM 2)
   (September 1)*                                                   22,633             --         22,633
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)      316,577        340,097        656,674
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                   (284,630)       719,535        434,905
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                 382,111      2,435,898      2,818,009

                                                                             Unit Transactions
                                                              -----------------------------------------------
                                                                                                    Increase
                                                                Units      Units        Units      (decrease)
Division                                                      purchased   redeemed   transferred    in units
-------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equit-Income (AnnuiChoiceTM 2) (September 1)*         --         (1)           58           57
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)               6,851    (46,533)       (6,323)     (46,005)
  Fidelity VIP Equity-Income (IQ3 TM)                             6,592    (50,510)      116,398       72,480
  Fidelity VIP Equity-Income (Pinnacleplus TM)                    2,660     (6,201)      (11,903)     (15,444)
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)                --        (50)        2,423        2,373
  Fidelity VIP Growth & Income (AnnuiChoice TM)                   5,847    (20,143)      (86,785)    (101,081)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)             1,010    (11,959)         (396)     (11,345)
  Fidelity VIP Growth & Income (IQ3 TM)                           7,712    (21,421)      (10,934)     (24,643)
  Fidelity VIP Growth & Income (Pinnacleplus TM)                  2,182     (4,291)       (9,774)     (11,883)
  Fidelity VIP Growth (AnnuiChoice TM)                            7,432    (47,112)      (30,131)     (69,811)
  Fidelity VIP Growth (AnnuiChoiceTM 2) (September 1)*              368         --            --          368
  Fidelity VIP Growth (GrandMaster flex3 TM)                      1,482    (17,249)       18,128        2,361
  Fidelity VIP Growth (IQ3 TM)                                    1,184    (26,674)       (8,264)     (33,754)
  Fidelity VIP Growth (Pinnacleplus TM)                              84     (1,040)       (4,418)      (5,374)
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)              1,438       (969)         (365)         104
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)          422       (946)       (1,234)      (1,758)
  Fidelity VIP Growth Opportunities (IQ3 TM)                      1,062    (13,419)        5,790       (6,567)
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                --       (159)          986          827
  Fidelity VIP High Income (AnnuiChoice TM)                      10,079    (18,148)       41,936       33,867
  Fidelity VIP High Income (GrandMaster flex3 TM)                   688    (98,614)       80,746      (17,180)
  Fidelity VIP High Income (IQ3 TM)                               1,191   (196,666)      (39,783)    (235,258)
  Fidelity VIP High Income (Pinnacleplus TM)                          2       (321)        1,079          760
  Fidelity VIP High Income (IQ Advisor Standard TM)                  --         (8)        4,707        4,699
  Fidelity VIP Index 500 (AnnuiChoice TM)                            --    (15,644)      (27,293)     (42,937)
  Fidelity VIP Index 500 (IQ3 TM)                                    --     (8,067)      (10,894)     (18,961)
  Fidelity VIP Index 500 (Pinnacleplus TM)                           --         (1)           --           (1)
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)            20,793    (63,072)      (45,395)     (87,674)
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)      13,391    (15,434)       19,027       16,984
  Fidelity VIP Investment Grade Bond (IQ3 TM)                    51,090    (75,448)       (6,300)     (30,658)
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)            2,134     (2,250)        1,471        1,355
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)        --        (47)        1,549        1,502
  Fidelity VIP Mid Cap (AnnuiChoice TM)                          15,971    (43,216)       37,231        9,986
  Fidelity VIP Mid Cap (AnnuiChoiceTM 2) (September 1)*           6,734         (1)          117        6,850
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                    15,276    (24,162)        2,119       (6,767)
  Fidelity VIP Mid Cap (Grandmaster TM)                              --         --         1,055        1,055
  Fidelity VIP Mid Cap (IQ Annuity TM)                           33,502    (71,043)       28,156       (9,385)
  Fidelity VIP Mid Cap (Pinnacleplus TM)                         11,544     (7,682)       13,677       17,539
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                      --         --            --           --
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                   3,721     (1,461)        1,543        3,803
  Fidelity VIP Overseas (AnnuiChoice TM)                         15,086    (21,023)       32,183       26,246
  Fidelity VIP Overseas (AnnuiChoiceTM 2) (September 1)*          2,063         --            --        2,063
  Fidelity VIP Overseas (GrandMaster flex3 TM)                    3,474     (7,950)       23,550       19,074
  Fidelity VIP Overseas (IQ3 TM)                                 15,460    (29,726)       (9,001)     (23,267)
  Fidelity VIP Overseas (Pinnacleplus TM)                            60       (303)        8,088        7,845
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                     --         --            --           --
  Fidelity VIP Overseas (IQ Advisor Standard TM)                    639        (39)         (921)        (321)
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)           1,292     (2,551)        7,632        6,373
  Van Kampen UIF Emerging Markets Debt (AnnuiChoiceTM 2)
   (September 1)*                                                 2,142         --            --        2,142
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)     2,288    (21,862)       36,671       17,097
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                   5,930     (6,570)      (20,162)     (20,802)
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                2,934    (12,411)       (9,721)     (19,198)


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                         Increase (decrease) in net assets from operations:
                                                                ------------------------------------------------------------------
                                                                                                Change in net
                                                                                                  unrealized
                                                                                 Net realized    appreciation      Net increase
                                                                                 gain (loss)    (depreciation)   (decrease) in net
                                                                Net investment    on sale of      during the     assets resulting
                       Division                                 income (loss)    investments        period        from operations
----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM 2)
  (September 1)*                                                  $        (81)  $          5   $        3,212   $           3,136
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)                  (672)       465,841          231,240             696,409
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                              (2,795)       199,590          336,048             532,843
NON-AFFILIATED CLASS 1B:
  Putnam VT Discovery Growth (AnnuiChoice TM)                           (2,148)        29,384          (10,460)             16,776
  Putnam VT Discovery Growth (AnnuiChoiceTM 2) (September 1)*               (2)            --               27                  25
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                       (725)         3,304            1,133               3,712
  Putnam VT Discovery Growth (Grandmaster TM)                             (180)           594            1,031               1,445
  Putnam VT Discovery Growth (IQ Annuity TM)                              (989)         8,773           (1,619)              6,165
  Putnam VT Discovery Growth (Pinnacleplus TM)                            (327)           503            1,496               1,672
  Putnam VT Growth and Income (AnnuiChoice TM)                           4,736         70,643           11,223              86,602
  Putnam VT Growth and Income (AnnuiChoiceTM 2) (September 1)*             (34)             1              770                 737
  Putnam VT Growth and Income (GrandMaster flex3 TM)                       (42)        21,522           13,082              34,562
  Putnam VT Growth and Income (Grandmaster TM)                           1,631         25,909          (15,139)             12,401
  Putnam VT Growth and Income (IQ Annuity TM)                            2,831        195,704         (116,462)             82,073
  Putnam VT Growth and Income (Pinnacleplus TM)                            (46)           820            3,306               4,080
  Putnam VT International Equity (AnnuiChoice TM)                       (2,758)       150,066           15,505             162,813
  Putnam VT International Equity (AnnuiChoiceTM 2)
  (September 1)*                                                            (5)            --              252                 247
  Putnam VT International Equity (GrandMaster flex3 TM)                 (4,462)       233,382           28,460             257,380
  Putnam VT International Equity (Grandmaster TM)                       (3,045)        55,282           18,536              70,773
  Putnam VT International Equity (IQ Annuity TM)                        (4,402)       112,798           32,622             141,018
  Putnam VT International Equity (Pinnacleplus TM)                      (4,131)        12,691           69,158              77,718
  Putnam VT International Equity (IQ Advisor Standard TM)                  (95)            12            5,658               5,575
  Putnam VT Small Cap Value (AnnuiChoice TM)                            46,970        588,781         (132,503)            503,248
  Putnam VT Small Cap Value (AnnuiChoice TM 2) (September 1)*              (78)             2            1,534               1,458
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                       9,179        165,683           (7,365)            167,497
  Putnam VT Small Cap Value (Grandmaster TM)                            99,870      2,357,002       (1,683,827)            773,045
  Putnam VT Small Cap Value (IQ Annuity TM)                             10,694        126,884           14,437             152,015
  Putnam VT Small Cap Value (Pinnacleplus TM)                            3,616         51,255              700              55,571
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                        74            425              308                 807
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                        31           (290)              91                (168)
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)              490          2,103            1,319               3,912
  Putnam VT The George Putnam Fund of Boston (GrandMaster
  flex3 TM)                                                                 56            485               42                 583
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)              258          1,071              936               2,265
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)               880          4,036            3,365               8,281
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)             124            723            1,398               2,245
  Putnam VT Voyager (AnnuiChoice TM)                                      (561)         2,697             (366)              1,770
  Putnam VT Voyager (AnnuiChoice TM 2) (September 1)*                       --             --               (1)                 (1)
  Putnam VT Voyager (GrandMaster flex3 TM)                                (567)        25,636          (26,138)             (1,069)
  Putnam VT Voyager (Grandmaster TM)                                       (67)           186               50                 169
  Putnam VT Voyager (IQ Annuity TM)                                       (307)        (3,252)           1,183              (2,376)
  Putnam VT Voyager (Pinnacleplus TM)                                     (701)         3,099           (1,017)              1,381
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                           (4,594)       187,724          120,084             303,214
  Franklin Growth and Income Securities (AnnuiChoice TM)                29,557        142,107           80,301             251,965
  Franklin Growth and Income Securities (AnnuiChoiceTM 2)
  (September 1)*                                                           (38)             1              694                 657
  Franklin Growth and Income Securities (GrandMaster flex3 TM)           6,282         31,465           37,784              75,531
  Franklin Growth and Income Securities (Grandmaster TM)                 8,524         35,076           40,682              84,282
  Franklin Growth and Income Securities (IQ Annuity TM)                 15,649        109,262           21,101             146,012
  Franklin Growth and Income Securities (Pinnacleplus TM)                3,708         17,156           25,601              46,465
  Franklin Income Securities (AnnuiChoice TM)                          193,236        314,097          589,663           1,096,996
  Franklin Income Securities (AnnuiChoice TM 2) (September 1)*            (209)             7            2,990               2,788

                                                              Increase (decrease) in net assets from contract related transactions
                                                           -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                Net                       in net
                                                                                             transfers                 assets from
                                                             Contributions     Contract        among       Contract      contract
                                                             from contract   terminations   investment   maintenance     related
                       Division                                 holders      and benefits     options      charges     transactions
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM 2)
  (September 1)*                                                $   41,883   $         --   $       18   $        --   $     41,901
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)           107,183       (520,740)     235,841        (1,537)      (179,253)
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                         347,625       (466,241)     338,883        (2,046)       218,221
NON-AFFILIATED CLASS 1B:
  Putnam VT Discovery Growth (AnnuiChoice TM)                       10,267        (84,124)      (2,614)       (1,305)       (77,776)
  Putnam VT Discovery Growth (AnnuiChoiceTM 2) (September 1)*        2,000             --           (5)           --          1,995
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                  2,774        (24,859)          (8)          (59)       (22,152)
  Putnam VT Discovery Growth (Grandmaster TM)                           --         (4,425)           1           (26)        (4,450)
  Putnam VT Discovery Growth (IQ Annuity TM)                            --        (77,814)      (2,690)          (99)       (80,603)
  Putnam VT Discovery Growth (Pinnacleplus TM)                          --         (3,354)          (1)          (44)        (3,399)
  Putnam VT Growth and Income (AnnuiChoice TM)                      27,699       (188,717)      (3,235)       (3,167)      (167,420)
  Putnam VT Growth and Income (AnnuiChoice TM 2) (September 1)*     20,000             --           --            --         20,000
  Putnam VT Growth and Income (GrandMaster flex3 TM)                53,514        (34,498)     (36,673)       (1,693)       (19,350)
  Putnam VT Growth and Income (Grandmaster TM)                       2,480        (11,049)    (163,252)          (69)      (171,890)
  Putnam VT Growth and Income (IQ Annuity TM)                           --       (398,509)    (137,211)       (1,102)      (536,822)
  Putnam VT Growth and Income (Pinnacleplus TM)                         --         (1,172)       4,195           (14)         3,009
  Putnam VT International Equity (AnnuiChoice TM)                   11,337       (150,895)     (12,719)       (2,507)      (154,784)
  Putnam VT International Equity (AnnuiChoiceTM 2)
  (September 1)*                                                     3,683             --          509            --          4,192
  Putnam VT International Equity (GrandMaster flex3 TM)             48,102       (138,401)    (257,071)         (323)      (347,693)
  Putnam VT International Equity (Grandmaster TM)                   14,710       (165,412)     340,531          (155)       189,674
  Putnam VT International Equity (IQ Annuity TM)                    21,463       (376,108)      45,190          (793)      (310,248)
  Putnam VT International Equity (Pinnacleplus TM)                   1,807        (19,814)     145,132          (761)       126,364
  Putnam VT International Equity (IQ Advisor Standard TM)           31,567            (70)      14,366            --         45,863
  Putnam VT Small Cap Value (AnnuiChoice TM)                       220,868       (270,340)  (1,016,111)      (16,074)    (1,081,657)
  Putnam VT Small Cap Value (AnnuiChoice TM 2) (September 1)*       55,822             (7)         620            --         56,435
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                  26,913       (176,522)     379,865          (900)       229,356
  Putnam VT Small Cap Value (Grandmaster TM)                        15,429       (993,192)  (4,557,508)         (863)    (5,536,134)
  Putnam VT Small Cap Value (IQ Annuity TM)                        182,323       (266,138)     (71,939)       (1,113)      (156,867)
  Putnam VT Small Cap Value (Pinnacleplus TM)                       33,717        (24,288)    (144,235)         (400)      (135,206)
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                    --             --           --            --             --
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                    --         (6,533)       6,906            --            373
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)          575             --       (7,751)         (147)        (7,323)
  Putnam VT The George Putnam Fund of Boston (GrandMaster
  flex3 TM)                                                             --         (2,032)           6            (7)        (2,033)
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)           --         (1,065)      18,726            (4)        17,657
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)         8,376        (12,066)       5,839           (34)         2,115
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)       2,261             --          253           (38)         2,476
  Putnam VT Voyager (AnnuiChoice TM)                                   176         (7,050)     (18,863)         (418)       (26,155)
  Putnam VT Voyager (AnnuiChoice TM 2) (September 1)*                  563             --            1            --            564
  Putnam VT Voyager (GrandMaster flex3 TM)                              --        (35,925)     (69,386)         (209)      (105,520)
  Putnam VT Voyager (Grandmaster TM)                                    --         (1,676)           7           (12)        (1,681)
  Putnam VT Voyager (IQ Annuity TM)                                     --        (14,204)       5,289           (16)        (8,931)
  Putnam VT Voyager (Pinnacleplus TM)                                   --        (24,858)           4           (98)       (24,952)
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                      221,243       (391,152)    (405,802)       (2,551)      (578,262)
  Franklin Growth and Income Securities (AnnuiChoice TM)            10,253       (227,006)    (261,500)      (11,059)      (489,312)
  Franklin Growth and Income Securities (AnnuiChoiceTM 2)
  (September 1)*                                                    23,500             --           (5)           --         23,495
  Franklin Growth and Income Securities (GrandMaster flex3 TM)     110,353        (56,781)     124,675        (1,019)       177,228
  Franklin Growth and Income Securities (Grandmaster TM)                --        (86,675)      70,085          (136)       (16,726)
  Franklin Growth and Income Securities (IQ Annuity TM)             68,739       (198,791)    (656,398)       (1,151)      (787,601)
  Franklin Growth and Income Securities (Pinnacleplus TM)          131,498         (4,086)      16,009          (436)       142,985
  Franklin Income Securities (AnnuiChoice TM)                      354,431       (622,500)   1,562,849       (36,876)     1,257,904
  Franklin Income Securities (AnnuiChoice TM 2) (September 1)*     213,066             --           10            --        213,076

                                                                 Increase      Net assets,
                                                                (decrease)      beginning     Net assets,
                       Division                               in net assets      of year      end of year
-----------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM 2)
  (September 1)*                                                $    45,037    $         --   $     45,037
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)            517,156       2,072,602      2,589,758
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                          751,064       1,501,227      2,252,291
NON-AFFILIATED CLASS 1B:
  Putnam VT Discovery Growth (AnnuiChoice TM)                       (61,000)        248,577        187,577
  Putnam VT Discovery Growth (AnnuiChoiceTM 2) (September 1)*         2,020              --          2,020
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                 (18,440)         48,101         29,661
  Putnam VT Discovery Growth (Grandmaster TM)                        (3,005)         16,202         13,197
  Putnam VT Discovery Growth (IQ Annuity TM)                        (74,438)        109,533         35,095
  Putnam VT Discovery Growth (Pinnacleplus TM)                       (1,727)         20,562         18,835
  Putnam VT Growth and Income (AnnuiChoice TM)                      (80,818)        747,563        666,745
  Putnam VT Growth and Income (AnnuiChoiceTM 2) (September 1)*       20,737              --         20,737
  Putnam VT Growth and Income (GrandMaster flex3 TM)                 15,212         268,380        283,592
  Putnam VT Growth and Income (Grandmaster TM)                     (159,489)        227,234         67,745
  Putnam VT Growth and Income (IQ Annuity TM)                      (454,749)        913,095        458,346
  Putnam VT Growth and Income (Pinnacleplus TM)                       7,089          26,341         33,430
  Putnam VT International Equity (AnnuiChoice TM)                     8,029         573,952        581,981
  Putnam VT International Equity (AnnuiChoiceTM 2)
  (September 1)*                                                      4,439              --          4,439
  Putnam VT International Equity (GrandMaster flex3 TM)             (90,313)      1,439,156      1,348,843
  Putnam VT International Equity (Grandmaster TM)                   260,447         239,882        500,329
  Putnam VT International Equity (IQ Annuity TM)                   (169,230)        712,944        543,714
  Putnam VT International Equity (Pinnacleplus TM)                  204,082         268,874        472,956
  Putnam VT International Equity (IQ Advisor Standard TM)            51,438              --         51,438
  Putnam VT Small Cap Value (AnnuiChoice TM)                       (578,409)      3,179,439      2,601,030
  Putnam VT Small Cap Value (AnnuiChoiceTM 2) (September 1)*         57,893              --         57,893
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                  396,853         949,295      1,346,148
  Putnam VT Small Cap Value (Grandmaster TM)                     (4,763,089)      6,611,004      1,847,915
  Putnam VT Small Cap Value (IQ Annuity TM)                          (4,852)      1,119,629      1,114,777
  Putnam VT Small Cap Value (Pinnacleplus TM)                       (79,635)        413,904        334,269
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                    807           4,931          5,738
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                    205           2,047          2,252
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)        (3,411)         42,470         39,059
  Putnam VT The George Putnam Fund of Boston (GrandMaster
  flex3 TM)                                                          (1,450)          7,429          5,979
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)        19,922          15,718         35,640
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)         10,396          77,036         87,432
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)        4,721          19,895         24,616
  Putnam VT Voyager (AnnuiChoice TM)                                (24,385)         81,710         57,325
  Putnam VT Voyager (AnnuiChoiceTM 2) (September 1)*                    563              --            563
  Putnam VT Voyager (GrandMaster flex3 TM)                         (106,589)        122,101         15,512
  Putnam VT Voyager (Grandmaster TM)                                 (1,512)          6,277          4,765
  Putnam VT Voyager (IQ Annuity TM)                                 (11,307)         21,966         10,659
  Putnam VT Voyager (Pinnacleplus TM)                               (23,571)         55,101         31,530
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                      (275,048)      1,971,791      1,696,743
  Franklin Growth and Income Securities (AnnuiChoice TM)           (237,347)      1,873,387      1,636,040
  Franklin Growth and Income Securities (AnnuiChoiceTM 2)
  (September 1)*                                                     24,152              --         24,152
  Franklin Growth and Income Securities (GrandMaster flex3 TM)      252,759         444,923        697,682
  Franklin Growth and Income Securities (Grandmaster TM)             67,556         577,989        645,545
  Franklin Growth and Income Securities (IQ Annuity TM)            (641,589)      1,597,959        956,370
  Franklin Growth and Income Securities (Pinnacleplus TM)           189,450         206,162        395,612
  Franklin Income Securities (AnnuiChoice TM)                     2,354,900       5,697,289      8,052,189
  Franklin Income Securities (AnnuiChoiceTM 2) (September 1)*       215,864              --        215,864

                                                                               Unit Transactions
                                                                -----------------------------------------------
                                                                                                      Increase
                                                                  Units      Units        Units      (decrease)
                          Division                              purchased   redeemed   transferred    in units
---------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoiceTM 2)
  (September 1)*                                                    3,966         --             2        3,968
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)            4,969    (22,945)        9,324       (8,652)
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                         16,092    (22,051)       14,134        8,175
NON-AFFILIATED CLASS 1B:
  Putnam VT Discovery Growth (AnnuiChoice TM)                       1,426    (12,397)         (364)     (11,335)
  Putnam VT Discovery Growth (AnnuiChoiceTM 2) (September 1)*         186         --            --          186
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                   233     (2,160)           (1)      (1,928)
  Putnam VT Discovery Growth (Grandmaster TM)                          --       (491)           --         (491)
  Putnam VT Discovery Growth (IQ Annuity TM)                           --     (8,947)         (308)      (9,255)
  Putnam VT Discovery Growth (Pinnacleplus TM)                         --       (277)           --         (277)
  Putnam VT Growth and Income (AnnuiChoice TM)                      2,443    (17,398)         (291)     (15,246)
  Putnam VT Growth and Income (AnnuiChoiceTM 2) (September 1)*      1,876         --            --        1,876
  Putnam VT Growth and Income (GrandMaster flex3 TM)                4,405     (2,900)       (3,237)      (1,732)
  Putnam VT Growth and Income (Grandmaster TM)                        224     (1,009)      (15,106)     (15,891)
  Putnam VT Growth and Income (IQ Annuity TM)                          --    (35,851)      (12,953)     (48,804)
  Putnam VT Growth and Income (Pinnacleplus TM)                        --        (91)          330          239
  Putnam VT International Equity (AnnuiChoice TM)                   1,097    (12,396)          672      (10,627)
  Putnam VT International Equity (AnnuiChoiceTM 2)
  (September 1)*                                                      350         --            50          400
  Putnam VT International Equity (GrandMaster flex3 TM)             3,383     (9,680)      (22,597)     (28,894)
  Putnam VT International Equity (Grandmaster TM)                   1,233    (12,828)       25,250       13,655
  Putnam VT International Equity (IQ Annuity TM)                    1,911    (28,860)        2,907      (24,042)
  Putnam VT International Equity (Pinnacleplus TM)                    116     (1,309)        8,504        7,311
  Putnam VT International Equity (IQ Advisor Standard TM)           2,234         (5)          994        3,223
  Putnam VT Small Cap Value (AnnuiChoice TM)                       11,444    (14,531)      (48,803)     (51,890)
  Putnam VT Small Cap Value (AnnuiChoiceTM 2) (September 1)*        5,183         (1)           57        5,239
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                  1,780    (11,376)       24,832       15,236
  Putnam VT Small Cap Value (Grandmaster TM)                          840    (54,210)     (242,116)    (295,486)
  Putnam VT Small Cap Value (IQ Annuity TM)                        10,283    (15,638)       (4,368)      (9,723)
  Putnam VT Small Cap Value (Pinnacleplus TM)                       2,026     (1,447)       (8,495)      (7,916)
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                   --         --            --           --
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                   --       (494)          485           (9)
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)          45        (12)         (618)        (585)
  Putnam VT The George Putnam Fund of Boston (GrandMaster
  flex3 TM)                                                            --       (165)           --         (165)
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)          --        (86)        1,442        1,356
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)          674       (960)          469          183
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)        197         (3)           21          215
  Putnam VT Voyager (AnnuiChoice TM)                                   24       (581)       (1,538)      (2,095)
  Putnam VT Voyager (AnnuiChoiceTM 2) (September 1)*                   51         --            --           51
  Putnam VT Voyager (GrandMaster flex3 TM)                             --     (3,013)       (5,506)      (8,519)
  Putnam VT Voyager (Grandmaster TM)                                   --       (135)            1         (134)
  Putnam VT Voyager (IQ Annuity TM)                                    --     (1,168)          240         (928)
  Putnam VT Voyager (Pinnacleplus TM)                                  --     (2,154)           --       (2,154)
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                      13,054    (22,515)      (25,348)     (34,809)
  Franklin Growth and Income Securities (AnnuiChoice TM)              804    (16,157)      (19,283)     (34,636)
  Franklin Growth and Income Securities (AnnuiChoiceTM 2)
  (September 1)*                                                    2,226         --            --        2,226
  Franklin Growth and Income Securities (GrandMaster flex3 TM)      7,979     (4,384)        8,861       12,456
  Franklin Growth and Income Securities (Grandmaster TM)               --     (6,374)        5,033       (1,341)
  Franklin Growth and Income Securities (IQ Annuity TM)             4,844    (14,589)      (49,035)     (58,780)
  Franklin Growth and Income Securities (Pinnacleplus TM)          10,226       (339)        1,128       11,015
  Franklin Income Securities (AnnuiChoice TM)                      23,708    (43,479)      102,249       82,478
  Franklin Income Securities (AnnuiChoiceTM 2) (September 1)*      20,282         --             1       20,283


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                          Increase (decrease) in net assets from operations:
                                                                 ------------------------------------------------------------------
                                                                                                 Change in net
                                                                                                   unrealized
                                                                                  Net realized    appreciation      Net increase
                                                                                  gain (loss)    (depreciation)   (decrease) in net
                                                                 Net investment    on sale of      during the     assets resulting
                       Division                                  income (loss)    investments        period        from operations
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Income Securities (GrandMaster flex3 TM)                $    120,937   $     88,266   $      609,532   $         818,735
  Franklin Income Securities (Grandmaster TM)                           189,869        252,729          419,571             862,169
  Franklin Income Securities (IQ Annuity TM)                             72,169         76,578          517,967             666,714
  Franklin Income Securities (Pinnacleplus TM)                           37,047         29,051          223,036             289,134
  Franklin Income Securities (IQ Advisor Enhanced TM)                       283             35            1,221               1,539
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                    (751)         6,485           23,468              29,202
  Franklin Large Cap Growth Securities (AnnuiChoiceTM 2)
  (September 1)*                                                             (2)            --               39                  37
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)            (3,286)         7,864           28,206              32,784
  Franklin Large Cap Growth Securities (Grandmaster TM)                    (609)         5,095            4,301               8,787
  Franklin Large Cap Growth Securities (IQ Annuity TM)                   (2,268)        15,494           15,975              29,201
  Franklin Large Cap Growth Securities (Pinnacleplus TM)                 (2,458)         7,819           17,330              22,691
  Franklin Mutual Shares Securities (AnnuiChoice TM)                     40,121        313,925          265,009             619,055
  Franklin Mutual Shares Securities (AnnuiChoiceTM 2)
  (September 1)*                                                            (31)             4              607                 580
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)               17,057        199,037          301,996             518,090
  Franklin Mutual Shares Securities (IQ Annuity TM)                      12,625        276,090           86,029             374,744
  Franklin Mutual Shares Securities (Pinnacleplus TM)                     7,636         79,841          120,102             207,579
  Franklin Mutual Shares Securities (IQ Advisor Standard TM)                (70)           928            9,027               9,885
  Franklin Mutual Shares Securities(Grandmaster TM)                      14,405        289,611           56,872             360,888
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)               (5,021)       168,777          104,086             267,842
  Templeton Foriegn Securities Fund (Grandmaster TM)                       (311)        90,388           20,233             110,310
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                    (1,674)        34,423           27,910              60,659
  Templeton Foreign Securities Fund (AnnuiChoice TM)                      2,364        213,551          123,257             339,172
  Templeton Foreign Securities Fund (AnnuiChoiceTM 2)
  (September 1)*                                                            (84)             4            2,429               2,349
  Templeton Foriegn Securities Fund (IQ Advisor Standard TM)                533         11,795           (1,360)             10,968
  Templeton Growth Securities (AnnuiChoice TM)                           11,007        248,922          261,784             521,713
  Templeton Growth Securities (AnnuiChoiceTM 2) (September 1)*              (21)             1              442                 422
  Templeton Growth Securities (GrandMaster flex3 TM)                     (6,064)       250,172          150,116             394,224
  Templeton Growth Securities (Grandmaster TM)                           16,687        347,134          170,792             534,613
  Templeton Growth Securities (IQ Annuity TM)                            (3,991)       177,757          173,153             346,919
  Templeton Growth Securities (Pinnacleplus TM)                          (2,270)        47,203          105,606             150,539
  Van Kampen LIT Comstock (AnnuiChoice TM)                               17,529         72,433           60,922             150,884
  Van Kampen LIT Comstock (AnnuiChoiceTM2) (September 1)*                   (4)            --              145                 141
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                         10,612         89,524           38,612             138,748
  Van Kampen LIT Comstock (Grandmaster TM)                                8,532         36,444           23,356              68,332
  Van Kampen LIT Comstock (IQ Annuity TM)                                14,688         87,508           87,456             189,652
  Van Kampen LIT Comstock (Pinnacleplus TM)                               2,602         18,366           19,663              40,631
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                         (522)         6,341           (5,551)                268
  Van Kampen LIT Strategic Growth (AnnuiChoiceTM 2)
  (September 1)*                                                             (4)            --                3                  (1)
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                 (1,385)         9,061           (5,687)              1,989
  Van Kampen LIT Startegic Growth (Grandmaster TM)                         (668)         4,825           (3,913)                244
  Van Kampen LIT Startegic Growth (IQ Annuity TM)                        (1,673)         6,814             (610)              4,531
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                        (184)           299              220                 335
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                  17,522          9,251           (6,120)             20,653
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)                   11,887          4,546           (8,295)              8,138
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)                 10,012            955             (295)             10,672
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)                (3,159)       330,831          (15,834)            311,838
  Van Kampen UIF Emerging Markets Equity (AnnuiChoiceTM 2)
  (September 1)*                                                            (14)             1              878                 865
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)          (7,121)       220,925           36,637             250,441
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)                (1,981)        41,524           28,377              67,920
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)                 (7,353)       105,728           38,701             137,076
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)               (1,856)        14,239           48,885              61,268
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard TM)           (11)             1            1,322               1,312

                                                              Increase (decrease) in net assets from contract related transactions
                                                           -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                                Net                       in net
                                                                                             transfers                 assets from
                                                             Contributions     Contract        among        Contract     contract
                                                             from contract   terminations   investment    maintenance    related
                       Division                                 holders      and benefits     options       charges    transactions
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Income Securities (GrandMaster flex3 TM)            $   701,968   $   (486,495)  $   863,120   $    (3,630) $  1,074,963
  Franklin Income Securities (Grandmaster TM)                       11,671     (1,429,105)    4,422,602        (1,574)    3,003,594
  Franklin Income Securities (IQ Annuity TM)                     2,791,689     (1,166,025)    1,370,528        (4,078)    2,992,114
  Franklin Income Securities (Pinnacleplus TM)                     562,445       (143,542)      425,884        (2,212)      842,575
  Franklin Income Securities (IQ Advisor Enhanced TM)                   --             --            (2)           --            (2)
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                442         (4,652)       93,008          (899)       87,899
  Franklin Large Cap Growth Securities (AnnuiChoiceTM 2)
  (September 1)*                                                     2,563             --            (4)           --         2,559
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)        9,222        (68,605)     (136,027)         (706)     (196,116)
  Franklin Large Cap Growth Securities (Grandmaster TM)                800        (24,444)      (29,933)          (40)      (53,617)
  Franklin Large Cap Growth Securities (IQ Annuity TM)              20,975       (170,221)      (17,974)         (986)     (168,206)
  Franklin Large Cap Growth Securities (Pinnacleplus TM)            27,856        (86,157)          869          (404)      (57,836)
  Franklin Mutual Shares Securities (AnnuiChoice TM)               295,985       (505,235)       65,633       (24,023)     (167,640)
  Franklin Mutual Shares Securities (AnnuiChoiceTM 2)
  (September 1)*                                                    35,905            (45)        4,258            --        40,118
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)         576,539       (106,077)      374,563        (1,547)      843,478
  Franklin Mutual Shares Securities (IQ Annuity TM)                560,995       (866,633)      514,163        (1,477)      207,048
  Franklin Mutual Shares Securities (Pinnacleplus TM)              223,555       (102,375)      373,857        (2,531)      492,506
  Franklin Mutual Shares Securities (IQ Advisor Standard TM)        60,596         (8,680)       59,771            --       111,687
  Franklin Mutual Shares Securities(Grandmaster TM)                  4,168       (535,751)      561,997          (469)       29,945
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)         207,543       (156,776)     (209,694)       (1,336)     (160,263)
  Templeton Foriegn Securities Fund (Grandmaster TM)                    35       (243,272)       (2,158)         (163)     (245,558)
  Templeton Foriegn Securities Fund (Pinnacleplus TM)               93,961        (92,886)      (21,830)         (657)      (21,412)
  Templeton Foreign Securities Fund (AnnuiChoice TM)               123,750        (77,882)     (249,469)       (8,488)     (212,089)
  Templeton Foreign Securities Fund (AnnuiChoiceTM 2)
  (September 1)*                                                    53,404             --            (3)           --        53,401
  Templeton Foriegn Securities Fund (IQ Advisor Standard TM)        31,567         (9,254)      (34,006)           --       (11,693)
  Templeton Growth Securities (AnnuiChoice TM)                      57,464       (154,567)    1,238,771       (16,364)    1,125,304
  Templeton Growth Securities (AnnuiChoiceTM 2) (September 1)*      19,734             --             1            --        19,735
  Templeton Growth Securities (GrandMaster flex3 TM)               524,021        (74,648)      (75,654)       (2,629)      371,090
  Templeton Growth Securities (Grandmaster TM)                      28,337       (973,699)    4,065,209          (962)    3,118,885
  Templeton Growth Securities (IQ Annuity TM)                      349,309       (369,922)      504,764        (1,021)      483,130
  Templeton Growth Securities (Pinnacleplus TM)                    354,053        (29,198)      103,883          (997)      427,741
  Van Kampen LIT Comstock (AnnuiChoice TM)                          29,283        (44,606)      (34,013)       (4,676)      (54,012)
  Van Kampen LIT Comstock (AnnuiChoiceTM2) (September 1)*           3,976             --             4            --         3,980
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                    49,169        (93,797)      103,729          (524)       58,577
  Van Kampen LIT Comstock (Grandmaster TM)                             566       (170,812)     (109,506)          (97)     (279,849)
  Van Kampen LIT Comstock (IQ Annuity TM)                          280,649       (300,122)       37,941        (1,236)       17,232
  Van Kampen LIT Comstock (Pinnacleplus TM)                          4,696        (12,148)       13,274          (615)        5,207
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                  12,830        (13,986)      (21,550)         (280)      (22,986)
  Van Kampen LIT Strategic Growth (AnnuiChoiceTM 2)
  (September 1)*                                                     6,763             --            (2)           --         6,761
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                75             --         9,788           (19)        9,844
  Van Kampen LIT Startegic Growth (Grandmaster TM)                      --        (32,184)        3,082           (16)      (29,118)
  Van Kampen LIT Startegic Growth (IQ Annuity TM)                    4,298        (48,527)       33,450          (179)      (10,958)
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                     --         (1,755)        9,099           (10)        7,334
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                 --        (88,887)       16,451           (34)      (72,470)
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)               1,000        (89,481)      (43,984)          (20)     (132,485)
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)             2,261         (2,239)       35,367          (120)       35,269
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)           84,994       (140,965)     (184,719)       (9,127)     (249,817)
  Van Kampen UIF Emerging Markets Equity (AnnuiChoiceTM 2)
  (September 1)*                                                     4,594             --            (4)           --         4,590
  Van Kampen UIF Emerging Markets Equity (GrandMaster
  flex3 TM)                                                         75,411       (154,384)     (172,484)       (2,824)     (254,281)
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)            2,975        (50,436)      134,977           (61)       87,455
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)           265,519     (1,051,900)      697,679       (11,290)      (99,992)
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)          29,819         (2,955)      124,533          (160)      151,237
  Van Kampen UIF Emerging Markets Equity (IQ Advisor
  Standard TM)                                                          --             --        18,773            --        18,773

                                                                     Increase      Net assets,
                                                                    (decrease)      beginning     Net assets,
                       Division                                   in net assets      of year      end of year
-------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Income Securities (GrandMaster flex3 TM)               $   1,893,698    $  4,550,558   $ 6,444,256
  Franklin Income Securities (Grandmaster TM)                         3,865,763       2,888,777     6,754,540
  Franklin Income Securities (IQ Annuity TM)                          3,658,828       3,619,954     7,278,782
  Franklin Income Securities (Pinnacleplus TM)                        1,131,709       1,494,860     2,626,569
  Franklin Income Securities (IQ Advisor Enhanced TM)                     1,537           8,888        10,425
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                 117,101         236,077       353,178
  Franklin Large Cap Growth Securities (AnnuiChoiceTM 2)
  (September 1)*                                                          2,596              --         2,596
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)          (163,332)        542,247       378,915
  Franklin Large Cap Growth Securities (Grandmaster TM)                 (44,830)        137,085        92,255
  Franklin Large Cap Growth Securities (IQ Annuity TM)                 (139,005)        368,631       229,626
  Franklin Large Cap Growth Securities (Pinnacleplus TM)                (35,145)        299,974       264,829
  Franklin Mutual Shares Securities (AnnuiChoice TM)                    451,415       3,915,888     4,367,303
  Franklin Mutual Shares Securities (AnnuiChoiceTM 2)
  (September 1)*                                                         40,698              --        40,698
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)            1,361,568       2,785,942     4,147,510
  Franklin Mutual Shares Securities (IQ Annuity TM)                     581,792       2,264,464     2,846,256
  Franklin Mutual Shares Securities (Pinnacleplus TM)                   700,085       1,043,003     1,743,088
  Franklin Mutual Shares Securities (IQ Advisor Standard TM)            121,572           8,174       129,746
  Franklin Mutual Shares Securities(Grandmaster TM)                     390,833       2,202,209     2,593,042
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)              107,579       1,578,683     1,686,262
  Templeton Foriegn Securities Fund (Grandmaster TM)                   (135,248)        694,839       559,591
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                    39,247         316,312       355,559
  Templeton Foreign Securities Fund (AnnuiChoice TM)                    127,083       1,682,071     1,809,154
  Templeton Foreign Securities Fund (AnnuiChoiceTM 2)
  (September 1)*                                                         55,750              --        55,750
  Templeton Foriegn Securities Fund (IQ Advisor Standard TM)               (725)         66,704        65,979
  Templeton Growth Securities (AnnuiChoice TM)                        1,647,017       1,988,734     3,635,751
  Templeton Growth Securities (AnnuiChoiceTM 2) (September 1)*           20,157              --        20,157
  Templeton Growth Securities (GrandMaster flex3 TM)                    765,314       2,028,096     2,793,410
  Templeton Growth Securities (Grandmaster TM)                        3,653,498       1,052,238     4,705,736
  Templeton Growth Securities (IQ Annuity TM)                           830,049       1,661,500     2,491,549
  Templeton Growth Securities (Pinnacleplus TM)                         578,280         529,978     1,108,258
  Van Kampen LIT Comstock (AnnuiChoice TM)                               96,872       1,056,129     1,153,001
  Van Kampen LIT Comstock (AnnuiChoiceTM2) (September 1)*                4,121              --         4,121
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                        197,325         918,494     1,115,819
  Van Kampen LIT Comstock (Grandmaster TM)                             (211,517)        639,011       427,494
  Van Kampen LIT Comstock (IQ Annuity TM)                               206,884       1,251,642     1,458,526
  Van Kampen LIT Comstock (Pinnacleplus TM)                              45,838         284,322       330,160
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                      (22,718)         56,966        34,248
  Van Kampen LIT Strategic Growth (AnnuiChoiceTM 2)
  (September 1)*                                                          6,760              --         6,760
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                 11,833          80,004        91,837
  Van Kampen LIT Startegic Growth (Grandmaster TM)                      (28,874)         49,203        20,329
  Van Kampen LIT Startegic Growth (IQ Annuity TM)                        (6,427)         10,840         4,413
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                       7,669           8,989        16,658
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                 (51,817)        330,542       278,725
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)                 (124,347)        227,925       103,578
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)                 45,941          89,554       135,495
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)                62,021         919,664       981,685
  Van Kampen UIF Emerging Markets Equity (AnnuiChoiceTM 2)
  (September 1)*                                                          5,455              --         5,455
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)          (3,840)        946,278       942,438
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)               155,375         247,471       402,846
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)                 37,084       1,056,766     1,093,850
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)              212,505         113,133       325,638
  Van Kampen UIF Emerging Markets Equity (IQ Advisor
  Standard TM)                                                           20,085              --        20,085

                                                                                 Unit Transactions
                                                                  -----------------------------------------------
                                                                                                        Increase
                                                                    Units      Units        Units      (decrease)
Division                                                          purchased   redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Income Securities (GrandMaster flex3 TM)                  46,826    (33,178)       56,282       69,930
  Franklin Income Securities (Grandmaster TM)                           785    (92,083)      296,048      204,750
  Franklin Income Securities (IQ Annuity TM)                        175,720    (78,004)       88,159      185,875
  Franklin Income Securities (Pinnacleplus TM)                       40,921    (11,010)       31,149       61,060
  Franklin Income Securities (IQ Advisor Enhanced TM)                    --         --            --           --
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                  35       (422)        7,093        6,706
  Franklin Large Cap Growth Securities (AnnuiChoiceTM 2)
  (September 1)*                                                        240         --            --          240
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)           755     (5,456)      (10,847)     (15,548)
  Franklin Large Cap Growth Securities (Grandmaster TM)                  63     (1,944)       (2,296)      (4,177)
  Franklin Large Cap Growth Securities (IQ Annuity TM)                1,822    (13,003)       (1,408)     (12,589)
  Franklin Large Cap Growth Securities (Pinnacleplus TM)              2,387     (7,372)           10       (4,975)
  Franklin Mutual Shares Securities (AnnuiChoice TM)                 18,472    (33,516)        2,271      (12,773)
  Franklin Mutual Shares Securities (AnnuiChoiceTM 2)
  (September 1)*                                                      3,371         (4)          401        3,768
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)           37,219     (6,814)       22,527       52,932
  Franklin Mutual Shares Securities (IQ Annuity TM)                  35,476    (55,080)       31,566       11,962
  Franklin Mutual Shares Securities (Pinnacleplus TM)                15,518     (7,345)       25,672       33,845
  Franklin Mutual Shares Securities (IQ Advisor Standard TM)          4,498       (674)        4,544        8,368
  Franklin Mutual Shares Securities(Grandmaster TM)                     270    (34,448)       35,410        1,232
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)           12,080     (9,375)      (13,315)     (10,610)
  Templeton Foriegn Securities Fund (Grandmaster TM)                      2    (13,828)         (438)     (14,264)
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                 6,015     (5,769)       (1,498)      (1,252)
  Templeton Foreign Securities Fund (AnnuiChoice TM)                  7,214     (4,928)      (13,278)     (10,992)
  Templeton Foreign Securities Fund (AnnuiChoiceTM 2)
  (September 1)*                                                      5,085         --            --        5,085
  Templeton Foriegn Securities Fund (IQ Advisor Standard TM)          2,300       (682)       (2,573)        (955)
  Templeton Growth Securities (AnnuiChoice TM)                        3,636    (10,348)       73,082       66,370
  Templeton Growth Securities (AnnuiChoiceTM 2) (September 1)*        1,829         --            --        1,829
  Templeton Growth Securities (GrandMaster flex3 TM)                 31,885     (4,688)       (7,392)      19,805
  Templeton Growth Securities (Grandmaster TM)                        1,789    (58,262)      243,663      187,190
  Templeton Growth Securities (IQ Annuity TM)                        21,061    (22,562)       28,642       27,141
  Templeton Growth Securities (Pinnacleplus TM)                      23,429     (1,921)        6,533       28,041
  Van Kampen LIT Comstock (AnnuiChoice TM)                            1,901     (3,091)       (2,376)      (3,566)
  Van Kampen LIT Comstock (AnnuiChoiceTM2) (September 1)*              381         --            --          381
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                      3,323     (6,281)        6,969        4,011
  Van Kampen LIT Comstock (Grandmaster TM)                               36    (11,163)       (7,089)     (18,216)
  Van Kampen LIT Comstock (IQ Annuity TM)                            18,637    (19,592)        2,582        1,627
  Van Kampen LIT Comstock (Pinnacleplus TM)                             345       (894)          924          375
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                      941     (1,100)       (1,566)      (1,725)
  Van Kampen LIT Strategic Growth (AnnuiChoiceTM 2)
  (September 1)*                                                        627         --            --          627
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                  5         (1)          817          821
  Van Kampen LIT Startegic Growth (Grandmaster TM)                       --     (2,391)          208       (2,183)
  Van Kampen LIT Startegic Growth (IQ Annuity TM)                       330     (3,610)        2,793         (487)
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                      --       (146)          785          639
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                  --     (5,916)          863       (5,053)
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)                   65     (5,767)       (3,224)      (8,926)
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)                177       (179)        2,667        2,665
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)             3,446     (5,671)       (6,227)      (8,452)
  Van Kampen UIF Emerging Markets Equity (AnnuiChoiceTM 2)
  (September 1)*                                                        455         --            --          455
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)       3,020     (5,801)       (8,068)     (10,849)
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)               111     (2,093)        4,162        2,180
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)             10,851    (40,836)       19,204      (10,781)
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)            1,350       (145)        5,196        6,401
  Van Kampen UIF Emerging Markets Equity (IQ Advisor
  Standard TM)                                                           --         --           926           --


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2006


                                                                       Increase (decrease) in net assets from operations:
                                                              ------------------------------------------------------------------
                                                                                              Change in net
                                                                                                unrealized
                                                                               Net realized    appreciation      Net increase
                                                                               gain (loss)    (depreciation)   (decrease) in net
                                                              Net investment    on sale of      during the     assets resulting
                       Division                               income (loss)    investments        period        from operations
--------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)          $       (2,366)  $     60,001   $      103,447   $         161,082
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                     (1,471)       125,292           93,754             217,575
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard TM)               128         11,344           18,938              30,410
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index (AnnuiChoice TM)                                 (663)        78,236          107,423             184,996
  DWS Equity 500 Index (AnnuiChoiceTM 2) (September 1)*                   (4)            --               46                  42
  DWS Equity 500 Index (GrandMaster flex3 TM)                         (8,706)       157,574            4,539             153,407
  DWS Equity 500 Index (Grandmaster TM)                               (8,574)        98,624          170,749             260,799
  DWS Equity 500 Index (IQ3 TM)                                       (9,499)       140,123           69,319             199,943
  DWS Equity 500 Index (Pinnacleplus TM)                              (1,555)         4,519           22,304              25,268
  DWS Equity 500 Index (IQ Advisor Standard TM)                          250            132           18,043              18,425
  DWS Small Cap Index (AnnuiChoice TM)                                (3,755)        53,686           72,834             122,765
  DWS Small Cap Index (AnnuiChoiceTM 2) (September 1)*                    (4)            --               73                  69
  DWS Small Cap Index (GrandMaster flex3 TM)                          (3,203)        24,183           24,633              45,613
  DWS Small Cap Index (Grandmaster TM)                                  (674)        10,504            7,763              17,593
  DWS Small Cap Index (IQ3 TM)                                        (6,159)        31,662           64,614              90,117
  DWS Small Cap Index (Pinnacleplus TM)                               (1,747)        18,445            7,752              24,450
  DWS Small Cap Index (IQ Advisor Standard TM)                           (39)             5            1,851               1,817

                                                            Increase (decrease) in net assets from contract related transactions
                                                           -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                              Net                         in net
                                                                                           transfers                   assets from
                                                           Contributions     Contract        among         Contract      contract
                                                           from contract   terminations   investment     maintenance     related
                       Division                               holders      and benefits     options        charges     transactions
------------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)         $   137,247   $    (40,235)  $     52,081   $     (770)   $    148,323
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                 22,515       (102,696)        89,972         (245)          9,546
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard TM)       104,790           (711)        (2,549)          --         101,530
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index (AnnuiChoice TM)                           23,184        (29,650)      (253,113)      (6,193)       (265,772)
  DWS Equity 500 Index (AnnuiChoiceTM 2) (September 1)*            7,544             --              2           --           7,546
  DWS Equity 500 Index (GrandMaster flex3 TM)                     22,240       (315,156)      (642,882)      (2,501)       (938,299)
  DWS Equity 500 Index (Grandmaster TM)                            2,836       (433,932)       (81,481)        (386)       (512,963)
  DWS Equity 500 Index (IQ3 TM)                                  118,476       (237,246)    (1,564,479)      (2,828)     (1,686,077)
  DWS Equity 500 Index (Pinnacleplus TM)                           2,215        (24,881)        32,284         (130)          9,488
  DWS Equity 500 Index (IQ Advisor Standard TM)                       --           (867)        34,382           --          33,515
  DWS Small Cap Index (AnnuiChoice TM)                           140,489        (27,384)        (3,266)      (3,466)        106,373
  DWS Small Cap Index (AnnuiChoiceTM 2) (September 1)*             3,500             --             (4)          --           3,496
  DWS Small Cap Index (GrandMaster flex3 TM)                      13,219        (33,874)         1,923         (808)        (19,540)
  DWS Small Cap Index (Grandmaster TM)                                --        (42,614)        27,556           (2)        (15,060)
  DWS Small Cap Index (IQ3 TM)                                    78,247       (181,341)       (20,533)      (1,379)       (125,006)
  DWS Small Cap Index (Pinnacleplus TM)                            3,239        (16,140)       (24,026)        (236)        (37,163)
  DWS Small Cap Index (IQ Advisor Standard TM)                        --            (44)        24,624           --          24,580

                                                                Increase      Net assets,
                                                               (decrease)      beginning     Net assets,
                       Division                              in net assets      of year      end of year
--------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)         $     309,405    $    413,203   $   722,608
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                  227,121         609,841       836,962
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard TM)         131,940          43,593       175,533
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index (AnnuiChoice TM)                            (80,776)      1,546,774     1,465,998
  DWS Equity 500 Index (AnnuiChoiceTM 2) (September 1)*              7,588              --         7,588
  DWS Equity 500 Index (GrandMaster flex3 TM)                     (784,892)      1,777,053       992,161
  DWS Equity 500 Index (Grandmaster TM)                           (252,164)      2,511,720     2,259,556
  DWS Equity 500 Index (IQ3 TM)                                 (1,486,134)      2,745,774     1,259,640
  DWS Equity 500 Index (Pinnacleplus TM)                            34,756         190,567       225,323
  DWS Equity 500 Index (IQ Advisor Standard TM)                     51,940         104,051       155,991
  DWS Small Cap Index (AnnuiChoice TM)                             229,138         713,666       942,804
  DWS Small Cap Index (AnnuiChoiceTM 2) (September 1)*               3,565              --         3,565
  DWS Small Cap Index (GrandMaster flex3 TM)                        26,073         309,038       335,111
  DWS Small Cap Index (Grandmaster TM)                               2,533          98,060       100,593
  DWS Small Cap Index (IQ3 TM)                                     (34,889)        680,964       646,075
  DWS Small Cap Index (Pinnacleplus TM)                            (12,713)        180,955       168,242
  DWS Small Cap Index (IQ Advisor Standard TM)                      26,397              --        26,397

                                                                            Unit Transactions
                                                             -----------------------------------------------
                                                                                                   Increase
                                                               Units      Units        Units      (decrease)
Division                                                     purchased   redeemed   transferred    in units
------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)             6,156     (2,003)        2,663          926
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                1,014     (4,327)        3,658       (5,348)
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard TM)       5,521        (40)          (46)         345
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index (AnnuiChoice TM)                          1,872     (2,876)      (20,819)     (21,823)
  DWS Equity 500 Index (AnnuiChoiceTM 2) (September 1)*            697         --            --          697
  DWS Equity 500 Index (GrandMaster flex3 TM)                    1,944    (27,324)      (54,481)     (79,861)
  DWS Equity 500 Index (Grandmaster TM)                            240    (36,745)      (10,012)     (46,517)
  DWS Equity 500 Index (IQ3 TM)                                  9,833    (19,779)     (129,117)    (139,063)
  DWS Equity 500 Index (Pinnacleplus TM)                           178     (1,972)        2,465          671
  DWS Equity 500 Index (IQ Advisor Standard TM)                     --        (76)        2,951        2,875
  DWS Small Cap Index (AnnuiChoice TM)                           9,893     (2,186)         (283)       7,424
  DWS Small Cap Index (AnnuiChoiceTM 2) (September 1)*             327         --            --          327
  DWS Small Cap Index (GrandMaster flex3 TM)                       964     (2,466)           67       (1,435)
  DWS Small Cap Index (Grandmaster TM)                              --     (3,254)        2,323         (931)
  DWS Small Cap Index (IQ3 TM)                                   5,624    (12,931)       (2,045)      (9,352)
  DWS Small Cap Index (Pinnacleplus TM)                            223     (1,090)       (1,694)      (2,561)
  DWS Small Cap Index (IQ Advisor Standard TM)                      --         (3)        1,978        1,975


SEE ACCOMPANYING NOTES.

* - 2006 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                       Statements of Changes in Net Assets

                      For the Year Ended December 31, 2005


                                                                        Increase (decrease) in net assets from operations:
                                                               ------------------------------------------------------------------
                                                                                               Change in net
                                                                                                 unrealized
                                                                                Net realized    appreciation      Net increase
                                                                                gain (loss)    (depreciation)   (decrease) in net
                                                               Net investment    on sale of      during the     assets resulting
                       Division                                income (loss)    investments        period        from operations
---------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                   $       (1,113)  $      4,593   $        2,215   $           5,695
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                    (14,630)         4,149           83,146              72,665
  Touchstone Aggressive ETF (Grandmaster TM)                           (3,521)           625           13,618              10,722
  Touchstone Aggressive ETF (IQ Annuity TM)                           (27,980)        28,641           86,601              87,262
  Touchstone Aggressive ETF (Pinnacleplus TM)  (September 23)*           (213)             4            1,367               1,158
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)
   (January 10)*                                                          (29)             1              263                 235
  Touchstone Aggressive ETF (IQ Advisor Standard TM)                     (134)            15            1,165               1,046
  Touchstone Balanced (AnnuiChoice TM)                                  8,796        211,302         (112,022)            108,076
  Touchstone Balanced (GrandMaster flex3 TM)                           (1,062)        71,741          (16,334)             54,345
  Touchstone Balanced (Grandmaster TM)                                    922         11,216           (2,558)              9,580
  Touchstone Balanced (IQ Annuity TM)                                  (2,280)       177,063         (101,295)             73,488
  Touchstone Balanced (Pinnacleplus TM)                                  (820)        17,843           (4,306)             12,717
  Touchstone Baron Small Cap (AnnuiChoice TM)                         (23,881)       210,619          (39,893)            146,845
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                   (18,041)       168,823          (74,917)             75,865
  Touchstone Baron Small Cap (Grandmaster TM)                          (3,861)        21,198            1,672              19,009
  Touchstone Baron Small Cap (IQ Annuity TM)                          (43,564)        97,706           85,506             139,648
  Touchstone Baron Small Cap (Pinnacleplus TM)                         (5,490)        13,030           15,061              22,601
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM) "                   (38)             5              351                 318
  Touchstone Baron Small Cap (IQ Advisor Standard TM)                    (471)            74            5,729               5,332
  Touchstone Conservative ETF (AnnuiChoice TM)                         (2,251)           813            7,448               6,010
  Touchstone Conservative ETF (GrandMaster flex3 TM)                   (5,062)           751           14,224               9,913
  Touchstone Conservative ETF (Grandmaster TM)  (March 29)*            (1,509)         1,025            4,411               3,927
  Touchstone Conservative ETF (IQ Annuity TM)                          (4,982)         1,102           14,277              10,397
  Touchstone Conservative ETF (Pinnacleplus TM)  (July 13)*              (141)            12              230                 101
  Touchstone Conservative ETF (IQ Advisor Standard TM)                   (422)            65            4,353               3,996
  Touchstone Core Bond (AnnuiChoice TM)                               (21,216)       (12,925)          45,484              11,343
  Touchstone Core Bond (GrandMaster flex3 TM)                         (11,909)        (9,359)          21,988                 720
  Touchstone Core Bond (Grandmaster TM)                                (1,101)        (1,051)             537              (1,615)
  Touchstone Core Bond (IQ Annuity TM)                                (13,863)          (917)          16,543               1,763
  Touchstone Core Bond (Pinnacleplus TM)                               (4,055)          (755)           4,851                  41
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)               (7,548)        39,617          (41,184)             (9,115)
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)         (5,873)        62,903          (64,239)             (7,209)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)                (5,616)        12,207          (13,017)             (6,426)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)              (2,342)         4,762           (5,431)             (3,011)
  Touchstone Emerging Growth (AnnuiChoice TM)                          97,339        935,481         (688,500)            344,320
  Touchstone Emerging Growth (GrandMaster flex3 TM)                    49,268        453,943         (347,288)            155,923
  Touchstone Emerging Growth (Grandmaster TM)                           8,513         45,306          (46,662)              7,157
  Touchstone Emerging Growth (IQ Annuity TM)                           29,975        191,890         (131,699)             90,166
  Touchstone Emerging Growth (Pinnacleplus TM)                         12,957         80,122          (61,532)             31,547
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                     (2,487)        11,883          (19,882)            (10,486)
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)              (13,921)          (702)         (66,477)            (81,100)
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                       (911)         1,650           (1,329)               (590)
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                      (2,655)          (562)          (9,580)            (12,797)
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                    (1,557)         1,999           (3,592)             (3,150)
  Touchstone Enhanced ETF (AnnuiChoice TM)                             (2,550)         1,154            8,819               7,423
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                      (36,883)         3,649          272,593             239,359

                                                             Increase (decrease) in net assets from contract related transactions
                                                            -----------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                              Net                         in net
                                                                                           transfers                   assets from
                                                            Contributions     Contract       among       Contract        contract
                                                            from contract   terminations   investment   maintenance      related
                       Division                                holders      and benefits    options       charges      transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                 $    123,653   $    (13,645)  $   59,673   $      (738)   $    168,943
  Touchstone Aggressive ETF (GrandMaster flex3 TM)              1,601,411            (10)     883,796          (138)      2,485,059
  Touchstone Aggressive ETF (Grandmaster TM)                           --        (56,011)     303,669           (19)        247,639
  Touchstone Aggressive ETF (IQ Annuity TM)                     3,114,920       (115,669)     424,268        (1,728)      3,421,791
  Touchstone Aggressive ETF (Pinnacleplus TM)
   (September 23)*                                                 62,989             --       13,499            --          76,488
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)
   (January 10)*                                                    3,667             --           (4)           --           3,663
  Touchstone Aggressive ETF (IQ Advisor Standard TM)                7,500             --            6           (30)          7,476
  Touchstone Balanced (AnnuiChoice TM)                             34,258       (366,131)     128,072       (10,214)       (214,015)
  Touchstone Balanced (GrandMaster flex3 TM)                       78,655        (58,755)      42,553        (1,558)         60,895
  Touchstone Balanced (Grandmaster TM)                                 --       (163,000)     297,839           (31)        134,808
  Touchstone Balanced (IQ Annuity TM)                             138,283       (153,416)    (197,577)       (1,685)       (214,395)
  Touchstone Balanced (Pinnacleplus TM)                            64,505         (6,573)     (59,142)         (464)         (1,674)
  Touchstone Baron Small Cap (AnnuiChoice TM)                     216,910       (231,526)    (177,833)      (10,447)       (202,896)
  Touchstone Baron Small Cap (GrandMaster flex3 TM)               169,693        (47,551)     (73,104)       (1,293)         47,745
  Touchstone Baron Small Cap (Grandmaster TM)                          10        (71,908)     347,496           (43)        275,555
  Touchstone Baron Small Cap (IQ Annuity TM)                    1,074,714       (400,921)     112,226        (1,003)        785,016
  Touchstone Baron Small Cap (Pinnacleplus TM)                    101,005        (12,091)      30,868          (480)        119,302
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM) "                --             --            1            --               1
  Touchstone Baron Small Cap (IQ Advisor Standard TM)              27,845             --          (15)           --          27,830
  Touchstone Conservative ETF (AnnuiChoice TM)                    437,059        (44,584)     228,699          (601)        620,573
  Touchstone Conservative ETF (GrandMaster flex3 TM)              419,196         (3,057)      84,326          (174)        500,291
  Touchstone Conservative ETF (Grandmaster TM)  (March 29)*            10        (83,912)     296,314            (7)        212,405
  Touchstone Conservative ETF (IQ Annuity TM)                     268,919        (45,082)     578,899          (437)        802,299
  Touchstone Conservative ETF (Pinnacleplus TM)  (July 13)*         8,400             --       15,728            --          24,128
  Touchstone Conservative ETF (IQ Advisor Standard TM)            109,875             --           (6)           --         109,869
  Touchstone Core Bond (AnnuiChoice TM)                            19,692       (221,494)       6,293       (11,240)       (206,749)
  Touchstone Core Bond (GrandMaster flex3 TM)                      20,992        (42,142)    (110,945)       (2,360)       (134,455)
  Touchstone Core Bond (Grandmaster TM)                                --        (13,154)      70,359           (11)         57,194
  Touchstone Core Bond (IQ Annuity TM)                             74,741        (97,444)      87,499          (809)         63,987
  Touchstone Core Bond (Pinnacleplus TM)                           22,993        (17,649)      44,999          (737)         49,606
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)           91,208        (97,870)     (67,658)       (3,600)        (77,920)
  Touchstone Eagle Capital Appreciation (GrandMaster
   flex3 TM)                                                           --       (157,530)     (28,011)       (1,239)       (186,780)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)             3,372        (29,668)     (16,390)         (223)        (42,909)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)              --        (49,120)         115          (162)        (49,167)
  Touchstone Emerging Growth (AnnuiChoice TM)                     107,435       (639,088)     (35,144)      (10,272)       (577,069)
  Touchstone Emerging Growth (GrandMaster flex3 TM)               106,632       (130,936)    (755,694)       (2,776)       (782,774)
  Touchstone Emerging Growth (Grandmaster TM)                          53        (16,900)     167,144           (30)        150,267
  Touchstone Emerging Growth (IQ Annuity TM)                      225,748       (131,619)    (197,961)         (633)       (104,465)
  Touchstone Emerging Growth (Pinnacleplus TM)                     65,553         (1,681)      99,284          (683)        162,473
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                    800        (33,405)     (60,894)       (1,021)        (94,520)
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)           11,575        (77,153)     244,908        (2,418)        176,912
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                     --        (73,947)      65,549           (54)         (8,452)
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                  47,235        (52,204)      57,656          (190)         52,497
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                   261           (184)     (72,343)         (269)        (72,535)
  Touchstone Enhanced ETF (AnnuiChoice TM)                        528,711         (7,561)     216,686           (56)        737,780
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                4,385,963         (5,600)   1,268,687          (977)      5,648,073

                                                               Increase      Net assets,
                                                              (decrease)      beginning     Net assets,
                       Division                             in net assets      of year      end of year
-------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                $     174,638    $     1,510    $   176,148
  Touchstone Aggressive ETF (GrandMaster flex3 TM)              2,557,724         16,822      2,574,546
  Touchstone Aggressive ETF (Grandmaster TM)                      258,361        114,346        372,707
  Touchstone Aggressive ETF (IQ Annuity TM)                     3,509,053          4,847      3,513,900
  Touchstone Aggressive ETF (Pinnacleplus TM)
   (September 23)*                                                 77,646             --         77,646
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)
   (January 10)*                                                    3,898             --          3,898
  Touchstone Aggressive ETF (IQ Advisor Standard TM)                8,522         16,353         24,875
  Touchstone Balanced (AnnuiChoice TM)                           (105,939)     2,178,530      2,072,591
  Touchstone Balanced (GrandMaster flex3 TM)                      115,240      1,011,804      1,127,044
  Touchstone Balanced (Grandmaster TM)                            144,388         55,182        199,570
  Touchstone Balanced (IQ Annuity TM)                            (140,907)     1,627,385      1,486,478
  Touchstone Balanced (Pinnacleplus TM)                            11,043        232,472        243,515
  Touchstone Baron Small Cap (AnnuiChoice TM)                     (56,051)     2,467,286      2,411,235
  Touchstone Baron Small Cap (GrandMaster flex3 TM)               123,610      1,025,825      1,149,435
  Touchstone Baron Small Cap (Grandmaster TM)                     294,564        128,334        422,898
  Touchstone Baron Small Cap (IQ Annuity TM)                      924,664      2,592,778      3,517,442
  Touchstone Baron Small Cap (Pinnacleplus TM)                    141,903        248,953        390,856
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM) "               319          4,652          4,971
  Touchstone Baron Small Cap (IQ Advisor Standard TM)              33,162         61,974         95,136
  Touchstone Conservative ETF (AnnuiChoice TM)                    626,583        100,706        727,289
  Touchstone Conservative ETF (GrandMaster flex3 TM)              510,204         61,641        571,845
  Touchstone Conservative ETF (Grandmaster TM)  (March 29)*       216,332             --        216,332
  Touchstone Conservative ETF (IQ Annuity TM)                     812,696          9,997        822,693
  Touchstone Conservative ETF (Pinnacleplus TM)  (July 13)*        24,229             --         24,229
  Touchstone Conservative ETF (IQ Advisor Standard TM)            113,865             --        113,865
  Touchstone Core Bond (AnnuiChoice TM)                          (195,406)     2,135,559      1,940,153
  Touchstone Core Bond (GrandMaster flex3 TM)                    (133,735)       841,751        708,016
  Touchstone Core Bond (Grandmaster TM)                            55,579         18,206         73,785
  Touchstone Core Bond (IQ Annuity TM)                             65,750        904,894        970,644
  Touchstone Core Bond (Pinnacleplus TM)                           49,647        219,355        269,002
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)          (87,035)       871,083        784,048
  Touchstone Eagle Capital Appreciation (GrandMaster
   flex3 TM)                                                     (193,989)       505,697        311,708
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)           (49,335)       422,577        373,242
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)         (52,178)       169,573        117,395
  Touchstone Emerging Growth (AnnuiChoice TM)                    (232,749)     2,880,703      2,647,954
  Touchstone Emerging Growth (GrandMaster flex3 TM)              (626,851)     2,188,675      1,561,824
  Touchstone Emerging Growth (Grandmaster TM)                     157,424         33,380        190,804
  Touchstone Emerging Growth (IQ Annuity TM)                      (14,299)       899,427        885,128
  Touchstone Emerging Growth (Pinnacleplus TM)                    194,020        163,187        357,207
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)               (105,006)       301,041        196,035
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)           95,812      1,392,664      1,488,476
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                 (9,042)        29,705         20,663
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                  39,700        223,567        263,267
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)               (75,685)       125,430         49,745
  Touchstone Enhanced ETF (AnnuiChoice TM)                        745,203          2,846        748,049
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                5,887,432             --      5,887,432

                                                                           Unit Transactions
                                                            -----------------------------------------------
                                                                                                  Increase
                                                              Units      Units        Units      (decrease)
Division                                                    purchased   redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                   11,832     (1,450)        6,022       16,404
  Touchstone Aggressive ETF (GrandMaster flex3 TM)            155,134        (15)       86,652      241,771
  Touchstone Aggressive ETF (Grandmaster TM)                       --     (5,459)       29,483       24,024
  Touchstone Aggressive ETF (IQ Annuity TM)                   301,331    (11,756)       41,799      331,374
  Touchstone Aggressive ETF (Pinnacleplus TM)
   (September 23)*                                              6,045         --         1,306        7,351
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)
   (January 10)*                                                  347         --            --          347
  Touchstone Aggressive ETF (IQ Advisor Standard TM)              700         (2)           --          698
  Touchstone Balanced (AnnuiChoice TM)                          3,198    (31,889)       10,705      (17,986)
  Touchstone Balanced (GrandMaster flex3 TM)                    6,687     (5,143)        3,737        5,281
  Touchstone Balanced (Grandmaster TM)                             --    (15,153)       27,589       12,436
  Touchstone Balanced (IQ Annuity TM)                          11,833    (13,114)      (16,721)     (18,002)
  Touchstone Balanced (Pinnacleplus TM)                         5,459       (598)       (4,886)         (25)
  Touchstone Baron Small Cap (AnnuiChoice TM)                  14,893    (16,456)      (12,727)     (14,290)
  Touchstone Baron Small Cap (GrandMaster flex3 TM)            12,709     (3,585)       (4,737)       4,387
  Touchstone Baron Small Cap (Grandmaster TM)                       1     (5,898)       28,788       22,891
  Touchstone Baron Small Cap (IQ Annuity TM)                   70,854    (27,931)        7,880       50,803
  Touchstone Baron Small Cap (Pinnacleplus TM)                  7,150       (886)        2,394        8,658
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM) "            --         --            --           --
  Touchstone Baron Small Cap (IQ Advisor Standard TM)           2,177         --            --        2,177
  Touchstone Conservative ETF (AnnuiChoice TM)                 42,143     (4,411)       22,307       60,039
  Touchstone Conservative ETF (GrandMaster flex3 TM)           41,204       (316)        8,387       49,275
  Touchstone Conservative ETF (Grandmaster TM)  (March 29)*         1     (8,330)       29,218       20,889
  Touchstone Conservative ETF (IQ Annuity TM)                  26,506     (4,456)       56,495       78,545
  Touchstone Conservative ETF (Pinnacleplus TM)  (July 13)*       820         --         1,528        2,348
  Touchstone Conservative ETF (IQ Advisor Standard TM)         10,566         --            --       10,566
  Touchstone Core Bond (AnnuiChoice TM)                         1,797    (20,059)          300      (17,962)
  Touchstone Core Bond (GrandMaster flex3 TM)                   1,988     (4,160)      (10,191)     (12,363)
  Touchstone Core Bond (Grandmaster TM)                            --     (1,279)        6,665        5,386
  Touchstone Core Bond (IQ Annuity TM)                          6,623     (8,713)        7,758        5,668
  Touchstone Core Bond (Pinnacleplus TM)                        2,273     (1,812)        4,434        4,895
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)       11,073    (12,401)       (8,106)      (9,434)
  Touchstone Eagle Capital Appreciation (GrandMaster
   flex3 TM)                                                       --    (14,332)       (2,536)     (16,868)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)           449     (3,664)       (2,077)      (5,292)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)          --     (4,029)            7       (4,022)
  Touchstone Emerging Growth (AnnuiChoice TM)                   8,801    (52,503)       (2,572)     (46,274)
  Touchstone Emerging Growth (GrandMaster flex3 TM)             9,029    (10,371)      (65,162)     (66,504)
  Touchstone Emerging Growth (Grandmaster TM)                       4     (1,591)       14,093       12,506
  Touchstone Emerging Growth (IQ Annuity TM)                   18,611    (10,456)      (17,877)      (9,722)
  Touchstone Emerging Growth (Pinnacleplus TM)                  4,781       (175)        7,315       11,921
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                 85     (3,633)       (6,379)      (9,927)
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)        1,273     (8,101)       22,935       16,107
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                 --     (7,041)        6,276         (765)
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)               5,009     (5,548)        5,831        5,292
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                25        (42)       (6,341)      (6,358)
  Touchstone Enhanced ETF (AnnuiChoice TM)                     48,631       (731)       19,681       67,581
  Touchstone Enhanced ETF (GrandMaster flex3 TM)              417,444       (601)      120,494      537,337


See accompanying notes.

* - 2005 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                     Increase (decrease) in net assets from operations:
                                                            ------------------------------------------------------------------
                                                                                            Change in net
                                                                                              unrealized
                                                                             Net realized    appreciation      Net increase
                                                                             gain (loss)    (depreciation)   (decrease) in net
                                                            Net investment    on sale of      during the     assets resulting
                       Division                             income (loss)    investments        period        from operations
------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced ETF (Grandmaster TM)                  $       (1,822)  $        322   $       10,418   $           8,918
  Touchstone Enhanced ETF (IQ Annuity TM)                          (27,575)         2,890          141,521             116,836
  Touchstone Enhanced ETF (Pinnacleplus TM)                           (668)            79            5,661               5,072
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                    (322)            26            2,539               2,243
  Touchstone Enhanced ETF (IQ Advisor Standard TM)                    (709)        (7,552)             709              (7,552)
  Touchstone Growth & Income (AnnuiChoice TM)                       (2,443)        20,370          (16,654)              1,273
  Touchstone Growth & Income (GrandMaster flex3 TM)                 (4,922)        31,892          (26,285)                685
  Touchstone Growth & Income (Grandmaster TM)                         (661)          (939)             466              (1,134)
  Touchstone Growth & Income (IQ Annuity TM)                        (6,976)        45,916          (35,070)              3,870
  Touchstone Growth & Income (Pinnacleplus TM)                      (2,089)         7,546           (5,302)                155
  Touchstone High Yield (AnnuiChoice TM)                            (8,486)          (839)          26,967              17,642
  Touchstone High Yield (GrandMaster flex3 TM)                     (21,373)        (1,703)          41,880              18,804
  Touchstone High Yield (Grandmaster TM)                           (10,144)       (59,931)          67,125              (2,950)
  Touchstone High Yield (IQ Annuity TM)                            (20,398)         3,367           34,344              17,313
  Touchstone High Yield (Pinnacleplus TM)                           (5,256)         3,707            7,116               5,567
  Touchstone Moderate ETF  (AnnuiChoice TM)                        (11,626)         3,340           59,514              51,228
  Touchstone Moderate ETF (GrandMaster flex3 TM)                   (22,259)         6,002           79,247              62,990
  Touchstone Moderate ETF (Grandmaster TM)                          (3,656)         1,605           16,714              14,663
  Touchstone Moderate ETF (IQ Annuity TM)                          (11,359)        10,342           37,715              36,698
  Touchstone Moderate ETF (Pinnacleplus TM)                         (1,156)            62            4,101               3,007
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                    (276)            14            1,392               1,130
  Touchstone Moderate ETF (IQ Advisor Standard TM)                    (516)            31            3,481               2,996
  Touchstone Money Market (AnnuiChoice TM)                           3,473             --               --               3,473
  Touchstone Money Market (Grandmaster TM)                         157,839             --               --             157,839
  Touchstone Money Market (IQ Annuity TM)                           36,445             --               --              36,445
  Touchstone Money Market (IQ Annuity TM)                            3,610             --               --               3,610
  Touchstone Third Avenue Value (AnnuiChoice TM)                   (10,785)       913,510          133,439           1,036,164
  Touchstone Third Avenue Value (GrandMaster flex3 TM)             (16,230)       621,957         (103,740)            501,987
  Touchstone Third Avenue Value (Grandmaster TM)                     1,007         98,687           11,076             110,770
  Touchstone Third Avenue Value (IQ Annuity TM)                    (40,733)     1,159,656            4,066           1,122,989
  Touchstone Third Avenue Value (Pinnacleplus TM)                   (6,747)        47,835          107,487             148,575
  Touchstone Third Avenue Value (IQ Advisor Standard TM)               300          2,148           11,630              14,078
  Touchstone Value Plus (AnnuiChoice TM)                           (11,200)        54,126          (33,947)              8,979
  Touchstone Value Plus (GrandMaster flex3 TM)                      (4,051)        37,342          (35,463)             (2,172)
  Touchstone Value Plus (Grandmaster TM)                            (1,615)         6,320           (2,370)              2,335
  Touchstone Value Plus (IQ Annuity TM)                            (18,736)       115,943         (115,803)            (18,596)
  Touchstone Value Plus (Pinnacleplus TM)                             (358)           101              354                  97
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                   32,134         (3,704)         (15,567)             12,863
  JP Morgan Bond (GrandMaster flex3 TM)                             45,907         (5,109)         (19,371)             21,427
  JP Morgan Bond (Grandmaster TM)                                    3,864         (2,160)            (292)              1,412
  JP Morgan Bond (IQ3 TM)                                           53,671           (130)         (32,802)             20,739
  JP Morgan Bond (Pinnacleplus TM)                                   9,405           (675)          (5,418)              3,312
  JP Morgan International Equity (AnnuiChoice TM)                   (1,054)        13,501           19,582              32,029
  JP Morgan International Equity (GrandMaster flex3 TM)             (1,174)        40,967          (25,414)             14,379
  JP Morgan International Equity (Grandmaster TM)                     (112)         2,656            7,689              10,233
  JP Morgan International Equity (IQ3 TM)                           (2,683)        21,744           20,715              39,776
  JP Morgan International Equity (Pinnacleplus TM)                  (2,264)         2,462           28,748              28,946
  JP Morgan Mid Cap Value (AnnuiChoice TM)                            (975)        45,558            2,414              46,997
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                    (6,578)        53,326           18,743              65,491
  JP Morgan Mid Cap Value (Grandmaster TM)                          (2,262)        19,421            3,170              20,329
  JP Morgan Mid Cap Value (IQ3 TM)                                  (6,971)       174,923         (147,320)             20,632

                                                            Increase (decrease) in net assets from contract related transactions
                                                          -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                              Net                         in net
                                                                                           transfers                   assets from
                                                          Contributions      Contract        among        Contract       contract
                                                          from contract    terminations   investment    maintenance      related
                       Division                              holders       and benefits     options       charges      transactions
-----------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced ETF (Grandmaster TM)                $          --    $     (6,843)  $   437,679   $        (8)   $    430,828
  Touchstone Enhanced ETF (IQ Annuity TM)                     3,712,422         (17,882)      176,124           (56)      3,870,608
  Touchstone Enhanced ETF (Pinnacleplus TM)                          --          (1,079)      123,885           (22)        122,784
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                3,667              --            11            --           3,678
  Touchstone Enhanced ETF (IQ Advisor Standard TM)              190,561              --      (236,911)           --         (46,350)
  Touchstone Growth & Income (AnnuiChoice TM)                    (1,881)       (132,396)       (7,966)       (1,457)       (143,700)
  Touchstone Growth & Income (GrandMaster flex3 TM)                (200)        (17,143)       33,360        (1,864)         14,153
  Touchstone Growth & Income (Grandmaster TM)                        --          (2,382)      (62,773)          (21)        (65,176)
  Touchstone Growth & Income (IQ Annuity TM)                     95,840         (91,410)       32,648          (228)         36,850
  Touchstone Growth & Income (Pinnacleplus TM)                      385          (3,874)          589          (113)         (3,013)
  Touchstone High Yield (AnnuiChoice TM)                         56,299         (47,363)      (23,267)       (3,671)        (18,002)
  Touchstone High Yield (GrandMaster flex3 TM)                   87,189         (63,669)     (181,651)       (1,326)       (159,457)
  Touchstone High Yield (Grandmaster TM)                         56,263        (227,004)      103,641           (58)        (67,158)
  Touchstone High Yield (IQ Annuity TM)                         115,303        (370,462)     (321,338)         (975)       (577,472)
  Touchstone High Yield (Pinnacleplus TM)                        48,768          (1,920)      (58,327)         (399)        (11,878)
  Touchstone Moderate ETF  (AnnuiChoice TM)                   1,990,131          (1,828)      214,394        (1,827)      2,200,870
  Touchstone Moderate ETF (GrandMaster flex3 TM)              1,814,959        (125,170)      433,734          (318)      2,123,205
  Touchstone Moderate ETF (Grandmaster TM)                          857         (17,378)      559,884           (30)        543,333
  Touchstone Moderate ETF (IQ Annuity TM)                     1,045,604         (27,918)      839,159          (921)      1,855,924
  Touchstone Moderate ETF (Pinnacleplus TM)                     185,047            (605)       45,286           (59)        229,669
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)               48,878              --             8            --          48,886
  Touchstone Moderate ETF (IQ Advisor Standard TM)               25,502              --             8            --          25,510
  Touchstone Money Market (AnnuiChoice TM)                           --          (5,317)         (873)         (851)         (7,041)
  Touchstone Money Market (Grandmaster TM)                      717,430      (4,609,149)    2,308,393        (3,503)     (1,586,829)
  Touchstone Money Market (IQ Annuity TM)                         1,964      (1,009,273)      776,460        (1,237)       (232,086)
  Touchstone Money Market (IQ Annuity TM)                          (162)        (46,059)       (5,747)         (228)        (52,196)
  Touchstone Third Avenue Value (AnnuiChoice TM)                463,934        (813,920)       95,205       (30,454)       (285,235)
  Touchstone Third Avenue Value (GrandMaster flex3 TM)          773,831        (228,134)      713,199        (3,277)      1,255,619
  Touchstone Third Avenue Value (Grandmaster TM)                  3,652        (245,562)    1,563,121          (267)      1,320,944
  Touchstone Third Avenue Value (IQ Annuity TM)                 440,053      (1,629,427)    2,051,901        (4,810)        857,717
  Touchstone Third Avenue Value (Pinnacleplus TM)               372,068         (68,010)      156,012        (1,019)        459,051
  Touchstone Third Avenue Value (IQ Advisor Standard TM)         36,037              --            (3)           --          36,034
  Touchstone Value Plus (AnnuiChoice TM)                         41,236         (85,508)     (104,460)       (4,887)       (153,619)
  Touchstone Value Plus (GrandMaster flex3 TM)                    4,527        (100,542)       (8,767)         (623)       (105,405)
  Touchstone Value Plus (Grandmaster TM)                             --         (11,515)       (5,225)          (23)        (16,763)
  Touchstone Value Plus (IQ Annuity TM)                           6,629        (242,393)      371,408        (1,630)        134,014
  Touchstone Value Plus (Pinnacleplus TM)                            --            (194)           41           (21)           (174)
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                63,041        (147,995)      323,488        (2,329)        236,205
  JP Morgan Bond (GrandMaster flex3 TM)                         165,021        (358,847)      533,967        (4,346)        335,795
  JP Morgan Bond (Grandmaster TM)                                    20         (48,440)      280,452          (129)        231,903
  JP Morgan Bond (IQ3 TM)                                        66,098        (173,244)      (78,269)         (932)       (186,347)
  JP Morgan Bond (Pinnacleplus TM)                               24,810         (14,678)       84,194          (344)         93,982
  JP Morgan International Equity (AnnuiChoice TM)                 8,030          (7,443)      143,774        (1,163)        143,198
  JP Morgan International Equity (GrandMaster flex3 TM)           1,633         (14,014)     (107,851)          (97)       (120,329)
  JP Morgan International Equity (Grandmaster TM)                   128          (6,852)       34,677           (14)         27,939
  JP Morgan International Equity (IQ3 TM)                        25,228        (111,533)       72,550          (240)        (13,995)
  JP Morgan International Equity (Pinnacleplus TM)               38,770         (23,772)      212,029          (280)        226,747
  JP Morgan Mid Cap Value (AnnuiChoice TM)                      133,223         (50,238)       83,598        (3,259)        163,324
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                128,582         (75,755)      377,160        (1,654)        428,333
  JP Morgan Mid Cap Value (Grandmaster TM)                        1,504         (50,102)      119,041           (74)         70,369
  JP Morgan Mid Cap Value (IQ3 TM)                              167,562        (157,362)   (1,044,415)         (895)     (1,035,110)

                                                               Increase      Net assets,
                                                              (decrease)      beginning     Net assets,
                       Division                             in net assets      of year      end of year
-------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced ETF (Grandmaster TM)                  $     439,746    $     23,153   $   462,899
  Touchstone Enhanced ETF (IQ Annuity TM)                       3,987,444           1,071     3,988,515
  Touchstone Enhanced ETF (Pinnacleplus TM)                       127,856              --       127,856
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                  5,921          36,354        42,275
  Touchstone Enhanced ETF (IQ Advisor Standard TM)                (53,902)        267,674       213,772
  Touchstone Growth & Income (AnnuiChoice TM)                    (142,427)        306,850       164,423
  Touchstone Growth & Income (GrandMaster flex3 TM)                14,838         313,052       327,890
  Touchstone Growth & Income (Grandmaster TM)                     (66,310)         75,639         9,329
  Touchstone Growth & Income (IQ Annuity TM)                       40,720         436,250       476,970
  Touchstone Growth & Income (Pinnacleplus TM)                     (2,858)        130,710       127,852
  Touchstone High Yield (AnnuiChoice TM)                             (360)        852,320       851,960
  Touchstone High Yield (GrandMaster flex3 TM)                   (140,653)      1,498,219     1,357,566
  Touchstone High Yield (Grandmaster TM)                          (70,108)        971,002       900,894
  Touchstone High Yield (IQ Annuity TM)                          (560,159)      1,726,593     1,166,434
  Touchstone High Yield (Pinnacleplus TM)                          (6,311)        308,570       302,259
  Touchstone Moderate ETF  (AnnuiChoice TM)                     2,252,098         230,183     2,482,281
  Touchstone Moderate ETF (GrandMaster flex3 TM)                2,186,195         384,683     2,570,878
  Touchstone Moderate ETF (Grandmaster TM)                        557,996          49,180       607,176
  Touchstone Moderate ETF (IQ Annuity TM)                       1,892,622          82,123     1,974,745
  Touchstone Moderate ETF (Pinnacleplus TM)                       232,676              --       232,676
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                 50,016          13,130        63,146
  Touchstone Moderate ETF (IQ Advisor Standard TM)                 28,506          76,980       105,486
  Touchstone Money Market (AnnuiChoice TM)                         (3,568)        167,187       163,619
  Touchstone Money Market (Grandmaster TM)                     (1,428,990)      7,896,559     6,467,569
  Touchstone Money Market (IQ Annuity TM)                        (195,641)      1,034,674       839,033
  Touchstone Money Market (IQ Annuity TM)                         (48,586)        241,281       192,695
  Touchstone Third Avenue Value (AnnuiChoice TM)                  750,929       7,056,867     7,807,796
  Touchstone Third Avenue Value (GrandMaster flex3 TM)          1,757,606       3,469,905     5,227,511
  Touchstone Third Avenue Value (Grandmaster TM)                1,431,714         276,409     1,708,123
  Touchstone Third Avenue Value (IQ Annuity TM)                 1,980,706       7,139,487     9,120,193
  Touchstone Third Avenue Value (Pinnacleplus TM)                 607,626         760,562     1,368,188
  Touchstone Third Avenue Value (IQ Advisor Standard TM)           50,112          61,110       111,222
  Touchstone Value Plus (AnnuiChoice TM)                         (144,640)      1,250,265     1,105,625
  Touchstone Value Plus (GrandMaster flex3 TM)                   (107,577)        286,475       178,898
  Touchstone Value Plus (Grandmaster TM)                          (14,428)         92,811        78,383
  Touchstone Value Plus (IQ Annuity TM)                           115,418         820,054       935,472
  Touchstone Value Plus (Pinnacleplus TM)                             (77)         21,823        21,746
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                 249,068         644,085       893,153
  JP Morgan Bond (GrandMaster flex3 TM)                           357,222       1,581,128     1,938,350
  JP Morgan Bond (Grandmaster TM)                                 233,315          87,925       321,240
  JP Morgan Bond (IQ3 TM)                                        (165,608)      1,503,257     1,337,649
  JP Morgan Bond (Pinnacleplus TM)                                 97,294         272,267       369,561
  JP Morgan International Equity (AnnuiChoice TM)                 175,227         101,843       277,070
  JP Morgan International Equity (GrandMaster flex3 TM)          (105,950)        210,156       104,206
  JP Morgan International Equity (Grandmaster TM)                  38,172          57,521        95,693
  JP Morgan International Equity (IQ3 TM)                          25,781         352,496       378,277
  JP Morgan International Equity (Pinnacleplus TM)                255,693          14,002       269,695
  JP Morgan Mid Cap Value (AnnuiChoice TM)                        210,321         544,796       755,117
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                  493,824         728,744     1,222,568
  JP Morgan Mid Cap Value (Grandmaster TM)                         90,698         201,066       291,764
  JP Morgan Mid Cap Value (IQ3 TM)                             (1,014,478)      1,749,681       735,203

                                                                           Unit Transactions
                                                            -----------------------------------------------
                                                                                                  Increase
                                                              Units      Units        Units      (decrease)
Division                                                    purchased   redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced ETF (Grandmaster TM)                         --       (652)       40,600       39,948
  Touchstone Enhanced ETF (IQ Annuity TM)                     348,571     (1,639)       16,582      363,514
  Touchstone Enhanced ETF (Pinnacleplus TM)                        --       (103)       11,788       11,685
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                339         --            --          339
  Touchstone Enhanced ETF (IQ Advisor Standard TM)             16,223         (1)      (21,966)      (5,744)
  Touchstone Growth & Income (AnnuiChoice TM)                      20    (12,068)         (701)     (12,749)
  Touchstone Growth & Income (GrandMaster flex3 TM)                --     (1,723)        2,946        1,223
  Touchstone Growth & Income (Grandmaster TM)                      --       (225)       (5,857)      (6,082)
  Touchstone Growth & Income (IQ Annuity TM)                    8,599     (8,096)        2,898        3,401
  Touchstone Growth & Income (Pinnacleplus TM)                     33       (331)           46         (252)
  Touchstone High Yield (AnnuiChoice TM)                        4,134     (3,751)       (1,788)      (1,405)
  Touchstone High Yield (GrandMaster flex3 TM)                  6,732     (4,974)      (14,351)     (12,593)
  Touchstone High Yield (Grandmaster TM)                        5,228    (21,088)        7,716       (8,144)
  Touchstone High Yield (IQ Annuity TM)                         8,734    (27,998)      (24,410)     (43,674)
  Touchstone High Yield (Pinnacleplus TM)                       4,298       (202)       (5,057)        (961)
  Touchstone Moderate ETF  (AnnuiChoice TM)                   192,521       (353)       20,614      212,782
  Touchstone Moderate ETF (GrandMaster flex3 TM)              177,319    (12,103)       42,379      207,595
  Touchstone Moderate ETF (Grandmaster TM)                         82     (1,672)       54,554       52,964
  Touchstone Moderate ETF (IQ Annuity TM)                     101,744     (2,856)       81,174      180,062
  Touchstone Moderate ETF (Pinnacleplus TM)                    17,832        (65)        4,448       22,215
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)              4,492         --            --        4,492
  Touchstone Moderate ETF (IQ Advisor Standard TM)              2,343         --            --        2,343
  Touchstone Money Market (AnnuiChoice TM)                         --       (600)          (93)        (693)
  Touchstone Money Market (Grandmaster TM)                     71,818   (459,986)      233,657     (154,511)
  Touchstone Money Market (IQ Annuity TM)                         195   (100,279)       79,193      (20,891)
  Touchstone Money Market (IQ Annuity TM)                          --     (4,603)         (560)      (5,163)
  Touchstone Third Avenue Value (AnnuiChoice TM)               28,702    (51,734)          959      (22,073)
  Touchstone Third Avenue Value (GrandMaster flex3 TM)         57,479    (16,800)       40,007       80,686
  Touchstone Third Avenue Value (Grandmaster TM)                  286    (18,572)      116,823       98,537
  Touchstone Third Avenue Value (IQ Annuity TM)                30,447   (110,375)      133,623       53,695
  Touchstone Third Avenue Value (Pinnacleplus TM)              23,505     (4,561)        9,692       28,636
  Touchstone Third Avenue Value (IQ Advisor Standard TM)        2,871         --            --        2,871
  Touchstone Value Plus (AnnuiChoice TM)                        4,252     (9,387)      (10,825)     (15,960)
  Touchstone Value Plus (GrandMaster flex3 TM)                    445     (9,717)       (1,028)     (10,300)
  Touchstone Value Plus (Grandmaster TM)                           --     (1,054)         (324)      (1,378)
  Touchstone Value Plus (IQ Annuity TM)                           728    (25,518)       35,983       11,193
  Touchstone Value Plus (Pinnacleplus TM)                          --        (18)            4          (14)
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                               5,788    (13,493)       28,483       20,778
  JP Morgan Bond (GrandMaster flex3 TM)                        14,832    (32,565)       47,799       30,066
  JP Morgan Bond (Grandmaster TM)                                   2     (4,644)       26,725       22,083
  JP Morgan Bond (IQ3 TM)                                       5,916    (15,526)       (6,876)     (16,486)
  JP Morgan Bond (Pinnacleplus TM)                              2,435     (1,461)        8,176        9,150
  JP Morgan International Equity (AnnuiChoice TM)                 616       (700)       12,173       12,089
  JP Morgan International Equity (GrandMaster flex3 TM)           135     (1,179)       (8,592)      (9,636)
  JP Morgan International Equity (Grandmaster TM)                  11       (590)        3,157        2,578
  JP Morgan International Equity (IQ3 TM)                       2,067     (8,915)        6,385         (463)
  JP Morgan International Equity (Pinnacleplus TM)              2,714     (1,733)       15,898       16,879
  JP Morgan Mid Cap Value (AnnuiChoice TM)                      8,908     (3,699)        5,631       10,840
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                8,850     (5,297)       25,958       29,511
  JP Morgan Mid Cap Value (Grandmaster TM)                        130     (4,139)       10,078        6,069
  JP Morgan Mid Cap Value (IQ3 TM)                             11,608    (10,887)      (76,869)     (76,148)


SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                   Increase (decrease) in net assets from operations:
                                                          ------------------------------------------------------------------
                                                                                          Change in net
                                                                                            unrealized
                                                                           Net realized    appreciation      Net increase
                                                                           gain (loss)    (depreciation)   (decrease) in net
                                                          Net investment    on sale of      during the     assets resulting
                       Division                           income (loss)    investments        period        from operations
----------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan Mid Cap Value (Pinnacleplus TM)               $       (3,439)  $     10,720   $       17,734   $          25,015
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                    311,506      2,150,698       (1,029,441)          1,432,763
  Fidelity VIP Growth (Grandmaster TM)                          (189,668)    (4,237,725)       5,241,054             813,661
  Fidelity VIP High Income (Grandmaster TM)                    1,123,590        (54,201)        (910,866)            158,523
  Fidelity VIP II Asset Manager (Grandmaster TM)                 272,187       (589,964)         708,511             390,734
  Fidelity VIP II Contrafund (Grandmaster TM)                   (288,370)     2,447,259        1,807,546           3,966,435
  Fidelity VIP II Index 500 (Grandmaster TM)                     111,509       (982,849)       1,361,367             490,027
  Fidelity VIP II Index 500 (IQ Annuity TM)                        6,109         13,285           17,015              36,409
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)         356,358        (29,712)        (231,340)             95,306
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)           52,649         20,249          (60,736)             12,162
  Fidelity VIP III Balanced (Grandmaster TM)                      36,963         51,630           (6,869)             81,724
  Fidelity VIP III Growth & Income (Grandmaster TM)               26,350         25,784          494,173             546,307
  Fidelity VIP III Growth Opportunities (Grandmaster TM)          (8,617)       133,035           39,054             163,472
  Fidelity VIP Overseas (Grandmaster TM)                          (7,101)     1,111,931          378,660           1,483,490
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice TM)                        86,750             --               --              86,750
  Touchstone Money Market (GrandMaster flex3 TM)                  26,510             --               --              26,510
  Touchstone Money Market (IQ Annuity TM)                        160,086             --               --             160,086
  Touchstone Money Market (Pinnacleplus TM)                        2,797             --               --               2,797
  Touchstone Money Market (IQ Advisor Standard TM)                   250             --               --                 250
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                      11,172        208,109         (179,664)             39,617
  Fidelity VIP Growth (IQ Annuity TM)                            (12,205)        40,084          (15,386)             12,493
  Fidelity VIP High Income (IQ Annuity TM)                       243,613         (4,319)        (188,787)             50,507
  Fidelity VIP II Asset Manager (IQ Annuity TM)                    4,633         16,274          (11,524)              9,383
  Fidelity VIP II Contrafund (IQ Annuity TM)                     (28,371)       288,610           44,298             304,537
  Fidelity VIP III Balanced (IQ Annuity TM)                        5,337         22,177          (22,914)              4,600
  Fidelity VIP III Growth & Income (IQ Annuity TM)                 3,104         12,715               58              15,877
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)           (1,144)         6,159            8,054              13,069
  Fidelity VIP III Mid Cap (Grandmaster TM)                      (83,861)     1,460,080         (463,495)            912,724
  Fidelity VIP III Mid Cap (IQ Annuity TM)                       (38,169)       523,685         (104,058)            381,458
  Fidelity VIP Overseas (IQ Annuity TM)                             (894)        18,943           22,111              40,160
  MFS Capital Opportunities (AnnuiChoice TM)                      (2,405)        16,196          (14,056)               (265)
  MFS Capital Opportunities (GrandMaster flex3 TM)                (3,555)        27,178          (25,336)             (1,713)
  MFS Capital Opportunities (Grandmaster TM)                      (2,963)        67,692          (71,212)             (6,483)
  MFS Capital Opportunities (IQ Annuity TM)                       (7,389)        36,005          (38,736)            (10,120)
  MFS Capital Opportunities (Pinnacleplus TM)                       (915)         1,294           (1,468)             (1,089)
  MFS Emerging Growth (AnnuiChoice TM)                            (2,023)         4,373            8,020              10,370
  MFS Emerging Growth (GrandMaster flex3 TM)                      (1,019)        (2,820)           4,570                 731
  MFS Emerging Growth (Grandmaster TM)                            (1,534)         5,930             (442)              3,954
  MFS Emerging Growth (IQ Annuity TM)                             (9,305)       103,886          (53,896)             40,685
  MFS Emerging Growth (Pinnacleplus TM)                             (206)         1,662             (710)                746
  MFS Investors Growth Stock (AnnuiChoice TM)                     (7,086)        38,683          (12,371)             19,226
  MFS Investors Growth Stock (GrandMaster flex3 TM)               (8,062)        61,283          (41,291)             11,930
  MFS Investors Growth Stock (Grandmaster TM)                     (1,576)         6,498           (2,082)              2,840
  MFS Investors Growth Stock (IQ Annuity TM)                      (5,442)        16,352           (5,114)              5,796
  MFS Investors Growth Stock (Pinnacleplus TM)                    (2,398)         1,907            4,580               4,089
  MFS Mid Cap Growth (AnnuiChoice TM)                             (8,441)        46,547          (42,370)             (4,264)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                       (5,880)        30,103          (16,833)              7,390
  MFS Mid Cap Growth (Grandmaster TM)                             (9,892)        56,720          (62,912)            (16,084)
  MFS Mid Cap Growth (IQ Annuity TM)                             (16,454)        26,195          (13,606)             (3,865)

                                                             Increase (decrease) in net assets from contract related transactions
                                                          -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                              Net                         in net
                                                                                           transfers                   assets from
                                                          Contributions      Contract        among         Contract      contract
                                                          from contract    terminations    investment    maintenance     related
                       Division                              holders       and benefits     options        charges     transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan Mid Cap Value (Pinnacleplus TM)               $     152,593    $    (20,067)  $    100,876   $      (331)  $    233,071
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                   120,489      (6,458,556)    (2,060,624)      (15,487)    (8,414,178)
  Fidelity VIP Growth (Grandmaster TM)                          151,667      (3,933,461)    (2,476,556)      (12,276)    (6,270,626)
  Fidelity VIP High Income (Grandmaster TM)                      13,789      (1,675,291)      (972,368)       (2,442)    (2,636,312)
  Fidelity VIP II Asset Manager (Grandmaster TM)                 78,389      (3,044,425)      (916,740)       (9,494)    (3,892,270)
  Fidelity VIP II Contrafund (Grandmaster TM)                   114,627      (6,087,651)     1,205,485       (14,003)    (4,781,542)
  Fidelity VIP II Index 500 (Grandmaster TM)                         19      (3,579,320)    (2,459,738)       (8,513)    (6,047,552)
  Fidelity VIP II Index 500 (IQ Annuity TM)                          --        (160,366)      (160,577)       (1,233)      (322,176)
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)         15,925      (1,874,790)      (386,998)       (3,591)    (2,249,454)
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)          12,289        (212,859)         6,618          (367)      (194,319)
  Fidelity VIP III Balanced (Grandmaster TM)                     14,109        (505,510)        16,808        (1,192)      (475,785)
  Fidelity VIP III Growth & Income (Grandmaster TM)              68,495      (1,958,101)      (500,684)       (4,103)    (2,394,393)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)          7,625        (773,908)      (180,868)       (1,958)      (949,109)
  Fidelity VIP Overseas (Grandmaster TM)                         28,999      (1,692,203)      (295,287)       (4,652)    (1,963,143)
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice TM)                      534,060      (1,716,508)     1,163,154       (23,103)       (42,397)
  Touchstone Money Market (GrandMaster flex3 TM)              1,239,857        (226,453)      (526,944)       (4,866)       481,594
  Touchstone Money Market (IQ Annuity TM)                     1,057,763      (3,649,664)     6,351,960       (28,355)     3,731,704
  Touchstone Money Market (Pinnacleplus TM)                     604,545          (1,065)      (510,227)         (187)        93,066
  Touchstone Money Market (IQ Advisor Standard TM)               71,188              --        (10,170)           --         61,018
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                      2,665        (445,239)      (142,461)         (484)      (585,519)
  Fidelity VIP Growth (IQ Annuity TM)                               125        (472,242)      (706,571)         (814)    (1,179,502)
  Fidelity VIP High Income (IQ Annuity TM)                           --        (283,829)      (705,746)         (647)      (990,222)
  Fidelity VIP II Asset Manager (IQ Annuity TM)                  48,300         (53,022)        31,586          (199)        26,665
  Fidelity VIP II Contrafund (IQ Annuity TM)                     12,261        (380,259)       526,898        (1,162)       157,738
  Fidelity VIP III Balanced (IQ Annuity TM)                          --        (157,063)        13,484          (184)      (143,763)
  Fidelity VIP III Growth & Income (IQ Annuity TM)                  575        (266,326)       (95,351)         (303)      (361,405)
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)              --         (39,686)       (16,204)         (156)       (56,046)
  Fidelity VIP III Mid Cap (Grandmaster TM)                       3,313      (2,248,611)       269,891        (1,797)    (1,977,204)
  Fidelity VIP III Mid Cap (IQ Annuity TM)                       53,912        (860,356)       205,010          (723)      (602,157)
  Fidelity VIP Overseas (IQ Annuity TM)                              --         (44,023)       (54,098)         (114)       (98,235)
  MFS Capital Opportunities (AnnuiChoice TM)                        356         (25,080)       (57,156)       (1,811)       (83,691)
  MFS Capital Opportunities (GrandMaster flex3 TM)               10,891         (16,155)        (3,454)         (356)        (9,074)
  MFS Capital Opportunities (Grandmaster TM)                      3,000         (97,970)      (243,238)         (123)      (338,331)
  MFS Capital Opportunities (IQ Annuity TM)                       4,129        (196,717)      (324,797)         (464)      (517,849)
  MFS Capital Opportunities (Pinnacleplus TM)                        --         (30,794)            46          (109)       (30,857)
  MFS Emerging Growth (AnnuiChoice TM)                             (105)        (50,965)       171,799          (863)       119,866
  MFS Emerging Growth (GrandMaster flex3 TM)                         --          (6,707)         4,373           (42)        (2,376)
  MFS Emerging Growth (Grandmaster TM)                              563         (54,815)        (4,099)          (25)       (58,376)
  MFS Emerging Growth (IQ Annuity TM)                             2,706        (186,048)      (147,296)         (351)      (330,989)
  MFS Emerging Growth (Pinnacleplus TM)                           2,940          (1,168)        (7,581)           (4)        (5,813)
  MFS Investors Growth Stock (AnnuiChoice TM)                     4,903         (62,379)      (121,004)       (3,713)      (182,193)
  MFS Investors Growth Stock (GrandMaster flex3 TM)                  27         (13,485)      (123,950)         (590)      (137,998)
  MFS Investors Growth Stock (Grandmaster TM)                     2,925         (22,626)        12,648           (70)        (7,123)
  MFS Investors Growth Stock (IQ Annuity TM)                      7,829         (68,601)       (93,494)         (309)      (154,575)
  MFS Investors Growth Stock (Pinnacleplus TM)                    2,697          (5,868)           637          (155)        (2,689)
  MFS Mid Cap Growth (AnnuiChoice TM)                            17,724         (66,583)      (288,179)       (4,641)      (341,679)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                       3,230         (15,977)        12,635          (634)          (746)
  MFS Mid Cap Growth (Grandmaster TM)                             8,441        (109,003)      (402,532)         (262)      (503,356)
  MFS Mid Cap Growth (IQ Annuity TM)                             17,557        (241,510)       (20,322)         (733)      (245,008)

                                                             Increase      Net assets,
                                                            (decrease)      beginning     Net assets,
                       Division                           in net assets      of year      end of year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan Mid Cap Value (Pinnacleplus TM)               $     258,086    $    296,174   $    554,260
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                (6,981,415)     41,289,244     34,307,829
  Fidelity VIP Growth (Grandmaster TM)                       (5,456,965)     26,957,144     21,500,179
  Fidelity VIP High Income (Grandmaster TM)                  (2,477,789)      9,873,141      7,395,352
  Fidelity VIP II Asset Manager (Grandmaster TM)             (3,501,536)     19,362,040     15,860,504
  Fidelity VIP II Contrafund (Grandmaster TM)                  (815,107)     29,709,985     28,894,878
  Fidelity VIP II Index 500 (Grandmaster TM)                 (5,557,525)     21,241,734     15,684,209
  Fidelity VIP II Index 500 (IQ Annuity TM)                    (285,767)      1,391,167      1,105,400
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)     (2,154,148)     12,110,025      9,955,877
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)        (182,157)      1,803,804      1,621,647
  Fidelity VIP III Balanced (Grandmaster TM)                   (394,061)      2,696,902      2,302,841
  Fidelity VIP III Growth & Income (Grandmaster TM)          (1,848,086)     11,196,812      9,348,726
  Fidelity VIP III Growth Opportunities (Grandmaster TM)       (785,637)      3,235,134      2,449,497
  Fidelity VIP Overseas (Grandmaster TM)                       (479,653)     10,466,615      9,986,962
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice TM)                       44,353       4,422,213      4,466,566
  Touchstone Money Market (GrandMaster flex3 TM)                508,104       1,120,137      1,628,241
  Touchstone Money Market (IQ Annuity TM)                     3,891,790       5,969,816      9,861,606
  Touchstone Money Market (Pinnacleplus TM)                      95,863         151,505        247,368
  Touchstone Money Market (IQ Advisor Standard TM)               61,268                         61,268
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                   (545,902)      1,731,799      1,185,897
  Fidelity VIP Growth (IQ Annuity TM)                        (1,167,009)      2,133,299        966,290
  Fidelity VIP High Income (IQ Annuity TM)                     (939,715)      2,319,061      1,379,346
  Fidelity VIP II Asset Manager (IQ Annuity TM)                  36,048         312,203        348,251
  Fidelity VIP II Contrafund (IQ Annuity TM)                    462,275       2,478,233      2,940,508
  Fidelity VIP III Balanced (IQ Annuity TM)                    (139,163)        362,638        223,475
  Fidelity VIP III Growth & Income (IQ Annuity TM)             (345,528)        763,046        417,518
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)         (42,977)        230,201        187,224
  Fidelity VIP III Mid Cap (Grandmaster TM)                  (1,064,480)      6,806,987      5,742,507
  Fidelity VIP III Mid Cap (IQ Annuity TM)                     (220,699)      2,870,147      2,649,448
  Fidelity VIP Overseas (IQ Annuity TM)                         (58,075)        314,972        256,897
  MFS Capital Opportunities (AnnuiChoice TM)                    (83,956)        585,638        501,682
  MFS Capital Opportunities (GrandMaster flex3 TM)              (10,787)        400,365        389,578
  MFS Capital Opportunities (Grandmaster TM)                   (344,814)        584,771        239,957
  MFS Capital Opportunities (IQ Annuity TM)                    (527,969)      1,153,719        625,750
  MFS Capital Opportunities (Pinnacleplus TM)                   (31,946)        101,461         69,515
  MFS Emerging Growth (AnnuiChoice TM)                          130,236         220,474        350,710
  MFS Emerging Growth (GrandMaster flex3 TM)                     (1,645)         62,509         60,864
  MFS Emerging Growth (Grandmaster TM)                          (54,422)        165,130        110,708
  MFS Emerging Growth (IQ Annuity TM)                          (290,304)        822,986        532,682
  MFS Emerging Growth (Pinnacleplus TM)                          (5,067)         15,113         10,046
  MFS Investors Growth Stock (AnnuiChoice TM)                  (162,967)        938,595        775,628
  MFS Investors Growth Stock (GrandMaster flex3 TM)            (126,068)        614,704        488,636
  MFS Investors Growth Stock (Grandmaster TM)                    (4,283)        120,289        116,006
  MFS Investors Growth Stock (IQ Annuity TM)                   (148,779)        512,454        363,675
  MFS Investors Growth Stock (Pinnacleplus TM)                    1,400         156,240        157,640
  MFS Mid Cap Growth (AnnuiChoice TM)                          (345,943)      1,111,888        765,945
  MFS Mid Cap Growth (GrandMaster flex3 TM)                       6,644         450,933        457,577
  MFS Mid Cap Growth (Grandmaster TM)                          (519,440)      1,051,315        531,875
  MFS Mid Cap Growth (IQ Annuity TM)                          (248,873)      1,382,566      1,133,693

                                                                         Unit Transactions
                                                          -----------------------------------------------
                                                                                                Increase
                                                            Units      Units        Units      (decrease)
Division                                                  purchased   redeemed   transferred    in units
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED (CONTINUED):
  JP Morgan Mid Cap Value (Pinnacleplus TM)                  10,904     (1,480)        7,103       16,527
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                 2,599   (138,781)      (44,312)    (180,494)
  Fidelity VIP Growth (Grandmaster TM)                        3,035    (78,790)      (49,483)    (125,238)
  Fidelity VIP High Income (Grandmaster TM)                     863   (105,393)      (55,727)    (160,257)
  Fidelity VIP II Asset Manager (Grandmaster TM)              2,532    (97,909)      (29,340)    (124,717)
  Fidelity VIP II Contrafund (Grandmaster TM)                 3,496   (182,650)       33,565     (145,589)
  Fidelity VIP II Index 500 (Grandmaster TM)                      1   (129,148)      (88,882)    (218,029)
  Fidelity VIP II Index 500 (IQ Annuity TM)                      --    (17,538)      (17,183)     (34,721)
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)        556    (65,383)      (13,509)     (78,336)
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)         907    (15,687)          499      (14,281)
  Fidelity VIP III Balanced (Grandmaster TM)                  1,054    (37,726)          377      (36,295)
  Fidelity VIP III Growth & Income (Grandmaster TM)           4,680   (132,278)      (32,322)    (159,920)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)        699    (71,357)      (17,412)     (88,070)
  Fidelity VIP Overseas (Grandmaster TM)                      1,205    (70,102)      (13,056)     (81,953)
AFFILIATED SERVICE CLASS:
  Touchstone Money Market (AnnuiChoice TM)                   54,292   (174,779)      116,811       (3,676)
  Touchstone Money Market (GrandMaster flex3 TM)            124,946    (23,546)      (52,193)      49,207
  Touchstone Money Market (IQ Annuity TM)                   108,423   (371,111)      641,056      378,368
  Touchstone Money Market (Pinnacleplus TM)                  60,879       (126)      (51,349)       9,404
  Touchstone Money Market (IQ Advisor Standard TM)            6,956         (1)         (993)       5,962
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                    234    (40,337)      (12,878)     (52,981)
  Fidelity VIP Growth (IQ Annuity TM)                            16    (58,477)      (86,729)    (145,190)
  Fidelity VIP High Income (IQ Annuity TM)                       --    (31,999)      (72,648)    (104,647)
  Fidelity VIP II Asset Manager (IQ Annuity TM)               4,953     (5,341)        3,157        2,769
  Fidelity VIP II Contrafund (IQ Annuity TM)                    950    (30,150)       35,549        6,349
  Fidelity VIP III Balanced (IQ Annuity TM)                      --    (16,194)        1,322      (14,872)
  Fidelity VIP III Growth & Income (IQ Annuity TM)               64    (29,151)      (10,362)     (39,449)
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)          --     (5,544)       (2,246)      (7,790)
  Fidelity VIP III Mid Cap (Grandmaster TM)                     128    (88,589)       11,998      (76,463)
  Fidelity VIP III Mid Cap (IQ Annuity TM)                    1,951    (32,724)        7,609      (23,164)
  Fidelity VIP Overseas (IQ Annuity TM)                          --     (4,195)       (4,970)      (9,165)
  MFS Capital Opportunities (AnnuiChoice TM)                     66     (3,861)       (8,216)     (12,011)
  MFS Capital Opportunities (GrandMaster flex3 TM)            1,091     (1,659)         (447)      (1,015)
  MFS Capital Opportunities (Grandmaster TM)                    402    (12,946)      (32,311)     (44,855)
  MFS Capital Opportunities (IQ Annuity TM)                     615    (28,891)      (47,789)     (76,065)
  MFS Capital Opportunities (Pinnacleplus TM)                    --     (2,673)            1       (2,672)
  MFS Emerging Growth (AnnuiChoice TM)                           60     (8,031)       23,780       15,809
  MFS Emerging Growth (GrandMaster flex3 TM)                     --       (631)           92         (539)
  MFS Emerging Growth (Grandmaster TM)                           79     (7,603)         (886)      (8,410)
  MFS Emerging Growth (IQ Annuity TM)                           511    (34,727)      (25,625)     (59,841)
  MFS Emerging Growth (Pinnacleplus TM)                         245       (104)         (628)        (487)
  MFS Investors Growth Stock (AnnuiChoice TM)                   623     (7,961)      (14,633)     (21,971)
  MFS Investors Growth Stock (GrandMaster flex3 TM)              12     (1,434)      (12,244)     (13,666)
  MFS Investors Growth Stock (Grandmaster TM)                   379     (2,988)        1,665         (944)
  MFS Investors Growth Stock (IQ Annuity TM)                  1,202    (10,551)      (14,572)     (23,921)
  MFS Investors Growth Stock (Pinnacleplus TM)                  251       (549)           76         (222)
  MFS Mid Cap Growth (AnnuiChoice TM)                         2,825    (11,309)      (46,267)     (54,751)
  MFS Mid Cap Growth (GrandMaster flex3 TM)                     374     (1,567)        1,274           81
  MFS Mid Cap Growth (Grandmaster TM)                         1,366    (16,695)      (61,789)     (77,118)
  MFS Mid Cap Growth (IQ Annuity TM)                          2,739    (37,421)       (4,268)     (38,950)


SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                        Increase (decrease) in net assets from operations:
                                                               ------------------------------------------------------------------
                                                                                               Change in net
                                                                                                 unrealized
                                                                                Net realized    appreciation      Net increase
                                                                                gain (loss)    (depreciation)   (decrease) in net
                                                               Net investment    on sale of      during the     assets resulting
                       Division                                income (loss)    investments        period        from operations
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (Pinnacleplus TM)                         $       (1,824)  $      2,573   $       (1,194)  $            (445)
  MFS New Discovery (AnnuiChoice TM)                                   (3,487)        26,097          (16,182)              6,428
  MFS New Discovery (GrandMaster flex3 TM)                             (1,408)         4,405           (1,663)              1,334
  MFS New Discovery (Grandmaster TM)                                   (5,245)        27,310          (26,413)             (4,348)
  MFS New Discovery (IQ Annuity TM)                                    (6,870)        84,172          (95,601)            (18,299)
  MFS New Discovery (Pinnacleplus TM)                                    (395)            35            1,268                 908
  MFS Total Return (AnnuiChoice TM)                                    77,533        219,394         (217,556)             79,371
  MFS Total Return (GrandMaster flex3 TM)                              21,444        124,435         (125,889)             19,990
  MFS Total Return (Grandmaster TM)                                    88,388        568,518         (588,551)             68,355
  MFS Total Return (IQ Annuity TM)                                     53,307        374,795         (383,258)             44,844
  MFS Total Return (Pinnacleplus TM)                                    6,347         29,171          (26,972)              8,546
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                          11,139          5,624           (2,869)             13,894
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                      (623)            48            4,319               3,744
  Fidelity VIP Asset Manager (IQ3)                                     22,276         11,038          (15,401)             17,913
  Fidelity VIP Asset Manager (Pinnacleplus TM)                          1,754           (300)             840               2,294
  Fidelity VIP Balanced (AnnuiChoice TM)                               24,908         12,046           24,614              61,568
  Fidelity VIP Balanced (GrandMaster flex3 TM)                          1,469            108           13,548              15,125
  Fidelity VIP Balanced (IQ3 TM)                                       11,272         24,774           (8,122)             27,924
  Fidelity VIP Balanced (Pinnacleplus TM)                               1,720          2,173             (931)              2,962
  Fidelity VIP Contrafund (AnnuiChoice TM)                            (47,651)       328,412          543,122             823,883
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                      (78,451)       611,394          203,647             736,590
  Fidelity VIP Contrafund (IQ3)                                       (72,037)       349,251          514,933             792,147
  Fidelity VIP Contrafund (Pinnacleplus TM)                           (16,336)        11,897          165,015             160,576
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                       (550)            52           18,504              18,006
  Fidelity VIP Dynamic Capital Appreciation
   (AnnuiChoice TM)                                                      (212)           209            4,360               4,357
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                                (166)             9            2,155               1,998
  Fidelity VIP Dynamic Capital Appreciation
   (Grandmaster TM)                                                      (286)          (138)           3,720               3,296
  Fidelity VIP Dynamic Capital Appreciation
   (IQ Annuity TM)                                                        (58)           927             (191)                678
  Fidelity VIP Dynamic Capital Appreciation
   (Pinnacleplus TM)                                                     (736)            40           10,108               9,412
  Fidelity VIP Equity-Income (AnnuiChoice TM)                          36,074        326,551         (178,036)            184,589
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                     7,419        184,590         (124,885)             67,124
  Fidelity VIP Equity-Income (IQ3 TM)                                  14,562        262,703         (191,500)             85,765
  Fidelity VIP Equity-Income (Pinnacleplus TM)                           (806)        13,644            8,945              21,783
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)                     839          2,085              384               3,308
  Fidelity VIP Growth & Income (AnnuiChoice TM)                         6,409         44,853           73,433             124,695
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                  (1,417)        17,798           13,834              30,215
  Fidelity VIP Growth & Income (IQ3 TM)                                  (649)        30,554           26,722              56,627
  Fidelity VIP Growth & Income (Pinnacleplus TM)                       (2,080)         8,586           20,642              27,148
  Fidelity VIP Growth (AnnuiChoice TM)                                (14,669)        25,050           37,574              47,955
  Fidelity VIP Growth (GrandMaster flex3 TM)                           (9,189)        46,391          (31,081)              6,121
  Fidelity VIP Growth (IQ3 TM)                                        (21,661)       106,577         (109,992)            (25,076)
  Fidelity VIP Growth (Pinnacleplus TM)                                (2,019)         1,970            5,351               5,302
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                     (229)         3,314            3,801               6,886
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)               (402)         6,442           (1,847)              4,193
  Fidelity VIP Growth Opportunities (IQ3 TM)                           (1,241)         7,076            5,501              11,336
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                    (347)         1,590              420               1,663
  Fidelity VIP High Income (AnnuiChoice TM)                           256,276         (2,821)        (199,234)             54,221
  Fidelity VIP High Income (GrandMaster flex3 TM)                     592,632         27,574         (371,731)            248,475
  Fidelity VIP High Income (IQ3 TM)                                   760,336       (152,143)        (455,026)            153,167
  Fidelity VIP High Income (Pinnacleplus TM)                           12,055           (478)         (10,841)                736
  Fidelity VIP Index 500 (AnnuiChoice TM)                              13,706        145,310         (110,313)             48,703

                                                            Increase (decrease) in net assets from contract related transactions
                                                          -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                              Net                         in net
                                                                                           transfers                   assets from
                                                          Contributions      Contract        among         Contract      contract
                                                          from contract    terminations    investment    maintenance     related
                       Division                              holders       and benefits     options        charges     transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (Pinnacleplus TM)                      $     2,940    $    (30,800)  $    (7,253)   $      (140)  $    (35,253)
  MFS New Discovery (AnnuiChoice TM)                              1,252         (12,294)     (123,097)        (1,591)      (135,730)
  MFS New Discovery (GrandMaster flex3 TM)                       24,217          (1,568)      (38,221)          (116)       (15,688)
  MFS New Discovery (Grandmaster TM)                              3,387         (61,657)     (379,415)          (118)      (437,803)
  MFS New Discovery (IQ Annuity TM)                                  73        (219,188)     (223,703)          (283)      (443,101)
  MFS New Discovery (Pinnacleplus TM)                                --              --         2,027             --          2,027
  MFS Total Return (AnnuiChoice TM)                             241,368        (449,348)      221,845        (20,713)        (6,848)
  MFS Total Return (GrandMaster flex3 TM)                       204,988        (180,659)        4,664         (1,754)        27,239
  MFS Total Return (Grandmaster TM)                              24,526      (1,508,314)      223,170         (1,674)    (1,262,292)
  MFS Total Return (IQ Annuity TM)                              230,515      (1,102,239)     (147,531)        (3,655)    (1,022,910)
  MFS Total Return (Pinnacleplus TM)                            149,524         (38,593)       72,596           (690)       182,837
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                    38,668         (37,127)        2,816         (2,124)         2,233
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)              68,341              --        13,650            (67)        81,924
  Fidelity VIP Asset Manager (IQ3)                                2,214        (168,502)      794,440         (2,154)       625,998
  Fidelity VIP Asset Manager (Pinnacleplus TM)                    2,798         (44,412)        3,573           (317)       (38,358)
  Fidelity VIP Balanced (AnnuiChoice TM)                          7,032        (119,598)     (144,638)        (9,032)      (266,236)
  Fidelity VIP Balanced (GrandMaster flex3 TM)                   43,942         (17,072)       83,528           (226)       110,172
  Fidelity VIP Balanced (IQ3 TM)                                 83,027        (214,798)     (118,921)        (1,750)      (252,442)
  Fidelity VIP Balanced (Pinnacleplus TM)                         6,102          (2,482)      (75,435)          (344)       (72,159)
  Fidelity VIP Contrafund (AnnuiChoice TM)                      434,440        (792,009)    1,825,505        (20,437)     1,447,499
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                757,211        (312,633)    1,542,865         (7,044)     1,980,399
  Fidelity VIP Contrafund (IQ3)                               1,481,082        (572,445)    1,903,399         (3,972)     2,808,064
  Fidelity VIP Contrafund (Pinnacleplus TM)                     360,386         (37,316)      235,141         (1,104)       557,107
  Fidelity VIP Contrafund (IQ Advisor Standard TM)               67,970              --            11             --         67,981
  Fidelity VIP Dynamic Capital Appreciation
   (AnnuiChoice TM)                                                  --            (665)        5,865           (165)         5,035
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                        24,255             (46)        9,976             --         34,185
  Fidelity VIP Dynamic Capital Appreciation
   (Grandmaster TM)                                                  --          (2,685)       14,653            (29)        11,939
  Fidelity VIP Dynamic Capital Appreciation
   (IQ Annuity TM)                                                   --          (9,595)        9,181             (6)          (420)
  Fidelity VIP Dynamic Capital Appreciation
   (Pinnacleplus TM)                                                 --              --        97,832           (179)        97,653
  Fidelity VIP Equity-Income (AnnuiChoice TM)                   199,318        (389,271)       18,845        (16,233)      (187,341)
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)              42,590         (67,034)     (205,302)        (4,026)      (233,772)
  Fidelity VIP Equity-Income (IQ3 TM)                           135,728        (575,816)     (418,613)        (2,032)      (860,733)
  Fidelity VIP Equity-Income (Pinnacleplus TM)                  124,379         (14,824)       53,330           (454)       162,431
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)                --              --            13             --             13
  Fidelity VIP Growth & Income (AnnuiChoice TM)                 106,682        (294,004)        2,745         (6,573)      (191,150)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)            (1,217)        (80,177)       19,423           (838)       (62,809)
  Fidelity VIP Growth & Income (IQ3 TM)                          36,656        (139,534)     (106,456)          (454)      (209,788)
  Fidelity VIP Growth & Income (Pinnacleplus TM)                 64,309         (13,014)       (5,061)          (229)        46,005
  Fidelity VIP Growth (AnnuiChoice TM)                          118,750        (181,334)   (1,232,440)       (10,574)    (1,305,598)
  Fidelity VIP Growth (GrandMaster flex3 TM)                     18,968         (66,634)     (753,107)        (1,025)      (801,798)
  Fidelity VIP Growth (IQ3 TM)                                   (1,560)       (779,821)   (1,332,671)        (5,175)    (2,119,227)
  Fidelity VIP Growth (Pinnacleplus TM)                              --          (3,947)      (12,948)          (201)       (17,096)
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                (15)        (13,000)       (2,575)          (300)       (15,890)
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)        4,673            (184)      (70,355)          (119)       (65,985)
  Fidelity VIP Growth Opportunities (IQ3 TM)                      8,021         (46,041)       26,830           (243)       (11,433)
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                --          (1,048)          795            (24)          (277)
  Fidelity VIP High Income (AnnuiChoice TM)                      78,859        (243,183)   (2,216,038)        (6,416)    (2,386,778)
  Fidelity VIP High Income (GrandMaster flex3 TM)               737,931        (135,657)   (6,194,068)        (1,150)    (5,592,944)
  Fidelity VIP High Income (IQ3 TM)                             263,460      (1,135,284)   (2,367,416)        (2,620)    (3,241,860)
  Fidelity VIP High Income (Pinnacleplus TM)                     14,784          (5,482)       13,628            (90)        22,840
  Fidelity VIP Index 500 (AnnuiChoice TM)                        (1,184)       (306,381)     (244,526)        (6,610)      (558,701)

                                                               Increase      Net assets,
                                                              (decrease)      beginning     Net assets,
                       Division                             in net assets      of year      end of year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (Pinnacleplus TM)                      $     (35,698)   $   128,558    $    92,860
  MFS New Discovery (AnnuiChoice TM)                             (129,302)       474,350        345,048
  MFS New Discovery (GrandMaster flex3 TM)                        (14,354)       120,604        106,250
  MFS New Discovery (Grandmaster TM)                             (442,151)       642,259        200,108
  MFS New Discovery (IQ Annuity TM)                              (461,400)       791,897        330,497
  MFS New Discovery (Pinnacleplus TM)                               2,935         22,550         25,485
  MFS Total Return (AnnuiChoice TM)                                72,523      5,042,205      5,114,728
  MFS Total Return (GrandMaster flex3 TM)                          47,229      2,042,963      2,090,192
  MFS Total Return (Grandmaster TM)                            (1,193,937)     7,046,162      5,852,225
  MFS Total Return (IQ Annuity TM)                               (978,066)     4,832,770      3,854,704
  MFS Total Return (Pinnacleplus TM)                              191,383        657,991        849,374
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                      16,127        580,309        596,436
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                85,668         39,358        125,026
  Fidelity VIP Asset Manager (IQ3)                                643,911        470,800      1,114,711
  Fidelity VIP Asset Manager (Pinnacleplus TM)                    (36,064)       173,304        137,240
  Fidelity VIP Balanced (AnnuiChoice TM)                         (204,668)     1,695,522      1,490,854
  Fidelity VIP Balanced (GrandMaster flex3 TM)                    125,297        243,731        369,028
  Fidelity VIP Balanced (IQ3 TM)                                 (224,518)       877,680        653,162
  Fidelity VIP Balanced (Pinnacleplus TM)                         (69,197)       158,190         88,993
  Fidelity VIP Contrafund (AnnuiChoice TM)                      2,271,382      4,531,939      6,803,321
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                2,716,989      5,482,954      8,199,943
  Fidelity VIP Contrafund (IQ3)                                 3,600,211      4,673,487      8,273,698
  Fidelity VIP Contrafund (Pinnacleplus TM)                       717,683        739,034      1,456,717
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                 85,987         66,706        152,693
  Fidelity VIP Dynamic Capital Appreciation
   (AnnuiChoice TM)                                                 9,392         15,593         24,985
  Fidelity VIP Dynamic Capital Appreciation
   (GrandMaster flex3 TM)                                          36,183             --         36,183
  Fidelity VIP Dynamic Capital Appreciation
   (Grandmaster TM)                                                15,235         14,903         30,138
  Fidelity VIP Dynamic Capital Appreciation
   (IQ Annuity TM)                                                    258          8,226          8,484
  Fidelity VIP Dynamic Capital Appreciation
   (Pinnacleplus TM)                                              107,065             --        107,065
  Fidelity VIP Equity-Income (AnnuiChoice TM)                      (2,752)     4,276,141      4,273,389
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)              (166,648)     2,031,808      1,865,160
  Fidelity VIP Equity-Income (IQ3 TM)                            (774,968)     3,120,185      2,345,217
  Fidelity VIP Equity-Income (Pinnacleplus TM)                    184,214        346,971        531,185
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)               3,321         66,976         70,297
  Fidelity VIP Growth & Income (AnnuiChoice TM)                   (66,455)     2,086,824      2,020,369
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)             (32,594)       536,145        503,551
  Fidelity VIP Growth & Income (IQ3 TM)                          (153,161)     1,179,293      1,026,132
  Fidelity VIP Growth & Income (Pinnacleplus TM)                   73,153        401,732        474,885
  Fidelity VIP Growth (AnnuiChoice TM)                         (1,257,643)     3,208,224      1,950,581
  Fidelity VIP Growth (GrandMaster flex3 TM)                     (795,677)     1,427,462        631,785
  Fidelity VIP Growth (IQ3 TM)                                 (2,144,303)     3,330,243      1,185,940
  Fidelity VIP Growth (Pinnacleplus TM)                           (11,794)       151,030        139,236
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)               (9,004)        91,412         82,408
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)        (61,792)       118,864         57,072
  Fidelity VIP Growth Opportunities (IQ3 TM)                          (97)       164,554        164,457
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)               1,386         26,368         27,754
  Fidelity VIP High Income (AnnuiChoice TM)                    (2,332,557)     3,146,245        813,688
  Fidelity VIP High Income (GrandMaster flex3 TM)              (5,344,469)     7,373,877      2,029,408
  Fidelity VIP High Income (IQ3 TM)                            (3,088,693)     7,434,786      4,346,093
  Fidelity VIP High Income (Pinnacleplus TM)                       23,576         75,133         98,709
  Fidelity VIP Index 500 (AnnuiChoice TM)                        (509,998)     2,117,707      1,607,709

                                                                           Unit Transactions
                                                            -----------------------------------------------
                                                                                                  Increase
                                                              Units      Units        Units      (decrease)
Division                                                    purchased   redeemed   transferred    in units
-----------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (Pinnacleplus TM)                            249     (2,646)         (601)      (2,998)
  MFS New Discovery (AnnuiChoice TM)                              166     (1,573)      (14,516)     (15,923)
  MFS New Discovery (GrandMaster flex3 TM)                      2,303       (166)       (3,844)      (1,707)
  MFS New Discovery (Grandmaster TM)                              455     (7,633)      (45,979)     (53,157)
  MFS New Discovery (IQ Annuity TM)                                20    (27,935)      (28,170)     (56,085)
  MFS New Discovery (Pinnacleplus TM)                              --         --           183          183
  MFS Total Return (AnnuiChoice TM)                            20,625    (40,039)       18,959         (455)
  MFS Total Return (GrandMaster flex3 TM)                      17,899    (15,950)          395        2,344
  MFS Total Return (Grandmaster TM)                             2,147   (131,140)       18,745     (110,248)
  MFS Total Return (IQ Annuity TM)                             18,049    (85,629)      (11,528)     (79,108)
  MFS Total Return (Pinnacleplus TM)                           12,954     (3,387)        6,221       15,788
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                   3,877     (3,848)           --           29
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)             6,694         (7)        1,330        8,017
  Fidelity VIP Asset Manager (IQ3)                                221    (16,426)       75,523       59,318
  Fidelity VIP Asset Manager (Pinnacleplus TM)                    252     (4,172)          329       (3,591)
  Fidelity VIP Balanced (AnnuiChoice TM)                          788    (12,526)      (14,032)     (25,770)
  Fidelity VIP Balanced (GrandMaster flex3 TM)                  3,930     (1,516)        7,234        9,648
  Fidelity VIP Balanced (IQ3 TM)                                8,022    (20,933)      (11,008)     (23,919)
  Fidelity VIP Balanced (Pinnacleplus TM)                         570       (263)       (7,030)      (6,723)
  Fidelity VIP Contrafund (AnnuiChoice TM)                     35,976    (65,849)      146,332      116,459
  Fidelity VIP Contrafund (GrandMaster flex3 TM)               59,223    (24,244)       99,581      134,560
  Fidelity VIP Contrafund (IQ3)                               115,031    (44,981)      136,196      206,246
  Fidelity VIP Contrafund (Pinnacleplus TM)                    26,861     (2,922)       17,671       41,610
  Fidelity VIP Contrafund (IQ Advisor Standard TM)              5,719          1            --        5,720
  Fidelity VIP Dynamic Capital Appreciation
  (AnnuiChoice TM)                                                 --        (69)          551          482
  Fidelity VIP Dynamic Capital Appreciation
  (GrandMaster flex3 TM)                                        2,084         (4)          781        2,861
  Fidelity VIP Dynamic Capital Appreciation
  (Grandmaster TM)                                                 --       (254)        1,231          977
  Fidelity VIP Dynamic Capital Appreciation
  (IQ Annuity TM)                                                  --       (914)          806         (108)
  Fidelity VIP Dynamic Capital Appreciation
  (Pinnacleplus TM)                                                --        (15)        8,498        8,483
  Fidelity VIP Equity-Income (AnnuiChoice TM)                  18,525    (37,378)        1,651      (17,202)
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)             3,801     (6,379)      (18,456)     (21,034)
  Fidelity VIP Equity-Income (IQ3 TM)                          12,546    (53,428)      (39,613)     (80,495)
  Fidelity VIP Equity-Income (Pinnacleplus TM)                 10,242     (1,238)        4,256       13,260
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)              --         --            --           --
  Fidelity VIP Growth & Income (AnnuiChoice TM)                11,683    (31,878)          753      (19,442)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)            (109)    (7,478)        2,102       (5,485)
  Fidelity VIP Growth & Income (IQ3 TM)                         3,819    (14,175)      (11,083)     (21,439)
  Fidelity VIP Growth & Income (Pinnacleplus TM)                5,990     (1,211)         (426)       4,353
  Fidelity VIP Growth (AnnuiChoice TM)                         16,814    (26,782)     (172,839)    (182,807)
  Fidelity VIP Growth (GrandMaster flex3 TM)                    1,977     (6,955)      (78,138)     (83,116)
  Fidelity VIP Growth (IQ3 TM)                                  3,019   (107,867)     (178,060)    (282,908)
  Fidelity VIP Growth (Pinnacleplus TM)                            --       (365)       (1,145)      (1,510)
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)               28     (1,403)         (147)      (1,522)
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)        428        (28)       (6,421)      (6,021)
  Fidelity VIP Growth Opportunities (IQ3 TM)                      871     (4,761)        2,707       (1,183)
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)              --        (93)           58          (35)
  Fidelity VIP High Income (AnnuiChoice TM)                     7,322    (22,668)     (193,482)    (208,828)
  Fidelity VIP High Income (GrandMaster flex3 TM)              59,973    (11,124)     (482,437)    (433,588)
  Fidelity VIP High Income (IQ3 TM)                            21,280    (92,330)     (181,997)    (253,047)
  Fidelity VIP High Income (Pinnacleplus TM)                    1,289       (484)        1,194        1,999
  Fidelity VIP Index 500 (AnnuiChoice TM)                          --    (35,536)      (27,588)     (63,124)


SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                        Increase (decrease) in net assets from operations:
                                                               ------------------------------------------------------------------
                                                                                               Change in net
                                                                                                 unrealized
                                                                                Net realized    appreciation      Net increase
                                                                                gain (loss)    (depreciation)   (decrease) in net
                                                               Net investment    on sale of      during the     assets resulting
                       Division                                income (loss)    investments        period        from operations
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Index 500 (IQ3 TM)                                $      3,876   $     44,640   $      (18,375)  $          30,141
  Fidelity VIP Index 500 (Pinnacleplus TM)                                (20)            10              561                 551
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                 223,421         45,186         (210,459)             58,148
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)             2,857          3,233           (4,440)              1,650
  Fidelity VIP Investment Grade Bond (IQ3 TM)                         130,191        (17,373)         (87,498)             25,320
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                 12,359          6,976          (18,187)              1,148
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)           1,662            696           (1,764)                594
  Fidelity VIP Mid Cap (AnnuiChoice TM)                               (53,080)       567,324          323,701             837,945
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                         (44,968)       292,060          229,978             477,070
  Fidelity VIP Mid Cap (Grandmaster TM)                                  (104)           147            1,154               1,197
  Fidelity VIP Mid Cap (IQ Annuity TM)                                (67,118)       888,323         (223,830)            597,375
  Fidelity VIP Mid Cap (Pinnacleplus TM)                              (10,382)        33,240           74,435              97,293
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                           (78)           167            1,493               1,582
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                           (61)            70            1,696               1,705
  Fidelity VIP Overseas (AnnuiChoice TM)                               (1,657)        27,848           59,074              85,265
  Fidelity VIP Overseas (GrandMaster flex3 TM)                         (2,060)          (707)          48,174              45,407
  Fidelity VIP Overseas (IQ3 TM)                                       (7,112)       183,367            6,795             183,050
  Fidelity VIP Overseas (Pinnacleplus TM)                                (569)           615           13,936              13,982
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                           30             11            2,403               2,444
  Fidelity VIP Overseas (IQ Advisor Standard TM)                         (330)            22           18,492              18,184
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                17,357         (1,667)           7,740              23,430
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)          22,094           (912)           5,503              26,685
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                        31,303             52           22,142              53,497
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                     10,132        405,397         (139,198)            276,331
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)               (1,595)       261,635              730             260,770
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                              3,448        383,077         (164,785)            221,740
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                          (2,770)         5,301            7,616              10,147
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                      (953)         5,327           (7,450)             (3,076)
  Putnam VT Discovery Growth (Grandmaster TM)                            (410)        (4,043)              62              (4,391)
  Putnam VT Discovery Growth (IQ Annuity TM)                           (2,168)        43,244          (39,324)              1,752
  Putnam VT Discovery Growth (Pinnacleplus TM)                           (325)            30            1,360               1,065
  Putnam VT Growth and Income (AnnuiChoice TM)                          4,772         41,168          (13,947)             31,993
  Putnam VT Growth and Income (GrandMaster flex3 TM)                      263         12,886           (6,392)              6,757
  Putnam VT Growth and Income (Grandmaster TM)                          2,284         60,406          (51,325)             11,365
  Putnam VT Growth and Income (IQ Annuity TM)                           1,629         59,122          (28,753)             31,998
  Putnam VT Growth and Income (Pinnacleplus TM)                           (15)           468              303                 756
  Putnam VT International Equity (AnnuiChoice TM)                       1,316         32,512           30,951              64,779
  Putnam VT International Equity (GrandMaster flex3 TM)                 1,824         73,780            4,249              79,853
  Putnam VT International Equity (Grandmaster TM)                         427         51,414          (25,135)             26,706
  Putnam VT International Equity (IQ Annuity TM)                          377         77,052           (3,591)             73,838
  Putnam VT International Equity (Pinnacleplus TM)                     (1,388)         5,401           26,139              30,152
  Putnam VT Small Cap Value (AnnuiChoice TM)                          168,178        237,963         (231,854)            174,287
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                     28,423         72,902          (67,761)             33,564
  Putnam VT Small Cap Value (Grandmaster TM)                          373,319      1,676,792       (1,685,879)            364,232
  Putnam VT Small Cap Value (IQ Annuity TM)                            84,682        170,272         (251,430)              3,524
  Putnam VT Small Cap Value (Pinnacleplus TM)                          13,495         11,745           (5,497)             19,743
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                      234              3               49                 286
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                      102              2               22                 126
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)              81            751               39                 871
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                                  30            175              (35)                170

                                                            Increase (decrease) in net assets from contract related transactions
                                                          -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                              Net                         in net
                                                                                           transfers                   assets from
                                                          Contributions      Contract        among        Contract       contract
                                                          from contract    terminations   investment    maintenance      related
                       Division                              holders       and benefits     options       charges      transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Index 500 (IQ3 TM)                           $     7,500    $   (214,264)  $  (103,696)  $      (752)   $   (311,212)
  Fidelity VIP Index 500 (Pinnacleplus TM)                           --              --            12           (10)              2
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)           207,760        (577,068)      (96,017)      (31,350)       (496,675)
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)     161,698         (28,385)      420,256          (443)        553,126
  Fidelity VIP Investment Grade Bond (IQ3 TM)                   556,653        (756,035)       23,163        (5,395)       (181,614)
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)           78,804         (14,913)       52,126          (278)        115,739
  Fidelity VIP Investment Grade Bond (IQ Advisor
   Standard TM)                                                      --              --             1            --               1
  Fidelity VIP Mid Cap (AnnuiChoice TM)                         205,072        (657,677)      519,328       (24,362)         42,361
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                   393,355        (125,787)    1,119,482        (5,473)      1,381,577
  Fidelity VIP Mid Cap (Grandmaster TM)                              --              --            (3)           --              (3)
  Fidelity VIP Mid Cap (IQ Annuity TM)                          294,693      (1,339,698)      (11,619)      (10,085)     (1,066,709)
  Fidelity VIP Mid Cap (Pinnacleplus TM)                        222,903        (100,913)       60,829          (698)        182,121
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                      --              --            (1)           --              (1)
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                   7,500              --             5            --           7,505
  Fidelity VIP Overseas (AnnuiChoice TM)                          8,889        (121,583)      306,130        (2,309)        191,127
  Fidelity VIP Overseas (GrandMaster flex3 TM)                   98,404          (6,313)      252,432           (83)        344,440
  Fidelity VIP Overseas (IQ3 TM)                                 84,654        (149,338)      127,228          (393)         62,151
  Fidelity VIP Overseas (Pinnacleplus TM)                            --            (441)        7,339            (9)          6,889
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                     --              --            --            --              --
  Fidelity VIP Overseas (IQ Advisor Standard TM)                 48,599              --        57,262            --         105,861
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)          16,418          (7,797)      138,488          (993)        146,116
  Van Kampen UIF Emerging Markets Debt
  (GrandMaster flex3 TM)                                        116,650          (4,650)       25,809          (183)        137,626
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                  28,557         (55,564)      525,171        (1,056)        497,108
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)              128,561        (255,510)   (1,028,021)      (10,447)     (1,165,417)
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)        230,507         (39,619)      132,332        (1,050)        322,170
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                      471,469        (448,364)      (45,285)       (1,722)        (23,902)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                     6,495         (14,885)     (110,789)       (1,221)       (120,400)
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                  60          (5,397)        5,079           (55)           (313)
  Putnam VT Discovery Growth (Grandmaster TM)                     1,613             (45)        2,006           (26)          3,548
  Putnam VT Discovery Growth (IQ Annuity TM)                        195         (40,429)      (10,620)         (438)        (51,292)
  Putnam VT Discovery Growth (Pinnacleplus TM)                       --              --            (7)          (35)            (42)
  Putnam VT Growth and Income (AnnuiChoice TM)                   16,858         (49,971)      (88,565)       (2,917)       (124,595)
  Putnam VT Growth and Income (GrandMaster flex3 TM)              2,656         (16,417)      (10,716)       (1,182)        (25,659)
  Putnam VT Growth and Income (Grandmaster TM)                    2,480        (165,915)      (82,000)          (94)       (245,529)
  Putnam VT Growth and Income (IQ Annuity TM)                    14,052         (54,280)      (75,639)         (913)       (116,780)
  Putnam VT Growth and Income (Pinnacleplus TM)                       -          (2,491)       19,825            --          17,334
  Putnam VT International Equity (AnnuiChoice TM)                19,697         (29,220)      112,745        (1,610)        101,612
  Putnam VT International Equity (GrandMaster flex3 TM)         104,023         (31,920)      581,655          (314)        653,444
  Putnam VT International Equity (Grandmaster TM)                   563        (154,516)       18,352          (101)       (135,702)
  Putnam VT International Equity (IQ Annuity TM)                  8,020        (238,921)      108,331          (675)       (123,245)
  Putnam VT International Equity (Pinnacleplus TM)               42,752          (9,186)      104,932          (288)        138,210
  Putnam VT Small Cap Value (AnnuiChoice TM)                    166,358        (336,681)     (546,529)      (15,323)       (732,175)
  Putnam VT Small Cap Value (GrandMaster flex3 TM)              100,173         (75,638)       11,471          (573)         35,433
  Putnam VT Small Cap Value (Grandmaster TM)                     37,974      (1,648,966)   (1,192,769)       (1,971)     (2,805,732)
  Putnam VT Small Cap Value (IQ Annuity TM)                     144,118        (601,824)   (1,063,252)       (1,763)     (1,522,721)
  Putnam VT Small Cap Value (Pinnacleplus TM)                   180,808         (26,400)        7,375          (263)        161,520
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                 --              --            --            --              --
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                 --              --            (2)           --              (2)
  Putnam VT The George Putnam Fund of Boston
   (AnnuiChoice TM)                                              25,000            (907)        2,898          (164)         26,827
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                            --          (1,212)           (1)           (8)         (1,221)

                                                               Increase      Net assets,
                                                              (decrease)      beginning     Net assets,
                       Division                             in net assets      of year      end of year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Index 500 (IQ3 TM)                           $    (281,071)   $  1,302,751   $ 1,021,680
  Fidelity VIP Index 500 (Pinnacleplus TM)                            553          19,819        20,372
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)            (438,527)      7,112,506     6,673,979
  Fidelity VIP Investment Grade Bond (GrandMaster
   flex3 TM)                                                      554,776         182,858       737,634
  Fidelity VIP Investment Grade Bond (IQ3 TM)                    (156,294)      4,765,008     4,608,714
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)            116,887         451,974       568,861
  Fidelity VIP Investment Grade Bond (IQ Advisor
  Standard TM)                                                        595          46,188        46,783
  Fidelity VIP Mid Cap (AnnuiChoice TM)                           880,306       4,991,958     5,872,264
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                   1,858,647       2,495,231     4,353,878
  Fidelity VIP Mid Cap (Grandmaster TM)                             1,194           7,289         8,483
  Fidelity VIP Mid Cap (IQ Annuity TM)                           (469,334)      4,446,234     3,976,900
  Fidelity VIP Mid Cap (Pinnacleplus TM)                          279,414         532,878       812,292
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                     1,581           9,271        10,852
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                     9,210           3,850        13,060
  Fidelity VIP Overseas (AnnuiChoice TM)                          276,392         340,935       617,327
  Fidelity VIP Overseas (GrandMaster flex3 TM)                    389,847           8,796       398,643
  Fidelity VIP Overseas (IQ3 TM)                                  245,201         732,761       977,962
  Fidelity VIP Overseas (Pinnacleplus TM)                          20,871          79,412       100,283
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                    2,444          13,705        16,149
  Fidelity VIP Overseas (IQ Advisor Standard TM)                  124,045              --       124,045
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)           169,546         113,143       282,689
  Van Kampen UIF Emerging Markets Debt
   (GrandMaster flex3 TM)                                         164,311         175,786       340,097
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                   550,605         168,930       719,535
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)               (889,086)      3,324,984     2,435,898
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)          582,940       1,489,662     2,072,602
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                        197,838       1,303,389     1,501,227
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                    (110,253)        358,830       248,577
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                (3,389)         51,490        48,101
  Putnam VT Discovery Growth (Grandmaster TM)                        (843)         17,045        16,202
  Putnam VT Discovery Growth (IQ Annuity TM)                      (49,540)        159,073       109,533
  Putnam VT Discovery Growth (Pinnacleplus TM)                      1,023          19,539        20,562
  Putnam VT Growth and Income (AnnuiChoice TM)                    (92,602)        840,165       747,563
  Putnam VT Growth and Income (GrandMaster flex3 TM)              (18,902)        287,282       268,380
  Putnam VT Growth and Income (Grandmaster TM)                   (234,164)        461,398       227,234
  Putnam VT Growth and Income (IQ Annuity TM)                     (84,782)        997,877       913,095
  Putnam VT Growth and Income (Pinnacleplus TM)                    18,090           8,251        26,341
  Putnam VT International Equity (AnnuiChoice TM)                 166,391         407,561       573,952
  Putnam VT International Equity (GrandMaster flex3 TM)           733,297         705,859     1,439,156
  Putnam VT International Equity (Grandmaster TM)                (108,996)        348,878       239,882
  Putnam VT International Equity (IQ Annuity TM)                  (49,407)        762,351       712,944
  Putnam VT International Equity (Pinnacleplus TM)                168,362         100,512       268,874
  Putnam VT Small Cap Value (AnnuiChoice TM)                     (557,888)      3,737,327     3,179,439
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                 68,997         880,298       949,295
  Putnam VT Small Cap Value (Grandmaster TM)                   (2,441,500)      9,052,504     6,611,004
  Putnam VT Small Cap Value (IQ Annuity TM)                    (1,519,197)      2,638,826     1,119,629
  Putnam VT Small Cap Value (Pinnacleplus TM)                     181,263         232,641       413,904
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                  286           4,644         4,930
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                  124           1,923         2,047
  Putnam VT The George Putnam Fund of Boston
   (AnnuiChoice TM)                                                27,698          14,772        42,470
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                          (1,051)          8,480         7,429

                                                                         Unit Transactions
                                                          -----------------------------------------------
                                                                                                Increase
                                                            Units      Units        Units      (decrease)
Division                                                  purchased   redeemed   transferred    in units
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Index 500 (IQ3 TM)                               803    (22,503)      (10,715)     (32,415)
  Fidelity VIP Index 500 (Pinnacleplus TM)                       --         (1)           --           (1)
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)        17,183    (49,322)       (7,746)     (39,885)
  Fidelity VIP Investment Grade Bond (GrandMaster
   flex3 TM)                                                 15,545     (2,786)       40,796       53,555
  Fidelity VIP Investment Grade Bond (IQ3 TM)                46,726    (63,818)        2,307      (14,785)
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)        7,689     (1,475)        5,091       11,305
  Fidelity VIP Investment Grade Bond (IQ Advisor
   Standard TM)                                                  --         --            --           --
  Fidelity VIP Mid Cap (AnnuiChoice TM)                      12,791    (41,885)       31,179        2,085
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                27,285     (8,784)       70,067       88,568
  Fidelity VIP Mid Cap (Grandmaster TM)                          --         --            --           --
  Fidelity VIP Mid Cap (IQ Annuity TM)                       19,335    (85,330)         (672)     (66,667)
  Fidelity VIP Mid Cap (Pinnacleplus TM)                     14,057     (6,759)        3,874       11,172
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                  --         --            --           --
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                 591          1            --          592
  Fidelity VIP Overseas (AnnuiChoice TM)                        916    (12,626)       30,804       19,094
  Fidelity VIP Overseas (GrandMaster flex3 TM)                8,693       (554)       21,906       30,045
  Fidelity VIP Overseas (IQ3 TM)                              8,304    (14,618)       16,654       10,340
  Fidelity VIP Overseas (Pinnacleplus TM)                        --        (33)          506          473
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                 --         --            --           --
  Fidelity VIP Overseas (IQ Advisor Standard TM)              4,436         --         5,166        9,602
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)       1,086       (589)        9,522       10,019
  Van Kampen UIF Emerging Markets Debt
   (GrandMaster flex3 TM)                                     8,183       (332)        1,674        9,525
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)               1,885     (3,924)       36,524       34,485
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)            7,912    (14,903)      (65,770)     (72,761)
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)     13,644     (2,368)        7,157       18,433
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                   26,639    (24,923)       (1,863)        (147)
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                 1,020     (2,527)      (17,742)     (19,249)
  Putnam VT Discovery Growth (GrandMaster flex3 TM)               6       (542)          (42)        (578)
  Putnam VT Discovery Growth (Grandmaster TM)                   206         (9)         (412)        (215)
  Putnam VT Discovery Growth (IQ Annuity TM)                     25     (5,113)       (1,912)      (7,000)
  Putnam VT Discovery Growth (Pinnacleplus TM)                   --         (3)           --           (3)
  Putnam VT Growth and Income (AnnuiChoice TM)                1,618     (5,050)       (8,229)     (11,661)
  Putnam VT Growth and Income (GrandMaster flex3 TM)            242     (1,583)       (1,204)      (2,545)
  Putnam VT Growth and Income (Grandmaster TM)                  244    (15,995)       (8,078)     (23,829)
  Putnam VT Growth and Income (IQ Annuity TM)                 1,395     (5,498)       (7,540)     (11,643)
  Putnam VT Growth and Income (Pinnacleplus TM)                  --       (207)        1,631        1,424
  Putnam VT International Equity (AnnuiChoice TM)             2,111     (3,084)       12,298       11,325
  Putnam VT International Equity (GrandMaster flex3 TM)       9,136     (2,708)       45,548       51,976
  Putnam VT International Equity (Grandmaster TM)                53    (14,982)        2,220      (12,709)
  Putnam VT International Equity (IQ Annuity TM)                743    (22,158)       10,291      (11,124)
  Putnam VT International Equity (Pinnacleplus TM)            3,268       (660)        8,115       10,723
  Putnam VT Small Cap Value (AnnuiChoice TM)                 10,091    (20,401)      (32,790)     (43,100)
  Putnam VT Small Cap Value (GrandMaster flex3 TM)            7,390     (5,851)            3        1,542
  Putnam VT Small Cap Value (Grandmaster TM)                  2,386   (102,437)      (73,671)    (173,722)
  Putnam VT Small Cap Value (IQ Annuity TM)                   9,465    (39,443)      (74,214)    (104,192)
  Putnam VT Small Cap Value (Pinnacleplus TM)                12,182     (1,820)          416       10,778
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)             --         --            --           --
  Putnam VT Small Cap Value (IQ Advisor Standard TM)             --         --            --           --
  Putnam VT The George Putnam Fund of Boston
   (AnnuiChoice TM)                                           2,049        (87)          247        2,209
  Putnam VT The George Putnam Fund of Boston
   (GrandMaster flex3 TM)                                        --       (103)           --         (103)


SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                        Increase (decrease) in net assets from operations:
                                                               ------------------------------------------------------------------
                                                                                               Change in net
                                                                                                 unrealized
                                                                                Net realized    appreciation      Net increase
                                                                                gain (loss)    (depreciation)   (decrease) in net
                                                               Net investment    on sale of      during the     assets resulting
                       Division                                income (loss)    investments        period        from operations
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston
   (Grandmaster TM)                                            $          110   $        296   $           (6)  $             400
  Putnam VT The George Putnam Fund of Boston
   (IQ Annuity TM)                                                        624          1,491               31               2,146
  Putnam VT The George Putnam Fund of Boston
   (Pinnacleplus TM)                                                      (49)            13              268                 232
  Putnam VT Voyager (AnnuiChoice TM)                                     (258)           860            3,403               4,005
  Putnam VT Voyager (GrandMaster flex3 TM)                             (1,045)         2,354            3,423               4,732
  Putnam VT Voyager (Grandmaster TM)                                      (27)           553           (1,608)             (1,082)
  Putnam VT Voyager (IQ Annuity TM)                                      (189)         1,751           (1,397)                165
  Putnam VT Voyager (Pinnacleplus TM)                                    (620)            52            2,220               1,652
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                          (6,711)        30,102           98,335             121,726
  Franklin Growth and Income Securities (AnnuiChoice TM)               27,237        257,243         (244,215)             40,265
  Franklin Growth and Income Securities
   (GrandMaster flex3 TM)                                               4,375         47,727          (43,723)              8,379
  Franklin Growth and Income Securities (Grandmaster TM)                9,065         48,019          (45,896)             11,188
  Franklin Growth and Income Securities (IQ Annuity TM)                16,230        262,952         (263,923)             15,259
  Franklin Growth and Income Securities
   (Pinnacleplus TM)                                                      975          7,694           (4,214)              4,455
  Franklin Income Securities (AnnuiChoice TM)                         155,350        167,745         (276,833)             46,262
  Franklin Income Securities (GrandMaster flex3 TM)                    86,607        108,030         (185,241)              9,396
  Franklin Income Securities (Grandmaster TM)                          52,844        173,493         (235,195)             (8,858)
  Franklin Income Securities (IQ Annuity TM)                           81,845        117,774         (161,883)             37,736
  Franklin Income Securities (Pinnacleplus TM)                         10,350         17,966          (33,730)             (5,414)
  Franklin Income Securities (IQ Advisor Enhanced TM)                     265              3             (198)                 70
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                  (651)         3,511              (98)              2,762
  Franklin Large Cap Growth Securities
   (GrandMaster flex3 TM)                                              (5,895)        56,731          (39,817)             11,019
  Franklin Large Cap Growth Securities (Grandmaster TM)                (1,065)         2,842           (2,181)               (404)
  Franklin Large Cap Growth Securities (IQ Annuity TM)                 (2,200)        28,681          (20,292)              6,189
  Franklin Large Cap Growth Securities (Pinnacleplus TM)               (3,519)        10,179           (8,356)             (1,696)
  Franklin Mutual Shares Securities (AnnuiChoice TM)                     (576)       172,629          155,959             328,012
  Franklin Mutual Shares Securities
   (GrandMaster flex3 TM)                                             (12,592)        39,639          174,348             201,395
  Franklin Mutual Shares Securities (IQ Annuity TM)                   (12,392)       123,937           60,989             172,534
  Franklin Mutual Shares Securities (Pinnacleplus TM)                  (5,929)         5,240           64,506              63,817
  Franklin Mutual Shares Securities
   (IQ Advisor Standard TM)                                                37             22              611                 670
  Franklin Mutual Shares Securities(Grandmaster TM)                    (8,804)       134,938           35,383             161,517
  Templeton Foriegn Securities Fund
   (GrandMaster flex3 TM)                                              (6,260)        78,381           60,218             132,339
  Templeton Foriegn Securities Fund (Grandmaster TM)                     (854)        41,872           13,318              54,336
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                  (1,309)         7,451           16,483              22,625
  Templeton Foreign Securities Fund (AnnuiChoice TM)                    1,359         40,858           82,860             125,077
  Templeton Foriegn Securities Fund
   (IQ Advisor Standard TM)                                               358             13            5,292               5,663
  Templeton Growth Securities (AnnuiChoice TM)                          3,284         25,288          123,731             152,303
  Templeton Growth Securities (GrandMaster flex3 TM)                   (6,652)        56,980           77,641             127,969
  Templeton Growth Securities (Grandmaster TM)                         (2,741)        57,238           19,930              74,427
  Templeton Growth Securities (IQ Annuity TM)                          (5,050)        32,104           81,834             108,888
  Templeton Growth Securities (Pinnacleplus TM)                        (2,332)         1,334           23,223              22,225
  Van Kampen LIT Comstock (AnnuiChoice TM)                             (1,599)        63,321          (27,952)             33,770
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                       (5,090)        88,545          (62,586)             20,869
  Van Kampen LIT Comstock (Grandmaster TM)                             (1,665)        69,332          (48,407)             19,260
  Van Kampen LIT Comstock (IQ Annuity TM)                              (6,457)       102,231          (84,528)             11,246
  Van Kampen LIT Comstock (Pinnacleplus TM)                            (1,844)         6,605            4,377               9,138
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                       (483)         1,143            2,559               3,219
  Van Kampen LIT Strategic Growth
   (GrandMaster flex3 TM)                                              (1,075)         4,394            2,806               6,125
  Van Kampen LIT Strategic Growth (Grandmaster TM)                       (762)         4,338           (2,431)              1,145
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                        (200)         1,357             (467)                690
  Van Kampen LIT Startegic Growth (Pinnacleplus TM)                      (136)            11              654                 529

                                                            Increase (decrease) in net assets from contract related transactions
                                                          -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                              Net                         in net
                                                                                           transfers                   assets from
                                                          Contributions      Contract        among        Contract       contract
                                                          from contract    terminations   investment    maintenance      related
                       Division                              holders       and benefits     options       charges      transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston
   (Grandmaster TM)                                       $          --    $     (1,358)  $        9    $        (5)   $     (1,354)
  Putnam VT The George Putnam Fund of Boston
   (IQ Annuity TM)                                                  772          (1,826)     (16,365)           (58)        (17,477)
  Putnam VT The George Putnam Fund of Boston
   (Pinnacleplus TM)                                             10,377              --          511            (26)         10,862
  Putnam VT Voyager (AnnuiChoice TM)                              4,842          (6,181)       5,726           (332)          4,055
  Putnam VT Voyager (GrandMaster flex3 TM)                          700              --       (5,977)          (237)         (5,514)
  Putnam VT Voyager (Grandmaster TM)                                 --         (16,499)      (6,106)           (10)        (22,615)
  Putnam VT Voyager (IQ Annuity TM)                                 273              --        5,991            (12)          6,252
  Putnam VT Voyager (Pinnacleplus TM)                                --         (29,526)          (5)          (109)        (29,640)
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                   139,521        (209,852)   1,450,145         (1,200)      1,378,614
  Franklin Growth and Income Securities (AnnuiChoice TM)        127,886        (155,664)    (807,090)        (8,889)       (843,757)
  Franklin Growth and Income Securities
   (GrandMaster flex3 TM)                                        43,327        (207,565)    (120,503)          (842)       (285,583)
  Franklin Growth and Income Securities (Grandmaster TM)          2,110        (127,369)     (31,764)          (197)       (157,220)
  Franklin Growth and Income Securities (IQ Annuity TM)          65,724        (360,197)    (110,887)        (1,501)       (406,861)
  Franklin Growth and Income Securities
   (Pinnacleplus TM)                                            106,998         (20,249)      26,433           (150)        113,032
  Franklin Income Securities (AnnuiChoice TM)                   725,904        (460,582)   1,690,826        (27,970)      1,928,178
  Franklin Income Securities (GrandMaster flex3 TM)           1,758,403         (75,683)     628,860         (3,928)      2,307,652
  Franklin Income Securities (Grandmaster TM)                     9,138        (480,418)     934,047           (634)        462,133
  Franklin Income Securities (IQ Annuity TM)                  1,151,746        (359,946)   1,175,648         (3,379)      1,964,068
  Franklin Income Securities (Pinnacleplus TM)                  878,812         (55,147)      47,383           (805)        870,243
  Franklin Income Securities (IQ Advisor Enhanced TM)                --              --            3             --               3
  Franklin Large Cap Growth Securities (AnnuiChoice TM)          16,334         (11,851)      91,139           (613)         95,009
  Franklin Large Cap Growth Securities
   (GrandMaster flex3 TM)                                       100,234         (17,467)    (420,570)        (1,055)       (338,858)
  Franklin Large Cap Growth Securities (Grandmaster TM)              74         (29,911)      29,961            (41)             83
  Franklin Large Cap Growth Securities (IQ Annuity TM)           89,713         (87,925)     (51,065)        (1,028)        (50,305)
  Franklin Large Cap Growth Securities (Pinnacleplus TM)         66,763         (60,320)    (165,743)          (799)       (160,099)
  Franklin Mutual Shares Securities (AnnuiChoice TM)            122,629        (250,731)   1,290,195        (17,648)      1,144,445
  Franklin Mutual Shares Securities
   (GrandMaster flex3 TM)                                       681,442         (92,303)     422,199         (1,098)      1,010,240
  Franklin Mutual Shares Securities (IQ Annuity TM)             295,555        (780,176)     688,474         (1,197)        202,656
  Franklin Mutual Shares Securities (Pinnacleplus TM)           541,290          (5,680)      18,185           (647)        553,148
  Franklin Mutual Shares Securities
   (IQ Advisor Standard TM)                                       7,500              --            4             --           7,504
  Franklin Mutual Shares Securities(Grandmaster TM)                 867        (364,793)     713,146           (315)        348,905
  Templeton Foriegn Securities Fund
   (GrandMaster flex3 TM)                                       110,448         (28,231)     364,307         (1,925)        444,599
  Templeton Foriegn Securities Fund (Grandmaster TM)                753         (69,752)     231,230           (152)        162,079
  Templeton Foriegn Securities Fund (Pinnacleplus TM)            91,468         (37,263)      62,146           (326)        116,025
  Templeton Foreign Securities Fund (AnnuiChoice TM)             83,014         (30,395)     585,943         (5,798)        632,764
  Templeton Foriegn Securities Fund
   (IQ Advisor Standard TM)                                       7,500              --           (4)            --           7,496
  Templeton Growth Securities (AnnuiChoice TM)                   98,219        (180,382)   1,491,854        (10,272)      1,399,419
  Templeton Growth Securities (GrandMaster flex3 TM)            401,353         (21,283)     252,627         (3,653)        629,044
  Templeton Growth Securities (Grandmaster TM)                      640        (177,932)     248,278           (192)         70,794
  Templeton Growth Securities (IQ Annuity TM)                   183,161        (247,584)     597,689           (683)        532,583
  Templeton Growth Securities (Pinnacleplus TM)                 374,089          (5,274)      66,324           (111)        435,028
  Van Kampen LIT Comstock (AnnuiChoice TM)                      128,063         (30,319)     112,362         (3,348)        206,758
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                 34,776         (26,585)      17,691           (440)         25,442
  Van Kampen LIT Comstock (Grandmaster TM)                        9,112        (141,038)     191,739            (96)         59,717
  Van Kampen LIT Comstock (IQ Annuity TM)                       188,833         (50,569)    (523,133)          (998)       (385,867)
  Van Kampen LIT Comstock (Pinnacleplus TM)                      94,764          (4,846)      48,007           (247)        137,678
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                1,500            (382)         357           (226)          1,249
  Van Kampen LIT Strategic Growth
   (GrandMaster flex3 TM)                                        56,253              --      (38,561)           (20)         17,672
  Van Kampen LIT Strategic Growth (Grandmaster TM)                   --          (1,916)     (19,213)            (6)        (21,135)
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                 4,189            (400)      (9,845)           (33)         (6,089)
  Van Kampen LIT Startegic Growth (Pinnacleplus TM)                  --              --        2,022             --           2,022

                                                               Increase      Net assets,
                                                              (decrease)      beginning     Net assets,
                       Division                             in net assets      of year      end of year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston
   (Grandmaster TM)                                         $        (954)   $     16,672   $   15,718
  Putnam VT The George Putnam Fund of Boston
   (IQ Annuity TM)                                                (15,331)         92,367       77,036
  Putnam VT The George Putnam Fund of Boston
   (Pinnacleplus TM)                                               11,094           8,801       19,895
  Putnam VT Voyager (AnnuiChoice TM)                                8,060          73,650       81,710
  Putnam VT Voyager (GrandMaster flex3 TM)                           (782)        122,883      122,101
  Putnam VT Voyager (Grandmaster TM)                              (23,697)         29,974        6,277
  Putnam VT Voyager (IQ Annuity TM)                                 6,417          15,549       21,966
  Putnam VT Voyager (Pinnacleplus TM)                             (27,988)         83,089       55,101
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                   1,500,340         471,451    1,971,791
  Franklin Growth and Income Securities (AnnuiChoice TM)         (803,492)      2,676,879    1,873,387
  Franklin Growth and Income Securities
   (GrandMaster flex3 TM)                                        (277,204)        722,127      444,923
  Franklin Growth and Income Securities (Grandmaster TM)         (146,032)        724,021      577,989
  Franklin Growth and Income Securities (IQ Annuity TM)          (391,602)      1,989,561    1,597,959
  Franklin Growth and Income Securities
   (Pinnacleplus TM)                                              117,487          88,675      206,162
  Franklin Income Securities (AnnuiChoice TM)                   1,974,440       3,722,849    5,697,289
  Franklin Income Securities (GrandMaster flex3 TM)             2,317,048       2,233,510    4,550,558
  Franklin Income Securities (Grandmaster TM)                     453,275       2,435,502    2,888,777
  Franklin Income Securities (IQ Annuity TM)                    2,001,805       1,618,149    3,619,954
  Franklin Income Securities (Pinnacleplus TM)                    864,829         630,031    1,494,860
  Franklin Income Securities (IQ Advisor Enhanced TM)                  73           8,815        8,888
  Franklin Large Cap Growth Securities (AnnuiChoice TM)            97,771         138,306      236,077
  Franklin Large Cap Growth Securities
   (GrandMaster flex3 TM)                                        (327,839)        870,086      542,247
  Franklin Large Cap Growth Securities (Grandmaster TM)              (321)        137,406      137,085
  Franklin Large Cap Growth Securities (IQ Annuity TM)            (44,116)        412,747      368,631
  Franklin Large Cap Growth Securities (Pinnacleplus TM)         (161,795)        461,769      299,974
  Franklin Mutual Shares Securities (AnnuiChoice TM)            1,472,457       2,443,431    3,915,888
  Franklin Mutual Shares Securities
   (GrandMaster flex3 TM)                                       1,211,635       1,574,307    2,785,942
  Franklin Mutual Shares Securities (IQ Annuity TM)               375,190       1,889,274    2,264,464
  Franklin Mutual Shares Securities (Pinnacleplus TM)             616,965         426,038    1,043,003
  Franklin Mutual Shares Securities
   (IQ Advisor Standard TM)                                         8,174              --        8,174
  Franklin Mutual Shares Securities(Grandmaster TM)               510,422       1,691,787    2,202,209
  Templeton Foriegn Securities Fund
   (GrandMaster flex3 TM)                                         576,938       1,001,745    1,578,683
  Templeton Foriegn Securities Fund (Grandmaster TM)              216,415         478,424      694,839
  Templeton Foriegn Securities Fund (Pinnacleplus TM)             138,650         177,662      316,312
  Templeton Foreign Securities Fund (AnnuiChoice TM)              757,841         924,230    1,682,071
  Templeton Foriegn Securities Fund
   (IQ Advisor Standard TM)                                        13,159          53,545       66,704
  Templeton Growth Securities (AnnuiChoice TM)                  1,551,722         437,012    1,988,734
  Templeton Growth Securities (GrandMaster flex3 TM)              757,013       1,271,083    2,028,096
  Templeton Growth Securities (Grandmaster TM)                    145,221         907,017    1,052,238
  Templeton Growth Securities (IQ Annuity TM)                     641,471       1,020,029    1,661,500
  Templeton Growth Securities (Pinnacleplus TM)                   457,253          72,725      529,978
  Van Kampen LIT Comstock (AnnuiChoice TM)                        240,528         815,601    1,056,129
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                   46,311         872,183      918,494
  Van Kampen LIT Comstock (Grandmaster TM)                         78,977         560,034      639,011
  Van Kampen LIT Comstock (IQ Annuity TM)                        (374,621)      1,626,263    1,251,642
  Van Kampen LIT Comstock (Pinnacleplus TM)                       146,816         137,506      284,322
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                  4,468          52,498       56,966
  Van Kampen LIT Strategic Growth
   (GrandMaster flex3 TM)                                          23,797          56,207       80,004
  Van Kampen LIT Strategic Growth (Grandmaster TM)                (19,990)         69,193       49,203
  Van Kampen LIT Strategic Growth (IQ Annuity TM)                  (5,399)         16,239       10,840
  Van Kampen LIT Startegic Growth (Pinnacleplus TM)                 2,551           6,438        8,989

                                                                         Unit Transactions
                                                          -----------------------------------------------
                                                                                                Increase
                                                            Units      Units        Units      (decrease)
Division                                                  purchased   redeemed   transferred    in units
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT The George Putnam Fund of Boston
   (Grandmaster TM)                                              --       (114)           --         (114)
  Putnam VT The George Putnam Fund of Boston
   (IQ Annuity TM)                                               64       (158)       (1,354)      (1,448)
  Putnam VT The George Putnam Fund of Boston
   (Pinnacleplus TM)                                            905         (2)           45          948
  Putnam VT Voyager (AnnuiChoice TM)                            421       (538)          479          362
  Putnam VT Voyager (GrandMaster flex3 TM)                       59        (20)         (496)        (457)
  Putnam VT Voyager (Grandmaster TM)                             --     (1,458)         (515)      (1,973)
  Putnam VT Voyager (IQ Annuity TM)                              23         (1)          435          457
  Putnam VT Voyager (Pinnacleplus TM)                            --     (2,726)           --       (2,726)
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                 9,347    (13,909)       96,254       91,692
  Franklin Growth and Income Securities (AnnuiChoice TM)     10,144    (12,982)      (63,008)     (65,846)
  Franklin Growth and Income Securities
   (GrandMaster flex3 TM)                                     3,494    (16,244)       (9,635)     (22,385)
  Franklin Growth and Income Securities (Grandmaster TM)        165    (10,042)       (2,472)     (12,349)
  Franklin Growth and Income Securities (IQ Annuity TM)       5,204    (28,487)       (9,784)     (33,067)
  Franklin Growth and Income Securities
   (Pinnacleplus TM)                                          8,743     (1,664)        2,142        9,221
  Franklin Income Securities (AnnuiChoice TM)                51,583    (34,655)      119,432      136,360
  Franklin Income Securities (GrandMaster flex3 TM)         124,633     (5,744)       45,529      164,418
  Franklin Income Securities (Grandmaster TM)                   647    (34,158)       65,110       31,599
  Franklin Income Securities (IQ Annuity TM)                 81,651    (25,739)       85,616      141,528
  Franklin Income Securities (Pinnacleplus TM)               69,809     (4,467)        3,791       69,133
  Franklin Income Securities (IQ Advisor Enhanced TM)            --         --            --           --
  Franklin Large Cap Growth Securities (AnnuiChoice TM)       1,311     (1,012)        7,356        7,655
  Franklin Large Cap Growth Securities
   (GrandMaster flex3 TM)                                     8,104     (1,511)      (32,348)     (25,755)
  Franklin Large Cap Growth Securities (Grandmaster TM)           6     (2,423)        2,425            8
  Franklin Large Cap Growth Securities (IQ Annuity TM)        7,194     (7,255)       (3,320)      (3,381)
  Franklin Large Cap Growth Securities (Pinnacleplus TM)      5,952     (5,381)      (14,427)     (13,856)
  Franklin Mutual Shares Securities (AnnuiChoice TM)          9,015    (19,443)       94,115       83,687
  Franklin Mutual Shares Securities
   (GrandMaster flex3 TM)                                    49,927     (6,793)       30,348       73,482
  Franklin Mutual Shares Securities (IQ Annuity TM)          21,736    (57,889)       50,265       14,112
  Franklin Mutual Shares Securities (Pinnacleplus TM)        42,273       (495)        1,418       43,196
  Franklin Mutual Shares Securities
   (IQ Advisor Standard TM)                                     670         --            --          670
  Franklin Mutual Shares Securities(Grandmaster TM)              61    (26,801)       51,026       24,286
  Templeton Foriegn Securities Fund
   (GrandMaster flex3 TM)                                     7,672     (2,013)       25,328       30,987
  Templeton Foriegn Securities Fund (Grandmaster TM)             49     (4,710)       15,605       10,944
  Templeton Foriegn Securities Fund (Pinnacleplus TM)         6,668     (2,726)        4,399        8,341
  Templeton Foreign Securities Fund (AnnuiChoice TM)          5,547     (2,387)       38,620       41,780
  Templeton Foriegn Securities Fund
   (IQ Advisor Standard TM)                                     640         (1)           --          639
  Templeton Growth Securities (AnnuiChoice TM)                6,900    (13,249)      104,507       98,158
  Templeton Growth Securities (GrandMaster flex3 TM)         28,086     (1,746)       17,459       43,799
  Templeton Growth Securities (Grandmaster TM)                   43    (12,440)       17,484        5,087
  Templeton Growth Securities (IQ Annuity TM)                12,857    (17,263)       41,611       37,205
  Templeton Growth Securities (Pinnacleplus TM)              27,529       (402)        4,950       32,077
  Van Kampen LIT Comstock (AnnuiChoice TM)                    9,032     (2,370)        7,976       14,638
  Van Kampen LIT Comstock (GrandMaster flex3 TM)              2,498     (1,914)        1,110        1,694
  Van Kampen LIT Comstock (Grandmaster TM)                      642    (10,005)       13,750        4,387
  Van Kampen LIT Comstock (IQ Annuity TM)                    13,462     (3,688)      (38,439)     (28,665)
  Van Kampen LIT Comstock (Pinnacleplus TM)                   7,438       (388)        3,709       10,759
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)              122        (46)           (1)          75
  Van Kampen LIT Strategic Growth
   (GrandMaster flex3 TM)                                     4,515         (2)       (2,973)       1,540
  Van Kampen LIT Strategic Growth (Grandmaster TM)               --       (150)       (1,671)      (1,821)
  Van Kampen LIT Strategic Growth (IQ Annuity TM)               330        (35)         (775)        (480)
  Van Kampen LIT Startegic Growth (Pinnacleplus TM)              --         --           185          185


SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                 Statements of Changes in Net Assets (continued)

                      For the Year Ended December 31, 2005


                                                                        Increase (decrease) in net assets from operations:
                                                               ------------------------------------------------------------------
                                                                                               Change in net
                                                                                                 unrealized
                                                                                Net realized    appreciation      Net increase
                                                                                gain (loss)    (depreciation)   (decrease) in net
                                                               Net investment    on sale of      during the     assets resulting
                       Division                                income (loss)    investments        period        from operations
---------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)        $       21,280   $      2,575   $          696   $          24,551
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)                 26,816           (544)           3,214              29,486
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)                2,467           (350)           3,541               5,658
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)              (5,425)       149,780           74,014             218,369
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                              (5,640)        76,807           58,792             129,959
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)                (866)         6,762           21,424              27,320
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)              (11,713)       450,646          (86,971)            351,962
  Van Kampen UIF Emerging Markets Equity
   (Pinnacleplus TM)                                                   (1,089)           554           24,928              24,393
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                   (1,306)        27,485           17,724              43,903
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                       (111)       109,592           14,896             124,377
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                        (140)        56,495           27,612              83,967
  Van Kampen UIF U.S. Real Estate (IQ Advisor
   Standard TM)                                                           317            977            4,738               6,032
NON-AFFILIATEDCLASS B:
  Scudder VIT Equity 500 Index (AnnuiChoice TM)                         2,613         52,204           (5,819)             48,998
  Scudder VIT Equity 500 Index (GrandMaster flex3 TM)                  (4,774)        74,963          (17,680)             52,509
  Scudder VIT Equity 500 Index (Grandmaster TM)                        (1,630)        44,248           33,857              76,475
  Scudder VIT Equity 500 Index (IQ3 TM)                                (3,138)       111,632          (53,067)             55,427
  Scudder VIT Equity 500 Index (Pinnacleplus TM)                         (771)           996            5,624               5,849
  Scudder VIT Equity 500 Index (IQ Advisor Standard TM)                   697              7            3,098               3,802
  Scudder VIT Small Cap Index (AnnuiChoice TM)                         (2,048)        47,644          (46,427)               (831)
  Scudder VIT Small Cap Index (GrandMaster flex3 TM)                   (2,672)        10,552              930               8,810
  Scudder VIT Small Cap Index (Grandmaster TM)                           (600)        (4,200)             773              (4,027)
  Scudder VIT Small Cap Index (IQ3 TM)                                (10,583)        31,689          (88,340)            (67,234)
  Scudder VIT Small Cap Index (Pinnacleplus TM)                        (1,873)         6,923              108               5,158

                                                            Increase (decrease) in net assets from contract related transactions
                                                          -------------------------------------------------------------------------
                                                                                                                       Net increase
                                                                                                                        (decrease)
                                                                                              Net                         in net
                                                                                           transfers                   assets from
                                                          Contributions      Contract        among        Contract       contract
                                                          from contract    terminations   investment    maintenance      related
                       Division                              holders       and benefits     options       charges      transactions
-----------------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)   $          35    $    (31,615)  $    54,003   $       (41)   $     22,382
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)              186        (106,484)       35,128           (16)        (71,186)
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)         38,190          (3,519)      (10,727)          (65)         23,879
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)        24,052        (140,330)      (17,947)       (4,470)       (138,695)
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                        69,867         (13,196)      359,751        (1,029)        415,393
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)            --         (18,938)      201,678           (41)        182,699
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)         49,391         (87,855)     (790,641)       (1,019)       (830,124)
  Van Kampen UIF Emerging Markets Equity
   (Pinnacleplus TM)                                              8,409              --        16,615           (18)         25,006
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)            116,359         (11,569)      (31,210)         (429)         73,151
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                   98         (69,781)      128,642          (230)         58,729
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                 8,772        (110,079)      130,329          (202)         28,820
  Van Kampen UIF U.S. Real Estate (IQ Advisor
   Standard TM)                                                      --              --           (16)           --             (16)
NON-AFFILIATEDCLASS B:
  Scudder VIT Equity 500 Index (AnnuiChoice TM)                 160,924         (56,542)     (130,467)       (3,887)        (29,972)
  Scudder VIT Equity 500 Index (GrandMaster flex3 TM)            70,781        (235,959)       49,132        (2,499)       (118,545)
  Scudder VIT Equity 500 Index (Grandmaster TM)                  49,791         (75,751)    1,453,785          (406)      1,427,419
  Scudder VIT Equity 500 Index (IQ3 TM)                          49,311        (553,065)   (2,357,229)       (1,966)     (2,862,949)
  Scudder VIT Equity 500 Index (Pinnacleplus TM)                 26,622          (1,606)       34,176           (93)         59,099
  Scudder VIT Equity 500 Index (IQ Advisor Standard TM)              --              --            41            --              41
  Scudder VIT Small Cap Index (AnnuiChoice TM)                  222,254         (49,220)     (215,177)       (4,064)        (46,208)
  Scudder VIT Small Cap Index (GrandMaster flex3 TM)             18,846          (9,386)       24,141          (664)         32,937
  Scudder VIT Small Cap Index (Grandmaster TM)                       --          (6,305)       84,073           (24)         77,744
  Scudder VIT Small Cap Index (IQ3 TM)                           15,956        (736,049)       93,756        (6,799)       (633,136)
  Scudder VIT Small Cap Index (Pinnacleplus TM)                  11,370          (4,063)       (2,884)         (347)          4,076

                                                               Increase      Net assets,
                                                              (decrease)      beginning     Net assets,
                       Division                             in net assets      of year      end of year
-------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)     $      46,933    $   283,609    $   330,542
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)            (41,700)       269,625        227,925
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)           29,537         60,017         89,554
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)          79,674        839,990        919,664
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                         545,352        400,926        946,278
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)         210,019         37,452        247,471
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)         (478,162)     1,534,928      1,056,766
  Van Kampen UIF Emerging Markets Equity
   (Pinnacleplus TM)                                               49,399         63,734        113,133
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)              117,054        296,149        413,203
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                183,106        732,231        915,337
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                 112,787        497,054        609,841
  Van Kampen UIF U.S. Real Estate (IQ Advisor
   Standard TM)                                                     6,016         37,577         43,593
NON-AFFILIATEDCLASS B:
  Scudder VIT Equity 500 Index (AnnuiChoice TM)                    19,026      1,527,748      1,546,774
  Scudder VIT Equity 500 Index (GrandMaster flex3 TM)             (66,036)     1,843,089      1,777,053
  Scudder VIT Equity 500 Index (Grandmaster TM)                 1,503,894      1,007,826      2,511,720
  Scudder VIT Equity 500 Index (IQ3 TM)                        (2,807,522)     5,553,296      2,745,774
  Scudder VIT Equity 500 Index (Pinnacleplus TM)                   64,948        125,619        190,567
  Scudder VIT Equity 500 Index (IQ Advisor Standard TM)             3,843        100,208        104,051
  Scudder VIT Small Cap Index (AnnuiChoice TM)                    (47,038)       760,704        713,666
  Scudder VIT Small Cap Index (GrandMaster flex3 TM)               41,747        267,291        309,038
  Scudder VIT Small Cap Index (Grandmaster TM)                     73,717         24,343         98,060
  Scudder VIT Small Cap Index (IQ3 TM)                           (700,370)     1,381,334        680,964
  Scudder VIT Small Cap Index (Pinnacleplus TM)                     9,234        171,721        180,955

                                                                         Unit Transactions
                                                          -----------------------------------------------
                                                                                                Increase
                                                            Units      Units        Units      (decrease)
Division                                                  purchased   redeemed   transferred    in units
---------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)           2     (2,263)        3,388        1,127
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)           14     (7,588)        2,875       (4,699)
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)      3,083       (299)         (995)       1,789
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)     1,307     (7,739)       (1,848)      (8,280)
  Van Kampen UIF Emerging Markets Equity
   (GrandMaster flex3 TM)                                     3,867       (676)       15,078       18,269
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)        --       (936)        9,533        8,597
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)      2,465     (4,923)      (39,645)     (42,103)
  Van Kampen UIF Emerging Markets Equity
   (Pinnacleplus TM)                                            481         (1)          983        1,463
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)          7,417       (745)       (2,530)       4,142
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                5     (3,719)        7,240        3,526
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)               469     (6,099)        7,487        1,857
  Van Kampen UIF U.S. Real Estate (IQ Advisor
   Standard TM)                                                  --         --            --           --
NON-AFFILIATEDCLASS B:
  Scudder VIT Equity 500 Index (AnnuiChoice TM)              14,296     (5,403)      (11,586)      (2,693)
  Scudder VIT Equity 500 Index (GrandMaster flex3 TM)         6,652    (21,962)        4,832      (10,478)
  Scudder VIT Equity 500 Index (Grandmaster TM)               4,603     (6,991)      133,111      130,723
  Scudder VIT Equity 500 Index (IQ3 TM)                       6,001    (51,005)     (207,131)    (252,135)
  Scudder VIT Equity 500 Index (Pinnacleplus TM)              2,261       (140)        2,882        5,003
  Scudder VIT Equity 500 Index (IQ Advisor Standard TM)          --         --            --           --
  Scudder VIT Small Cap Index (AnnuiChoice TM)               17,402     (4,476)      (18,162)      (5,236)
  Scudder VIT Small Cap Index (GrandMaster flex3 TM)          1,525       (818)        2,026        2,733
  Scudder VIT Small Cap Index (Grandmaster TM)                   --       (536)        6,692        6,156
  Scudder VIT Small Cap Index (IQ3 TM)                        2,993    (62,581)        3,032      (56,556)
  Scudder VIT Small Cap Index (Pinnacleplus TM)                 901       (323)         (186)         392


SEE ACCOMPANYING NOTES.

* - 2005 inception date of division.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Integrity Life Insurance Company ("Integrity"), a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"), established Separate Account I (the "Separate Account") on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA") and a Systematic Transfer Option ("STO"), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity's general account. Such options include a guaranteed interest division or quarterly rate option.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios ("Funds"): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the "Fidelity VIP Funds"), Massachusetts Financial Services Variable Insurance Trust Funds ("MFS Funds"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"), J.P. Morgan Series Trust II Portfolios ("JPMorgan Funds"), Putnam Variable Trust Funds ("Putnam VT Funds"), DWS Scudder(Formally Scudder) Investments VIT Funds ("DWS Funds"), Touchstone Variable Series Trust ("Touchstone Funds"), Van Kampen Universal Institutional Funds Portfolios ("Van Kampen UIF Funds") and the Van Kampen Life Investment Trust Portfolios ("Van Kampen LIT Funds"). The Fidelity VIP Funds are "series" type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds, are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited. The MFS Funds are managed by Massachusetts Financial Services Company. J.P. Morgan Investment Management, Inc. is the investment adviser to the JPMorgan Funds. The investment adviser of the Putnam VT Funds is Putnam Investment Management, LLC. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen LIT Portfolios.

The contract holders account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund. The Separate Account currently has four hundred twenty-four investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statement of Operations. Dividends are included in the reinvested dividends line on the Statement of Operations. Dividends and capital gain distributions are recorded on the ex-

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

date. Dividends and capital gain distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges.

TAXES

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). The Separate Account is not taxed as a regulated investment company under Subchapter L of the IRC. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2006 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2006) and the cost of shares held at December 31, 2006 for each division were as follows:


                           DIVISION                                              PURCHASES        SALES           COST
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)                                    $   237,553   $      88,358   $     328,767
  Touchstone Aggressive ETF (GrandMaster flex3 TM)                                  478,777       1,327,888       1,753,179
  Touchstone Aggressive ETF (Grandmaster TM)                                         31,094          84,253         314,544
  Touchstone Aggressive ETF (IQ Annuity TM)                                       1,715,366       1,786,066       3,504,416
  Touchstone Aggressive ETF (Pinnacleplus TM)                                        20,494           1,773          95,141
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)                                     61              33           3,672
  Touchstone Aggressive ETF (IQ Advisor Standard TM)                                    274           8,267          15,625
  Touchstone Balanced (AnnuiChoice TM)                                              343,685         325,411       1,943,679
  Touchstone Balanced (GrandMaster flex3 TM)                                        662,236         401,149       1,362,742
  Touchstone Balanced (Grandmaster TM)                                              627,230         385,550         441,366
  Touchstone Balanced (IQ Annuity TM)                                               413,211         535,082       1,335,969
  Touchstone Balanced (Pinnacleplus TM)                                             316,810          19,734         532,125
  Touchstone Baron Small Cap (AnnuiChoice TM)                                       718,433       1,087,562       1,964,198
  Touchstone Baron Small Cap (AnnuiChoice TM 2)                                      13,796              23          13,774
  Touchstone Baron Small Cap (GrandMaster flex3 TM)                                 446,780         306,693       1,255,314
  Touchstone Baron Small Cap (Grandmaster TM)                                       225,968         313,856         353,580
  Touchstone Baron Small Cap (IQ Annuity TM)                                        423,473       1,017,173       2,734,292
  Touchstone Baron Small Cap (Pinnacleplus TM)                                      200,092         151,113         421,752
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM)"                                  166              43           4,307
  Touchstone Baron Small Cap (IQ Advisor Standard TM)                               111,658          50,891         155,349
  Touchstone Conservative ETF (AnnuiChoice TM)                                      381,137         200,121         913,922
  Touchstone Conservative ETF (GrandMaster flex3 TM)                              1,511,297          70,228       2,004,672
  Touchstone Conservative ETF (Grandmaster TM)                                      969,814         414,683         780,384
  Touchstone Conservative ETF (IQ Annuity TM)                                       526,912         469,774         888,035
  Touchstone Conservative ETF (Pinnacleplus TM)                                      13,790           2,142          35,707
  Touchstone Conservative ETF (IQ Advisor Standard TM)                                  986             702         109,849
  Touchstone Core Bond (AnnuiChoice TM)                                             224,188         453,194       1,723,677
  Touchstone Core Bond (AnnuiChoice TM 2)                                            20,860              34          20,826
  Touchstone Core Bond (GrandMaster flex3 TM)                                       251,109         372,525         589,221
  Touchstone Core Bond (Grandmaster TM)                                              30,844          15,793          88,950
  Touchstone Core Bond (IQ Annuity TM)                                              433,554         743,403         674,090
  Touchstone Core Bond (Pinnacleplus TM)                                            246,813         133,219         386,290
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)                             64,994         156,262         600,244
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM 2)                           40,324              68          40,257
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)                       21,879          59,275         233,589
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)                               3,105         140,291         222,066
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)                               992          35,913          74,666
  Touchstone Mid Cap Growth (AnnuiChoice TM)                                        923,720         698,989       3,134,611
  Touchstone Mid Cap Growth (AnnuiChoice TM 2)                                       84,065             242          83,830
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)                                1,152,196         929,469       1,927,493
  Touchstone Mid Cap Growth (Grandmaster TM)                                         77,020         183,129          97,539


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                              DIVISION                                           PURCHASES        SALES           COST
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Mid Cap Growth (IQ Annuity TM)                                     $   263,425   $     384,132   $     853,579
  Touchstone Mid Cap Growth (Pinnacleplus TM)                                        69,468         257,137         200,024
  Touchstone Mid Cap Growth (IQ Advisor Standard TM)                                 60,131             592          59,553
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)                                  235,170         262,118         216,112
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM 2)                                 20,460              34          20,427
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)                          1,103,693       1,288,951       1,376,168
  Touchstone Enhanced Dividend 30 (Grandmaster TM)                                   36,914          40,379          19,631
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)                                   244,382         225,458         296,344
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)                                  98,419          16,065         133,313
  Touchstone Enhanced Dividend 30 (IQ Advisor Standard TM)                           58,780          29,050          29,917
  Touchstone Enhanced ETF (AnnuiChoice TM)                                          317,897          80,297         983,526
  Touchstone Enhanced ETF (GrandMaster flex3 TM)                                 10,007,745       3,407,738      12,745,668
  Touchstone Enhanced ETF (Grandmaster TM)                                          905,682          52,993       1,311,816
  Touchstone Enhanced ETF (IQ Annuity TM)                                         1,565,782         429,533       5,037,313
  Touchstone Enhanced ETF (Pinnacleplus TM)                                          52,415          16,542         159,798
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)                                      326             365          37,172
  Touchstone Enhanced ETF (IQ Advisor Standard TM)                                  374,648          53,301         539,675
  Touchstone Growth & Income (AnnuiChoice TM)                                        70,080          21,256         219,254
  Touchstone Growth & Income (GrandMaster flex3 TM)                                  65,997         256,249         144,816
  Touchstone Growth & Income (Grandmaster TM)                                         1,206             132          10,426
  Touchstone Growth & Income (IQ Annuity TM)                                         60,006         183,129         359,127
  Touchstone Growth & Income (Pinnacleplus TM)                                       13,481          26,652         112,639
  Touchstone High Yield (AnnuiChoice TM)                                             98,622         121,663         817,751
  Touchstone High Yield (GrandMaster flex3 TM)                                      296,573         403,687       1,244,486
  Touchstone High Yield (Grandmaster TM)                                            566,887         870,458         610,046
  Touchstone High Yield (IQ Annuity TM)                                             162,650         461,007         870,937
  Touchstone High Yield (Pinnacleplus TM)                                            59,950          27,050         328,756
  Touchstone High Yield (IQ Advisor Standard TM)                                  1,356,609         679,237         676,748
  Touchstone Moderate ETF  (AnnuiChoice TM)                                       1,072,131         177,163       3,329,867
  Touchstone Moderate ETF (GrandMaster flex3 TM)                                  3,522,973         370,349       5,667,895
  Touchstone Moderate ETF (Grandmaster TM)                                          493,026         399,079         709,640
  Touchstone Moderate ETF (IQ Annuity TM)                                         1,427,826       1,045,203       2,378,531
  Touchstone Moderate ETF (Pinnacleplus TM)                                          28,648          23,454         235,451
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)                                      479          19,214          44,152
  Touchstone Moderate ETF (IQ Advisor Standard TM)                                    5,539           3,667         100,462
  Touchstone Money Market (AnnuiChoice TM)                                            5,127          96,950          71,792
  Touchstone Money Market (Grandmaster TM)                                       11,513,099      12,017,889       5,962,791
  Touchstone Money Market (IQ Annuity TM)                                         4,478,784       4,864,923         452,857
  Touchstone Money Market (IQ Annuity TM)                                             9,335          66,069         135,957
  Touchstone Third Avenue Value (AnnuiChoice TM)                                  2,095,366       2,246,311       6,842,567
  Touchstone Third Avenue Value (AnnuiChoice TM 2)                                   40,866              43          40,825
  Touchstone Third Avenue Value (GrandMaster flex3 TM)                            2,926,662       2,919,782       5,363,670
  Touchstone Third Avenue Value (Grandmaster TM)                                    800,325         668,086       1,859,927
  Touchstone Third Avenue Value (IQ Annuity TM)                                   2,482,698       4,246,570       7,248,854
  Touchstone Third Avenue Value (Pinnacleplus TM)                                   473,705         340,853       1,387,557
  Touchstone Third Avenue Value (IQ Advisor Standard TM)                            117,365          74,057         153,611
  Touchstone Value Plus (AnnuiChoice TM)                                            118,834         284,877         797,855
  Touchstone Value Plus (AnnuiChoice TM 2)                                           20,159              34          20,126


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                              DIVISION                                           PURCHASES        SALES           COST
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (GrandMaster flex3 TM)                                  $    12,880   $      59,068   $     131,479
  Touchstone Value Plus (Grandmaster TM)                                                607          12,821          62,974
  Touchstone Value Plus (IQ Annuity TM)                                           2,296,439         884,947       2,383,636
  Touchstone Value Plus (Pinnacleplus TM)                                            23,893             807          42,676
NON-AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)                                                   281,960         199,038         977,665
  JP Morgan Bond (GrandMaster flex3 TM)                                             547,106         584,675       1,896,076
  JP Morgan Bond (Grandmaster TM)                                                   520,273         533,191         310,065
  JP Morgan Bond (IQ3 TM)                                                           477,262         392,755       1,419,747
  JP Morgan Bond (Pinnacleplus TM)                                                   79,285          61,769         389,472
  JP Morgan International Equity (AnnuiChoice TM)                                   336,207         330,468         331,057
  JP Morgan International Equity (AnnuiChoice TM 2)                                  28,008              47          27,962
  JP Morgan International Equity (GrandMaster flex3 TM)                             415,574         141,627         395,481
  JP Morgan International Equity (Grandmaster TM)                                   360,069         106,825         358,942
  JP Morgan International Equity (IQ3 TM)                                           215,661         235,718         363,333
  JP Morgan International Equity (Pinnacleplus TM)                                  165,819          36,587         375,778
  JP Morgan International Equity (IQ Advisor Standard TM)                            52,539             185          52,364
  JP Morgan Mid Cap Value (AnnuiChoice TM)                                          108,886         294,219         563,106
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)                                    575,900         610,131       1,194,771
  JP Morgan Mid Cap Value (Grandmaster TM)                                           49,874         162,926         181,352
  JP Morgan Mid Cap Value (IQ3 TM)                                                  106,867         465,732         385,813
  JP Morgan Mid Cap Value (Pinnacleplus TM)                                          26,281         213,394         358,760
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity-Income (Grandmaster TM)                                     5,185,223      11,485,573      23,015,910
  Fidelity VIP Growth (Grandmaster TM)                                              749,746       6,537,784      14,764,407
  Fidelity VIP High Income (Grandmaster TM)                                       2,921,333       5,740,927       4,794,108
  Fidelity VIP II Asset Manager (Grandmaster TM)                                    485,523       4,019,335      11,376,476
  Fidelity VIP II Contrafund (Grandmaster TM)                                     7,831,618       8,091,811      23,228,269
  Fidelity VIP II Index 500 (Grandmaster TM)                                        265,829       4,828,977       9,537,525
  Fidelity VIP II Index 500 (IQ Annuity TM)                                          19,206         247,102         683,756
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)                          1,264,503       3,078,113       8,231,904
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)                             143,847         373,394       1,412,488
  Fidelity VIP III Balanced (Grandmaster TM)                                        296,772         802,593       1,680,013
  Fidelity VIP III Growth & Income (Grandmaster TM)                                 592,726       6,095,334       4,167,572
  Fidelity VIP III Growth Opportunities (Grandmaster TM)                            310,993       1,229,838       1,372,195
  Fidelity VIP Overseas (Grandmaster TM)                                            518,854       2,776,424       5,205,520
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Annuichoice TM)                                        217,086           4,166         213,173
  Touchstone Aggressive ETF (Annuichoice TM 2)                                       14,488              17          14,472
  Touchstone Conservative ETF (Annuichoice TM)                                      149,763           3,326         146,540
  Touchstone Conservative ETF (Annuichoice TM 2)                                      5,035               2           5,033
  Touchstone Enhanced ETF (Annuichoice TM)                                          165,987             292         165,720
  Touchstone Enhanced ETF (Annuichoice TM 2)                                          1,566              --           1,566
  Touchstone GMAB Moderate ETF (Annuichoice TM)                                      34,488             171          34,324
  Touchstone Moderate ETF (Annuichoice TM)                                          310,297           2,742         307,680
  Touchstone Moderate ETF (Annuichoice TM 2)                                         13,190              24          13,167
  Touchstone Money Market (AnnuiChoice TM)                                        8,806,132       7,686,791       5,585,909
  Touchstone Money Market (AnnuiChoice TM 2)                                        140,899             195         140,704


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                              DIVISION                                           PURCHASES        SALES           COST
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS (CONTINUED):
  Touchstone Money Market (GrandMaster flex3 TM)                                $ 6,934,250   $   6,684,740   $   1,877,755
  Touchstone Money Market (IQ Annuity TM)                                        29,417,467      33,248,637       6,030,422
  Touchstone Money Market (Pinnacleplus TM)                                         683,636         601,164         329,841
  Touchstone Money Market (IQ Advisor Standard TM)                                2,387,547       2,182,172         266,647
NON-AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity-Income (IQ Annuity TM)                                        764,812         738,679       1,172,007
  Fidelity VIP Growth (IQ Annuity TM)                                                 3,850         292,461         541,935
  Fidelity VIP High Income (IQ Annuity TM)                                          664,206       1,431,043         654,353
  Fidelity VIP II Asset Manager (IQ Annuity TM)                                       8,902         130,795         215,926
  Fidelity VIP II Contrafund (IQ Annuity TM)                                        910,137       1,576,935       2,249,778
  Fidelity VIP III Balanced (IQ Annuity TM)                                          11,926          86,534         138,720
  Fidelity VIP III Growth & Income (IQ Annuity TM)                                   29,720         189,275         237,992
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)                               1,695          90,035          86,316
  Fidelity VIP III Mid Cap (Grandmaster TM)                                       5,709,353       2,890,415       7,797,410
  Fidelity VIP III Mid Cap (IQ Annuity TM)                                          637,386       1,118,099       1,780,134
  Fidelity VIP Overseas (IQ Annuity TM)                                              69,578         133,147         179,369
  MFS Capital Opportunities (AnnuiChoice TM)                                         14,892         229,148         255,856
  MFS Capital Opportunities (AnnuiChoice TM 2)                                       20,000              34          19,967
  MFS Capital Opportunities (GrandMaster flex3 TM)                                   10,619         118,309         264,174
  MFS Capital Opportunities (Grandmaster TM)                                          5,799         155,952          90,236
  MFS Capital Opportunities (IQ Annuity TM)                                           2,976         182,780         390,125
  MFS Capital Opportunities (Pinnacleplus TM)                                           115          22,244          43,215
  MFS Emerging Growth (AnnuiChoice TM)                                               18,184         247,828         125,811
  MFS Emerging Growth (Annuichoice TM 2)                                               563               --            563
  MFS Emerging Growth (GrandMaster flex3 TM)                                        140,861         142,284          57,941
  MFS Emerging Growth (Grandmaster TM)                                              144,484         154,550          91,591
  MFS Emerging Growth (IQ Annuity TM)                                               485,459         607,748         409,885
  MFS Emerging Growth (Pinnacleplus TM)                                               5,169           9,005           6,168
  MFS Investors Growth Stock (AnnuiChoice TM)                                        26,063         331,173         431,039
  MFS Investors Growth Stock (GrandMaster flex3 TM)                                 297,438         225,929         540,206
  MFS Investors Growth Stock (Grandmaster TM)                                        14,732          77,255          54,231
  MFS Investors Growth Stock (IQ Annuity TM)                                        214,664         431,325         155,959
  MFS Investors Growth Stock (Pinnacleplus TM)                                       38,265          22,222         158,280
  MFS Mid Cap Growth (AnnuiChoice TM)                                                75,028         322,185         476,166
  MFS Mid Cap Growth (AnnuiChoice TM 2)                                               5,501               6           5,495
  MFS Mid Cap Growth (GrandMaster flex3 TM)                                         120,441         360,249         221,777
  MFS Mid Cap Growth (Grandmaster TM)                                                86,176         371,492         242,630
  MFS Mid Cap Growth (IQ Annuity TM)                                                177,182         509,569         762,876
  MFS Mid Cap Growth (Pinnacleplus TM)                                               57,990          39,229         105,092
  MFS New Discovery (AnnuiChoice TM)                                                 19,032         126,717         226,136
  MFS New Discovery (AnnuiChoice TM 2)                                                4,200               1           4,199
  MFS New Discovery (GrandMaster flex3 TM)                                           26,198          35,863          94,431
  MFS New Discovery (Grandmaster TM)                                                 32,091          82,537         139,003
  MFS New Discovery (IQ Annuity TM)                                                   6,031          99,707         179,160
  MFS New Discovery (Pinnacleplus TM)                                                   446           2,228          20,919
  MFS Total Return (AnnuiChoice TM)                                                 383,851       2,162,832       3,129,294
  MFS Total Return (AnnuiChoice TM 2)                                                12,953              29          12,925
  MFS Total Return (GrandMaster flex3 TM)                                           455,129         606,406       1,871,939


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                              DIVISION                                           PURCHASES        SALES           COST
---------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Total Return (Grandmaster TM)                                             $   683,314   $   5,003,796   $   1,434,269
  MFS Total Return (IQ Annuity TM)                                                  369,012       1,379,313       2,745,823
  MFS Total Return (Pinnacleplus TM)                                                124,703         209,919         745,762
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)                                       113,253         270,336         432,858
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)                                 173,525          20,174         273,034
  Fidelity VIP Asset Manager (IQ3)                                                  194,764         861,247         436,459
  Fidelity VIP Asset Manager (Pinnacleplus TM)                                        4,115          35,939          99,863
  Fidelity VIP Balanced (AnnuiChoice TM)                                            189,300         177,200       1,357,644
  Fidelity VIP Balanced (AnnuiChoice TM 2)                                              365              --             365
  Fidelity VIP Balanced (GrandMaster flex3 TM)                                      261,372         211,649         414,254
  Fidelity VIP Balanced (IQ3 TM)                                                    241,265         207,632         673,882
  Fidelity VIP Balanced (Pinnacleplus TM)                                             6,851          28,960          62,995
  Fidelity VIP Contrafund (AnnuiChoice TM)                                        3,897,490       2,077,194       8,029,788
  Fidelity VIP Contrafund (AnnuiChoice TM 2)                                         87,192              93          87,104
  Fidelity VIP Contrafund (GrandMaster flex3 TM)                                  4,726,929       4,159,177       8,764,150
  Fidelity VIP Contrafund (IQ3)                                                   2,669,021       3,856,730       6,923,967
  Fidelity VIP Contrafund (Pinnacleplus TM)                                         706,250         327,269       1,679,438
  Fidelity VIP Contrafund (IQ Advisor Standard TM)                                   41,127          18,994         158,534
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)                        134,344          26,305         134,326
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM 2)                          289              --             289
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 TM)                   53,260          32,036          58,238
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)                        109,983          36,372         105,467
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)                          94,347          94,212          10,511
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)                       125,953         156,119          90,132
  Fidelity VIP Dynamic Capital Appreciation (IQ Advisor Standard TM)                 29,889              22          29,867
  Fidelity VIP Equity-Income (AnnuiChoice TM)                                     1,141,289       1,657,337       3,530,490
  Fidelity VIP Equit-Income (AnnuiChoice TM 2)                                          646               8             638
  Fidelity VIP Equity-Income (GrandMaster flex3 TM)                                 528,860         880,581       1,443,696
  Fidelity VIP Equity-Income (IQ3 TM)                                             2,389,838       1,105,205       3,549,797
  Fidelity VIP Equity-Income (Pinnacleplus TM)                                      129,612         280,817         368,090
  Fidelity VIP Equity-Income (IQ Advisor Standard TM)                                43,987           1,109         111,440
  Fidelity VIP Growth & Income (AnnuiChoice TM)                                     304,904       1,336,993         950,135
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)                               132,468         255,905         357,658
  Fidelity VIP Growth & Income (IQ3 TM)                                             437,937         671,739         756,313
  Fidelity VIP Growth & Income (Pinnacleplus TM)                                     30,731         166,342         314,282
  Fidelity VIP Growth (AnnuiChoice TM)                                              260,059         814,744       1,317,180
  Fidelity VIP Growth (AnnuiChoice TM 2)                                              3,866               4           3,862
  Fidelity VIP Growth (GrandMaster flex3 TM)                                        496,719         470,570         653,954
  Fidelity VIP Growth (IQ3 TM)                                                    1,174,294       1,481,131         914,865
  Fidelity VIP Growth (Pinnacleplus TM)                                               1,885          66,392          70,684
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)                                 85,825          84,067          82,986
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)                           72,352          93,398          36,388
  Fidelity VIP Growth Opportunities (IQ3 TM)                                      1,153,576       1,224,690          96,354
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)                                12,630           3,095          35,660
  Fidelity VIP High Income (AnnuiChoice TM)                                       1,483,636       1,022,404       1,324,460
  Fidelity VIP High Income (GrandMaster flex3 TM)                                 3,486,073       3,588,417       2,000,272
  Fidelity VIP High Income (IQ3 TM)                                               3,072,820       5,979,075       1,567,681


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                              DIVISION                                           PURCHASES        SALES           COST
---------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP High Income (Pinnacleplus TM)                                    $    23,630   $       7,878   $     122,893
  Fidelity VIP High Income (IQ Advisor Standard TM)                                 711,565         655,416          58,119
  Fidelity VIP Index 500 (AnnuiChoice TM)                                            24,630         433,782       1,071,997
  Fidelity VIP Index 500 (IQ3 TM)                                                    15,279         207,604         750,252
  Fidelity VIP Index 500 (Pinnacleplus TM)                                              330             364          18,584
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)                               799,343       1,704,344       5,859,151
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)                         564,924         374,092         919,074
  Fidelity VIP Investment Grade Bond (IQ3 TM)                                     1,053,423       1,297,746       4,342,930
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)                               72,614          45,617         606,969
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)                        65,909          47,670          63,815
  Fidelity VIP Mid Cap (AnnuiChoice TM)                                           2,466,251       1,574,053       5,806,382
  Fidelity VIP Mid Cap (AnnuiChoice TM 2)                                            70,559              98          70,468
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)                                     2,536,214       2,155,552       4,497,132
  Fidelity VIP Mid Cap (Grandmaster TM)                                              17,384             275          23,180
  Fidelity VIP Mid Cap (IQ Annuity TM)                                            3,316,890       3,055,502       4,051,696
  Fidelity VIP Mid Cap (Pinnacleplus TM)                                            636,866         221,133       1,118,968
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)                                       1,376              93           9,802
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)                                      83,428          21,960          72,551
  Fidelity VIP Overseas (AnnuiChoice TM)                                            779,569         480,663         938,489
  Fidelity VIP Overseas (AnnuiChoice TM 2)                                           21,340              31          21,310
  Fidelity VIP Overseas (GrandMaster flex3 TM)                                      561,030         306,412         657,648
  Fidelity VIP Overseas (IQ3 TM)                                                  1,185,890       1,431,686         760,056
  Fidelity VIP Overseas (Pinnacleplus TM)                                           219,588          94,372         231,045
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)                                        220             137          12,781
  Fidelity VIP Overseas (IQ Advisor Standard TM)                                     18,800          22,300         106,512
NON-AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)                           1,572,988       1,422,246         415,067
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM 2)                            22,011              40          21,973
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)                     3,973,930       3,620,607         612,636
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)                                     886,859       1,159,102         398,250
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)                                  955,720       1,222,633       2,116,270
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM 2)                                 41,889              66          41,828
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)                            941,348         966,231       2,046,107
  Van Kampen UIF U.S. Real Estate (IQ3 TM)                                          926,376         611,809       1,837,308
NON-AFFILIATED CLASS 1B SHARES:
  Putnam VT Discovery Growth (AnnuiChoice TM)                                        11,195          91,121         147,967
  Putnam VT Discovery Growth (AnnuiChoice TM 2)                                       2,000               2           1,998
  Putnam VT Discovery Growth (GrandMaster flex3 TM)                                   2,767          25,636          25,360
  Putnam VT Discovery Growth (Grandmaster TM)                                            --           4,631          11,065
  Putnam VT Discovery Growth (IQ Annuity TM)                                            (1)          81,586          29,617
  Putnam VT Discovery Growth (Pinnacleplus TM)                                           --           3,725          14,861
  Putnam VT Growth and Income (AnnuiChoice TM)                                       57,940         202,453         508,719
  Putnam VT Growth and Income (AnnuiChoice TM 2)                                     20,000              34          19,967
  Putnam VT Growth and Income (GrandMaster flex3 TM)                                 92,827         105,888         244,795
  Putnam VT Growth and Income (Grandmaster TM)                                       15,393         180,083          58,089
  Putnam VT Growth and Income (IQ Annuity TM)                                       207,861         720,284         397,511
  Putnam VT Growth and Income (Pinnacleplus TM)                                       5,186           1,499          29,449
  Putnam VT International Equity (AnnuiChoice TM)                                   264,311         421,852         457,240


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                              DIVISION                                           PURCHASES        SALES           COST
---------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 1B SHARES (CONTINUED):
  Putnam VT International Equity (AnnuiChoice TM 2)                             $     4,186   $           5   $       4,181
  Putnam VT International Equity (GrandMaster flex3 TM)                           1,201,159       1,553,314       1,241,992
  Putnam VT International Equity (Grandmaster TM)                                   436,788         250,167         447,715
  Putnam VT International Equity (IQ Annuity TM)                                    265,067         579,719         442,940
  Putnam VT International Equity (Pinnacleplus TM)                                  175,251          53,003         368,015
  Putnam VT International Equity (IQ Advisor Standard TM)                            45,939             164          45,787
  Putnam VT Small Cap Value (AnnuiChoice TM)                                      1,434,288       2,198,592       2,377,471
  Putnam VT Small Cap Value (AnnuiChoice TM 2)                                       56,432              70          56,364
  Putnam VT Small Cap Value (GrandMaster flex3 TM)                                  959,584         612,524       1,298,714
  Putnam VT Small Cap Value (Grandmaster TM)                                      1,655,545       6,556,034       1,753,528
  Putnam VT Small Cap Value (IQ Annuity TM)                                         444,960         495,802       1,040,522
  Putnam VT Small Cap Value (Pinnacleplus TM)                                       130,134         226,663         307,393
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)                                    537              43           4,945
  Putnam VT Small Cap Value (IQ Advisor Standard TM)                                  7,124           6,551           2,137
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)                         7,585          13,211          36,161
  Putnam VT The George Putnam Fund of Boston (GrandMaster flex3 TM)                     372           2,136           5,273
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)                        20,097           1,378          32,042
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)                         18,694          12,677          77,116
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)                        3,685             391          22,487
  Putnam VT Voyager (AnnuiChoice TM)                                                    894          27,598          49,306
  Putnam VT Voyager (AnnuiChoice TM 2)                                                  563               -             563
  Putnam VT Voyager (GrandMaster flex3 TM)                                               71         106,154          13,215
  Putnam VT Voyager (Grandmaster TM)                                                      6           1,761           3,912
  Putnam VT Voyager (IQ Annuity TM)                                                 101,307         110,548           9,859
  Putnam VT Voyager (Pinnacleplus TM)                                                    56          25,714          27,200
NON-AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)                                       475,097       1,057,946       1,420,266
  Franklin Growth and Income Securities (AnnuiChoice TM)                            212,286         590,110       1,459,287
  Franklin Growth and Income Securities (AnnuiChoice TM 2)                           23,498              36          23,463
  Franklin Growth and Income Securities (GrandMaster flex3 TM)                      295,133          86,299         637,433
  Franklin Growth and Income Securities (Grandmaster TM)                            143,441         122,469         588,774
  Franklin Growth and Income Securities (IQ Annuity TM)                             302,920       1,019,920         880,421
  Franklin Growth and Income Securities (Pinnacleplus TM)                           184,844          22,568         365,841
  Franklin Income Securities (AnnuiChoice TM)                                     2,548,309       1,077,096       7,066,716
  Franklin Income Securities (AnnuiChoice TM 2)                                     213,004             141         212,870
  Franklin Income Securities (GrandMaster flex3 TM)                               1,954,424         742,795       5,804,471
  Franklin Income Securities (Grandmaster TM)                                     5,421,819       2,207,975       6,233,689
  Franklin Income Securities (IQ Annuity TM)                                      4,710,757       1,636,128       6,772,049
  Franklin Income Securities (Pinnacleplus TM)                                    1,053,549         168,705       2,366,168
  Franklin Income Securities (IQ Advisor Enhanced TM)                                   386              76           8,999
  Franklin Large Cap Growth Securities (AnnuiChoice TM)                             148,802          61,651         320,466
  Franklin Large Cap Growth Securities (AnnuiChoice TM 2)                             2,562               2           2,560
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)                       146,414         345,816         345,434
  Franklin Large Cap Growth Securities (Grandmaster TM)                              10,784          65,002          82,198
  Franklin Large Cap Growth Securities (IQ Annuity TM)                               65,784         236,252         206,016
  Franklin Large Cap Growth Securities (Pinnacleplus TM)                             29,224          89,513         231,723
  Franklin Mutual Shares Securities (AnnuiChoice TM)                              1,009,118       1,039,274       3,638,114
  Franklin Mutual Shares Securities (AnnuiChoice TM 2)                               40,154              70          40,088


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                              DIVISION                                           PURCHASES        SALES           COST
---------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)                      $ 1,549,798   $     605,608   $   3,547,046
  Franklin Mutual Shares Securities (IQ Annuity TM)                               1,477,086       1,199,667       2,524,410
  Franklin Mutual Shares Securities (Pinnacleplus TM)                               764,185         226,694       1,519,256
  Franklin Mutual Shares Securities (IQ Advisor Standard TM)                        120,767           8,924         120,106
  Franklin Mutual Shares Securities(Grandmaster TM)                                 908,479         807,903       2,190,630
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)                          569,470         734,754       1,372,777
  Templeton Foriegn Securities Fund (Grandmaster TM)                                192,356         438,232         464,653
  Templeton Foriegn Securities Fund (Pinnacleplus TM)                               119,781         142,856         290,398
  Templeton Foreign Securities Fund (AnnuiChoice TM)                                570,581         780,295       1,479,934
  Templeton Foreign Securities Fund (AnnuiChoice TM 2)                               53,389              69          53,324
  Templeton Foriegn Securities Fund (IQ Advisor Standard TM)                         62,049          73,211          61,004
  Templeton Growth Securities (AnnuiChoice TM)                                    2,094,792         847,117       3,206,596
  Templeton Growth Securities (AnnuiChoice TM 2)                                     19,732              19          19,714
  Templeton Growth Securities (GrandMaster flex3 TM)                              1,189,870         751,442       2,389,959
  Templeton Growth Securities (Grandmaster TM)                                    4,687,092       1,374,104       4,424,085
  Templeton Growth Securities (IQ Annuity TM)                                     1,143,538         601,568       2,146,801
  Templeton Growth Securities (Pinnacleplus TM)                                     555,648         100,530         972,609
  Van Kampen LIT Comstock (AnnuiChoice TM)                                          221,894         205,888       1,022,003
  Van Kampen LIT Comstock (AnnuiChoice TM2)                                           3,976               4           3,972
  Van Kampen LIT Comstock (GrandMaster flex3 TM)                                    312,340         193,912         973,789
  Van Kampen LIT Comstock (Grandmaster TM)                                          149,505         391,075         384,998
  Van Kampen LIT Comstock (IQ Annuity TM)                                           503,255         406,586       1,320,244
  Van Kampen LIT Comstock (Pinnacleplus TM)                                          45,355          23,263         289,652
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)                                   20,025          43,540          33,091
  Van Kampen LIT Startegic Growth (AnnuiChoice TM 2)                                  6,762               3           6,759
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)                            112,324         103,866          92,639
  Van Kampen LIT Strategic Growth (Grandmaster TM)                                   19,524          49,312          20,461
  Van Kampen LIT Startegic Growth (IQ Annuity TM)                                   803,330         815,963           4,080
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)                                   9,101           1,946          15,374
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)                              77,703         131,000         273,614
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)                              106,480         225,918         104,378
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)                             50,559           4,324         131,002
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)                         1,031,133       1,259,607         827,900
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM 2)                           4,593              13           4,581
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)                     875,424       1,122,182         797,143
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)                           282,595         190,684         345,330
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)                         10,153,336      10,189,994         949,871
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)                          172,738          18,886         232,949
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard TM)                    18,784              11          18,774
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)                                255,880          77,269         546,947
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)                                  457,711         515,112         878,907
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)                                   277,178         224,847         613,621
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard TM)                          137,902          33,013         150,947
NON-AFFILIATED CLASS B:
  DWS Equity 500 Index (AnnuiChoice TM)                                             356,472         622,910       1,261,633
  DWS Equity 500 Index (AnnuiChoice TM 2)                                             7,542               2           7,540
  DWS Equity 500 Index (GrandMaster flex3 TM)                                        43,665         990,665         797,992
  DWS Equity 500 Index (Grandmaster TM)                                             863,277       1,384,806       1,984,491


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

2. INVESTMENTS (CONTINUED)


                              DIVISION                                           PURCHASES        SALES           COST
---------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS B (CONTINUED):
  DWS Equity 500 Index (IQ3 TM)                                                 $ 3,824,643   $   5,520,220   $   1,139,938
  DWS Equity 500 Index (Pinnacleplus TM)                                             34,826          26,896         186,907
  DWS Equity 500 Index (IQ Advisor Standard TM)                                      35,366           1,599         133,039
  DWS Small Cap Index (AnnuiChoice TM)                                              263,167         126,648         823,937
  DWS Small Cap Index (AnnuiChoice TM 2)                                              3,501               4           3,497
  DWS Small Cap Index (GrandMaster flex3 TM)                                         43,416          53,736         274,962
  DWS Small Cap Index (Grandmaster TM)                                               85,726         100,895          90,588
  DWS Small Cap Index (IQ3 TM)                                                      636,145         738,758         582,407
  DWS Small Cap Index (Pinnacleplus TM)                                              45,952          78,833         142,076
  DWS Small Cap Index (IQ Advisor Standard TM)                                       24,622              83          24,544


                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

3. EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Eight contracts are currently offered by the Separate Account: GrandMaster FLEX3, IQ the SmartAnnuity ("IQ Annuity"), IQ3 the Smart Annuity ("IQ3"), IQ Advisor, AnnuiChoice, AnnuiChoice II, PinnaclePlus and ETF easyAnnuity. GrandMaster FLEX3, AnnuiChoice, AnnuiChoice II and PinnaclePlus have a deferred sales load charge. IQ Annuity, IQ3, IQ Advisor and ETF easyAnnuity have no sales load charges on their contracts. GrandMaster FLEX3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge an annual rate of 1.30% and 0.15% of net assets, AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, AnnuiChoice II charges an annual rate of 1.00% and 0.15%, PinnaclePlus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor, an integrated low-cost annuity sold by fee-based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. ETF EasyAnnuity charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. Guaranteed Minimum Accumulation Benefit ("GMAB") funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ Annuity, IQ3, ETF easyAnnuity and Annuichoice, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract). PinnaclePlus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. For GrandMaster FLEX3, an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any participation year. IQ Advisor does not have an annual administrative charge.

Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider. The charge for riders are deducted on a quarterly anniversary day.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4.  FINANCIAL HIGHLIGHTS

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2006 and 2005).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


                                                                                               INVESTMENT
                                                              UNITS     UNIT      NET ASSETS     INCOME     EXPENSE     TOTAL
                      DIVISION                         YEAR   (000s)    VALUE       (000s)     RATIO (1)     RATIO    RETURN (2)
--------------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
  Touchstone Aggressive ETF (AnnuiChoice TM)
                                                       2006       30   $  11.96   $      359        1.69%     1.00%       12.39%
                                                       2005       17      10.64          176        0.00%     1.00%        3.59%
                                                       2004        -*     10.27            2        7.53%     1.00%        2.70%
  Touchstone Aggressive ETF (GrandMaster flex3 TM)
                                                       2006      167      11.82        1,974        1.30%     1.55%       11.77%
                                                       2005      243      10.58        2,575        0.00%     1.55%        3.01%
                                                       2004        2      10.27           17        8.37%     1.55%        2.70%
  Touchstone Aggressive ETF (Grandmaster TM)
                                                       2006       30      11.87          361        1.38%     1.35%       11.99%
                                                       2005       35      10.60          373        0.00%     1.35%        3.22%
                                                       2004       11      10.27          114       11.40%     1.35%        2.70%
  Touchstone Aggressive ETF (IQ Annuity TM)
                                                       2006      328      11.85        3,887        1.41%     1.45%       11.88%
                                                       2005      332      10.59        3,514        0.00%     1.45%        3.12%
                                                       2004        -*     10.27            5        9.21%     1.45%        2.70%
  Touchstone Aggressive ETF (Pinnacleplus TM)
                                                       2006        9      11.79          106        1.64%     1.67%       11.63%
                                                       2005        7      10.56           78        0.00%     1.67%        2.89%
  Touchstone Aggressive ETF (IQ Advisor Enhanced TM)
                                                       2006        -*     12.65            4        1.49%     0.80%       12.61%
                                                       2005        -*     11.23            4        0.00%     0.80%        3.80%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

*- Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Aggressive ETF (IQ Advisor Standard TM)
                                                  2006         2    $ 12.71    $       19          1.18%       0.60%         12.84%
                                                  2005         2      11.27            25          0.00%       0.60%          4.00%
                                                  2004         2      10.83            16          1.76%       0.60%          8.30%
  Touchstone Balanced (AnnuiChoice TM)
                                                  2006       151      13.80         2,077          1.74%       1.00%          9.80%
                                                  2005       165      12.57         2,073          1.44%       1.00%          5.55%
                                                  2004       183      11.91         2,179          0.83%       1.00%          8.57%
                                                  2003       169      10.97         1,848          0.74%       1.00%         20.42%
                                                  2002       110       9.11         1,005          3.32%       1.00%        (10.07%)
  Touchstone Balanced (GrandMaster flex3 TM)
                                                  2006       102      13.47         1,370          1.94%       1.55%          9.19%
                                                  2005        91      12.33         1,127          1.46%       1.55%          4.97%
                                                  2004        86      11.75         1,012          1.24%       1.55%          7.90%
                                                  2003        27      10.89           295          1.06%       1.55%         19.80%
                                                  2002         6       9.09            50          3.66%       1.55%         (9.10%)
  Touchstone Balanced (Grandmaster TM)
                                                  2006        35      12.45           431          2.10%       1.35%          9.41%
                                                  2005        18      11.38           200          2.01%       1.35%          5.18%
                                                  2004         5      10.82            55          3.54%       1.35%          8.20%
  Touchstone Balanced (IQ Annuity TM)
                                                  2006       100      13.55         1,360          1.77%       1.45%          9.30%
                                                  2005       120      12.40         1,486          1.32%       1.45%          5.07%
                                                  2004       138      11.80         1,627          1.11%       1.45%          8.06%
                                                  2003        78      10.92           851          0.64%       1.45%         19.87%
                                                  2002        64       9.11           583          3.04%       1.45%       (10.42%)
  Touchstone Balanced (Pinnacleplus TM)
                                                  2006        39      13.50           525          2.20%       1.67%          9.06%
                                                  2005        20      12.38           244          1.36%       1.67%          4.84%
                                                  2004        20      11.80           232          1.03%       1.67%          7.76%
                                                  2003         2      10.95            18          0.00%       1.67%          9.50%
  Touchstone Baron Small Cap (AnnuiChoice TM)
                                                  2006       134      17.94         2,398          0.00%       1.00%         17.09%
                                                  2005       157      15.32         2,411          0.00%       1.00%          6.62%
                                                  2004       172      14.37         2,467          0.00%       1.00%         26.61%
                                                  2003       174      11.35         1,974          0.00%       1.00%         32.13%
                                                  2002       109       8.59           939          0.00%       1.00%        (15.03%)
  Touchstone Baron Small Cap (AnnuiChoice TM 2)
                                                  2006         1      11.29            14          0.00%       1.15%         12.93%
  Touchstone Baron Small Cap (GrandMaster flex3 TM)
                                                  2006        91      16.30         1,476          0.00%       1.55%         16.44%
                                                  2005        82      14.00         1,149          0.00%       1.55%          6.03%
                                                  2004        78      13.20         1,026          0.00%       1.55%         25.83%
                                                  2003        64      10.49           670          0.00%       1.55%         31.29%
                                                  2002        12       7.99            94          0.00%       1.55%        (20.10%)
  Touchstone Baron Small Cap (Grandmaster TM)
                                                  2006        26      14.61           387          0.00%       1.35%         16.67%
                                                  2005        34      12.52           423          0.00%       1.35%          6.24%
                                                  2004        11      11.79           128          0.00%       1.35%         17.90%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Baron Small Cap (IQ Annuity TM)
                                                  2006       195    $ 17.57    $    3,427          0.00%       1.45%         16.56%
                                                  2005       233      15.07         3,517          0.00%       1.45%          6.13%
                                                  2004       183      14.20         2,593          0.00%       1.45%         26.00%
                                                  2003       167      11.27         1,882          0.00%       1.45%         31.51%
                                                  2002       129       8.57         1,103          0.00%       1.45%        (15.40%)
  Touchstone Baron Small Cap (Pinnacleplus TM)
                                                  2006        28      17.08           486          0.00%       1.67%         16.30%
                                                  2005        27      14.69           391          0.00%       1.67%          5.90%
                                                  2004        18      13.87           249          0.00%       1.67%         25.63%
                                                  2003         2      11.04            21          0.00%       1.67%         10.40%
  Touchstone Baron Small Cap (IQ Advisor Enhanced TM)
                                                  2006         - *    15.47             6          0.00%       0.80%         17.32%
                                                  2005         - *    13.19             5          0.00%       0.80%          6.83%
                                                  2004         - *    12.34             5          0.00%       0.80%         23.40%
  Touchstone Baron Small Cap (IQ Advisor Standard TM)
                                                  2006        11      15.56           175          0.00%       0.60%         17.56%
                                                  2005         7      13.24            95          0.00%       0.60%          7.04%
                                                  2004         5      12.37            62          0.00%       0.60%         23.70%
  Touchstone Conservative ETF (AnnuiChoice TM)
                                                  2006        88      11.13           976          0.91%       1.00%          7.07%
                                                  2005        70      10.40           727          0.00%       1.00%          2.30%
                                                  2004        10      10.16           101         19.75%       1.00%          1.60%
  Touchstone Conservative ETF (GrandMaster flex3 TM)
                                                  2006       189      11.00         2,081          1.65%       1.55%          6.48%
                                                  2005        55      10.33           572          0.00%       1.55%          1.73%
                                                  2004         6      10.16            62         74.95%       1.55%          1.60%
  Touchstone Conservative ETF (Grandmaster TM)
                                                  2006        73      11.05           810          1.47%       1.35%          6.69%
                                                  2005        21      10.36           216          0.00%       1.35%          1.93%
  Touchstone Conservative ETF (IQ Annuity TM)
                                                  2006        85      11.03           939          0.84%       1.45%          6.58%
                                                  2005        80      10.34           823          0.00%       1.45%          1.83%
  Touchstone Conservative ETF (Pinnacleplus TM)
                                                  2006         3      10.97            38          1.02%       1.67%          6.35%
                                                  2005         2      10.32            24          0.00%       1.67%          1.61%
  Touchstone Conservative ETF (IQ Advisor Standard TM)
                                                  2006        11      11.58           122          0.83%       0.60%          7.50%
                                                  2005        11      10.78           114          0.00%       0.60%          2.71%
  Touchstone Core Bond (AnnuiChoice TM)
                                                  2006       142      12.06         1,708          3.99%       1.00%          3.02%
                                                  2005       166      11.71         1,940          0.00%       1.00%          0.67%
                                                  2004       184      11.63         2,136          3.68%       1.00%          2.20%
                                                  2003       224      11.38         2,549          3.30%       1.00%          2.52%
                                                  2002       245      11.10         2,717         11.76%       1.00%          6.83%
  Touchstone Core Bond (AnnuiChoice TM 2)
                                                  2006         2      10.16            20         28.27%       1.15%          1.58%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Core Bond (GrandMaster flex3 TM)
                                                  2006        53    $ 11.15    $      586          3.64%       1.55%          2.45%
                                                  2005        65      10.88           708          0.00%       1.55%          0.11%
                                                  2004        77      10.87           842          3.95%       1.55%          1.68%
                                                  2003        83      10.69           892          5.37%       1.55%          1.91%
                                                  2002        18      10.49           189         54.10%       1.55%          4.90%
  Touchstone Core Bond (Grandmaster TM)
                                                  2006         8      10.58            88          4.63%       1.35%          2.65%
                                                  2005         7      10.31            74          0.00%       1.35%          0.31%
                                                  2004         2      10.28            18         70.57%       1.35%          2.80%
  Touchstone Core Bond (IQ Annuity TM)
                                                  2006        58      11.60           675          3.08%       1.45%          2.55%
                                                  2005        86      11.31           971          0.00%       1.45%          0.21%
                                                  2004        80      11.29           905          3.27%       1.45%          1.80%
                                                  2003       103      11.09         1,137          2.13%       1.45%          2.02%
                                                  2002       135      10.87         1,470         16.97%       1.45%          6.36%
  Touchstone Core Bond (Pinnacleplus TM)
                                                  2006        37      10.37           383          4.60%       1.67%          2.32%
                                                  2005        27      10.13           269          0.00%       1.67%         (0.01%)
                                                  2004        22      10.13           219          5.10%       1.67%          1.50%
                                                  2003         3       9.98            34          0.00%       1.67%        (0.20%)
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM)
                                                  2006        83       9.64           804          0.85%       1.00%         15.62%
                                                  2005        94       8.34           784          0.09%       1.00%         (0.91%)
                                                  2004       103       8.42           871          0.72%       1.00%         13.78%
                                                  2003       203       7.40         1,504          0.15%       1.00%         30.97%
                                                  2002        50       5.65           283          0.00%       1.00%        (31.18%)
  Touchstone Eagle Capital Appreciation (AnnuiChoice TM 2)
                                                  2006         4      10.86            41          5.33%       1.15%          8.61%
  Touchstone Eagle Capital Appreciation (GrandMaster flex3 TM)
                                                  2006        25      12.71           320          0.82%       1.55%         14.98%
                                                  2005        28      11.05           312          0.07%       1.55%         (1.46%)
                                                  2004        45      11.22           506          0.95%       1.55%         13.22%
                                                  2003        48       9.91           476          0.18%       1.55%         30.22%
                                                  2002         2       7.61            19          0.00%       1.55%        (23.90%)
  Touchstone Eagle Capital Appreciation (IQ Annuity TM)
                                                  2006        30       9.48           283          0.71%       1.45%         15.10%
                                                  2005        45       8.24           373          0.08%       1.45%         (1.36%)
                                                  2004        51       8.35           423          0.59%       1.45%         13.30%
                                                  2003        77       7.37           569          0.17%       1.45%         30.21%
                                                  2002        25       5.66           140          0.00%       1.45%        (31.48%)
  Touchstone Eagle Capital Appreciation (Pinnacleplus TM)
                                                  2006         7      14.14            99          0.72%       1.67%         14.84%
                                                  2005        10      12.31           117          0.07%       1.67%         (1.58%)
                                                  2004        14      12.51           170          1.13%       1.67%         13.01%
                                                  2003         2      11.07            24          0.00%       1.67%         10.70%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Mid Cap Growth (AnnuiChoice TM)
                                                  2006       198    $ 15.90    $    3,146          0.00%       1.00%         15.02%
                                                  2005       192      13.82         2,648          4.67%       1.00%         14.15%
                                                  2004       238      12.11         2,881          1.99%       1.00%         11.00%
                                                  2003       226      10.91         2,465          0.00%       1.00%         45.66%
                                                  2002       156       7.49         1,169          4.74%       1.00%        (23.02%)
  Touchstone Mid Cap Growth (AnnuiChoice TM 2)
                                                  2006         8      10.82            85          0.00%       1.15%          8.25%
  Touchstone Mid Cap Growth (GrandMaster flex3 TM)
                                                  2006       121      15.87         1,925          0.00%       1.55%         14.38%
                                                  2005       113      13.87         1,562          4.65%       1.55%         13.51%
                                                  2004       179      12.22         2,189          2.48%       1.55%         10.29%
                                                  2003       133      11.08         1,472          0.00%       1.55%         45.03%
                                                  2002        32       7.64           241         15.16%       1.55%        (23.60%)
  Touchstone Mid Cap Growth (Grandmaster TM)
                                                  2006         7      14.01           100          0.00%       1.35%         14.61%
                                                  2005        16      12.22           191         15.22%       1.35%         13.74%
                                                  2004         3      10.74            33          5.29%       1.35%          7.40%
  Touchstone Mid Cap Growth (IQ Annuity TM)
                                                  2006        52      16.12           843          0.00%       1.45%         14.50%
                                                  2005        63      14.08           885          5.27%       1.45%         13.63%
                                                  2004        73      12.39           899          1.82%       1.45%         10.43%
                                                  2003        53      11.22           593          0.00%       1.45%         45.15%
                                                  2002        19       7.73           150          1.62%       1.45%        (23.47%)
  Touchstone Mid Cap Growth (Pinnacleplus TM)
                                                  2006        13      16.51           207          0.00%       1.67%         14.24%
                                                  2005        25      14.45           357          7.39%       1.67%         13.38%
                                                  2004        13      12.75           163          2.60%       1.67%         10.20%
                                                  2003         2      11.57            25          0.00%       1.67%         15.70%
  Touchstone Mid Cap Growth (IQ Advisor Standard TM)
                                                  2006         4      14.37            61          0.00%       0.60%         15.48%
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM)
                                                  2006        20      11.73           235          1.91%       1.00%         25.31%
                                                  2005        21       9.36           196          0.00%       1.00%         (4.02%)
                                                  2004        31       9.75           301          3.05%       1.00%          4.17%
                                                  2003        17       9.36           157          1.35%       1.00%         30.54%
                                                  2002        12       7.17            84          1.53%       1.00%        (23.48%)
  Touchstone Enhanced Dividend 30 (AnnuiChoice TM 2)
                                                  2006         2      10.97            21         15.02%       1.15%          9.67%
  Touchstone Enhanced Dividend 30 (GrandMaster flex3 TM)
                                                  2006       118      12.34         1,452          3.88%       1.55%         24.62%
                                                  2005       150       9.91         1,488          0.00%       1.55%         (4.55%)
                                                  2004       134      10.38         1,393          3.86%       1.55%          3.59%
                                                  2003        72      10.02           720          2.28%       1.55%         29.79%
                                                  2002         8       7.72            64          3.56%       1.55%        (22.80%)
  Touchstone Enhanced Dividend 30 (Grandmaster TM)
                                                  2006         2      12.65            21          3.97%       1.35%         24.87%
                                                  2005         2      10.13            21          0.00%       1.35%         (4.36%)
                                                  2004         3      10.59            30          4.36%       1.35%          5.90%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Enhanced Dividend 30 (IQ Annuity TM)
                                                  2006        28    $ 11.69    $      327          3.39%       1.45%         24.75%
                                                  2005        28       9.37           263          0.00%       1.45%         (4.46%)
                                                  2004        23       9.80           224          2.65%       1.45%          3.59%
                                                  2003        22       9.46           212          3.41%       1.45%         29.95%
                                                  2002         2       7.28            16          2.99%       1.45%        (23.77%)
  Touchstone Enhanced Dividend 30 (Pinnacleplus TM)
                                                  2006        11      13.67           151          3.85%       1.67%         24.47%
                                                  2005         5      10.98            50          0.00%       1.67%         (4.67%)
                                                  2004        11      11.52           125          3.41%       1.67%          3.41%
  Touchstone Enhanced Dividend 30 (IQ Advisor Standard TM)
                                                  2006         4      14.37            61          0.00%       0.60%         15.48%
  Touchstone Enhanced ETF (AnnuiChoice TM)
                                                  2006        20      11.73           235          1.91%       1.00%         25.31%
                                                  2005        68      11.02           748          0.00%       1.00%          4.96%
                                                  2004         - *    10.50             3          6.47%       1.00%          5.00%
  Touchstone Enhanced ETF (GrandMaster flex3 TM)
                                                  2006     1,126      12.45        14,019          0.79%       1.55%         13.60%
                                                  2005       537      10.96         5,888          0.00%       1.55%          4.38%
  Touchstone Enhanced ETF (Grandmaster TM)
                                                  2006       116      12.50         1,452          1.00%       1.35%         13.83%
                                                  2005        42      10.98           463          0.00%       1.35%          4.59%
                                                  2004         2      10.50            23          3.56%       1.35%          5.00%
  Touchstone Enhanced ETF (IQ Annuity TM)
                                                  2006       463      12.47         5,779          0.75%       1.45%         13.72%
                                                  2005       364      10.97         3,989          0.00%       1.45%          4.49%
                                                  2004         - *    10.50             1         51.06%       1.45%          5.00%
  Touchstone Enhanced ETF (Pinnacleplus TM)
                                                  2006        15      12.42           182          0.78%       1.67%         13.47%
                                                  2005        12      10.94           128          0.00%       1.67%          4.25%
  Touchstone Enhanced ETF (IQ Advisor Enhanced TM)
                                                  2006         4      13.60            48          0.72%       0.80%         14.47%
                                                  2005         4      11.88            42          0.00%       0.80%          5.17%
                                                  2004         3      11.29            36          2.01%       0.80%         12.90%
  Touchstone Enhanced ETF (IQ Advisor Standard TM)
                                                  2006        44      13.66           604          0.78%       0.60%         14.70%
                                                  2005        18      11.91           214          0.00%       0.60%          5.38%
                                                  2004        24      11.30           268          6.89%       0.60%         13.00%
  Touchstone Growth & Income (AnnuiChoice TM)
                                                  2006        17      12.80           215          2.83%       1.00%         12.54%
                                                  2005        14      11.38           164          0.02%       1.00%          0.84%
                                                  2004        27      11.28           307          1.19%       1.00%          8.99%
                                                  2003        60      10.35           620          6.60%       1.00%         31.51%
                                                  2002        35       7.87           278         11.40%       1.00%        (15.74%)
  Touchstone Growth & Income (GrandMaster flex3 TM)
                                                  2006        11      12.73           140          2.44%       1.55%         11.92%
                                                  2005        29      11.37           328          0.04%       1.55%          0.28%
                                                  2004        28      11.34           313          2.15%       1.55%          8.41%
                                                  2003        18      10.46           183          6.10%       1.55%         30.75%
                                                  2002         2       8.00            14         15.47%       1.55%        (20.00%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Growth & Income (Grandmaster TM)
                                                  2006         1    $ 12.29    $       10          2.48%       1.35%         12.15%
                                                  2005         1      10.96             9          0.01%       1.35%          0.49%
                                                  2004         7      10.91            76         40.09%       1.35%          9.10%
  Touchstone Growth & Income (IQ Annuity TM)
                                                  2006        28      12.90           362          2.17%       1.45%         12.03%
                                                  2005        41      11.51           477          0.03%       1.45%          0.38%
                                                  2004        38      11.47           436          1.90%       1.45%          8.51%
                                                  2003        37      10.57           391          5.38%       1.45%         30.98%
                                                  2002        12       8.07            93          8.44%       1.45%        (16.20%)
  Touchstone Growth & Income (Pinnacleplus TM)
                                                  2006         8      13.81           116          2.37%       1.67%         11.78%
                                                  2005        10      12.35           128          0.03%       1.67%          0.16%
                                                  2004        11      12.33           131          2.08%       1.67%          8.25%
                                                  2003         5      11.39            60          0.00%       1.67%         13.90%
  Touchstone High Yield (AnnuiChoice TM)
                                                  2006        56      14.91           832          7.25%       1.00%          6.82%
                                                  2005        61      13.96           852          0.00%       1.00%          2.24%
                                                  2004        62      13.65           852          6.64%       1.00%          8.42%
                                                  2003        74      12.59           933          4.01%       1.00%         22.71%
                                                  2002       148      10.26         1,514         21.02%       1.00%          1.89%
  Touchstone High Yield (GrandMaster flex3 TM)
                                                  2006        90      13.98         1,253          7.49%       1.55%          6.23%
                                                  2005       103      13.16         1,358          0.00%       1.55%          1.67%
                                                  2004       116      12.94         1,498          6.86%       1.55%          7.83%
                                                  2003       167      12.00         2,005         10.16%       1.55%         22.08%
                                                  2002        29       9.83           282         66.85%       1.55%         (1.70%)
  Touchstone High Yield (Grandmaster TM)
                                                  2006        51      11.57           593          9.43%       1.35%          6.45%
                                                  2005        83      10.87           901          0.00%       1.35%          1.88%
                                                  2004        91      10.67           971         38.77%       1.35%          6.70%
  Touchstone High Yield (IQ Annuity TM)
                                                  2006        61      14.40           874          6.79%       1.45%          6.34%
                                                  2005        86      13.54         1,166          0.00%       1.45%          1.78%
                                                  2004       130      13.30         1,727          6.14%       1.45%          7.95%
                                                  2003       133      12.32         1,634          3.86%       1.45%         22.22%
                                                  2002       106      10.08         1,072         18.68%       1.45%          1.31%
  Touchstone High Yield (Pinnacleplus TM)
                                                  2006        27      12.25           335          7.97%       1.67%          6.10%
                                                  2005        26      11.55           302          0.00%       1.67%          1.55%
                                                  2004        27      11.37           309          8.47%       1.67%          7.77%
                                                  2003        16      10.55           174          0.00%       1.67%          5.50%
  Touchstone High Yield (IQ Advisor Standard TM)
                                                  2006        57      11.76           670         14.52%       0.60%          7.25%
  Touchstone Moderate ETF  (AnnuiChoice TM)
                                                  2006       318      11.59         3,691          1.09%       1.00%          9.87%
                                                  2005       235      10.55         2,482          0.00%       1.00%          2.89%
                                                  2004        22      10.26           230          4.95%       1.00%          2.60%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Moderate ETF (GrandMaster flex3 TM)
                                                  2006       532    $ 11.46    $    6,094          1.68%       1.55%          9.26%
                                                  2005       245      10.49         2,571          0.00%       1.55%          2.32%
                                                  2004        38      10.25           385          9.54%       1.55%          2.50%
  Touchstone Moderate ETF (Grandmaster TM)
                                                  2006        66      11.51           761          1.20%       1.35%          9.48%
                                                  2005        58      10.51           607          0.00%       1.35%          2.53%
                                                  2004         5      10.25            49         11.30%       1.35%          2.50%
  Touchstone Moderate ETF (IQ Annuity TM)
                                                  2006       224      11.48         2,567          1.08%       1.45%          9.37%
                                                  2005       188      10.50         1,975          0.00%       1.45%          2.43%
                                                  2004         8      10.25            82          6.55%       1.45%          2.50%
  Touchstone Moderate ETF (Pinnacleplus TM)
                                                  2006        23      11.43           260          1.05%       1.67%          9.13%
                                                  2005        22      10.47           233          0.00%       1.67%          2.20%
  Touchstone Moderate ETF (IQ Advisor Enhanced TM)
                                                  2006         4      12.16            49          0.83%       0.80%         10.09%
                                                  2005         6      11.04            63          0.00%       0.80%          3.10%
                                                  2004         1      10.71            13          3.54%       0.80%          7.10%
  Touchstone Moderate ETF (IQ Advisor Standard TM)
                                                  2006        10      12.22           118          1.04%       0.60%         10.31%
                                                  2005        10      11.08           105          0.00%       0.60%          3.31%
                                                  2004         7      10.72            77          2.33%       0.60%          7.20%
  Touchstone Money Market (AnnuiChoice TM)
                                                  2006         7      10.82            72          4.79%       1.00%          3.89%
                                                  2005        16      10.41           164          3.12%       1.00%          2.13%
                                                  2004        16      10.19           167          1.33%       1.00%          0.30%
                                                  2003        18      10.16           182          1.03%       1.00%          0.00%
                                                  2002        51      10.16           522          1.51%       1.00%          0.59%
  Touchstone Money Market (Grandmaster TM)
                                                  2006       568      10.50         5,963          4.83%       1.35%          3.52%
                                                  2005       638      10.14         6,468          3.06%       1.35%          1.77%
                                                  2004       792       9.97         7,897          1.30%       1.35%          0.00%
                                                  2003     1,227       9.97        12,230          0.00%       1.35%         (0.30%)
  Touchstone Money Market (IQ Annuity TM)
                                                  2006        43      10.52           453          4.89%       1.45%          3.42%
                                                  2005        82      10.17           839          3.18%       1.45%          1.67%
                                                  2004       103      10.01         1,035          1.24%       1.45%         (0.10%)
                                                  2003       379      10.02         3,795          0.00%       1.45%          0.20%
  Touchstone Money Market (IQ Annuity TM)
                                                  2006        13      10.52           136          4.83%       1.45%          3.42%
                                                  2005        19      10.17           193          3.08%       1.45%          1.67%
                                                  2004        24      10.01           241          1.33%       1.45%         (0.10%)
                                                  2003        33      10.02           334          0.98%       1.45%         (0.40%)
                                                  2002       102      10.06         1,025          1.58%       1.45%          0.10%
  Touchstone Third Avenue Value (AnnuiChoice TM)
                                                  2006       406      20.42         8,302          1.11%       1.00%         14.72%
                                                  2005       439      17.80         7,808          0.85%       1.00%         16.24%
                                                  2004       461      15.32         7,057          0.26%       1.00%         24.65%
                                                  2003       456      12.29         5,603          0.32%       1.00%         38.87%
                                                  2002       374       8.85         3,308          1.79%       1.00%        (18.28%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Third Avenue Value (AnnuiChoice TM 2)
                                                  2006         4    $ 10.95    $       41          5.52%       1.15%          9.49%
  Touchstone Third Avenue Value (GrandMaster flex3 TM)
                                                  2006       327      17.20         5,630          1.26%       1.55%         14.09%
                                                  2005       347      15.07         5,228          1.10%       1.55%         15.60%
                                                  2004       266      13.04         3,470          0.36%       1.55%         23.95%
                                                  2003       153      10.52         1,609          0.23%       1.55%         38.06%
                                                  2002        24       7.62           184          1.23%       1.55%        (23.80%)
  Touchstone Third Avenue Value (Grandmaster TM)
                                                  2006       123      16.10         1,984          1.03%       1.35%         14.32%
                                                  2005       121      14.09         1,708          1.48%       1.35%         15.83%
                                                  2004        23      12.16           276          1.00%       1.35%         21.60%
  Touchstone Third Avenue Value (IQ Annuity TM)
                                                  2006       442      18.21         8,050          0.98%       1.45%         14.20%
                                                  2005       572      15.95         9,120          0.91%       1.45%         15.71%
                                                  2004       518      13.78         7,139          0.26%       1.45%         24.03%
                                                  2003       543      11.11         6,033          0.32%       1.45%         38.18%
                                                  2002       456       8.04         3,663          2.02%       1.45%        (18.71%)
  Touchstone Third Avenue Value (Pinnacleplus TM)
                                                  2006        83      19.50         1,618          1.14%       1.67%         13.95%
                                                  2005        80      17.11         1,368          1.01%       1.67%         15.46%
                                                  2004        51      14.82           761          0.37%       1.67%         23.81%
                                                  2003         6      11.97            77          0.00%       1.67%         19.70%
  Touchstone Third Avenue Value (IQ Advisor Standard TM)
                                                  2006        10      16.01           163          1.20%       0.60%         15.18%
                                                  2005         8      13.90           111          0.94%       0.60%         16.71%
                                                  2004         5      11.91            61          1.57%       0.60%         19.10%
  Touchstone Value Plus (AnnuiChoice TM)
                                                  2006        96      11.85         1,142          0.84%       1.00%         18.53%
                                                  2005       111      10.00         1,106          0.00%       1.00%          1.15%
                                                  2004       127       9.88         1,250          0.70%       1.00%          9.41%
                                                  2003       169       9.03         1,523          0.97%       1.00%         28.45%
                                                  2002        29       7.03           201          1.51%       1.00%        (27.45%)
  Touchstone Value Plus (AnnuiChoice TM 2)
                                                  2006         2      11.10            21          5.19%       1.15%         10.98%
  Touchstone Value Plus (GrandMaster flex3 TM)
                                                  2006        13      12.51           161          0.77%       1.55%         17.87%
                                                  2005        17      10.61           179          0.00%       1.55%          0.59%
                                                  2004        27      10.55           286          0.60%       1.55%          8.76%
                                                  2003        43       9.70           421          1.07%       1.55%         27.80%
                                                  2002         - *     7.59            --          0.00%       1.55%        (24.10%)
  Touchstone Value Plus (Grandmaster TM)
                                                  2006         6      12.99            79          0.84%       1.35%         18.11%
                                                  2005         7      10.99            78          0.00%       1.35%          0.79%
                                                  2004         9      10.91            93          1.78%       1.35%          9.10%
  Touchstone Value Plus (IQ Annuity TM)
                                                  2006       229      11.56         2,652          1.47%       1.45%         17.99%
                                                  2005        95       9.80           935          0.00%       1.45%          0.69%
                                                  2004        84       9.73           820          0.75%       1.45%          8.96%
                                                  2003        92       8.93           825          0.81%       1.45%         27.75%
                                                  2002         5       6.99            35          0.98%       1.45%        (27.71%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Touchstone Value Plus (Pinnacleplus TM)
                                                  2006         3    $ 14.25    $       50          1.39%       1.67%         17.73%
                                                  2005         2      12.10            22          0.00%       1.67%          0.47%
                                                  2004         2      12.05            22          1.45%       1.67%          8.75%
                                                  2003         -*     11.08             3          0.00%       1.67%         10.80%
NON--AFFILIATED:
  JP Morgan Bond (AnnuiChoice TM)
                                                  2006        83      11.79           978          4.02%       1.00%          3.10%
                                                  2005        78      11.43           893          4.95%       1.00%          1.79%
                                                  2004        57      11.23           644          3.97%       1.00%          3.22%
                                                  2003       114      10.88         1,243          4.90%       1.00%          2.74%
                                                  2002        62      10.59           656          0.00%       1.00%          5.90%
  JP Morgan Bond (GrandMaster flex3 TM)
                                                  2006       165      11.52         1,897          4.12%       1.55%          2.53%
                                                  2005       173      11.24         1,938          4.21%       1.55%          1.22%
                                                  2004       142      11.10         1,581          5.33%       1.55%          2.68%
                                                  2003       141      10.81         1,523          3.93%       1.55%          2.08%
                                                  2002        33      10.59           348          0.00%       1.55%          5.90%
  JP Morgan Bond (Grandmaster TM)
                                                  2006        29      10.80           318          3.06%       1.35%          2.74%
                                                  2005        31      10.51           321          3.25%       1.35%          1.43%
                                                  2004         8      10.36            88          0.00%       1.35%          3.60%
  JP Morgan Bond (IQ3 TM)
                                                  2006       123      11.57         1,426          3.96%       1.45%          2.63%
                                                  2005       119      11.27         1,338          5.32%       1.45%          1.32%
                                                  2004       135      11.12         1,503          4.29%       1.45%          2.77%
                                                  2003       186      10.82         2,018          3.01%       1.45%          2.17%
                                                  2002       122      10.59         1,291          0.00%       1.45%          5.90%
  JP Morgan Bond (Pinnacleplus TM)
                                                  2006        37      10.55           387          4.08%       1.67%          2.41%
                                                  2005        36      10.30           370          4.68%       1.67%          1.10%
                                                  2004        27      10.19           272          4.14%       1.67%          2.52%
                                                  2003         2       9.94            20          0.00%       1.67%         (0.60%)
  JP Morgan International Equity (AnnuiChoice TM)
                                                  2006        22      16.54           365          0.96%       1.00%         20.82%
                                                  2005        20      13.69           277          0.48%       1.00%          9.59%
                                                  2004         8      12.49           102          0.45%       1.00%         17.17%
                                                  2003         2      10.66            23          0.11%       1.00%         31.12%
                                                  2002         - *     8.13             - *        0.00%       1.00%        (18.70%)
  JP Morgan International Equity (AnnuiChoice TM 2)
                                                  2006         3      10.74            29          0.00%       1.15%          7.42%
  JP Morgan International Equity (GrandMaster flex3 TM)
                                                  2006        29      15.58           447          1.06%       1.55%         20.15%
                                                  2005         8      12.96           104          0.77%       1.55%          8.98%
                                                  2004        18      11.89           210          0.50%       1.55%         16.45%
                                                  2003        17      10.21           174          1.12%       1.55%         30.40%
                                                  2002         1       7.83             5          0.00%       1.55%        (21.70%)
  JP Morgan International Equity (Grandmaster TM)
                                                  2006        26      15.35           392          0.99%       1.35%         20.40%
                                                  2005         8      12.75            96          1.27%       1.35%          9.20%
                                                  2004         5      11.67            58          0.00%       1.35%         16.70%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  JP Morgan International Equity (IQ3 TM)
                                                  2006        27    $ 15.94    $      436          1.16%       1.45%         20.28%
                                                  2005        29      13.25           378          0.78%       1.45%          9.09%
                                                  2004        29      12.15           352          0.51%       1.45%         16.71%
                                                  2003        21      10.41           217          0.25%       1.45%         30.45%
                                                  2002        19       7.98           149          0.00%       1.45%        (20.20%)
  JP Morgan International Equity (Pinnacleplus TM)
                                                  2006        26      18.09           468          0.95%       1.67%         20.01%
                                                  2005        18      15.08           270          0.06%       1.67%          8.85%
                                                  2004         1      13.85            14          0.63%       1.67%         16.39%
                                                  2003         - *    11.90             1          0.00%       1.67%         19.00%
  JP Morgan International Equity (IQ Advisor Standard TM
                                                  2006         4      15.37            57          0.00%       0.60%         21.31%
  JP Morgan Mid Cap Value (AnnuiChoice TM)
                                                  2006        37      17.73           658          1.93%       1.00%         15.68%
                                                  2005        49      15.33           755          0.85%       1.00%          8.12%
                                                  2004        38      14.18           545          0.90%       1.00%         19.86%
                                                  2003        29      11.83           341          0.33%       1.00%         28.31%
                                                  2002         5       9.22            42          0.00%       1.00%         (7.80%)
  JP Morgan Mid Cap Value (GrandMaster flex3 TM)
                                                  2006        80      17.11         1,366          1.72%       1.55%         15.04%
                                                  2005        82      14.87         1,223          0.81%       1.55%          7.53%
                                                  2004        53      13.83           729          0.67%       1.55%         19.12%
                                                  2003        43      11.61           494          0.17%       1.55%         27.72%
                                                  2002         5       9.09            45          0.00%       1.55%         (9.10%)
  JP Morgan Mid Cap Value (Grandmaster TM)
                                                  2006        15      14.28           208          2.28%       1.35%         15.27%
                                                  2005        24      12.39           292          0.52%       1.35%          7.74%
                                                  2004        17      11.50           201          0.00%       1.35%         15.00%
  JP Morgan Mid Cap Value (IQ3 TM)
                                                  2006        26      17.37           447          2.08%       1.45%         15.15%
                                                  2005        49      15.08           735          0.65%       1.45%          7.63%
                                                  2004       125      14.01         1,750          1.05%       1.45%         19.23%
                                                  2003        57      11.75           667          0.25%       1.45%         27.72%
                                                  2002        18       9.20           163          0.00%       1.45%         (8.00%)
  JP Morgan Mid Cap Value (Pinnacleplus TM)
                                                  2006        26      16.42           422          1.84%       1.67%         14.90%
                                                  2005        39      14.29           554          0.83%       1.67%          7.40%
                                                  2004        22      13.31           296          0.62%       1.67%         19.05%
                                                  2003        10      11.18           109          0.00%       1.67%         11.80%
NON--AFFILIATED INITIAL CLASS:
  Fidelity VIP Equity--Income (Grandmaster TM)
                                                  2006       499      57.94        28,918          4.79%       1.35%         18.58%
                                                  2005       702      48.86        34,308          2.21%       1.35%          4.44%
                                                  2004       883      46.78        41,289          1.65%       1.35%         10.02%
                                                  2003     1,099      42.52        46,746          1.87%       1.35%         28.58%
                                                  2002     1,265      33.07        41,825          2.12%       1.35%        (18.08%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED (CONTINUED):
  Fidelity VIP Growth (Grandmaster TM)
                                                  2006       301    $ 55.86    $   16,805          0.43%       1.35%          5.41%
                                                  2005       406      52.99        21,500          0.54%       1.35%          4.38%
                                                  2004       531      50.77        26,957          0.28%       1.35%          1.99%
                                                  2003       688      49.78        34,226          0.28%       1.35%         31.03%
                                                  2002       779      37.99        29,611          0.30%       1.35%        (31.04%)
  Fidelity VIP High Income (Grandmaster TM)
                                                  2006       268      17.84         4,775          6.83%       1.35%          9.74%
                                                  2005       455      16.26         7,395         16.92%       1.35%          1.32%
                                                  2004       615      16.05         9,873          8.60%       1.35%          8.15%
                                                  2003       974      14.84        14,455          6.02%       1.35%         25.55%
                                                  2002       865      11.82        10,225         10.52%       1.35%          2.07%
  Fidelity VIP II Asset Manager (Grandmaster TM)
                                                  2006       379      34.05        12,892          2.94%       1.35%          5.87%
                                                  2005       493      32.17        15,860          2.93%       1.35%          2.64%
                                                  2004       618      31.34        19,362          2.52%       1.35%          4.05%
                                                  2003       615      30.12        18,515          3.88%       1.35%         16.38%
                                                  2002       751      25.88        19,437          4.37%       1.35%         (9.95%)
  Fidelity VIP II Contrafund (Grandmaster TM)
                                                  2006       714      40.69        29,048          1.26%       1.35%         10.21%
                                                  2005       783      36.92        28,895          0.33%       1.35%         15.36%
                                                  2004       928      32.01        29,710          0.36%       1.35%         13.91%
                                                  2003     1,109      28.10        31,160          0.48%       1.35%         26.75%
                                                  2002     1,282      22.17        28,422          0.92%       1.35%        (10.57%)
  Fidelity VIP II Index 500 (Grandmaster TM)
                                                  2006       391      32.91        12,857          1.93%       1.35%         14.17%
                                                  2005       544      28.82        15,684          1.99%       1.35%          3.41%
                                                  2004       762      27.87        21,242          1.43%       1.35%          9.12%
                                                  2003       991      25.54        25,304          1.54%       1.35%         26.69%
                                                  2002     1,130      20.16        22,776          1.63%       1.35%        (23.32%)
  Fidelity VIP II Index 500 (IQ Annuity TM)
                                                  2006        92      10.91         1,008          1.86%       1.45%         14.06%
                                                  2005       116       9.57         1,105          1.96%       1.45%          3.31%
                                                  2004       150       9.26         1,391          1.53%       1.45%          8.94%
                                                  2003       230       8.50         1,956          1.52%       1.45%         26.68%
                                                  2002       274       6.71         1,840          1.53%       1.45%        (23.40%)
  Fidelity VIP II Investment Grade Bond (Grandmaster TM)
                                                  2006       274      29.64         8,107          4.25%       1.35%          2.95%
                                                  2005       346      28.79         9,956          4.58%       1.35%          0.82%
                                                  2004       424      28.55        12,110          6.55%       1.35%          3.03%
                                                  2003       662      27.71        18,341          5.96%       1.35%          3.78%
                                                  2002     1,010      26.70        26,964          3.59%       1.35%          8.85%
  Fidelity VIP II Investment Grade Bond (IQ Annuity TM)
                                                  2006        98      14.07         1,384          4.26%       1.45%          2.84%
                                                  2005       119      13.68         1,622          4.59%       1.45%          0.71%
                                                  2004       133      13.58         1,804          6.70%       1.45%          2.96%
                                                  2003       185      13.19         2,443          5.50%       1.45%          3.61%
                                                  2002       252      12.73         3,213          3.69%       1.45%          8.80%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED INITIAL CLASS (CONTINUED):
  Fidelity VIP III Balanced (Grandmaster TM)
                                                  2006       122    $ 15.55    $    1,896          2.17%       1.35%         10.20%
                                                  2005       163      14.11         2,303          2.94%       1.35%          4.34%
                                                  2004       199      13.52         2,697          2.11%       1.35%          4.00%
                                                  2003       243      13.00         3,156          2.88%       1.35%         16.18%
                                                  2002       272      11.19         3,041          3.46%       1.35%         (9.98%)
  Fidelity VIP III Growth & Income (Grandmaster TM)
                                                  2006       243      17.74         4,312          1.42%       1.35%         11.66%
                                                  2005       589      15.88         9,349          1.62%       1.35%          6.19%
                                                  2004       748      14.96        11,197          0.97%       1.35%          4.40%
                                                  2003       564      14.33         8,075          1.20%       1.35%         22.06%
                                                  2002       612      11.74         7,189          1.56%       1.35%        (17.73%)
  Fidelity VIP III Growth Opportunities (Grandmaster TM)
                                                  2006       132      12.13         1,604          0.81%       1.35%          4.04%
                                                  2005       210      11.66         2,449          1.04%       1.35%          7.43%
                                                  2004       298      10.85         3,235          0.58%       1.35%          5.75%
                                                  2003       377      10.26         3,869          0.82%       1.35%         28.09%
                                                  2002       459       8.01         3,679          1.26%       1.35%        (22.91%)
  Fidelity VIP Overseas (Grandmaster TM)
                                                  2006       278      32.78         9,111          1.62%       1.35%         16.49%
                                                  2005       355      28.14         9,987          1.28%       1.35%         17.45%
                                                  2004       437      23.96        10,467          1.19%       1.35%         12.07%
                                                  2003       517      21.38        11,058          0.88%       1.35%         41.50%
                                                  2002       646      15.11         9,759          0.86%       1.35%        (21.38%)
AFFILIATED SERVICE CLASS:
  Touchstone Aggressive ETF (Annuichoice TM
                                                  2006        21      10.92           225          4.44%       1.00%          9.18%
  Touchstone Aggressive ETF (Annuichoice (TM) 2)
                                                  2006         1      10.72            15         10.74%       1.15%          7.21%
  Touchstone Conservative ETF (Annuichoice TM
                                                  2006        14      10.60           151          2.95%       1.00%          6.01%
  Touchstone Conservative ETF  (Annuichoice (TM) 2)
                                                  2006         - *    10.43             5         21.32%       1.15%          4.33%
  Touchstone Enhanced ETF  (Annuichoice TM
                                                  2006        16      11.05           176          2.77%       1.00%         10.47%
  Touchstone Enhanced ETF  (Annuichoice (TM) 2)
                                                  2006         - *    10.85             2         18.62%       1.15%          8.51%
  Touchstone GMAB Moderate ETF  (Annuichoice TM
                                                  2006         3      10.72            36          3.25%       1.00%          7.16%
  Touchstone Moderate ETF  (Annuichoice TM
                                                  2006        30      10.74           323          3.28%       1.00%          7.43%
  Touchstone Moderate ETF  (Annuichoice TM 2)
                                                  2006         1      10.57            13          5.59%       1.15%          5.72%
  Touchstone Money Market (AnnuiChoice TM)
                                                  2006       530      10.54         5,586          4.60%       1.00%          3.62%
                                                  2005       439      10.17         4,467          2.91%       1.00%          1.87%
                                                  2004       443       9.99         4,422          1.09%       1.00%          0.10%
                                                  2003       469       9.98         4,681          0.00%       1.00%         (0.20%)
  Touchstone Money Market (AnnuiChoice TM 2)
                                                  2006        14      10.13           141          5.10%       1.15%          1.28%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED SERVICE CLASS (CONTINUED):
  Touchstone Money Market (GrandMaster flex3 TM)
                                                  2006       182    $ 10.34    $    1,878          4.60%       1.55%          3.05%
                                                  2005       162      10.04         1,628          2.78%       1.55%          1.31%
                                                  2004       113       9.91         1,120          0.98%       1.55%         (0.50%)
                                                  2003       144       9.96         1,434          0.00%       1.55%         (0.40%)
  Touchstone Money Market (IQ Annuity TM)
                                                  2006       581      10.38         6,030          4.56%       1.45%          3.15%
                                                  2005       980      10.06         9,862          2.88%       1.45%          1.41%
                                                  2004       602       9.92         5,970          1.06%       1.45%         (0.40%)
                                                  2003       765       9.96         7,620          0.00%       1.45%         (0.40%)
  Touchstone Money Market (Pinnacleplus TM)
                                                  2006        32      10.30           330          4.61%       1.67%          2.92%
                                                  2005        25      10.01           247          2.99%       1.67%          1.18%
                                                  2004        15       9.89           152          1.08%       1.67%         (0.60%)
                                                  2003        27       9.95           264          0.00%       1.67%         (0.50%)
  Touchstone Money Market (IQ Advisor Standard TM)
                                                  2006        25      10.69           267          4.75%       0.60%          4.04%
                                                  2005         6      10.28            61          3.23%       0.60%          2.28%
NON--AFFILIATED SERVICE CLASS:
  Fidelity VIP Equity--Income (IQ Annuity TM)
                                                  2006        89      13.83         1,228          4.58%       1.45%         18.34%
                                                  2005       102      11.68         1,186          2.28%       1.45%          4.23%
                                                  2004       154      11.21         1,732          1.49%       1.45%          9.79%
                                                  2003       175      10.21         1,784          1.98%       1.45%         28.27%
                                                  2002       226       7.96         1,801          1.68%       1.45%        (18.19%)
  Fidelity VIP Growth (IQ Annuity TM)
                                                  2006        81       9.09           732          0.30%       1.45%          5.19%
                                                  2005       112       8.64           966          0.51%       1.45%          4.15%
                                                  2004       257       8.30         2,133          0.19%       1.45%          1.84%
                                                  2003       320       8.15         2,606          0.20%       1.45%         30.82%
                                                  2002       296       6.23         1,843          0.15%       1.45%        (31.24%)
  Fidelity VIP High Income (IQ Annuity TM)
                                                  2006        64      10.10           650          5.90%       1.45%          9.57%
                                                  2005       150       9.22         1,379         16.05%       1.45%          1.04%
                                                  2004       254       9.12         2,319         16.00%       1.45%          7.80%
                                                  2003       608       8.46         5,143          7.79%       1.45%         25.15%
                                                  2002       485       6.76         3,280          7.97%       1.45%          2.11%
  Fidelity VIP II Asset Manager (IQ Annuity TM)
                                                  2006        22      10.88           234          3.13%       1.45%          5.69%
                                                  2005        34      10.29           348          2.67%       1.45%          2.43%
                                                  2004        31      10.05           312          2.86%       1.45%          3.82%
                                                  2003        36       9.68           344          3.34%       1.45%         16.21%
                                                  2002        41       8.33           345          4.20%       1.45%        (10.14%)
  Fidelity VIP II Contrafund (IQ Annuity TM)
                                                  2006       154      15.08         2,323          1.26%       1.45%          9.98%
                                                  2005       214      13.71         2,941          0.25%       1.45%         15.16%
                                                  2004       208      11.91         2,478          0.29%       1.45%         13.65%
                                                  2003       251      10.48         2,628          0.40%       1.45%         26.57%
                                                  2002       286       8.28         2,367          0.73%       1.45%        (10.78%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS (CONTINUED):
  Fidelity VIP III Balanced (IQ Annuity TM)
                                                  2006        14    $ 11.40    $      158          2.32%       1.45%         10.03%
                                                  2005        22      10.36           223          3.40%       1.45%          4.08%
                                                  2004        36       9.95           363          2.13%       1.45%          3.86%
                                                  2003        47       9.58           449          3.35%       1.45%         15.84%
                                                  2002        66       8.27           547          2.99%       1.45%        (10.11%)
  Fidelity VIP III Growth & Income (IQ Annuity TM)
                                                  2006        26      11.05           284          1.00%       1.45%         11.38%
                                                  2005        42       9.92           418          2.09%       1.45%          5.97%
                                                  2004        82       9.36           763          0.97%       1.45%          4.12%
                                                  2003       103       8.99           923          1.13%       1.45%         21.82%
                                                  2002       120       7.38           886          1.58%       1.45%        (17.82%)
  Fidelity VIP III Growth Opportunities (IQ Annuity TM)
                                                  2006        13       7.95           104          0.70%       1.45%          3.78%
                                                  2005        24       7.66           187          0.88%       1.45%          7.29%
                                                  2004        32       7.14           230          0.54%       1.45%          5.62%
                                                  2003        43       6.76           291          0.61%       1.45%         27.79%
                                                  2002        44       5.29           235          0.96%       1.45%        (23.11%)
  Fidelity VIP III Mid Cap (Grandmaster TM)
                                                  2006       265      31.89         8,461          0.99%       1.35%         11.08%
                                                  2005       200      28.71         5,743          0.00%       1.35%         16.62%
                                                  2004       276      24.62         6,807          0.00%       1.35%         23.10%
                                                  2003       474      20.00         9,478          0.31%       1.35%         36.61%
                                                  2002       458      14.64         6,704          0.68%       1.35%        (11.06%)
  Fidelity VIP III Mid Cap (IQ Annuity TM)
                                                  2006        64      33.30         2,140          1.49%       1.45%         10.96%
                                                  2005        88      30.01         2,649          0.00%       1.45%         16.51%
                                                  2004       111      25.75         2,870          0.00%       1.45%         22.91%
                                                  2003       131      20.95         2,751          0.31%       1.45%         36.57%
                                                  2002       131      15.34         2,006          0.88%       1.45%        (11.23%)
  Fidelity VIP Overseas (IQ Annuity TM)
                                                  2006        16      14.26           229          1.44%       1.45%         16.24%
                                                  2005        21      12.26           257          1.15%       1.45%         17.25%
                                                  2004        30      10.46           315          1.38%       1.45%         11.87%
                                                  2003        46       9.35           429          0.41%       1.45%         41.03%
                                                  2002        21       6.63           141          0.37%       1.45%        (21.45%)
  MFS Capital Opportunities (AnnuiChoice TM)
                                                  2006        41       8.08           328          0.20%       1.00%         12.37%
                                                  2005        70       7.19           502          0.53%       1.00%          0.46%
                                                  2004        82       7.16           586          0.08%       1.00%         11.01%
                                                  2003        28       6.45           178          0.00%       1.00%         25.98%
                                                  2002        38       5.12           194          0.00%       1.00%        (30.62%)
  MFS Capital Opportunities (AnnuiChoice TM 2)
                                                  2006         2      10.96            20          0.00%       1.15%          9.58%
  MFS Capital Opportunities (GrandMaster flex3 TM)
                                                  2006        28      11.58           324          0.16%       1.55%         11.75%
                                                  2005        38      10.36           390          0.57%       1.55%         (0.09%)
                                                  2004        39      10.37           400          0.17%       1.55%         10.32%
                                                  2003        29       9.40           268          0.00%       1.55%         25.17%
                                                  2002         5       7.51            41          0.00%       1.55%        (24.90%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Capital Opportunities (Grandmaster TM)
                                                  2006        13    $  8.62    $      111          0.18%       1.35%         11.98%
                                                  2005        31       7.69           240          0.64%       1.35%          0.11%
                                                  2004        76       7.69           585          0.19%       1.35%         10.65%
                                                  2003        81       6.95           564          0.00%       1.35%         25.45%
                                                  2002       118       5.54           655          0.00%       1.35%        (30.84%)
  MFS Capital Opportunities (IQ Annuity TM)
                                                  2006        66       7.76           512          0.18%       1.45%         11.86%
                                                  2005        90       6.94           626          0.61%       1.45%          0.01%
                                                  2004       166       6.94         1,154          0.16%       1.45%         10.51%
                                                  2003       167       6.28         1,049          0.00%       1.45%         25.35%
                                                  2002       262       5.01         1,312          0.00%       1.45%        (30.90%)
  MFS Capital Opportunities (Pinnacleplus TM)
                                                  2006         4      13.27            55          0.18%       1.67%         11.61%
                                                  2005         6      11.89            70          0.62%       1.67%         (0.21%)
                                                  2004         9      11.91           101          0.21%       1.67%         10.18%
                                                  2003         1      10.81            16          0.00%       1.67%          8.10%
  MFS Emerging Growth (AnnuiChoice TM)
                                                  2006        18       7.62           136          0.00%       1.00%          6.54%
                                                  2005        49       7.15           351          0.00%       1.00%          7.84%
                                                  2004        33       6.63           220          0.00%       1.00%         11.62%
                                                  2003        56       5.94           335          0.00%       1.00%         28.57%
                                                  2002        66       4.62           307          0.00%       1.00%        (34.47%)
  MFS Emerging Growth (AnnuiChoice TM 2)
                                                  2006         - *    10.98             1          0.00%       1.15%          9.82%
  MFS Emerging Growth (GrandMaster flex3 TM)
                                                  2006         5      12.16            63          0.00%       1.55%          5.95%
                                                  2005         5      11.48            61          0.00%       1.55%          7.24%
                                                  2004         6      10.70            63          0.00%       1.55%         11.00%
                                                  2003        13       9.64           130          0.00%       1.55%         27.85%
                                                  2002         - *     7.54            --          0.00%       1.55%        (24.60%)
  MFS Emerging Growth (Grandmaster TM)
                                                  2006        12       8.43            99          0.00%       1.35%          6.16%
                                                  2005        14       7.94           111          0.00%       1.35%          7.46%
                                                  2004        22       7.39           165          0.00%       1.35%         11.13%
                                                  2003        15       6.65            97          0.00%       1.35%         28.13%
                                                  2002         9       5.19            45          0.00%       1.35%        (34.72%)
  MFS Emerging Growth (IQ Annuity TM)
                                                  2006        71       6.22           444          0.00%       1.45%          6.06%
                                                  2005        91       5.86           533          0.00%       1.45%          7.35%
                                                  2004       151       5.46           823          0.00%       1.45%         11.20%
                                                  2003       219       4.91         1,074          0.00%       1.45%         27.86%
                                                  2002       139       3.84           533          0.00%       1.45%        (34.80%)
  MFS Emerging Growth (Pinnacleplus TM)
                                                  2006         - *    13.34             7          0.00%       1.67%          5.82%
                                                  2005         1      12.61            10          0.00%       1.67%          7.11%
                                                  2004         1      11.77            15          0.00%       1.67%         10.83%
                                                  2003         1      10.62             7          0.00%       1.67%          6.20%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Investors Growth Stock (AnnuiChoice TM)
                                                  2006        55    $  9.30    $      515          0.00%       1.00%          6.24%
                                                  2005        89       8.76           776          0.15%       1.00%          3.19%
                                                  2004       111       8.49           939          0.00%       1.00%          8.02%
                                                  2003        73       7.86           571          0.00%       1.00%         21.30%
                                                  2002        40       6.48           262          0.00%       1.00%        (28.40%)
  MFS Investors Growth Stock (GrandMaster flex3 TM)
                                                  2006        55      11.01           600          0.00%       1.55%          5.65%
                                                  2005        47      10.42           489          0.15%       1.55%          2.62%
                                                  2004        61      10.15           615          0.00%       1.55%          7.29%
                                                  2003        52       9.46           488          0.00%       1.55%         20.66%
                                                  2002        23       7.84           182          0.00%       1.55%        (21.60%)
  MFS Investors Growth Stock (Grandmaster TM)
                                                  2006         7       8.55            61          0.00%       1.35%          5.86%
                                                  2005        14       8.08           116          0.13%       1.35%          2.82%
                                                  2004        15       7.86           120          0.00%       1.35%          7.52%
                                                  2003        11       7.31            79          0.00%       1.35%         21.03%
                                                  2002        37       6.04           222          0.00%       1.35%        (28.69%)
  MFS Investors Growth Stock (IQ Annuity TM)
                                                  2006        24       7.19           169          0.00%       1.45%          5.75%
                                                  2005        53       6.80           364          0.16%       1.45%          2.72%
                                                  2004        77       6.62           512          0.00%       1.45%          7.47%
                                                  2003       205       6.16         1,264          0.00%       1.45%         20.78%
                                                  2002        90       5.10           460          0.00%       1.45%        (28.77%)
  MFS Investors Growth Stock (Pinnacleplus TM)
                                                  2006        15      12.02           186          0.00%       1.67%          5.52%
                                                  2005        14      11.39           158          0.15%       1.67%          2.49%
                                                  2004        14      11.11           156          0.00%       1.67%          7.14%
                                                  2003        56       7.89           439          0.46%       1.67%         20.64%
                                                  2002        61       6.54           398          0.44%       1.67%        (21.96%)
  MFS Mid Cap Growth (AnnuiChoice TM)
                                                  2006        75       6.79           512          0.00%       1.00%          1.28%
                                                  2005       114       6.71           766          0.00%       1.00%          1.83%
                                                  2004       169       6.58         1,112          0.00%       1.00%         13.06%
                                                  2003       318       5.82         1,851          0.00%       1.00%         35.35%
                                                  2002       115       4.30           492          0.00%       1.00%        (44.01%)
  MFS Mid Cap Growth (AnnuiChoice TM 2)
                                                  2006         1      10.88             6          0.00%       1.15%          8.77%
  MFS Mid Cap Growth (GrandMaster flex3 TM)
                                                  2006        20      11.11           227          0.00%       1.55%          0.72%
                                                  2005        41      11.03           458          0.00%       1.55%          1.27%
                                                  2004        41      10.89           451          0.00%       1.55%         12.62%
                                                  2003        36       9.67           345          0.00%       1.55%         34.49%
                                                  2002        15       7.19           107          0.00%       1.55%        (28.10%)
  MFS Mid Cap Growth (Grandmaster TM)
                                                  2006        35       7.01           248          0.00%       1.35%          0.92%
                                                  2005        77       6.95           532          0.00%       1.35%          1.47%
                                                  2004       154       6.84         1,051          0.00%       1.35%         12.69%
                                                  2003       164       6.07           996          0.00%       1.35%         34.89%
                                                  2002       125       4.50           563          0.00%       1.35%        (44.24%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (IQ Annuity TM)
                                                  2006       116    $  6.94    $      803          0.00%       1.45%          0.82%
                                                  2005       165       6.88         1,134          0.00%       1.45%          1.37%
                                                  2004       204       6.79         1,383          0.00%       1.45%         12.60%
                                                  2003     1,088       6.03         6,561          0.00%       1.45%         34.60%
                                                  2002       184       4.48           822          0.00%       1.45%        (44.21%)
  MFS Mid Cap Growth (Pinnacleplus TM)
                                                  2006         9      12.47           110          0.00%       1.67%          0.59%
                                                  2005         7      12.40            93          0.00%       1.67%          1.15%
                                                  2004        10      12.26           129          0.00%       1.67%         12.48%
                                                  2003         3      10.90            30          0.00%       1.67%          9.00%
  MFS New Discovery (AnnuiChoice TM)
                                                  2006        26      10.40           273          0.00%       1.00%         11.80%
                                                  2005        37       9.31           345          0.00%       1.00%          3.98%
                                                  2004        53       8.95           474          0.00%       1.00%          5.17%
                                                  2003        61       8.51           516          0.00%       1.00%         32.14%
                                                  2002        45       6.44           291          0.00%       1.00%        (32.49%)
  MFS New Discovery (GrandMaster flex3 TM)
                                                  2006         9      12.03           108          0.00%       1.55%         11.19%
                                                  2005        10      10.82           106          0.00%       1.55%          3.41%
                                                  2004        12      10.46           121          0.00%       1.55%          4.60%
                                                  2003         6      10.00            56          0.00%       1.55%         31.23%
                                                  2002         2       7.62            13          0.00%       1.55%        (23.80%)
  MFS New Discovery (Grandmaster TM)
                                                  2006        17       9.76           165          0.00%       1.35%         11.41%
                                                  2005        23       8.76           200          0.00%       1.35%          3.62%
                                                  2004        76       8.45           642          0.00%       1.35%          4.71%
                                                  2003       104       8.07           839          0.00%       1.35%         31.65%
                                                  2002        64       6.13           395          0.00%       1.35%        (32.71%)
  MFS New Discovery (IQ Annuity TM)
                                                  2006        28       9.72           268          0.00%       1.45%         11.30%
                                                  2005        38       8.73           330          0.00%       1.45%          3.51%
                                                  2004        94       8.43           792          0.00%       1.45%          4.59%
                                                  2003       122       8.06           984          0.00%       1.45%         31.48%
                                                  2002       127       6.13           779          0.00%       1.45%        (32.79%)
  MFS New Discovery (Pinnacleplus TM)
                                                  2006         2      13.27            26          0.00%       1.67%         11.05%
                                                  2005         2      11.95            25          0.00%       1.67%          3.28%
                                                  2004         2      11.57            23          0.00%       1.67%          4.42%
                                                  2003         1      11.08            13          0.00%       1.67%         10.80%
  MFS Total Return (AnnuiChoice TM)
                                                  2006       266      13.22         3,517          3.28%       1.00%         10.51%
                                                  2005       428      11.96         5,115          2.54%       1.00%          1.58%
                                                  2004       428      11.78         5,042          1.55%       1.00%          9.99%
                                                  2003       431      10.71         4,613          1.60%       1.00%         14.79%
                                                  2002       325       9.33         3,031          2.21%       1.00%         (6.33%)
  MFS Total Return (AnnuiChoice TM 2)
                                                  2006         1      10.67            13          0.00%       1.15%          6.66%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS (CONTINUED):
  MFS Total Return (GrandMaster flex3 TM)
                                                  2006       160    $ 12.72    $    2,038          2.86%       1.55%          9.90%
                                                  2005       181      11.57         2,090          2.62%       1.55%          1.01%
                                                  2004       178      11.46         2,043          1.55%       1.55%          9.35%
                                                  2003       147      10.48         1,545          1.15%       1.55%         14.16%
                                                  2002        47       9.18           432          0.00%       1.55%         (8.20%)
  MFS Total Return (Grandmaster TM)
                                                  2006       121      12.81         1,544          5.22%       1.35%         10.12%
                                                  2005       503      11.63         5,852          2.74%       1.35%          1.22%
                                                  2004       613      11.49         7,046          1.56%       1.35%          9.43%
                                                  2003       721      10.50         7,574          1.68%       1.35%         14.50%
                                                  2002       622       9.17         5,705          3.23%       1.35%         (6.62%)
  MFS Total Return (IQ Annuity TM)
                                                  2006       210      14.34         3,013          2.82%       1.45%         10.01%
                                                  2005       296      13.03         3,855          2.71%       1.45%          1.12%
                                                  2004       375      12.89         4,833          1.56%       1.45%          9.42%
                                                  2003       390      11.78         4,597          1.67%       1.45%         14.37%
                                                  2002       360      10.30         3,708          2.45%       1.45%         (6.70%)
  MFS Total Return (Pinnacleplus TM)
                                                  2006        63      12.88           806          2.95%       1.67%          9.77%
                                                  2005        72      11.74           849          2.52%       1.67%          0.89%
                                                  2004        57      11.63           658          1.08%       1.67%          9.10%
                                                  2003        13      10.66           136          0.00%       1.67%          6.60%
NON--AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager (AnnuiChoice TM)
                                                  2006        41      11.23           463          2.60%       1.00%          6.07%
                                                  2005        56      10.59           596          2.86%       1.00%          2.75%
                                                  2004        56      10.31           580          2.28%       1.00%          4.14%
                                                  2003        62       9.90           610          2.36%       1.00%         16.47%
                                                  2002        47       8.50           401          2.93%       1.00%         (9.96%)
  Fidelity VIP Asset Manager (GrandMaster flex3 TM)
                                                  2006        26      11.16           289          1.53%       1.55%          5.48%
                                                  2005        12      10.58           125          0.96%       1.55%          2.18%
                                                  2004         4      10.36            39          0.00%       1.55%          3.60%
  Fidelity VIP Asset Manager (IQ3)
                                                  2006        41      11.27           457          4.20%       1.45%          5.59%
                                                  2005       104      10.67         1,115          3.10%       1.45%          2.28%
                                                  2004        45      10.43           471          1.63%       1.45%          3.57%
                                                  2003        22      10.07           221          3.72%       1.45%         16.01%
                                                  2002        57       8.68           498          3.06%       1.45%        (10.33%)
  Fidelity VIP Asset Manager (Pinnacleplus TM)
                                                  2006        10      11.64           111          2.78%       1.67%          5.35%
                                                  2005        12      11.04           137          2.81%       1.67%          2.05%
                                                  2004        16      10.82           173          0.83%       1.67%          3.44%
                                                  2003         2      10.46            22          0.00%       1.67%          4.60%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Balanced (AnnuiChoice TM)
                                                  2006       132    $ 12.03    $    1,590          1.83%       1.00%         10.39%
                                                  2005       137      10.90         1,491          2.67%       1.00%          4.48%
                                                  2004       163      10.43         1,696          1.82%       1.00%          4.09%
                                                  2003       152      10.02         1,527          2.43%       1.00%         16.24%
                                                  2002       159       8.62         1,368          2.90%       1.00%         (9.83%)
  Fidelity VIP Balanced (AnnuiChoice TM 2)
                                                  2006         - *    10.58             - *        0.00%       1.15%          5.78%
  Fidelity VIP Balanced (GrandMaster flex3 TM)
                                                  2006        34      13.18           448          1.51%       1.55%          9.78%
                                                  2005        31      12.01           369          2.08%       1.55%          3.90%
                                                  2004        21      11.56           244          0.95%       1.55%          3.49%
                                                  2003         8      11.17            93          0.00%       1.55%         11.70%
  Fidelity VIP Balanced (IQ3 TM)
                                                  2006        62      11.93           739          1.58%       1.45%          9.89%
                                                  2005        60      10.86           653          2.83%       1.45%          4.00%
                                                  2004        84      10.44           878          1.63%       1.45%          3.57%
                                                  2003        80      10.08           802          2.70%       1.45%         15.73%
                                                  2002        96       8.71           837          1.53%       1.45%        (10.21%)
  Fidelity VIP Balanced (Pinnacleplus TM)
                                                  2006         6      12.25            71          2.14%       1.67%          9.64%
                                                  2005         8      11.17            89          3.06%       1.67%          3.77%
                                                  2004        15      10.77           158          1.29%       1.67%          3.46%
                                                  2003         6      10.41            62          0.00%       1.67%          4.10%
  Fidelity VIP Contrafund (AnnuiChoice TM)
                                                  2006       583      14.86         8,656          1.07%       1.00%         10.32%
                                                  2005       505      13.47         6,803          0.15%       1.00%         15.48%
                                                  2004       389      11.66         4,532          0.17%       1.00%         13.98%
                                                  2003       281      10.23         2,870          0.26%       1.00%         26.92%
                                                  2002       183       8.06         1,472          0.54%       1.00%        (10.54%)
  Fidelity VIP Contrafund (AnnuiChoice TM 2)
                                                  2006         8      10.72            83          3.91%       1.15%          7.21%
  Fidelity VIP Contrafund (GrandMaster flex3 TM)
                                                  2006       568      15.52         8,810          1.22%       1.55%          9.71%
                                                  2005       580      14.15         8,200          0.16%       1.55%         14.85%
                                                  2004       445      12.32         5,483          0.19%       1.55%         13.34%
                                                  2003       279      10.87         3,030          0.15%       1.55%         26.25%
                                                  2002        63       8.61           539          0.00%       1.55%        (13.90%)
  Fidelity VIP Contrafund (IQ3)
                                                  2006       466      15.44         7,193          1.04%       1.45%          9.82%
                                                  2005       588      14.06         8,274          0.13%       1.45%         14.96%
                                                  2004       382      12.23         4,673          0.15%       1.45%         13.45%
                                                  2003       244      10.78         2,633          0.25%       1.45%         26.38%
                                                  2002       181       8.53         1,543          0.39%       1.45%        (10.96%)
  Fidelity VIP Contrafund (Pinnacleplus TM)
                                                  2006       115      16.04         1,848          1.09%       1.67%          9.58%
                                                  2005       100      14.64         1,457          0.11%       1.67%         14.71%
                                                  2004        58      12.76           739          0.10%       1.67%         13.22%
                                                  2003        11      11.27           121          0.00%       1.67%         12.70%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Contrafund (IQ Advisor Standard TM)
                                                  2006        12    $ 14.59    $      177          1.05%       0.60%         10.77%
                                                  2005        12      13.17           153          0.09%       0.60%         15.95%
                                                  2004         6      11.36            67          0.00%       0.60%         13.60%
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM)
                                                  2006         9      14.84           140          0.40%       1.00%         12.68%
                                                  2005         2      13.17            25          0.00%       1.00%         19.47%
                                                  2004         1      11.02            16          0.00%       1.00%          0.27%
                                                  2003         1      10.99            15          0.00%       1.00%         23.62%
                                                  2002         2       8.89            22          0.14%       1.00%         (8.44%)
  Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice TM 2)
                                                  2006         - *     10.92            - *        0.00%       1.15%          9.18%
  Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 TM)
                                                  2006         4      14.17            61          0.33%       1.55%         12.06%
                                                  2005         3      12.65            36          0.00%       1.55%         18.81%
  Fidelity VIP Dynamic Capital Appreciation (Grandmaster TM)
                                                  2006         7      14.25           105          0.30%       1.35%         12.28%
                                                  2005         2      12.69            30          0.00%       1.35%         19.05%
                                                  2004         1      10.66            15          0.00%       1.35%          6.60%
  Fidelity VIP Dynamic Capital Appreciation (IQ Annuity TM)
                                                  2006         1      13.52            11          0.07%       1.45%         12.17%
                                                  2005         1      12.05             8          0.00%       1.45%         18.93%
                                                  2004         1      10.13             8          0.00%       1.45%        (0.20%)
                                                  2003         1      10.15             7          0.00%       1.45%         23.03%
                                                  2002         1       8.25             8          0.19%       1.45%         (8.84%)
  Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus TM)
                                                  2006         7      14.13            94          0.20%       1.67%         11.92%
                                                  2005         8      12.62           107          0.00%       1.67%         18.67%
  Fidelity VIP Dynamic Capital Appreciation (IQ Advisor Standard TM)
                                                  2006         2      12.96            30          1.72%       0.60%         13.13%
  Fidelity VIP Equity--Income (AnnuiChoice TM)
                                                  2006       285      13.55         3,869          4.52%       1.00%         18.73%
                                                  2005       374      11.41         4,273          1.87%       1.00%          4.52%
                                                  2004       392      10.92         4,276          1.31%       1.00%         10.08%
                                                  2003       366       9.92         3,635          1.54%       1.00%         28.83%
                                                  2002       312       7.70         2,405          1.17%       1.00%        (18.00%)
  Fidelity VIP Equity--Income (AnnuiChoice TM 2)
                                                  2006         - *    10.99             1         17.76%       1.15%          9.86%
  Fidelity VIP Equity--Income (GrandMaster flex3 TM)
                                                  2006       113      13.88         1,564          4.21%       1.55%         18.08%
                                                  2005       159      11.76         1,865          1.96%       1.55%          3.94%
                                                  2004       180      11.31         2,032          1.14%       1.55%          9.49%
                                                  2003       117      10.33         1,205          1.19%       1.55%         28.00%
                                                  2002        65       8.07           525          0.00%       1.55%       (19.30%)
  Fidelity VIP Equity--Income (IQ3 TM)
                                                  2006       282      13.23         3,731          4.28%       1.45%         18.20%
                                                  2005       209      11.20         2,345          2.04%       1.45%          4.05%
                                                  2004       290      10.76         3,120          1.25%       1.45%          9.57%
                                                  2003       294       9.82         2,883          1.65%       1.45%         28.20%
                                                  2002       282       7.66         2,161          1.15%       1.45%       (18.34%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Equity--Income (Pinnacleplus TM)
                                                  2006        26    $ 15.21    $      391          4.70%       1.67%         17.93%
                                                  2005        41      12.90           531          1.50%       1.67%          3.81%
                                                  2004        28      12.43           347          0.27%       1.67%          9.42%
                                                  2003         3      11.36            30          0.00%       1.67%         13.60%
  Fidelity VIP Equity--Income (IQ Advisor Standard TM)
                                                  2006         9      13.65           116          4.38%       0.60%         19.21%
                                                  2005         6      11.45            70          1.86%       0.60%          4.94%
                                                  2004         6      10.91            67          0.00%       0.60%          9.10%
  Fidelity VIP Growth & Income (AnnuiChoice TM)
                                                  2006        98      11.35         1,110          1.01%       1.00%         11.73%
                                                  2005       199      10.16         2,020          1.33%       1.00%          6.33%
                                                  2004       218       9.56         2,087          0.89%       1.00%          4.48%
                                                  2003       287       9.15         2,622          0.56%       1.00%         22.33%
                                                  2002       107       7.48           803          1.16%       1.00%        (17.71%)
  Fidelity VIP Growth & Income (GrandMaster flex3 TM)
                                                  2006        32      12.87           414          0.75%       1.55%         11.11%
                                                  2005        43      11.58           504          1.29%       1.55%          5.74%
                                                  2004        49      10.95           536          0.48%       1.55%          3.89%
                                                  2003        22      10.54           227          0.31%       1.55%         21.43%
                                                  2002         8       8.68            71          0.00%       1.55%        (13.20%)
  Fidelity VIP Growth & Income (IQ3 TM)
                                                  2006        74      11.54           857          0.70%       1.45%         11.22%
                                                  2005        99      10.38         1,026          1.40%       1.45%          5.85%
                                                  2004       120       9.80         1,179          0.84%       1.45%          3.92%
                                                  2003       164       9.43         1,542          0.89%       1.45%         21.68%
                                                  2002       140       7.75         1,089          0.83%       1.45%        (18.08%)
  Fidelity VIP Growth & Income (Pinnacleplus TM)
                                                  2006        29      12.86           374          0.86%       1.67%         10.98%
                                                  2005        41      11.59           475          1.22%       1.67%          5.61%
                                                  2004        37      10.97           402          0.61%       1.67%          3.69%
                                                  2003        22      10.58           236          0.00%       1.67%          5.80%
  Fidelity VIP Growth (AnnuiChoice TM)
                                                  2006       185       8.07         1,494          0.19%       1.00%          5.51%
                                                  2005       255       7.65         1,951          0.33%       1.00%          4.45%
                                                  2004       438       7.33         3,208          0.10%       1.00%          2.09%
                                                  2003       312       7.18         2,237          0.07%       1.00%         31.26%
                                                  2002       120       5.47           658          0.13%       1.00%        (31.02%)
  Fidelity VIP Growth (AnnuiChoice TM 2)
                                                  2006         - *    10.55             4          0.00%       1.15%          5.46%
  Fidelity VIP Growth (GrandMaster flex3 TM)
                                                  2006        64      10.75           688          0.16%       1.55%          4.93%
                                                  2005        62      10.25           632          0.34%       1.55%          3.87%
                                                  2004       145       9.86         1,427          0.10%       1.55%          1.44%
                                                  2003       106       9.72         1,031          0.03%       1.55%         30.47%
                                                  2002        20       7.45           151          0.00%       1.55%        (25.50%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Growth (IQ3 TM)
                                                  2006       114    $  8.45    $      960          0.34%       1.45%          5.03%
                                                  2005       147       8.05         1,186          0.39%       1.45%          3.98%
                                                  2004       430       7.74         3,330          0.13%       1.45%          1.57%
                                                  2003       256       7.62         1,951          0.06%       1.45%         30.70%
                                                  2002        77       5.83           448          0.08%       1.45%        (31.33%)
  Fidelity VIP Growth (Pinnacleplus TM)
                                                  2006         7      12.15            81          0.21%       1.67%          4.80%
                                                  2005        12      11.59           139          0.28%       1.67%          3.75%
                                                  2004        14      11.17           151          0.06%       1.67%          1.36%
                                                  2003         4      11.02            39          0.00%       1.67%         10.20%
  Fidelity VIP Growth Opportunities (AnnuiChoice TM)
                                                  2006         8      10.93            87          0.74%       1.00%          4.07%
                                                  2005         8      10.51            82          0.72%       1.00%          7.59%
                                                  2004         9       9.76            91          0.33%       1.00%          5.74%
                                                  2003        17       9.23           154          0.25%       1.00%         28.19%
                                                  2002        19       7.20           140          0.64%       1.00%        (22.83%)
  Fidelity VIP Growth Opportunities (GrandMaster flex3 TM)
                                                  2006         3      12.04            38          0.55%       1.55%          3.49%
                                                  2005         5      11.64            57          1.03%       1.55%          7.00%
                                                  2004        11      10.88           119          0.50%       1.55%          5.22%
                                                  2003        16      10.34           164          0.01%       1.55%         27.50%
                                                  2002         - *     8.11             1          0.00%       1.55%        (18.90%)
  Fidelity VIP Growth Opportunities (IQ3 TM)
                                                  2006        10      10.33           103          3.04%       1.45%          3.60%
                                                  2005        16       9.97           164          0.66%       1.45%          7.11%
                                                  2004        18       9.31           165          0.16%       1.45%          5.32%
                                                  2003        14       8.84           125          0.37%       1.45%         27.56%
                                                  2002         6       6.93            38          0.92%       1.45%        (23.17%)
  Fidelity VIP Growth Opportunities (Pinnacleplus TM)
                                                  2006         3      12.77            39          0.36%       1.67%          3.37%
                                                  2005         2      12.36            28          0.56%       1.67%          6.87%
                                                  2004         2      11.56            26          0.00%       1.67%          5.09%
                                                  2003         - *    11.00             - *        0.00%       1.67%         10.00%
  Fidelity VIP High Income (AnnuiChoice TM)
                                                  2006       105      12.49         1,318          7.70%       1.00%          9.92%
                                                  2005        72      11.37           814         14.59%       1.00%          1.29%
                                                  2004       280      11.22         3,146         10.18%       1.00%          8.30%
                                                  2003       300      10.36         3,111          5.52%       1.00%         25.42%
                                                  2002       149       8.26         1,227          9.82%       1.00%          2.35%
  Fidelity VIP High Income (GrandMaster flex3 TM)
                                                  2006       146      13.61         1,985          8.13%       1.55%          9.31%
                                                  2005       163      12.45         2,029         11.51%       1.55%          0.73%
                                                  2004       597      12.36         7,374          7.63%       1.55%          7.67%
                                                  2003       296      11.48         3,396          0.00%       1.55%         14.80%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP High Income (IQ3 TM)
                                                  2006       114    $ 13.63    $    1,549          5.53%       1.45%          9.42%
                                                  2005       349      12.45         4,346         18.70%       1.45%          0.83%
                                                  2004       602      12.35         7,435          8.30%       1.45%          7.77%
                                                  2003       708      11.46         8,117          1.11%       1.45%         24.97%
                                                  2002       113       9.17         1,038          8.87%       1.45%          1.78%
  Fidelity VIP High Income (Pinnacleplus TM)
                                                  2006         9      12.62           117          7.88%       1.67%          9.18%
                                                  2005         9      11.56            99         15.09%       1.67%          0.61%
                                                  2004         7      11.49            75          6.28%       1.67%          7.58%
                                                  2003         1      10.68             8          0.00%       1.67%          6.80%
  Fidelity VIP High Income (IQ Advisor Standard TM)
                                                  2006         5      11.98            56          5.95%       0.60%         10.36%
  Fidelity VIP Index 500 (AnnuiChoice TM)
                                                  2006       131      10.57         1,383          1.64%       1.00%         14.29%
                                                  2005       174       9.25         1,608          1.79%       1.00%          3.51%
                                                  2004       237       8.94         2,118          1.18%       1.00%          9.29%
                                                  2003       284       8.18         2,322          1.22%       1.00%         26.82%
                                                  2002       275       6.45         1,776          1.30%       1.00%       (23.21%)
  Fidelity VIP Index 500 (IQ3 TM)
                                                  2006        84      11.27           949          1.62%       1.45%         13.77%
                                                  2005       103       9.91         1,022          1.81%       1.45%          3.04%
                                                  2004       136       9.61         1,303          1.74%       1.45%          8.71%
                                                  2003       275       8.84         2,427          0.86%       1.45%         26.29%
                                                  2002       325       7.00         2,274          0.69%       1.45%       (23.58%)
  Fidelity VIP Index 500 (Pinnacleplus TM)
                                                  2006         2      14.00            23          1.50%       1.67%         13.52%
                                                  2005         2      12.33            20          1.58%       1.67%          2.82%
                                                  2004         2      11.99            20          0.47%       1.67%          8.51%
  Fidelity VIP Investment Grade Bond (AnnuiChoice TM)
                                                  2006       446      12.90         5,749          4.02%       1.00%          3.10%
                                                  2005       533      12.52         6,674          4.35%       1.00%          0.88%
                                                  2004       573      12.41         7,113          6.03%       1.00%          3.16%
                                                  2003       620      12.03         7,463          5.31%       1.00%          3.89%
                                                  2002       777      11.58         9,002          2.40%       1.00%          9.04%
  Fidelity VIP Investment Grade Bond (GrandMaster flex3 TM)
                                                  2006        88      10.61           936          3.24%       1.55%          2.53%
                                                  2005        71      10.35           738          2.18%       1.55%          0.32%
                                                  2004        18      10.31           183          0.00%       1.55%          3.10%
  Fidelity VIP Investment Grade Bond (IQ3 TM)
                                                  2006       353      12.33         4,352          4.01%       1.45%          2.63%
                                                  2005       384      12.01         4,609          4.13%       1.45%          0.42%
                                                  2004       398      11.96         4,765          4.90%       1.45%          2.66%
                                                  2003       329      11.65         3,836          6.55%       1.45%          3.37%
                                                  2002       561      11.27         6,319          2.30%       1.45%          8.57%
  Fidelity VIP Investment Grade Bond (Pinnacleplus TM)
                                                  2006        57      10.52           597          3.71%       1.67%          2.40%
                                                  2005        55      10.28           569          4.07%       1.67%          0.20%
                                                  2004        44      10.26           452          4.94%       1.67%          2.50%
                                                  2003        30      10.01           300          0.00%       1.67%          0.10%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Investment Grade Bond (IQ Advisor Standard TM)
                                                  2006         6    $ 10.73    $       65          3.91%       0.60%          3.51%
                                                  2005         5      10.36            47          4.19%       0.60%          1.29%
                                                  2004         5      10.23            46          0.00%       0.60%          2.30%
  Fidelity VIP Mid Cap (AnnuiChoice TM)
                                                  2006       337      19.97         6,734          1.14%       1.00%         11.28%
                                                  2005       327      17.94         5,872          0.00%       1.00%         16.85%
                                                  2004       325      15.35         4,992          0.00%       1.00%         23.39%
                                                  2003       274      12.44         3,404          0.24%       1.00%         36.85%
                                                  2002       260       9.09         2,360          0.66%       1.00%        (10.97%)
  Fidelity VIP Mid Cap (AnnuiChoice TM 2)
                                                  2006         7      10.49            72          0.00%       1.15%          4.92%
  Fidelity VIP Mid Cap (GrandMaster flex3 TM)
                                                  2006       258      18.17         4,695          1.43%       1.55%         10.67%
                                                  2005       265      16.42         4,354          0.00%       1.55%         16.20%
                                                  2004       177      14.13         2,495          0.00%       1.55%         22.76%
                                                  2003       107      11.51         1,232          0.05%       1.55%         36.05%
                                                  2002         9       8.46            76          0.00%       1.55%        (15.40%)
  Fidelity VIP Mid Cap (Grandmaster TM)
                                                  2006         2      15.81            26          0.54%       1.35%         10.89%
                                                  2005         1      14.26             8          0.00%       1.35%         16.43%
                                                  2004         1      12.25             7          0.00%       1.35%         22.50%
  Fidelity VIP Mid Cap (IQ Annuity TM)
                                                  2006       212      19.87         4,219          1.24%       1.45%         10.78%
                                                  2005       222      17.94         3,977          0.00%       1.45%         16.32%
                                                  2004       288      15.42         4,446          0.00%       1.45%         22.87%
                                                  2003       256      12.55         3,213          0.14%       1.45%         36.26%
                                                  2002       240       9.21         2,207          0.31%       1.45%        (11.36%)
  Fidelity VIP Mid Cap (Pinnacleplus TM)
                                                  2006        64      19.18         1,234          1.10%       1.67%         10.53%
                                                  2005        47      17.35           812          0.00%       1.67%         16.06%
                                                  2004        36      14.95           533          0.00%       1.67%         22.54%
                                                  2003         7      12.20            81          0.00%       1.67%         22.00%
  Fidelity VIP Mid Cap (IQ Advisor Enhanced TM)
                                                  2006         1      16.03            12          1.24%       0.80%         11.51%
                                                  2005         1      14.37            11          0.00%       0.80%         17.08%
                                                  2004         1      12.28             9          0.00%       0.80%         22.80%
  Fidelity VIP Mid Cap (IQ Advisor Standard TM)
                                                  2006         5      16.12            76          0.52%       0.60%         11.73%
                                                  2005         1      14.43            13          0.00%       0.60%         17.31%
                                                  2004         - *    12.30             4          0.00%       0.60%         23.00%
  Fidelity VIP Overseas (AnnuiChoice TM)
                                                  2006        81      13.23         1,067          1.04%       1.00%         16.60%
                                                  2005        54      11.34           617          0.68%       1.00%         17.60%
                                                  2004        35       9.65           341          0.90%       1.00%         12.21%
                                                  2003        64       8.60           547          0.20%       1.00%         41.68%
                                                  2002        11       6.07            69          0.66%       1.00%        (21.27%)
  Fidelity VIP Overseas (AnnuiChoice TM 2)
                                                  2006         2      10.92            23          0.00%       1.15%          9.18%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Overseas (GrandMaster flex3 TM)
                                                  2006        50    $ 14.99    $      748          1.49%       1.55%         15.95%
                                                  2005        31      12.93           399          0.19%       1.55%         16.95%
                                                  2004         1      11.05             9          0.00%       1.55%         10.50%
  Fidelity VIP Overseas (IQ3 TM)
                                                  2006        61      13.48           821          1.39%       1.45%         16.07%
                                                  2005        84      11.61           978          0.74%       1.45%         17.07%
                                                  2004        74       9.92           733          0.88%       1.45%         11.71%
                                                  2003        56       8.88           499          0.10%       1.45%         40.95%
                                                  2002        35       6.30           220          0.06%       1.45%        (21.64%)
  Fidelity VIP Overseas (Pinnacleplus TM)
                                                  2006        14      18.50           261          1.43%       1.67%         15.81%
                                                  2005         6      15.97           100          0.99%       1.67%         16.81%
                                                  2004         6      13.68            79          0.88%       1.67%         11.49%
                                                  2003         5      12.27            59          0.00%       1.67%         22.70%
  Fidelity VIP Overseas (IQ Advisor Enhanced TM)
                                                  2006         1      15.03            19          1.29%       0.80%         16.83%
                                                  2005         1      12.87            16          1.02%       0.80%         17.84%
                                                  2004         1      10.92            14          0.00%       0.80%          9.20%
  Fidelity VIP Overseas (IQ Advisor Standard TM)
                                                  2006         9      15.12           140          1.28%       0.60%         17.07%
                                                  2005        10      12.92           124          0.00%       0.60%         18.07%
NON--AFFILIATED CLASS 1:
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM)
                                                  2006        24      17.18           420          3.74%       1.00%          9.70%
                                                  2005        18      15.66           283          9.11%       1.00%         11.13%
                                                  2004         8      14.09           113          7.42%       1.00%          8.97%
                                                  2003        22      12.93           286          0.00%       1.00%         26.52%
                                                  2002         4      10.22            36         20.60%       1.00%          2.20%
  Van Kampen UIF Emerging Markets Debt (AnnuiChoice TM 2)
                                                  2006         2      10.57            23          0.00%       1.15%          5.66%
  Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 TM)
                                                  2006        39      16.71           657          3.12%       1.55%          9.10%
                                                  2005        22      15.31           340         10.27%       1.55%         10.52%
                                                  2004        13      13.86           176         10.37%       1.55%          8.37%
                                                  2003        14      12.79           175          0.00%       1.55%         25.89%
                                                  2002         - *    10.16             3         25.18%       1.55%          1.60%
  Van Kampen UIF Emerging Markets Debt (IQ3 TM)
                                                  2006        26      16.87           435          5.72%       1.45%          9.21%
                                                  2005        47      15.45           720          7.07%       1.45%         10.63%
                                                  2004        12      13.96           169          5.78%       1.45%          8.47%
                                                  2003        47      12.87           609          0.00%       1.45%         26.05%
                                                  2002        29      10.21           295         25.22%       1.45%          2.10%
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM)
                                                  2006       106      26.63         2,818          1.21%       1.00%         36.67%
                                                  2005       125      19.48         2,436          1.44%       1.00%         15.89%
                                                  2004       198      16.81         3,325          1.77%       1.00%         35.02%
                                                  2003       128      12.45         1,593          0.00%       1.00%         36.21%
                                                  2002        29       9.14           266          7.64%       1.00%        (8.60%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS 1 (CONTINUED):
  Van Kampen UIF U.S. Real Estate (AnnuiChoice TM 2)
                                                  2006         4    $ 11.35    $       45          0.00%       1.15%        13.50%
  Van Kampen UIF U.S. Real Estate (GrandMaster flex3 TM)
                                                  2006        99      26.26         2,590          1.53%       1.55%        35.92%
                                                  2005       107      19.32         2,073          1.47%       1.55%        15.24%
                                                  2004        89      16.77         1,490          1.88%       1.55%        34.27%
                                                  2003       106      12.49         1,327          0.00%       1.55%        35.47%
                                                  2002        44       9.22           409         13.43%       1.55%        (7.80%)
  Van Kampen UIF U.S. Real Estate (IQ3 TM)
                                                  2006        88      25.67         2,252          1.29%       1.45%        36.05%
                                                  2005        80      18.87         1,501          1.68%       1.45%        15.36%
                                                  2004        80      16.35         1,303          1.82%       1.45%        34.35%
                                                  2003       105      12.17         1,278          0.00%       1.45%        35.52%
                                                  2002        48       8.98           428         12.12%       1.45%       (10.20%)
NON--AFFILIATED CLASS 1B:
  Putnam VT Discovery Growth (AnnuiChoice TM)
                                                  2006        25       7.57           188          0.00%       1.00%         9.96%
                                                  2005        36       6.88           249          0.00%       1.00%         6.18%
                                                  2004        55       6.48           359          0.00%       1.00%         6.40%
                                                  2003        91       6.09           553          0.00%       1.00%        30.69%
                                                  2002       119       4.66           552          0.00%       1.00%       (30.24%)
  Putnam VT Discovery Growth (AnnuiChoice TM 2)
                                                  2006         - *    10.86             2          0.00%       1.15%         8.61%
  Putnam VT Discovery Growth (GrandMaster flex3 TM)
                                                  2006         2      11.90            30          0.00%       1.55%         9.35%
                                                  2005         4      10.88            48          0.00%       1.55%         5.59%
                                                  2004         5      10.30            51          0.00%       1.55%         5.86%
                                                  2003         4       9.73            43          0.00%       1.55%        29.91%
                                                  2002         2       7.49            16          0.00%       1.55%       (25.10%)
  Putnam VT Discovery Growth (Grandmaster TM)
                                                  2006         1       9.28            13          0.00%       1.35%         9.58%
                                                  2005         2       8.47            16          0.00%       1.35%         5.80%
                                                  2004         2       8.01            17          0.00%       1.35%         6.23%
                                                  2003         8       7.54            63          0.00%       1.35%        30.22%
                                                  2002        14       5.79            79          0.00%       1.35%       (30.58%)
  Putnam VT Discovery Growth (IQ Annuity TM)
                                                  2006         4       9.16            35          0.00%       1.45%         9.46%
                                                  2005        13       8.37           110          0.00%       1.45%         5.69%
                                                  2004        20       7.92           159          0.00%       1.45%         6.02%
                                                  2003        27       7.47           199          0.00%       1.45%        30.14%
                                                  2002        29       5.74           169          0.00%       1.45%       (30.59%)
  Putnam VT Discovery Growth (Pinnacleplus TM)
                                                  2006         1      13.08            19          0.00%       1.67%         9.22%
                                                  2005         2      11.98            21          0.00%       1.67%         5.46%
                                                  2004         2      11.36            20          0.00%       1.67%         5.77%
                                                  2003         - *    10.74             2          0.00%       1.67%         7.40%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS 1B (CONTINUED):
  Putnam VT Growth and Income (AnnuiChoice TM)
                                                  2006        53    $ 12.54    $      667          1.69%       1.00%         14.76%
                                                  2005        68      10.92           748          1.61%       1.00%          4.18%
                                                  2004        80      10.49           840          1.87%       1.00%         10.07%
                                                  2003       149       9.53         1,424          1.63%       1.00%         26.06%
                                                  2002       125       7.56           948          1.70%       1.00%        (19.83%)
  Putnam VT Growth and Income (AnnuiChoice TM 2)
                                                  2006         2      11.05            21          0.00%       1.15%         10.54%
  Putnam VT Growth and Income (GrandMaster flex3 TM)
                                                  2006        22      13.10           284          1.54%       1.55%         14.12%
                                                  2005        23      11.48           268          1.66%       1.55%          3.60%
                                                  2004        26      11.08           287          1.54%       1.55%          9.38%
                                                  2003        19      10.13           188          1.14%       1.55%         25.37%
                                                  2002         6       8.08            49          0.00%       1.55%        (19.20%)
  Putnam VT Growth and Income (Grandmaster TM)
                                                  2006         6      12.09            68          2.51%       1.35%         14.35%
                                                  2005        21      10.57           227          2.00%       1.35%          3.81%
                                                  2004        45      10.18           461          1.64%       1.35%          9.58%
                                                  2003        48       9.29           449          1.66%       1.35%         25.71%
                                                  2002        54       7.39           396          1.62%       1.35%        (20.11%)
  Putnam VT Growth and Income (IQ Annuity TM)
                                                  2006        38      11.98           458          1.84%       1.45%         14.24%
                                                  2005        87      10.49           913          1.63%       1.45%          3.71%
                                                  2004        99      10.11           998          1.75%       1.45%          9.42%
                                                  2003       127       9.24         1,173          1.70%       1.45%         25.54%
                                                  2002       104       7.36           768          1.39%       1.45%        (20.17%)
  Putnam VT Growth and Income (Pinnacleplus TM)
                                                  2006         2      14.25            33          1.53%       1.67%         13.98%
                                                  2005         2      12.50            26          1.59%       1.67%          3.48%
                                                  2004         1      12.08             8          1.80%       1.67%          9.22%
  Putnam VT International Equity (AnnuiChoice TM)
                                                  2006        43      13.53           582          0.56%       1.00%         26.45%
                                                  2005        54      10.70           574          1.26%       1.00%         11.08%
                                                  2004        42       9.63           408          1.60%       1.00%         15.05%
                                                  2003        60       8.37           499          0.86%       1.00%         27.20%
                                                  2002        60       6.58           397          0.43%       1.00%       (18.46%)
  Putnam VT International Equity (AnnuiChoice TM 2)
                                                  2006         - *    11.10             4          0.00%       1.15%         10.96%
  Putnam VT International Equity (GrandMaster flex3 TM)
                                                  2006        85      15.95         1,349          1.07%       1.55%         25.75%
                                                  2005       113      12.68         1,439          1.86%       1.55%         10.46%
                                                  2004        61      11.48           706          1.24%       1.55%         14.34%
                                                  2003        29      10.04           294          0.65%       1.55%         26.61%
                                                  2002        19       7.93           150          0.00%       1.55%        (20.70%)
  Putnam VT International Equity (Grandmaster TM)
                                                  2006        34      14.51           500          0.51%       1.35%         26.00%
                                                  2005        21      11.51           240          1.51%       1.35%         10.69%
                                                  2004        34      10.40           349          1.44%       1.35%         14.66%
                                                  2003        45       9.07           408          0.94%       1.35%         26.68%
                                                  2002        68       7.16           486          0.43%       1.35%       (18.73%)


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS 1B (CONTINUED):
  Putnam VT International Equity (IQ Annuity TM)
                                                  2006        37    $ 14.71    $      544          0.68%       1.45%         25.87%
                                                  2005        61      11.69           713          1.51%       1.45%         10.58%
                                                  2004        72      10.57           762          1.61%       1.45%         14.52%
                                                  2003        68       9.23           631          0.74%       1.45%         26.61%
                                                  2002        74       7.29           538          0.16%       1.45%        (18.82%)
  Putnam VT International Equity (Pinnacleplus TM)
                                                  2006        26      18.50           473          0.49%       1.67%         25.59%
                                                  2005        18      14.73           269          1.01%       1.67%         10.33%
                                                  2004         8      13.35           101          1.00%       1.67%         14.20%
                                                  2003         1      11.69            11          0.00%       1.67%         16.90%
  Putnam VT International Equity (IQ Advisor Standard TM)
                                                  2006         3      15.96            51          0.00%       0.60%         26.96%
  Putnam VT Small Cap Value (AnnuiChoice TM)
                                                  2006       124      21.03         2,601          2.66%       1.00%         16.13%
                                                  2005       176      18.11         3,179          6.09%       1.00%          5.97%
                                                  2004       219      17.09         3,737          0.35%       1.00%         24.93%
                                                  2003       123      13.68         1,689          0.30%       1.00%         48.21%
                                                  2002       111       9.23         1,027          0.14%       1.00%        (19.11%)
  Putnam VT Small Cap Value (AnnuiChoice TM 2)
                                                  2006         5      11.05            58          0.00%       1.15%         10.50%
  Putnam VT Small Cap Value (GrandMaster flex3 TM)
                                                  2006        82      16.40         1,346          2.24%       1.55%         15.48%
                                                  2005        67      14.20           949          5.31%       1.55%          5.38%
                                                  2004        65      13.48           880          0.30%       1.55%         24.24%
                                                  2003        60      10.85           652          0.16%       1.55%         47.42%
                                                  2002         5       7.36            38          0.00%       1.55%        (26.40%)
  Putnam VT Small Cap Value (Grandmaster TM)
                                                  2006        94      19.64         1,848          4.12%       1.35%         15.72%
                                                  2005       390      16.97         6,611          6.31%       1.35%          5.59%
                                                  2004       563      16.07         9,053          0.36%       1.35%         24.48%
                                                  2003       568      12.91         7,327          0.34%       1.35%         47.71%
                                                  2002       544       8.74         4,751          0.09%       1.35%        (19.37%)
  Putnam VT Small Cap Value (IQ Annuity TM)
                                                  2006        60      18.46         1,115          2.44%       1.45%         15.60%
                                                  2005        70      15.97         1,120          6.94%       1.45%          5.49%
                                                  2004       174      15.14         2,639          0.28%       1.45%         24.40%
                                                  2003       103      12.17         1,256          0.35%       1.45%         47.52%
                                                  2002        95       8.25           780          0.15%       1.45%        (19.51%)
  Putnam VT Small Cap Value (Pinnacleplus TM)
                                                  2006        18      18.08           334          2.67%       1.67%         15.34%
                                                  2005        26      15.68           414          5.65%       1.67%          5.25%
                                                  2004        16      14.89           233          0.21%       1.67%         24.08%
                                                  2003         3      12.00            33          0.00%       1.67%         20.00%
  Putnam VT Small Cap Value (IQ Advisor Enhanced TM)
                                                  2006         - *    14.83             6          2.19%       0.80%         16.36%
                                                  2005         - *    12.74             5          5.82%       0.80%          6.18%
                                                  2004         - *    12.00             5          0.00%       0.80%         20.00%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS 1B (CONTINUED):
  Putnam VT Small Cap Value (IQ Advisor Standard TM)
                                                  2006         - *  $ 14.92    $        2          1.63%       0.60%         16.59%
                                                  2005         - *    12.79             2          5.84%       0.60%          6.39%
                                                  2004         - *    12.02             2          0.00%       0.60%         20.20%
  Putnam VT The George Putnam Fund of Boston (AnnuiChoice TM)
                                                  2006         3      13.68            39          2.37%       1.00%         10.81%
                                                  2005         3      12.34            42          1.30%       1.00%          2.96%
                                                  2004         1      11.99            15          1.91%       1.00%          7.15%
                                                  2003         1      11.19            13          0.00%       1.00%         11.90%
  Putnam VT The George Putnam Fund of Boston (GrandMaster flex3 TM)
                                                  2006         - *    13.38             6          2.48%       1.55%         10.19%
                                                  2005         1      12.14             7          1.97%       1.55%          2.39%
                                                  2004         1      11.86             8          2.34%       1.55%          6.56%
                                                  2003         1      11.13            15          0.00%       1.55%         11.30%
  Putnam VT The George Putnam Fund of Boston (Grandmaster TM)
                                                  2006         3      13.48            36          2.48%       1.35%         10.42%
                                                  2005         1      12.21            16          2.03%       1.35%          2.60%
                                                  2004         1      11.90            17          1.92%       1.35%          6.73%
                                                  2003         1      11.15            16          0.00%       1.35%         11.50%
  Putnam VT The George Putnam Fund of Boston (IQ Annuity TM)
                                                  2006         7      13.43            87          2.49%       1.45%         10.30%
                                                  2005         6      12.18            77          2.21%       1.45%          2.50%
                                                  2004         8      11.88            92          0.46%       1.45%          6.64%
                                                  2003         1      11.14            14          0.00%       1.45%         11.40%
  Putnam VT The George Putnam Fund of Boston (Pinnacleplus TM)
                                                  2006         2      12.65            25          2.25%       1.67%         10.06%
                                                  2005         2      11.49            20          1.31%       1.67%          2.27%
                                                  2004         1      11.24             9          0.00%       1.67%          6.44%
  Putnam VT Voyager (AnnuiChoice TM)
                                                  2006         4      13.35            57          0.12%       1.00%          4.39%
                                                  2005         6      12.79            82          0.66%       1.00%          4.64%
                                                  2004         6      12.22            74          0.20%       1.00%          4.00%
                                                  2003         4      11.75            53          0.00%       1.00%         17.50%
  Putnam VT Voyager (AnnuiChoice TM 2)
                                                  2006         - *    11.04             1          0.00%       1.15%         10.38%
  Putnam VT Voyager (GrandMaster flex3 TM)
                                                  2006         1      13.06            16          0.18%       1.55%          3.81%
                                                  2005        10      12.58           122          0.67%       1.55%          4.06%
                                                  2004        10      12.09           123          0.23%       1.55%          3.42%
                                                  2003        11      11.69           126          0.00%       1.55%         16.90%
  Putnam VT Voyager (Grandmaster TM)
                                                  2006         - *    13.16             5          0.11%       1.35%          4.02%
                                                  2005         - *    12.65             6          1.15%       1.35%          4.27%
                                                  2004         2      12.14            30          0.21%       1.35%          3.67%
                                                  2003         2      11.71            25          0.00%       1.35%         17.10%
  Putnam VT Voyager (IQ Annuity TM)
                                                  2006         1      13.11            11          0.11%       1.45%          3.91%
                                                  2005         2      12.62            22          0.54%       1.45%          4.17%
                                                  2004         1      12.11            16          0.17%       1.45%          3.50%
                                                  2003         2      11.70            25          0.00%       1.45%         17.00%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS 1B (CONTINUED):
  Putnam VT Voyager (Pinnacleplus TM)
                                                  2006         3    $ 11.88    $       32          0.12%       1.67%          3.68%
                                                  2005         5      11.46            55          0.79%       1.67%          3.93%
                                                  2004         8      11.03            83          0.24%       1.67%          3.28%
                                                  2003         2      10.68            21          0.00%       1.67%          6.80%
NON--AFFILIATED CLASS 2:
  Franklin Foreign Securities (IQ Annuity TM)
                                                  2006        89      19.06         1,697          1.19%       1.45%         19.69%
                                                  2005       124      15.92         1,972          0.77%       1.45%          8.58%
                                                  2004        32      14.66           471          0.89%       1.45%         16.81%
                                                  2003        25      12.55           310          0.00%       1.45%         25.50%
  Franklin Growth and Income Securities (AnnuiChoice TM)
                                                  2006       107      15.29         1,636          2.69%       1.00%         15.59%
                                                  2005       142      13.22         1,873          2.46%       1.00%          2.48%
                                                  2004       208      12.90         2,677          2.44%       1.00%          9.51%
                                                  2003       126      11.78         1,484          0.00%       1.00%         17.80%
  Franklin Growth and Income Securities (AnnuiChoice TM 2)
                                                  2006         2      10.85            24          0.00%       1.15%          8.50%
  Franklin Growth and Income Securities (GrandMaster flex3 TM)
                                                  2006        47      14.95           698          2.73%       1.55%         14.95%
                                                  2005        34      13.01           445          2.41%       1.55%          1.92%
                                                  2004        57      12.76           722          2.83%       1.55%          8.87%
                                                  2003        38      11.72           445          0.00%       1.55%         17.20%
  Franklin Growth and Income Securities (Grandmaster TM)
                                                  2006        43      15.07           646          2.75%       1.35%         15.18%
                                                  2005        44      13.09           578          2.76%       1.35%          2.12%
                                                  2004        57      12.81           724          2.59%       1.35%          9.11%
                                                  2003        40      11.74           465          0.00%       1.35%         17.40%
  Franklin Growth and Income Securities (IQ Annuity TM)
                                                  2006        64      15.01           956          2.90%       1.45%         15.07%
                                                  2005       122      13.05         1,598          2.42%       1.45%          2.02%
                                                  2004       156      12.79         1,990          2.41%       1.45%          9.04%
                                                  2003       149      11.73         1,748          0.00%       1.45%         17.30%
  Franklin Growth and Income Securities (Pinnacleplus TM)
                                                  2006        27      14.43           396          2.86%       1.67%         14.81%
                                                  2005        16      12.57           206          2.31%       1.67%          1.79%
                                                  2004         7      12.34            89          2.52%       1.67%          8.72%
                                                  2003         3      11.35            34          0.00%       1.67%         13.50%
  Franklin Income Securities (AnnuiChoice TM)
                                                  2006       480      16.77         8,052          3.83%       1.00%         17.06%
                                                  2005       398      14.32         5,697          3.91%       1.00%          0.59%
                                                  2004       261      14.24         3,723          3.21%       1.00%         12.75%
                                                  2003       201      12.63         2,539          0.00%       1.00%         26.30%
  Franklin Income Securities (AnnuiChoice TM 2)
                                                  2006        20      10.64           216          0.00%       1.15%          6.43%
  Franklin Income Securities (GrandMaster flex3 TM)
                                                  2006       393      16.40         6,444          3.80%       1.55%         16.41%
                                                  2005       323      14.09         4,551          4.06%       1.55%          0.04%
                                                  2004       159      14.08         2,234          2.72%       1.55%         12.10%
                                                  2003        73      12.56           919          0.00%       1.55%         25.60%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS 2 (CONTINUED):
  Franklin Income Securities (Grandmaster TM)
                                                  2006       409    $ 16.53    $    6,755          4.75%       1.35%         16.65%
                                                  2005       204      14.17         2,889          3.49%       1.35%          0.24%
                                                  2004       172      14.14         2,436          3.11%       1.35%         12.31%
                                                  2003       141      12.59         1,779          0.00%       1.35%         25.90%
  Franklin Income Securities (IQ Annuity TM)
                                                  2006       442      16.46         7,279          3.12%       1.45%         16.53%
                                                  2005       256      14.13         3,620          4.27%       1.45%          0.14%
                                                  2004       115      14.11         1,618          2.61%       1.45%         12.16%
                                                  2003        66      12.58           824          0.00%       1.45%         25.80%
  Franklin Income Securities (Pinnacleplus TM)
                                                  2006       181      14.55         2,627          3.68%       1.67%         16.27%
                                                  2005       119      12.51         1,495          2.79%       1.67%         (0.09%)
                                                  2004        50      12.52           630          3.13%       1.67%         11.89%
                                                  2003        20      11.19           218          0.00%       1.67%         11.90%
  Franklin Income Securities (IQ Advisor Enhanced TM)
                                                  2006         1      13.16            10          3.76%       0.80%         17.30%
  Franklin Large Cap Growth Securities (AnnuiChoice TM)
                                                  2006        25      14.02           353          0.72%       1.00%          9.79%
                                                  2005        18      12.77           236          0.69%       1.00%          0.05%
                                                  2004        11      12.76           138          0.46%       1.00%          6.87%
                                                  2003        27      11.94           318          0.00%       1.00%         19.40%
  Franklin Large Cap Growth Securities (AnnuiChoice TM 2)
                                                  2006         - *    10.82             3          0.00%       1.15%          8.16%
  Franklin Large Cap Growth Securities (GrandMaster flex3 TM)
                                                  2006        28      13.71           379          0.75%       1.55%          9.18%
                                                  2005        43      12.55           542          0.48%       1.55%         (0.50%)
                                                  2004        69      12.62           870          0.41%       1.55%          6.23%
                                                  2003         9      11.88           108          0.00%       1.55%         18.80%
  Franklin Large Cap Growth Securities (Grandmaster TM)
                                                  2006         7      13.82            92          0.82%       1.35%          9.40%
                                                  2005        11      12.63           137          0.60%       1.35%         (0.30%)
                                                  2004        11      12.67           137          0.48%       1.35%          6.47%
                                                  2003         6      11.90            75          0.00%       1.35%         19.00%
  Franklin Large Cap Growth Securities (IQ Annuity TM)
                                                  2006        17      13.76           230          0.77%       1.45%          9.29%
                                                  2005        29      12.59           369          1.01%       1.45%         (0.40%)
                                                  2004        33      12.64           413          0.44%       1.45%          6.31%
                                                  2003        10      11.89           122          0.00%       1.45%         18.90%
  Franklin Large Cap Growth Securities (Pinnacleplus TM)
                                                  2006        21      12.52           265          0.71%       1.67%          9.05%
                                                  2005        26      11.48           300          0.69%       1.67%         (0.62%)
                                                  2004        40      11.55           462          0.45%       1.67%          6.06%
                                                  2003         6      10.89            68          0.00%       1.67%          8.90%
  Franklin Mutual Shares Securities (AnnuiChoice TM)
                                                  2006       251      17.39         4,367          2.02%       1.00%         17.20%
                                                  2005       264      14.84         3,916          0.99%       1.00%          9.45%
                                                  2004       180      13.56         2,443          0.74%       1.00%         11.51%
                                                  2003        88      12.16         1,075          0.00%       1.00%         21.60%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS 2 (CONTINUED):
  Franklin Mutual Shares Securities (AnnuiChoice TM 2)
                                                  2006         4    $ 10.80    $       41          0.00%       1.15%          8.01%
  Franklin Mutual Shares Securities (GrandMaster flex3 TM)
                                                  2006       244      17.01         4,148          2.07%       1.55%         16.55%
                                                  2005       191      14.60         2,786          0.97%       1.55%          8.85%
                                                  2004       117      13.41         1,574          0.83%       1.55%         10.92%
                                                  2003        37      12.09           442          0.00%       1.55%         20.90%
  Franklin Mutual Shares Securities (IQ Annuity TM)
                                                  2006       167      17.08         2,846          1.99%       1.45%         16.67%
                                                  2005       155      14.64         2,264          0.83%       1.45%          8.96%
                                                  2004       141      13.44         1,889          0.88%       1.45%         11.07%
                                                  2003       110      12.10         1,327          0.00%       1.45%         21.00%
  Franklin Mutual Shares Securities (Pinnacleplus TM)
                                                  2006       112      15.63         1,743          2.24%       1.67%         16.41%
                                                  2005        78      13.42         1,043          0.72%       1.67%          8.72%
                                                  2004        34      12.35           426          0.66%       1.67%         10.76%
                                                  2003         5      11.15            60          0.00%       1.67%         11.50%
  Franklin Mutual Shares Securities (IQ Advisor Standard TM)
                                                  2006         9      14.36           130          0.43%       0.60%         17.67%
                                                  2005         1      12.20             8          1.20%       0.60%          9.89%
  Franklin Mutual Shares Securities (Grandmaster TM)
                                                  2006       151      17.15         2,593          1.98%       1.35%         16.79%
                                                  2005       150      14.68         2,202          0.85%       1.35%          9.07%
                                                  2004       126      13.46         1,692          0.80%       1.35%         11.06%
                                                  2003       117      12.12         1,419          0.00%       1.35%         21.20%
  Templeton Foriegn Securities Fund (GrandMaster flex3 TM)
                                                  2006        89      18.98         1,686          1.20%       1.55%         19.57%
                                                  2005        99      15.87         1,579          1.08%       1.55%          8.47%
                                                  2004        68      14.63         1,002          1.13%       1.55%         16.67%
                                                  2003        34      12.54           421          0.00%       1.55%         25.40%
  Templeton Foriegn Securities Fund (Grandmaster TM)
                                                  2006        29      19.13           560          1.31%       1.35%         19.81%
                                                  2005        44      15.97           695          1.20%       1.35%          8.69%
                                                  2004        33      14.69           478          1.06%       1.35%         16.87%
                                                  2003        15      12.57           184          0.00%       1.35%         25.70%
  Templeton Foriegn Securities Fund (Pinnacleplus TM)
                                                  2006        20      17.73           356          1.17%       1.67%         19.42%
                                                  2005        21      14.84           316          1.13%       1.67%          8.34%
                                                  2004        13      13.70           178          1.22%       1.67%         16.50%
                                                  2003         3      11.76            36          0.00%       1.67%         17.60%
  Templeton Foreign Securities Fund (AnnuiChoice TM)
                                                  2006        93      19.40         1,809          1.14%       1.00%         20.24%
                                                  2005       104      16.14         1,682          1.10%       1.00%          9.07%
                                                  2004        62      14.80           924          0.94%       1.00%         17.37%
                                                  2003        23      12.61           291          0.00%       1.00%         26.10%
  Templeton Foreign Securities Fund (AnnuiChoice TM 2)
                                                  2006         5      10.96            56          0.00%       1.15%          9.64%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS 2 (CONTINUED):
  Templeton Foriegn Securities Fund (IQ Advisor Standard TM)
                                                  2006         4    $ 15.23    $       66          1.49%       0.60%         20.72%
                                                  2005         5      12.62            67          1.19%       0.60%          9.51%
                                                  2004         5      11.52            54          0.00%       0.60%         15.20%
  Templeton Growth Securities (AnnuiChoice TM)
                                                  2006       195      18.64         3,636          1.38%       1.00%         20.59%
                                                  2005       129      15.46         1,989          1.19%       1.00%          7.78%
                                                  2004        30      14.34           437          1.64%       1.00%         14.81%
                                                  2003         7      12.49            88          0.00%       1.00%         24.90%
  Templeton Growth Securities (AnnuiChoice TM 2)
                                                  2006         2      11.02            20          0.00%       1.15%         10.21%
  Templeton Growth Securities (GrandMaster flex3 TM)
                                                  2006       153      18.24         2,793          1.27%       1.55%         19.93%
                                                  2005       133      15.21         2,028          1.14%       1.55%          7.18%
                                                  2004        90      14.19         1,271          1.03%       1.55%         14.25%
                                                  2003        43      12.42           536          0.00%       1.55%         24.20%
  Templeton Growth Securities (Grandmaster TM)
                                                  2006       256      18.38         4,706          1.83%       1.35%         20.17%
                                                  2005        69      15.30         1,052          1.08%       1.35%          7.40%
                                                  2004        64      14.24           907          0.86%       1.35%         14.38%
                                                  2003        31      12.45           387          0.00%       1.35%         24.50%
  Templeton Growth Securities (IQ Annuity TM)
                                                  2006       136      18.31         2,492          1.24%       1.45%         20.05%
                                                  2005       109      15.25         1,662          1.09%       1.45%          7.29%
                                                  2004        72      14.22         1,020          1.42%       1.45%         14.40%
                                                  2003         9      12.43           109          0.00%       1.45%         24.30%
  Templeton Growth Securities (Pinnacleplus TM)
                                                  2006        66      16.88         1,108          1.38%       1.67%         19.78%
                                                  2005        38      14.10           530          0.62%       1.67%          7.05%
                                                  2004         6      13.17            73          0.82%       1.67%         14.12%
  Van Kampen LIT Comstock (AnnuiChoice TM)
                                                  2006        68      16.93         1,153          2.63%       1.00%         14.89%
                                                  2005        72      14.74         1,056          0.83%       1.00%          3.07%
                                                  2004        57      14.30           816          0.54%       1.00%         16.26%
                                                  2003        23      12.30           282          0.00%       1.00%         23.00%
  Van Kampen LIT Comstock (AnnuiChoice TM 2)
                                                  2006         - *    10.82             4          0.00%       1.15%          8.16%
  Van Kampen LIT Comstock (GrandMaster flex3 TM)
                                                  2006        67      16.56         1,116          2.60%       1.55%         14.25%
                                                  2005        63      14.49           918          0.96%       1.55%          2.50%
                                                  2004        62      14.14           872          0.66%       1.55%         15.62%
                                                  2003        43      12.23           529          0.00%       1.55%         22.30%
  Van Kampen LIT Comstock (Grandmaster TM)
                                                  2006        26      16.69           427          2.90%       1.35%         14.48%
                                                  2005        44      14.58           639          1.11%       1.35%          2.71%
                                                  2004        39      14.20           560          0.63%       1.35%         15.92%
                                                  2003        12      12.25           144          0.00%       1.35%         22.50%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen LIT Comstock (IQ Annuity TM)
                                                  2006        88    $ 16.63    $    1,459          2.52%       1.45%         14.37%
                                                  2005        86      14.54         1,252          0.84%       1.45%          2.61%
                                                  2004       115      14.17         1,626          0.23%       1.45%         15.77%
                                                  2003        13      12.24           155          0.00%       1.45%         22.40%
  Van Kampen LIT Comstock (Pinnacleplus TM)
                                                  2006        22      15.22           330          2.54%       1.67%         14.11%
                                                  2005        21      13.34           284          0.74%       1.67%          2.38%
                                                  2004        11      13.03           138          0.71%       1.67%         15.41%
                                                  2003         4      11.29            41          0.00%       1.67%         12.90%
  Van Kampen LIT Strategic Growth (AnnuiChoice TM)
                                                  2006         3      13.70            34          0.00%       1.00%          1.60%
                                                  2005         4      13.48            57          0.01%       1.00%          6.57%
                                                  2004         4      12.65            52          0.00%       1.00%          5.68%
                                                  2003         4      11.97            51          0.00%       1.00%         19.70%
  Van Kampen LIT Strategic Growth (AnnuiChoice TM 2)
                                                  2006         1      10.78             7          0.00%       1.15%          7.82%
  Van Kampen LIT Strategic Growth (GrandMaster flex3 TM)
                                                  2006         7      13.40            92          0.00%       1.55%          1.04%
                                                  2005         6      13.26            80          0.01%       1.55%          5.98%
                                                  2004         4      12.51            56          0.00%       1.55%          5.13%
                                                  2003         - *    11.90            --          0.00%       1.55%         19.00%
  Van Kampen LIT Strategic Growth (Grandmaster TM)
                                                  2006         2      13.51            20          0.00%       1.35%          1.24%
                                                  2005         4      13.34            49          0.02%       1.35%          6.19%
                                                  2004         6      12.56            69          0.00%       1.35%          5.28%
                                                  2003         5      11.93            65          0.00%       1.35%         19.30%
  Van Kampen LIT Strategic Growth (IQ Annuity TM)
                                                  2006         - *    13.45             4          0.00%       1.45%          1.14%
                                                  2005         1      13.30            11          0.01%       1.45%          6.08%
                                                  2004         1      12.54            16          0.00%       1.45%          5.20%
                                                  2003         - *    11.92             6          0.00%       1.45%         19.20%
  Van Kampen LIT Strategic Growth (Pinnacleplus TM)
                                                  2006         1      11.87            17          0.00%       1.67%          0.92%
                                                  2005         1      11.77             9          0.01%       1.67%          5.85%
                                                  2004         1      11.12             6          0.00%       1.67%          5.00%
  Van Kampen UIF Emerging Markets Debt (Grandmaster TM)
                                                  2006        17      16.35           279          8.22%       1.35%          9.31%
                                                  2005        22      14.95           331          9.60%       1.35%         10.63%
                                                  2004        21      13.52           284          9.82%       1.35%          8.59%
                                                  2003        28      12.45           349          0.00%       1.35%         24.50%
  Van Kampen UIF Emerging Markets Debt (IQ Annuity TM)
                                                  2006         6      16.28           104          7.69%       1.45%          9.20%
                                                  2005        15      14.91           228         10.37%       1.45%         10.52%
                                                  2004        20      13.49           270          9.39%       1.45%          8.44%
                                                  2003        36      12.44           450          0.00%       1.45%         24.40%
  Van Kampen UIF Emerging Markets Debt (Pinnacleplus TM)
                                                  2006        10      14.23           135         10.03%       1.67%          8.96%
                                                  2005         7      13.06            90          5.83%       1.67%         10.27%
                                                  2004         5      11.84            60         10.73%       1.67%          8.23%
                                                  2003         1      10.94             8          0.00%       1.67%          9.40%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS 2 (CONTINUED):
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM)
                                                  2006        31    $ 31.62    $      982          0.71%       1.00%         35.80%
                                                  2005        40      23.28           920          0.35%       1.00%         32.43%
                                                  2004        48      17.58           840          0.52%       1.00%         21.75%
                                                  2003         5      14.44            69          0.00%       1.00%         44.40%
  Van Kampen UIF Emerging Markets Equity (AnnuiChoice TM 2)
                                                  2006         - *    11.99             5          0.00%       1.15%         19.89%
  Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 TM)
                                                  2006        30      30.92           942          0.62%       1.55%         35.05%
                                                  2005        41      22.90           946          0.12%       1.55%         31.70%
                                                  2004        23      17.39           401          0.67%       1.55%         21.10%
                                                  2003         9      14.36           132          0.00%       1.55%         43.60%
  Van Kampen UIF Emerging Markets Equity (Grandmaster TM)
                                                  2006        13      31.18           403          0.69%       1.35%         35.32%
                                                  2005        11      23.04           247          0.34%       1.35%         31.97%
                                                  2004         2      17.46            37          1.09%       1.35%         21.33%
                                                  2003         1      14.39            17          0.00%       1.35%         43.90%
  Van Kampen UIF Emerging Markets Equity (IQ Annuity TM)
                                                  2006        35      31.05         1,094          1.10%       1.45%         35.19%
                                                  2005        46      22.97         1,057          0.50%       1.45%         31.83%
                                                  2004        88      17.42         1,535          1.54%       1.45%         21.22%
                                                  2003         4      14.37            60          0.00%       1.45%         43.70%
  Van Kampen UIF Emerging Markets Equity (Pinnacleplus TM)
                                                  2006        12      27.03           326          0.73%       1.67%         34.89%
                                                  2005         6      20.04           113          0.32%       1.67%         31.54%
                                                  2004         4      15.24            64          0.73%       1.67%         20.95%
                                                  2003         5      12.60            67          0.00%       1.67%         26.00%
  Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard TM)
                                                  2006         1      21.69            20          0.00%       0.60%         36.35%
  Van Kampen UIF U. S. Real Estate (Pinnacleplus TM)
                                                  2006        30      23.95           723          1.23%       1.67%         35.38%
                                                  2005        23      17.69           413          1.27%       1.67%         14.81%
                                                  2004        19      15.41           296          2.11%       1.67%         33.77%
                                                  2003         3      11.52            29          0.00%       1.67%         15.20%
  Van Kampen UIF U.S. Real Estate (Grandmaster TM)
                                                  2006        39      27.73         1,095          1.28%       1.35%         35.82%
                                                  2005        45      20.42           915          1.34%       1.35%         15.18%
                                                  2004        41      17.73           732          1.81%       1.35%         34.22%
                                                  2003        34      13.21           455          0.00%       1.35%         32.10%
  Van Kampen UIF U.S. Real Estate (IQ Annuity TM)
                                                  2006        30      27.62           837          1.25%       1.45%         35.68%
                                                  2005        30      20.36           610          1.43%       1.45%         15.06%
                                                  2004        28      17.69           497          2.11%       1.45%         34.12%
                                                  2003        13      13.19           172          0.00%       1.45%         31.90%
  Van Kampen UIF U.S. Real Estate (IQ Advisor Standard TM)
                                                  2006         8      21.32           176          0.74%       0.60%         36.84%
                                                  2005         3      15.58            44          1.41%       0.60%         16.05%
                                                  2004         3      13.43            38          0.00%       0.60%         34.30%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS B:
  DWS Equity 500 Index (AnnuiChoice TM)
                                                  2006       107    $ 13.69    $    1,466          0.96%       1.00%         14.09%
                                                  2005       129      12.00         1,547          1.19%       1.00%          3.38%
                                                  2004       132      11.61         1,528          0.72%       1.00%          9.22%
                                                  2003        51      10.63           540          0.43%       1.00%         26.55%
                                                  2002        11       8.40            91          1.88%       1.00%        (16.00%)
  DWS Equity 500 Index (AnnuiChoice TM 2)
                                                  2006         1      10.89             8          0.00%       1.15%          8.86%
  DWS Equity 500 Index (GrandMaster flex3 TM)
                                                  2006        77      12.82           992          0.89%       1.55%         13.46%
                                                  2005       157      11.30         1,777          1.29%       1.55%          2.80%
                                                  2004       168      10.99         1,843          0.61%       1.55%          8.60%
                                                  2003       107      10.12         1,087          0.49%       1.55%         25.87%
                                                  2002         7       8.04            55          4.21%       1.55%        (19.60%)
  DWS Equity 500 Index (Grandmaster TM)
                                                  2006       176      12.81         2,260          0.96%       1.35%         13.69%
                                                  2005       223      11.27         2,512          1.28%       1.35%          3.01%
                                                  2004        92      10.94         1,008          0.00%       1.35%          9.40%
  DWS Equity 500 Index (IQ3 TM)
                                                  2006        94      13.37         1,260          0.71%       1.45%         13.58%
                                                  2005       233      11.77         2,746          1.32%       1.45%          2.91%
                                                  2004       485      11.44         5,553          0.23%       1.45%          8.75%
                                                  2003        95      10.52           995          0.64%       1.45%         25.99%
                                                  2002        25       8.35           208          2.39%       1.45%        (16.50%)
  DWS Equity 500 Index (Pinnacleplus TM)
                                                  2006        16      13.95           225          0.87%       1.67%         13.33%
                                                  2005        15      12.31           191          1.19%       1.67%          2.68%
                                                  2004        10      11.99           126          0.78%       1.67%          8.51%
                                                  2003         7      11.05            74          0.00%       1.67%         10.50%
  DWS Equity 500 Index (IQ Advisor Standard TM)
                                                  2006        12      12.80           156          0.80%       0.60%         14.55%
                                                  2005         9      11.17           104          1.30%       0.60%          3.79%
                                                  2004         9      10.76           100          0.00%       0.60%          7.60%
  DWS Small Cap Index (AnnuiChoice TM)
                                                  2006        61      15.46           943          0.55%       1.00%         16.02%
                                                  2005        54      13.33           714          0.66%       1.00%          2.96%
                                                  2004        59      12.94           761          0.27%       1.00%         16.26%
                                                  2003        97      11.13         1,078          0.05%       1.00%         44.55%
                                                  2002         - *     7.70             2          0.99%       1.00%        (23.00%)
  DWS Small Cap Index (AnnuiChoice TM 2)
                                                  2006         - *    10.90             4          0.00%       1.15%          9.03%
  DWS Small Cap Index (GrandMaster flex3 TM)
                                                  2006        22      14.95           335          0.54%       1.55%         15.38%
                                                  2005        24      12.96           309          0.64%       1.55%          2.39%
                                                  2004        21      12.66           267          0.24%       1.55%         15.72%
                                                  2003        46      10.94           499          0.22%       1.55%         43.76%
                                                  2002         2       7.61            17          4.94%       1.55%        (23.90%)
  DWS Small Cap Index (Grandmaster TM)
                                                  2006         7      13.73           101          0.14%       1.35%         15.61%
                                                  2005         8      11.87            98          0.17%       1.35%          2.59%
                                                  2004         2      11.57            24          0.00%       1.35%         15.70%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

                               Separate Account I
                                       of
                        Integrity Life Insurance Company

                    Notes to Financial Statements (continued)

4. FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                             INVESTMENT
                                                          UNITS      UNIT      NET ASSETS      INCOME       EXPENSE       TOTAL
                   DIVISION                       YEAR    (000S)     VALUE      (000S)       RATIO (1)       RATIO      RETURN (2)
------------------------------------------------------------------------------------------------------------------------------------
NON--AFFILIATED CLASS B (CONTINUED):
  DWS Small Cap Index (IQ3 TM)
                                                  2006        43    $ 15.01    $      646          0.56%       1.45%         15.50%
                                                  2005        52      13.00           681          0.78%       1.45%          2.49%
                                                  2004       109      12.68         1,381          0.27%       1.45%         15.69%
                                                  2003        45      10.96           491          0.70%       1.45%         44.02%
                                                  2002        17       7.61           129          1.57%       1.45%        (23.90%)
  DWS Small Cap Index (Pinnacleplus TM)
                                                  2006        11      15.73           168          0.53%       1.67%         15.24%
                                                  2005        13      13.65           181          0.64%       1.67%          2.26%
                                                  2004        13      13.35           172          0.18%       1.67%         15.48%
                                                  2003         3      11.56            40          0.00%       1.67%         15.60%
  DWS Small Cap Index (IQ Advisor Standard TM)
                                                  2006         2      13.37            26          0.00%       0.60%         16.49%


(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

STATUTORY-BASIS FINANCIAL STATEMENTS


Integrity Life Insurance Company
Years ended December 31, 2006 and 2005

                        Integrity Life Insurance Company

                      Statutory-Basis Financial Statements

                     Years Ended December 31, 2006 and 2005


                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Financial Statements

Balance Sheets (Statutory-Basis)...............................................2
Statements of Operations (Statutory-Basis).....................................3
Statements of Changes in Capital and Surplus (Statutory-Basis).................4
Statements of Cash Flow (Statutory-Basis)......................................5
Notes to Financial Statements (Statutory-Basis)................................6

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

Cincinnati, Ohio                                     /s/ Ernst & Young LLP
April 9, 2007

                        Integrity Life Insurance Company

                        Balance Sheets (Statutory-Basis)

                                                                                          DECEMBER 31
                                                                                     2006             2005
                                                                                 ----------------------------
                                                                                         (in thousands)
ADMITTED ASSETS
Cash and invested assets:
    Debt securities                                                              $ 1,324,042      $ 1,375,338
    Preferred and common stocks                                                      246,555          184,128
    Investment in common stock of subsidiary                                         129,074           98,327
    Mortgage loans                                                                    44,011           19,898
    Policy loans                                                                     116,450          111,260
    Cash, cash equivalents and short-term investments                                 73,063            3,207
    Receivable for securities                                                         16,295            1,265
    Other invested assets                                                             79,827                -
                                                                                 ----------------------------
Total cash and invested assets                                                     2,029,317        1,793,423


Investment income due and accrued                                                     20,920           20,238
Premiums deferred and uncollected                                                       (515)          (1,278)
Net deferred tax asset                                                                30,745           22,201
Receivables from parent, subsidiaries and affiliates                                   4,799           79,769
Other admitted assets                                                                  4,455            6,334
Separate account assets                                                            2,559,276        2,296,273
                                                                                 ----------------------------
Total admitted assets                                                            $ 4,648,997      $ 4,216,960
                                                                                 =============================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                  $ 1,536,160      $ 1,564,100
      Policy and contract claims                                                          48               43
      Deposits on policies to be issued                                                7,012            1,624
                                                                                 ----------------------------
    Total policy and contract liabilities                                          1,543,220        1,565,767


    General expense due and accrued                                                      780            5,053
    Current federal income taxes payable                                               9,907                -
    Transfer to separate accounts due and accrued (net)                               32,040          (26,327)
    Asset valuation reserve                                                           46,159           32,808
    Other liabilities                                                                 64,272           58,567
    Borrowed money and interest                                                       54,970           48,198
    Separate account liabilities                                                   2,559,276        2,296,273
                                                                                 ----------------------------
Total liabilities                                                                  4,310,624        3,980,339


Capital and surplus:
    Common stock, $2 par value, 1,500 shares
      authorized, issued and outstanding                                               3,000            3,000
    Paid-in surplus                                                                  405,795          405,795
    Accumulated deficit                                                              (70,422)        (172,174)
                                                                                 ----------------------------
Total capital and surplus                                                            338,373          236,621
                                                                                 ----------------------------
Total liabilities and capital and surplus                                        $ 4,648,997      $ 4,216,960
                                                                                 =============================

See accompanying notes.

                        Integrity Life Insurance Company

                   Statements of Operations (Statutory-Basis)

                                                                                    YEAR ENDED DECEMBER 31
                                                                                     2006             2005
                                                                                 ----------------------------
                                                                                         (in thousands)
Premiums and other revenues:
    Premiums and annuity considerations                                          $ 554,848          $ 366,717
    Net investment income                                                          101,533             97,542
    Considerations for supplementary contracts with life contingencies               1,168              1,024
    Amortization of the interest maintenance reserve                                (1,259)              (383)
    Reserve adjustments on reinsurance ceded                                      (150,270)          (116,379)
    Fees from management of separate account mutual funds                           12,988             15,512
    Other revenues                                                                   5,122              4,135
                                                                                 ----------------------------
Total premiums and other revenues                                                  524,130            368,168

Benefits paid or provided:
    Death benefits                                                                   3,404              6,782
    Annuity benefits                                                                68,606             57,437
    Surrender benefits                                                             358,899            243,647
    Payments on supplementary contracts                                              1,865              1,778
    Other benefits                                                                   2,021              2,008
    Increase (decrease) in policy reserves and other policyholders' funds          (28,583)            25,267
                                                                                 ----------------------------
Total benefits paid or provided                                                    406,212            336,919

Insurance expenses and other deductions:
    Commissions                                                                     29,389             22,794
    Commissions and expenses on reinsurance assumed                                    139                153
    General expenses                                                                17,748             21,028
    Net transfers to (from) separate accounts                                       55,274             (8,367)
    Other deductions                                                                 2,038                248
                                                                                 ----------------------------
Total insurance expenses and other deductions                                      104,588             35,856
                                                                                 ----------------------------

Gain (loss) from operations before federal income tax expense
    and net realized capital gains (losses)                                         13,330             (4,605)
Federal income tax expense (benefit), excluding tax
    on capital gains                                                               (26,122)                 -
                                                                                 ----------------------------
Gain (loss) from operations before net realized capital
    gains (losses)                                                                  39,452             (4,605)
Net realized capital gains or (losses) (excluding gains (losses) transferred to
    IMR and capital gains tax)                                                      36,254             15,164
                                                                                 ----------------------------
Net income (loss)                                                                $  75,706          $  10,559
                                                                                 ============================

See accompanying notes.

                        Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)

                     Years Ended December 31, 2006 and 2005

                                                                                             ACCUMULATED        TOTAL CAPITAL
                                                    COMMON STOCK     PAID-IN SURPLUS           DEFICIT           AND SURPLUS
                                                   --------------------------------------------------------------------------
                                                                             (in thousands)
Balance, January 1, 2005                                 $ 3,000           $ 405,795          $ (163,800)          $ 244,995

Net income                                                     -                   -              10,559              10,559
Change in net deferred income tax asset                        -                   -             (48,903)            (48,903)
Net change in unrealized loss on investments
    (net of deferred taxes of $2,950)                          -                   -              (8,847)             (8,847)
Net change in nonadmitted
    assets and related items                                   -                   -              51,470              51,470
Change in asset valuation reserve                              -                   -               2,152               2,152
Change in reserve on account of change
    in valuation basis                                         -                   -              (3,483)             (3,483)
Change in surplus in separate accounts                         -                   -             (11,322)            (11,322)
                                                   --------------------------------------------------------------------------
Balance, December 31, 2005                                 3,000             405,795            (172,174)            236,621

Net income                                                     -                   -              75,706              75,706
Change in net deferred income tax asset                        -                   -             (46,973)            (46,973)
Net change in unrealized loss on investments
    (net of deferred taxes of $5,620)                          -                   -              42,992              42,992
Net change in nonadmitted assets
    and related items                                          -                   -              52,774              52,774
Change in asset valuation reserve                              -                   -             (13,351)            (13,351)
Change in surplus in separate accounts                         -                   -              (9,396)             (9,396)
                                                   --------------------------------------------------------------------------
Balance, December 31, 2006                               $ 3,000           $ 405,795           $ (70,422)          $ 338,373
                                                   ==========================================================================

See accompanying notes.

                        Integrity Life Insurance Company

                    Statements of Cash Flow (Statutory-Basis)

                                                                                   YEAR ENDED DECEMBER 31
                                                                                   2006              2005
                                                                              -------------------------------
                                                                                       (in thousands)
Cash from Operations:
    Premiums collected net of reinsurance                                        $ 555,169         $ 370,624
    Net investment income received                                                  99,122            96,495
    Benefits paid                                                                 (584,185)         (434,381)
    Net transfers from (to) separate accounts                                      (11,775)           (3,863)
    Commissions and expense paid                                                   (53,701)          (44,312)
    Other, net                                                                      79,237            19,647
                                                                              -------------------------------
    Net cash from (for) operations                                                  83,867             4,210

CASH FROM INVESTMENTS:
    Proceeds from investments sold, matured or repaid:
      Debt securities                                                            1,178,471           743,601
      Stocks                                                                       102,074            24,649
      Mortgage loans                                                                 2,057             1,457
      Other invested assets                                                         12,445                 -
      Miscellaneous proceeds                                                           867             4,017
                                                                              -------------------------------
    Net proceeds from investments sold, matured or repaid                        1,295,914           773,724

    Cost of investments acquired:
      Debt securities                                                            1,123,131           816,674
      Common stocks                                                                148,904            61,035
      Mortgage loans                                                                26,171             5,832
      Other invested assets                                                         90,334                 -
      Miscellaneous applications                                                     3,440            11,889
                                                                              -------------------------------
    Total cost of investments acquired                                           1,391,980           895,430

    Net change in policy and other loans                                            (5,190)            2,480
                                                                              -------------------------------
    Net cash from (for) investments                                               (101,256)         (119,226)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
    Borrowed money                                                                   6,772            48,198
    Net deposits on deposit-type contract funds and other insurance liabilities      1,328             3,274
    Other cash applied                                                              79,145           (28,913)
                                                                              -------------------------------
    Net cash from (for) financing and miscellaneous sources                         87,245            22,559
                                                                              -------------------------------


    Net change in cash, cash equivalents and short-term investments                 69,856           (92,457)
    Cash, cash equivalents and short-term investments:
      Beginning of year                                                              3,207            95,664
                                                                              -------------------------------
      End of year                                                                 $ 73,063           $ 3,207
                                                                              ===============================

See accompanying notes.

                        Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory-Basis)

                                December 31, 2006


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company's wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

In June 2004, Western and Southern announced that its parent, Western & Southern Mutual Holding Company (Mutual Holding), agreed to form a strategic alliance with Lafayette Life Mutual Insurance Holding Company, Inc. (Lafayette). The boards of directors of Mutual Holding and Lafayette approved an agreement for a mutual merger between the two enterprises. As a result of the merger, the subsidiaries of Lafayette, including The Lafayette Life Insurance Company (Lafayette Life) became members of Mutual Holding, effective June 15, 2005. This transaction will not affect premiums or change policy benefits, guaranteed values or other policy obligations for the Company's policyholders.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SUBSIDIARIES

The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," (principally a portion of deferred tax assets) and other assets not specifically identified as an admitted asset within the NAIC's Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOW

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

                                                                                         DECEMBER 31
                                                                                   2006                2005
                                                                              ---------------------------------
                                                                                        (in thousands)
Capital and surplus as reported in the accompanying statutory-basis
   financial statements                                                       $     338,373       $     236,621
Adjustments to customer deposits                                                   (123,540)            (93,734)
Adjustments to invested asset carrying values                                        67,958              63,249
Asset valuation reserve                                                              46,159              32,808
Value of insurance in force                                                          39,948              73,548
Deferred policy acquisition costs                                                    88,598              61,409
Deferred sales inducements                                                            8,173               4,738
Adjustments to investment in subsidiary excluding net unrealized gains
   (losses)                                                                         104,281             106,944
Western & Southern reinsurance                                                      (92,842)            (86,141)
Other                                                                               (14,204)             50,799
                                                                              ---------------------------------
Stockholder's equity, GAAP basis                                              $     462,904       $     450,241
                                                                              =================================

                                                                                     YEAR ENDED DECEMBER 31
                                                                                    2006               2005
                                                                              ---------------------------------
                                                                                         (in thousands)
Net income as reported in the accompanying statutory -basis financial
   statements                                                                 $      75,706       $      10,559
Deferred policy acquisition costs, net of amortization                               17,887               8,030
Deferred sales inducements, net of amortization                                       1,595               1,576
Adjustments to customer deposits                                                    (11,719)            (14,357)
Adjustments to invested asset carrying values at acquisition date                     6,635               3,348
Amortization of value of insurance in force                                         (11,230)            (19,671)
Amortization of interest maintenance reserve                                          1,259                 383
Adjustments for realized investment gains/losses                                    (11,535)             10,355
Adjustments for federal income tax expense                                          (47,191)              1,674
Investment in subsidiary                                                              6,071              19,374
Income from modco reinsurance treaty                                                 (6,700)             (1,914)
Other                                                                                    33               1,108
                                                                              ----------------------------------
Net income, GAAP basis                                                        $      20,811       $      20,465
                                                                              ==================================

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Other significant statutory accounting practices are as follows:

INVESTMENTS

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company's insurance subsidiary is reported at its underlying statutory equity. The net change in the subsidiary's equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the

                        Integrity Life Insurance Company

Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

PREMIUMS

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

POLICY RESERVES

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities purchased under the agreements as collateral. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $55.0 million and $48.2 million of mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2006 and 2005, respectively.

                        Integrity Life Insurance Company

SECURITIES LENDING

The Company has loaned $87.1 million and $62.5 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006 and 2005, respectively. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. The Company had $47.3 million and $52.5 million of unrestricted collateral and $41.9 and $11.6 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005, respectively.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for variable annuity contracts and market value adjustment annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

FEDERAL INCOME TAXES

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

                        Integrity Life Insurance Company

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain 2005 amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

                        Integrity Life Insurance Company

2.  INVESTMENTS

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                                                     GROSS             GROSS
                                              BOOK/ ADJUSTED      UNREALIZED         UNREALIZED
                                              CARRYING VALUE         GAINS             LOSSES         FAIR VALUE
                                            ------------------------------------------------------------------------
                                                                        (in thousands)
 At December 31, 2006:
  U.S. Treasury securities and obligations
    of U.S. government agencies               $       32,116     $           5     $        (303)   $      31,818
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                            54,771               141              (582)          54,330
  Corporate securities/asset-backed
    securities                                       903,732            37,752           (18,410)         923,074
  Mortgage-backed securities                         333,423             4,254            (3,553)         334,124
                                            ------------------------------------------------------------------------
Total                                          $   1,324,042     $      42,152     $     (22,848)   $   1,343,346
                                            ========================================================================

 At December 31, 2005:
  U.S. Treasury securities and obligations
    of U.S. government agencies                $      26,721     $         131     $        (328)   $      26,524
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                            29,666                27              (412)          29,281
  Corporate securities/asset-backed
    securities                                       935,725            54,514           (17,646)         972,593
  Mortgage-backed securities                         383,226             4,802            (4,327)         383,701
                                            ------------------------------------------------------------------------
Total                                          $   1,375,338     $      59,474     $     (22,713)   $   1,412,099
                                            ========================================================================

                        Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $66.0 million and $63.3 million, respectively, with an aggregate fair value of $71.7 and $71.4, respectively. Such holdings amount to 5.0 % and 4.6%, respectively, of the Company's investments in debt securities and 1.4% and 1.5%, respectively, of the Company's total admitted assets as December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

During 2006, the NAIC held discussions regarding the appropriate classification of certain securities on an insurer's balance sheet. These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations. As a result of these discussions, the NAIC required that various securities be reclassified from debt securities to preferred stocks in the balance sheet. During 2006, the Company reclassified 2 securities held at December 31, 2005 with a book value of $7.2 million and a fair value of $7.0 million. The December 31, 2005 balances in these financial statements have not been adjusted to reflect the security reclassifications.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                                     UNREALIZED LOSSES LESS           UNREALIZED LOSSES GREATER
                                                   THAN OR EQUAL TO 12 MONTHS              THAN 12 MONTHS
                                               ------------------------------------------------------------------
                                                  UNREALIZED                        UNREALIZED
                                                    LOSSES         FAIR VALUE         LOSSES          FAIR VALUE
                                               ------------------------------------------------------------------
At December 31,2006:                                                     (in thousands)
  U.S. Treasury securities and obligations
     of U.S. government corporations and
     agencies                                   $       (303)    $      30,843     $         -       $          -
  Debt securities issued by states of the
     U.S. and political subdivisions of the
     states                                                -                 -            (582)            10,683
  Corporate securities/asset-backed
     securities                                       (3,231)          198,226         (15,179)           177,293
  Mortgage-backed securities                          (2,051)          166,060          (1,502)            85,473
                                               ------------------------------------------------------------------
Total                                           $     (5,585)    $     395,129     $   (17,263)      $    273,449
                                               ==================================================================
Preferred stocks                                $       (166)    $      12,756     $    (2,366)      $     21,253
                                               ==================================================================
Common stocks, unaffiliated                     $       (306)    $       3,547     $         -       $         -
                                               ==================================================================

                        Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

                                                     UNREALIZED LOSSES LESS           UNREALIZED LOSSES GREATER
                                                   THAN OR EQUAL TO 12 MONTHS              THAN 12 MONTHS
                                               ------------------------------------------------------------------
                                                  UNREALIZED                        UNREALIZED
                                                    LOSSES         FAIR VALUE         LOSSES          FAIR VALUE
                                               ------------------------------------------------------------------
At December 31, 2005:                                                     (in thousands)
 U.S. Treasury securities and obligation of     $
    U.S. government corporations and agencies           (328)     $      16,956    $             -   $          -
 Debt securities issued by states of the U.S.
    and political subdivisions of the states             (24)             3,076            (388)            7,957
 Corporate securities/asset-backed securities         (5,564)           307,749         (12,082)           97,286
 Mortgage-backed securities                           (3,902)           245,040            (425)           13,508
                                               ------------------------------------------------------------------
Total                                           $     (9,818)     $     572,821    $    (12,895)     $    118,751
                                               ==================================================================
Preferred stocks                                $        (80)     $       6,829    $     (1,744)     $     20,369
                                               ==================================================================
Common stocks, unaffiliated                     $       (956)     $       8,928    $          -      $          -
                                               ==================================================================

Investments that are impaired at December 31, 2006 and 2005, for which an other-than-temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 3.6% and 3.5% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 223 securities held that are considered temporarily impaired, 97 of which have been impaired for 12 months or longer. At December 31, 2005, there were a total of 200 securities held that are considered temporarily impaired, 24 of which have been impaired for 12 months or longer.

                        Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:

                                            COST OR AMORTIZED        FAIR VALUE
                                                  COST
                                          --------------------------------------
                                                        (in thousands)
Years to maturity:
   One or less                            $         43,464        $      43,645
   After one through five                          162,580              165,226
   After five through ten                          247,773              237,178
   After ten                                       536,802              563,173
   Mortgage-backed securities                      333,423              334,124
                                          --------------------------------------
Total                                     $      1,324,042        $   1,343,346
                                          ======================================

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2006 and 2005 were $487.8 million and $264.2 million; gross gains of $9.4 million and $9.8 million, and gross losses of $7.9 million and $4.2 million were realized on those sales, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are follows for the years ended December 31:

                                                         2006            2005
                                                      -------------------------
                                                              (in thousands)
Realized capital gains (losses)                       $   3,074        $ 11,545
  Less amount transferred to IMR                         (6,631)         (3,704)
  Less federal income taxes of realized
     capital gains                                      (26,549)             85
                                                      -------------------------
Net realized capital gains (losses)                   $  36,254        $ 15,164
                                                      =========================

                        Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

Unrealized gains and losses on investment in common stocks, and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those are as follows:

                                                 COST          GROSS UNREALIZED   GROSS UNREALIZED     FAIR VALUE
                                                                    GAINS              LOSSES
                                          ------------------------------------------------------------------------
                                                                       (in thousands)
At December 31, 2006:
   Preferred stocks                          $     143,446     $       2,549     $      (2,532)     $     143,463

   Common stocks, unaffiliated               $      24,260     $      79,155     $        (306)     $     103,109
   Common stock of subsidiaries
      and affiliates                               123,125             5,949                 -            129,074
                                          ------------------------------------------------------------------------
                                             $     147,385     $      85,104     $        (306)     $     232,183
                                          ========================================================================

At December 31, 2005:
   Preferred stocks                          $      99,387     $         850     $      (1,824)     $      98,413

   Common stocks, unaffiliated               $      21,949     $      63,748     $        (956)     $      84,741
   Common stock of subsidiaries
      and affiliates                               123,125                 -           (24,798)            98,327
                                          ------------------------------------------------------------------------
                                             $     145,074     $      63,748     $     (25,754)     $     183,068
                                          ========================================================================

Proceeds from the sales of investments in equity securities during 2006 and 2005 were $48.6 million and $24.4 million; gross gains of $1.9 million and $7.7 million and gross losses of $0.7 million and $0.6 million were realized on those sales in 2006 and 2005, respectively.

                        Integrity Life Insurance Company

2.  INVESTMENTS (CONTINUED)

Net investment income consisted of the following for the years ended December
31:

                                                                        2006              2005
                                                                  ----------------------------------
                                                                            (in thousands)
 Debt securities                                                  $        72,393   $        79,584
 Equity securities                                                         13,598             5,812
 Mortgage loans                                                             2,226             1,302
 Policy loans                                                               8,839             8,602
 Cash, cash equivalents and short-term investments                          3,022             3,832
 Other invested assets                                                        128                 -
 Other                                                                      2,814               (53)
                                                                  ----------------------------------
Gross investment income                                                   103,020            99,079
Investment expenses                                                         1,487             1,537
                                                                  ----------------------------------
Net investment income                                             $       101,533   $        97,542
                                                                  ==================================

The Company's investments in mortgage loans principally involve commercial loans. At December 31, 2006, 44.8% of such mortgages involved properties located in California and Kentucky. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $19.7 million. During 2006, the respective maximum and minimum lending rates for mortgage loans issued were 6.07% and 11.75%. At the issuance of a loan, the percentage of any one loan to value of security is exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2006, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

3. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

Fair values for cash, cash equivalents and short-term investments approximate cost.

Fair values for debt and equity securities are disclosed in Note 2.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related

                        Integrity Life Insurance Company

3. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

underlying collateral or carrying value of the loan. Carrying value of mortgage loans were $44.0 million and $19.9 million at December 31, 2006 and 2005, respectively. Fair values of mortgage loans were $45.1 million and $21.4 million at December 31, 2006 and 2005, respectively.

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts. Carrying value of liabilities under investment-type insurance and deposit fund liabilities were $1,253.5 million and $1,285.5 million at December 31, 2006 and 2005, respectively. Fair values of liabilities under investment-type insurance contracts and deposit fund liabilities were $1,424.6 million and $1,494.3 million at December 31, 2006 and 2005, respectively.

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values. Carrying value of separate account annuity reserves were $2,499.1 million and $2,250.6 million at December 31, 2006 and 2005, respectively. Fair value of separate account annuity reserves were $2,446.4 million and $2,208.2 million at December 31, 2006 and 2005, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $116.5 million and $111.3 million at December 31, 2006 and 2005, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

4. RELATED PARTY TRANSACTIONS

Western and Southern, Fort Washington and IFS perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, investment functions, policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services and personnel functions. During 2006, the Company paid $11.9 million, $1.3 million and $6.1 million to Western and Southern, Ft. Washington, and IFS, respectively. During 2005, the Company paid $1.2 million and $1.1 million to Western and Southern and Ft. Washington, respectively, and received $10.8 million from National Integrity relating to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

In 2005, the Company participated in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "other assets" on the balance sheets, was $74.8 million at December 31, 2005. The Company did not participate in a short-term investment pool with its affiliates at December 31, 2006.

                        Integrity Life Insurance Company

4. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company has not guaranteed any obligation of its affiliates as of December 31, 2006.

The Company has entered into a reinsurance agreement with Western and Southern. See Note 5 for further description.

5. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

                                                    2006                2005
                                             ----------------------------------
                                                         (in thousands)
Direct premiums                              $      560,068      $      381,600
Assumed premiums
   Non-affiliates                                       185                 190
Ceded premiums
   Affiliates                                        (3,009)            (12,588)
   Non-affiliates                                    (2,396)             (2,458)
                                             ----------------------------------
Net premiums                                 $      554,848      $      366,717
                                             ==================================

The Company's ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

                                                    2006                2005
                                             ----------------------------------
                                                       (in thousands)
Benefits paid or provided:
  Affiliates                                        156,555             127,447
  Non-affiliates                                      4,048               5,573
Policy and contract liabilities:
  Non-affiliates                                     12,320              15,903

                        Integrity Life Insurance Company

5. REINSURANCE (CONTINUED)

In 2006 and 2005, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2006, if all reinsurance ceded agreements were cancelled.

6. FEDERAL INCOME TAXES

Beginning in 2006, the Company is included in the consolidated federal income tax return of Western and Southern. The Company had a payable to Western and Southern in the amount of $9.9 million at December 31, 2006.

The components of other tax-related carryovers for the Company are as follows:

                                                                          CARRYOVER           EXPIRATION DATES
                                                                    ------------------------------------------------
                                                                                    (in thousands)
General business credit carryover                                      $            338          2007 - 2009
Foreign tax credit carryover                                                        145             2008
Alternative minimum tax (AMT ) credit carryover                                   2,459         Indefinitely
Capital loss carryover                                                           63,214          2007 - 2010

The change in net deferred income taxes is comprised of the following:

                                                                 DECEMBER 31
                                                          2006                2005                  CHANGE
                                                   -----------------------------------------------------------------
                                                                          (in thousands)
Total deferred tax assets                             $    79,539         $    124,413              $  (44,874)
Total deferred tax liabilities                            (30,019)             (22,300)                 (7,719)
                                                   -----------------------------------------------------------------
Net deferred tax asset (liability)                    $    49,520         $    102,113                 (52,593)
                                                   =======================================
Tax effect of unrealized gains (losses)                                                                 (5,620)
                                                                                            ------------------------
Change in net deferred income taxes                                                                 $  (46,973)
                                                                                            ========================

                        Integrity Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

Nonadmitted deferred tax assets increased (decreased) by $(61.1) million and $(54.1) million for the years ended December 31, 2006 and 2005, respectively.

Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                                                 YEAR ENDED DECEMBER 31
                                                                                2006                2005
                                                                          ------------------------------------
                                                                                     (in thousands)
Federal income tax expense on operating gain                               $        (566)      $      (5,775)
Federal income tax expense on capital gains                                       (9,436)            (35,460)
Capital loss carryforward utilized                                               (17,113)             35,545
NOL carryforward adjustment                                                      (25,556)              8,022
Prior year over/under accrual                                                          -              (2,247)
                                                                          ------------------------------------
Current federal income tax incurred                                        $     (52,671)      $          85
                                                                          ====================================

The main components of the deferred tax amounts at December 31, are as follows:

                                                                                       2006              2005
                                                                                  ----------------------------------
                                                                                           (in thousands)
Deferred tax assets:
   Reserves                                                                                $16,860         $ 16,180
   Debt securities/stocks                                                                   15,109           25,209
   Deferred policy acquisition costs                                                         6,515            5,462
   Capital loss carryover                                                                   22,125           39,238
   Tax credit carryovers                                                                     2,942            2,942
   Fixed assets and other assets                                                                97              212
   Net operating loss carryover                                                                  -           16,843
   Acquisition related goodwill                                                              1,095            1,244
   Deferred hedge losses                                                                     1,618            1,851
   Reserve strengthening                                                                     5,311            6,799
   Reinsurance ceded                                                                         7,507            7,507
   Other                                                                                       360              927
                                                                                  ----------------------------------
Total deferred tax assets                                                                   79,539          124,413

   Nonadmitted deferred tax assets                                                          18,775           79,912
                                                                                  ----------------------------------
Admitted deferred tax assets                                                                60,764           44,501

Deferred tax liabilities:
   Stocks /debt securities deferred future gains                                            27,889           22,259
   Separate account                                                                          2,130               41
                                                                                  ----------------------------------
Total deferred tax liabilities                                                              30,019           22,300
                                                                                  ----------------------------------
Net admitted deferred income tax assets                                                    $30,745         $ 22,201
                                                                                  ==================================

                        Integrity Life Insurance Company

6. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                                                         2006                                   2005
                                                                   TAX                                    TAX
                                               AMOUNT             EFFECT             AMOUNT            EFFECT
                                         ---------------------------------------------------------------------------
Gain from operations before
  federal income tax expense                      $ 13,330            $ 4,665          $  (4,605)         $ (1,612)
Book over tax reserves                               5,415              1,895             23,782             8,323
Net DAC adjustment                                   3,052              1,068              1,998               699
Deferred & uncollected premium                        (764)              (267)            (1,380)             (483)
Separate account adjustments                       (15,363)            (5,377)           (12,605)           (4,411)
Deferred hedge losses                                 (661)              (231)              (660)             (231)
Acquisition related goodwill                          (427)              (149)              (426)             (149)
IMR amortization                                     1,259                441                383               134
Reserve strengthening                               (4,255)            (1,489)           (22,626)           (7,919)
Dividends received deduction                        (3,288)            (1,151)            (3,438)           (1,203)
Other                                                   82                 29              3,078             1,077
                                         ---------------------------------------------------------------------------
Taxable income (loss)                             $ (1,620)            $ (566)         $ (16,499)         $ (5,775)
                                         ===========================================================================

As of December 31, 2006, the Company had a balance of $1.7 million in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

7. REGULATORY MATTERS

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. The Company may not pay any dividends during 2007 without prior approval.

                        Integrity Life Insurance Company

8. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations

At December 31, 2006, the Company does not have any material lease agreements for office space or equipment.

9. ANNUITY RESERVES

At December 31, 2006, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                    AMOUNT             PERCENT
                                                                             ---------------------------------------
                                                                                (in thousands)
Subject to discretionary withdrawal (with adjustment):
   With market value adjustment                                                 $   1,515,089              40%
   At book value less surrender charge of 5% or more                                  219,873               6
   At fair value                                                                      884,487              23
                                                                             ---------------------------------------
Total with adjustment or at market value                                            2,619,449              69
Subject to discretionary withdrawal (without adjustment) at book value with
   minimal or no charge or adjustment                                                 357,622              10
Not subject to discretionary withdrawal                                               787,132              21
                                                                             ---------------------------------------
Total annuity reserves and deposit fund liabilities (before reinsurance)            3,764,203             100%
                                                                                                  ==================
Less reinsurance ceded                                                                (11,562)
                                                                             -------------------
Net annuity reserves and deposit fund liabilities                               $   3,752,641
                                                                             ===================

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

                        Integrity Life Insurance Company

10. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities. The Company's equity-indexed annuities provide participation in the S&P 500 price index.

The Company's nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract. Assets held in separate accounts are carried at estimated fair values.

                        Integrity Life Insurance Company

10. SEPARATE ACCOUNTS (CONTINUED)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2006, is as follows:

                                      SEPARATE ACCOUNTS WITH GUARANTEES
                             ----------------------------------------------------
                                                  NONINDEXED         NONINDEXED      NONGUARANTEED
                                               GUARANTEED LESS    GUARANTEED MORE       SEPARATE
                                  INDEXED     THAN / EQUAL TO 4%      THAN 4%           ACCOUNTS             TOTAL
                             ---------------------------------------------------------------------------------------
                                                                  (in thousands)
Premiums, deposits and other
   considerations               $        -    $      82,581       $     303,542     $      62,800     $     448,923
                             =======================================================================================

Reserves for separate
   accounts with assets at
   fair value                   $    4,437    $     543,901       $   1,066,305     $     900,213     $   2,514,856
                             =======================================================================================

Reserves for separate
  accounts by withdrawal
  characteristics:
    Subject to discretionary
     withdrawal (with
     adjustment):
         With market value
           adjustment           $        -    $     470,290       $   1,043,935     $           -     $   1,514,225
         At book value
           without market
           value adjustment
           and with current
           surrender charge
           of 5% or more                21           73,611              22,369                 -            96,001
         At fair value                   -                -                   -           900,213           900,213
         At book value
           without market
           value adjustment
           and with current
           surrender charge
           of less than 5%           4,354                -                   -                 -             4,354
                             ---------------------------------------------------------------------------------------
     Subtotal                        4,375          543,901           1,066,304           900,213         2,514,793
     Not subject to
       discretionary
       withdrawal                       63                -                   -                 -                63
                             ---------------------------------------------------------------------------------------
Total separate accounts         $    4,438    $     543,901       $   1,066,304     $     900,213     $   2,514,856
   liabilities
                             =======================================================================================

                        Integrity Life Insurance Company

10. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2006, is presented below:

                                                                                                       2006
                                                                                                --------------------
                                                                                                  (in thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts
 Statement:
     Transfers to separate accounts                                                                $     448,923
     Transfers from separate accounts                                                                   (368,905)
                                                                                                --------------------
Net transfers to separate accounts                                                                        80,018

Reconciling adjustments:
     Policy deductions and other expense reported elsewhere in the statement of operations               (15,348)
     Other changes in surplus in separate account statement                                               (9,396)
                                                                                                --------------------
Transfers as reported in the Summary of Operations of the Company                                  $      55,274
                                                                                                ====================

11. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY
ADMINISTRATORS

The Company issued business through the following managing general agents in 2006:

        NAME AND ADDRESS               EIN       EXCLUSIVE    TYPE OF BUSINESS       AUTHORITY             TOTAL
                                                  CONTRACT         WRITTEN            GRANTED        PREMIUMS WRITTEN
-----------------------------------------------------------------------------------------------------------------------
                                                                                                      (In thousands)
Ann Arbor Annuity Exchange
45 Research Drive
Ann Arbor, MI  48103               38-2929874        No        Fixed Annuities    Writing premium        $ 31,939
AXA Network LLC
4251 Crums Mill Road
Harrisburg, PA 17112               06-1555494        No        Fixed Annuities    Writing premium        $ 24,633
BISYS Insurance Services
4250 Crums Mill Road
Harrisburg, PA 17112               23-2232460        No        Fixed Annuities    Writing premium        $ 18,928
Insource Inc.
10401 N Meridian St
Suite 200
Indianapolis, IN 46290             35-1738936        No        Fixed Annuities    Writing premium        $ 21,025
Signature Financial Services
550 Pinetown Rd., Suite 208
Ft. Washington, PA 19034           23-2590623        No        Fixed Annuities    Writing premium        $ 28,134
Zenith Marketing Group
303 West Main Street
Suite 200
Freehold, NJ 07728                 22-3397490        No        Fixed Annuities    Writing premium        $ 18,700

                        Integrity Life Insurance Company

11. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS (CONTINUED)

The aggregate remaining premiums written by other managing general agents for 2006 were $197.4 million.

STATUTORY - BASIS FINANCIAL STATEMENTS

The Western and Southern Life Insurance Company
Years Ended December 31, 2006 and 2005

                The Western and Southern Life Insurance Company

                     Statutory - Basis Financial Statements

                     Years Ended December 31, 2006 and 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...............  1

Financial Statements

Balance Sheets (Statutory-Basis) ......................................  2
Statements of Operations (Statutory-Basis) ............................  3
Statements of Changes in Capital and Surplus (Statutory-Basis) ........  4
Statements of Cash Flow (Statutory-Basis) .............................  5
Notes to Financial Statements (Statutory-Basis) .......................  6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department

As discussed in Note 1 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting for certain non-insurance subsidiaries, controlled, and affiliated entities.

                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
April 9, 2007

                 The Western and Southern Life Insurance Company

                        Balance Sheets (Statutory-Basis)

                                                                                           DECEMBER 31
                                                                                    2006                  2005
                                                                                ---------------------------------
                                                                                            (in thousands)
ADMITTED ASSETS

Cash and invested assets:
    Debt securities                                                             $ 3,340,616          $  2,998,184
    Preferred and common stocks                                                   2,574,789             2,157,755
    Investments in common stocks of subsidiaries                                  1,373,004             1,176,757
    Mortgage loans                                                                   56,300                76,891
    Policy loans                                                                    158,874               158,319
    Real estate:
       Properties held for the production of income                                  45,079                74,952
       Properties occupied by the Company                                            31,943                31,963
       Properties held for sale                                                       7,123                     -
    Cash, cash equivalents and short-term investments                               178,718               140,778
    Receivable for securities                                                         2,847                 3,184
    Other invested assets                                                           337,111               305,942
                                                                                ---------------------------------
    Total cash and invested assets                                                8,106,404             7,124,725

Investment income due and accrued                                                    57,605                51,988
Premiums deferred and uncollected                                                    60,599                61,778
Current federal income taxes recoverable                                             12,627                 5,936
Receivables from parent, subsidiaries and affiliates                                 12,618               224,531
Other admitted assets                                                                 6,494                 8,616
Separate account assets                                                             841,255               792,361
                                                                                ---------------------------------
Total admitted assets                                                           $ 9,097,602          $  8,269,935
                                                                                =================================

LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
    Policy and contract liabilities:
       Life and annuity reserves                                                $ 2,555,385          $  2,529,632
       Accident and health reserves                                                 256,046               238,917
       Liability for deposit-type contracts                                         245,568               248,512
       Policy and contract claims                                                    46,240                50,728
       Dividends payable to policyholders                                            40,463                39,408
       Premiums received in advance                                                   7,820                 7,290
       Amounts held in escrow and unallocated premiums                                    -                 1,765
                                                                                ---------------------------------
    Total policy and contract liabilities                                         3,151,522             3,116,252

    General expense due and accrued                                                 237,668               212,896
    Current federal income taxes payable                                             36,490                24,674
    Net deferred tax liability                                                      422,649               347,910
    Asset valuation reserve                                                         347,976               310,943
    Interest maintenance reserve                                                     51,886                67,156
    Other liabilities                                                               252,300                94,148
    Liability for postretirement benefits other than pensions                       215,640               201,166
    Borrowed money and interest                                                      25,204                31,903
    Separate account liabilities                                                    841,255               792,361
                                                                                ---------------------------------
    Total liabilities                                                             5,582,590             5,199,409

Capital and surplus:
    Common stock, $1 par value, authorized 1,000
       shares, issued and outstanding 1,000 shares                                    1,000                 1,000
    Paid-in surplus                                                                   5,000                 5,000
    Accumulated surplus                                                           3,509,012             3,064,526
                                                                                ---------------------------------
    Total capital and surplus                                                     3,515,012             3,070,526
                                                                                ---------------------------------
Total liabilities and capital and surplus                                       $ 9,097,602          $  8,269,935
                                                                                =================================
See accompanying notes.


                                                                               2

                 The Western and Southern Life Insurance Company

                   Statements of Operations (Statutory-Basis)



                                                                                           DECEMBER 31
                                                                                    2006                2005
                                                                                -------------------------------
                                                                                          (in thousands)

Premiums and other revenues:
   Premiums and annuity considerations                                          $   382,345          $  394,386
   Net investment income                                                            349,338             345,193
   Considerations for supplementary contracts with life contingencies                     8                  88
   Amortization of the interest maintenance reserve                                   8,777              10,431
   Reserve adjustments on reinsurance ceded                                           1,418               1,440
   Other revenues                                                                     1,191                 385
                                                                                -------------------------------
Total premiums and other revenues                                                   743,077             751,923

Benefits paid or provided:
   Death benefits                                                                   200,578             201,918
   Annuity benefits                                                                  94,974              96,060
   Disability and accident and health benefits                                       26,194              28,799
   Surrender benefits                                                               184,645             148,546
   Payments on supplementary contracts                                                  129                 133
   Other benefits                                                                    16,939              23,850
   Increase (decrease) in policy reserves and other policyholders' funds             42,881              35,382
                                                                                -------------------------------
Total benefits paid or provided                                                     566,340             534,688

Insurance expenses and other deductions:
   Commissions                                                                       46,821              48,857
   Commissions and expenses on reinsurance assumed                                   25,389              27,677
   General expenses                                                                 158,221             144,296
   Net transfers to (from) separate account                                         (39,254)            (37,728)
   Reserve adjustments on reinsurance assumed                                      (203,810)           (168,448)
   Other deductions                                                                  33,751               1,851
                                                                                -------------------------------
Total insurance expenses and other deductions                                        21,118              16,505
                                                                                -------------------------------

Gain (loss) from operations before dividends to policyholders, federal
   income tax expense, and net realized capital gains (losses)                      155,619             200,730
Dividends to policyholders                                                           58,403              56,605
                                                                                -------------------------------
Gain (loss) from operations before federal income tax expense
   and net realized capital gains (losses)                                           97,216             144,125
Federal income tax expense (benefit), excluding tax
   on capital gains                                                                  32,278              19,262
                                                                                -------------------------------
Gain (loss) from operations before net realized capital
   gains (losses)                                                                    64,938             124,863
Net realized capital gains or (losses) (excluding gains (losses) transferred to
   IMR and capital gains tax)                                                        89,110              19,145
                                                                                -------------------------------
Net income (loss)                                                               $   154,048          $  144,008
                                                                                ===============================


See accompanying notes.

                 The Western and Southern Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)

                     Years Ended December 31, 2006 and 2005


                                                                                       ACCUMULATED              TOTAL CAPITAL
                                                 COMMON STOCK    PAID-IN SURPLUS         SURPLUS                 AND SURPLUS
                                                 -----------------------------------------------------------------------------------
                                                                                 (in thousands)

Balance, January 1, 2005                         $       1,000      $      5,000     $   2,918,503            $   2,924,503
Net income                                                   -                 -           144,008                  144,008
Change in net deferred income tax asset                      -                 -           (10,636)                 (10,636)
Net change in unrealized gains on investments
      (net of deferred taxes of $22,239)                     -                 -               725                      725
Net change in nonadmitted
      assets                                                 -                 -            (9,144)                  (9,144)
Change in asset valuation reserve                            -                 -             9,830                    9,830
Cumulative effect of change in accounting
      principle                                              -                 -             9,660                    9,660
Other changes, net                                           -                 -             1,580                    1,580
                                                 -----------------------------------------------------------------------------------
Balance, December 31, 2005                               1,000             5,000         3,064,526                3,070,526

Net income                                                   -                 -           154,048                  154,048
Change in net deferred income tax asset                      -                 -            14,558                   14,558
Net change in unrealized gains on investments
      (net of deferred taxes of $89,296)                     -                 -           341,062                  341,062
Net change in nonadmitted assets
      and related items                                      -                 -           (15,422)                 (15,422)
Change in asset valuation reserve                            -                 -           (37,033)                 (37,033)
Dividends to stockholders                                    -                 -           (14,375)                 (14,375)
Other changes, net                                           -                 -             1,648                    1,648
                                                 -----------------------------------------------------------------------------------
Balance, December 31, 2006                       $       1,000      $      5,000     $   3,509,012            $   3,515,012
                                                 ===================================================================================


See accompanying notes.

                 The Western and Southern Life Insurance Company

                    Statements of Cash Flow (Statutory-Basis)


                                                                                             DECEMBER 31
                                                                                    2006                    2005
                                                                                -------------------------------------
                                                                                            (in thousands)

CASH FROM OPERATIONS:
   Premiums collected net of reinsurance                                        $   381,876          $        396,553
   Net investment income received                                                   347,345                   396,914
   Benefits paid                                                                   (480,249)                 (510,409)
   Net transfers from (to) separate accounts                                         39,254                    37,728
   Commissions and expense paid                                                     (83,838)                 (103,148)
   Dividends paid to policyholders                                                  (57,347)                  (56,896)
   Federal income taxes recovered (paid)                                            (59,876)                  (51,819)
                                                                                -------------------------------------
   Net cash from operations                                                          87,165                   108,923

CASH FROM INVESTMENTS:
   Proceeds from investments sold, matured or repaid:
      Debt securities                                                             2,928,114                 1,402,305
      Stocks                                                                        660,888                   325,561
      Mortgage loans                                                                 20,592                    59,850
      Real estate                                                                    94,903                         -
      Other invested assets                                                          92,983                    92,737
      Net gains (losses) on cash, cash equivalents and short-term investments            24                         -
      Miscellaneous proceeds                                                            163                     1,543
                                                                                -------------------------------------
   Net proceeds from investments sold, matured or repaid                          3,797,667                 1,881,996

   Cost of investments acquired:
      Debt securities                                                            (3,288,681)               (1,652,288)
      Stocks                                                                       (768,097)                 (366,169)
      Mortgage loans                                                                      -                    (3,366)
      Real estate                                                                   (25,261)                   (2,549)
      Other invested assets                                                        (100,519)                  (58,848)
      Miscellaneous applications                                                     (2,651)                  (16,925)
                                                                                -------------------------------------
   Total cost of investments acquired                                            (4,185,209)               (2,100,145)

   Net change in policy and other loans                                                (555)                      (25)
                                                                                -------------------------------------
   Net cash from (for) investments                                                 (388,097)                 (218,174)
CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
   Borrowed money                                                                    (6,699)                   31,903
   Net deposits on deposit-type contract funds and other insurance liabilities       (2,944)                 (112,642)
   Other cash provided (applied)                                                    348,515                    32,929
                                                                                -------------------------------------
   Net cash from (for) financing and miscellaneous sources                          338,872                   (47,810)
                                                                                -------------------------------------

   Net change in cash, cash equivalents and short-term investments                   37,940                  (157,061)
   Cash, cash equivalents and short-term investments:
      Beginning of year                                                             140,778                   297,839
                                                                                -------------------------------------
      End of year                                                               $   178,718          $        140,778
                                                                                =====================================



   See accompanying notes.

                The Western and Southern Life Insurance Company

                Notes to Financial Statements (Statutory-Basis)

                               December 31, 2006

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. Approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company. Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans and short-term investments. Invested assets of $2,522.0 million and $2,527.5 million were allocated to the Closed Block as of December 31, 2006 and 2005, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

In June 2004, the Company announced that its parent, Mutual Holding, agreed to form a strategic alliance with Lafayette Life Mutual Insurance Holding Company, Inc. (Lafayette). The boards of directors of Mutual Holding and Lafayette approved an agreement for a mutual merger between the two enterprises. As a result of the merger, the subsidiaries of Lafayette, including Lafayette Life Insurance Company (Lafayette Life) became members of Mutual Holding effective June 15, 2005. This transaction will not affect premiums or change policy benefits, guaranteed values or other policy obligations for the Company's policyholders.

                The Western and Southern Life Insurance Company

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

                The Western and Southern Life Insurance Company

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.


If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve
(IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

SUBSIDIARIES

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

                The Western and Southern Life Insurance Company amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," (principally the prepaid pension asset and electronic data processing equipment, software, and furniture and other equipment) and other assets not specifically identified as an admitted asset within the NAIC's Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

                The Western and Southern Life Insurance Company

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

EMPLOYEE BENEFITS

For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

POLICYHOLDER DIVIDENDS

Policyholder dividends are recognized when declared rather than over the term of the related policies.

STATEMENTS OF CASH FLOW

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                The Western and Southern Life Insurance Company

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

                                                                 2006                          2005
                                                         -----------------------------------------------------
                                                                           (in thousands)
Capital and surplus as reported in the accompanying
 statutory-basis financial statements                    $        3,515,012      $          3,070,526
Deferred policy acquisition costs                                   231,547                   228,328
Policy reserves                                                      85,666                    83,059
Asset valuation and interest maintenance reserves                   399,862                   378,099
Employee benefit income                                             419,527                   437,564
Income taxes                                                       (295,768)                 (290,859)
Net unrealized gain on available-for-sale securities                 98,676                   145,693
Subsidiary equity                                                   520,406                   608,372
Policyholder dividend obligation                                   (171,636)                 (202,855)
Subsidiary reinsurance recoverable                                  188,528                   192,533
Other, net                                                           34,042                    17,065
                                                         -----------------------------------------------------
Stockholder's equity, GAAP basis                         $        5,025,862      $          4,667,525
                                                         =====================================================

                                                                 2006                          2005
                                                         -----------------------------------------------------
                                                                           (in thousands)
Net income as reported in the accompanying
 statutory-basis financial statements                      $        154,048      $            144,008
Deferred policy acquisition costs                                     1,611                     7,225
Policy reserves                                                         526                    (7,746)
Employee benefit income                                                 921                     1,586
Income taxes                                                         (5,962)                  (40,455)
Interest maintenance reserve                                        (15,270)                   (3,564)
SAP vs. GAAP subsidiary income                                      142,689                   113,556
Private equity adjustments                                           (3,228)                   23,701
Other, net                                                            3,814                    11,486
                                                         -----------------------------------------------------
Net income, GAAP basis                                      $       279,149      $            249,797
                                                         =====================================================


                The Western and Southern Life Insurance Company

Other significant statutory accounting practices are as follows:

INVESTMENTS

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries' equity is included in capital and surplus.

                The Western and Southern Life Insurance Company

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

PREMIUMS

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                The Western and Southern Life Insurance Company

POLICY RESERVES

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed principally on the net level premium method, with new policy issues beginning in 1989 computed on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                 PERCENTAGE OF RESERVES
                                                                 ----------------------
                                                                    2006          2005
                                                                 ----------------------
Life insurance:
  1941   Commissioners Standard Ordinary, 2-1/4% -- 3-1/2%           12%          13%
  1941   Standard Industrial, 2-1/2% -- 3-1/2%                       16           17
  1958   Commissioners Standard Ordinary, 2-1/2% -- 6%               30           31
  1980   Commissioners Standard Ordinary, 4% -- 5-1/2%               32           29
  Other, 2% -- 6%                                                     6            6
                                                                 ----------------------
                                                                     96           96
Other benefits (including annuities):
  Various, 2-1/2% -- 8-1/4%                                           4            4
                                                                 ----------------------
                                                                    100%         100%
                                                                 ======================


The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

                The Western and Southern Life Insurance Company

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2006 and 2005, reserves of $58.8 million and $66.6 million, respectively, were recorded on inforce amounts of $2,262.6 million and $2,459.3 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the State of Ohio Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

POLICYHOLDERS' DIVIDENDS

The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006 and 2005. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

                The Western and Southern Life Insurance Company

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities sold under the agreements as collateral. The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $25.2 million and $31.9 million of mortgage-backed securities that were subject to the agreements at December 31, 2006 and 2005, respectively.

SECURITIES LENDING

The Company loaned $329.1 million and $205.9 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006 and 2005, respectively. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. The Company had $324.9 million and $173.0 million of unrestricted collateral and $12.6 million and $38.2 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005, respectively.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds all of the Company's pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company's

                The Western and Southern Life Insurance Company statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

FEDERAL INCOME TAXES

The Company files a consolidated income tax return with its eligible subsidiaries. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement. Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer's fully vested and retiree group.

ACCOUNTING CHANGE

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88). SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCA's). This statement requires SCA's involved in specified activities where 20% or more of the SCA's revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company recorded an increase to surplus of $9.7 million.

                The Western and Southern Life Insurance Company

RECLASSIFICATIONS

Certain 2005 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

                The Western and Southern Life Insurance Company

2.   INVESTMENTS

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                                      BOOK/
                                                    ADJUSTED                  GROSS                  GROSS
                                                    CARRYING               UNREALIZED             UNREALIZED
                                                      VALUE                   GAINS                 LOSSES               FAIR VALUE
                                                    -------------------------------------------------------------------------------
                                                                                     (in thousands)
At December 31, 2006:
  U.S. Treasury securities and
    obligations of U.S. government
    corporation and agencies                      $   209,019      $            2,495       $           (858)     $         210,656
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                             89,107                      23                   (388)                88,742
  Corporate securities/asset-backed
    securities                                      2,365,783                 125,538                (23,107)             2,468,214
  Mortgage-backed securities                          676,707                   6,076                 (6,293)               676,490
                                                  ----------------------------------------------------------------------------------
Total                                             $ 3,340,616      $          134,132       $        (30,646)     $       3,444,102
                                                  ==================================================================================
At December 31, 2005:
  U.S. Treasury securities and
    obligations of U.S. government
    corporation and agencies                      $     225,103    $            4,848       $           (786)     $         229,165
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                              113,925                   266                   (152)               114,039
  Corporate securities/asset-backed
    securities                                        2,082,301               161,527                (17,650)             2,226,178
  Mortgage-backed securities                            576,855                 8,434                 (6,526)               578,763
                                                  ----------------------------------------------------------------------------------
Total                                             $  2,998,184     $          175,075       $        (25,114)      $      3,148,145
                                                  ==================================================================================


                The Western and Southern Life Insurance Company

During 2006, the NAIC held discussions regarding the appropriate classification of certain securities on an insurer's balance sheet. These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations. As a result of these discussions, the NAIC required that various securities be reclassified from debt securities to preferred stocks in the balance sheet. During 2006, the Company reclassified 2 securities held at December 31, 2005 with a book value of $11.3 million and a fair value of $11.1 million. The December 31, 2005 balances in these financial statements have not been adjusted to reflect the security reclassifications.

At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $132.7 million and $158.1 million, respectively, and an aggregate fair value of $147.9 million and $171.4 million, respectively. Such holdings amounted to 3.98% and 5.3%, respectively, of the Company's investments in debt securities and 1.46% and 1.9%, respectively, of the Company's total admitted assets as of December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                          UNREALIZED LOSSES LESS THAN                          UNREALIZED LOSSES GREATER
                                               OR EQUAL TO 12 MONTHS                                THAN 12 MONTHS
                                          ------------------------------------------------------------------------------------------

                                               UNREALIZED                                   UNREALIZED
                                                  LOSSES             FAIR VALUE               LOSSES                FAIR VALUE
                                          ------------------------------------------------------------------------------------------
At December 31, 2006:                                                         (in thousands)

  U.S. Treasury securities and
     obligations of U.S.
     government corporations
     and agencies                         $         (776)    $          118,683      $             (82)      $          2,920
  Debt securities issued by
     states of the U.S. and
     political subdivisions of the
     states                                           (63)                7,987                   (325)                  8,250
  Corporate securities/asset-
     backed securities                            (11,278)              506,552                (11,829)                266,218
  Mortgage-backed securities                       (2,634)              282,494                 (3,659)                138,551
                                          ------------------------------------------------------------------------------------------
Total                                     $       (14,751)     $        915,716      $         (15,895)      $         415,939
                                          ==========================================================================================
Preferred stocks                          $        (1,024)     $         50,401      $            (665)      $          13,869
                                          ==========================================================================================
Common stocks, unaffiliated               $        (8,452)     $         86,747      $               -       $               -
                                          ==========================================================================================


                The Western and Southern Life Insurance Company

                                                UNREALIZED LOSSES LESS THAN            UNREALIZED LOSSES GREATER
                                                  OR EQUAL TO 12 MONTHS                      THAN 12 MONTHS
                                               ---------------------------------------------------------------------------
                                               UNREALIZED                               UNREALIZED
                                                  LOSSES         FAIR VALUE             LOSSES             FAIR VALUE
                                               ---------------------------------------------------------------------------
At December 31, 2005:                                                       (in thousands)
  U.S. Treasury securities and
     obligation of U.S.
     government corporations and
     agencies                                  $     (466)    $      63,689         $         (319)      $      5,245
  Debt securities issued by states
     of the U.S. and political
     subdivisions of the states                      (152)            8,423                      -                  -
  Corporate securities/asset-
     backed securities                            (15,832)          627,210                 (1,819)            32,293
  Mortgage-backed securities                       (5,574)          288,056                   (953)            21,484
                                               ---------------------------------------------------------------------------
Total                                          $  (22,024)    $     987,378         $       (3,091)      $     59,022
                                               ===========================================================================
Preferred stocks                               $     (334)    $      13,488         $            -       $          -
                                               ===========================================================================
Common stocks, unaffiliated                    $  (19,144)    $     192,524         $            -       $          -
                                               ===========================================================================


Investments that are impaired at December 31, 2006 and 2005, for which an other-than temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.69% and 4.13% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 346 securities held that are considered temporarily impaired, 100 of which have been impaired for 12 months or longer. At December 31, 2005 there were a total of 309 securities held that are considered temporarily impaired, 18 of which have been impaired for 12 months or longer.

                The Western and Southern Life Insurance Company

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:

                                            COST OR
                                          AMORTIZED
                                              COST        FAIR VALUE
                                 ---------------------------------------
                                              (in thousands)
Years to maturity:
 One or less                     $          91,910      $     92,004
 After one through five                    305,148           315,376
 After five through ten                    617,893           618,037
 After ten                               1,648,958         1,742,195
 Mortgage-backed securities                676,707           676,490
                                 ---------------------------------------
Total                            $       3,340,616      $ 3,444,102
                                 =======================================

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2006 and 2005 were $2,477.8 million and $968.6 million; gross gains of $20.9 million and $22.7 million and gross losses of $20.2 million and $12.0 million were realized on these sales in 2006 and 2005, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

                                                                 2006                 2005
                                                         ----------------------------------------
                                                                        (in thousands)
Realized capital gains (losses)                          $         115,425       $         35,773
  Less amount transferred to IMR (net of related taxes
  of $3,496 in 2006 and $6,867 in 2005)                             (6,493)                 6,867
  Less federal income tax expense (benefit) of realized
  capital gains                                                     32,808                  9,761
                                                         ----------------------------------------
Net realized capital gains (losses)                      $          89,110       $         19,145
                                                         ========================================


                The Western and Southern Life Insurance Company

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

                                                          GROSS               GROSS
                                                        UNREALIZED          UNREALIZED
                                       COST               GAINS               LOSSES              FAIR VALUE
                                 -------------------------------------------------------------------------------
                                                                 (in thousands)
At December 31, 2006:
  Preferred stocks               $      165,692       $       2,748       $     (1,690)       $     166,750

  Common stocks, unaffiliated    $      870,471       $   1,547,079       $     (8,453)           2,409,097
  Common stocks of subsidiaries
    and affiliates                      952,078             495,784            (74,858)           1,373,004
                                 -------------------------------------------------------------------------------
                                 $    1,822,549       $   2,042,863       $    (83,311)       $   3,782,101
                                 ===============================================================================

At December 31, 2005:
  Preferred stocks               $      112,694       $         413       $       (333)       $     112,774

  Common stocks, unaffiliated    $      739,358       $   1,324,847       $    (19,144)       $   2,045,061
  Common stocks of subsidiaries
    and affiliates                      940,038             329,843            (93,124)           1,176,757
                                 -------------------------------------------------------------------------------
                                 $    1,679,396       $   1,654,690       $   (112,268)       $   3,221,818
                                 ===============================================================================


Proceeds from the sales of investments in equity securities during 2006 and 2005 were $550.3 million and $224.1 million; gross gains of $81.7 million and $34.9 million and gross losses of $18.4 million and $12.2 million were realized on these sales in 2006 and 2005, respectively.

                The Western and Southern Life Insurance Company

Net investment income consisted of the following for the years ended December
31:

                                                        2006           2005
                                                     ---------------------------
                                                             (in thousands)
 Debt securities                                     $  180,924      $   170,251
 Equity securities                                       74,363           88,149
 Mortgage loans                                           6,012           10,030
 Real estate                                             22,848           27,374
 Policy loans                                            10,168            9,995
 Cash, cash equivalents and short-term investments       11,182           15,898
 Other invested assets                                   48,521           50,473
 Other                                                   21,836              760
                                                     ---------------------------
Gross investment income                                 375,854          372,930
Investment expenses                                      26,516           27,737
                                                     ---------------------------
Net investment income                                $  349,338      $   345,193
                                                     ===========================

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2006, 44.0% of such mortgages ($24.8 million) involved properties located in Ohio and Florida. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.9 million. During 2006, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2006, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excessof the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2006 were $94.9 million; gross gains of $50.4 million were realized on those sales. No gross losses where realized on the sales of real estate in 2006. There were no directly owned properties sold in 2005.

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

Fair values for cash, cash equivalents and short-term investments approximate cost.

Fair values for debt and equity securities are disclosed in Note 2.

                The Western and Southern Life Insurance Company

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying value of mortgage loans were $56.3 million and $76.9 million at December 31, 2006 and 2005, respectively. Fair values of mortgage loans were $58.0 million and $133.4 million at December 31, 2006 and 2005, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $158.9 and $158.3 million at December 31, 2006 and 2005, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

4.   RELATED PARTY TRANSACTIONS

Intercompany fees for management services to Western-Southern Life Assurance Company and Columbus Life Insurance Company (Columbus Life), both wholly owned subsidiaries, included in net income of the Company were $57.3 million and $56.3 million, and $6.2 million and $6.6 million in 2006 and 2005, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $26.5 million and $49.4 million in 2006 and 2005, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $173.7 million and $191.3 million at December 31, 2006 and 2005, respectively.

At December 31, 2006 and 2005, the Company had $173.1 million and $150.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

In 2006 and 2005, respectively, the Company received dividends of $6.8 million and $4.0 million from various Touchstone Funds. In 2005, the Company received a dividend of $25.0 million from Columbus Life and a dividend of $1.1 million from Fort Washington Investment Advisors.

                The Western and Southern Life Insurance Company

The Company participated in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "other invested assets" on the balance sheets, was $33.7 million at December 31, 2005.

In 2006, the Company made a cash capital contribution of $3.0 million to Fort Washington Savings Company and $0.15 million to Westad, both wholly-owned subsidiaries. The Company paid no capital contributions in 2005.

At December 31, 2006, the Company had a promissory note receivable for $4.8 million bearing interest at 6.0% outstanding from Ft. Washington Investment Advisors, a wholly-owned subsidiary. The note receivable is classified as a debt security on the balance sheet and has a maturity date of December 31, 2011. Interest received on this note during 2006 was $.04 million.

At December 31, 2006, the Company had a promissory note receivable for $7.1 million bearing interest at 7% outstanding from IFS Financial Services, a wholly-owned subsidiary. This note receivable is classified as a debt security on the balance sheet and has a maturity date of December 31, 2011. Interest received on the note during 2006 was $1.2 million.

In 2006, a promissory note from Touchstone advisors was paid off in the amount of $2.0 million. Interest received on this note during 2006 was $0.1 million.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5.   REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has two modified coinsurance agreements with its subsidiary, Western-Southern Life Assurance Company, whereby the Company assumes certain universal life business issued by its subsidiary prior to 2004. Under the terms of the agreements, the subsidiary retains the reserves and the related assets of this business. The Company records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

The Company also has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products

                The Western and Southern Life Insurance Company written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $756.7 million and $783.6 million at December 31, 2006 and 2005, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company. This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $22.5 million and $23.3 million at December 31, 2006 and 2005, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliate entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $0.9 million at December 31, 2006.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

                                2006                 2005
                           ----------------------------------
                                    (in thousands)

Direct premiums            $     297,287         $    298,083
Assumed premiums
     Affiliated                   94,808              105,474
     Non-affiliates                    -                    -
Ceded premiums
     Affiliates                        -                    -
     Non-affiliates               (9,750)              (9,171)
                           ----------------------------------
Net premiums               $     382,345         $    394,386
                           ----------------------------------

                The Western and Southern Life Insurance Company

The Company's ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

                                     2006              2005
                                   ----------------------------
                                         (in thousands)
Benefits paid or provided
  Non-affiliates                      2,044               5,189
Policy and contract liabilities
  Affiliated                        750,276             776,552
  Non-affiliates                      7,609               7,794

During 2006 and 2005, the Company did not write off any reinsurance balances as a charge to operations.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

The reduction in capital and surplus at December 31, 2006 if all reinsurance agreements were cancelled is $86.4 million.

6. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $12.6 million and $5.9 million at December 31, 2006 and 2005, respectively.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2006 in the event of future net losses is $57.9 million and $30.5 million from 2006 and 2005, respectively.

                The Western and Southern Life Insurance Company

The change in net deferred income taxes is comprised of the following:

                                                        DECEMBER 31
                                               2006                   2005            CHANGE
                                         ----------------------------------------------------------
                                                                (in thousands)
Total deferred tax assets                $      256,109        $        247,494         $    8,615
Total deferred tax liabilities                 (678,758)               (595,404)           (83,354)
                                         ----------------------------------------------------------
Net deferred tax asset (liability)       $     (422,649)       $       (347,910)           (74,739)
                                         =======================================
Tax effect of unrealized gains (losses)                                                     89,297
                                                                                ------------------
Change in net deferred income taxes                                                     $   14,558
                                                                                ==================


Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                     2006              2005
                                                --------------------------------
                                                          (in thousands)
Federal income tax expense on operating income  $    25,484        $     21,899
Federal income tax expense on capital gains          32,808               9,761
Tax credits                                            (392)             (1,171)
Prior year over (under) accrual                       7,186              (1,466)
                                                --------------------------------
Current income taxes incurred                   $    65,086        $     29,023
                                                ================================

                The Western and Southern Life Insurance Company

The main components of the deferred tax amounts at December 31 are as follows:

                                                  2006                 2005
                                          --------------------------------------
Deferred tax assets:                                   (in thousands)
 Reserves                                 $      92,543      $           96,026
 Deferred acquisition costs                      46,224                  46,973
 Benefit for employees and agents               106,315                  94,421
 Other                                           11,027                  10,074
                                          --------------------------------------
Total deferred tax assets                       256,109                 247,494

  Nonadmitted deferred tax assets                     -                       -
                                          --------------------------------------
Admitted deferred tax assets                    256,109                 247,494

Deferred tax liabilities:
 Stocks/debt securities                         608,969                 518,575
 Other invested assets                           39,978                  40,520
 Other                                           29,811                  36,309
                                          --------------------------------------
Total deferred tax liabilities                  678,758                 595,404
                                          --------------------------------------
Net admitted deferred income
  tax liabilities                         $    (422,649)      $        (347,910)
                                          --------------------------------------

                The Western and Southern Life Insurance Company

The Company's federal income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                                                       2006                                           2005
                                -------------------------------------------------------------------------------------------
                                                               TAX                                               TAX
                                         AMOUNT               EFFECT                    AMOUNT                  EFFECT
                                -------------------------------------------------------------------------------------------
                                                                       (in thousands)
Gain from operations before
  federal income tax expense     $        97,216               $   34,026         $        144,125       $           50,444
Book over tax reserves                      (461)                    (162)                  (6,545)                  (2,291)
Net deferred acquisition cost
   adjustment                             (2,226)                    (779)                  (1,254)                    (439)
IMR amortization                          (8,777)                  (3,072)                 (10,431)                  (3,651)
Depreciation                                (708)                    (248)                     207                       72
Change in dividend liability              (9,948)                  (3,481)                    (267)                     (93)
Accrued market discount                      413                      145                   (1,639)                    (574)
Dividends received deduction             (28,754)                 (10,064)                 (51,707)                 (18,097)
Pension                                    5,008                    1,753                   (3,382)                  (1,184)
Non qualified deferred
  compensation                             6,623                    2,318                    5,819                    2,037
Change in litigation reserve              (2,899)                  (1,015)                 (15,093)                  (5,283)
Post retirement benefits                  14,474                    5,066                    3,514                    1,230
Other                                      2,851                      997                     (779)                    (272)
                                -------------------------------------------------------------------------------------------
Taxable income                   $        72,812               $   25,484         $         62,568       $           21,899
                                ============================================================================================


7.   REGULATORY MATTERS


The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent

                The Western and Southern Life Insurance Company of earned surplus as of the preceding December 31. In 2007, the Company has $336.8 million available for payment of dividends based on capital and surplus of $3,512.1 million at December 31, 2006 less dividends paid in 2006 of $14.4 million.

8.   COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations.

At December 31, 2006, the Company does not have any material lease agreements for office space or equipment.

9.   ANNUITY RESERVES AND DEPOSIT LIABILITIES

At December 31, 2006, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

                                                          AMOUNT      PERCENT
                                                    ----------------------------
                                                       (in thousands)
At book value without adjustment (with minimal or no
  charge or adjustment)                             $     445,241          34.6%
Not subject to discretionary withdrawal                   843,348          65.4
                                                    ----------------------------
Total annuity reserves and deposit fund liabilities
  -- before reinsurance                                                   100.0%
                                                        1,288,589
                                                                     ===========
Less reinsurance ceded                                    197,900
                                                    -----------------
Net annuity reserves and deposit fund liabilities   $   1,090,689
                                                    =================

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

                The Western and Southern Life Insurance Company

10. EMPLOYEE RETIREMENT BENEFITS

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives. In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company's employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

                The Western and Southern Life Insurance Company

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

                                                         PENSION BENEFITS                               POST RETIREMENT MEDICAL
                                                 -----------------------------------------------------------------------------------
                                                     2006               2005                          2006                  2005
                                                 -----------------------------------------------------------------------------------
                                                                             (in thousands)
CHANGE IN BENEFIT OBLIGATION:
   Benefit obligation at beginning of year        $  660,057            $571,042                  $   231,706            $  247,965
   Service cost                                       15,686              13,406                       11,209                10,487
   Interest cost                                      37,638              34,993                       13,471                12,552
   Contribution by plan participants                       -                   -                        1,931                 1,819
   Actuarial (gain) loss                              (7,797)             43,580                         (341)              (28,308)
   Benefits paid                                     (38,333)            (36,754)                     (12,798)              (12,809)
   Plan amendments                                         -                   -                      (22,264)                    -
   Business combination                                    -              33,791                            -                     -
                                                 -----------------------------------------------------------------------------------
   Benefit obligation at end of year              $  667,251            $660,058                  $   222,914            $  231,706
                                                 ===================================================================================

CHANGE IN PLAN ASSETS:
   Fair value of plan assets at beginning of
     year                                         $  792,361            $779,681                  $         -            $        -
   Actual return on plan assets                       87,227              25,452                            -                     -
   Employer contribution                                   -                   -                       10,867                10,990
   Plan participant's contributions                        -                   -                        1,931                 1,819
   Benefits paid                                    (38,333)             (36,754)                     (12,798)              (12,809)
   Business combination                                    -              23,983                            -                     -
                                                 -----------------------------------------------------------------------------------
   Fair value of plan assets at end of year        $ 841,255            $792,362                  $         -            $        -
                                                 ===================================================================================

FUNDED STATUS:
   (Unfunded)/overfunded obligation               $  174,004            $132,304                  $  (222,914)           $ (231,706)
   Unamortized prior service cost                     13,989                 569                      (38,746)              (17,963)
   Remaining net obligation or net asset                   -               3,096                            -                     -
   Unrecognized net (gain) or loss                   349,509             411,700                       46,020                48,503
                                                 -----------------------------------------------------------------------------------
   Prepaid assets* (accrued liabilities)          $  537,502            $547,669                  $  (215,640)           $ (201,166)
                                                 ===================================================================================

ACCUMULATED BENEFIT OBLIGATION FOR VESTED
EMPLOYEES AND PARTIALLY VESTED EMPLOYEES TO
THE EXTENT VESTED                                 $  584,933            $542,616                  $   222,914            $  231,706
BENEFIT OBLIGATION FOR NON-VESTED EMPLOYEES:
   Projected pension obligation                   $    5,754            $  7,797                  $         -            $        -
   Accumulated benefit obligation                 $    3,424            $  4,458                  $         -            $        -
COMPONENTS OF NET PERIODIC BENEFIT COST:
   Service cost                                   $   15,686            $ 13,406                  $    11,209            $   10,487
   Interest cost                                      37,638              34,993                       13,471                12,552
   Expected return on plan assets                    (71,131)            (71,083)                           -                     -
   Amount of recognized gains and losses              26,410              17,473                        2,142                 1,161
   Amount of prior service cost recognized             1,565                  31                       (1,481)               (1,481)
                                                 -----------------------------------------------------------------------------------
   Total net periodic benefit cost (benefit)      $   10,168            $ (5,180)                 $    25,341            $   22,719
                                                 ===================================================================================


                The Western and Southern Life Insurance Company

 Weighted-average assumptions used to determine net periodic benefit cost as of December 31:
    Weighted average discount rate               5.75%   6.25%   5.75%   6.25%
    Rate of compensation increase                4.60%   4.60%   4.60%   4.60%
    Expected long-term rate of return on plan
      assets                                     8.50%   8.50%    N/A     N/A

 Weighted-average assumptions used to determine net periodic benefit obligation as of December 31:
    Weighted average discount rate               6.00%   5.75%   6.00%   5.75%
    Rate of compensation increase                4.60%   4.60%   4.60%   4.60%

* Indicates non-admitted


The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan's target asset allocation to determine the weighted-average long-term return. The Company's long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2006 and 2005, and the target allocation for 2007 by asset category, are as follows:


                                     TOTAL
                                 ALLOCATION
                                 PERCENTAGE      PERCENTAGE OF PLAN ASSETS
                                 -----------------------------------------------
                                    2007           2006            2005
                                 -----------------------------------------------
Asset category:
  Equity securities                  55%             65%            57%
  Fixed income securities            40              27             39
  Short-term investments              -               -              -
  Other                               5               8              4
                                 -----------------------------------------------
Total                               100%            100%           100%
                                 ===============================================

                The Western and Southern Life Insurance Company

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006. The rate was assumed to decrease gradually to 4.75% for 2012 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2006 by $23.2 million and $(19.9) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2006 by $3.2 million and $(2.7) million, respectively.

The Company paid gross benefits to the post-retirement medical plan of $12.1 million in 2006 and expects to pay $203.3 million in 2007 and beyond. The Company received $1.2 million of subsidies in 2006 and expects to receive $22.2 million of subsidies in 2007 and beyond related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2006 and 2005, the pension plan had $77.3 million and $44.2 million, respectively, invested in Touchstone Funds, mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2005 the Company's pension plan was merged with the pension plan of Lafayette Life. On that date, the Plan assumed the full liability of Lafayette Life's pension plan and took control of the assets. The Lafayette Life pension plan had, as of December 31, 2005, the date of the merger, plan assets of $24.0 million and a projected benefit obligation of $33.8 million. These amounts have been included in the above disclosures.

                The Western and Southern Life Insurance Company

As of December 31, 2006, future benefit payments for the pension plan are expected as follows: 2007 -- $37.2 million, 2008 -- $37.9 million, 2009 -- $38.5 million, 2010 -- $39.3 million, 2011 --$40.2 million, and the five years thereafter -- $222.9 million. Future benefit payments for the post-retirement healthcare and life insurance benefits plan are expected as follows: 2007 -- $19.1 million, 2008 -- $20.1 million, 2009 -- $20.9 million, 2010 -- $21.7 million, 2011 -- $22.5 million, and the five years thereafter -- $118.3 million.

The Company does not expect to make contributions to the pension plan during 2007. The Company expects to contribute approximately $19.1 million during 2007 to its post-retirement healthcare and life insurance benefits plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company's contributions to the plan are based on a combination of the employee's contributions to the plan and a percentage of the employee's earnings for the year. Total Company contributions to the defined contribution plan were $1.2 million and $1.2 million for 2006 and 2005, respectively.

11.  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2006 were as follows:

                                              GROSS            NET OF LOADING
                                         ---------------------------------------
                                                     (in thousands)
Ordinary new business                    $       11,570          $           877
Ordinary renewal                                 80,555                   59,061
Accident and health renewal                         296                      146
Assumed investment type contracts                   515                      515
                                         ---------------------------------------
Total                                    $       92,936          $        60,599
                                         =======================================

INT Sep Acct I                                                        April 2007


                           PART C - OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

 Integrity Life Insurance Company Separate Account I:
     Report of Independent Registered Public Accounting Firm
     Statements of Assets and Liabilities as of December 31, 2006
     Statements of Operations for the Year Ended December 31, 2006
     Statements of Changes in Net Assets for the Years Ended December 31, 2006 and 2005
     Notes to Financial Statements

Integrity Life Insurance Company (Depositor):
     Report of Independent Registered Public Accounting Firm
     Balance Sheets (Statutory-Basis) as of December 31, 2006 and 2005 Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2006 and 2005
     Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2006 and 2005
     Statements of Cash Flow (Statutory-Basis) for the Years Ended
     December 31, 2006 and 2005
     Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):
     Report of Independent Registered Public Accounting Firm
     Balance Sheets (Statutory-Basis) as of December 31, 2006 and 2005 Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2006 and 2005
     Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2006 and 2005
     Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2006 and 2005
     Notes to Financial Statements (Statutory-Basis)

(b) Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1. Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

2.   Not applicable.

3.
     a. Form of Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

     b. Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006. Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

4.
     a. Form of variable annuity contract. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

     b. Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated by reference from Registrant's Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

     c. Form of Guaranteed Minimum Withdrawal Benefit and Schedule Page. Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

5. Form of application. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

6.

     a. Certificate of Incorporation of Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

     b. By-Laws of Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

7. Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference from Registrant's Post Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56654), filed on May 1, 1996.

8.

     a. Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distribution Corporation and Integrity, dated February 1, 1997. Incorporated by reference from Registrant's Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 033-56654), filed on May 1, 1997.

     b. Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003. Incorporated by reference from Registrant's Post-Effective Amendment No. 25 registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

     c. Form of Participation Agreement between JPM Series Trust II and Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 13 to registration statement on Form N-4 (File No. 033-51268) filed on April 28, 1999.

     d. Form of Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and Integrity, incorporated by reference to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-51268) filed April 28, 2000.

     e. Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and Integrity dated January 1, 2001 incorporated by reference from Registrant's Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

     f. Form of Participation Agreement among Touchstone Variable Series Trust and Integrity dated April 30, 2001 incorporated by reference to Registrant's Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-56654) filed October 15, 2001.

     g. Form of Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and Integrity dated October 2, 1997. Incorporated by reference from Registrant's Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

     h. Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Inc. and Integrity, dated January 2, 2003, incorporated by reference from Registrant's Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

     i. Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 2, 2003. Incorporated by reference from Registrant's Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

9.

     a. Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

     b. Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the guarantee of securities being registered, filed herewith.

10.  Consent of Independent Registered Public Accounting Firm, filed herewith.

11.  Not applicable.

12.  Not applicable.

13. Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC). Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

14. Guarantee from WSLIC to the policy holders of Integrity. Incorporated by reference to Registrant's Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

15.  Cover letter, filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett               Director, Chairman of the Board
Edward J. Babbitt             Director, Secretary
Jill T. McGruder(1)           Director, President and CEO
John R. Lindholm(2)           Director
Robert L. Walker              Director
William J. Williams           Director
Donald J. Wuebbling           Director

Officers:
John F. Barrett               Director, Chairman of the Board
Jill T. McGruder              Director, President and CEO
James G. Kaiser(3)            Executive Vice President
Nicholas P. Sargen(1)         Senior Vice President and Chief Investment Officer
Edward J. Haines(1)           Senior Vice President
Kevin L. Howard               Senior Vice President, General Counsel
Constance M. Maccarone        Senior Vice President
Nora E. Moushey               Senior Vice President
Maureen M. Firestone          Vice President
Michael F. Furgiuele(3)       Vice President
Bradley J. Hunkler            Vice President and Comptroller
Phillip E. King               Vice President
Paul M. Kruth(1)              Vice President
Gerald Rusnak                 Vice President
Denise L. Sparks              Vice President
Richard K. Taulbee            Vice President
James J. Vance                Vice President, Treasurer
Patty J. Wilson(1)            Vice President, Compliance
M. Lisa Cooper                Product Compliance Officer
David L. DiMartino            Managing Actuary
Michael W. Collier            Manager, New Business
Donna M. South                Administrative Officer
Edward J. Babbitt             Secretary
Thomas M. Barth               Assistant Treasurer
Timothy D. Speed              Assistant Treasurer
Sharon A. Cummings(1)         Licensing Officer
Brenda L. Feige(1)            Manager, Licensing

* The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
1. Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202
2. Principal Business Address: 3600 Chamberlain Lane, Suite 736, Louisville, KY 40241
3. Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INTEGRITY OR REGISTRANT

1. 303 Broadway QCS, LLC; Ohio Limited Liability Company; 100% owned by The Western and Southern Life Insurance Company (WSLIC); ownership and operation of real estate
2. Airport Exchange Hotel Partners; Kentucky General Partnership; 74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc.
     (ERI); ownership and operation of real estate
3. AM Concepts Inc.; Delaware Corporation; 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial services

4. AMLIWS Parkway Limited Partnership; Texas Limited Partnership; 73.75% owned by WSLIC, 1.25% owned by ERI; ownership and operation of real estate
5. AMLIWS Summit Ridge, LLC; Missouri Limited Liability Company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate
6. Buckeye Venture Partners, LLC; Ohio Limited Liability Company; 60% owned by Fort Washington Investment Advisors, Inc. (FWIA) and 40% owned by unrelated third party
7. CAI Holding Company, Inc.; Ohio Corporation; 100% owned by Columbus Life Insurance Company (CLIC); holding company
8. Capital Analysts Agency, Inc.; Ohio Corporation; 99% owned by Capital Analysts Incorporated; general insurance agency
9. Capital Analysts Agency, Inc.; Texas Corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency
10. Capital Analysts Incorporated; Delaware Corporation; 100% owned by CAI Holding Company, Inc.; securities broker-dealer and registered investment advisor
11. Capital Analysts Insurance Agency, Inc.; Massachusetts Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency
12. Capital Analysts Insurance Agency, Inc.; Alabama Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency
13. Carthage Senior Housing, Ltd.; Ohio Limited Liability Company; 98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership and operation of real estate
14. Centreport Hotels LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate
15. Centreport Hotel Partners; Texas limited partnership; 74.25% owned by WSLIC; ownership and operation of real estate
16. Cleveland East Hotel, LLC; Ohio Limited Liability Company; 74% owned by WSALD CEH, LLC; 1% owned by ERI; ownership and operation of real estate
17. Columbus Hotel Partners; Ohio General Partnership; 74% owned by WS Columbus Homewood GP, LLC; 1% owned by ERI; ownership and operation of real estate
18. Columbus Life Insurance Company; Ohio Corporation; 100% owned by WSLIC; insurance
19. Country Place Associates; Ohio General Partnership; 90% owned by WS Country Place GP, LLC; 10% owned by ERI; ownership and operation of real estate
20. Courtyard Nursing Care, LLC; Ohio Limited Liability Company; 100% owned by WSLAC; ownership and operation of real estate.
21. Dublin Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
22. Eagle Realty Group, LLC; Ohio Limited Liability Company; 100% owned by W&S Operating Holdings, LLC
23. Eagle Realty Investments, Inc. (ERI); Ohio Corporation; 100% owned by Eagle Realty Group, LLC
24. Fort Washington Capital Partners, LLC; Delaware Limited Liability Company; 100% owned by FWIA
25. Fort Washington Investment Advisors, Inc. (FWIA); Ohio Corporation; 100% owned by W&S Operating Holdings, LLC; registered investment adviser
26.  Fort Washington Savings Company; Ohio Corporation; 100% owned by WSLIC
27.  FWPEI GP LLC; Delaware LLC; 100% owned by FWIA
28. IFS Agency, Inc.; Texas Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency
29. IFS Agency Services, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency
30. IFS General Agency, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency.
31. IFS Financial Services, Inc. (IFS); Ohio Corporation; 100% owned by Western-Southern Life Assurance Company (WSLAC); development and marketing of financial products for distribution through financial institutions
32. IFS Fund Distributors, Inc.; Delaware Corporation; 100% owned by IFS; registered broker dealer
33. IFS Insurance Agency, Inc.; Ohio Corporation; 99% owned by IFS; general insurance agency
34. IFS Systems, Inc.; Delaware Corporation; 100% owned by IFS; development, marketing and support of software systems

35. Insurance Profillment Services, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; insurance marketing services
36. Integrated Investment Services, Inc.; Ohio Corporation; 100% owned by IFS; registered transfer agent
37. IR Mall Associates, Ltd.; Florida limited partnership; 49.50% owned by WSLIC; ownership and operation of real estate
38. IR Mall Company, L.C.; Florida Limited Liability Company; 50% owned by ERI; ownership and operation of real estate
39. The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by Western & Southern Financial Group, Inc. (WSFG)
40. LaFrontera Hotel LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate
41. LaFrontera Lodging Partners LP; Texas limited Partnership; 74.25% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
42. Lookout Corporate Center, Ohio Joint Venture; 50% owned by WS Lookout GP, LLC; ownership and operation of real estate
43. Mission Club Apartments General Partnership; Florida General Partnership; 95.5% owned by WSLIC, 4.5% owned by ERI; ownership and operation of real estate
44. National Integrity Life Insurance Company; New York corporation; 100% owned by ILIC
45. North Pittsburgh Hotel LLC; Pennsylvania Limited Liability Company; 74% owned by WSALD NPH, LLC; 1% owned by ERI; ownership and operation of real estate
46. Northeast Cincinnati Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate.
47. OTR Housing Associates, L.P.; Ohio Limited Partnership; 98% owned by WSLIC; 1% owned by ERI; ownership and operation of real estate
48. OTR Redevelopment Group, LLC; Ohio Limited Liability Company; 100% owned by OTR Walnut Housing, Ltd.
49. OTR Transitional Housing, L.P.; Ohio Limited Partnership; 99% owned by WSLIC; ownership and operation of real estate
50. OTR-Walnut Housing, Ltd.; Ohio Limited Liability Company; 100% owned by ERI; ownership and operation of real estate
51. Queen City Development I, LLC; Ohio Limited Liability Company; 100% owned by Eagle Realty Group, LLC; operation of real estate
52. Race Street Development, Ltd.; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC ; ownership and operation of real estate
53. Seasons Health Care Limited Partnership; Ohio Limited Partnership; 90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC; ownership and operation of real estate
54.  ServerVault Corp.; Delaware Corporation; 50% owned by WSLIC
55. Sixth and Race Development, LLC; Ohio Limited Liability Company; 71% owned by Race Street Development, Ltd., 25% owned by ERI; ownership and operation of real estate
56. Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
57. Todd Investment Advisors, Inc.; Kentucky Corporation; 100% owned by FWIA; registered investment adviser

58. Touchstone Advisors, Inc.; Ohio
     Corporation; 100% owned by IFS; registered investment adviser
59. Touchstone Securities, Inc.; Nebraska Corporation; 100% owned by WSLAC; securities broker-dealer
60. Tri-State Ventures, LLC; Delaware Limited Liability Company; 100% owned by FWIA
61. Tri-State Ventures II, LLC; Delaware Limited Liability Company; 100% owned by FWIA
62. Union Centre Hotel LLC; Ohio Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
63. Vinings Trace LLC; Indiana Limited Liability Company; 99% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
64. Vulcan Hotel LLC; Alabama Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
65. W&S Brokerage Services, Inc.; Ohio Corporation; 100% owned by WSLAC; investment advisor and broker dealer
66. W&S Financial Group Distributors Inc.; Ohio Corporation; 100% owned by IFS; general insurance agency

67. W&S Operating Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of operating entities
68. W&S Real Estate Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of real estate entities
69. WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book selling and publishing
70. West-Whi Columbus NW Partners; Ohio General Partnership; 74% owned by WS Columbus Northwest GP, LLC; 1% owned by ERI; ownership and operation of real estate
71. Western & Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency
72. Western & Southern Agency Services, Inc.; Pennsylvania Corporation; 100% owned by WSLIC; general insurance agency.
73. Western-Southern Life Assurance Company (WSLAC); Ohio Corporation; 100% owned by WSLIC
74. The Western and Southern Life Insurance Company (WSLIC); Ohio Corporation; 100% owned by WSFG
75. Western & Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC
76. Western & Southern Mutual Holding Company (WSMHC); Ohio Mutual Insurance Holding Company
77. Windsor Hotel LLC; Connecticut Limited Liability Company; 74% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
78. Wright Executive Hotel Limited Partners; Ohio Limited Partnership; 60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC; ownership and operation of real estate
79. WSA Commons, LLC; Georgia Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate
80. WS Airport Exchange GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
81. WS Columbus Homewood GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
82. WS Columbus Northwest GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
83. WS Country Place GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
84. WS Lookout JV, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
85. WS Wright Hotel GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
86. WSALD NPH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate
87. WSALD CEH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2007, there were 15,316 contract owners of Separate Account I of Integrity.

ITEM 28. INDEMNIFICATION

Integrity's By-Laws provide, in Article V, Section 5.1 provides:
To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof: (a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.
(b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:
     (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;
     (2) Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.
(c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.
(d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:
     (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;
     (2) If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;
     (3) By the Shareholders; or
     (4) By the court of common pleas or the court in which such action, suit or proceeding was brought. Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.
(e) (1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:
                  (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;
                  (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.
       (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.
(f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Integrity Life Insurance Company Separate Account I. Touchstone Securities also serves as an underwriter for Integrity Life Insurance Company Separate Account II and VUL, National Integrity Life Insurance Company Separate Accounts I and II, contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2, and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Constellation Funds and Constellation Institutional Portfolios, each of which is affiliated with the Depositor.

(b) The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)                          Director
Jill T. McGruder                           Director
Donald J. Wuebbling(1)                     Director

Officers:
James H. Grifo                             President
Richard K. Taulbee(1)                      Vice President
Patricia J. Wilson                         Chief Compliance Officer
James J. Vance                             Vice President and Treasurer
Terrie A. Wiedenheft                       Chief Financial Officer
Douglas B. Perry                           Assistant Treasurer
Timothy D. Speed(1)                        Assistant Treasurer
Cheryl J. Stotts                           Assistant Treasurer
Rhonda S. Malone(1)                        Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

ITEM 31. MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.
(d) to update the registration statement if WSLIC terminates its guarantee to Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

INT Sep Acct I                                                     April 2007

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 10th day of April, 2007.


                              SEPARATE ACCOUNT I OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)


                     By:        /s/ Jill T. McGruder
                         -----------------------------------
                         Jill T. McGruder, President and CEO



                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                     By:      /s/ Jill T. McGruder
                         -----------------------------------
                       Jill T. McGruder, President and CEO



                 THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
                                   (Guarantor)


                     By:       /s/ John F. Barrett
                         -----------------------------------
                         John F. Barrett, President and CEO

INT Sep Acct I                                                     April 2007


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 10th day of April, 2007.

                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                      By:     /s/ Jill T. McGruder
                          -----------------------------------
                          Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:


PRINCIPAL EXECUTIVE OFFICER:  /s/ Jill T. McGruder
                              -----------------------------------------------
                              Jill T. McGruder, President and CEO
                              April 10, 2007


PRINCIPAL FINANCIAL OFFICER:  /s/ Bradley J. Hunkler
                              -----------------------------------------------
                              Bradley J. Hunkler, Vice President and Comptroller April 10, 2007


PRINCIPAL ACCOUNTING OFFICER: /s/ Bradley J. Hunkler
                              -----------------------------------------------
                              Bradley J. Hunkler, Vice President and Comptroller April 10, 2007

DIRECTORS:

 /s/ John F. Barrett                 /s/ Robert L. Walker
---------------------------          -------------------------------
John F. Barrett                      Robert L. Walker
April 10, 2007                       April 10, 2007


/s/ Edward J. Babbitt                /s/ William J. Williams
----------------------------         -----------------------------
Edward J. Babbitt                    William J. Williams
April 10, 2007                       April 10, 2007


/s/ Jill T. McGruder                 /s/ Donald J. Wuebbling
----------------------------         --------------------------------
Jill T. McGruder                     Donald J. Wuebbling
April 10, 2007                       April 10, 2007

INT Sep Acct I                                                     April 2007

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 10th day of April, 2007.


                 THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
                                   (Guarantor)

                      By:      /s/ John F. Barrett
                         ----------------------------------
                         John F. Barrett, President and CEO


                               /s/ John F. Barrett
PRINCIPAL EXECUTIVE OFFICER:   ----------------------------------------------
                               John F. Barrett, President and CEO
                               April 10, 2007


PRINCIPAL FINANCIAL OFFICER:  /s/ Robert L. Walker
                              -----------------------------------------------
                              Robert L. Walker, Senior Vice President and
                              Chief Financial Officer
                              April 10, 2007


PRINCIPAL ACCOUNTING OFFICER: /s/ Robert L. Walker
                              -----------------------------------------------
                              Robert L. Walker, Senior Vice President and
                              Chief Financial Officer
                              April 10, 2007


DIRECTORS:
                                                  /s/ Edward S. Heenan, attorney-in-fact for
/s/ John F. Barrett                               George H. Walker, III
--------------------------------                  ----------------------------------
John F. Barrett                                   George H. Walker, III
April 10, 2007                                    April 10, 2007

                                                  /s/ Edward S. Heenan, attorney-in-fact for
/s/ James N. Clark                                Thomas L. Williams
--------------------------------                  ----------------------------------
James N. Clark                                    Thomas L. Williams
April 10, 2007                                    April 10, 2007

/s/ Edward S. Heenan, attorney-in-fact for
Jo Ann Davidson
--------------------------------                  /s/ William J. Williams
Jo Ann Davidson                                   ----------------------------------
April 10, 2007                                    William J. Williams
                                                  April 10, 2007

/s/ Edward S. Heenan, attorney-in-fact for        /s/ Edward S.  Heenan, attorney-in-fact for
Eugene P. Ruehlmann                               Donald A. Bliss
---------------------------------                 ----------------------------------
Eugene P. Ruehlmann                               Donald A. Bliss
April 10, 2007                                    April 10, 2007
